                                             Securities Act File No. 333-23017
                                         Investment Company Act File No. 811-08085

                                            SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C. 20549

                                                         FORM N-1A

                                  Registration Statement Under The Securities Act of 1933

                                              Post-Effective Amendment No. 13

                                                            and

                              Registration Statement Under The Investment Company Act of 1940

                                                     Amendment No. 16

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                    (Exact Name of Registrant as Specified in Charter)

                                      One Corporate Drive, Shelton, Connecticut 06484
                                      -----------------------------------------------
                                          (Address of Principal Executive Offices) (Zip Code)

                                                      (800) 628-6039
                                                      --------------
                                   (Registrant's Telephone Number, Including Area Code)

                                           EDWARD P. MACDONALD, ESQ., SECRETARY
                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                      One Corporate Drive, Shelton, Connecticut 06484
                                      -----------------------------------------------
                                          (Name and Address of Agent for Service)

                                                        Copies to:

                                                  ROBERT K. FULTON, ESQ.
                                            STRADLEY RONON STEVENS & YOUNG, LLP
                                   2600 ONE COMMERCE SQUARE, PHILADEPHIA, PA 19103-7098

                           It is proposed that this filing will become effective (check appropriate space)

                           _____   immediately upon filing pursuant to paragraph (b).
                           _____   on ________ pursuant to paragraph (b) of rule 485.
                           _____   60 days after filing pursuant to paragraph (a)(1).
                           _____   on _______ pursuant to paragraph (a)(1).
                           X       75 days after filing pursuant to paragraph (a)(2).
                           _____   on _______ pursuant to paragraph (a)(2) of rule 485.
                           _____   this post-effective amendment designates a new effective
                                   date for a previously filed post-effective amendment.

                           Shares of the Various Classes of American Skandia Advisor Funds, Inc.
                                          (Title of Securities Being Registered)

                   This Registration Statement has also been executed by American Skandia Master Trust.

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                    P R O S P E C T U S
                                       Class A, Class B, Class C and Class X Shares

                                                       MARCH 1, 2001
                                             ---------------------------------
                                   ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                                            ASAF AIM INTERNATIONAL EQUITY FUND
                                             ASAF JANUS OVERSEAS GROWTH FUND*
                                      ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
                                             ASAF JANUS SMALL-CAP GROWTH FUND*
                                            ASAF SCUDDER SMALL-CAP GROWTH FUND
                                             ASAF GABELLI SMALL-CAP VALUE FUND
                                              ASAF JANUS MID-CAP GROWTH FUND
                                         ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                                         ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                                              ASAF ALGER ALL-CAP GROWTH FUND
                                              ASAF GABELLI ALL-CAP VALUE FUND
                                               ASAF INVESCO TECHNOLOGY FUND
                                             ASAF INVESCO HEALTH SCIENCES FUND
                                                ASAF RYDEX MANAGED OTC FUND
                                                 ASAF ALLIANCE GROWTH FUND
                                             ASAF MARSICO CAPITAL GROWTH FUND
                                              ASAF JANUS CAPITAL GROWTH FUND
                                            ASAF T. ROWE PRICE TAX MANAGED FUND
                                     ASAF ALLIANCE/BERNSTEIN 50/50 GROWTH + VALUE FUND
                                          ASAF SANFORD BERNSTEIN DEEP VALUE FUND
                                       ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                                           ASAF ALLIANCE GROWTH AND INCOME FUND
                                             ASAF MFS GROWTH WITH INCOME FUND
                                              ASAF INVESCO EQUITY INCOME FUND
                                       ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                                            ASAF FEDERATED HIGH YIELD BOND FUND
                                             ASAF PIMCO TOTAL RETURN BOND FUND
                                                ASAF JPM MONEY MARKET FUND

*Closed to new investors.  See pages 34 and 38 for details.
------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
    PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                               T A B L E   O F   C O N T E N T S
                                               ---------------------------------

         ASAF INVESCO Health Sciences Fund.................................................................................

         ASAF T. Rowe Price Tax Managed Fund...............................................................................
         ASAF Alliance/Bernstein 50/50 Growth + Value Fund.................................................................
         ASAF Sanford Bernstein Deep Value Fund............................................................................

                                                    RISK/RETURN SUMMARY

         American  Skandia  Advisor  Funds,  Inc.  (the  "Company")  is comprised  of  twenty-nine  diversified  investment portfolios  (the  "Funds").  Five of the Funds -- ASAF  American  Century  International  Growth Fund,  ASAF Janus  Capital
Growth  Fund,  ASAF  INVESCO  Equity  Income  Fund,  ASAF PIMCO Total  Return Bond Fund and ASAF JPM Money Market Fund (the
"Feeder  Funds") -- invest all of their  investable  assets in a  corresponding  portfolio (the  "Portfolios")  of American
Skandia  Master Trust  ("ASMT" or the "Trust").  Each  Portfolio  invests in  securities  in accordance  with an investment objective,  investment policies and limitations  identical to those of its corresponding  Feeder Fund. This "master/feeder"
fund  structure  differs  from that of the other Funds of the Company and many other  investment  companies  that  directly invest and manage their own portfolio of securities.  Those Funds of the Company that  currently are not organized  under a
"master/feeder"  fund  structure  retain  the  right to become  part of the  master/feeder  structure  in the  future.  For additional  information  regarding the "master/feeder"  fund structure,  see this Prospectus under "Special  Information on the 'Master/Feeder' Fund Structure."

         The  Company is  designed  to provide a wide range of  investment  options.  Each Fund and  Portfolio  has its own investment  goal and style (and, as a result,  its own level of risk).  Some of the Funds and  Portfolios  offer  potential for high returns with  correspondingly  higher risk,  while others offer stable  returns with  relatively  less risk. It is possible to lose money when investing even in the most  conservative  of the Funds or Portfolios.  Investments in the Funds
and  Portfolios  are not bank deposits and are not insured or guaranteed by the Federal  Deposit  Insurance  Corporation or
any other government agency.

         It is not possible to provide an exact  measure of the risk to which a Fund and  Portfolio is subject,  and a Fund or Portfolio's  risk will vary based on the securities that it holds at a given time.  Nonetheless,  based on each Fund and
Portfolio's  investment  style and the risks  typically  associated  with that style, it is possible to assess in a general manner the risks to which a fund will be subject.  The  following  discussion  highlights  the  investment  strategies  and risks of the Funds and Portfolios.  Additional  information about each Fund and Portfolio's  potential  investments and its risks is included in this Prospectus under "Investment Programs of the Funds."

International Funds and Portfolios:

Fund/Portfolio:               Investment Goal:               Primary Investments:
--------------                ---------------                -------------------

Int'l Small Capitalization    Capital growth                 The Fund invests primarily in equity securities of small
Fund                                                         capitalization foreign companies.

AIM International Equity      Capital growth                 The Fund invests primarily in equity securities of foreign
Fund                                                         companies.

Overseas Growth Fund          Capital growth                 The Fund invests primarily in common stocks of foreign
                                                             companies.

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth Portfolio                                             foreign companies.

Principal Investment Strategies:
-------------------------------

The ASAF Founders  International  Small  Capitalization  Fund normally  invests  primarily in securities  issued by foreign companies  that have market  capitalizations  of $1.5 billion or less.  These  securities  may represent  companies in both established  and  emerging  economies  throughout  the world.  At least 65% of the Fund's  total  assets  normally  will be invested  in  foreign  securities  representing  a minimum  of three  countries.  The Fund may  invest  in  larger  foreign companies or in  U.S.-based  companies  if, in the  Sub-advisor's  opinion,  they  represent  better  prospects for capital growth.

The Sub-advisor to the Fund looks for companies whose fundamental  strengths  indicate potential for growth in earnings per share.  The  Sub-advisor  generally  takes a "bottom up"  approach to building the Fund,  which means that the  Sub-advisor will search for individual  companies that  demonstrate the best potential for  significant  earnings  growth,  rather than choose investments based on broader economic characteristics of countries or industries.

The ASAF AIM International Equity Fund seeks to meet its investment objective by investing,  normally,  at least 70% of its assets in marketable  equity securities of foreign companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign  over-the-counter  market.  The Fund will normally  invest in a diversified  portfolio that includes companies  located in at least four  countries  outside the United  States,  emphasizing  investment  in  companies  in the developed  countries of Western Europe and the Pacific Basin.  The  Sub-advisor  does not intend to invest more than 20% of the Fund's total assets in companies located in developing countries.

The Sub-advisor  focuses on companies that have  experienced  above-average,  long-term  growth in earnings and have strong prospects for future growth.  In selecting  countries in which the Fund will invest,  the  Sub-advisor  also considers such factors as the  prospect for  relative  economic  growth  among  countries  or regions,  economic or political  conditions, currency exchange  fluctuations,  tax considerations and the liquidity of a particular security.  The Sub-advisor considers whether to sell a particular security when any of those factors materially changes.

The ASAF Janus  Overseas  Growth Fund pursues its  objective  primarily  through  investments  in common  stocks of issuers located  outside  the  United  States.  The Fund has the  flexibility  to  invest on a  worldwide  basis in  companies  and organizations  of any size,  regardless  of country of  organization  or place of  principal  business  activity.  The Fund normally  invests at least 65% of its total  assets in  securities  of  issuers  from at least  five  different  countries, excluding  the United  States.  Although  the Fund  intends to invest  substantially  all of its assets in issuers  located outside the United  States,  it may at times  invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The Fund invests  primarily in stocks selected for their growth  potential.  The Sub-advisor  generally takes a "bottom up"
approach to choosing  investments for the Fund. In other words,  the  Sub-advisor  seeks to identify  individual  companies with earnings  growth  potential  that may not be recognized by the market at large,  regardless of where the companies are organized or where they  primarily  conduct  business.  Although  themes may emerge in the Fund,  securities  are generally selected  without regard to any defined  allocation  among  countries,  geographic  regions or industry  sectors,  or other similar selection procedure.

The ASMT  American  Century  International  Growth  Portfolio  will seek to achieve its  investment  objective by investing primarily in equity  securities  of  international  companies  that the  Sub-advisor  believes  will increase in value over time. The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue growth.  Ideally,  the Sub-advisor  looks for companies  whose earnings and revenues are not only growing,  but are growing at an accelerating  pace. For purposes of the Portfolio,  equity  securities  include common stocks,  preferred  stocks and convertible securities.

The  Sub-advisor  tracks  financial  information  for thousands of companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  This strategy is based on the premise that,  over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The Sub-advisor  recognizes that, in addition to locating strong companies with  accelerating  earnings,  the allocation of assets among  different  countries  and regions also is an important  factor in managing an  international  portfolio.  For this reason,  the  Sub-advisor  will  consider a number of other  factors in making  investment  selections,  including the prospects for relative economic growth among countries or regions,  economic and political  conditions,  expected inflation rates,  currency  exchange  fluctuations  and tax  considerations.  Under normal  conditions,  the Portfolio will invest at least 65% of its assets in equity  securities  of  issuers  from at least  three  countries  outside of the United  States.
While the Portfolio's focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in issuers in developing countries.

Principal Risks:
---------------

o    All four of the  international  funds and  portfolios  are equity funds,  and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many  reasons,  including  reasons  related to the particular company, the industry of which it is a part, or the securities markets generally.

o    The level of risk of the  international  funds and  portfolios  will  generally  be higher  than the level of risk associated with domestic equity funds.  Foreign  investments  involve risks such as fluctuations in currency  exchange rates, unstable political and economic structures,  reduced availability of information, and lack of uniform financial reporting and regulatory  practices such as those that apply to U.S. issuers.  While none of the  international  funds invest primarily in companies located in developing countries,  each may invest in those companies to some degree, and investment in developing countries may accentuate the risks of foreign investing.

o    As a fund that invests  primarily in the securities of smaller foreign  issuers,  the ASAF Founders  International
     Small  Capitalization  Fund may be subject to a greater level of risk than the other international  funds.  Securities of  smaller  companies  tend to be subject to more  abrupt and  erratic  price  movements  than  securities  of larger companies, in part because they may have limited product lines, markets, or financial resources.

Capital Growth Funds and Portfolios:

Fund/Portfolio:               Investment Goal:               Primary Investments:
--------------                ---------------                -------------------

Janus Small-Cap Growth Fund   Capital growth                 The Fund invests primarily in common stocks of small
                                                             capitalization U.S. companies.

Scudder Small-Cap Growth      Maximum capital growth         The Fund invests primarily in equity securities of small
Fund                                                         capitalization companies.

Small-Cap Value Fund          Long-term capital growth       The Fund invests primarily in stocks and equity-related
                                                             securities of small capitalization U.S. companies that appear to be undervalued.

Janus Mid-Cap Growth Fund     Long-term capital growth       The Fund invests primarily in common stocks, with normally at least 65% of the Fund's assets invested in medium-sized
                                                             companies.

Neuberger Berman Mid-Cap      Capital growth                 Invests primarily in common stocks of medium capitalization
Growth Fund                                                  companies.

Neuberger Berman              Capital growth                 The Fund invests primarily in common stocks of medium
Mid-Cap Value Fund                                           capitalization companies, using a value-oriented investment approach.

All-Cap Growth Fund           Long-term capital growth       The Fund invests primarily in equity securities.

All-Cap Value Fund            Capital growth                 The Fund invests primarily in readily marketable equity
                                                             securities.

Technology Fund               Capital growth                 The Fund invests primarily in equity securities of companies engaged in technology-related industries.

Health Sciences Fund          Growth                         The Fund invests primarily in the equity securities of
                                                             companies that develop, produce or distribute products or
                                                             services related to health care.

Managed OTC Fund              Provide investment results     The Fund invests primarily in securities of companies
                              that correlate to the          included in the NASDAQ 100 and leveraged instruments, such as
                              performance of the NASDAQ      futures contracts and options, relating to the NASDAQ 100.
                              100 Index

Alliance Growth Fund          Capital growth                 The Fund invests predominantly in the equity securities of a limited number of large, high-quality U.S. companies.

Marsico Capital Growth Fund   Capital growth                 The Fund invests primarily in common stocks, with the
                                                             majority of the Fund's assets in large-cap stocks.

Janus Capital Growth          Capital growth                 The Portfolio invests primarily in common stocks.
Portfolio

Tax Managed Fund              Long-term capital              The Fund will invest primarily in large-capitalization stocks
                              appreciation on an             selected mainly from the 1,000 largest U.S. companies
                              after-tax basis

50/50 Growth + Value Fund     Capital Growth                The Fund will  invest  approximately  50% of its assets in growth stocks of large  companies  and 50% of its assets in value stocks of large companies.

Deep Value Fund               Long-term capital growth      The Fund invests primarily in common stocks of large
                                                            capitalization companies that appear to be undervalued.

Managed Index 500 Fund        To outperform the S&P 500      The Portfolio invests primarily in common stocks included in
                              Stock Index                    the S&P 500.

Principal Investment Strategies:
-------------------------------

The ASAF Janus  Small-Cap  Growth Fund pursues its objective by normally  investing at least 65% of its total assets in the common  stocks of  small-sized  companies.  For  purposes  of the Fund,  small-sized  companies  are those that have market capitalizations  of less than $1.5 billion or annual gross  revenues of less than $500  million.  To a lesser  extent,  the
Fund may also invest in stocks of larger companies with potential for capital appreciation.

The  Sub-advisor  generally  takes a "bottom up"  approach  to  building  the Fund.  In other  words,  it seeks to identify individual  companies with earnings  growth  potential that may not be recognized by the market at large.  Although  themes may emerge in the Fund,  securities are generally  selected  without regard to any defined industry sector or other similar selection procedure.

At least 65% of the ASAF Scudder  Small-Cap  Growth Fund's total assets normally will be invested in the equity  securities of smaller companies,  i.e., those having a market capitalization of $2 billion or less at the time of investment,  many of which  would be in the  early  stages  of their  life  cycle.  Equity  securities  include  common  stocks  and  securities convertible  into or  exchangeable  for common  stocks,  including  warrants and rights.  The  Portfolio  intends to invest primarily in stocks of companies  whose  earnings per share are expected by the  Sub-advisor to grow faster than the market average ("growth stocks").

In managing the Fund, the Sub-advisor  emphasizes  stock selection and fundamental  research.  The Sub-advisor  considers a number of factors in  determining  whether to invest in a growth  stock,  including  return on equity and  earnings  growth rate, low level of debt,  strong  balance sheet,  good  management and industry  leadership.  Other factors are patterns of increasing  sales growth,  the development of new or improved  products or services,  favorable  outlooks for growth in the industry, the probability of increased operating efficiencies,  emphasis on research and development,  cyclical conditions, or other signs that a company may grow rapidly.  The Fund seeks  attractive  areas for  investment  that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.

The ASAF Gabelli  Small-Cap  Value Fund  (formerly,  the ASAF T. Rowe Price Small  Company Value Fund) will invest at least
65% of its  total  assets in  stocks  and  equity-related  securities  of small  companies  ($1  billion  or less in market capitalization).  Reflecting a value approach to investing,  the Fund will seek the stocks of companies whose current stock prices  do not  appear  to  reflect  their  underlying  value as  measured  by  assets,  earnings,  cash  flow or  business franchises.  The  Sub-advisor's  research  team  seeks to  identify  companies  that  appear to be  undervalued  by various measures,  and  may be  temporarily  out of  favor,  but  have  good  prospects  for  capital  appreciation.  In  selecting investments, the Sub-advisor generally looks to the following:

 .........(1) Low  price/earnings,  price/book  value or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm.

 .........(2) Low stock price relative to a company's underlying asset values.

 .........(3) A sound balance sheet and other positive financial characteristics.

The  Sub-advisor  then  determines  whether  there is an  emerging  catalyst  that will  focus  investor  attention  on the underlying  assets of the company,  such as takeover  efforts,  a change in  management,  or a plan to improve the business through  restructuring  or other means.  The Fund may sell  securities  for a variety of reasons,  such as to secure gains, limit  losses or  re-deploy  assets  into more  promising  opportunities.  The Fund will not sell a stock just  because the company has grown to a market  capitalization  of more than $1 billion,  and it may on occasion  purchase  companies with a market cap above $1 billion.

The ASAF Janus  Mid-Cap  Growth Fund  pursues its  objective by investing  primarily  in common  stocks  selected for their growth  potential,  and normally  invests at least 65% of its total assets in medium-sized  companies.  For purposes of the
Fund,  medium-sized companies are those whose market  capitalizations  (measured at the time of investment) fall within the range of companies in the Standard & Poor's MidCap 400 Index (the "S&P 400").  The  Sub-advisor  generally  takes a "bottom up"  approach  to  choosing  investments  for the Fund.  In other  words,  the  Sub-advisor  seeks to  identify  individual companies with earnings  growth  potential that may not be recognized by the market at large.  The  Sub-advisor  makes this assessment  by looking  at  companies  one at a time,  regardless  of size,  country of  organization,  place of  principal business activity, or other similar selection criteria.

To pursue its objective,  the ASAF Neuberger  Berman Mid-Cap Growth Fund primarily  invests in the common stocks of mid-cap companies.  Companies  with equity market  capitalizations  from $300 million to $10 billion at the time of investment  are considered  mid-cap  companies  for purposes of the Fund.  Some of the Fund's  assets may be invested in the  securities of large-cap  companies  as well as in  small-cap  companies.  The Fund  seeks  to  reduce  risk by  diversifying  among  many companies and industries.

The Fund is  normally  managed  using a  growth-oriented  investment  approach.  The  Sub-advisor  looks  for  fast-growing companies  that  are  in  new  or  rapidly  evolving  industries.  Factors  in  identifying  these  companies  may  include above-average  growth of earnings or earnings that exceed analysts'  expectations.  The Sub-advisor may also look for other characteristics  in a company,  such as financial  strength,  a strong  position  relative to competitors and a stock price that is reasonable in light of its growth rate.

The  Sub-advisor  follows a disciplined  selling  strategy,  and may sell a stock when it reaches a target price,  fails to perform as expected, or appears substantially less desirable than another stock.

To pursue its  objective,  the ASAF Neuberger  Berman Mid-Cap Value Fund primarily  invests in the common stocks of mid-cap companies.  Some of the Fund's  assets may be invested in the  securities  of  large-cap  companies as well as in small-cap companies.  The Fund seeks to reduce risk by diversifying among many companies and industries.

Under the Fund's value-oriented  investment approach,  the Sub-advisor looks for well-managed  companies whose stock prices are  undervalued  and that may rise in price when other  investors  realize their worth.  Factors that the  Sub-advisor may use to identify these companies include strong fundamentals,  such as a low price-to-earnings  ratio, consistent cash flow, and a sound track record through all phases of the market cycle.  The Sub-advisor  may also look for other  characteristics in a company,  such as a strong position relative to competitors,  a high level of stock ownership among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Sub-advisor  generally  considers selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The ASAF Alger All-Cap Growth Fund invests primarily in equity  securities,  such as common or preferred  stocks,  that are listed on U.S.  exchanges or in the  over-the-counter  market. The Fund may invest in the equity securities of companies of all sizes, and may emphasize either larger or smaller  companies at a given time based on the  Sub-advisor's  assessment of particular companies and market conditions.

The Fund  invests  primarily  in growth  stocks.  The  Sub-advisor  believes  that  these  stocks are those of two types of companies:

o        High Unit Volume Growth  Companies.  These are vital creative  companies that offer goods or services to a rapidly expanding  marketplace.  They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

o        Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is expected to produce  advantageous  results.  These  changes  may  be as  varied  as  new  management,  products  or  technologies, restructurings or reorganizations, or mergers and acquisitions.

The ASAF Gabelli  All-Cap  Value Fund will  primarily  invest in readily  marketable  equity  securities  including  common stocks,  preferred  stocks and securities  that may be converted at a later time into common stock.  The Fund may invest in the  securities of companies of all sizes,  and may emphasize  either larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.

In making  stock  selections,  the Fund  strives to earn a 10% real rate of return.  The Fund  focuses  on  companies  that appear underpriced  relative to the value that the Fund's  Sub-advisor  believes informed investors would be willing to pay for the company.  The Sub-advisor  considers factors such as price,  earnings  expectations,  earnings and price histories, balance sheet  characteristics  and perceived  management  skills.  The Sub-advisor also considers  changes in economic and political  outlooks as well as individual  corporate  developments.  The Sub-advisor  will sell any Fund  investments  that lose their perceived value relative to other investments.

The ASAF INVESCO  Technology Fund normally  invests at least 80% of its total assets in the equity  securities of companies engaged in the  technology-related  industries.  These  industries  include,  but are not limited to,  applied  technology, biotechnology,  communications,  computers, video, electronics, Internet, IT services and consulting,  oceanography, office and factory  automation,  networking,  robotics,  and video. A portion of the Fund's assets may be invested outside of this sector.  The  Sub-advisor  uses a  bottom-up  approach  to create  the Fund's  investment  portfolio,  focusing  on company fundamentals and growth prospects when selecting  securities.  In general,  the Fund emphasizes  strongly managed companies that the Sub-advisor  believes will generate  above-average  growth rates for the next three to five years. The Sub-advisor prefers  markets  and  industries  where  leadership  is in a few  hands,  and  tends to avoid  slower-growing  markets  or industries.

A core portion of the Fund's portfolio is invested in  market-leading  technology  companies that the Sub-advisor  believes will  maintain or improve  their market share  regardless  of overall  economic  conditions.  These  companies  are usually large,  established  firms that are leaders in their field and have a strategic  advantage over many of their  competitors.
The remainder of the Fund's portfolio consists of faster-growing,  more volatile technology  companies that the Sub-advisor believes to be emerging leaders in their fields.

The ASAF INVESCO Health  Sciences Fund invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or  services  related to health  care.  These  companies  include,  but are not  limited  to,  medical equipment or supplies,  pharmaceuticals,  health care  facilities,  and applied research and development of new products or services.  A portion of the Fund's  assets is not required to be invested in the sector.  To determine  whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o        At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o        Based on other available  information,  the Sub-advisor  determines that its primary business is within the health sciences sector.

The Fund is aggressively  managed.  It primarily  invests in equity  securities that the Sub-advisor  believes will rise in price  faster than other  securities,  as well as options and other  investments  whose values are based upon the values of equity  securities.  The  Sub-advisor  uses a "bottom up" investment  approach to create the Fund's  investment  portfolio, focusing  on company  fundamentals  and growth  prospects  when  selecting  securities.  In  general,  the Fund  emphasizes strongly managed  companies that the Sub-advisor  believes will generate  above-average  growth rates for the next three to five years.  The  Sub-advisor  prefers  markets  and  industries  where  leadership  is in a few hands,  and tends to avoid slower-growing markets or industries.

The ASAF Rydex  Managed OTC Fund pursues its objective by investing  primarily in  securities of companies  included in the
NASDAQ 100 Index (the "NASDAQ  100") and leveraged  instruments,  such as futures  contracts  and options,  relating to the
NASDAQ 100. The NASDAQ 100 is a modified  capitalization-weighted  index  composed of the equity  securities  of 100 of the largest  non-financial  companies listed on the National  Association of Securities  Dealers Automated  Quotations  System.
The  Sub-advisor  will attempt to  consistently  use leveraged  instruments to increase the Fund's  exposure to 125% of the
NASDAQ 100. If the  Sub-advisor  achieves this goal,  the value of the Fund's shares will tend to increase on a daily basis by 125% of the value of any  increase  in the  NASDAQ  100.  When the value of the NASDAQ  100  declines,  the value of the
Fund's shares should also decrease on a daily basis by 125% of the value of any decrease in the Index (e.g.,  if the NASDAQ
100 goes down by 5%, the value of the Fund's shares should go down by 6.25% on that day).

The  Sub-advisor  uses  quantitative  analysis  techniques to structure the Fund to obtain the highest  correlation  to the
NASDAQ 100, while  remaining  fully invested in all market  environments.  While it is not expected that the performance of the Fund will deviate more than 10% from the Fund's goal of achieving  results  corresponding  to 125% of the return of the
NASDAQ 100,  certain factors may affect the Fund's ability to achieve this  correlation.  The Sub-advisor  will monitor the
Fund on an ongoing basis, and make adjustments, as necessary, to minimize tracking error and to maximize liquidity.

The ASAF Alliance Growth Fund (formerly,  the ASAF Oppenheimer  Large-Cap Growth Fund) normally invests at least 80% of its total assets in the equity  securities of U.S.  companies.  Normally,  about 40-60  companies  will be  represented  in the
Fund, with the 25 companies most highly regarded by the Sub-advisor usually  constituting  approximately 70% of the Fund 's net  assets.  The Fund is thus  atypical  from many  equity  mutual  funds in its  focus on a  relatively  small  number of intensively researched companies.

The Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal research staff, which generally follows a primary research universe of more than 500 companies that have strong  management,  superior industry  positions, excellent  balance sheets and superior  earnings  growth  prospects.  An emphasis is placed on identifying  companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

During market declines,  while adding to positions in favored stocks, the Fund becomes somewhat more aggressive,  gradually reducing  the  number of  companies  represented  in its  portfolio.  Conversely,  in rising  markets,  while  reducing  or eliminating  fully valued  positions,  the Fund becomes  somewhat more  conservative,  gradually  increasing  the number of companies  represented in its portfolio.  The Sub-advisor  therefore  seeks to gain positive  returns in good markets while providing some measure of protection in poor markets.

The ASAF Marsico  Capital Growth Fund will pursue its objective by investing  primarily in common stocks.  The  Sub-advisor expects  that the  majority  of the Fund's  assets  will be  invested  in the common  stocks of  larger,  more  established companies.

In selecting  investments  for the Fund, the Sub-advisor  uses an approach that combines "top down" economic  analysis with
"bottom up" stock selection.  The "top-down"  approach takes into  consideration  such  macro-economic  factors as interest rates,  inflation,  the  regulatory  environment,  and the global  competitive  landscape.  In  addition,  the  Sub-advisor
examines  such  factors  as  the  most  attractive  global  investment  opportunities,   industry  consolidation,  and  the
sustainability  of  economic  trends.  As a result  of this  "top  down"  analysis,  the  Sub-advisor  identifies  sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.

The  Sub-advisor  then looks for  individual  companies  with earnings  growth  potential that may not be recognized by the market at large.  In determining  whether a particular  company is appropriate  for investment by the Fund, the Sub-advisor focuses on a number of  different  attributes,  including  the  company's  specific  market  expertise  or  dominance,  its franchise  durability and pricing power,  solid  fundamentals  (e.g., a strong balance sheet,  improving returns on equity, and the ability to generate  free cash flow),  strong  management,  and  reasonable  valuations in the context of projected growth rates.

The ASMT Janus Capital  Growth  Portfolio will pursue its objective by investing  primarily in common stocks.  Common stock investments  will be in companies that the Sub-advisor  believes are  experiencing  favorable demand for their products and services,  and which operate in a favorable  competitive  and regulatory  environment.  The  Sub-advisor  generally takes a
"bottom up" approach to choosing  investments for the Fund. In other words,  the Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.

The ASAF T. Rowe Price Tax Managed  Fund will invest  primarily in  large-capitalization  stocks  selected  mainly from the
1,000  largest  U.S.  companies.  Stock  selection  is based on  fundamental,  bottom-up  analysis  that seeks to  identify companies  with superior  long-term  appreciation  prospects.  Generally the  Sub-advisor  uses a growth  approach to stock selection,  looking for companies with: a demonstrated ability to increase revenues,  earnings, and cash flow consistently;
capable management;  attractive business niches; and a sustainable  competitive  advantage.  Valuation measures,  such as a company's  price/earnings  ratio  relative to the market and its own growth rate,  and its dividend  yield  relative to the market, are also considered.

Generally,   the  Fund  will  limit  exposure  to  high-yielding   stocks.   However,  the  payment  of  dividends  -  even
higher-than-average  dividends - does not disqualify a stock from  consideration for the Fund's  portfolio.  The Fund seeks long-term  appreciation while minimizing taxable distributions of capital gains and dividends.  This approach should reduce the negative  effects of federal  taxation and should increase  after-tax  returns  compared with similar funds that do not make tax efficiency a primary focus.  To accomplish the Fund's goal of minimizing  taxable  distributions,  the Sub-advisor will strive to avoid realizing capital gains.  However,  gains may be realized when it is believed that the risk of holding a security  outweighs tax  considerations.  When gains are taken,  the Sub-advisor  will attempt to offset them with losses from other  securities.  This may be  accomplished  by selling  certain  securities at a loss and investing the proceeds in similar securities.

The ASAF  Alliance/Bernstein  50/50  Growth + Value Fund will invest  primarily  in common  stocks of large U.S.  companies included in the Russell 1000 Index (the "Russell 1000").  The Russell 1000 is a market  capitalization-weighted  index that measures the performance of the 1,000 largest U.S.  companies.  As of June 30, 2000, the average market  capitalization  of the companies in the Russell 1000 index was approximately $14.1 billion.

Normally,  about 60-85  companies  will be represented in the Fund,  with 25-35  companies  primarily from the Russell 1000
Growth Index (the "Growth Index")  constituting  approximately 50% of the Fund's net assets, and 35-50 companies  primarily from the Russell 1000 Value Index (the "Value Index")  constituting the remainder of the Fund's net assets.  All daily cash flows (that is,  purchases and  reinvested  distributions)  and outflows (that is,  redemptions  and expense items) will be divided between the two portfolio  segments for purposes of maintaining the targeted  percentage  allocation between growth and value stocks.  There will be a periodic  rebalancing  of each segment's  assets to take account of market  fluctuations in order to maintain the  approximately  equal  allocation.  During periods between  rebalancing,  the allocation of assets between portfolio segments may vary significantly from the target  allocations.  As a consequence,  assets may be allocated from the portfolio  segment that has  appreciated  more or depreciated  less to the other.  In addition,  rebalancing  will entail transaction costs which over time may be significant.

The ASAF  Sanford  Bernstein  Deep Value Fund will pursue its  objective  by  investing  primarily  in common  stocks.  The
Sub-advisor  expects that the majority of the Fund's assets will be invested in the common stocks of large  companies  that appear to be undervalued.  Among other things,  the Fund seeks to identify  compelling  buying  opportunities  created when companies are  undervalued  on the basis of investor  reactions to near-term  problems or  circumstances  even though their long-term  prospects remain sound. The Sub-advisor's  investment  approach is value-based and  price-driven,  and it relies on the  intensive  fundamental  research of its  internal  research  staff to identify  these buying  opportunities  in the marketplace.

Fund  investments  are selected by the  Sub-advisor  based upon a model  portfolio  of 125-175  stocks  constructed  by the
Sub-advisor.  In selecting  investments for the model portfolio,  the Sub-advisor  takes a "bottom-up"  approach.  In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.  The  Sub-advisor  relates  present  value of each  company's  forecasted  future  cash flow to the current price of its stock.  The  Sub-advisor  ranks  companies from the highest  expected  return to the lowest,  with the companies at the top of the ranking being the most undervalued.

The ASAF Sanford  Bernstein  Managed  Index 500 Fund  (formerly,  the ASAF Bankers  Trust  Managed Index 500 Fund) seeks to outperform  the Standard & Poor's 500 Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different  weightings of common stocks relative to the index.  The S&P 500 is an index of 500 common stocks,  most of which trade on the New York Stock Exchange Inc. (the "NYSE").

In seeking to outperform the S&P 500, the Sub-advisor  starts with a portfolio of stocks  representative of the holdings of the index.  It then uses a set of  fundamental,  quantitative  criteria that are designed to indicate  whether a particular stock will  predictably  perform  better or worse than the S&P 500. Based on these  criteria,  the  Sub-advisor  determines whether the Fund should  over-weight,  under-weight  or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the  Sub-advisor may determine  based on the  quantitative  criteria that (1) certain S&P 500 stocks should not be held by the Fund in any amount,  and (2) certain equity  securities  that are not  included  in the S&P 500  should be held by the  Fund.  The Fund may  invest  up to 15% of its total  assets in equity securities not included in the S&P 500.

While the Fund attempts to outperform  the S&P 500, it is not expected that any  outperformance  will be  substantial.  The
Fund also may underperform the S&P 500 over short or extended periods.

Principal Risks:
---------------

All of the capital  growth funds and  portfolios  are equity  funds,  and the primary risk of each is that the value of the stocks they hold will decline.  Stocks can decline for many reasons,  including reasons related to the particular  company, the industry of which it is a part, or the securities markets generally.  These declines can be substantial.

The risk to which the capital  growth  funds and  portfolios  are subject  depends in part on the size of the  companies in which the  particular  fund or portfolio  invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities  of larger  companies,  in part because they may have  limited  product  lines, markets,  or  financial  resources.  Market  capitalization,  which is the total  market  value of a company's  outstanding stock,  is often used to classify  companies  based on size.  Therefore,  the ASAF Janus  Small-Cap  Growth Fund,  the ASAF
Scudder  Small-Cap  Growth  Fund and the ASAF  Gabelli  Small-Cap  Value Fund can be  expected to be subject to the highest degree of risk relative to the other capital growth funds.  The ASAF Janus Mid-Cap  Growth Fund, the ASAF Neuberger  Berman
Mid-Cap Growth Fund and the ASAF  Neuberger  Berman Mid-Cap Value Fund can be expected to be subject to somewhat less risk, and the ASAF Alliance  Growth Fund, the ASAF Marsico  Capital Growth Fund,  the ASMT Janus Capital  Growth  Portfolio,  the
ASAF T. Rowe Price Tax Managed Fund,  the ASAF  Alliance/Bernstein  50/50 Growth + Value Fund,  the ASAF Sanford  Bernstein
Deep Value Fund,  the ASAF Sanford  Bernstein  Managed  Index 500 Fund and the ASAF Rydex Managed OTC Fund to somewhat less risk than the mid-cap funds.  The ASAF Rydex Managed OTC Fund,  however,  will likely be subject to a greater level of risk than the average  large-cap  fund because the Fund seeks to magnify the results of its  benchmark  index and because of the relatively  volatile  nature of the  securities in which it will invest.  The ASAF  Alger-All-Cap  Growth Fund and the ASAF
Gabelli  All-Cap Value Fund may invest in equity  securities  without regard to  capitalization,  and may include large and small companies at the same time.

The ASAF Gabelli  Small-Cap  Value Fund,  the ASAF Neuberger  Berman Mid-Cap Value Fund and the ASAF Gabelli  All-Cap Value
Fund and the ASAF Sanford  Bernstein  Deep Value Fund take a value  approach to investing,  while the ASAF Janus  Small-Cap
Growth Fund,  the ASAF Scudder  Small-Cap  Growth Fund,  the ASAF Janus  Mid-Cap  Growth Fund,  the ASAF  Neuberger  Berman
Mid-Cap Growth Fund, the ASAF Alger All-Cap  Growth Fund,  the ASAF Alliance  Growth Fund, the ASAF Marsico  Capital Growth
Fund the ASMT Janus Capital Growth  Portfolio,  the ASAF Rydex Managed OTC Fund and the ASAF T. Rowe Price Tax Managed Fund
take a growth  approach.  Value stocks are believed to be selling at prices lower than what they are actually worth,  while growth  stocks are those of  companies  that are expected to grow at  above-average  rates.  A fund or portfolio  investing primarily  in growth  stocks will tend to be subject to more risk than a value fund,  although  this will not always be the case. The ASAF Sanford  Bernstein  Managed Index 500 Fund, like the S&P 500, and the ASAF  Alliance/Bernstein  50/50 Growth
+ Value Fund, will include both value and growth stocks.

The ASAF Janus Mid-Cap  Growth Fund and the ASAF Rydex Managed OTC Fund are subject to an  additional  risk factor  because they are less  diversified than most equity funds and,  therefore,  a single  security's  increase or decrease in value may have a greater  impact on these  Funds'  share price and total  return.  Because of this,  these Funds' share prices can be expected to fluctuate more than comparable diversified funds.

The ASAF INVESCO  Technology  Fund and the ASAF INVESCO Health Sciences Fund are subject to additional risk factors because they concentrate  their investments in specific market sectors.  These investments could experience  sharper price declines than the market as a whole when  conditions are unfavorable  for the particular  sector.  Many of the products and services offered by  companies  in the  technology  sector  are  subject  to rapid  obsolescence,  which may reduce the value of the securities of those  companies.  Many faster  growing  health care  companies  have limited  operating  histories and their potential  profitability  may be dependent on regulatory  approval of their  products,  which  increases the  volatility of these companies' securities prices.

Growth and Income Funds and Portfolios:

Fund/Portfolio:              Investment Goal:               Primary Investments:
--------------               ---------------                -------------------

Alliance Growth and Income   Long term capital  growth and  The Fund invests  primarily in common stocks that are believed to
Fund                         income                         be  selling  at  reasonable   valuations  in  relation  to  their
                                                            fundamental business prospects.
MFS Growth with Income Fund  Reasonable   current   income  The  Fund  invests   primarily  in  common   stocks  and  related
                             and long-term  capital growth  securities.
                             and income

Equity Income Portfolio      Capital  growth  and  current  The Portfolio  invests  primarily in  dividend-paying  common and
                             income                         preferred  stocks,  and  to  a  lesser  extent  in  fixed  income securities.

Strategic Balanced Fund      Capital  growth  and  current  The Fund  normally  invests  approximately  60% of its  assets in
                             income                         equity  securities  and the  remainder  in bonds and other  fixed income securities.

Principal Investment Strategies:
-------------------------------

The ASAF Alliance  Growth and Income Fund normally will invest in common  stocks (and  securities  convertible  into common stocks).  Typically, in choosing stocks, the Sub-advisor looks for companies using the following process:

Quantitative  research is performed on a universe of large,  seasoned,  U.S. and multinational  companies to identify which stocks the Sub-advisor believes represent the best bargains; and
Fundamental  research is  conducted to assess a company's  operating  environment,  resources  and  strategic  plans and to determine its prospects for exceeding the earnings expectations reflected in its stock price.

The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the Fund's assets invested in securities that are selling at reasonable  prices in relation to their value. In doing so, the Fund may forgo some  opportunities  for gains when, in the judgment of the Sub-advisor, they are too risky.

The ASAF MFS Growth with Income Fund invests,  under normal market  conditions,  at least 65% of its total assets in common stocks and related securities,  such as preferred stocks,  convertible  securities and depositary  receipts.  The stocks in which the Fund  invests  generally  will pay  dividends.  While  the Fund may  invest in  companies  of any size,  the Fund generally focuses on companies with larger market  capitalizations  that the Sub-advisor  believes have sustainable  growth prospects and attractive valuations based on current and expected earnings or cash flow.

The  Sub-advisor  uses a "bottom  up," as opposed to "top down,"  investment  style in managing  the Fund.  This means that securities are selected based upon fundamental analysis of individual companies by the Sub-advisor.

The ASMT INVESCO  Equity Income  Portfolio  seeks to achieve its objective by investing in securities  that are expected to produce  relatively high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65%
of its assets in  dividend-paying  common and  preferred  stocks of domestic and foreign  issuers.  Up to 30% of the Fund's assets may be invested in equity securities that do not pay regular  dividends.  In addition,  the Portfolio  normally will have some portion of its assets invested in debt securities or convertible bonds.

The Sub-advisor to the ASAF American Century  Strategic  Balanced Fund intends to maintain  approximately 60% of the Fund's assets in equity  securities and the remainder in bonds and other fixed income  securities.  With the equity portion of the
Fund, the Sub-advisor  utilizes  quantitative  management  techniques in a two-step  process that draws heavily on computer technology.  In the first step, the Sub-advisor  ranks stocks,  primarily the 1,500 largest publicly traded U.S.  companies as measured by market  capitalization.  These rankings are  determined by using a computer model that combines  measures of a stock's value and measures of its growth  potential.  To measure  value,  the  Sub-advisor  uses ratios of stock price to book value and stock price to cash flow, among others.  To measure growth,  the Sub-advisor  uses,  among others,  the rate of growth in a company's earnings and changes in its earnings estimates.

In the second step,  the  Sub-advisor  uses a technique  called  portfolio  optimization.  In portfolio  optimization,  the
Sub-advisor uses a computer to build a portfolio of stocks from the ranking  described  earlier that it thinks will provide the best  balance  between  risk and  expected  return.  The goal is to create an equity  portfolio  that  provides  better returns than the S&P 500 Index without taking on significant additional risk.

The  Sub-advisor  intends to  maintain  approximately  80% of the Fund's  fixed  income  assets in  domestic  fixed  income securities  and up to 20% in foreign fixed income  securities.  This  percentage  will fluctuate and may be higher or lower depending on the mix the  Sub-advisor  believes will be most  appropriate  for achieving the Fund's  objectives.  The fixed income  portion of the Fund is invested in a  diversified  portfolio  of  government  securities,  corporate  fixed  income securities,  mortgage-backed  and  asset-backed  securities,  and  similar  securities.  The  Sub-advisor's  strategy is to actively  manage the Fund by investing the Fund's fixed income assets in sectors it believes are  undervalued  (relative to the other sectors) and which represent better relative long-term investment opportunities.

The Sub-advisor will adjust weighted average  portfolio  maturity in response to expected changes in interest rates.  Under normal market  conditions,  the weighted  average  maturity of the fixed income portion of the Fund will range from 3 to 10 years.

Principal Risks:
---------------

Both equity  securities  (e.g.,  stocks) and fixed income  securities  (e.g.,  bonds) can decline in value, and the primary risk of each of the growth and income funds and  portfolios  is that the value of the  securities  they hold will  decline.
The degree of risk to which the growth and income  funds are  subject is likely to be somewhat  less than a fund  investing exclusively for capital growth.

The values of equity  securities  tend to  fluctuate  more widely than the values of fixed  income  securities.  Therefore, because of their  fixed  income  investments,  the risk to which the ASMT  INVESCO  Equity  Income  Portfolio  and the ASAF
American  Century  Strategic  Balanced Fund are subject will likely be somewhat lower than a fund that invests  exclusively in equity  securities,  although  both will  generally  invest the  majority of their  assets in equity  securities.  Fixed income  securities  with  longer  maturities  (or  durations)  are  generally  subject  to greater  risk than fixed  income securities  with shorter  maturities,  in that their values will fluctuate  more in response to changes in market  interest rates.

The ASAF American  Century  Strategic  Balanced Fund generally takes a growth  approach to investing in equity  securities, while the other growth and income funds take a value  approach.  Growth stocks are those of companies  that are expected to grow at  above-average  rates,  while value  stocks are  believed to be selling at prices lower than what they are actually worth.  A fund investing  primarily in growth stocks will tend to be subject to more risk than a value fund,  although this will not always be the case.

Both the ASMT INVESCO Equity Income  Portfolio and the ASAF American Century  Strategic  Balanced Fund may invest a limited portion of their assets in  lower-quality  fixed income  securities,  which are subject to greater risk that the issuer may fail to make interest and principal payments on the securities when due.

Fixed Income Funds and Portfolios:

Fund/Portfolio:              Investment Goal:               Primary Investments:
--------------               ---------------                -------------------

High Yield Bond Fund         High current income            The  Fund  invests   primarily  in  lower-quality   fixed  income
                                                            securities.

Total Return Bond Portfolio  Maximize     total    return,  The Portfolio invests  primarily in  higher-quality  fixed income
                             consistent with  preservation  securities  of  varying  maturities,   so  that  the  Portfolio's
                             of capital                     expected average duration will be from three to six years.

Money Market Portfolio       Maximize  current  income and  The  Portfolio   invests  in   high-quality,   short-term,   U.S.
                             maintain   high   levels   of  dollar-denominated instruments.
                             liquidity

Principal Investment Strategies:
-------------------------------

The ASAF  Federated  High Yield Bond Fund will  invest at least 65% of its assets in  lower-rated  corporate  fixed  income securities  ("junk bonds").  These fixed income securities may include preferred  stocks,  convertible  securities,  bonds, debentures,  notes,  equipment  lease  certificates  and equipment  trust  certificates.  The  securities in which the Fund invests  usually will be rated below the three highest rating  categories of a nationally  recognized  rating  organization
(AAA,  AA, or A for Standard & Poor's  Corporation  ("Standard & Poor's") and Aaa, Aa or A for Moody's  Investors  Service,
Inc.  ("Moody's"))  or, if unrated,  are of  comparable  quality.  There is no lower limit on the rating of  securities  in which the Fund may invest.

Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

         Credit Research.  The Sub-advisor  will perform its own credit analysis in addition to using rating  organizations and other sources,  and may have discussions with the issuer's  management or other investment  analysts regarding issuers.
The Sub-advisor's credit analysis will consider the issuer's financial  soundness,  its responsiveness to changing business and market  conditions,  and its  anticipated  cash flow and  earnings.  In evaluating an issuer,  the  Sub-advisor  places special emphasis on the estimated current value of the issuer's assets rather than their historical cost.

         Diversification.  The  Sub-advisor  invests in  securities of many  different  issuers,  industries,  and economic sectors.

         Economic  Analysis.  The  Sub-advisor  will  analyze  current  developments  and trends in the  economy and in the financial markets.

The ASMT PIMCO Total Return Bond  Portfolio  will invest at least 65% of its assets in the following  types of fixed income securities:

         (1) securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
         (2) corporate  debt  securities  of U.S. and non-U.S.  issuers,  including  convertible  securities  and corporate commercial paper;
         (3) mortgage and other asset-backed securities;
         (4) inflation-indexed bonds issued by both governments and corporations;
         (5) structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
         (6) delayed funding loans and revolving credit securities;
         (7) bank certificates of deposit, fixed time deposits and bankers' acceptances;
         (8) repurchase agreements and reverse repurchase agreements;
         (9) debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
         (10) obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
         (11) obligations of international agencies or supranational entities.

Portfolio  holdings  will be  concentrated  in areas of the bond market  that the  Sub-advisor  believes  to be  relatively
undervalued.   In  selecting  fixed  income  securities,   the  Sub-advisor  uses  economic   forecasting,   interest  rate
anticipation,  credit and call risk analysis,  foreign currency exchange rate forecasting,  and other securities  selection
techniques.   The  proportion  of  the   Portfolio's   assets   committed  to  investment  in  securities  with  particular characteristics  (such as  maturity,  type and coupon rate) will vary based on the  Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial markets,  and other factors.  The management of duration is one of the fundamental tools used by the Sub-advisor.

The  Portfolio  will  invest in  fixed-income  securities  of varying  maturities.  The average  portfolio  duration of the
Portfolio  generally  will vary within a three- to six-year  time frame based on the  Sub-advisor's  forecast  for interest rates. The Portfolio can and routinely does invest in certain complex fixed income  securities  (including  mortgage-backed and asset-backed  securities) and engage in a number of investment  practices  (including futures,  swaps and dollar rolls)
that many other  fixed  income  funds do not  utilize.  The  Portfolio  may invest up to 10% of its assets in fixed  income securities  that are rated below  investment  grade ("junk bonds") (or, if unrated,  determined by the Sub-advisor to be of comparable quality).

The ASMT JPM Money Market Portfolio will invest in high-quality,  short-term,  U.S. dollar denominated corporate,  bank and government  obligations.  Under the regulatory  requirements  applicable to money market funds, the Portfolio must maintain a weighted average portfolio  maturity of not more than 90 days and invest in securities that have effective  maturities of not more than 397 days. In addition,  the Portfolio  will limit its  investments  to those  securities  that, in accordance with  guidelines  adopted by the Directors of the Company,  present  minimal credit risks.  The Portfolio will not purchase any security (other than a United States Government security) unless:

         (1) if rated by only one nationally  recognized  statistical  rating  organization (such as Moody's and Standard &
Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;

         (2) if rated by more  than  one  nationally  recognized  statistical  rating  organization,  at least  two  rating organizations have rated it with the highest rating assigned to short-term debt securities; or

         (3) it is not rated, but is determined to be of comparable quality in accordance with the guidelines noted above.

Principal Risks:
---------------

The risk of a fund or portfolio  investing  primarily in fixed income  securities is determined  largely by the quality and maturity  characteristics of its portfolio  securities.  Lower-quality  fixed income securities are subject to greater risk that the company may fail to make interest and  principal  payments on the  securities  when due.  Fixed income  securities with longer  maturities (or durations) are generally  subject to greater risk than securities with shorter  maturities,  in that their values will fluctuate more in response to changes in market interest rates.

As a fund that invests  primarily in lower-quality  fixed income  securities,  the ASAF Federated High Yield Bond Fund will be subject to a level of risk that is high relative to other fixed income  funds,  and which may be comparable to or higher than some equity funds. Like equity  securities,  lower-quality  fixed income securities tend to reflect  short-term market developments to a greater extent than  higher-quality  fixed income  securities.  An economic downturn may adversely affect the value of  lower-quality  securities,  and the trading  market for such  securities  is  generally  less liquid than the market for higher-quality securities.

As a portfolio that invests  primarily in high-quality  fixed income  securities of medium  duration,  the level of risk to which the ASMT  PIMCO  Total  Return  Bond  Portfolio  is  subject  can be  expected  to be less than  most  equity  funds.
Nonetheless,  the fixed income  securities  held by the Portfolio can decline in value because of changes in their quality, in market interest  rates, or for other reasons.  In addition,  while the complex fixed income  securities  invested in and investment  practices  engaged in by the  Portfolio  are  designed to increase  its return or hedge its  investment,  these securities and practices may increase the risk to which the Portfolio is subject.

The ASMT JPM Money Market  Portfolio  seeks to preserve the value of your  investment  at $1.00 per share,  but it is still possible to lose money by investing in the  Portfolio.  An  investment in the Portfolio is not insured or guaranteed by the
Federal Deposit  Insurance  Corporation or any other  government  agency.  In addition,  the income earned by the Portfolio will fluctuate based on market conditions and other factors.

Past Performance

             The bar charts show the  performance  of the Class A shares of each Fund for each full  calendar year the Fund has been in  operation.  The tables below the bar charts show each such Fund's best and worst  quarters  during the periods included  in the bar chart,  as well as the  average  annual  total  returns for each Class of each Fund for 2000 and since inception.  This  information  may help provide an indication of each Fund's risks by showing  changes in performance  from year to year and by comparing  the Fund's  performance  with that of a broad-based  securities  index.  The average  annual figures  reflect sales charges;  the other figures do not, and would be lower if they did. All figures assume  reinvestment of  dividends.  Past  performance  does  not  necessarily  indicate  how a Fund  will  perform  in  the  future.  The  1999 performance  figures for some of the Funds reflect the  substantial  increases that occurred during 1999 in the markets for the types of  securities  in which those Funds  invest;  it is unlikely that  similarly  large  increases  will continue in future years. No performance  information is included for those Portfolios that commenced  operations  after January,  2000
(the ASAF INVESCO Health Sciences Fund, the ASAF T. Rowe Price Tax Managed Fund, the ASAF  Alliance/Bernstein  50/50 Growth
+ Value Fund and the ASAF Sanford Bernstein Deep Value Fund).

EXPENSE INFORMATION

         The maximum  transaction costs and total annual operating expenses  associated with investing in Class A, Class B,
Class C or Class X shares of each Fund are reflected in the following tables:

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
         .........
                                              High Yield Bond & Total Return Bond                   All Other Funds:
                                                             Funds:                          (other than Class A shares of
                                                                                                 Money Market Fund)(1)
                                              Class A      Class B & X     Class C          Class A    Class B & X    Class C
                                              -------      -----------     -------          -------    -----------    -------
Maximum Sales Charge (Load) on
Purchases                                       4.25%         None           1.00%            5.75%        None         1.00%
(as % of offering price)
Maximum Contingent Deferred Sales
Charge
(Load) (as % of lower of original               None(2)       6.00%(3)       1.00%(3)         None(2)
purchase price or redemption proceeds)                                                                 6.00%(3)     1.00%(3)
Redemption Fee                                  None(4)       None(4)        None(4)          None(4)      None(4)      None(4)
Exchange Fee                                    None          None           None             None         None         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, in %):

ASAF Fund:                    Management       Estimated     Other         Total Annual       Fee     Waivers  Net Annual  Fund
                              Fees             Distribution  Expenses      Fund Operating     and     Expense  Operating
                                              and   Service                Expenses           Reimbursement(6) Expenses
                                              (12b-1)
                                              Fees(5)

----------------------------- --------------- -------------- ------------- ------------------ ---------------- -----------------
Int'l Small Capitalization
     Class A                          1.10            0.50        2.93           4.53               (2.33)             2.20
     Class B                          1.10            1.00        2.94           5.04               (2.34)             2.70
     Class C                          1.10            1.00        2.95           5.05               (2.35)             2.70
     Class X                          1.10            1.00        2.97           5.07               (2.37)             2.70
AIM International
Equity(7)
     Class A                          1.10            0.82        2.31           4.23               (1.81)             2.42
     Class B                          1.10            1.32        2.75           5.17               (2.25)             2.92
     Class C                          1.10            1.32        2.52           4.94               (2.02)             2.92
     Class X                          1.10            1.32        4.14           6.56               (3.64)             2.92
Overseas Growth
     Class A                          1.10            0.55        0.85           2.50               (0.35)             2.15
     Class B                          1.10            1.05        0.85           3.00               (0.35)             2.65
     Class C                          1.10            1.05        0.85           3.00               (0.35)             2.65
     Class X                          1.10            1.05        0.86           3.01               (0.36)             2.65
American Century
International Growth
     Class A                          1.00            0.54        1.84           3.38               (1.24)             2.14
     Class B                          1.00            1.04        1.84           3.88               (1.24)             2.64
     Class C                          1.00            1.04        1.88           3.92               (1.28)             2.64
     Class X                          1.00            1.04        1.92           3.96               (1.32)             2.64
Janus Small-Cap Growth
     Class A                          0.90            0.53        0.79           2.22               (0.39)             1.83
     Class B                          0.90            1.03        0.78           2.71               (0.38)             2.33
     Class C                          0.90            1.03        0.82           2.75               (0.42)             2.33
     Class X                          0.90            1.03        0.91           2.84               (0.51)             2.33

Scudder Small-Cap Growth(8)
     Class A                          0.95            0.54        0.68           2.17               (0.33)             1.84
     Class B                          0.95            1.04        0.68           2.67               (0.33)             2.34
     Class C                          0.95            1.04        0.68           2.67               (0.33)             2.34
     Class X                          0.95            1.04        0.68           2.67               (0.33)             2.34
Small-Cap Value
     Class A                          1.00            0.50        1.11           2.61               (0.71)             1.90
     Class B                          1.00            1.00        1.13           3.13               (0.73)             2.40
     Class C                          1.00            1.00        1.13           3.13               (0.73)             2.40
     Class X                          1.00            1.00        1.12           3.12               (0.72)             2.40
Janus Mid-Cap Growth(8)
     Class A                          1.00            0.54        0.71           2.25               (0.31)             1.94
     Class B                          1.00            1.04        0.71           2.75               (0.31)             2.44
     Class C                          1.00            1.04        0.71           2.75               (0.31)             2.44
     Class X                          1.00            1.04        0.71           2.75               (0.31)             2.44
Neuberger   Berman   Mid-Cap
Growth
     Class A                          0.90            0.56        1.23           2.69               (0.78)             1.91
     Class B                          0.90            1.06        1.22           3.18               (0.77)             2.41
     Class C                          0.90            1.06        1.25           3.21               (0.80)             2.41
     Class X                          0.90            1.06        1.27           3.23               (0.82)             2.41
Neuberger   Berman   Mid-Cap
Value
     Class A                          0.90            0.75        1.26           2.91               (0.81)             2.10
     Class B                          0.90            1.25        1.29           3.44               (0.84)             2.60
     Class C                          0.90            1.25        1.32           3.47               (0.87)             2.60
     Class X                          0.90            1.25        1.35           3.50               (0.90)             2.60
All-Cap Growth(8)
     Class A                          0.95            0.54        0.71           2.20               (0.31)             1.89
     Class B                          0.95            1.04        0.71           2.70               (0.31)             2.39
     Class C                          0.95            1.04        0.71           2.70               (0.31)             2.39
     Class X                          0.95            1.04        0.71           2.70               (0.31)             2.39
All-Cap Value(8)
     Class A                          0.95            0.54        0.71           2.20               (0.31)             1.89
     Class B                          0.95            1.04        0.71           2.70               (0.31)             2.39
     Class C                          0.95            1.04        0.71           2.70               (0.31)             2.39
     Class X                          0.95            1.04        0.71           2.70               (0.31)             2.39
Technology(8)
     Class A                          1.00            0.50        0.71           2.21               (0.31)             1.90
     Class B                          1.00            1.00        0.71           2.71               (0.31)             2.40
     Class C                          1.00            1.00        0.71           2.71               (0.31)             2.40
     Class X                          1.00            1.00        0.71           2.71               (0.31)             2.40
Health Sciences Fund
     Class A                          Insert          Insert      Insert         Insert             Insert             Insert
     Class B                          Insert          Insert      Insert         Insert             Insert             Insert
     Class C                          Insert          Insert      Insert         Insert             Insert             Insert
     Class X                          Insert          Insert      Insert         Insert             Insert             Insert
Managed OTC(8)
     Class A                          0.85            0.50        0.71           2.06               (0.31)             1.75
     Class B                          0.85            1.00        0.71           2.56               (0.31)             2.25
     Class C                          0.85            1.00        0.71           2.56               (0.31)             2.25
     Class X                          0.85            1.00        0.71           2.56               (0.31)             2.25
Alliance Growth
     Class A                          0.90            0.50        1.01           2.41               (0.61)             1.80
     Class B                          0.90            1.00        1.01           2.91               (0.61)             2.30
     Class C                          0.90            1.00        1.02           2.92               (0.62)             2.30
     Class X                          0.90            1.00        1.03           2.93               (0.63)             2.30
Marsico Capital Growth
     Class A                          1.00            0.52        0.52           2.04               (0.22)             1.82
     Class B                          1.00            1.02        0.52           2.54               (0.22)             2.32
     Class C                          1.00            1.02        0.52           2.54               (0.22)             2.32
     Class X                          1.00            1.02        0.52           2.54               (0.22)             2.32
Janus Capital Growth
     Class A                          1.00            0.53        0.49           2.02               (0.19)             1.83
     Class B                          1.00            1.03        0.50           2.53               (0.20)             2.33
     Class C                          1.00            1.03        0.49           2.52               (0.19)             2.33
     Class X                          1.00            1.03        0.47           2.50               (0.17)             2.33
Tax Managed Fund
     Class A                          Insert          Insert      Insert         Insert             Insert             Insert
     Class B                          Insert          Insert      Insert         Insert             Insert             Insert
     Class C                          Insert          Insert      Insert         Insert             Insert             Insert
     Class X                          Insert          Insert      Insert         Insert             Insert             Insert
50/50 Growth + Value Fund
     Class A                          Insert          Insert      Insert         Insert             Insert             Insert
     Class B                          Insert          Insert      Insert         Insert             Insert             Insert
     Class C                          Insert          Insert      Insert         Insert             Insert             Insert
     Class X                          Insert          Insert      Insert         Insert             Insert             Insert
Deep Value Fund
     Class A                          Insert          Insert      Insert         Insert             Insert             Insert
     Class B                          Insert          Insert      Insert         Insert             Insert             Insert
     Class C                          Insert          Insert      Insert         Insert             Insert             Insert
     Class X                          Insert          Insert      Insert         Insert             Insert             Insert
Managed Index 500(7)
     Class A                          0.80            0.50        0.54           1.84               (0.34)             1.50
     Class B                          0.80            1.00        0.69           2.49               (0.49)             2.00
     Class C                          0.80            1.00        0.70           2.50               (0.50)             2.00
     Class X                          0.80            1.00        0.61           2.41               (0.41)             2.00
Alliance Growth and Income
     Class A                          1.00            0.59        0.68           2.27               (0.53)             1.74
     Class B                          1.00            1.09        0.68           2.77               (0.53)             2.24
     Class C                          1.00            1.09        0.69           2.78               (0.54)             2.24
     Class X                          1.00            1.09        0.69           2.78               (0.54)             2.24
MFS Growth with Income(7)
     Class A                          1.00            0.50        1.62           3.12               (1.32)             1.80
     Class B                          1.00            1.00        1.93           3.93               (1.63)             2.30
     Class C                          1.00            1.00        1.64           3.64               (1.34)             2.30
     Class X                          1.00            1.00        1.61           3.61               (1.31)             2.30
Equity Income
     Class A                          0.75            0.59        0.62           1.96               (0.17)             1.79
     Class B                          0.75            1.09        0.63           2.47               (0.18)             2.29
     Class C                          0.75            1.09        0.62           2.46               (0.17)             2.29
     Class X                          0.75            1.09        0.63           2.47               (0.18)             2.29
Strategic Balanced
     Class A                          0.90            0.50        0.75           2.15               (0.45)             1.70
     Class B                          0.90            1.00        0.77           2.67               (0.47)             2.20
     Class C                          0.90            1.00        0.77           2.67               (0.47)             2.20
     Class X                          0.90            1.00        0.77           2.67               (0.47)             2.20
High Yield Bond
     Class A                          0.70            0.50        0.61           1.81               (0.31)             1.50
     Class B                          0.70            1.00        0.61           2.31               (0.31)             2.00
     Class C                          0.70            1.00        0.62           2.32               (0.32)             2.00
     Class X                          0.70            1.00        0.62           2.32               (0.32)             2.00
Total Return Bond
     Class A                          0.65            0.50        0.58           1.73               (0.23)             1.50
     Class B                          0.65            1.00        0.58           2.23               (0.23)             2.00
     Class C                          0.65            1.00        0.59           2.24               (0.24)             2.00
     Class X                          0.65            1.00        0.60           2.25               (0.25)             2.00
Money Market
     Class A                          0.50            0.50        0.63           1.63               (0.13)             1.50
     Class B                          0.50            1.00        0.62           2.12               (0.12)             2.00
     Class C                          0.50            1.00        0.63           2.13               (0.13)             2.00
     Class X                          0.50            1.00        0.63           2.13               (0.13)             2.00
(1)  Class A shares of the ASAF JPM Money Market Fund are sold without an initial sales charge (load).
(2) Under  certain  circumstances,  purchases  of Class A shares not  subject to an initial  sales  charge  (load)  will be subject to a  contingent  deferred  sales charge  (load)  ("CDSC") if redeemed  within 12 months of the  calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
(3) If you  purchase  Class B or X shares,  you do not pay an  initial  sales  charge  but you may pay a CDSC if you redeem some or all of your  shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class
X shares) year after which you purchased  such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class
B shares  occurring  in years  one  through  seven,  respectively.  The CDSC is 6%,  5%,  4%,  4%,  3%,  2%,  2% and 1% for
redemptions  of Class X shares  occurring  in years  one  through  eight,  respectively.  No CDSC is  charged  after  these periods.  If you  purchase  Class C shares,  you do not pay an initial  sales charge but you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the calendar  month of purchase.  For a discussion  of the Class B,
X and C CDSC, see this Prospectus under "How to Buy Shares."
(4) A $10  fee  may  be  imposed  for  wire  transfers  of  redemption  proceeds.  For an  additional  discussion  of  wire redemptions, see this Prospectus under "How to Redeem Shares."
(5) As  discussed  below under "How to Buy Shares -  Distribution  Plans," the  Company  and the Trust have  adopted  Plans under Rule 12b-1 to permit an affiliate of Company's and Trust's  Investment  Manager to receive  brokerage  commissions in connection  with the purchase and sale of securities  held by the Funds and  Portfolios,  and to use these  commissions  to promote the sale of shares of the Funds.  The staff of the  Securities  and Exchange  Commission  takes the  position  that commission  amounts  received  under these  Supplemental  Distribution  Plans  should be  reflected  in the expenses of the
Funds.  In general,  the estimated  Distribution  Fees are derived and annualized  from data regarding  commission  amounts directed to the affiliate under the Supplemental Distribution Plans for the fiscal year ended October 31, 2000.
(6) The Funds'  investment  manager has agreed to reimburse  and/or waive fees for each Fund until at least July 1, 2001 so that each Fund's  operating  expenses (and, in the case of the Feeder Funds,  the Feeder Fund's pro rata share of operating expenses of the Fund's corresponding  Portfolio),  exclusive of taxes, interest,  brokerage commissions,  distribution fees and  extraordinary  expenses,  do not exceed  specified  percentages  of the Fund's  average  net assets as  follows:  ASAF
Founders  International  Small  Capitalization  Fund -- 1.70%;  ASAF AIM  International  Equity  Fund - 1.60%;  ASAF  Janus
Overseas Growth Fund - 1.60%;  ASAF American Century  International  Growth Fund -- 1.60%; ASAF Janus Small-Cap Growth Fund
- 1.30%;  ASAF Scudder Small-Cap Growth Fund - 1.30%; ASAF Gabelli Small-Cap Value Fund -- 1.40%; ASAF Janus Mid-Cap Growth
Fund - 1.40%;  ASAF Neuberger Berman Mid-Cap Growth Fund - 1.35%;  ASAF Neuberger  Berman Mid-Cap Value Fund - 1.35%;  ASAF
Alger All-Cap Growth Fund - 1.35%;  ASAF Gabelli All-Cap Value Fund - 1.35%;  ASAF INVESCO  Technology  Fund - 1.40%;  ASAF
INVESCO  Health  Sciences Fund - insert%;  ASAF Rydex Managed OTC Fund - 1.25%;  ASAF  Alliance  Growth Fund - 1.30%;  ASAF
Marsico  Capital  Growth  Fund - 1.30%;  ASAF Janus  Capital  Growth Fund - 1.30%;  ASAF T. Rowe Price Tax  Managed  Fund -
insert%;  ASAF  Alliance/Bernstein  50/50 Growth + Value Fund - insert%;  ASAF Sanford Bernstein Deep Value Fund - insert%;
ASAF Sanford  Bernstein  Managed Index 500 Fund - 1.00%; ASAF Alliance Growth and Income Fund - 1.15%; ASAF MFS Growth with
Income Fund - 1.30%;  ASAF INVESCO Equity Income Fund -- 1.20%;  ASAF American  Century  Strategic  Balanced Fund -- 1.20%;
ASAF  Federated High Yield Bond Fund -- 1.00%;  ASAF PIMCO Total Return Bond Fund -- 1.00%;  and ASAF JPM Money Market Fund
-- 1.00%.  Furthermore,  the Investment  Manager may reimburse  and/or waive fees to a greater extent than indicated  above so that the percentages shown in the table under "Net Annual Fund Operating Expenses" may be lower than indicated.
(7) "Other  Expenses" and "Estimated  Distribution  and Service Fees" shown are based on actual amounts for the semi-annual period ended April 30, 2000.
(8) "Other  Expenses" and  "Estimated  Distribution  and Service Fees" shown are based on estimated  amounts for the fiscal year ending October 31, 2000.

         Expenses shown for each of the Feeder Funds are based upon distribution and  administration  fees for the Fund and management fees and other expenses for the Fund's corresponding Portfolio.

EXPENSE EXAMPLES:

         This  example is intended to help you compare the cost of  investing  in the Funds with the cost of  investing  in other mutual funds.

         Full  Redemption.  This Example assumes that you invest $10,000 in a Fund for the time periods  indicated and then redeem all of your shares at the end of those  periods.  The Example  also  assumes  that your  investment  has a 5% return each  year,  that the  Funds'  total  operating  expenses  remain  the  same,  and  that the  Funds'  expense  waivers  and reimbursements  remain in effect until March 1, 2002.  Although  your actual  costs may be higher or lower,  based on these assumptions your costs would be:

                                               1 Year                                            3 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

International Small           $insert     $insert      $insert     $insert        $insert     $insert     $insert    $insert
Capitalization

AIM International Equity       insert      insert      insert       insert         insert      insert     insert      insert

Overseas Growth                insert      insert      insert       insert         insert      insert     insert      insert

American Century               insert      insert      insert       insert         insert      insert     insert      insert
International Growth

Janus Small-Cap Growth         insert      insert      insert       insert         insert      insert     insert      insert

Scudder Small-Cap Growth       insert      insert      insert       insert         insert      insert     insert      insert

Small-Cap Value                insert      insert      insert       insert         insert      insert     insert      insert

Janus Mid-Cap Growth           insert      insert      insert       insert         insert      insert     insert      insert

Neuberger Berman               insert      insert      insert       insert         insert      insert     insert      insert
Mid-Cap Growth

Neuberger Berman               insert      insert      insert       insert         insert      insert     insert      insert
Mid-Cap Value

All-Cap Growth                 insert      insert      insert       insert         insert      insert     insert      insert

All-Cap Value                  insert      insert      insert       insert         insert      insert     insert      insert

Technology                     insert      insert      insert       insert         insert      insert     insert      insert

Health Sciences                Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Managed OTC                    insert      insert      insert       insert         insert      insert     insert      insert

Alliance Growth                insert      insert      insert       insert         insert      insert     insert      insert

Marsico Capital Growth         insert      insert      insert       insert         insert      insert     insert      insert

                                               1 Year                                            3 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

Janus Capital Growth           insert      insert      insert       insert         insert      insert     insert      insert

Tax Managed                    Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

50/50 Growth + Value           Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Deep Value                     Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Managed Index 500              insert      insert      insert       insert         insert      insert     insert      insert

Alliance Growth and            insert      insert      insert       insert         insert      insert     insert      insert
Income

MFS Growth with Income         insert      insert      insert       insert         insert      insert     insert      insert

Equity Income                  insert      insert      insert       insert         insert      insert     insert      insert

Strategic Balanced             insert      insert      insert       insert         insert      insert     insert      insert

High Yield Bond                insert      insert      insert       insert         insert      insert     insert      insert

Total Return Bond              insert      insert      insert       insert         insert      insert     insert      insert

Money Market                   insert      insert      insert       insert         insert      insert     insert      insert

                                               5 Years                                           10 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

International Small           $insert     $insert      $insert     $insert        $insert     $insert     $insert    $insert
Capitalization

AIM International Equity       insert      insert      insert       insert         insert      insert     insert      insert

Overseas Growth                insert      insert      insert       insert         insert      insert     insert      insert

American Century               insert      insert      insert       insert         insert      insert     insert      insert
International Growth

Janus Small-Cap Growth         insert      insert      insert       insert         insert      insert     insert      insert

Scudder Small-Cap Growth        n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Small Cap Value                insert      insert      insert       insert         insert      insert     insert      insert

Janus Mid-Cap Growth            n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Neuberger Berman               insert      insert      insert       insert         insert      insert     insert      insert
Mid-Cap Growth

                                               5 Years                                           10 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

Neuberger Berman               insert      insert      insert       insert         insert      insert     insert      insert
Mid-Cap Value

All-Cap Growth                  n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

All-Cap Value                   n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Technology                      n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Health Sciences                 n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Managed OTC                     n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Alliance Growth                insert      insert      insert       insert         insert      insert     insert      insert

Marsico Capital Growth         insert      insert      insert       insert         insert      insert     insert      insert

Janus Capital Growth           insert      insert      insert       insert         insert      insert     insert      insert

Tax Managed                     n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

50/50 Growth + Value            n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a
Fund

Deep Value                      n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Managed Index 500              insert      insert      insert       insert         insert      insert     insert      insert

Alliance                       insert      insert      insert       insert         insert      insert     insert      insert
Growth and Income

MFS                            insert      insert      insert       insert         insert      insert     insert      insert
Growth with Income

Equity Income                  insert      insert      insert       insert         insert      insert     insert      insert

Strategic Balanced             insert      insert      insert       insert         insert      insert     insert      insert

High Yield Bond                insert      insert      insert       insert         insert      insert     insert      insert

Total Return Bond              insert      insert      insert       insert         insert      insert     insert      insert

Money Market                   insert      insert      insert       insert         insert      insert     insert      insert

         No Redemption.  You would pay the following  expenses based on the above assumptions except that you do not redeem your shares at the end of each period:
                                               1 Year                                            3 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

International Small           $insert     $insert      $insert     $insert        $insert     $insert     $insert    $insert
Capitalization

                                               1 Year                                            3 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

AIM International              insert      insert      insert       insert         insert      insert     insert      insert
Equity

Overseas Growth                insert      insert      insert       insert         insert      insert     insert      insert

American Century               insert      insert      insert       insert         insert      insert     insert      insert
International Growth

Janus Small-Cap Growth         Insert      insert      insert       insert         insert      insert     insert      insert

Scudder Small-Cap Growth       Insert      insert      insert       insert         insert      insert     insert      insert

Small-Cap Value                Insert      insert      insert       insert         insert      insert     insert      insert

Janus Mid-Cap Growth           Insert      insert      insert       insert         insert      insert     insert      insert

Neuberger Berman               Insert      insert      insert       insert         insert      insert     insert      insert
Mid-Cap Growth

Neuberger Berman               Insert      insert      insert       insert         insert      insert     insert      insert
Mid-Cap Value

All-Cap Growth                 Insert      insert      insert       insert         insert      insert     insert      insert

All-Cap Value                  Insert      insert      insert       insert         insert      insert     insert      insert

Technology                     Insert      insert      insert       insert         insert      insert     insert      insert

Health Sciences                Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Managed OTC                    Insert      insert      insert       insert         insert      insert     insert      insert

Alliance Growth                Insert      insert      insert       insert         insert      insert     insert      insert

Marsico Capital Growth         Insert      insert      insert       insert         insert      insert     insert      insert

Janus Capital Growth           Insert      insert      insert       insert         insert      insert     insert      insert

Tax Managed                    Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

50/50 Growth + Value           Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Deep Value                     Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Managed Index 500              Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Alliance Growth and            Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert
Income

                                               1 Year                                            3 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

MFS Growth with Income         Insert      insert      insert       insert         insert      insert     insert      insert

Equity Income                  Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Strategic Balanced             Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

High Yield Bond                Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Total Return Bond              Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Money Market                   Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

                                               5 Years                                           10 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

International Small           $Insert     $insert      $insert     $insert        $insert     $insert     $insert    $insert
Capitalization

AIM International              Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert
Equity

Overseas Growth                Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

American Century               Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert
International Growth

Janus Small-Cap Growth         Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Scudder Small-Cap               n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a
Growth

Small-Cap Value                Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Janus Mid-Cap Growth            n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Neuberger Berman               Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert
Mid-Cap Growth

Neuberger Berman               Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert
Mid-Cap Value

All-Cap Growth                  n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

All-Cap Value                   n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Technology                      n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Health Sciences                 n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

                                               5 Years                                           10 Years
ASAF Fund:                    Class A     Class B      Class C    Class X(*)      Class A     Class B     Class C   Class X(*)
---------                     -------     -------      -------    -------         -------     -------     -------   -------

Managed OTC                     n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Alliance Growth                Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Marsico Capital Growth         Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Janus Capital Growth           Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Tax Managed                     n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

50/50 Growth + Value            n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Deep Value                      n/a         n/a          n/a         n/a            n/a         n/a         n/a        n/a

Managed Index 500              Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Alliance                       Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert
Growth and Income

MFS                            Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert
Growth with Income

Equity Income                  Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Strategic Balanced             Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

High Yield Bond                Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Total Return Bond              Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

Money Market                   Insert      Insert      Insert       Insert         Insert      Insert     Insert      Insert

(*) Expense examples for purchases of Class X shares of the Funds reflect the  shareholder's  receipt of additional  "bonus shares." For a discussion  of the issuance of "bonus  shares," see this  Prospectus  under "How to Buy Shares:  Purchase of
Class X Shares."

                                             INVESTMENT PROGRAMS OF THE FUNDS

         The investment  objective,  policies and limitations for each of the Funds are described  below.  Each Feeder Fund seeks to meet its  investment  objective by investing  all of its  investable  assets in a  corresponding  Portfolio of the
Trust,  which in turn invests  directly in a portfolio of securities.  The investment  objective,  policies and limitations of each Feeder Fund are identical to those of its corresponding Portfolio.

         While  certain  policies  apply to all Funds and  Portfolios,  generally  each Fund and  Portfolio has a different investment  objective and investment  focus. As a result,  the risks,  opportunities  and returns of investing in each Fund or Portfolio will differ.  Those  investment  policies  specifically  labeled as  "fundamental"  may not be changed without shareholder  approval.  However,  the investment objective of each Fund and Portfolio generally is not a fundamental policy and may be changed by the  Directors  of the Company or  Trustees of the Trust  without  shareholder  approval.  Similarly, most of the Funds' and Portfolios' investment policies and limitations are not fundamental policies.

         There  can be no  assurance  that the  investment  objective  of any Fund or  Portfolio  will be  achieved.  Risks relating to certain types of  securities  and  instruments  in which the Funds and  Portfolios  may invest are described in this Prospectus under "Certain Risk Factors and Investment Methods."

         If approved by the  Directors of the  Company,  the Company may add more Funds and may cease to offer any existing
Funds in the future.

ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         To achieve its objective,  the Fund normally invests primarily in securities issued by foreign companies that have market  capitalizations  of $1.5 billion  (this  maximum may be revised from time to time based on stock market  valuations and industry  standards) or less.  These  securities may represent  companies in both  established  and emerging  economies throughout the world.

         At least 65% of the Fund's total assets normally will be invested in foreign securities  representing a minimum of three  countries.  The Fund may invest in larger  foreign  companies or in U.S.-based  companies  if, in the  Sub-advisor's opinion,  they represent  better  prospects for capital  growth.  The  Sub-advisor  looks for companies  whose  fundamental strengths  indicate  potential for growth in earnings per share. The Sub-advisor  generally takes a "bottom up" approach to building  the Fund,  which means that the  Sub-advisor  will search for  individual  companies  that  demonstrate  the best potential for significant  earnings growth,  rather than choose  investments based on broader economic  characteristics  of countries or industries.

         As  discussed  below,  foreign  securities  are  generally  considered  to  involve  more risk than  those of U.S.
companies,  and  securities of smaller  companies are  generally  considered to be riskier than those of larger  companies.
Therefore,  because the Fund's investment focus is on securities of small and medium-sized  foreign companies,  the risk of loss and share price  fluctuation  of this Fund likely will be high  relative to most of the other Funds of the Company and popular market averages.

         Foreign  Securities.  For purposes of the Fund,  the term  "foreign  securities"  refers to securities of issuers, that, in the judgment of the Sub-advisor,  have their principal  business  activities outside of the United States, and may include American  Depositary  Receipts.  The determination of whether an issuer's  principal  activities are outside of the
United  States will be based on the location of the issuer's  assets,  personnel,  sales,  and  earnings  (specifically  on whether  more than 50% of the  issuer's  assets  are  located,  or more than 50% of the  issuer's  gross  income is earned, outside of the United  States) or on whether  the  issuer's  sole or  principal  stock  exchange  listing is outside of the
United States.  The foreign  securities in which the Fund will invest typically will be traded on the applicable  country's principal stock exchange but may also be traded on regional exchanges or over-the-counter.

         Investments in foreign  securities  involve  different  risks than U.S.  investments,  including  fluctuations  in currency exchange rates,  unstable  political and economic  structures,  reduced  availability of information,  and lack of uniform  financial  reporting and regulatory  practices such as those that apply to U.S.  issuers.  Foreign  investments of the Fund may include securities issued by companies located in developing  countries.  Developing  countries are subject to more economic,  political and business risk than major  industrialized  nations, and the securities they issue are expected to be more  volatile  and more  uncertain  as to payment of interest  and  principal.  The Fund is permitted to use forward foreign currency contracts in connection with the purchase or sale of a specific security or for hedging purposes.

         For an additional discussion of the risks involved in foreign securities,  see this Prospectus under "Certain Risk
Factors and Investment Methods."

         Small and Medium-Sized  Companies.  Investments in small and medium-sized  companies  involve greater risk than is customarily  associated with more  established  companies.  Generally,  small and  medium-sized  companies are still in the developing  stages of their life  cycles and are  attempting  to achieve  rapid  growth in both sales and  earnings.  While these  companies  often have growth  rates that exceed  those of large  companies,  smaller  companies  often have  limited operating  histories,  product  lines,  markets,  or  financial  resources,  and  they  may be  dependent  upon  one-person management.  These  companies  may be subject to intense  competition  from larger  entities,  and the  securities  of such companies may have a limited market and may be subject to more abrupt or erratic movements in price.

Other Investments:

         In addition to  investing in common  stocks,  the Fund may invest in other types of  securities  and may engage in certain investment  practices.  The Fund may invest in convertible  securities,  preferred stocks, bonds,  debentures,  and other  corporate  obligations  when the  Sub-advisor  believes  that these  investments  offer  opportunities  for  capital appreciation.  Current income will not be a substantial factor in the selection of these securities.

         The Fund will only invest in bonds,  debentures,  and corporate obligations (other than convertible securities and preferred  stock) rated  investment  grade at the time of purchase.  Convertible  securities and preferred stocks purchased by the Fund may be rated in medium and lower  categories  by Moody's or S&P,  but will not be rated  lower than B. The Fund may also invest in unrated  convertible  securities  and preferred  stocks if the  Sub-advisor  believes that the financial condition of the issuer or the terms of the  securities  limits risk to a level  similar to that of  securities  rated B or above.

         In  addition,  the Fund may enter into stock index,  interest  rate and foreign  currency  futures  contracts  (or options thereon) for hedging  purposes.  The Fund may write covered call options on any or all of its portfolio  securities as the Sub-advisor  considers  appropriate.  The Fund also may purchase options on securities and stock indices for hedging purposes.  The Fund may buy and sell options on foreign currencies for hedging purposes.

         For more  information on these  securities and investment  practices and their risks,  see this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Up to  100%  of the  assets  of the  Fund  may be  invested  temporarily  in cash or cash equivalents if the Sub-advisor  determines that it would be appropriate for purposes of increasing  liquidity or preserving capital  in light of market or  economic  conditions.  Temporary  investments  may  include  U.S.  government  obligations, commercial  paper,  bank  obligations,  and  repurchase  agreements.  While  the  Fund  is  in a  defensive  position,  the opportunity to achieve its investment objective of capital growth will be limited.

ASAF AIM INTERNATIONAL EQUITY FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  long-term  capital  growth  by  investing  in a diversified  portfolio of  international  equity  securities  the issuers of which are  considered to have strong  earnings momentum.

Principal Investment Objectives and Risks:

         The Fund seeks to meet its  investment  objective  by  investing,  normally,  at least 70% of its total  assets in marketable  equity securities of foreign companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign  over-the-counter  market.  The Fund will normally invest in a diversified  portfolio that includes  companies located in at least four  countries  outside the United  States,  emphasizing  investment  in  companies  in the  developed countries of Western Europe and the Pacific Basin.  The  Sub-advisor  does not intend to invest more than 20% of the Fund's total assets in companies located in developing  countries (i.e.,  those that are in the initial stages of their industrial cycles).

         The Sub-advisor  focuses on companies that have experienced  above-average,  long-term growth in earnings and have strong prospects for future growth.  In selecting  countries in which the Fund will invest,  the Sub-advisor also considers such factors as the prospect for relative  economic  growth among countries or regions,  economic or political  conditions, currency exchange  fluctuations,  tax considerations and the liquidity of a particular security.  The Sub-advisor considers whether to sell a particular security when any of those factors materially changes.

         As with any  equity  fund,  the  fundamental  risk  associated  with the  Fund is the risk  that the  value of the securities it holds might  decrease.  The prices of equity  securities  change in response to many  factors,  including the historical and prospective earnings of the issuer, the value of its assets,  general economic  conditions,  interest rates, investor perceptions and market liquidity.

         As a fund that  invests  primarily  in the  securities  of foreign  issuers,  the risk and  degree of share  price fluctuation of the Fund may be greater than a fund investing  primarily in domestic  securities.  The risks of investing in foreign securities,  which are described in more detail below under "Certain Risk Factors and Investment  Methods," include political  and economic  conditions  and  instability  in foreign  countries,  less  available  information  about  foreign companies,  lack of strict  financial and  accounting  controls and  standards,  less liquid and more  volatile  securities markets,  and fluctuations in currency exchange rates.  While the Fund has authority to engage in transactions  intended to hedge its exposure to fluctuations  in foreign  currencies,  it does not currently  intend to do so. To the extent the Fund invests in  securities  of issuers in  developing  countries,  the Fund may be subject to even  greater  levels of risk and share  price  fluctuation.  Transaction  costs  are  often  higher  in  developing  countries  and  there  may be delays in settlement of transactions.

Other Investments:

         The Fund may invest up to 20% of its total  assets in debt or  preferred  equity  securities  exchangeable  for or convertible into marketable equity securities of foreign  companies.  In addition,  the Fund may regularly invest up to 20%
of its total assets in high-grade  short-term debt  securities,  including U.S.  Government  obligations,  investment grade corporate bonds or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

         The Fund may use futures contracts and related options,  options on securities,  securities indices and currencies to attempt to hedge against the overall level of risk normally  associated with the Fund's  investments.  The Fund also may from time to time make short sales of securities "against the box."

         Additional  information  about  convertible  securities,   options,  futures  contracts,  short  sales  and  other
investments  and  investment  practices  of the Fund is  included  in this  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Temporary  Investments.  In addition to  regularly  investing  up to 20% of its total  assets in  short-term  debt securities  as noted  above,  the Fund  may  hold  all or a  significant  portion  of its  assets  in  cash,  money  market instruments,  bonds or other debt  securities in  anticipation  of or in response to adverse market  conditions or for cash management  purposes.  While the Fund is in such a defensive position,  the opportunity to achieve its investment objective of capital growth may be limited.

ASAF JANUS OVERSEAS GROWTH FUND*:

* The Fund was closed to new investors  effective  March 1, 2000.  Shareholders  of the Fund as of the close of business on
February  29, 2000 may  continue to make  additional  purchases  and to reinvest  dividends  and capital  gains in existing accounts.  Any  participant  in a  participant-directed  defined  contribution  plan that held Fund shares in a  plan-level omnibus  account as of January 18, 2000 can continue to allocate  amounts to the Fund,  whether or not the  participant had amounts allocated to the Fund as of that date.

Investors  may be required to  demonstrate  eligibility  to purchase  shares of the Fund before an  investment is accepted.
The Company may resume sales of shares of the Fund to new  investors at some future date,  but it has no present  intention to do so.

Investment Objective:  The investment objective of the Fund is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Fund pursues its objective  primarily  through  investments  in common stocks of issuers  located  outside the
United States.  The Fund has the  flexibility to invest on a worldwide  basis in companies and  organizations  of any size, regardless of country of organization or place of principal business activity.

         The Fund normally  invests at least 65% of its total assets in securities of issuers from at least five  different countries,  excluding the United  States.  Although the Fund intends to invest  substantially  all of its assets in issuers located outside the United States,  it may at times invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

         The Fund invests  primarily in stocks  selected for their growth  potential.  The  Sub-advisor  generally  takes a
"bottom up" approach to choosing  investments for the Fund. In other words,  the Sub-advisor  seeks to identify  individual companies  with  earnings  growth  potential  that may not be  recognized  by the market at large,  regardless of where the companies are organized or where they primarily  conduct business.  Although themes may emerge in the Fund,  securities are generally  selected without regard to any defined allocation among countries,  geographic  regions or industry sectors,  or other similar  selection  procedure.  Current income is not a significant  factor in choosing  investments,  and any income realized by the Fund will be incidental to its objective.

         As with any common stock fund, the  fundamental  risk  associated  with the Fund is the risk that the value of the stocks it holds might  decrease.  Stock values may fluctuate in response to the  activities of an individual  company or in response to general  market  and/or  economic  conditions.  As a fund that invests  primarily in the  securities of foreign issuers,  the risk associated with the Fund may be greater than a fund investing  primarily in domestic  securities.  For a further  discussion of the risks  involved in investing in foreign  securities,  see this  Prospectus  under  "Certain Risk
Factors and Investment  Methods." In addition,  the fund may invest to some degree in smaller or newer  issuers,  which are more likely to realize substantial growth as well as suffer significant losses than larger or more established issuers.

         The Fund  generally  intends to  purchase  securities  for  long-term  investment  rather than  short-term  gains.
However,  short-term  transactions may occur as the result of liquidity needs, securities having reached a desired price or yield,  anticipated  changes in  interest  rates or the credit  standing  of an issuer,  or by reason of  economic or other developments  not foreseen at the time the investment was made. To a limited  extent,  the Fund may purchase  securities in anticipation of relatively  short-term  price gains.  The Fund may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The Fund may invest in "special  situations"  from time to time. A special  situation arises when, in the opinion of the  Sub-advisor,  the  securities of a particular  issuer will be recognized and increase in value due to a specific  development with respect to that issuer.  Developments  creating a special situation might include a new product or  process,  a  technological  breakthrough,  a  management  change or other  extraordinary  corporate  event,  or differences  in market supply of and demand for the  security.  Investment  in special  situations  may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Fund may invest to a lesser  degree in types of  securities  other than  common  stocks,  including  preferred stocks, warrants,  convertible securities and debt securities.  The Fund is subject to the following percentage limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade by the primary rating agencies ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero coupon,  pay-in-kind and step coupon  securities  (securities that do not, or may not under certain circumstances, make regular interest payments).

The Fund may make short sales  "against the box." In addition,  the Fund may invest in the  following  types of  securities and engage in the following investment techniques:

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial
indices  and  foreign   currencies  and  interest  rate  swaps  and   swap-related   products   (collectively   "derivative
instruments").  The Fund intends to use most derivative  instruments  primarily to hedge the value of its portfolio against potential  adverse  movements in securities  prices,  foreign currency markets or interest rates. To a limited extent,  the
Fund may also use derivative  instruments for non-hedging  purposes such as seeking to increase  income.  The Fund may also use currency hedging techniques,  including forward currency exchange contracts,  to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured  Securities. The Fund may invest in indexed/structured  securities, which typically are short- to intermediate-term  debt  securities  whose  value at maturity or interest  rate is linked to  currencies,  interest  rates, equity  securities,  indices,  commodity prices or other financial  indicators.  Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors

         For more  information on the types of securities and  instruments  other than common stocks in which the Portfolio may invest and their risks, see this Prospectus  under "Certain Risk Factors and Investment  Methods" and the Company's SAI
under "Investment Programs of the Funds."

         Temporary  Investments.  When the  Sub-advisor  believes that market  conditions  are not favorable for profitable investing  or when  the  Sub-advisor  is  otherwise  unable  to  locate  favorable  investment  opportunities,  the  Fund's investments  may be hedged to a greater degree and/or its cash or similar  investments  may increase.  In other words,  the
Fund does not always  stay  fully  invested  in stocks and bonds.  The Fund's  cash and  similar  investments  may  include high-grade  commercial  paper,  certificates  of deposit,  repurchase  agreements  and money  market  funds  managed by the
Sub-advisor.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of long-term growth of capital will be limited.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund (formerly,  the ASAF T. Rowe Price International Equity Fund)
is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund will seek to achieve its investment objective by investing in its corresponding Portfolio,  which in turn will invest  primarily in equity  securities of  international  companies  that the  Sub-advisor  believes will increase in value over time.  The  Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue  growth.  Ideally,  the Sub-advisor  looks for companies whose earnings and revenues are not only growing,  but are growing at an  accelerating  pace.  Accelerating  growth is shown,  for example,  by growth that is faster this quarter than last or faster this year than the year  before.  For  purposes of the  Portfolio,  equity  securities  include  common stocks, preferred stocks and convertible securities.

         The  Sub-advisor  tracks  financial  information  for thousands of companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  This  strategy is based on the premise  that,  over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

         The  Sub-advisor  recognizes  that, in addition to locating  strong  companies  with  accelerating  earnings,  the allocation  of assets  among  different  countries  and regions also is an  important  factor in managing an  international portfolio.  For this reason,  the  Sub-advisor  will  consider a number of other factors in making  investment  selections, including  the prospects  for relative  economic  growth among  countries or regions,  economic and  political  conditions, expected inflation rates,  currency exchange  fluctuations and tax considerations.  Under normal conditions,  the Portfolio will  invest at least 65% of its  assets in equity  securities  of issuers  from at least  three  countries  outside of the
United  States.  In order to maintain  investment  flexibility,  the  Portfolio has not  otherwise  established  geographic requirements for asset distribution.

         While the Portfolio's  focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in  issuers in  developing  countries.  The  Portfolio  may make  foreign  investments  either  directly  in foreign securities,  or  indirectly  by  purchasing  depositary  receipts.  Securities  purchased in foreign  markets may either be traded on foreign securities exchanges or in the over-the-counter markets.

         As with all stocks,  the value of the stocks held by the  Portfolio  can decrease as well as  increase.  As a fund investing primarily in equity securities of foreign issuers, the Portfolio (and,  therefore,  the Fund) may be subject to a level of risk and share price  fluctuation  higher  than most funds that invest  primarily  in domestic  equities.  Foreign companies may be subject to greater economic risks than domestic  companies,  and foreign securities are subject to certain risks relating to political,  regulatory and market  structures and events that domestic  securities are not subject to. To the extent the Portfolio  invests in securities  of issuers in developing  countries,  the Portfolio may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

         Securities of U.S.  issuers may be included in the Portfolio  from time to time.  The Portfolio also may invest in bonds,  notes and debt securities of companies and obligations of domestic or foreign  governments and their agencies.  The
Portfolio  will limit its  purchases of debt  securities  to  investment  grade  obligations.  The Portfolio may enter into non-leveraged stock index futures contracts and may make short sales "against the box."

         Derivative  Securities.  The  Portfolio  may  invest  in  derivative  securities.   Certain  of  these  derivative
securities may be described as  "index/structured"  securities,  which are securities  whose value or performance is linked to other equity  securities (as in the case of depositary  receipts),  currencies,  interest rates,  securities  indices or other  financial  indicators  ("reference  indices").  The  Portfolio  may not invest in a derivative  security  unless the reference  index or the  instrument  to which it relates is an  eligible  investment  for the  Portfolio.  For  example,  a security whose underlying value is linked to the price of oil would not be a permissible  investment  because the Portfolio may not invest in oil and gas leases or futures.  The Portfolio may make short sales "against the box."

         Forward  Currency  Exchange  Contracts.  As a fund  investing  primarily in foreign  securities,  the value of the
Portfolio will be affected by changes in the exchange rates between  foreign  currencies  and the U.S.  dollar.  To protect against  adverse  movements in exchange  rates,  the Portfolio may, for hedging  purposes only,  enter into forward foreign currency  exchange  contracts.  The  Portfolio  may enter into a forward  contract  to  "lock-in"  an  exchange  rate for a specific  purchase or sale of a security.  Less  frequently,  the  Portfolio  may enter into a forward  contract to seek to protect its holdings in a particular  currency from a decline in that currency.  Predicting  the relative  future values of currencies is very difficult,  and there is no assurance that any attempt to reduce the risk of adverse currency  movements through the use of forward contracts will be successful.

         Indirect  Foreign  Investments.  The  Portfolio  may invest up to 10% of its assets in certain  foreign  countries indirectly through investment funds and registered  investment  companies that invest in those countries.  If the Portfolio invests in investment  companies,  it will bear its proportionate share of the costs incurred by such companies,  including any investment advisory fees.

         Additional  information  about the  securities  that the Portfolio may invest in and their risks is included below under "Certain Risk Factors and Investment Methods."

         Temporary Investments.  Under exceptional market or economic conditions,  the Portfolio may temporarily invest all or a  substantial  portion of its assets in cash or  investment-grade  short-term  securities.  While the Portfolio is in a defensive position, the ability to achieve its investment objective of capital growth may be limited.

ASAF JANUS SMALL-CAP GROWTH FUND*:

* The Fund was closed to new investors  effective  January 19, 2000.  Shareholders  of the Fund as of the close of business on January 18, 2000 may continue to make  additional  purchases  and to reinvest  dividends  and capital  gains in existing accounts.  Any  participant  in a  participant-directed  defined  contribution  plan that held Fund shares in a  plan-level omnibus  account as of January 18, 2000 can continue to allocate  amounts to the Fund,  whether or not the  participant had amounts allocated to the Fund as of that date.

Investors  may be required to  demonstrate  eligibility  to purchase  shares of the Fund before an  investment is accepted.
The Company may resume sales of shares of the Fund to new  investors at some future date,  but it has no present  intention to do so.

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         The Fund  pursues its  objective by normally  investing  at least 65% of its total assets in the common  stocks of small-sized  companies.  For purposes of the Fund,  small-sized  companies  are those that have market  capitalizations  of less than $1.5 billion or annual gross  revenues of less than $500 million.  To a lesser  extent,  the Fund may also invest in stocks of larger companies with potential for capital appreciation.

         The  Sub-advisor  generally  takes a "bottom up"  approach  to  building  the Fund.  In other  words,  it seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.  Although themes may emerge in the Fund,  securities are generally  selected  without regard to any defined  industry sector or other similar selection procedure.  Current income is not a significant factor in choosing investments.

         Because the Fund invests  primarily in common stocks,  the  fundamental  risk of investing in the Fund is that the value of the stocks it holds might  decrease.  Stock values may  fluctuate in response to the  activities  of an individual company or in response to general  market or economic  conditions.  As a Fund that  invests  primarily  in smaller or newer issuers,  the Fund may be subject to greater risk of loss and share price  fluctuation  than funds  investing  primarily in larger or more  established  issuers.  Smaller  companies are more likely to realize  substantial  growth as well as suffer significant  losses than larger  issuers.  Smaller  companies may lack depth of management,  they may be unable to generate funds  necessary for growth or potential  development  internally or to generate such funds through  external  financing on favorable  terms,  or they may be developing  or marketing  products or services for which there are not yet, and may never be, established  markets. In addition,  such companies may be subject to intense  competition from larger competitors,  and may have more limited trading markets than the markets for securities of larger issuers.

         While the Sub-advisor  tries to reduce the risk of the Fund by diversifying  its assets among issuers (so that the effect of any single  holding is reduced),  and by not  concentrating  its assets in any particular  industry,  there is no assurance that these effort will be successful in reducing the risks to which the Fund is subject.

         The Fund  generally  intends to  purchase  securities  for  long-term  investment  rather than  short-term  gains.
However,  short-term  transactions may occur as the result of liquidity needs, securities having reached a desired price or yield,  anticipated  changes in  interest  rates or the credit  standing  of an issuer,  or by reason of  economic or other developments  not foreseen at the time the investment was made. To a limited  extent,  the Fund may purchase  securities in anticipation of relatively  short-term  price gains.  The Fund may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The Fund may invest in "special  situations"  from time to time. A special  situation arises when, in the opinion of the  Sub-advisor,  the  securities of a particular  issuer will be recognized and increase in value due to a specific  development with respect to that issuer.  Developments  creating a special situation might include a new product or  process,  a  technological  breakthrough,  a  management  change or other  extraordinary  corporate  event,  or differences  in market supply of and demand for the  security.  Investment  in special  situations  may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Fund may invest to a lesser  degree in types of  securities  other than  common  stocks,  including  preferred stocks,  warrants,  convertible  securities  and  debt  securities.  The  Fund  is  subject  to  the  following  percentage limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade by the primary rating agencies ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero coupon,  pay-in-kind and step coupon  securities  (securities that do not, or may not under certain circumstances, make regular interest payments).

The Fund may make short sales  "against the box." In addition,  the Fund may invest in the  following  types of  securities and engage in the following investment techniques:

         Index/structured  Securities. The Fund may invest in indexed/structured  securities, which typically are short- to intermediate-term  debt  securities  whose  value at maturity or interest  rate is linked to  currencies,  interest  rates, equity  securities,  indices,  commodity prices or other financial  indicators.  Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors.

         Foreign  Securities.  The Fund may invest  without  limit in  foreign  equity  and debt  securities.  The Fund may invest directly in foreign  securities  denominated in foreign  currencies,  or may invest through  depositary  receipts or passive  foreign  investment  companies.  Generally,  the same criteria are used to select  foreign  securities as domestic securities.  The Sub-advisor  seeks  companies that meet these criteria  regardless of country of organization or principal business activity.  However,  certain factors such as expected inflation and currency exchange rates,  government  policies affecting  businesses,  and a country's  prospects  for economic  growth may warrant  consideration  in  selecting  foreign securities.

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial  indices  and  foreign  currencies  and  options on such  contracts,  and may  invest in  options on  securities,
financial  indices  and  foreign  currencies,   forward  contracts  and  interest  rate  swaps  and  swap-related  products
(collectively  "derivative  instruments").  The Fund  intends to use most  derivative  instruments  primarily  to hedge the value of its portfolio  against  potential  adverse  movements in securities  prices,  currency  exchange rates or interest rates.  To a limited  extent,  the Fund may also use derivative  instruments  for  non-hedging  purposes such as seeking to increase income.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this
Prospectus  under "Certain Risk Factors and Investment  Methods" and the Company's SAI under  "Investment  Programs for the
Funds."

         Temporary  Investments.  When the  Sub-advisor  believes that market  conditions  are not favorable for profitable investing  or when  the  Sub-advisor  is  otherwise  unable  to  locate  favorable  investment  opportunities,  the  Fund's investments  may be hedged to a greater degree and/or its cash or similar  investments  may increase.  In other words,  the
Fund does not always  stay  fully  invested  in stocks and bonds.  The Fund's  cash and  similar  investments  may  include high-grade  commercial  paper,  certificates  of deposit,  repurchase  agreements  and money  market  funds  managed by the
Sub-advisor.  While the Fund is in a defensive  position,  the  opportunity to achieve its investment  objective of capital growth will be limited.

ASAF SCUDDER SMALL-CAP GROWTH FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  maximum  growth of  investors'  capital  from a portfolio primarily of growth stocks of smaller companies.

Principal Investment Policies and Risks:

         At least 65% of the Fund's total assets normally will be invested in the equity  securities of smaller  companies,
i.e., those having a market  capitalization of $2 billion or less at the time of investment,  many of which would be in the early  stages  of  their  life  cycle.  Equity  securities  include  common  stocks  and  securities  convertible  into  or exchangeable for common stocks, including warrants and rights.

         The Fund  intends  to invest  primarily  in stocks of  companies  whose  earnings  per share are  expected  by the
Sub-advisor  to grow faster than the market  average  ("growth  stocks").  Growth  stocks tend to trade at higher  price to earnings (P/E) ratios than the general market,  but the Sub-advisor  believes that the potential for above average earnings of the stocks in which the Fund invests more than justifies their price.

         In managing the Fund, the  Sub-advisor  emphasizes  stock  selection and  fundamental  research.  The  Sub-advisor considers a number of factors in determining  whether to invest in a growth stock,  including return on equity and earnings growth rate,  low level of debt,  strong  balance  sheet,  good  management  and  industry  leadership.  Other  factors are patterns of increasing  sales growth,  the  development  of new or improved  products or services,  favorable  outlooks for growth in the  industry,  the  probability  of increased  operating  efficiencies,  emphasis on research  and  development, cyclical conditions, or other signs that a company may grow rapidly.

         The Fund seeks  attractive  areas for  investment  that arise from factors  such as  technological  advances,  new marketing  methods,  and changes in the economy and population.  Currently,  the Sub-advisor  believes that such investment opportunities may be found among:

o        companies  engaged in high technology  fields such as electronics,  medical  technology and computer  software and specialty retailing;
o        companies whose earnings  outlooks have improved as the result of changes in the economy,  acquisitions,  mergers, new management, changes in corporate strategy or product innovation;
o        companies  supplying new or rapidly  growing  services to consumers and  businesses in such fields as  automation, data processing, communications, and marketing and finance; and
o        companies that have innovative concepts or ideas.

         In the selection of  investments,  long-term  capital  appreciation  will take  precedence over short range market fluctuations.  However,  the Fund may occasionally  make investments for short-term  capital  appreciation.  Current income will not be a significant factor in selecting investments.

         Like all common  stocks,  the market  values of the common  stocks held by the Fund can  fluctuate  significantly, reflecting the business  performance of the issuing  company,  investor  perception or general economic or financial market movements.  Because of the Fund's  focus on the stocks of smaller  growth  companies,  investment  in the Fund may  involve substantially  greater than average  share price  fluctuation  and  investment  risk. A fund focusing on growth stocks will generally involve greater risk and share price fluctuation than a fund investing primarily in value stocks.

         In addition,  investments in securities of smaller companies are generally considered to offer greater opportunity for  appreciation  and to involve  greater risk of  depreciation  than securities of larger  companies.  Smaller  companies often have limited product lines,  markets or financial  resources,  and they may be dependent upon one or a few key people for  management.  Because the  securities of small-cap  companies are not as broadly  traded as those of larger  companies, they are often  subject to wider and more abrupt  fluctuations  in market price.  Additional  reasons for the greater price fluctuations of these  securities  include the less certain growth  prospects of smaller firms and the greater  sensitivity of small companies to changing economic conditions.

Other Investments:

         In addition to investing in common stocks,  the Fund may also invest to a limited  degree in preferred  stocks and debt  securities  when they are believed by the  Sub-advisor  to offer  opportunities  for capital  growth.  Other types of securities in which the Fund may invest include:

         Foreign  Securities.  The Fund may invest in securities of foreign  issuers in the form of depositary  receipts or that are  denominated  in U.S.  dollars.  Foreign  securities  in which the Fund may invest  include  any type of  security consistent  with its investment  objective and policies.  The prices of foreign  securities may be more volatile than those of domestic securities.

         Options,  Financial  Futures and Other  Derivatives.  The Fund may deal in options on  securities  and  securities indices,  which options may be listed for trading on a national  securities  exchange or traded  over-the-counter.  Options transactions  may be used to pursue the Fund's  investment  objective and also to hedge against  currency and market risks, but are not intended for speculation.  The Fund may engage in financial  futures  transactions on commodities  exchanges or boards of trade in an attempt to hedge against market risks.

         In  addition  to  options  and  financial  futures,  the Fund may  invest in a broad  array of other  "derivative"
instruments in an effort to manage  investment risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance  return),  or to create an investment  position  indirectly.  The types of  derivatives  and techniques used by the Fund may change over time as new derivatives and strategies are developed or as regulatory changes occur.

         Additional  information about the other investments that the Fund may make and their risks is included below under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When a defensive  position is deemed advisable because of prevailing  market  conditions, the Fund may invest without limit in high grade debt securities,  commercial paper, U.S.  Government  securities or cash or cash equivalents,  including repurchase  agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective of maximum capital growth will be limited.

ASAF GABELLI SMALL-CAP VALUE FUND:

Investment  Objective:  The investment  objective of the Fund  (formerly,  the ASAF T. Rowe Price Small Company Value Fund)
is to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.

Principal Investment Policies and Risks:

         The Fund will invest at least 65% of its total assets in stocks and  equity-related  securities of small companies
($1 billion or less in market  capitalization).  Reflecting a value  approach to  investing,  the Fund will seek the stocks of companies whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings,  cash flow or business  franchises.  The Sub-advisor's  research team seeks to identify  companies that appear to be  undervalued  by  various  measures,  and  may be  temporarily  out of  favor,  but  have  good  prospects  for  capital appreciation.  In selecting investments, the Sub-advisor generally looks to the following:

         (1) Low price/earnings, price/book value or price/cash flow ratios relative to the company's peers.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

         The Sub-advisor then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying  assets of the company,  such as takeover  efforts,  a change in  management,  or a plan to improve the business through restructuring or other means.

         The Fund may sell securities for a variety of reasons,  such as to secure gains,  limit losses or re-deploy assets into  more  promising  opportunities.  The Fund  will not sell a stock  just  because  the  company  has  grown to a market capitalization of more than $1 billion, and it may on occasion purchase companies with a market cap above $1 billion.

         As with all stock funds, the Fund's share price can fall because of weakness in the securities  market as a whole, in particular  industries  or in specific  holdings.  Investing in small  companies  involves  greater risk of loss than is customarily  associated  with more  established  companies.  Stocks of small  companies  may be subject  to more  abrupt or erratic price  movements than larger  company  stocks.  Small  companies  often have limited  product  lines,  markets,  or financial  resources,  and  their  management  may lack  depth and  experience.  While a value  approach  to  investing  is generally  considered  to involve less risk than a growth  approach,  investing in value stocks  carries the risks that the market  will not  recognize  the  stock's  intrinsic  value for a long time or that a stock  judged to be  undervalued  may actually be appropriately priced.

Other Investments:

         Although the Fund will invest  primarily in U.S.  common  stocks,  it may also purchase other types of securities, for example,  preferred  stocks,  convertible  securities,  warrants and bonds when  considered  consistent with the Fund's investment  objective and policies.  The Fund may purchase  preferred stock for capital  appreciation  where the issuer has omitted,  or is in danger of  omitting,  payment of the  dividend  on the stock.  Debt  securities  would be  purchased  in companies that meet the investment criteria for the Fund.

         The Fund may invest up to 20% of its total assets in foreign  securities,  including American  Depositary Receipts and  securities of companies in developing  countries,  and may enter into forward  foreign  currency  exchange  contracts.
(The Fund may  invest in  foreign  cash  items as  described  below in excess of this 20%  limit.)  The Fund may enter into stock index or currency  futures  contracts (or options  thereon) for hedging  purposes or to provide an efficient means of managing the Fund's  exposure to the equity  markets.  The Fund may also write (sell) call and put options and purchase put and call options on securities,  financial  indices,  and currencies.  The Fund may invest up to 10% of its total assets in hybrid  instruments,  which combine the  characteristics  of futures,  options and securities.  For additional  information about these  investments and their risks, see this Prospectus  under "Certain Risk Factors and Investment  Methods" and the
Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may  establish  and maintain  cash  reserves  without  limitation  for temporary defensive  purposes.  The Fund's  reserves may be invested in high-quality  domestic and foreign money market  instruments, including  repurchase  agreements  and money market  mutual funds  managed by the  Sub-advisor.  Cash reserves also provide flexibility in meeting  redemptions  and paying  expenses.  While the Fund is in a defensive  position,  the opportunity to achieve its investment objective of long-term capital growth will be limited.

ASAF JANUS MID-CAP GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Fund pursues its objective by investing  primarily in common stocks selected for their growth  potential,  and normally  invests at least 65% of its total  assets in  medium-sized  companies.  For  purposes  of the Fund,  medium-sized companies are those whose market  capitalizations  (measured at the time of investment)  fall within the range of companies in the Standard & Poor's MidCap 400 Index (the "S&P 400").  The market  capitalizations  within the S&P 400 will vary,  but as of December 31, 1999, they ranged from  approximately  $170 million to $37 billion.  The  Sub-advisor  generally takes a
"bottom up" approach to choosing  investments for the Fund. In other words,  the Sub-advisor  seeks to identify  individual companies with earnings  growth  potential that may not be recognized by the market at large.  The  Sub-advisor  makes this assessment  by looking  at  companies  one at a time,  regardless  of size,  country of  organization,  place of  principal business activity, or other similar selection criteria.

         Because the Fund may invest  substantially  all of its assets in common stocks,  the main risk of investing in the
Fund is that the value of the stocks it holds might  decrease.  Stock values may  fluctuate  in response to the  activities of an  individual  company or in response to general  market or economic  conditions.  As a fund that invests  primarily in mid-cap  companies,  the  Fund's  risk and share  price  fluctuation  can be  expected  to be more than that of many  funds investing primarily in large-cap  companies,  but less than that of many funds investing primarily in small-cap  companies.
In general,  the smaller the company,  the more likely it is to suffer significant losses as well as to realize substantial growth.  Smaller  companies  may lack depth of  management,  they may be unable to generate  funds  necessary for growth or potential  development,  or they may be developing  or marketing  products or services for which there are not yet, and may never be, established  markets.  In addition,  such companies may be subject to intense  competition from larger companies, and may have more limited trading markets than the markets for securities of larger issuers.

         The Fund  generally  intends to  purchase  securities  for  long-term  investment  rather than  short-term  gains.
However,  short-term  transactions may occur as the result of liquidity needs, securities having reached a desired price or yield,  anticipated  changes in  interest  rates or the credit  standing  of an issuer,  or by reason of  economic or other developments  not foreseen at the time the investment was made. To a limited  extent,  the Fund may purchase  securities in anticipation of relatively  short-term  price gains.  The Fund may also sell one security and  simultaneously  purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices.

         Non-Diversified  Status.  The Fund is classified as a  "non-diversified"  investment  company under the Investment
Company Act of 1940 (the "1940  Act").  In other words,  it may hold larger  positions  in a smaller  number of  securities than a diversified  fund. As a result, a single  security's  increase or decrease in value may have a greater impact on the
Fund's share price and total  return.  Because of this,  the Fund's  share price can be expected to  fluctuate  more than a comparable diversified fund.

         Special  Situations.  The Fund may invest in "special  situations".  A "special  situation"  arises  when,  in the opinion of the  Sub-advisor,  the  securities of a particular  company will be recognized  and appreciate in value due to a specific development,  such as a technological  breakthrough,  management change or new product at that company. Investment in "special  situations"  carries an additional risk of loss in the event that the anticipated  development  does not occur or does not attract the expected attention.

Other Investments:

         Although the Sub-advisor expects to invest primarily in domestic and foreign equity securities,  which may include preferred stocks,  common stocks,  warrants and securities  convertible into common or preferred stocks,  the Fund may also invest to a lesser  degree in other types of  securities,  such as debt  securities.  The Fund is subject to the  following percentage limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade ("junk" bonds).
-- 10% of its assets in zero  coupon,  pay-in-kind  and step coupon  securities  (securities  that do not, or may not under certain circumstances, make regular interest payments).

         The Fund may make short  sales  "against  the box." In  addition,  the Fund may invest in the  following  types of securities and engage in the following investment techniques:

         Index/structured  Securities. The Fund may invest in indexed/structured  securities, which typically are short- to intermediate-term  debt  securities  whose  value at maturity or interest  rate is linked to  currencies,  interest  rates, equity  securities,  indices,  commodity  prices or other  financial  indicators.  Such  securities  may be  positively  or negatively indexed (i.e., their value increase or decrease if the reference index or instrument appreciates).

         Foreign Securities.  The Fund may invest up to 25% of its net assets in foreign securities  denominated in foreign currencies  and not  publicly  traded  in the  United  States.  The Fund may  also  invest  in  foreign  companies  through depository  receipts or passive  foreign  investment  companies.  Generally,  the same criteria are used to select  foreign securities  as are used to select  domestic  securities.  Foreign  securities  are generally  selected on a  stock-by-stock basis without regard to any defined  allocation  among countries or geographic  regions.  However,  certain factors such as
expected  levels  of  inflation,   government  policies  influencing   business   conditions,   the  outlook  for  currency
relationships,  and  prospects  for economic  growth  among  countries,  regions or  geographic  areas may warrant  greater consideration in selecting foreign securities.

         For more  information on foreign  securities and their risks,  see this Prospectus under "Certain Risk Factors and
Investment Methods."

         Futures,  Options and Other  Derivative  Instruments.  The Fund may enter into futures  contracts  on  securities, financial indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial indices and  foreign  currencies,  forward  contracts  and  interest  rate swaps and  swap-related  products  (collectively
"derivative  instruments").  The Fund may use  derivative  instruments  to hedge or  protect  its  portfolio  from  adverse movements in securities  prices,  currency  exchange rates, and interest rates. To a limited extent,  the Fund may also use derivative instruments for non-hedging purposes such as seeking to enhance return.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this
Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the  Sub-advisor  believes that market  conditions  are  unfavorable  for profitable investing,  or when the Sub-advisor is otherwise unable to locate attractive investment  opportunities,  the Fund's cash or similar  investments may increase.  In other words,  the Fund does not always stay fully invested in stocks.  Even when the
Fund is  essentially  fully  invested,  some  residual  amount of Fund assets will remain in cash and similar  investments.
These  investments  may  include  commercial  paper,  certificates  of  deposit,  repurchase  agreements,  short-term  debt obligations,  and money market funds (including funds managed by the Sub-advisor).  When the Fund's  investments in cash or similar  investments  increase,  the opportunity to achieve its investment  objective of long-term growth of capital may be limited.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         To pursue its objective,  the Fund  primarily  invests in the common stocks of mid-cap  companies.  Companies with equity market  capitalizations  from $300 million to $10 billion at the time of investment are considered mid-cap companies for purposes of the Fund.  The Company may revise this  definition  based on market  conditions.  Some of the Fund's assets may be invested in the  securities  of  large-cap  companies as well as in  small-cap  companies.  The Fund seeks to reduce risk by  diversifying  among  many  companies  and  industries.  The Fund does not seek to invest  in  securities  that pay dividends or interest, and any such income is incidental.

         The Fund is normally managed using a growth-oriented  investment  approach.  For growth  investors,  the aim is to invest in  companies  that are  already  successful  but  could be even more so.  The  Sub-advisor  looks for  fast-growing companies  that  are  in  new  or  rapidly  evolving  industries.  Factors  in  identifying  these  companies  may  include above-average  growth of earnings or earnings that exceed analysts'  expectations.  The Sub-advisor may also look for other characteristics  in a company,  such as financial  strength,  a strong  position  relative to competitors and a stock price that is reasonable in light of its growth rate.

         The  Sub-advisor  follows a  disciplined  selling  strategy,  and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

         As a Fund that invests primarily in the stocks of mid-cap  companies,  the Fund's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap  companies,  but less than that of many funds investing  primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform  other  types of stocks  when the  market or the  economy is not  robust,  or fall in price or be difficult to sell during  market  downturns.  In addition,  the Fund's growth  investment  program will  generally  involve greater risk and price  fluctuation  than funds that invest in more  undervalued  securities.  Because the prices of growth stocks tend to be based largely on future  expectations,  these stocks tend to be more  sensitive  than value stocks to bad economic news and negative earnings surprises.

Other Investments:

         Although  equity  securities are normally the Fund's primary  investments,  it may invest in preferred  stocks and convertible  securities,  as  well  as the  types  of  securities  described  below.  Additional  information  about  these investments  and the special risk factors that apply to them is included in this  Prospectus  under  "Certain  Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Fund may invest up to 35% of its total assets,  measured at the time of investment, in  investment  grade fixed  income or debt  securities.  If the quality of any fixed  income  securities  held by the Fund deteriorates so that they are no longer  investment  grade, the Fund will sell such securities in an orderly manner so that the Fund's holdings of such securities do not exceed 5% of its total assets.

         Foreign  Securities.  The Fund may  invest  up to 10% of the value of its total  assets,  measured  at the time of investment,  in equity and debt  securities  that are  denominated  in foreign  currencies.  There is no  limitation on the percentage  of the Fund's  assets that may be invested in  securities of foreign  companies  that are  denominated  in U.S.
dollars.  In  addition,  the Fund may  enter  into  foreign  currency  transactions,  including  forward  foreign  currency contracts and options on foreign  currencies,  to manage currency risks, to facilitate  transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call  Options.  The Fund may try to reduce the risk of securities  price or exchange rate changes  (hedge)
or generate income by writing  (selling)  covered call options against  securities held in its portfolio,  and may purchase call options in related closing transactions.

         Temporary  Investments.  When the Fund anticipates  unusual market or other conditions,  it may temporarily depart from its objective of capital growth and invest  substantially  in  high-quality  short-term  investments.  This could help the Fund avoid losses but may mean lost opportunities.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Policies and Risks:

         To pursue  its  objective,  the Fund  primarily  invests in the common  stocks of mid-cap  companies.  Some of the
Fund's assets may be invested in the securities of large-cap  companies as well as in small-cap  companies.  The Fund seeks to reduce risk by diversifying among many companies and industries.

         Under the Fund's value-oriented  investment approach, the Sub-advisor looks for well-managed companies whose stock prices are  undervalued  and that may rise in price when other  investors  realize their worth.  Fund managers may identify value  stocks in several  ways,  including  based on earnings,  book value or other  financial  measures.  Factors that the
Sub-advisor  may use to identify  these  companies  include strong  fundamentals,  such as a low  price-to-earnings  ratio, consistent cash flow, and a sound track record through all phases of the market cycle.

         The  Sub-advisor  may also look for other  characteristics  in a company,  such as a strong  position  relative to competitors,  a high level of stock  ownership among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

         The Sub-advisor  generally  considers  selling a stock when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

         As a Fund that invests primarily in the stocks of mid-cap  companies,  the Fund's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap  companies,  but less than that of many funds investing  primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform  other  types of stocks  when the  market or the  economy is not  robust,  or fall in price or be difficult to sell during market  downturns.  While value  investing  historically  has involved less risk than investing in growth  companies,  the stocks  purchased  by the Fund may remain  undervalued  during a short or extended  period of time.
This may happen  because value stocks as a category lose favor with  investors  compared to growth  stocks,  or because the
Sub-advisor failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Investments:

         Although  equity  securities are normally the Fund's primary  investments,  it may invest in preferred  stocks and convertible  securities,  as  well  as the  types  of  securities  described  below.  Additional  information  about  these investments  and the special risk factors that apply to them is included in this  Prospectus  under  "Certain  Risk Factors and Investment Methods."

         Fixed Income  Securities.  The Fund may invest up to 35% of its total assets,  measured at the time of investment, in  fixed  income  or debt  securities.  The  Fund  may  invest  up to 15% of its  total  assets,  measured  at the time of investment,  in debt  securities  that are rated below  investment  grade or  comparable  unrated  securities.  There is no minimum rating on the fixed income securities in which the Fund may invest.

         Foreign  Securities.  The Fund may  invest  up to 10% of the value of its total  assets,  measured  at the time of investment,  in equity and debt  securities  that are  denominated  in foreign  currencies.  There is no  limitation on the percentage  of the Fund's  assets that may be invested in  securities of foreign  companies  that are  denominated  in U.S.
dollars.  In  addition,  the Fund may  enter  into  foreign  currency  transactions,  including  forward  foreign  currency contracts and options on foreign  currencies,  to manage currency risks, to facilitate  transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

         Covered Call Options.  The Fund may try to reduce the risk of securities  price changes (hedge) or generate income by writing  (selling)  covered call options  against  securities  held in its  portfolio,  and may purchase call options in related  closing  transactions.  The value of  securities  against which options will be written will not exceed 10% of the
Fund's net assets.

         Temporary  Investments.  When the Fund anticipates  unusual market or other conditions,  it may temporarily depart from its objective of capital growth and invest  substantially  in  high-quality  short-term  investments.  This could help the Fund avoid losses but may mean lost opportunities.

ASAF ALGER ALL-CAP GROWTH FUND:

Investment Objective: The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The Fund invests  primarily in equity  securities,  such as common or  preferred  stocks,  that are listed on U.S.
exchanges or in the  over-the-counter  market.  The Fund may invest in the equity securities of companies of all sizes, and may  emphasize  either  larger or smaller  companies at a given time based on the  Sub-advisor's  assessment  of particular companies and market conditions.

         The Fund invests  primarily in growth stocks.  The  Sub-advisor  believes that these stocks are those of two types of companies:

         High Unit Volume Growth Companies.  These are vital,  creative companies that offer goods or services to a rapidly expanding  marketplace.  They include both  established  and emerging  firms  offering new or improved  products,  or firms simply fulfilling an increased demand for an existing product line.

         Positive  Life Cycle  Change  Companies.  These are  companies  experiencing  a major  change  that is expected to produce advantageous results.  These changes may be as varied as new management,  products or technologies,  restructurings or reorganizations, or mergers and acquisitions.

         As with any fund  investing  primarily  in equity  securities,  the value of the  securities  held by the Fund may decline.  These declines can be  substantial.  In addition,  the growth stocks in which the Fund invests  primarily tend to fluctuate  in price more than  other  types of  stocks.  Prices of growth  stocks  tend to be higher in  relation  to their companies'  earnings,  and may be more  sensitive to market,  political and economic  developments  than other stocks.  The
Fund's level of risk will vary based upon the size of the  companies it invests in at a given time.  To the extent that the
Fund  emphasizes  small-cap  stocks,  it will be subject to a level of risk higher than a fund investing  primarily in more conservative large-cap stocks.

Other Investments:

         In addition to investing in common and preferred  stocks,  the Fund may invest in securities  convertible  into or exchangeable for equity  securities,  including  warrants and rights.  The Fund may invest up to 20% of its total assets in foreign securities.  (American  Depositary Receipts or other U.S. dollar denominated  securities of foreign issuers are not subject to the 20% limitation.)

         The Fund may  purchase  put and call  options and write  (sell) put and covered  call  options on  securities  and securities  indices  to  increase  gain or to  hedge  against  the  risk  of  unfavorable  price  movements.  However,  the
Sub-advisor  does not currently  intend to rely on these option  strategies  extensively,  if at all. The Fund may purchase and sell stock index futures  contracts and options on stock index futures  contracts.  The Fund may sell securities "short against the box."

         An  additional  discussion  of these types of  investments  and their risks is included in this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Fund may invest up to 100% of its assets in cash, commercial paper,  high-grade bonds or cash  equivalents for temporary  defensive  reasons if the Sub-advisor  believes that adverse market or other conditions warrant.  This is to attempt to protect the Fund from a temporary  unacceptable  risk of loss.  However,  while the Fund is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth will be limited.

ASAF GABELLI ALL-CAP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Principal Investment Strategies and Risks:

         The Fund will primarily invest in readily marketable equity securities  including common stocks,  preferred stocks and  securities  that may be  converted  at a later  time into  common  stock.  The Fund may  invest in the  securities  of companies of all sizes,  and may emphasize  either larger or smaller  companies at a given time based on the  Sub-advisor's assessment of particular companies and market conditions.

In making  stock  selections,  the Fund  strives to earn a 10% real rate of return.  The Fund  focuses  on  companies  that appear underpriced  relative to their private market value ("PMV").  PMV is the value that the Fund's Sub-advisor  believes informed  investors  would be willing to pay for a company.  The  Sub-advisor  considers  factors  such as price,  earnings
expectations,   earnings  and  price  histories,  balance  sheet  characteristics  and  perceived  management  skills.  The
Sub-advisor also considers changes in economic and political  outlooks as well as individual  corporate  developments.  The
Sub-advisor will sell any Fund investments that lose their perceived value relative to other investments.

Investments will be made based on the  Sub-advisor's  perception of their potential for capital growth.  Current income may also be considered.  However, many of the common stocks the Fund will buy will not pay dividends.

         As a fund that invests  primarily in equity  securities,  the principal  risk to which the Fund is subject is that the value of the  securities  held by the Fund will  decline.  The value of equity  securities  will  fluctuate due to many factors,  including the past and predicted earnings of the issuer, the quality of the issuer's  management,  general market conditions,  the  forecasts  for the  issuer's  industry  and the  value of the  issuer's  assets.  While  value  investing historically has involved less risk that investing in growth  companies,  the Fund is subject to the risks that the PMVs of the stocks  purchased  by the Fund may never be realized by the market,  or that the  Sub-advisor  may be  incorrect in its assessment of the PMVs.

         In  addition,  the Fund's  level of risk will vary based upon the size of the  companies  it invests in at a given time.  To the extent the Fund  emphasizes  small-cap  stocks,  it will be  subject  to a level of risk  higher  than a fund investing  primarily in more conservative  "large-cap"  stocks.  The Fund may be subject to additional risks as a result of its investments in foreign  securities,  including  unfavorable  foreign government  actions,  political  instability,  the absence of accurate  information  about  foreign  issuers,  and  exposure to foreign  currencies  that may decline in value relative to the U.S. dollar.

Other Investments:

The Fund may invest up to 25% of its total  assets in  securities  of non-U.S.  issuers.  While the Fund does not intend to do so to a significant  degree,  the Fund may enter into futures  contracts and related options,  and may purchase and sell call and put options on securities and  securities  indices.  The Fund also may invest in warrants to purchase  securities, and may engage in short sales "against the box".

Temporary  Investments.  When  adverse  market or  economic  conditions  occur,  the Fund may  temporarily  invest all or a portion of its assets in defensive  investments.  Such investments  include high grade debt securities,  obligations of the
U.S.  Government and its agencies and  instrumentalities  or short-term  money market  instruments.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

ASAF INVESCO TECHNOLOGY FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek  capital  growth by  investing  primarily in the equity securities of companies engaged in technology-related industries.

Principal Investment Policies and Risks:

         The Fund normally  invests at least 80% of its total assets in the equity  securities of companies  engaged in the technology-related  industries.  These  industries  include,  but are not limited to,  applied  technology,  biotechnology, communications,  computers,  video,  electronics,  Internet, IT services and consulting,  oceanography,  office and factory automation,  networking,  robotics,  and video. A portion of the Fund's assets may be invested  outside of this sector.  To determine  whether a potential  investment is doing business in the technology  sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the technology sector;
o        At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o        Based on other  available  information,  the  Sub-advisor  determines  that its  primary  business  is within  the technology sector

         The  Sub-advisor  uses a  bottom-up  approach  to create  the Fund's  investment  portfolio,  focusing  on company fundamentals and growth prospects when selecting  securities.  In general,  the Fund emphasizes  strongly managed companies that the Sub-advisor  believes will generate  above-average  growth rates for the next three to five years. The Sub-advisor prefers  markets  and  industries  where  leadership  is in a few  hands,  and  tends to avoid  slower-growing  markets  or industries.

         A core portion of the Fund's  portfolio is invested in  market-leading  technology  companies that the Sub-advisor believes  will  maintain or improve  their market share  regardless of overall  economic  conditions.  These  companies are usually  large,  established  firms  that are  leaders in their  field and have a  strategic  advantage  over many of their competitors.  The remainder of the Fund's portfolio consists of  faster-growing,  more volatile  technology  companies that the Sub-advisor believes to be emerging leaders in their fields.

         As with any fund  investing  primarily  in equity  securities,  the Fund is  subject  to the risk that the  equity securities  in which it invests  will  decline  in value.  Although  the  Fund's  investments  are  diversified  across the technology  sector,  they are limited to a  comparatively  narrow  segment of the  economy.  Therefore,  the Fund is not as diversified as most other mutual funds,  and far less diversified  than the broad  securities  market.  This means that the
Fund's  share  price may  fluctuate  more  rapidly and to a greater  degree  than other  funds.  In  addition,  many of the products  and services  offered by the  technology  companies in which the Fund invests are subject to rapid  obsolescence, which  may  reduce  the  value  of the  securities  of  those  companies.  To the  extent  the  Fund  invests  in  smaller, faster-growing technology companies, the Fund's level of risk and share price fluctuation may increase.

Other Investments:

         In addition to investing in equity  securities,  the Fund may also invest in debt securities.  The Fund may invest up to 25% of its assets in  securities  of non-U.S.  issuers.  Securities  of  Canadian  issuers  and  American  Depositary
Receipts are not subject to this 25%  limitation.  Although the Fund may invest in futures  contracts,  options on specific securities,  stock  indices and stock index  futures,  forward  foreign  currency  exchange  contracts,  and other types of derivative  instruments  (including  swaps,  caps,  floors and collars),  the Fund  currently does not expect to do so to a significant degree.

         Temporary  Investments.  When  securities  markets or  economic  conditions  are  unfavorable  or  unsettled,  the
Sub-advisor  might try to protect the assets of the Fund by  investing in high quality  money market  instruments,  such as short-term U.S.  government  obligations,  commercial paper or repurchase  agreements.  The Fund has the right to invest up to 100% of its assets in these  securities,  although it is unlikely to do so.  While the fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF INVESCO HEALTH SCIENCES FUND

Investment Objective:  The investment objective of the Fund is to seek growth.

Principal Investment Policies and Risks:

         The Fund invests primarily in the equity securities of companies that develop,  produce or distribute  products or services  related to health  care.  These  companies  include,  but are not  limited to,  medical  equipment  or  supplies, pharmaceuticals,  health care facilities,  and applied  research and development of new products or services.  A portion of the Fund's  assets is not  required to be invested in the sector.  To  determine  whether a potential  investment  is truly doing business in a particular sector, a company must meet at least one of the following tests:

o        At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o        At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o        Based on other available  information,  the Sub-advisor  determines that its primary business is within the health sciences sector.

         The Fund is aggressively  managed.  It primarily invests in equity  securities that the Sub-advisor  believes will rise in price  faster than other  securities,  as well as options  and other  investments  whose  values are based upon the values of equity securities.

         The Sub-advisor  uses a "bottom up" investment  approach to create the Fund's  investment  portfolio,  focusing on company  fundamentals  and growth prospects when selecting  securities.  In general,  the Fund emphasizes  strongly managed companies that the  Sub-advisor  believes will generate  above-average  growth rates for the next three to five years.  The
Sub-advisor  prefers markets and industries where leadership is in a few hands, and tends to avoid  slower-growing  markets or industries.

         The Fund targets  strongly  managed,  innovative  companies with new products.  The Sub-advisor  attempts to blend well-established  health care firms with  faster-growing,  more dynamic  entities.  Well-established  health care companies typically  provide  liquidity and earnings  visibility  for the  investment  portfolio  and represent  core holdings in the
Fund.  The  remainder of the portfolio  consists of  faster-growing,  more dynamic  health care  companies,  which have new products or are  increasing  their  market share of existing  products.  Many  faster-growing  health care  companies  have limited operating  histories and their potential  profitability may be dependent on regulatory  approval of their products, which increases the volatility of these companies' securities prices.

         Many of these activities are funded or subsidized by governments;  withdrawal or curtailment of this support could lower the  profitability and market prices of such companies.  Changes in government  regulation could also have an adverse impact.  Continuing technological advances may mean rapid obsolescence of products and services.

         The Fund's investments are diversified across the health sciences sector.  However,  because those investments are limited to a comparatively  narrow segment of the economy,  the Fund's investments are not as diversified as investments of most mutual funds, and far less diversified  than the broad securities  markets.  This means that the Fund tends to be more volatile than other mutual funds,  and the values of its portfolio  investments  tend to go up and down more rapidly.  As a result, the value of a Fund share may rise or fall rapidly.

         The Fund is subject to other principal risks such as potential conflicts,  market, foreign securities,  liquidity, counterparty and lack of timely information risks.

Other Investments:

         The Fund may also  invest in American  Depositary  Receipts  (ADRs) and  repurchase  agreements.  The Fund may use futures  contracts  and related  options,  options on  securities,  securities  indices and  currencies to attempt to hedge against  the  overall  level of risk  normally  associated  with the Fund's  investments.  The Fund may invest up to 25% of their  respective  assets in securities  of non-U.S.  issuers.  Securities of Canadian  issuers and ADRs are not subject to this 25% limitation.  For additional  information  about these  investments and risks,  see this Prospectus  under "Certain
Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  When  securities  markets or  economic  conditions  are  unfavorable  or  unsettled,  the
Sub-advisor  might try to protect the assets of the Fund by investing  in  securities  that are highly  liquid such as high quality money market instruments,  like short-term U.S. government obligations,  commercial paper or repurchase agreements, even though that is not the normal  investment  strategy of the Fund.  The  Sub-advisor  has the right to invest up to 100%
of the Fund's  assets in these  securities,  although  the  Sub-advisor  is unlikely  to do so. Even though the  securities purchased for defensive  purposes  often are  considered  the  equivalent of cash,  they have their own risks.  Investments that are highly liquid or  comparatively  safe tend to offer lower  returns.  Therefore,  the Fund's  performance  could be comparatively  lower if it concentrates in defensive holdings.  While the fund is in a defensive position,  the opportunity to achieve its investment objective will be limited.

ASAF RYDEX MANAGED OTC FUND:

Investment  Objective:  The  investment  objective  of the Fund is to provide  investment  results  that  correlate  to the performance of a benchmark for securities  that are traded in the  over-the-counter  market.  The Fund's current  benchmark is the NASDAQ 100 Index.

Principal Investment Policies and Risks:

         The Fund will pursue its objective by investing  primarily in  securities of companies  included in the NASDAQ 100
Index (the "NASDAQ  100") and leveraged  instruments,  such as futures  contracts and options,  relating to the NASDAQ 100.
The NASDAQ  100 is a modified  capitalization-weighted  index  composed  of the  equity  securities  of 100 of the  largest non-financial  companies  listed on the National  Association  of  Securities  Dealers  Automated  Quotations  System.  The
Sub-advisor  will attempt to consistently  use leveraged  instruments to increase the Fund's exposure to 125% of the NASDAQ
100.  If the  Sub-advisor  achieves  this goal,  the value of the Fund's  shares  will tend to increase on a daily basis by
125% of the value of any  increase in the NASDAQ 100.  When the value of the NASDAQ 100  declines,  the value of the Fund's shares  should also  decrease on a daily basis by 125% of the value of any decrease in the Index  (e.g.,  if the NASDAQ 100 goes down by 5%, the value of the Fund's shares should go down by 6.25% on that day).

         The Sub-advisor uses quantitative  analysis  techniques to structure the Fund to obtain the highest correlation to the NASDAQ 100, while remaining  fully invested in all market  environments.  The  Sub-advisor  will monitor the Fund on an ongoing basis, and make adjustments as necessary to minimize tracking error and to maximize liquidity.

         As a fund that invests a substantial  portion of its assets in stocks, the Fund is subject to the risks associated with stock  investments,  and the Fund's  share price  therefore  may  fluctuate  substantially.  Because the Fund seeks to provide  investment  results  that  magnify  fluctuations  in the NASDAQ 100, and will use  leveraged  instruments  to help achieve this  correlation,  the Fund will be subject to greater risk and share price  fluctuation than a Fund that attempts to match the  performance  of the Index.  In  addition,  while it is  anticipated  that the Fund will invest  mainly in the securities of large  companies,  the Fund may be subject to a greater level of risk than the average  large-cap  fund based upon the  relatively  volatile  nature of the  securities in which the Fund will invest.  While it is not expected that the performance of the Fund will deviate more than 10% from the Fund's goal of achieving  results  corresponding to 125% of the return of the NASDAQ 100, factors such as Fund expenses,  imperfect  correlation  between the Fund's  investments and those of the NASDAQ 100, rounding of share prices,  changes to the benchmark,  regulatory policies,  and leverage, may affect the
Fund's  ability to achieve this  correlation.  The  magnitude of any tracking  error may be affected by a higher  portfolio turnover rate.

         Non-Diversified  Status.  The Fund is classified  as a  "non-diversified"  investment  company under the 1940 Act.
This  means it may  invest in the  securities  of a  relatively  small  number of  issuers.  If the  assets of the Fund are invested in a limited  number of issuers,  a single  security's  increase or decrease in value may have a greater impact on the Fund's share price and total return,  and the Fund may be more  susceptible to a single adverse  economic or regulatory occurrence.  Because of this, the Fund's share price can be expected to fluctuate more than a comparable diversified fund.

Other Investments:

         As noted above,  the Fund may enter into  futures and options  transactions.  Specifically,  the Fund may purchase call options and write (sell) put options on  securities  and  securities  indices,  and may enter into stock index futures contracts and related  options.  The Fund may use futures  contracts and related options for bona fide hedging  purposes to offset  changes in the value of  securities  held or  expected  to be  acquired.  They may also be used to gain or increase exposure to a  particular  market or  instrument,  to create a  synthetic  money  market  position,  and for certain  other tax-related  purposes.  The Fund will only enter into futures  contracts  traded on a national futures exchange or board of trade.  The Fund may also purchase U.S. Government securities.

         For further  information on these  securities and investment  practices and their risks, see this Prospectus under
"Certain Risk Factors and Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

ASAF ALLIANCE GROWTH FUND:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF Oppenheimer  Large-Cap Growth Fund) is to
seek  long-term  growth of capital  by  investing  predominantly  in the equity  securities  of a limited  number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

Principal Investment Policies and Risks:

         The Fund  normally  invests at least 80% of its total assets in the equity  securities of U.S.  companies.  A U.S.
company is a company that is organized  under United States law, has its  principal  office in the United States and issues equity  securities  that are traded  principally  in the United States.  For purposes of the Fund, a non-U.S.  company is a company  that (i) is organized  outside the United  States,  (ii) has its  principal  place of business  outside the United
States,  and (iii) issues securities that are traded  principally in foreign  countries.  Companies that do not fall within this  definition  shall be deemed to be U.S.  companies.  Normally,  about 40-60 companies will be represented in the Fund, with the 25 companies most highly  regarded by the Sub-advisor  usually  constituting  approximately  70% of the Fund's net assets.  The Fund is thus atypical from many equity mutual funds in its focus on a relatively  small number of  intensively researched companies.

         The  Sub-advisor's  investment  strategy for the Fund emphasizes stock selection.  The Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal  research staff,  which  generally  follows a primary  research universe of more than 500 companies that have strong  management,  superior  industry  positions,  excellent balance sheets and superior earnings growth prospects.  An emphasis is placed on identifying  companies whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.

         In managing the Fund,  the  Sub-advisor  seeks to utilize  market  volatility  judiciously  (assuming no change in company  fundamentals),  striving to  capitalize  on  apparently  unwarranted  price  fluctuations,  both by  purchasing or increasing  positions on weakness and selling or reducing  overpriced  holdings.  The Fund  normally  remains  nearly fully invested and does not take  significant cash positions for market timing  purposes.  During market  declines,  while adding to positions in favored  stocks,  the Fund becomes  somewhat more  aggressive,  gradually  reducing the number of companies represented in its portfolio.

         Conversely,  in rising markets,  while reducing or eliminating fully valued  positions,  the Fund becomes somewhat more conservative,  gradually increasing the number of companies  represented in its portfolio.  The Sub-advisor  therefore seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

         The Sub-advisor expects the average market  capitalization of companies  represented in the Fund normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

         Because the Fund invests primarily in stocks,  the Fund is subject to the risks associated with stock investments, and the Fund's share price  therefore  may fluctuate  substantially.  The Fund's share price will be affected by changes in the stock markets  generally,  and factors specific to a company or an industry will affect the prices of particular stocks held by the Fund (for example, poor earnings, loss of major customers,  availability of basic resources or supplies,  major litigation  against a company,  or changes in governmental  regulation  affecting an industry).  The Fund's focus on large, more-established  companies  may  mean  that  its  level  of risk is  lower  than a fund  investing  primarily  in  smaller companies.  Because the Fund invests in a smaller  number of  securities  than many other funds,  changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's share price.

Other Investments:

In addition to investing in equity securities, the Fund also may:

         -- invest up to 20% of its net assets in convertible securities;
         -- invest up to 5% of its net assets in rights or warrants;
         -- invest up to 15% of its total assets in foreign securities;
         -- purchase and sell exchange-traded index options and stock index futures contracts; and
         -- write  covered  exchange-traded  call options on its  securities  up to 15% of its total  assets,  and purchase exchange-traded call and put options on common stocks up to, for all options, 10% of its total assets.

         For additional  information on the types of investments other than common stocks in which the Fund may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Although it does not expect to do so  ordinarily,  when business or financial  conditions warrant the Fund may assume a temporary defensive position and invest in high-grade,  short-term,  fixed-income  securities
(which may include  U.S.  Government  securities)  or hold its assets in cash.  While the Fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF MARSICO CAPITAL GROWTH FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital  growth.  This is a fundamental  objective of the Fund. Income is not an investment  objective and any income realized on the Fund's investments,  therefore,  will be incidental to the Fund's objective.

Principal Investment Policies and Risks:

         The Fund will pursue its  objective by investing  primarily in common  stocks.  The  Sub-advisor  expects that the majority of the Fund's assets will be invested in the common stocks of larger, more established companies.

         In selecting  investments  for the Fund,  the  Sub-advisor  uses an approach  that  combines  "top down"  economic analysis with "bottom up" stock selection.  The "top down" approach takes into  consideration such  macro-economic  factors as interest  rates,  inflation,  the  regulatory  environment,  and the global  competitive  landscape.  In  addition,  the
Sub-advisor examines such factors as the most attractive global investment opportunities,  industry consolidation,  and the sustainability  of  economic  trends.  As a result  of this  "top  down"  analysis,  the  Sub-advisor  identifies  sectors, industries and companies that should benefit from the trends the Sub-advisor has observed.

         The Sub-advisor  then looks for individual  companies with earnings growth potential that may not be recognized by the  market at large.  In  determining  whether a  particular  company  is  appropriate  for  investment  by the Fund,  the
Sub-advisor  focuses on a number of different  attributes,  including the company's specific market expertise or dominance, its franchise  durability and pricing power,  solid  fundamentals  (e.g.,  a strong  balance  sheet,  improving  returns on equity,  and the ability to generate  free cash flow),  strong  management,  and  reasonable  valuations  in the context of projected growth rates.  This is called "bottom up" stock selection.

         The primary risk associated  with  investment in the Fund will be the risk that the equity  securities held by the
Fund will  decline in value.  The risk of the Fund is expected to be  commensurate  with that of other funds using a growth strategy to invest in the stocks of large and medium-sized companies.

         Although it is the general policy of the Fund to purchase and hold securities for capital  growth,  changes in the
Fund will be made as the Sub-advisor  deems  advisable.  For example,  portfolio  changes may result from liquidity  needs, securities  having reached a desired  price,  or by reason of  developments  not foreseen at the time of the investment was made.

         Special  Situations.  The Fund may invest in "special  situations" from time to time. A "special situation" arises when, in the opinion of the  Sub-advisor,  the securities of a particular  company will be recognized and increase in value due to a specific  development,  such as a technological  breakthrough,  management  change or new product at that company.
Investment in "special  situations"  carries an additional risk of loss in the event that the anticipated  development does not occur or does not attract the expected attention.

Other Investments:

         The Fund may also invest to a lesser  degree in  preferred  stocks,  convertible  securities,  warrants,  and debt securities  when the Fund perceives an opportunity for capital growth from such  securities.  The Fund may invest up to 10%
of its total assets in debt securities, which may include corporate bonds and debentures and government securities.

         The Fund may also  purchase  securities of foreign  issuers,  including  foreign  equity and debt  securities  and depositary  receipts.  Foreign  securities are selected  primarily on a stock-by-stock  basis without regard to any defined allocation  among  countries  or  geographic  regions.  The Fund may also use a variety  of  currency  hedging  techniques, including  forward  currency  contracts,  to manage  exchange  rate risk with  respect  to  investments  exposed to foreign currency fluctuations.

         Index/structured  Securities.  The Fund may invest without limit in  index/structured  securities,  which are debt securities whose value at maturity or interest rate is linked to currencies,  interest rates,  equity securities,  indices, commodity  prices or other  financial  indicators.  Such  securities may be positively or negatively  indexed (i.e.,  their value may increase or decrease if the reference  index or instrument  appreciates).  Index/structured  securities  may have return  characteristics  similar to direct  investments  in the underlying  instruments,  but may be more volatile than the underlying  instruments.  The Fund bears the market risk of an investment  in the  underlying  instruments,  as well as the credit risk of the issuer of the index/structured security.

         Futures,  Options and Other Derivative Instruments.  The Fund may purchase and write (sell) options on securities, financial  indices,  and foreign  currencies,  and may invest in futures contracts on securities,  financial  indices,  and foreign  currencies,  options  on  futures  contracts,  forward  contracts  and  swaps  and  swap-related  products.  These instruments  will be used  primarily to hedge the Fund's  positions  against  potential  adverse  movements  in  securities prices,  foreign  currency  markets or interest rates. To a limited  extent,  the Fund may also use derivative  instruments for non-hedging purposes such as increasing the Fund's income or otherwise enhancing return.

         For an additional  discussion  of many of these types of securities  and their risks,  see this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.   Although  the  Sub-advisor  expects  to  invest  primarily  in  equity  securities,  the
Sub-advisor  may increase the Fund's cash position  without  limitation  when the  Sub-advisor  believes  that  appropriate investment  opportunities for capital growth with desirable risk/reward  characteristics are unavailable.  Cash and similar investments  (whether made for defensive purposes or to receive a return on idle cash) will include  high-grade  commercial paper,  certificates of deposit and repurchase  agreements.  While the Fund is in a defensive position,  the opportunity to achieve its investment objective of capital growth will be limited.

ASAF JANUS CAPITAL GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek growth of capital.

Principal Investment Policies and Risks:

         The Fund will  pursue its  objective  by  investing  in its  corresponding  Portfolio,  which in turn will  invest primarily in common stocks.  Common stock  investments will be in companies that the Sub-advisor  believes are experiencing favorable  demand  for  their  products  and  services,  and  which  operate  in a  favorable  competitive  and  regulatory environment.  The Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.  In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.  Current income is not a significant factor in choosing investments.

         Because the Portfolio invests a substantial  portion (or all) of its assets in stocks, the Portfolio is subject to the risks  associated  with stock  investments,  and the  Portfolio's  (and Fund's)  share price  therefore  may  fluctuate substantially.  This is true  despite  the  Portfolio's  focus on the  stocks of  larger  more-established  companies.  The
Portfolio's  share price will be affected by changes in the stock markets  generally,  and factors specific to a company or an industry will affect the prices of particular  stocks held by the Portfolio (for example,  poor earnings,  loss of major customers,  major litigation  against an issuer, or changes in government  regulations  affecting an industry).  Because of the types of  securities  in which the  Portfolio  invests,  the Fund is designed for those who are  investing for the long term.

         The Portfolio  generally  intends to purchase  securities for long-term  investment  rather than short-term gains.
However,  short-term  transactions may occur as the result of liquidity needs, securities having reached a desired price or yield,  anticipated  changes in  interest  rates or the credit  standing  of an issuer,  or by reason of  economic or other developments not foreseen at the time the investment was made.

         Special  Situations.  The Portfolio may invest in "special  situations"  from time to time. A "special  situation"
arises when, in the opinion of the  Sub-advisor,  the securities of a particular  company will be recognized and appreciate in value due to a specific  development,  such as a technological  breakthrough,  management  change or new product at that company.  Investment  in  "special  situations"  carries  an  additional  risk of loss in the  event  that the  anticipated development does not occur or does not attract the expected attention.

Other Investments:

         Although the  Sub-advisor  expects to invest  primarily in equity  securities,  the Portfolio may also invest to a lesser degree in preferred stocks,  convertible  securities,  warrants, and debt securities when the Portfolio perceives an opportunity for capital growth from such securities.  The Portfolio is subject to the following  percentage  limitations on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade by the primary rating agencies ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero coupon,  pay-in-kind and step coupon  securities  (securities that do not, or may not under certain circumstances, make regular interest payments).

         The Fund may make short sales "against the box." In addition,  the Portfolio may invest in the following  types of securities and engage in the following investment techniques:

         Foreign Securities.  The Portfolio may also purchase  securities of foreign issuers,  including foreign equity and debt  securities and depositary  receipts.  Foreign  securities are selected  primarily on a  stock-by-stock  basis without regard to any defined  allocation  among countries or geographic  regions.  No more than 25% of the Portfolio's  assets may be invested in foreign securities denominated in foreign currencies and not publicly traded in the United States.

         Futures,  Options and Other Derivative Instruments.  The Portfolio may enter into futures contracts on securities, financial indices and foreign  currencies and options on such contracts and may invest in options on securities,  financial indices and  foreign  currencies,  forward  contracts  and  interest  rate swaps and  swap-related  products  (collectively
"derivative  instruments").  The Portfolio intends to use most derivative  instruments  primarily to hedge the value of its portfolio  against  potential  adverse  movements in securities  prices,  foreign  currency markets or interest rates. To a limited extent,  the Portfolio may also use derivative  instruments  for  non-hedging  purposes such as seeking to increase income.  The Portfolio may also use a variety of currency hedging  techniques,  including forward foreign currency exchange contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         For more  information on the types of securities  other than common stocks in which the Portfolio may invest,  see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Sub-advisor may increase the Portfolio's  cash position  without  limitation when the
Sub-advisor is of the opinion that  appropriate  investment  opportunities  for capital  growth with desirable  risk/reward characteristics  are  unavailable.  Cash and  similar  investments  (whether  made for  defensive  purposes or to receive a return on idle cash) will include high-grade  commercial paper,  certificates of deposit,  repurchase  agreements and money market  funds  managed by the  Sub-advisor.  While the  Portfolio  is in a  defensive  position,  the  opportunity  for the
Portfolio and the Fund to achieve their investment objectives of capital growth will be limited.

ASAF T. ROWE PRICE TAX MANAGED FUND:

Investment  Objective:  The investment  objective of the Fund is to seek attractive  long-term  capital  appreciation on an after-tax basis.

Principal Investment Policies and Risks:

         The Fund will  invest  primarily  in  large-capitalization  stocks  selected  mainly from the 1,000  largest  U.S.
companies.  Stock  selection is based on  fundamental,  bottom-up  analysis that seeks to identify  companies with superior long-term  appreciation  prospects.  Generally  the  Sub-advisor  uses a growth  approach to stock  selection,  looking for companies with: a demonstrated  ability to increase revenues,  earnings,  and cash flow consistently;  capable  management;
attractive  business  niches;  and  a  sustainable   competitive  advantage.   Valuation  measures,  such  as  a  company's
price/earnings  ratio relative to the market and its own growth rate,  and its dividend  yield relative to the market,  are also considered.

         Generally,  the Fund will limit  exposure  to  high-yielding  stocks.  However,  the  payment of  dividends - even higher-than-average dividends - does not disqualify a stock from consideration for the Fund's portfolio.

         The Fund seeks long-term appreciation while minimizing taxable distributions of capital gains and dividends.  This approach  should  reduce the negative  effects of federal  taxation and should  increase  after-tax  returns  compared with similar  funds that do not make tax  efficiency  a primary  focus.  To  accomplish  the Fund's goal of  minimizing  taxable distributions,  the Sub-advisor  will strive to avoid realizing  capital gains.  However,  gains may be realized when it is believed that the risk of holding a security  outweighs tax  considerations.  When gains are taken,  the  Sub-advisor  will attempt to offset them with losses from other  securities.  This may be  accomplished  by selling  certain  securities at a loss and investing the proceeds in similar securities.

         When shares that have  appreciated  are sold,  the  Sub-advisor  will attempt to limit  realized  capital gains by selling the  highest-cost  securities  in a position  first (that is, the shares on which the Fund has the smallest  gain).
The Sub-advisor  will strive to keep income from taxable  dividends low. There is no guarantee the  Sub-advisor's  attempts to manage the Fund in a tax-efficient manner will be successful, or that the Fund will achieve its objectives.

         Growth stocks can be volatile for several  reasons.  Since companies  usually  reinvest a high proportion of their earnings in their own businesses,  they may lack the dividends often  associated with value stocks that could cushion their decline in a falling market.  Also, since investors buy growth stocks because of their expected  superior  earnings growth, earnings  disappointments  often result in sharp price declines.  Investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Other Investments:

         While most assets will be invested in U.S.  common  stocks,  other  securities  may also be  purchased,  including convertible securities, warrants, foreign stocks, futures, and options in keeping with Fund objectives.

         The Fund  may  invest  up to 25% of its  total  assets  in  foreign  securities,  including  nondollar-denominated securities  traded  outside of the U.S. and  dollar-denominated  securities of foreign  issuers traded in the U.S. (such as
ADRs).  The Fund may also enter into foreign  exchange  contracts.  The Fund may enter into  futures and options  contracts for a number of reasons,  including: to manage Fund exposure to changes in securities prices and foreign currencies;  as an efficient means of adjusting Fund overall exposure to certain markets;  to hedge against a potentially  unfavorable  change in interest  rates;  in an effort to enhance  income;  as a cash  management  tool;  and to protect the value of  portfolio securities.  Call and put options may be purchased or sold on securities,  financial indices,  and foreign currencies.  The
Fund may  invest up to 10% of its total  assets in hybrid  instruments,  which  combine  the  characteristics  of  futures, options and securities.

         For additional  information about these investments and risks, see this Prospectus under "Certain Risk Factors and
Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  The Fund may  establish  and maintain  cash  reserves  without  limitation  for temporary defensive  purposes.  The Fund's  reserves may be invested in short-term,  tax-exempt  money market  securities  (including money market mutual funds managed by the Sub-advisor or affiliates),  as well as short-term,  investment-grade  securities, including  tax-exempt  commercial paper,  municipal notes, and short-term maturity bonds. Some of these securities may have adjustable,  variable,  or  floating  rates.  The effect of taking  such a position  is that the Fund may not  achieve  its investment objective.

ASAF ALLIANCE/BERNSTEIN 50/50 GROWTH + VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth by investing  approximately  50% of its assets in growth stocks of large companies and approximately 50% of its assets in value stocks of large companies.

Principal Investment Policies and Risks:

         The Fund will invest  primarily in common stocks of large U.S.  companies  included in the Russell 1000 Index (the
"Russell  1000").  The Russell 1000 is a market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.  companies.  As of June 30,  2000,  the average  market  capitalization  of the  companies in the Russell 1000 index was approximately $14.1 billion.

         Normally,  about 60-85 companies will be represented in the Fund, with 25-35 companies  primarily from the Russell
1000 Growth  Index (the  "Growth  Index")  constituting  approximately  50% of the Fund's net assets,  and 35-50  companies primarily from the Russell 1000 Value Index (the "Value Index")  constituting  the remainder of the Fund's net assets.  All daily cash flows (that is, purchases and reinvested  distributions)  and outflows (that is,  redemptions and expense items)
will be divided between the two portfolio segments for purposes of maintaining the targeted  percentage  allocation between growth  and value  stocks.  There  will be a  periodic  rebalancing  of each  segment's  assets to take  account  of market fluctuations in order to maintain the approximately equal allocation.  During periods between  rebalancing,  the allocation of assets between portfolio segments may vary significantly from the target  allocations.  As a consequence,  assets may be allocated  from  the  portfolio  segment  that  has  appreciated  more or  depreciated  less  to the  other.  In  addition, rebalancing will entail transaction costs which over time may be significant.

         The Growth Index  measures the  performance of the Russell 1000  companies  with higher  price-to-book  ratios and higher  forecasted  growth  values.  The Value Index  measures the  performance  of the Russell 1000  companies  with lower price-to-book  ratios and lower  forecasted  growth values.  This combination of growth stocks and value stocks is intended to enhance  performance  of the Fund over time,  and reduce the Fund's  overall  risk in  comparison  to funds which invest exclusively in growth or value stocks.  During  particular  periods,  the Fund may outperform or  underperform  funds which invest exclusively in growth or in value stocks.

         The investment  strategy of the  Sub-advisor  responsible  for the portion of the Fund's assets invested in growth stocks emphasizes stock selection.  The Sub-advisor  relies heavily upon the fundamental  analysis and rigorous research of its  internal  research  staff.  The  Sub-advisor  selects  investments  based  on  strong  management,  superior  industry positions,  excellent balance sheets and superior earnings growth;  where all of these strengths have not been reflected in the company's  stock price.  In managing the Fund, the  Sub-advisor  seeks to take advantage of market  volatility.  During market declines,  the Sub-advisor will add to positions,  causing the Fund to become somewhat more aggressive.  Conversely, in  rising  markets,  the  Sub-advisor  will  trim or  eliminate  positions  and as a result  the  Fund  will  become  more conservative.

         The method of selecting the investments  used by the Sub-advisor  responsible for the portion of the Fund's assets invested in value stocks is to measure each stock's  long-term  expected  return by comparing  the price of the security to the company's  long-term cash flows. The Sub-advisor will only purchase those stocks that it has  above-average  confidence in the  reliability of its analysts'  forecasts.  The  Sub-advisor  may delay its purchase of securities if recent weakness in the stock or negative  earnings  revisions  by analysts  indicate  that the stock price is likely to decline in the near future,  and it may delay its sale of securities if recent strength in the stock or upward earnings  revisions indicate the stock is likely to rise  soon.  The  Sub-advisor  will  control  risk  within the value  portion  of the Fund by  reviewing whether there is undue portfolio  exposure to industry sector and other risk factors.  The Sub-advisor  will take more risk when unusually large value distortions within the value realm create unusually large  opportunities to add returns,  and it will take less risk when the opportunities are limited.

         Because the Fund invests primarily in stocks,  the Fund is subject to the risks associated with stock investments, and the Fund's share price  therefore  may fluctuate  substantially.  The Fund's share price will be affected by changes in the stock markets  generally,  and factors specific to a company or an industry will affect the prices of particular stocks held by the Fund (for example, poor earnings, loss of major customers,  availability of basic resources or supplies,  major litigation  against a company,  or changes in governmental  regulation  affecting an industry).  The Fund's focus on large, more-established  companies  may  mean  that  its  level  of risk is  lower  than a fund  investing  primarily  in  smaller companies.  Because the Fund invests in a smaller  number of  securities  than many other funds,  changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's share price.

Other Investments:

In addition to investing in equity securities, the Fund also may:

o        invest up to 20% of the growth portion of its net assets in convertible securities;
o        invest up to 5% of the growth portion of its net assets in rights or warrants;
o        invest up to 15% of its total assets in foreign securities
o        purchase and sell exchange-traded index options and stock index futures contracts and;
o        write covered exchange-traded call options on its securities up to 15% of the growth portion of its total assets, and purchase exchange-traded call and put options on common stocks up to, for all options, 10% of the growth portion of its total assets.

         For  purposes of the Fund a foreign  security is a security  issued by a non-U.S.  company,  which is defined as a company that:  (1) is organized  outside the United  States;  (ii) has its principal  place of business  outside the United
States;  and (iii)  issues  securities  traded  principally  in a foreign  country.  Companies  that do not fall within the definition of a non-U.S.  company would be considered a U.S.  company and therefore not subject to the above  limitation on foreign securities.

         American  Depository  Receipts (ADRs) are not considered foreign securities for purposes of the 15% limitation set forth above and may be purchased by the Fund.

         For additional  information about these investments and risks, see this Prospectus under "Certain Risk Factors and
Investment Methods" and the Company's SAI under "Investment Programs of the Funds."

         Temporary  Investments.  Although it does not expect to do so  ordinarily,  when business or financial  conditions warrant, the Fund may assume a temporary defensive position and invest in high-grade,  short-term,  fixed-income securities
(which may include  U.S.  Government  securities)  or hold its assets in cash.  While the Fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF SANFORD BERNSTEIN DEEP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The Fund will pursue its  objective by investing  primarily in common  stocks.  The  Sub-advisor  expects that the majority  of the Fund's  assets will be invested in the common  stocks of large  companies  that appear to be  undervalued.
Among other things, the Fund seeks to identify  compelling buying  opportunities  created when companies are undervalued on the basis of investor  reactions to  near-term  problems or  circumstances  even though their  long-term  prospects  remain sound. The Sub-advisor's  investment approach is value-based and price-driven,  and it relies on the intensive  fundamental research of its internal research staff to identify these buying opportunities in the marketplace.

         Fund  investments  are selected by the Sub-advisor  based upon a model portfolio of 125-175 stocks  constructed by the  Sub-advisor.  In selecting  investments for the model  portfolio,  the Sub-advisor  takes a "bottom-up"  approach.  In other words,  the  Sub-advisor  seeks to identify  individual  companies  with earnings  growth  potential  that may not be recognized by the market at large.  The  Sub-advisor  relates present value of each company's  forecasted  future cash flow to the current price of its stock.  The Sub-advisor  ranks companies from the highest  expected return to the lowest,  with the companies at the top of the ranking being the most undervalued.

         Once the  expected  return for each stock is  calculated,  the  Sub-advisor  adjusts for timing and  concentration risks.  Securities  are ranked by  risk-adjusted  expected  returns.  Securities  ranked in the top third of its  valuation universe,  if  selected,  are  over-weighted  because they  represent  the most  undervalued  stocks in its  universe.  The
Sub-advisor market weights securities ranked in the middle third of its universe,  if selected,  to add  diversification to the Fund.  To control  variability  in premium,  the  Sub-advisor  also holds the  largest  capitalization  securities  (at under-weighted  positions)  even when they rank in bottom third of the  universe.  If a security  falls in the ranking from the top third of the  Sub-advisor's  valuation  universe to the middle third,  the  Sub-advisor  may reduce the position to market weight.  If the security's  ranking  continues to fall into the bottom third of its universe,  the  Sub-advisor  may either sell it or, if it is a very large  capitalization  stock,  will  underweight  it. The  Sub-advisor  may from time to time  deviate  from the  foregoing  process  with  respect  to the  weighting  of  individual  securities  when  determined appropriate by the Sub-advisor.

         The Sub-advisor  may delay the Fund's purchase of securities if recent weakness in the stock or negative  earnings revisions by analysts  indicate  that the stock price is likely to decline in the near future,  and it may delay the Fund's sale of  securities  if recent  strength in the stock or upward  earnings  revisions  indicate  the stock is likely to rise soon. The  Sub-advisor  will control risk by reviewing  whether there is undue  portfolio  exposure to industry  sector and other risk factors.  The  Sub-advisor  will take more risk when unusually  large value  distortions  within the value realm create unusually large opportunities to add returns, and it will take less risk when the opportunities are limited.

         The  Sub-advisor  also seeks to control  risks by  correlating  the size of initial  purchases  by the Fund to the security's  benchmark  weighting,  within plus or minus 0.5%. If market  appreciation  of a security  brings the security's weighting to 1.0% above or below its benchmark  weighting (at the time), the size of the holding is generally  increased or reduced  accordingly.  Because the Fund  invests  primarily  in stocks,  the Fund is subject to the risks  associated  with stock  investments,  and the Fund's  share price  therefore  may  fluctuate  substantially.  The Fund's share price will be affected  by changes in the stock  markets  generally,  and factors  specific  to a company or an industry  will affect the prices of particular stocks held by the Fund (for example,  poor earnings,  loss of major customers,  availability of basic resources or supplies,  major litigation against a company, or changes in governmental  regulation  affecting an industry).
The  Fund's  focus on large,  more-established  companies  may mean that its level of risk is lower  than a fund  investing primarily in smaller  companies.  While the Fund's value  investing  historically  has involved less risk than investing in growth  companies,  investing in value stocks  carries the risks that the market will not recognize  the stock's  intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Other Investments:

         Derivatives.  The Fund may invest in various  instruments  that are or may be  considered  derivatives,  including securities  index futures  contracts and related  options These  instruments may be used for several  reasons:  to simulate full  investment in equities  while  retaining  cash for fund  management  purposes,  to facilitate  trading,  or to reduce transaction  costs.  The Fund will not use derivatives for  speculative  purposes or to leverage its assets.  The Fund will limit its use of  securities  index  futures  contracts  and related  options so that,  at all times,  margin  deposits for futures  contracts and premiums on related  options do not exceed 5% of the Fund's assets and the  percentage of the Fund's assets being used to cover its obligations under futures and options does not exceed 50%.

         Additional  information  about these  derivative  instruments and their risks is included in this Prospectus under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Fund may maintain up to 25% of its assets in  short-term  debt  securities  and money market  instruments to meet redemption  requests.  These securities  include  obligations  issued or guaranteed by the U.S.
Government or its agencies or  instrumentalities  or by any of the states,  repurchase  agreements,  commercial  paper, and certain  bank  obligations.  The Fund will not invest in these  securities  as part of a  temporary  defensive  strategy to protect against potential market declines.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND:

Investment  Objective:  The investment  objective of the Fund (formerly,  the ASAF Bankers Trust Managed Index 500 Fund) is to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R)") through stock  selection  resulting in different weightings of common stocks relative to the index.

Principal Investment Policies and Risks:

         The Fund will invest  primarily  in the common  stocks of  companies  included  in the S&P 500.  The S&P 500 is an index of 500  common  stocks,  most of which  trade on the New York Stock  Exchange  Inc.  (the  "NYSE").  The  Sub-advisor believes that the S&P 500 is representative of the performance of publicly traded common stocks in the U.S. in general.

         In seeking to outperform  the S&P 500, the  Sub-advisor  starts with a portfolio of stocks  representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative  criteria that are designed to indicate  whether a particular  stock will  predictably  perform better or worse than the S&P 500.  Based on these  criteria,  the  Sub-advisor determines  whether the Fund  should  over-weight,  under-weight  or hold a neutral  position in the stock  relative to the proportion  of the  S&P  500  that  the  stock  represents.  In  addition,  the  Sub-advisor  may  determine  based  on the quantitative  criteria  that (1)  certain  S&P 500 stocks  should not be held by the Fund in any  amount,  and (2)  certain equity  securities  that are not  included  in the S&P 500 should be held by the Fund.  The Fund will not invest  more than
15% of its total assets in equity securities of companies not included in the S&P 500.

         As a mutual fund investing  primarily in common  stocks,  the Fund is subject to the risk that common stock prices will decline  over short or even  extended  periods.  The U.S.  stock market tends to be cyclical,  with periods when stock prices generally rise and periods when prices generally  decline.  The Sub-advisor  believes that the various  quantitative criteria used to determine  which stocks to over- or  under-weight  will balance each other so that the overall risk of the
Fund is not likely to differ  materially  from the risk of the S&P 500 itself.  While the Fund attempts to  outperform  the
S&P 500, it is not expected that any  outperformance  will be substantial.  The Fund also may underperform the S&P 500 over short or extended periods.

         About the S&P 500. The S&P 500 is a well-known  stock market index that  includes  common  stocks of 500 companies from several  industrial  sectors  representing  a significant  portion of the market value of all common  stocks  publicly traded in the United States.  Stocks in the S&P 500 are weighted  according to their market  capitalization  (the number of shares  outstanding  multiplied by the stock's  current  price).  The composition of the S&P 500 is determined by S&P based on such  factors as market  capitalization,  trading  activity,  and  whether  the stock is  representative  of stocks in a particular  industry  group.  The composition of the S&P 500 may be changed from time to time.  "Standard & Poor's(R)",  "S&P
500(R)",  "Standard & Poor's 500", and "500" are  trademarks of The  McGraw-Hill  Companies,  Inc. and have been licensed for use by the Investment Manager.  The Fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard &
Poor's makes no representation regarding the advisability of investing in the Fund.

Other Investments:

         Derivatives.  The Fund may invest in various  instruments  that are or may be  considered  derivatives,  including securities  index futures  contracts and related options,  warrants and convertible  securities.  These  instruments may be used for several  reasons:  to simulate full investment in the S&P 500 while  retaining cash for fund management  purposes, to  facilitate  trading,  to reduce  transaction  costs or to seek higher  investment  returns  when the futures  contract, option,  warrant or convertible  security is priced more  attractively  than the underlying equity security or the S&P 500.
The Fund will not use  derivatives  for  speculative  purposes  or to leverage  its assets.  The Fund will limit its use of securities  index futures  contracts and related options so that, at all times,  margin deposits for futures  contracts and premiums on related  options do not exceed 5% of the Fund's  assets and the  percentage  of the Fund's assets being used to cover its obligations under futures and options does not exceed 50%.

         Additional  information  about these  derivative  instruments and their risks is included in this Prospectus under
"Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Fund may maintain up to 25% of its assets in  short-term  debt  securities  and money market  instruments  to meet  redemption  requests or to  facilitate  investment in the  securities  of the S&P 500.  These securities include obligations issued or guaranteed by the U.S. Government or its agencies or  instrumentalities  or by any of the states,  repurchase  agreements,  commercial paper, and certain bank obligations.  The Fund will not invest in these securities as part of a temporary defensive strategy to protect against potential market declines.

ASAF ALLIANCE GROWTH AND INCOME FUND:

Investment  Objective:  The  investment  objective of the Fund  (formerly,  the ASAF Lord Abbett Growth and Income Fund) is long-term growth of capital and income while attempting to avoid excessive fluctuations in market value.

Principal Investment Policies and Risks:

         The Fund normally will invest in common stocks (and securities  convertible  into common stocks).  The Sub-advisor will take a  value-oriented  approach,  in that it will try to keep the  Fund's  assets  invested  in  securities  that are selling at  reasonable  valuations in relation to their  fundamental  business  prospects.  In doing so, the Fund may forgo some opportunities for gains when, in the judgement of the Sub-advisor, they are too risky.

         In seeking to achieve its objective,  the Fund invests primarily in the equity  securities of U.S.  companies that the Sub-advisor  believes are  undervalued.  The Sub-advisor  believes that, over time, stock prices (of companies in which the Fund invests)  will come to reflect the  companies'  intrinsic  economic  values.  The  Sub-advisor  uses a disciplined investment  process to evaluate the companies in its extensive  research  universe.  Through this process,  the Sub-advisor seeks to identify the stocks of companies that offer the best combination of value and potential for price appreciation.

         The  Sub-advisor's  analysts prepare their own earnings  estimates and financial models for each company followed.
The  Sub-advisor  employs these models to identify  equity  securities  whose current  market prices do not reflect what it considers to be their  intrinsic  economic  value. In determining a company's  intrinsic  economic  value,  the Sub-advisor takes into  account  may  factors  it  believes  bear on the  ability of the  company to perform in the  future,  including earnings  growth,  prospective  cash flows,  dividend growth and growth in book value. The Sub-advisor then ranks, at least weekly,  each of the companies in its research  universe in the relative order of disparity  between their stock prices and their intrinsic  economic values,  with companies with the greatest  disparities  receiving the highest ranking (i.e. being considered the most undervalued).

         The prices of the common stocks that the Fund invests in will  fluctuate.  Therefore,  the Fund's share price will also  fluctuate,  and may  decline  substantially.  While  there is the risk that an  investment  will never reach what the
Sub-advisor  believes is its full value, or go down in value,  the Fund's risk and share price  fluctuation  (and potential for gain) may be less than many other stock funds because of the Fund's emphasis on large, seasoned company value stocks.

Other Investments:

         The Fund, in addition to investing in common  stocks and  convertible  securities,  may write covered call options listed on domestic  securities  exchanges  with respect to securities in the Fund. It is not intended for the Fund to write covered call options with respect to  securities  with an aggregate  market value of more than 10% of the Fund's net assets at the time an option is written.  The Fund also may purchase and sell forward and futures  contracts  and related  options for hedging  purposes.  The Fund may also invest up to 10% of the Fund's net assets (at the time of  investment) in foreign securities, and invest in straight bonds and other debt securities.

         Temporary  Investments.  The Fund may invest in short-term debt and other high quality fixed-income  securities to create reserve  purchasing  power and also for temporary  defensive  purposes.  While the Fund is in a defensive  position, the opportunity to achieve its investment objective will be limited.

ASAF MFS GROWTH WITH INCOME FUND:

Investment  Objective:  The investment  objective of the Fund is to seek to provide reasonable current income and long-term capital growth and income.

Principal Investment Policies and Risks:

         The Fund invests,  under normal market  conditions,  at least 65% of its total assets in common stocks and related securities,  such as  preferred  stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Fund invests  generally  will pay dividends.  While the Fund may invest in companies of any size, the Fund generally  focuses on companies  with larger  market  capitalizations  that the  Sub-advisor  believes  have  sustainable  growth  prospects  and attractive valuations based on current and expected earnings or cash flow.

         The Sub-advisor  uses a "bottom up," as opposed to "top down,"  investment  style in managing the Fund. This means that securities are selected based upon  fundamental  analysis of individual  companies (such as analysis of the companies'
earnings, cash flows, competitive position and management abilities) by the Sub-advisor.

         The Fund may invest up to 20% of its total assets in foreign equity securities.

         As with any fund investing  primarily in common stocks,  the value of the securities  held by the Fund may decline in value,  either because of changing economic,  political or market conditions or because of the economic condition of the company that issued the  security.  These  declines may be  substantial.  In light of the Fund's focus on  income-producing large-cap  stocks,  the risk and share price  fluctuations  of the Fund (and its  potential for gain) may be less than many other stock funds. The Fund may invest in foreign companies,  including companies located in developing  countries,  and it therefore will be subject to risks  relating to political,  social and economic  conditions  abroad,  risks  resulting from differing regulatory standards in non-U.S. markets, and fluctuations in currency exchange rates.

Other Investments:

         Although the Fund will invest primarily in common stocks and related securities,  the Fund may also invest in debt securities,  including variable and floating rate securities and zero coupon,  deferred interest and pay-in-kind bonds. The
Fund may also purchase warrants and make short sales "against the box."

         Futures and Forward  Contracts.  The Fund may purchase and sell futures contracts on securities  indices,  foreign currencies  and interest rates for hedging and  non-hedging  purposes.  The Fund may also enter into forward  contracts for the purchase or sale of foreign currencies for hedging and non-hedging purposes.

         For more  information on the types of securities  other than common stocks in which the Fund may invest,  see this
Prospectus  under "Certain Risk Factors and Investment  Methods" and the Company's SAI under  "Investment  Programs for the
Funds."

         Temporary  Investments.  The Fund may depart from its principal  investment strategy by temporarily  investing for defensive  purposes when adverse market,  economic or political  conditions exist.  When investing for defensive  purposes, the Fund may hold cash or invest in cash equivalents such as short-term U.S.  government  securities,  commercial paper and bank instruments.  While the Fund is in a defensive position,  the opportunity to achieve its investment  objective will be limited.

ASAF INVESCO EQUITY INCOME FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth and current income while  following sound investment practices.

Principal Investment Policies and Risks:

         The Fund seeks to achieve its objective by investing in its  corresponding  Portfolio,  which in turn will seek to invest in securities  that are expected to produce  relatively high levels of income and  consistent,  stable returns.  The
Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign  issuers.  Up to 30% of the  Portfolio's  assets  may be  invested  in equity  securities  that do not pay  regular dividends.  In addition,  the  Portfolio  normally  will have some  portion of its assets  invested in debt  securities  or convertible bonds. The Portfolio may invest up to 25% of its total assets in foreign  securities,  including  securities of issuers in countries  considered to be  developing.  These foreign  investments  may serve to increase the overall risks of the Portfolio.

         The Portfolio's  investments in common stocks may, of course,  decline in value,  which will result in declines in the  Portfolio's  (and Fund's) share price.  Such declines could be  substantial.  To minimize the risk this presents,  the
Sub-advisor will not invest,  with respect to 75% of the value of its total assets,  more than 5% of the Portfolio's assets in the  securities  of any one  company or more than 25% of the  Portfolio's  assets in any one  industry.  In light of the
Portfolio's  focus on income producing  stocks,  its risk and share price  fluctuation (and potential for gain) may be less than many other stock funds.

         Debt  Securities.  The  Portfolio's  investments in debt  securities will generally be subject to both credit risk and market risk.  Credit risk  relates to the ability of the issuer to meet  interest or principal  payments,  or both,  as they come due.  Market risk relates to the fact that the market values of debt  securities  in which the Portfolio  invests generally  will be affected by changes in the level of interest  rates.  An increase in interest  rates will tend to reduce the market values of debt  securities,  whereas a decline in interest  rates will tend to increase  their values.  Although the  Sub-advisor  will  limit  the  Portfolio's  debt  security  investments  to  securities  it  believes  are not  highly speculative,  both kinds of risk are increased by investing in debt securities  rated below the top four grades by Standard
& Poor's Corporation or Moody's Investors Services, Inc., or equivalent unrated debt securities ("junk bonds").

         In order to minimize its risk in investing in debt  securities,  the Portfolio will invest no more than 15% of its assets in junk bonds,  and in no event will the Portfolio  ever invest in a debt security rated below Caa by Moody's or CCC by Standard & Poor's.  While the  Sub-advisor  will monitor all of the debt  securities  in the  Portfolio for the issuers'
ability to make required  principal and interest  payments and other quality  factors,  the  Sub-advisor  may retain in the
Portfolio  a debt  security  whose  rating is changed to one below the  minimum  rating  required  for  purchase  of such a security.  For a discussion of the special risks involved in lower-rated  bonds,  see this  Prospectus  under "Certain Risk
Factors and Investment Methods."

Temporary Investments:

         In periods of uncertain market and economic  conditions,  the Portfolio may assume a defensive position with up to
100% of its assets  temporarily  invested in high quality  corporate  bonds or notes or government  securities,  or held in cash.  While the  Portfolio  is in a defensive  position,  the  opportunity  for the  Portfolio  and Fund to achieve  their investment objectives may be limited.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth and current income.

Principal Investment Policies and Risks:

         The Sub-advisor intends to maintain  approximately 60% of the Fund's assets in equity securities and the remainder in bonds and other  fixed  income  securities.  Both the Fund's  equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will fluctuate  depending on the  performance  of the companies  that issued them,  general market and  economic  conditions,  and investor  confidence.  The fixed income  investments  will be affected  primarily by rising or falling  interest  rates and the credit  quality of the issuers.  As a Fund that invests both in equity and fixed income  securities,  the  Fund's  risk of loss and  share  price  fluctuation  will tend to be less  than  funds  investing primarily in equity securities and more than funds investing primarily in fixed income securities.

         Equity  Investments.  With the equity  portion  of the Fund,  the  Sub-advisor  utilizes  quantitative  management techniques in a two-step  process that draws  heavily on computer  technology.  In the first step,  the  Sub-advisor  ranks stocks,  primarily the 1,500 largest publicly traded U.S.  companies as measured by market  capitalization.  These rankings are  determined by using a computer model that combines  measures of a stock's value and measures of its growth  potential.
To measure  value,  the  Sub-advisor  uses ratios of stock price to book value and stock price to cash flow,  among others.
To measure  growth,  the  Sub-advisor  uses,  among others,  the rate of growth in a company's  earnings and changes in its earnings estimates.

         In the second step, the Sub-advisor  uses a technique called portfolio  optimization.  In portfolio  optimization, the  Sub-advisor  uses a computer to build a portfolio  of stocks from the ranking  described  earlier  that it thinks will provide the best  balance  between  risk and  expected  return.  The goal is to create an equity  portfolio  that  provides better returns than the S&P 500 Index without taking on significant additional risk.

         Fixed Income  Investments.  The Sub-advisor  intends to maintain  approximately  40% of the Fund's assets in fixed income  securities.  Up to 20% of the  Portfolio's  fixed  income  securities  may be  invested  in  foreign  fixed  income securities.  These  percentages  will fluctuate and may be higher or lower  depending on the mix the  Sub-advisor  believes will be most appropriate for achieving the Fund's objectives.

         The fixed income portion of the Fund is invested in a diversified  portfolio of government  securities,  corporate fixed income securities,  mortgage-backed and asset-backed securities,  and similar securities.  The Sub-advisor's strategy is to  actively  manage the Fund by  investing  the Fund's  fixed  income  assets in sectors it  believes  are  undervalued
(relative to the other sectors) and which represent better relative long-term investment opportunities.

         The Sub-advisor  will adjust the weighted average  portfolio  maturity in response to expected changes in interest rates.  Under normal market  conditions,  the weighted  average maturity of the fixed income portion of the Fund will range from 3 to 10 years.  During periods of rising  interest  rates,  the weighted  average  maturity may be reduced in order to reduce the effect of bond price  declines on the Fund's net asset value.  When  interest  rates are falling and bond prices are rising, the Fund may be moved toward the longer end of its maturity range.

         Debt securities that comprise the Fund's fixed income  portfolio will primarily be investment  grade  obligations.
However,  the Fund may invest up to 10% of its fixed income  assets in high-yield  securities  or "junk bonds."  Regardless of rating levels,  all debt  securities  considered for purchase by the Fund are analyzed by the  Sub-advisor to determine, to the extent reasonably  possible,  that the planned investment is sound, given the investment  objective of the Fund. For an additional  discussion of lower-rated  securities and their risks,  see this Prospectus  under "Certain Risk Factors and
Investment Methods."

         In determining the allocation of assets among U.S. and foreign  capital  markets,  the  Sub-advisor  considers the condition and growth potential of the various economies;  the relative  valuations of the markets;  and social,  political, and economic  factors that may affect the markets.  The Sub-advisor  also considers the impact of foreign exchange rates in selecting securities denominated in foreign currencies.

         Foreign  Securities.  The Fund may invest up to 25% of its total assets in equity and debt  securities  of foreign issuers,  including  foreign  governments and their agencies,  when these  securities meet its standards of selection.  (As noted above,  up to 20% of the fixed income  portion of the Fund  normally  may be invested in foreign  securities.)  These investments  will be made primarily in issuers in developed  markets.  The Fund may make such  investments  either directly in foreign securities,  or by purchasing  depositary receipts for foreign securities.  To protect against adverse movements in exchange  rates between  currencies,  the Fund may, for hedging  purposes  only,  enter into forward  currency  exchange contracts and buy put and call options relating to currency futures contracts.

Other Investments:

         The Fund may make short sales  "against the box." The Fund may also invest in  derivative  securities.  Certain of these  derivative  securities  may be described  as  "index/structured"  securities,  which are  securities  whose value or performance  is linked to other equity  securities (as in the case of depositary  receipts),  currencies,  interest  rates, securities indices or other financial indicators  ("reference  indices").  The Fund may not invest in a derivative security unless the reference  index or the instrument to which it relates is an eligible  investment  for the Fund. For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment  because the Fund may not invest in oil and gas leases or futures.

         For further  information on these  securities and investment  practices,  see this Prospectus  under "Certain Risk
Factors and Investment Methods."

ASAF FEDERATED HIGH YIELD BOND FUND:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income by  investing  primarily in fixed income  securities.  The fixed income  securities in which the Fund intends to invest are lower-rated  corporate debt obligations.

Principal Investment Policies and Risks:

         The Fund will invest at least 65% of its assets in lower-rated  corporate fixed income  securities ("junk bonds").
These fixed income securities may include preferred stocks,  convertible securities,  bonds,  debentures,  notes, equipment lease  certificates  and equipment  trust  certificates.  The  securities  in which the Fund invests  usually will be rated below the three highest rating  categories of a nationally  recognized  rating  organization  (AAA, AA, or A for Standard &
Poor's  Corporation  ("Standard  & Poor's")  and Aaa, Aa or A for  Moody's  Investors  Service,  Inc.  ("Moody's"))  or, if
unrated,  are of  comparable  quality.  There is no lower limit on the rating of  securities  in which the Fund may invest.
The Fund may purchase or hold securities rated in the lowest rating category or securities in default.

         A fund that invests  primarily in lower-rated  fixed income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income  fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.  Lower-rated  securities  will usually offer higher  yields than  higher-rated  securities, but with more risk of loss of principal and interest.  This is because of the reduced  creditworthiness  of the  securities and  the  increased  risk of  default.  Like  equity  securities,  lower-rated  fixed  income  securities  tend to  reflect short-term  corporate and market developments to a greater extent than higher-rated fixed income securities,  which tend to react primarily to fluctuations in market interest rates.

         An economic  downturn may adversely  affect the value of some  lower-rated  bonds.  Such a downturn may especially affect  highly  leveraged  companies or companies  in  industries  sensitive to market  cycles,  where  deterioration  in a company's  cash flow may  impair  its  ability  to meet its  obligations  under the  bonds.  From time to time,  issuers of lower-rated  bonds may seek or may be  required  to  restructure  the  terms and  conditions  of the  securities  they have issued.  As a result  of these  restructurings,  the  value of the  securities  may  fall,  and the Fund may bear  legal or administrative expenses in order to maximize recovery from an issuer.

         The secondary  trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated  bonds.  Adverse  publicity and the  perception of investors  relating to these  securities and their issuers, whether or not warranted,  may also affect the price or liquidity of  lower-rated  bonds.  For an additional  discussion of the risks involved in lower-rated securities, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Methods by which the Sub-advisor attempts to reduce the risks involved in lower-rated securities include:

                  Credit  Research.  The  Sub-advisor  will  perform its own credit  analysis  in addition to using  rating organizations  and other  sources,  and may have  discussions  with the issuer's  management or other  investment  analysts regarding issuers.  The Sub-advisor's  credit analysis will consider the issuer's financial  soundness,  its responsiveness to changing  business and market  conditions,  and its  anticipated  cash flow and earnings.  In evaluating an issuer,  the
Sub-advisor  places special  emphasis on the estimated  current value of the issuer's  assets rather than their  historical cost.

                  Diversification.  The  Sub-advisor  invests in  securities of many  different  issuers,  industries,  and economic sectors to reduce portfolio risk.

                  Economic  Analysis.  The Sub-advisor  will analyze current  developments and trends in the economy and in the financial markets.

Other Investments:

         Under normal circumstances,  the Fund will not invest more than 10% of its total assets in equity securities.  The
Fund may invest up to 10% of its total assets in foreign securities that are not publicly traded in the United States.

         The Fund may own zero coupon bonds or pay-in-kind  securities,  which are fixed income securities that do not make regular  cash  interest  payments.  The  prices of these  securities  are  generally  more  sensitive  to changes in market interest rates than are conventional  bonds.  Additionally,  interest on zero coupon bonds and pay-in-kind  securities must be reported as taxable income to the Fund even though it receives no cash interest until the maturity of such securities.

         The Portfolio may invest in securities  issued by real estate  investment  trusts,  which are companies  that hold real estate or mortgage  investments.  Usually,  real estate investment  trusts are not diversified,  and,  therefore,  are subject to the risks of a single  project or a small number of projects.  They also may be heavily  dependent on cash flows from the  property  they own,  may bear the risk of defaults on  mortgages,  and may be affected by changes in the value of the underlying property.

         Temporary  Investments.  The Fund may also  invest all or a part of its assets  temporarily  in cash or cash items for  defensive  purposes  during  times of unusual  market  conditions  or to  maintain  liquidity.  Cash items may include certificates  of  deposit  and  other  bank  obligations;  commercial  paper  (generally  lower-rated);  short-term  notes;
obligations issued or guaranteed by the U.S. government or its agencies or  instrumentalities;  and repurchase  agreements.
While the Fund is in a defensive position,  the opportunity to achieve its investment  objective of high current income may be limited.

ASAF PIMCO TOTAL RETURN BOND FUND:

Investment  Objective:  The  investment  objective  of the  Fund is to seek  to  maximize  total  return,  consistent  with preservation of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Fund will invest in its corresponding  Portfolio,  at least 65% of the assets of which will be invested in the following types of fixed income securities;

o        securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o        corporate debt securities of U.S. and non-U.S. issuers,  including convertible securities and corporate commercial paper;
o        mortgage and other asset-backed securities;
o        inflation-indexed bonds issued by both governments and corporations;
o        structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
o        delayed funding loans and revolving credit securities;
o        bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        repurchase agreements and reverse repurchase agreements;
o        debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
o        obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
o        obligations of international agencies or supranational entities.

         Portfolio  holdings will be concentrated in areas of the bond market (based on quality,  sector,  interest rate or maturity)  that the  Sub-advisor  believes  to be  relatively  undervalued.  In  selecting  fixed  income  securities,  the
Sub-advisor  uses economic  forecasting,  interest  rate  anticipation,  credit and call risk  analysis,  foreign  currency exchange rate forecasting,  and other securities selection  techniques.  The proportion of the Portfolio's assets committed to investment in securities with  particular  characteristics  (such as maturity,  type and coupon rate) will vary based on the Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial markets,  and other factors.  The management of duration (a measure of a fixed income security's  expected life that incorporates its yield,  coupon interest  payments, final maturity and call features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The Portfolio will invest in fixed-income  securities of varying  maturities.  The average  portfolio  duration of the Portfolio  generally will vary within a three- to six-year time frame based on the Sub-advisor's  forecast for interest rates.  The Portfolio may invest up to 10% of its assets in fixed income  securities that are rated below  investment grade
("junk bonds") but are rated B or higher by Moody's Investors Services,  Inc.  ("Moody's") or Standard & Poor's Corporation
("S&P") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

         Generally,  over the long term, the return obtained by a portfolio  investing primarily in fixed income securities such as the Portfolio is not expected to be as great as that  obtained by a portfolio  investing in equity  securities.  At the same time,  the risk and price  fluctuation  of a fixed income  portfolio is expected to be less than that of an equity portfolio,  so that a fixed income portfolio is generally  considered to be a more conservative  investment.  However,  the
Portfolio  can and  routinely  does  invest  in  certain  complex  fixed  income  securities  (including  various  types of mortgage-backed and asset-backed  securities) and engage in a number of investment practices  (including futures,  options, swaps and dollar  rolls) as described  below,  that many other fixed income funds do not  utilize.  These  investments  and practices  are designed to increase the  Portfolio's  return or hedge its  investments,  but may increase the risk to which the Portfolio is subject.

         Like other fixed income funds,  the Portfolio is subject to market risk.  Bond values  fluctuate  based on changes in interest  rates,  market  conditions,  investor  confidence  and  announcements  of  economic,  political  or  financial information.  Generally,  the value of fixed  income  securities  will change  inversely  with  changes in market  interest rates.  As interest rates rise,  market value tends to decrease.  This risk will be greater for long-term  securities  than for short-term  securities.  Certain  mortgage-backed and asset-backed  securities and derivative  instruments in which the
Portfolio may invest may be particularly  sensitive to changes in interest  rates.  The Portfolio is also subject to credit risk,  which is the possibility  that an issuer of a security (or a counterparty to a derivative  contract) will default or become  unable to meet its  obligation.  Generally,  the lower the  rating of a  security,  the higher its degree of credit risk.

         The following  paragraphs  describe some specific types of fixed-income  investments that the Portfolio may invest in,  and some of the  investment  practices  that the  Portfolio  will  engage  in.  More  information  about some of these investments,  including futures, options and mortgage-backed and asset-backed securities,  is included below under "Certain
Risk Factors and Investment Methods."

         U.S. Government  Securities.  The Portfolio may invest in various types of U.S. Government  securities,  including those that are  supported by the full faith and credit of the United  States;  those that are supported by the right of the issuing  agency to borrow from the U.S.  Treasury;  those that are  supported  by the  discretionary  authority of the U.S.
Government  to  purchase  the  agency's  obligations;  and  still  others  that are  supported  only by the  credit  of the instrumentality.

         Corporate  Debt  Securities.  Corporate debt  securities  include  corporate  bonds,  debentures,  notes and other similar instruments,  including  convertible  securities and preferred stock. Debt securities may be acquired with warrants attached.  The rate of return or return of principal on some debt  obligations  may be linked or indexed to exchange  rates between the U.S. dollar and a foreign currency or currencies.

         While the  Sub-advisor  may regard some  countries  or  companies  as  favorable  investments,  pure fixed  income opportunities  may be  unattractive  or limited due to  insufficient  supply or legal or  technical  restrictions.  In such cases, the Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.

         Variable and Floating Rate  Securities.  Variable and floating rate securities  provide for a periodic  adjustment in the interest rate paid on the  obligations.  The interest rates on these  securities  are tied to other interest  rates, such as  money-market  indices or  Treasury  bill  rates,  and reset  periodically.  While  these  securities  provide  the
Portfolio  with a certain  degree of  protection  against  losses  caused by rising  interest  rates,  they will  cause the
Portfolio's interest income to decline if market interest rates decline.

         Inflation-Indexed   Bonds.   Inflation-indexed  bonds  are  fixed  income  securities  whose  principal  value  is periodically  adjusted  according to the rate of inflation.  The interest rate on these bonds is fixed at issuance,  and is generally  lower than the interest rate on typical bonds.  Over the life of the bond,  however,  this interest will be paid based on a principal  value that has been adjusted for  inflation.  Repayment of the adjusted  principal  upon maturity may be  guaranteed,  but the market value of the bonds is not  guaranteed,  and will  fluctuate.  The  Portfolio  may invest in inflation-indexed  bonds that do not provide a repayment  guarantee.  While these  securities  are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to losses.

         Event-Linked  Bonds.  Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent upon the non-occurrence of a specific  "trigger" event, such as a hurricane,  earthquake or other physical or weather-related  phenomenon.  Some event-linked  bonds are commonly referred to as "catastrophe  bonds." If the trigger event occurs,  the  Portfolio may lose all or a portion of the amount it invested in the bond.  Event-linked  bonds often  provide for an extension of maturity to process and audit loss claims  where a trigger  event has, or possibly  has, occurred.  An  extension  of  maturity  may  increase  volatility.  Event-linked  bonds may also expose the Fund to certain unanticipated  risks  including  credit  risk,  adverse  regulatory  or  jurisdictional  interpretations,  and  adverse tax consequences.  Event-linked bonds may also be subject to liquidity risk.

         Mortgage-Backed and Other Asset-Backed  Securities.  The Portfolio may invest all of its assets in mortgage-backed and other asset-backed  securities,  including  collateralized mortgage obligations.  The value of some mortgage-backed and asset-backed securities in which the Portfolio invests may be particularly sensitive to changes in market interest rates.

         Reverse  Repurchase  Agreements and Dollar Rolls. In addition to entering into reverse  repurchase  agreements (as described  below under "Certain Risk Factors and Investment  Methods"),  the Portfolio may also enter into dollar rolls. In a  dollar  roll,  the  Portfolio  sells  mortgage-backed  or  other  securities  for  delivery  in the  current  month  and simultaneously  contracts to purchase  substantially  similar  securities on a specified future date. The Portfolio forgoes principal and interest paid on the  securities  sold in a dollar roll,  but the Portfolio is  compensated by the difference between the sales price and the lower price for the future  purchase,  as well as by any interest earned on the proceeds of the  securities  sold.  The  Portfolio  also could be  compensated  through the receipt of fee income.  Reverse  repurchase agreements and dollar rolls can be viewed as  collateralized  borrowings and, like any borrowings,  will tend to exaggerate fluctuations  in Portfolio's  (and Fund's) share price and may cause the Portfolio to need to sell portfolio  securities at times when it would otherwise not wish to do so.

         Foreign  Securities.  The  Portfolio  may  invest up to 20% of its  assets in  securities  denominated  in foreign currencies and may invest beyond this limit in U.S.  dollar-denominated  securities of foreign  issuers.  The Portfolio may invest  up to  10%  of  its  assets  in  securities  of  issuers  based  in  developing  countries  (as  determined  by the
Sub-advisor).  The Portfolio may buy and sell foreign  currency  futures  contracts and options on foreign  currencies  and foreign currency futures  contracts,  and enter into forward foreign currency exchange contracts for the purpose of hedging currency  exchange risks arising from the  Portfolio's  investment or anticipated  investment in securities  denominated in foreign currencies.

         Short Sales  "Against the Box." The Portfolio  may sell  securities  short  "against the box." For a discussion of this practice, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments.  The  Portfolio  may  purchase and write call and put options on  securities,  securities indices and on foreign  currencies.  The  Portfolio  may invest in interest  rate futures  contracts,  stock index  futures contracts  and foreign  currency  futures  contracts  and options  thereon that are traded on U.S. or foreign  exchanges or boards of trade.  The Portfolio may also enter into swap  agreements  with respect to foreign  currencies,  interest  rates and  securities  indices.  The Portfolio may use these  techniques to hedge  against  changes in interest  rates,  currency exchange rates or securities prices or as part of its overall investment strategy.

         For a discussion  of futures and options and their risks,  see this  Prospectus  under  "Certain  Risk Factors and
Investment Methods."  The Portfolio's investments in swap agreements are described directly below.

         Swap  Agreements.  The Portfolio may enter into interest rate,  index and currency  exchange rate swap  agreements for the purposes of  attempting to obtain a desired  return at a lower cost than if the Portfolio had invested  directly in an  instrument  that yielded the desired  return.  Swap  agreements  are  two-party  contracts  entered  into  primarily by institutional  investors  for periods  ranging from a few weeks to more than one year.  In a standard  "swap"  transaction, the two parties  agree to  exchange  the returns (or  differentials  in rates of return)  earned or realized on  particular investments or  instruments.  The returns to be exchanged  between the parties are  calculated  with respect to a "notional amount," i.e., a specified  dollar amount that is  hypothetically  invested at a particular  interest rate, in a particular foreign currency,  or in a "basket" of securities  representing a particular index.  Commonly used swap agreements  include interest  rate caps,  under which,  in return for a premium,  one party agrees to make  payments to the other to the extent that interest rates exceed a specified rate or "cap";  interest  floors,  under which,  in return for a premium,  one party agrees to make  payments  to the other to the extent that  interest  rates fall below a  specified  level or  "floor";  and interest  rate  collars,  under  which a party  sells a cap and  purchases  a floor or vice  versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Under most swap  agreements  entered into by the  Portfolio,  the parties'  obligations  are  determined on a "net basis."  Consequently,  the  Portfolio's  obligations  (or rights) under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether the Portfolio's use of swap  agreements  will be successful  will depend on the  sub-advisor's  ability to predict that certain types of investments  are likely to produce  greater  returns than other  investments.  Moreover,  the
Portfolio  may not receive the expected  amount  under a swap  agreement  if the other party to the  agreement  defaults or becomes bankrupt.  The swaps market is relatively new and is largely unregulated.

ASAF JPM MONEY MARKET FUND:

Investment  Objective:  The  investment  objective of the Fund is to seek high current  income and maintain  high levels of liquidity.

Principal Investment Policies and Risks:

         As a money  market fund,  the Fund seeks to maintain a stable net asset value of $1.00 per share.  In other words, the Fund  attempts to operate so that  shareholders  do not lose any of the  principal  amount they invest in the Fund.  Of course,  there can be no assurance that the Fund will achieve its goal of a stable net asset value,  and shares of the Fund are neither  insured nor guaranteed by the U.S.  government or any other entity.  For instance,  the issuer or guarantor of a portfolio  security or the other party to a contract  could  default on its  obligation,  and this could cause the Fund's net asset value to fall below $1. In addition,  the income  earned by the Fund will  fluctuate  based on market  conditions and other factors.

         The Fund invests in its  corresponding  Portfolio.  Under the regulatory  requirements  applicable to money market funds,  the  Portfolio  must  maintain a weighted  average  portfolio  maturity of not more than 90 days and invest in high quality U.S.  dollar-denominated  securities  that have  effective  maturities of not more than 397 days. In addition,  the
Portfolio will limit its investments to those  securities  that, in accordance with guidelines  adopted by the Directors of the Company,  present  minimal  credit  risks.  The  Portfolio  will not purchase any security  (other than a United States
Government security) unless:

o    if rated by only one  nationally  recognized  statistical  rating  organization  (such as Moody's  and  Standard &
     Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;
o    if  rated  by  more  than  one  nationally  recognized  statistical  rating  organization,  at  least  two  rating organizations have rated it with the highest rating assigned to short-term debt securities; or
o    it is not rated, but is determined to be of comparable quality in accordance with procedures noted above.

     These  standards  must be  satisfied  at the time an  investment  is made.  If the  quality  of the  investment  later declines,  the  Portfolio  may  continue  to hold the  investment,  subject  in certain  circumstances  to a finding by the
Trustees that disposing of the investment would not be in the Portfolio's best interest.

         Subject to the above requirements,  the Portfolio will invest in one or more of the types of investments described below.

         United States  Government  Obligations.  The Portfolio may invest in  obligations  of the U.S.  Government and its agencies and  instrumentalities  either directly or through repurchase  agreements.  U.S. Government  obligations  include:
(i) direct  obligations  issued by the United States Treasury such as Treasury bills, notes and bonds; and (ii) instruments issued  or  guaranteed  by  government-sponsored  agencies  acting  under  authority  of  Congress.  Some  U.S.  Government
Obligations  are  supported  by the full faith and credit of the U.S.  Treasury;  others are  supported by the right of the issuer to borrow  from the  Treasury;  others are  supported  by the  discretionary  authority  of the U.S.  Government  to purchase  the agency's  obligations;  still others are  supported  only by the credit of the agency.  There is no assurance that the U.S. Government will provide financial support to one of its agencies if it is not obligated to do so by law.

         Bank  Obligations.  The  Portfolio  may  invest  in  high  quality  United  States  dollar-denominated  negotiable certificates of deposit,  time deposits and bankers'  acceptances of U.S. and foreign banks,  savings and loan associations and savings banks meeting  certain total asset  minimums.  The Portfolio may also invest in  obligations  of  international banking  institutions  designated or supported by national governments to promote economic  reconstruction,  development or trade between  nations (e.g.,  the European  Investment  Bank,  the  Inter-American  Development  Bank, or the World Bank).
These  obligations may be supported by commitments of their member  countries,  and there is no assurance these commitments will be undertaken or met.

         Commercial Paper;  Bonds. The Portfolio may invest in high quality  commercial paper and corporate bonds issued by
United  States  corporations.  The  Portfolio  may also  invest in bonds and  commercial  paper of  foreign  issuers if the obligation is United States dollar-denominated and is not subject to foreign withholding tax.

         Asset-Backed  Securities.  As may be  permitted  by current  laws and  regulations,  the  Portfolio  may invest in asset-backed securities up to 10% of its net assets.

         Synthetic  Instruments.  As may be  permitted by current laws and  regulations  and if expressly  permitted by the
Trustees of the Trust, the Portfolio may invest in certain synthetic  instruments.  Such instruments  generally involve the deposit of asset-backed  securities in a trust  arrangement and the issuance of  certificates  evidencing  interests in the trust.  The  Sub-advisor  will review the structure of synthetic  instruments  to identify  credit and liquidity  risks and will monitor such risks.

         Foreign  Securities.  Foreign  investments  must be  denominated  in U.S.  dollars  and  may be made  directly  in securities of foreign issuers or in the form of American Depositary Receipts and European Depositary Receipts.

         For more  information  on certain of these  investments,  see this  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

                                                    PORTFOLIO TURNOVER

         Each Non-Feeder Fund and Portfolio may sell its portfolio  securities,  regardless of the length of time that they have been held, if the Sub-advisor  and/or the Investment  Manager determines that it would be in the Fund's or Portfolio's best  interest to do so. It may be  appropriate  to buy or sell  portfolio  securities  due to economic,  market,  or other factors that are not within the  Sub-advisor's or Investment  Manager's  control.  Such transactions will increase a Fund's
"portfolio  turnover." A 100%  portfolio  turnover rate would occur if all of the  securities in a portfolio of investments were replaced during a given period.

         Although turnover rates may vary substantially from year to year, it is anticipated that the following  Portfolios and Non-Feeder Funds may regularly have annual rates of turnover exceeding 100%.

         ASAF Founders International Small Capitalization Fund
         ASAF Janus Overseas Growth Fund
         ASMT American Century International Growth Portfolio
         ASAF Janus Small-Cap Growth Fund
         ASAF Scudder Small-Cap Growth Fund
         ASAF Janus Mid-Cap Growth Fund
         ASAF Neuberger Berman Mid-Cap Growth Fund
         ASAF Neuberger Berman Mid-Cap Value Fund
         ASAF INVESCO Technology Fund
         ASAF INVESCO Health Sciences Fund
         ASAF Rydex Managed OTC Fund
         ASAF Marsico Capital Growth Fund
         ASMT Janus Capital Growth Portfolio
         ASAF Alliance/Bernstein 50/50 Growth + Value Fund*
         ASMT PIMCO Total Return Bond Portfolio

         A high rate of portfolio turnover (100% or more) involves  correspondingly  higher brokerage  commission  expenses and other  transaction  costs,  which are borne by a Fund and will reduce its  performance.  High portfolio  turnover rates may also generate larger taxable income and taxable capital gains, which may increase your tax liability.

*Portfolio turnover for the growth portion of the Fund may exceed 100%.

                                                     HOW TO BUY SHARES

MINIMUM INVESTMENTS:

         You can open a Fund account with a minimum  initial  investment of $1,000 in a particular Fund and make additional investments  to the account at any time with as little as $50.  The initial  investment  minimum is reduced to $50 per Fund through  "Automatic  Investment  Plans," which are discussed in this  Prospectus  under  "Special  Investment  Programs and
Privileges."  Lower minimum  initial and  additional  investments  may also be  applicable in certain other  circumstances, including purchases by certain tax deferred retirement  programs.  There is no minimum investment  requirement when you are buying shares by reinvesting dividends and distributions from a Fund.

METHODS OF BUYING SHARES:

         Each Fund offers four different  classes of shares -- Class A shares,  Class B shares,  Class C shares and Class X shares.  The different  classes of shares  represent  investments  in the same  portfolio of securities  but are subject to different sales charges,  expenses and, likely,  different share prices.  When you purchase shares of the Funds, be sure to specify the class of shares of the Fund(s) you wish to  purchase.  If you do not choose,  your  investment  will be made in
Class A shares.  See below for a detailed description of each class.

         You can purchase  shares of the Funds through any selling  dealer,  broker,  bank or other  financial  institution
("dealers"), or directly through the Company.  Methods of purchasing shares include:

         Buying Shares Through Your Dealer.  Your dealer will place your order with the Company on your behalf.

         Buying Shares Through the Company.  Make your check payable to "American  Skandia  Advisor  Funds,  Inc." and mail your  investment,  along with your completed  account  application,  to the address  indicated on the  application.  Please include an  investment  dealer on the  application.  If an  application  is  submitted  without a dealer  listed,  American
Skandia Marketing, Incorporated (the "Distributor") will act as your agent in buying the Shares.

         Buying Shares Through Wire Transfer.  You should instruct your bank to transfer funds by wire to:

                                                      ABA # 011000028
                                             State Street Bank & Trust Company
                                                   Boston, Massachusetts
                                                      DDA # 99052995

                                         FBO: American Skandia Advisor Funds, Inc.
                                               Fund Name and Class of Shares
                                            Shareholder Name and Account Number

             Buying Shares  Through  Bank-Linked  Accounts.  If you have selected this option on your account  application, you may link your Fund account to your designated  bank account  electronically.  Purchase  minimums and sales charges will apply.

PURCHASE ORDERS:

         Purchase orders for the Funds are accepted only on days on which the New York Stock Exchange  ("NYSE") is open for business (a "business  day").  Orders  received by Boston  Financial  Data  Services,  Inc. (the  "Transfer  Agent") on any
business day prior to the close of trading on the NYSE  (normally  4:00 p.m.  Eastern Time) will receive the offering price calculated  at the close of trading  that day.  The offering  price is the net asset value  ("NAV") plus any initial  sales charge that  applies.  Orders  received by the  Transfer  Agent after the close of trading on a business  day, but prior to the close of trading on the next business day, will receive the offering  price  calculated at the close of trading on that next  business  day. For a discussion of how NAV is  determined,  see this  Prospectus  under  "Determination  of Net Asset
Value." If you  purchase  shares  through a dealer,  your dealer is  responsible  for  forwarding  payment  promptly to the
Transfer Agent.

         The Company,  the  Distributor  or the Transfer Agent reserves the right to reject any order for the purchase of a
Fund's  shares.  The Company may cancel any purchase  order for which payment has not been  received by the fifth  business day after  placement of the order.  Additionally,  if the purchase  payment does not clear,  your purchase will be canceled and you could be liable for any losses or fees the Fund or the Transfer  Agent has  incurred.  If the Transfer  Agent deems it  appropriate,  additional  documentation  for any order may be  required,  and the order  will not be  considered  to be received until such additional documentation is received.

PURCHASE OF CLASS A SHARES:

         Class A shares  (other than Class A shares of the ASAF JPM Money Market  Fund) are sold at an offering  price that normally  equals NAV plus an initial  sales  charge  that varies  depending  on the amount of your  investment.  In certain instances  described  below,  however,  purchases are either not subject to an initial sales charge (and the offering price will be at NAV) or will be eligible  for reduced  sales  charges.  The Fund  receives an amount  equal to the NAV to invest for your  account.  A portion  of the sales  charge is  retained  by the  Distributor  and a portion is  allocated  to your dealer.  The  Distributor  may allocate the entire  amount of the initial  sales charge to dealers for all sales  occurring during a particular period.  The current sales charge rates are as follows:

                                    High Yield Bond & Total Return Bond Funds:     All Other Funds (other than Money Market
                                                                                                    Fund):

                                   Front-end Sales        Front-end Sales         Front-end Sales        Front-end Sales
                                   Charge (as % of        Charge (as % of amt.    Charge (as % of        Charge (as % of amt.
                                           --------               -------------           --------               ------------
                                   offering price)        invested)               offering price)        invested)
                                   ---------------        ---------               ---------------        ---------
Amount of Purchase:
------------------
Less than $50,000                      4.25%                  4.44%                   5.75%                  6.10%
$50,000 up to $100,000                 3.75%                  3.90%                   5.00%                  5.26%
$100,000 up to $250,000                3.25%                  3.36%                   4.00%                  4.17%
$250,000 up to $500,000                2.25%                  2.30%                   3.00%                  3.09%
$500,000 up to $1 million              1.50%                  1.52%                   2.25%                  2.30%

             Class A shares of the ASAF JPM Money  Market Fund are sold at their net asset value  without an initial  sales charge.  However,  holders of Class A shares of this Fund may be charged a sales  charge when they  exchange  those  shares for Class A shares of the other Funds.  See "How to Exchange Shares" below.

         Purchases  Subject to a Contingent  Deferred Sales Charge ("CDSC").  There is no initial sales charge on purchases of Class A shares of any one or more of the Funds in the following cases:

o        Purchases aggregating $1 million or more;
o        Purchases by an  employer-sponsored  retirement  plan under  section  403(b) of the Code that features an employer contribution or "match"; or
o        Purchases by an  employer-sponsored  retirement  plan under section  401(a) of the Code  (including a 401(k) plan)
                 with at least 25 eligible  employees  or that uses the  services of a third party  administrator  that has established an electronic link with the Company.

         However,  if such Class A shares are redeemed  within 12 months of the first business day of the calendar month of their  purchase,  a CDSC ("Class A CDSC") will be deducted from the  redemption  proceeds.  The Class A CDSC will not apply to redemptions of shares acquired by the  reinvestment of dividends or capital gains  distributions  or redemptions for the purpose of making  distributions  or loans to section  401(a) or  403(b)(7)  plan  participants,  and will be waived  under certain  circumstances  described  in the  Company's  SAI.  The  Class A CDSC  will be equal to 1.0% of the  lesser  of the shares' NAV at the time of  redemption or the time of purchase.  Therefore,  any increase in the share price is not subject
to  the  CDSC.   The  Class  A  CDSC  is  paid  to  the   Distributor   to   reimburse   expenses   incurred  in  providing
distribution-related  services to the Fund. To determine  whether the Class A CDSC applies to a  redemption,  the Fund will first redeem shares acquired by reinvestment of dividends and capital gains  distributions,  and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

         Reduction  of Initial  Sales  Charges  for Class A Shares.  You may be  eligible  to buy Class A shares at reduced initial sales charge rates in one or more of the following ways:

                  Combined  Purchases.   Initial  sales  charge  reductions  are  available  by  combining  into  a  single transaction  the purchase of Class A shares with the purchase of any other class of shares.  Qualifying  purchases  include those by you,  your  spouse and your  children  under the age of 21 (if all  parties  are  purchasing  shares for their own account),  those by certain tax qualified  plans such as IRAs,  SIMPLE IRAs,  individual type 403(b)(7)  plans,  and single participant Keogh type plans for the benefit of such individuals, and those by a company controlled by such individuals

                  Rights of  Accumulation.  The initial sales charge for your investment in Fund shares may also be reduced by aggregating the amount of such  investment with the current value of all Fund shares  currently owned by you at the time of your current purchase.  The rules described above under "Combined Purchases" may apply.

                  Letter of Intent  ("LOI").  You may reduce the initial  sales charge rate that applies to your  purchases of Class A shares  by  meeting  the  terms of an LOI -- a  non-binding  commitment  to  invest a  certain  amount  within a thirteen-month  period from your initial  purchase.  The total amount of your  intended  purchases of all Classes of shares will determine the sales charge rate for Class A shares  purchased during that period.  This can include  purchases made up to 90 days before the date of the LOI.  Part of the LOI amount  will be held in escrow to cover  additional  sales  charges that may be due if your total  investments  over the LOI period are not sufficient to qualify for the intended sales charge reduction.  The rules described above under "Combined Purchases" may apply.

         Waiver of All Class A Sales  Charges.  No sales  charge is imposed on  purchases  of Class A shares in  connection with various types of  transactions  and for various types of investors.  These sales charge  waivers  include:  (1) shares purchased by the  reinvestment  of loan  repayments  by a participant  in a retirement  plan;  (2) shares  purchased by the reinvestment  of  distributions  received  from a Fund;  (3)  shares  purchased  and paid for with the  proceeds  of shares redeemed in the prior 180 days from a mutual  fund on which an initial  sales  charge or CDSC was paid;  (4)  purchases  by former  participants  in a  qualified  retirement  plan,  where a portion  of the plan was  invested  in the  Company;  (5)
purchases  by  non-qualified  deferred  compensation  plans;  (6)  purchases  under  arrangements  between  the Company and organizations which make  recommendations to or permit group solicitations of its employees,  members or participants;  (7)
purchases by employees and registered  representatives  (and their parents,  spouses and dependent  children) of dealers if the purchase is for the purchaser's own account (or for the benefit of an employee's  parents,  spouse,  parents of spouse, or minor  children);  and (8) purchases by clients of a dealer or other  investment  professional  that has entered into an agreement with the  Distributor  providing for the use of Fund shares in investment  products or services made available to its clients (those clients may be charged separate fees by their dealer for the products or services).

         In order to receive the above  sales  charge  reductions  or waivers,  you must notify the  Transfer  Agent of the reduction  or waiver  request  when you place  your  purchase  order.  The  Transfer  Agent may  require  evidence  of your qualification  for such reductions or waivers.  Additional  information  about the above sales charge reductions or waivers can be obtained from the Transfer Agent by calling 1-800-SKANDIA.

PURCHASE OF CLASS B SHARES:

             Because in most cases it is more  advantageous  for an  investor  to  purchase  Class A shares for  amounts in excess of $500,000,  a request to purchase  Class B shares for $500,000 or more will  normally be  considered as a purchase request for Class A shares or declined.

         Class B shares  are sold at NAV per  share  without  an  initial  sales  charge.  However,  if Class B shares  are redeemed  within 7 years of their  purchase,  a CDSC ("Class B CDSC") will be deducted from the  redemption  proceeds.  The
Class B CDSC will not apply to  redemptions  of  shares  purchased  by the  reinvestment  of  dividends  or  capital  gains distributions  and may be waived under certain  circumstances  described  below.  The charge will be assessed on the lesser of the shares' NAV at the time of  redemption  or the time of purchase.  Therefore,  any increase in the share price is not subject  to the  CDSC.  The  Class  B CDSC  is  paid  to the  Distributor  to  reimburse  expenses  incurred  in  providing distribution-related  services to the Fund in  connection  with the sale of Class B shares.  The  Distributor  has assigned its right to receive any Class B CDSC, as well as any  distribution  and service fees discussed  below under  "Distribution
Plans," to a third party that provides funding for the up-front sales concession payments.

         To determine  whether the Class B CDSC applies to a  redemption,  the Fund will first  redeem  shares  acquired by reinvestment  of dividends  and capital  gains  distributions,  and then will redeem shares in the order in which they were purchased  (such that  shares  held the  longest  are  redeemed  first).  The amount of the Class B CDSC will depend on the number of years since your investment and the amount being redeemed, according to the following schedule:

                  Redemption During:                      Class B CDSC (as % of amount subject to charge):
                  -----------------                       -----------------------------------------------

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       3.0%
                  5th year after purchase                                       2.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       1.0%
                  8th year after purchase                                       None

         For purposes of determining  the CDSC, all purchases are considered to have been made on the first business day of the month in which the purchase was actually made.

         Waiver of Class B CDSC.  The Class B CDSC will be waived in the  following  cases if shares are  redeemed  and the
Transfer Agent is notified:  (1)  redemptions  under a Systematic  Withdrawal  Plan as described in this  Prospectus  under
"Special  Investment  Programs and Privileges";  (2) redemptions to pay premiums for optional  insurance coverage described in this Prospectus under "Special  Investment  Programs and Privileges";  (3) redemptions  following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (4) the portion of a mandated  minimum  distribution  from an IRA,
SIMPLE IRA or an individual  type  403(b)(7) plan equal to the percentage of your plan assets held in Class B shares of the
Company;  (5) the portion of any  substantially  equal periodic  payments (as described in Section 72(t) of the Code) equal to the  percentage  of your plan assets held in Class B shares of the Company;  and (6) the return of excess  contributions from an IRA or SIMPLE IRA.

         Automatic  Conversion  of Class B Shares.  Eight years after you purchase  Class B shares of a Fund,  those shares will  automatically  convert to Class A shares of that Fund. This conversion  feature  relieves Class B shareholders of the higher  asset-based  distribution  charge that  applies to Class B shares under the Class B  Distribution  and Service Plan described below under  "Distribution  Plans." The conversion is based on the relative NAV of the two classes,  and no sales charge is  imposed.  At the time of  conversion,  a portion of the Class B shares  purchased  through the  reinvestment  of dividends or capital gains  ("Dividend  Shares") will also convert to Class A shares.  The portion of Dividend  Shares that will convert is determined by the ratio of your converting  Class B non-Dividend  Shares to your total Class B non-Dividend
Shares.

PURCHASE OF CLASS X SHARES:

         Class X shares are currently only offered to certain "Qualified" purchasers (including,  but not limited to, IRAs,
Roth IRAs,  Education  IRAs,  SEP IRAs,  SIMPLE IRAs and 403(b)(7)  plans).  Any request for  "Non-Qualified"  purchases of
Class X shares up to $500,000  will  normally be  considered  as a purchase  request  for Class B shares or  declined.  Any request for  "Non-Qualified"  purchases of Class X shares above $500,000 will be considered as a purchase request for Class
A shares or  declined.  Because it is more  advantageous  for an investor to purchase  Class A shares for amounts in excess of  $1,000,000,  a request to purchase  Class X shares for  $1,000,000  or more will  normally be  considered as a purchase request for Class A shares or declined.

         Class X shares are sold at NAV per share  without an initial  sales  charge.  In  addition,  investors  purchasing
Class X shares will receive,  as a bonus,  additional  shares having a value equal to 2.50% of the amount invested  ("Bonus
Shares").  The  Distributor  pays for the Bonus Shares as part of its  services to the Funds.  The  Distributor  expects to recover the costs of  purchasing  Bonus  Shares  through  fees  received  under the Class X  Distribution  and Service Plan discussed  below.  Shares purchased by the  reinvestment of dividends or capital gains  distributions  are not eligible for
Bonus Shares.

         Although  Class X shares are sold without an initial sales charge,  if Class X shares are redeemed  within 8 years of their  purchase (7 years in the case of Class X shares  purchased  prior to August 19,  1998),  a CDSC  ("Class X CDSC")
will be deducted from the  redemption  proceeds.  The Class X CDSC will not apply to  redemptions of Bonus Shares or shares purchased by the  reinvestment of dividends or capital gains  distributions  and may be waived under certain  circumstances described  below.  The Class X CDSC will be  assessed on the lesser of the NAV of the shares at the time of  redemption  or the time of  purchase.  Therefore,  any  increase in the share  price is not subject to the CDSC.  The Class X CDSC is paid to the  Distributor to reimburse  expenses  incurred in providing  distribution-related  services to the Fund in connection with the sale of Class X shares.  The  Distributor  has  assigned  its right to  receive  any Class X CDSC,  as well as any distribution  and service fees discussed below under  "Distribution  Plans," to a third party that provides funding for the up-front sales concession payments.

         To determine  whether the Class X CDSC applies to a  redemption,  the Fund first  redeems  shares not subject to a
CDSC (shares  acquired by  reinvestment  of dividends and capital gains  distributions,  Bonus Shares,  and shares held for over 8 years) and then  redeems  other  shares in the order they were  purchased  (such that  shares  held the  longest are redeemed  first).  The amount of the Class X CDSC will depend on the number of years since your  investment  and the amount being redeemed, according to the following schedule:

                  Redemption During:                      Class X CDSC (as % of amount subject to charge):
                  -----------------                       -----------------------------------------------

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       4.0%
                  5th year after purchase                                       3.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       2.0%
                  8th year after purchase                                       1.0%
                  9th or 10th year after purchase                               None

         For purposes of determining  the CDSC, all purchases are considered to have been made on the first business day of the month in which the purchase was actually  made. In the case of Class X shares  purchased  prior to August 19, 1998, the
CDSC  imposed will be 6% during the first year after  purchase,  5% during the second  year,  4% during the third year,  3%
during the fourth year, 2% during the fifth and sixth years, 1% during the seventh year, and none thereafter.

         Waiver of Class X CDSC.  The Class X CDSC will be waived in the  following  cases if shares are  redeemed  and the
Transfer Agent is notified:  (1) redemptions to pay premiums for optional  insurance  coverage described in this Prospectus under "Special  Investment  Programs and  Privileges";  (2)  redemptions  following death or  post-purchase  disability (as defined by Section  72(m)(7) of the Code); (3) the portion of a mandated  minimum  distribution  from an IRA, SIMPLE IRA or an individual  type 403(b)(7)  plan equal to the percentage of your plan assets held in Class X shares of the Company;  (4)
the  portion of any  substantially  equal  periodic  payments  (as  described  in Section  72(t) of the Code)  equal to the percentage of your plan assets held in Class X shares of the Company;  and (5) the return of excess  contributions  from an
IRA or SIMPLE IRA.

         Automatic  Conversion  of Class X Shares.  Ten years after you  purchase  Class X shares of a Fund (eight years in the case of Class X shares purchased prior to August 19, 1998), those shares will  automatically  convert to Class A shares of that Fund. This conversion  feature  relieves Class X shareholders of the higher  asset-based  distribution  charge that applies to Class X shares under the Class X  Distribution  and Service Plan  described  below under  "Distribution  Plans."
The  conversion  is  based  on the  relative  NAV of the two  classes,  and no  sales  charge  is  imposed.  At the time of conversion,  a portion of the Class X shares  purchased  through the  reinvestment of dividends or capital gains ("Dividend
Shares")  will also  convert to Class A shares.  The portion of  Dividend  Shares that will  convert is  determined  by the ratio of your converting Class X non-Dividend Shares to your total Class X non-Dividend Shares.

PURCHASE OF CLASS C SHARES:

         Because it is more advantageous for an investor to purchase Class A shares for amounts in excess of $1,000,000,  a request to purchase  Class C shares for  $1,000,000 or more will  normally be considered as a purchase  request for Class A shares or declined.

         Class C shares are sold at an offering  price equal to their NAV per share plus an initial  sales  charge of 1% of the  offering  price  (1.01% of the  amount  invested).  The Fund  receives  an amount  equal to the NAV to invest for your account.

         If Class C shares  are  redeemed  within  12  months  of the first  business  day of the  calendar  month of their purchase,  a CDSC ("Class C CDSC") of 1.0% will be deducted from the redemption  proceeds.  The Class C CDSC will not apply to redemptions  of shares  purchased by the  reinvestment  of dividends or capital gains  distributions  and will be waived under  certain  circumstances  described  below.  The charge will be assessed on the lesser of the NAV of the shares at the time of  redemption  or the time of purchase.  Therefore,  any increase in the share price is not subject to the CDSC.  The
Class C CDSC is paid to the  Distributor to reimburse its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class C shares.

         To determine  whether the Class C CDSC applies to a  redemption,  the Fund will first  redeem  shares  acquired by reinvestment  of dividends  and capital  gains  distributions,  and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

         Waiver of Class C Initial Sales Charge.  No initial sales charge is imposed on purchases of Class C shares in connection with the following types of transactions: (1) purchases by participants in an asset allocation program sponsored by ASISI or its affiliates; (2) purchases by SIMPLE IRAs; and (3) purchases by employer-sponsored retirement plans that are not eligible to purchase Class A shares of the Funds without an initial sale charge.

         Waiver of Class C CDSC.  The Class C CDSC will be waived in the  following  cases if shares are  redeemed  and the
Transfer Agent is notified:  (1)  redemptions  under a Systematic  Withdrawal  Plan as described in this  Prospectus  under
"Special  Investment  Programs and Privileges";  (2) redemptions to pay premiums for optional  insurance coverage described in this Prospectus under "Special Investment  Programs and Privileges";  (3) redemptions of shares purchased under an asset allocation program sponsored by ASISI or its affiliates;  (4) redemptions  following death or post-purchase  disability (as defined by Section  72(m)(7) of the Code);  (5)  distributions  or loans to participants of qualified  retirement plans and other employee benefit plans; (6) the portion of a mandated minimum  distribution  from an IRA, SIMPLE IRA or an individual type 403(b)(7)  plan equal to the percentage of your plan assets held in Class C shares of the Company;  (7) the portion of any  substantially  equal  periodic  payments (as described in Section  72(t) of the Code) equal to the  percentage of your plan assets held in Class C shares of the Company;  and (8) the return of excess  contributions  from an IRA, SIMPLE IRA or
401(k) plan

DISTRIBUTION PLANS:

         The Company has adopted a  Distribution  and Service  Plan  (commonly  known as a "12b-1  Plan") for each Class of shares to  compensate  the  Distributor  for its  services  and costs in  distributing  shares  and  servicing  shareholder accounts.  Under the  Distribution and Service Plan for Class A shares,  the Fund pays the Distributor  0.50% of the Fund's average daily net assets  attributable  to Class A shares.  Under the Plans for Class B, X and C shares,  the Fund pays the
Distributor  1.00% of the Fund's  average  daily net assets  attributable  to the relevant  Class of shares.  Because these fees are paid out of a Fund's assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

         The Distributor uses  distribution and service fees received under each Plan to compensate  qualified  dealers for services  provided in connection  with the sale of shares and the  maintenance of shareholder  accounts.  In addition,  the
Distributor  uses  distribution  and service fees received  under the Class X Plans as  reimbursement  for its purchases of
Bonus Shares.

         In addition,  the Company has adopted a Supplemental  Distribution Plan under Rule 12b-1 and the Trust has adopted a Distribution Plan under Rule 12b-1 (together,  the "Supplemental  Plans").  The Supplemental Plans permit the Distributor to receive  brokerage  commissions in connection  with purchases and sales of securities  held by the Funds and Portfolios, and to use these  commissions  to promote the sale of shares of the Company.  Under the  Supplemental  Plans,  transactions for the  purchase  and sale of  securities  for a Fund or  Portfolio  may be  directed  to certain  brokers  for  execution
("clearing  brokers")  who have  agreed to pay part of the  brokerage  commissions  received on these  transactions  to the
Distributor  for  "introducing"  transactions  to the clearing  broker.  In turn,  the  Distributor  will use the brokerage commissions received as an introducing broker to pay various distribution-related  expenses, such as advertising,  printing of sales  materials,  and  payments to selling  dealers.  No Fund or Portfolio  will pay any new fees or charges  resulting from the Supplemental  Plans,  nor is it expected that the brokerage  commissions paid by a Fund or Portfolio will increase as the result of implementation of the Supplemental Plans.

                                        SPECIAL INVESTMENT PROGRAMS AND PRIVILEGES

         Automatic  Investment  Plans ("AIP").  You may make regular monthly  investments  through an automatic  withdrawal from your bank account ($50 minimum per Fund).  Sales charges will apply.

         Automatic  Dividend  Reinvestment.  Dividend and capital gains  distributions  can  automatically be reinvested in additional shares at no sales charge.

         Automatic  Dividend   Diversification  ("ADD").  You  may  automatically  reinvest  dividends  and  capital  gains distributions  paid by one Fund into  shares of the same class of another  Fund,  provided  that you have  already met that
Fund's minimum initial purchase requirement.  No initial sales charge or CDSC will apply to the purchased shares.

         Dollar Cost Averaging  ("DCA").  You can set up monthly or quarterly  exchanges in amounts of $50 or more from one
Fund to the same class of shares of another Fund.  You may set up more than one of these programs simultaneously.

         Systematic  Withdrawal Plan ("SWP").  You may set up monthly,  quarterly,  semi-annual or annual  redemptions from any account  with a value of $5,000 or more.  You may direct a Fund to make  regular  payments in fixed  dollar  amounts of
$50 or more, in an amount equal to the value of a fixed number of shares (5 shares or more) at the time of  withdrawal,  or in an amount equal to a fixed  percentage  of your account value at the time of  withdrawal.  Any  applicable  CDSC will be waived for shares redeemed under a SWP (other than Class X shares held by  shareholders  who first purchased Class X shares after August 18, 1998) where:  (i) in the case of SWPs based on a fixed dollar amount or number of shares,  SWP redemptions are  limited to no more than 10%  annually  of your  account  value or number of shares,  respectively,  as of the date the
Transfer Agent receives your SWP request;  or (ii) in the case of SWPs based on a fixed percentage,  each SWP redemption is limited to an amount that would not exceed 10% on an annualized basis of your account value at the time of withdrawal.

         Exchange  Privilege.  You may exchange  your shares of a Fund for shares of the same class of any other Fund.  For complete policies governing exchanges, see this Prospectus under "How to Exchange Shares."

         Reinvestment  Privilege.  If you  redeem  Class A, B or X shares on which you paid an  initial  sales  charge or a
CDSC,  you have up to 180 days to reinvest all or part of the  redemption  proceeds in Class A shares of the Funds  without paying  another  sales  charge.  If you redeem Class C shares on which you paid an initial  sales charge you have up to 180 days to reinvest all or part of the  redemption  proceeds in Class C shares of the Funds  without  paying  another  initial sales charge.  You must ask the Transfer Agent for this privilege when you send your payment.

         Retirement  Plans.  Certain  classes of Fund shares are  available  as an  investment  option for your  retirement plans.  A number of  different  retirement  plans can be used by  individuals  and  employers  including  IRAs,  Roth IRAs,
Education IRAs, SEP IRAs,  SIMPLE IRAs, 401 plans and 403(b)(7) plans.  Please call  1-800-SKANDIA  for the applicable plan documents, which contain important information and applications.

         The above programs and privileges may be selected at the time of your initial investment or at a later date.

         Optional  Benefits.  American  Skandia  Life  Assurance  Corporation  ("ASLAC") -- an  "affiliated  person" of the
Company  under the 1940 Act -- intends to make  certain  life  insurance  coverage  available  to certain  persons on whose behalf shares are  purchased.  The benefits of this  coverage,  which are payable at death,  will be related to the amounts paid to  purchase  shares  and to the value of the  shares  held.  Therefore,  coverage  will  terminate  if all shares are redeemed.

         Purchasers of the life  insurance  coverage are required to authorize  periodic  redemptions of Fund shares to pay the premiums for such coverage.  These  redemptions  will not be subject to contingent  deferred  sales  charges,  but will have the same tax consequences as any other Fund redemptions.

         The life  insurance  coverage will be available to eligible  persons who enroll for the coverage  within a limited time period after  shares of the Company are first held for the person's  benefit.  In  addition,  coverage  cannot be made available  unless ASLAC knows for whose benefit shares are purchased.  For instance,  coverage cannot be made available for shares  registered in the name of your broker unless the broker  provides ASLAC with  information  regarding the beneficial owners of such shares.  Other  restrictions on the coverage will apply,  such as the age of the persons upon whose life the coverage  is issued.  This  insurance  coverage  may not be  available  in all  states  and may be  subject  to  additional restrictions  or  limitations  on coverage.  Purchasers of shares should also make  themselves  familiar with the impact on the life  coverage of  purchasing  additional  shares,  reinvestment  of  dividends  and capital  gains  distributions  and redemptions.

         Please call 1-800-SKANDIA for more information and application forms for any of the above programs and privileges.

                                                   HOW TO REDEEM SHARES

         You can  arrange  to take money out of your Fund  account on any  business  day by  redeeming  some or all of your shares.  Your shares  will be sold at the next NAV  calculated  after your order is  received  in good  order.  The Company offers you a number of ways to sell your shares,  including in writing,  by telephone,  by Automated Clearing House ("ACH")
bank transfer or by wire  transfer.  You can also set up a Systematic  Withdrawal  Plan to redeem shares on a regular basis
(as described in this Prospectus under "Special Investment Programs and Privileges").

         If you hold  Fund  shares  through a  retirement  account,  call the  Transfer  Agent in  advance  for  additional information  and any  necessary  forms.  There are special  income tax  withholding  requirements  for  distributions  from retirement  plans and you must submit a withholding  form with your request.  If your  retirement  plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee.

Redeeming Shares by Mail:

         If you want to  redeem  your  shares  by mail,  write a  "letter  of  instruction"  that  includes  the  following information:

         o    Your name
         o    Fund's name
         o    Your Fund account number (from your account statement)
         o    Dollar amount or number of shares to be redeemed
         o    Any special payment instructions
         o    Signatures of all registered owners exactly as the account is registered
         o    Any special  requirements or documents requested by the Transfer Agent to assure proper  authorization of the person requesting the redemption

         Send Requests by Regular Mail to:                             Send Requests by Courier or Express Mail to:

         American Skandia Advisor Funds, Inc.                          American Skandia Advisor Funds, Inc.
         P.O. Box 8012                                                 66 Brooks Drive
         Boston, Massachusetts 02266-8012                              Braintree, Massachusetts 02184

Redeeming Shares by Telephone:

         You may also redeem shares by telephone by calling  1-800-SKANDIA.  To receive the redemption  price calculated on the  business day that you call,  your call must be received by the  Transfer  Agent before the close of the NYSE that day, which is  normally  4:00  P.M.  Eastern  Time.  Shares  held in  tax-qualified  retirement  plans  may not be  redeemed  by telephone.  You may have a check sent to the address on the  account  statement,  or, if you have linked your Fund  account to your bank account, you may have the proceeds transferred to that bank account.

         Telephone  Redemptions  Paid By Check.  You may make one  redemption  request by telephone in any 7-day period for any  amount up to  $50,000.  The check  must be  payable  to all  owners  of record of the  shares  and must be sent to the address on the account.  This service is not available within 30 days after changing the address on an account.

         Telephone   Redemptions  Through  Bank-Linked  Accounts.  If  you  have  selected  this  option  on  your  account application,  you may link your Fund account to your  designated  bank account  electronically.  You can redeem Fund shares in amounts as little as $50 or as much as $50,000  using the ACH network to have funds  transferred  to your bank  account.
Normally, the transfer to your bank is initiated on the business day after the redemption.

Redeeming Shares Through Your Broker:

         The Distributor has made  arrangements to redeem Fund shares upon orders from brokers on behalf of their customers at the offering price next determined after receipt of the order.  Brokers may charge for this service.

CHECKWRITING:

         After completing the appropriate  authorization  form, holders of Class A and Class C shares of the ASAF JPM Money
Market Fund may redeem  those  shares by check.  You must own shares of the Fund with a total  value of at least  $5,000 in order to establish this checkwriting  option for your account,  and checks must be written for at least $500.  Shareholders with joint  accounts  may  authorize  each owner to write  checks.  The person to whom a check is made  payable may cash or deposit it in the same way as an ordinary bank check.

         Of  course,  checks  cannot be paid if they are  written  for more than the  account  value of your ASAF JPM Money
Market Fund shares.  To avoid dishonor of checks due to  fluctuations  in account value,  shareholders  are advised against redeeming  all or most of their  account by check.  You may not write a check that would  require the Fund to redeem shares that were purchased by check within the prior 15 days.  There is presently no charge for checkwriting  privileges,  but the
Fund or the  Transfer  Agent  may  impose  such  charges  in the  future or may  modify or  terminate  the  privilege.  Any applicable CDSC will be deducted when a check is paid.

ADDITIONAL INFORMATION:

         To protect  you and the Funds from fraud,  redemption  requests  must be in writing  and must  include a signature guarantee  in the  following  situations  (the  Company or the  Transfer  Agent may require a signature  guarantee in other situations at their discretion):

         o    You wish to redeem more than $50,000 worth of shares and receive a check
         o    A redemption check is not payable to all shareholders listed on the account statement
         o    A redemption check is not sent to the address of record on your statement
         o    Shares are being transferred to a Fund account with a different owner or name
         o    Shares are redeemed by someone other than the owners (such as an Executor)

         The Transfer Agent may delay  forwarding a check or processing a payment via  bank-linked  account for the sale of recently  purchased  shares,  but only until the  purchase  payment has  cleared.  Such delay may be as long as 15 calendar days from the date the shares were  purchased,  and may be avoided if you purchase  shares by certified  check.  You may be charged a fee of up to $10 for wire  transfers of redemption  proceeds,  which will be deducted from such  proceeds.  There is no fee for ACH wire transfers.

         If you have any questions  about any of the above  procedures,  and  especially  if you are redeeming  shares in a special  situation,  such as due to the  death of the  owner or from a  retirement  plan,  please  call  1-800-SKANDIA  for assistance.

                                                  HOW TO EXCHANGE SHARES

         Except as described  below,  shares of a Fund may be exchanged  for shares of the same class of other Funds at NAV per share at the time of  exchange.  Exchanges  of  shares  involve a  redemption  of the  shares of the Fund you own and a purchase of shares of another  Fund.  Shares are  normally  redeemed  and  purchased  in the  exchange  transaction  on the business day on which the Transfer  Agent  receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day. You should  consider the differences in investment  objectives and expenses  between the
Funds  before  making an  exchange.  Exchanges  may be taxable  transactions  and may be subject to special tax rules about which you should consult your tax adviser.

         You may exchange  your Fund shares (other than Class A shares of the ASAF JPM Money Market Fund) for shares of any other Fund without a sales  charge.  If you exchange such shares for shares of another Fund,  any  applicable  CDSC and the date for  automatic  conversion  of Class B and Class X shares to Class A shares  will be  calculated  based on the date on which you acquired the original  shares.  Investors  will not receive  Bonus Shares on Class X shares  obtained  through an exchange.

         Exchanges of Class A shares of the ASAF JPM Money  Market Fund on which an initial  sales charge has not been paid for Class A shares of any other Fund are  subject  to the  initial  sales  charge  applicable  to the other  Fund.  Class A shares of the Money Market Fund acquired by exchange of Class A shares of another Fund are exchanged at NAV.

         Exchanges  may be requested in writing,  by telephone  or by other means  acceptable  to the Company.  For written exchange  requests you should submit a letter of  instruction,  signed by all owners of the account,  to the Transfer Agent at P.O. Box 8012, Boston, Massachusetts 02266-8012.  To initiate a telephone exchange, you should call 1-800-SKANDIA.

         All exchanges are subject to the following restrictions:

o        You may exchange only between  Funds that are  registered  in the same name,  address and taxpayer  identification number.

         o    You may only exchange for shares of the same class of another Fund.

         o    You must meet the minimum purchase requirements for the Fund you purchase by exchange.

        The Company may refuse or delay exchanges by any person or group if, in the Investment  Manager's judgment, a Fund would be unable to invest the money effectively in accordance with its investment  objective and policies,  or a Fund would otherwise  potentially  be adversely  affected.  Your  exchanges  may also be  restricted  or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets. In particular,  the amount, frequency and pattern of exchanges that a shareholder  engages in may be determined to be excessive  trading or "market  timing" that is  detrimental  to the Company and other  shareholders.  If this occurs,  the Company may  terminate the  availability  of exchanges  to that  shareholder  and may bar that  shareholder  from  purchasing  other  Funds.  Although  the Company will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

         Each Fund reserves the right to terminate or modify the exchange privilege in the future.

                                             DETERMINATION OF NET ASSET VALUE

         The net asset value ("NAV") per share is determined  for each class of shares for each Fund as of the close of the
NYSE  (normally  4:00 p.m.  Eastern Time) on each business day (as  previously  defined under "How to Buy Shares:  Purchase
Orders") by dividing the value of the Fund's total assets  attributable to a class, less any liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each  Non-Feeder  Fund and Portfolio  (except the ASMT
JPM Money Market Portfolio) are valued on the basis of market quotations.  However,  in certain  circumstances where market quotations  are not readily  available or where  market  quotations  for a particular  security or asset are believed to be incorrect,  securities  and other assets are valued by methods that are believed to  accurately  reflect  their fair value.
The  assets  of the ASMT JPM Money  Market  Portfolio  are  valued by the  amortized  cost  method,  which is  intended  to approximate  market  value.  Because  NAV is  calculated  and  purchases  may be made only on  business  days,  and because securities traded on foreign  exchanges may trade on other days, the value of a Fund or Portfolio's  investments may change on days when you will not be able to purchase or redeem shares.

                                          SHAREHOLDER ACCOUNT RULES AND POLICIES

         o    The offering of any class of Fund shares may be suspended  when the  determination  of NAV is suspended,  and may be suspended or  terminated  by the  Directors of the Company at any time they believe it is in a Fund's best  interest to do so.

         o    Telephone  transaction  privileges  or  privileges  using  electronic  means for  purchases,  redemptions  or exchanges  may be  modified,  suspended or  terminated  by a Fund at any time.  If an account has more than one owner,  the
Fund and the Transfer Agent may rely on the  instructions of any one of the owners or the dealer  representative  of record for the account  unless an owner  instructs  the Transfer  Agent  otherwise.  The Transfer  Agent will record any telephone calls to verify data  concerning  transactions  and has adopted other  procedures  to confirm that  telephone or electronic instructions are genuine.  If the Company does not use reasonable  procedures,  the Company or its agents may be liable for losses  due to  unauthorized  transactions,  but  otherwise  the  Company  or its  agents  will not be liable for losses or expenses arising out of telephone  instructions or instructions  received by electronic means that they reasonably  believe to be genuine.  If you are unable to reach the Transfer  Agent during periods of unusual  market  activity,  you may not be able to complete a telephone transaction and should consider placing your order by mail.

         o    Purchase,  redemption or exchange requests will not be honored until the Transfer Agent receives all required documents in proper form.

         o    In certain  instances,  purchase,  redemption  and exchange  requests  received by the Transfer  Agent from a dealer or other  intermediary  after the close of trading on a business day or on the next business day will be effected at the offering price  calculated as of the close of trading on the first business day if the dealer or intermediary  received the order prior to the close of trading on the first  business day and has been  authorized by the Company to transmit such requests at the later time.

         o    There are no share certificates for the Company's shares.

         o    Dealers that can perform  account  transactions  for their clients through the National  Securities  Clearing
Corporation are  responsible for obtaining their clients'  permission to do so and are responsible to their clients if they perform any transaction erroneously or improperly.

         o    All  purchases  must be made in U.S.  dollars and checks must be drawn on U.S.  banks.  You may not  purchase shares with a third-party check.

         o    Payment for redeemed  shares is ordinarily  forwarded  within 7 calendar days after the business day on which the Transfer  Agent receives the redemption  request in proper form.  Payment will be forwarded  within 3 business days for accounts  registered  in the name of a dealer.  Redemptions  may be suspended or payment dates  postponed  when the NYSE is closed  (other than  weekends or  holidays),  when trading is  restricted  or as permitted by the  Securities  and Exchange
Commission.

         o    A Fund may redeem small  accounts  without a  shareholder  request if the account value has fallen below $500
(for reasons  other than a drop in market  value of shares) and at least 30 days notice has been given to the  shareholder.
No CDSC will be charged on such redemptions.

         o    Under  unusual  circumstances  shares of a Fund may be redeemed  "in kind,"  which means that the  redemption proceeds will be paid with securities from the Fund's portfolio of securities.

         o    "Backup  withholding" of Federal income tax may be applied at the rate of 31% from  dividends,  distributions and  redemption  proceeds  (including  exchanges)  if  you  fail  to  furnish  the  Fund  a  Social  Security  or  Employer
Identification  Number when you sign your  application,  or if you violate  Internal  Revenue  Service  regulations  on the reporting of income.

                                                 SPECIAL INFORMATION ON THE
                                              "MASTER/FEEDER" FUND STRUCTURE

         An investor in the Feeder Funds should be aware that these Funds,  unlike mutual funds that  directly  acquire and manage  their own  portfolios  of  securities,  seek to achieve  their  investment  objectives  by  investing  all of their investable  assets in a corresponding  Portfolio of the Trust (although each Feeder Fund may temporarily hold small amounts of cash).  The  Portfolios  of the Trust,  which have the same  investment  objective,  policies and  limitations  as their corresponding  Feeder Funds,  in turn invest their assets  directly in a portfolio of  securities.  Therefore,  each of the
Feeder Funds acquires an indirect interest in the securities owned by its corresponding Portfolio.

         Members of the  general  public may not  purchase a direct  interest  in a  Portfolio  of the Trust.  However,  in addition to selling an interest to its  corresponding  Feeder Fund,  each Portfolio may sell interests to other  affiliated and non-affiliated  investment companies and/or institutional  investors.  Such investors will invest in a Portfolio on the same  terms  and  conditions  as the  corresponding  Feeder  Fund  and will pay a  proportionate  share of the  Portfolio's expenses.  Other investors in a Portfolio,  however,  are not required to sell their shares to the public at the same price as the corresponding  Feeder Fund, and may have different sales commissions and operating  expenses.  These differences may result in differences in returns among the investment  companies that invest exclusively in the Portfolios.  Currently,  of the  investment  companies that invest in the  Portfolios,  only shares of the Feeder Funds may be purchased by the general public in the United States.

         The Directors of the Company believe that the "master/feeder"  fund structure offers opportunities for substantial growth in the  assets of the  Portfolios  that may  enable the  Portfolios  to reduce  their  operating  expenses,  thereby producing  higher  returns  and  benefiting  the  shareholders  of the Feeder  Funds.  A Feeder  Fund's  investment  in its corresponding  Portfolio  may,  however,  be adversely  affected by the actions of other  investors in the  Portfolio.  For example,  if a large  investor  withdraws  from a Portfolio,  the remaining  investors  may bear higher pro rata  operating expenses.  However, this possibility also exists for traditionally structured funds with large investors.

         Each of the Feeder Funds may withdraw  (completely  redeem) all of its assets from its corresponding  Portfolio at any time if the  Directors  of the Company  determine  that it is in the best  interest of the Fund to do so. A Feeder Fund might  withdraw,  for  example,  if other  investors  in the  Fund's  corresponding  Portfolio  voted  to, by a vote of all investors  in the  Portfolio  (including  the Fund),  change the  investment  objective,  policies  or  limitations  of the
Portfolio in a manner not  acceptable  to the Directors of the Company.  The  withdrawal of all a Feeder Fund's assets from a  corresponding  Portfolio  may affect the  investment  performance  of the Feeder Fund.  If the  Directors of the Company
determine  that a Feeder Fund should  withdraw all of its assets from its  corresponding  Portfolio,  the  Directors  would consider what action should be taken,  including  investing all of the Fund's assets in another pooled investment entity or retaining an investment adviser to manage the Fund's assets directly.

         Investor  Meetings and Voting.  Each Portfolio  normally will not hold meetings of investors except as required by the 1940 Act.  Each  investor in a Portfolio  (including  a Feeder  Fund) will be  entitled  to vote in  proportion  to its interest in the  Portfolio.  When a Feeder Fund is requested to vote on matters  pertaining  to a Portfolio,  the Fund will hold a  meeting  of  its  shareholders  and  will  vote  its  interest  in  the  Portfolio  for  or  against  such  matters proportionately to the instructions to vote for or against such matters received from Fund shareholders.

                                                  MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER:

         American  Skandia  Investment  Services,  Incorporated  ("ASISI," as previously  defined),  One  Corporate  Drive,
Shelton,  Connecticut  06484,  acts as  investment  manager to each of the  Non-Feeder  Funds and  Portfolios  pursuant  to separate  investment  management  agreements with the Company and the Trust,  respectively  (the "Management  Agreements").
Because  each of the Feeder Funds  invests all of its  investable  assets in a  corresponding  Portfolio of the Trust,  the
Feeder Funds do not require an  investment  manager.  In addition to serving as  investment  manager to the Company and the
Trust,  ASISI has served since 1992 as the  investment  manager to American  Skandia  Trust,  an  investment  company whose shares are made  available to life  insurance  companies  writing  variable  annuity  contracts and variable life insurance policies.

         The Management  Agreements  provide that ASISI will furnish each  Non-Feeder  Fund and Portfolio  with  investment advice and investment  management and  administrative  services  subject to the supervision of the Directors of the Company or the Trustees of the Trust,  and in conformity  with the stated  investment  objectives,  policies and limitations of the applicable Fund or Portfolio.  The Investment  Manager is responsible for monitoring the activities of the  Sub-advisors it engages to manage the Non-Feeder  Funds and Portfolios and reporting on such  activities to the Directors of the Company or the  Trustees  of the  Trust.  The  Investment  Manager  must  also  provide,  or  obtain  and  supervise,  the  executive, administrative,  accounting,  custody,  transfer agent and shareholder  servicing services that are deemed advisable by the
Directors or the Trustees.

The Company,  the Trust, and American Skandia Investment Services,  Incorporated  ("ASISI") have obtained an exemption from the  Securities  and Exchange  Commission  that permits ASISI to change  sub-advisors  for a Fund or Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder  approval of the changes.  Any such Sub-advisor  change would  continue to be subject to approval by the Board of  Directors  of the Company or the Board of Trustees of the Trust,
as appropriate.  This exemption  (which is similar to exemptions  granted to other  investment  companies that are operated in a similar  manner as the Company and the Trust) is intended to facilitate  the efficient  supervision  and management of the Sub-advisors by ASISI and the Directors of the Company and the Trustees of the Trust.

THE SUB-ADVISORS:

         ASISI  currently  engages  the  following  Sub-advisors  to manage the  investments  of each  Non-Feeder  Fund and
Portfolio in accordance  with the Fund or Portfolio's  investment  objective,  policies and  limitations and any investment guidelines  established  by the Investment  Manager.  Each  Sub-advisor  is  responsible,  subject to the  supervision  and control  of the  Investment  Manager,  for the  purchase,  retention  and sale of  securities  in the  Fund or  Portfolio's investment portfolio under its management.

         Unless otherwise noted,  each portfolio manager listed below has managed his or her respective Fund or Portfolio's investment portfolio since its inception.

         Founders  Asset  Management  LLC  ("Founders")  serves as Sub-advisor  for the ASAF Founders  International  Small
Capitalization Fund. Founders,  located at Founders Financial Center, 2930 East Third Avenue,  Denver,  Colorado 80206, and
its  predecessor  companies have acted as investment  advisors  since 1938 and serves as investment  advisor to a number of other investment  companies and private accounts.  Founders managed assets aggregating  approximately  $[insert] billion as of December 31, 2000.

         Tracy P.  Stouffer,  a Vice  President  of  Investments  of Founders and  Chartered  Financial  Analyst,  has been responsible for the day-to-day  management of the ASAF Founders  International  Small  Capitalization Fund since July 1999.
Before joining Founders,  Ms. Stouffer was a vice president and portfolio  manager with Federated Global  Incorporated from
1995 until July 1999.

         A I M Capital  Management,  Inc.  ("AIM"),  11 Greenway Plaza,  Suite 100, Houston,  Texas  77046-1173,  serves as
Sub-advisor for the ASAF AIM  International  Equity Fund. AIM has acted as an investment  advisor since 1986 and,  together with its parent,  A I M Advisors,  Inc.,  advises or manages over 125 investment  portfolios  encompassing a broad range of investment objectives.  As of December 31, 2000, AIM managed approximately $[insert] billion in assets.

         AIM uses a team approach to investment  management.  The members of the team responsible for the management of the
ASAF AIM  International  Equity Fund are A. Dale Griffin,  III, Clas G. Olsson,  Barrett K. Sides and Jason Holzer.  Except
for Mr. Holzer,  all members of the team are officers of AIM. Mr. Griffin,  Senior Portfolio  Manager,  has been associated with AIM and/or its  affiliates  since  1989.  Mr.  Olsson,  Portfolio  Manager,  has been  associated  with AIM and/or its affiliates  since 1994. Mr. Sides,  Senior  Portfolio  Manager,  has been associated  with AIM and/or its affiliates  since
1990. Mr. Holzer,  Senior  Portfolio  Manager,  has been associated with AIM and/or its affiliates since 1996. From 1994 to
1996, he was an associate with JMB Realty.

         Janus Capital Corporation  ("Janus") serves as Sub-advisor for the ASAF Janus Overseas Growth Fund, the ASAF Janus
Small-Cap Growth Fund, the ASAF Janus Mid-Cap Growth Fund and the ASMT Janus Capital Growth  Portfolio.  Janus,  located at
100 Fillmore Street, Denver,  Colorado 80206-4923,  serves as the investment advisor to the Janus Funds, as well as advisor or  sub-advisor  to several  other mutual funds and  individual,  corporate,  charitable  and  retirement  accounts.  As of
December 31, 2000, Janus managed assets worth approximately $[insert] billion.

         The portfolio  managers  responsible  for management of the ASAF Janus Overseas Growth Fund are Helen Young Hayes,
CFA and Laurance  Chang,  CFA. Ms. Hayes has been managing the Fund since its inception,  while Mr. Chang has been managing the Fund since  January  2000.  Ms.  Hayes is a Vice  President  of Janus and  joined  Janus in 1987.  Mr.  Chang is a Vice
President of Janus and joined Janus in 1993.

         The ASAF Janus  Small-Cap  Growth Fund is managed by William H. Bales.  Mr. Bales has managed the Fund since Janus became the Fund's  Sub-advisor  in  January,  1999.  Mr.  Bales has been a  Portfolio  Manager  with Janus since 1997 and a research analyst since 1993.  He joined Janus in 1991.

         The portfolio  manager  responsible  for  management  of the ASAF Janus Mid-Cap  Growth Fund is Matthew A. Ankrum,
CFA.  Mr.  Ankrum,  who has  managed  the Fund since its  inception,  joined  Janus as an intern in June 1996 and became an equity research analyst in August 1997.

         The  portfolio  manager  responsible  for  management  of the ASMT  Janus  Capital  Growth  Portfolio  is Scott W.
Schoelzel.  Mr.  Schoelzel,  a Senior Portfolio  Manager at Janus who has managed the Portfolio since August,  1997, joined
Janus in January, 1994 as Vice President of Investments.

         American Century  Investment  Management,  Inc.  ("American  Century") serves as Sub-advisor for the ASMT American
Century  International  Growth Portfolio and the ASAF American Century Strategic Balanced Fund.  American Century,  located at American  Century  Towers,  4500 Main Street,  Kansas City,  Missouri  64111,  has been  providing  investment  advisory services to investment  companies and institutional  clients since 1958. As of December 31, 2000,  American Century and its
affiliates managed assets totaling approximately $[insert] billion.

American  Century  utilizes a team of portfolio  managers,  assistant  portfolio  managers and analysts  acting together to manage the assets of the ASMT American  Century  International  Growth  Portfolio and the ASAF American  Century  Strategic
Balanced Fund.

         The portfolio  manager  members of the portfolio  team  responsible  for  management of the ASMT American  Century
International  Growth  Portfolio are Henrik Strabo and Mark S. Kopinski.  Henrik Strabo joined American  Century in 1993 as an investment  analyst,  has been a portfolio manager member of the international  team since 1994 and has managed the Fund since American Century became the Fund's  Sub-advisor in May 2000. Mark S. Kopinski,  Vice President and Portfolio  Manager
for American  Century,  rejoined  American  Century in April 1997 and has co-managed the Fund since American Century became the Fund's  Sub-advisor.  From June 1995 to March 1997, Mr.  Kopinski  served as Vice  President and Portfolio  Manager for
Federated  Investors,  Inc.  Prior to June 1995,  Mr.  Kopinski was a Vice  President  and  Portfolio  Manager for American
Century.

         The portfolio  manager  members of the portfolio  team  responsible  for the  day-to-day  management of the equity portion of the ASAF American Century  Strategic  Balanced Fund are John Schniedwind,  Kurt Borgwardt,  Jeffrey R. Tyler and
William  Martin.  Mr.  Schniedwind is Senior Vice President and Group Leader -- Quantitative  Equity for American  Century,
and has been with  American  Century  since 1982.  Mr.  Borgwardt  is Vice  President,  Portfolio  Manager and  Director of
Quantitative  Equity Research for American Century,  and has been with American Century since 1990. Mr. Tyler,  Senior Vice
President and Portfolio  Manager,  joined American  Century in 1988.  William Martin,  Vice President and Senior  Portfolio
Manager,  joined  American  Century  in 1989.  The fixed  income  portion  of the Fund is  managed  by a team of  portfolio managers  with  expertise  in  different  areas of  fixed  income  investing.  The  portfolio  manager  leader  of the team responsible  for the  day-to-day  management  of the fixed income  portion of the Fund is Brian  Howell.  Mr. Howell joined
American  Century in 1987 as a research  analyst and was promoted to his current  position as portfolio  manager in January
1994.

         Zurich Scudder  Investments,  Inc. ("Zurich Scudder"),  345 Park Avenue, New York, New York, serves as Sub-advisor of the ASAF Scudder  Small-Cap Growth Fund.  Zurich Scudder is one of the largest  investment  managers in the country with approximately  $[insert]  billion  under  management  as of December  31, 2000 and has been  engaged in the  management  of investment funds for more than seventy years.

         Peter  Chin,  CFA is the lead  portfolio  manager  for the Fund,  and Roy C.  McKay,  CFA is the  other  portfolio manager.  Both have managed the Fund since its  inception.  Mr. Chin is a Managing  Director of Zurich Scudder and has been with the firm since 1973.  Mr. McKay is a Manager Director of Zurich Scudder and has been with the firm since 1988.

         GAMCO  Investors,  Inc.  ("GAMCO"),  with  principal  offices  located  at One  Corporate  Center,  Rye,  New York
10580-1434,  serves as  Sub-advisor  to the ASAF  Gabelli  Small-Cap  Value Fund and the ASAF Gabelli  All-Cap  Value Fund.
GAMCO  managed  approximately  $[insert]  billion in assets as of December  31, 2000 and is a  wholly-owned  subsidiary  of
Gabelli Asset Management Inc.

         Mario J. Gabelli,  CFA, is primarily responsible for the day-to-day management of the ASAF Gabelli Small-Cap Value
Fund and the ASAF Gabelli All-Cap Value Fund. Mr. Gabelli has been Chief  Executive  Officer and Chief  Investment  Officer
of GAMCO and its predecessor since the predecessor's inception in 1978.

         Neuberger  Berman  Management Inc. ("NB  Management")  serves as sub-advisor for the ASAF Neuberger Berman Mid-Cap
Growth Fund and the ASAF  Neuberger  Berman Mid-Cap Value Fund. NB Management and its  predecessor  firms have  specialized in the management of mutual funds since 1950.  Neuberger Berman, LLC ("Neuberger  Berman"),  an affiliate of NB Management, acts as a  principal  broker  in the  purchase  and sale of  portfolio  securities  for the  Funds  for  which it serves as
Sub-advisor,  and provides NB Management  with certain  assistance in the management of the Funds without added cost to the
Funds or ASISI.  Neuberger  Berman  and its  affiliates  manage  securities  accounts,  including  mutual  funds,  that had approximately $[insert] billion of assets as of December 31, 2000.

         Jennifer  K.  Silver  and Brooke A. Cobb are  primarily  responsible  for the  day-to-day  management  of the ASAF
Neuberger  Berman  Mid-Cap Growth Fund.  Ms. Silver is Director of the Neuberger  Berman Growth Equity Group,  and both she and Mr. Cobb are Vice  Presidents  of NB  Management.  Ms.  Silver is a principal  of  Neuberger  Berman.  Previously,  Ms.
Silver was a portfolio  manager for several  large mutual funds  managed by a prominent  investment  adviser.  Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997.

         Robert I.  Gendelman  and S. Basu Mullick are  primarily  responsible  for the  day-to-day  management of the ASAF
Neuberger  Berman Mid-Cap Value Fund. Mr.  Gendelman has been managing the Fund since its inception,  while Mr. Mullick has been managing the Fund since October 1998. Mr.  Gendelman has been with NB Management  since 1994,  where he is currently a
Vice  President.  Mr.  Mullick has been a Vice  President of NB  Management  since  October  1998.  From 1993 to 1998,  Mr.
Mullick was a portfolio manager for a prominent investment adviser.

         Fred Alger Management,  Inc.  ("Alger"),  One World Trade Center,  Suite 9333, New York, New York 10048, serves as
Sub-advisor  for the ASAF Alger All-Cap  Growth Fund.  Alger has been an investment  advisor since 1964, and as of December
31, 2000 managed mutual fund and other assets totaling approximately $[insert] billion.

         The portfolio  managers  responsible  for the  management of this Fund are David Alger and Seilai Khoo.  Mr. Alger has managed the Portfolio  since its  inception,  while Ms. Khoo has been managing the Fund since June 2000.  Mr. Alger has been  employed by Alger since 1971 and served as Executive  Vice  President  and Director of Research  prior to being named
President in 1995.  Ms. Khoo has been  employed by Alger since 1989,  and has been a Senior Vice  President  and  Portfolio
Manager since 1995.

         INVESCO Funds Group,  Inc.  ("INVESCO")  serves as Sub-advisor for the ASAF INVESCO  Technology  Fund, ASAF Health
Sciences Fund and the ASMT INVESCO Equity Income Portfolio.  INVESCO,  located at 7800 East Union Avenue,  P.O. Box 173706,
Denver,  Colorado  80217-3706,  was  established  in 1932.  AMVESCAP  PLC,  the parent of  INVESCO,  is one of the  largest independent  investment  management businesses in the world and managed over $[insert] billion of assets as of December 31,
2000.

         The portfolio manager responsible for the day-to-day  management of the ASAF INVESCO Technology Fund is William R.
Keithler,  CFA. Mr.  Keithler  joined  INVESCO in January 1999 and is a Senior Vice  President of INVESCO.  From 1993 until
1998, Mr. Keithler was a portfolio manager with Berger Associates, Inc.

         The portfolio  managers  responsible  for the day-to-day  management of the ASAF INVESCO Health  Sciences Fund are
John R.  Schroer and Thomas R. Wald.  Mr.  Schroer,  Director of Research and a Senior Vice  President  of INVESCO,  joined
INVESCO in 1992.  Mr. Wald joined  INVESCO in January 1997 and is a Vice  President of INVESCO.  From 1995 until 1996,  Mr.
Wald was an analyst with Munder Capital Management.

         The portfolio managers  responsible for the day-to-day  management of the ASMT INVESCO Equity Income Portfolio are
Charles P.  Mayer,  Portfolio  Co-Manager,  and  Donovan  J.  (Jerry)  Paul,  Portfolio  Co-Manager.  Mr.  Mayer  began his investment  career in 1969 and is now a director and a senior vice  president of INVESCO.  Mr. Paul entered the  investment management industry in 1976 and has been a senior vice president of INVESCO since 1994.

         Rydex Global Advisors  ("Rydex"),  6116 Executive  Boulevard,  Suite 400,  Rockville,  Maryland  20852,  serves as
Sub-advisor for the ASAF Rydex Managed OTC Fund. As of December 31, 2000,  Rydex managed  approximately  $[insert]  billion in net assets.

         The portfolio  manager  responsible  for  management  of the ASAF Rydex Managed OTC Fund is Michael P. Byrum.  Mr.
Byrum is a Vice President and a senior portfolio manager who joined Rydex in 1993.

         Alliance  Capital  Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas,  New York,  NY 10105,  serves as
Sub-advisor  for the ASAF  Alliance  Growth Fund and ASAF  Alliance  Growth and Income Fund and for the portion of the ASAF
Alliance/Bernstein  50/50 Growth + Value Fund invested in growth  stocks.  Alliance is a leading  international  investment adviser  supervising  client  accounts with assets as of December 31, 2000 totaling more than  $[insert]  billion (of which more than $185 billion represented assets of investment companies).

         Alfred  Harrison and James G. Reilly have been the  individuals  primarily  responsible  for the management of the
ASAF Alliance  Growth Fund since Alliance  became the  Portfolio's  Sub-advisor in May 2000. Mr.  Harrison is Vice Chairman of Alliance Capital Management  Corporation  ("ACMC"),  the sole general partner of Alliance,  and has been associated with
Alliance since 1978.  Mr. Reilly is Executive Vice President of ACMC and has been associated with Alliance since 1984.

         Paul Rissman and Frank Caruso have been primarily  responsible  for the management of the ASAF Alliance Growth and
Income Fund since Alliance  became the  Portfolio's  Sub-advisor in May 2000. Mr. Rissman has been Senior Vice President of
ACMC since 1994 and has been  associated  with Alliance  since 1989.  Mr. Caruso is a Senior Vice President of ACMC and has
been associated with Alliance since 1994.

         Day to day  investment  decisions for the growth portion of the ASAF  Alliance/Bernstein  50/50 Growth +Value Fund
will be made by Alfred  Harrison and Stephanie  Simon.  Mr.  Harrison is Vice Chairman of ACMC, the sole general partner of
Alliance,  and has been  associated  with Alliance since 1978. Ms. Simon is Vice President and Large Cap Portfolio  Manager
and joined ACMC in 1998 after serving as Chief Investment Officer for Sargent Management Company from 1996 to 1998.

         T. Rowe Price  Associates,  Inc. ("T. Rowe Price")  serves as  Sub-advisor  for the ASAF T. Rowe Price Tax Managed
Fund. T. Rowe Price,  located at 100 East Pratt Street,  Baltimore,  Maryland 21202, was founded in 1937 by the late Thomas
Rowe  Price,  Jr.  As of June  30,  2000,  T.  Rowe  Price  and its  affiliates  managed  approximately  $179  billion  for approximately eight million individual and institutional accounts.

         The ASAF T. Rowe Price  Tax-Efficient  Growth  Fund is managed by an  Investment  Advisory  Committee.  Douglas J.
Peters,  Committee  Chairman,  has  day-to-day  responsibility  for  managing  the Fund and  works  with the  Committee  in developing  and  executing  the Fund's  investment  program.  Mr. Peters joined T. Rowe Price in 1993 and has been managing investments since 1993.

         Marsico Capital Management,  LLC ("Marsico  Capital"),  1200 17th Street,  Suite 1300, Denver, CO 80202, serves as
Sub-advisor for the ASAF Marsico Capital Growth Fund.  Thomas F. Marsico has primary  responsibility  for management of the
Fund. Mr. Marsico is Chairman and Chief  Executive  Officer,  and has sole voting  control,  of Marsico  Capital.  Prior to forming Marsico Capital in September,  1997, Mr. Marsico served as Executive Vice President and Portfolio  Manager at Janus
Capital  Corporation  ("Janus").  Mr.  Marsico  joined  Janus in March,  1986.  As of December 31,  2000,  Marsico  Capital
managed more than $[insert] billion in assets.

         Sanford C. Bernstein & Co., LLC ("Bernstein"),  767 Fifth Avenue, New York, New York 10153,  serves as Sub-advisor for the ASAF Sanford  Bernstein Deep Value Fund, ASAF Sanford  Bernstein  Managed Index 500 Fund and for the portion of the
ASAF  Alliance/Bernstein  Growth & Value Fund invested in value stocks.  Bernstein is an indirect  wholly-owned  subsidiary of Alliance  Capital  Management,  L.P.  ("Alliance")  and  management  of the Funds are  conducted by  Bernstein  with the investment  management  assistance of the Bernstein  Investment  Research and  Management  unit (the  "Bernstein  Unit") of
Alliance.  The Bernstein Unit services the former  investment  research and  management  business of Sanford C. Bernstein &
Co.,  Inc.,  a  registered  investment  advisor  and  broker/dealer  acquired  by  Alliance  in October  2000 that  managed value-oriented investment portfolios since 1967.

         Day-to-day  investment  management decisions for the value portion of the ASAF  Alliance/Bernstein  50/50 Growth +
Value Fund and the ASAF Sanford  Bernstein  Deep Value Fund will be made by Lewis A. Sanders and Marilyn  Goldstein  Fedak.
Mr.  Sanders is the Chairman and a Director of Bernstein  since  September 2000 and is a Vice  Chairman,  Chief  Investment
Officer and a Director of Alliance Capital  Management  Corporation  since October 2000. Mr. Sanders  previously  served as
Chairman of the Board of  Directors  and Chief  Executive  Officer of Sanford C.  Bernstein  & Co.,  Inc.  since 1993.  Ms.
Fedak,  Executive  Vice  President and Chief  Investment  Officer- U.S.  Value  Equities of Alliance since October 2000 and prior to that Chief Investment  Officer and Chairman of the U.S. Equity  Investment  Policy Group at Sanford C. Bernstein &
Co, Inc. since 1993.

         Day-to-day  investment  management decisions for the ASAF Sanford Bernstein Managed Index 500 Fund will be made by
Bernstein's  Investment Policy Group for Structured  Equities,  which is chaired by Steven  Pisarkiewicz.  Mr. Pisarkiewicz joined  Bernstein in 1989 and assumed his current position as Chief  Investment  Officer for Structured  Equity Services in
1998. Mr.  Pisarkiewicz  and the  Investment  Policy Group for  Structured  Equities have managed the Fund since  Bernstein became the Fund's Sub-advisor in May, 2000.

         Massachusetts  Financial  Services Company ("MFS") serves as Sub-advisor for the ASAF MFS Growth with Income Fund.
MFS, which is located at 500 Boylston  Street,  Boston,  Massachusetts  02116,  and its  predecessor  organizations  have a history of money  management  dating from 1924.  As of December 31, 2000,  the net assets under the  management  of the MFS organization were approximately $[insert] billion.

         The ASAF MFS Growth with Income Fund is managed by John D. Laupheimer and Mitchell D. Dynan.  Mr.  Laupheimer is a
Senior Vice  President of MFS, and has been  employed by MFS in the  investment  management  area since 1981.  Mr. Dynan is also a Senior Vice President of MFS, and has been employed by MFS in the investment management area since 1986.

         Federated Investment Counseling  ("Federated  Investment") serves as Sub-advisor for the ASAF Federated High Yield
Bond  Fund.  Federated  Investment,  located  at  Federated  Investors  Tower,  Pittsburgh,  Pennsylvania  15222-3779,  was
organized as a Delaware  business trust in 1989.  Federated  Investment and its affiliates serve as investment  advisors to a number of  investment  companies  and private  accounts.  As of December 31,  2000,  total  assets  under  management  or administration by Federated and its affiliates was over $[insert] billion.

         The portfolio  manager  responsible  for the  day-to-day  management of the ASAF Federated High Yield Bond Fund is
Mark E. Durbiano.  Mr. Durbiano joined Federated  Investment's  parent company in 1982 and has been a Senior Vice President of an affiliate of Federated Investment since January 1996.

         Pacific  Investment  Management  Company LLC ("PIMCO")  serves as Sub-advisor for the ASMT PIMCO Total Return Bond
Portfolio.  PIMCO,  located at 840 Newport Center Drive,  Suite 300,  Newport  Beach,  California  92660,  is an investment counseling  firm founded in 1971.  As of December  31,  2000,  PIMCO had  approximately  $[insert]  billion of assets under management.

         The portfolio manager  responsible for the day-to-day  management of the ASMT PIMCO Total Return Bond Portfolio is
William H. Gross.  Mr. Gross is Managing Director of PIMCO and has been associated with the firm since 1971.

         J.P.  Morgan  Investment  Management  Inc.  ("J.P.  Morgan")  serves as Sub-advisor  for the ASMT JPM Money Market
Portfolio.  J.P.  Morgan  has  principal  offices  at 522 Fifth  Avenue,  New York,  New York  10036.  J.P.  Morgan and its
affiliates offer a wide range of services to governmental,  institutional,  corporate and individual customers,  and act as investment  advisor to  individual  and  institutional  clients with  combined  assets under  management  of  approximately
$[insert]  billion as of December 31, 2000.  J.P.  Morgan has managed  investments  for clients since 1913, and has managed short-term fixed income assets for clients since 1969.

FEES AND EXPENSES:

         Investment  Management  Fees.  ASISI  receives  a monthly  fee from each  Non-Feeder  Fund and  Portfolio  for the performance of its services.  ASISI pays each  Sub-advisor a portion of such fee for the  performance  of the  sub-advisory services at no  additional  cost to any Fund or Portfolio.  The  investment  management  fee for each  Non-Feeder  Fund and
Portfolio will differ,  reflecting,  among other things,  the investment  objective,  policies and limitations of each Fund and Portfolio.  Each  investment  management  fee is accrued daily for the purposes of determining  the sale and redemption price of the Fund's  shares.  The fees paid to ASISI for the fiscal year ended  October 31, 2000 (or,  for those Funds that have not been in  operation  for a full  fiscal  year,  the fee rates  payable to  ASISI),  stated as a  percentage  of the
Non-Feeder Fund or Portfolio's average daily net assets, are as follows:

Fund/Portfolio:                                                                         Annual Rate:
--------------                                                                          -----------

ASAF Founders International Small Capitalization Fund:                                       1.10%

ASAF AIM International Equity Fund:                                                          1.10%

ASAF Janus Overseas Growth Fund:                                                             1.00%

ASMT American Century International Growth Portfolio:                                        1.00%

ASAF Janus Small-Cap Growth Fund:                                                            0.90%

ASAF Scudder Small-Cap Growth Fund                                                           0.95%

ASAF Gabelli Small-Cap Value Fund:                                                           1.00%

ASAF Janus Mid-Cap Growth Fund:                                                              1.00%

ASAF Neuberger Berman Mid-Cap Growth Fund:                                                   0.90%

ASAF Neuberger Berman Mid-Cap Value Fund:                                                    0.90%

ASAF Alger All-Cap Growth Fund:                                                              0.95%

ASAF Gabelli All-Cap Value Fund:                                                             0.95%

ASAF INVESCO Technology Fund:                                                                1.00%

ASAF INVESCO Health Sciences Fund:                                                          insert%

ASAF Rydex Managed OTC Fund:                                                                 0.85%

ASAF Alliance Growth Fund:                                                                   0.92%

ASAF Marsico Capital Growth Fund:                                                            1.00%

ASMT Janus Capital Growth Portfolio:                                                         1.00%

ASAF T. Rowe Price Tax Managed Fund:                                                        Insert%

ASAF Alliance/Bernstein 50/50 Growth + Value Fund:                                          Insert%

ASAF Sanford Bernstein Deep Value Fund:                                                     Insert%

ASAF Sanford Bernstein Managed Index 500 Fund:                                               0.80%

ASAF Alliance Growth and Income Fund:                                                        0.80%

ASAF MFS Growth with Income Fund:                                                            1.00%

ASMT INVESCO Equity Income Portfolio:                                                        0.75%

ASAF American Century Strategic Balanced Fund:                                               0.90%

ASAF Federated High Yield Bond Fund:                                                         0.70%

ASMT PIMCO Total Return Bond Portfolio:                                                      0.65%

ASMT JPM Money Market Portfolio:                                                             0.50%

         For more  information  about  investment  management  fees,  including  voluntary  fee  waivers  and the fee rates applicable  at various asset levels,  and the fees payable by ASISI to each of the  Sub-advisors,  please see the Company's
SAI under "Investment Advisory & Administration Services."

         Other  Expenses.  In  addition  to  Investment  Management  fees,  each Fund and  Portfolio  pays other  expenses, including  costs incurred in connection  with the  maintenance of its  securities  law  registration,  printing and mailing prospectuses and SAIs to  shareholders,  certain  financial  accounting  services,  taxes or governmental  fees,  brokerage commissions,  custodial,  transfer and  shareholder  servicing  agent costs,  expenses of outside  counsel and  independent accountants,  preparation of shareholder reports and expenses of director and shareholder  meetings.  Expenses not directly attributable  to any specific  Fund(s) or  Portfolio(s)  are allocated on the basis of the relative net assets of the Funds or Portfolios.  For additional  information  regarding Fund and Portfolio expenses,  as well as voluntary agreements by the
Investment  Manager to limit such expenses,  see this Prospectus  under "Expense  Information"  and the Company's SAI under
"Fund Expenses."

                                            DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS:

         Each Fund intends to distribute  substantially  all of its net income and capital gains to  shareholders  at least once a year.  Normally,  dividends  from net  investment  income of each Fund will be  declared  and paid on the  following basis:

Fund                                                                   Declared                   Paid
----                                                                   --------                   ----

ASAF Founders International Small Capitalization                       annually                  annually
ASAF AIM International Equity                                          annually                  annually
ASAF Janus Overseas Growth                                             annually                  annually
ASAF American Century International Growth                             annually                  annually
ASAF Janus Small-Cap Growth                                            annually                  annually
ASAF Scudder Small-Cap Growth Portfolio                                annually                  annually
ASAF T. Rowe Price Small Company Value                                 annually                  annually
ASAF Janus Mid-Cap Growth                                              annually                  annually
ASAF Neuberger Berman Mid-Cap Growth                                   annually                  annually
ASAF Neuberger Berman Mid-Cap Value                                    annually                  annually
ASAF Alger All-Cap Growth                                              annually                  annually
ASAF Gabelli All-Cap Value                                             annually                  annually
ASAF INVESCO Technology Fund                                           annually                  annually
ASAF INVESCO Health Sciences Fund                                      annually                  annually
ASAF Rydex Managed OTC Fund                                            annually                  annually
ASAF Alliance Growth                                                   annually                  annually
ASAF Marsico Capital Growth                                            annually                  annually
ASAF Janus Capital Growth                                              annually                  annually
ASAF T. Rowe Price Tax Managed Fund                                    annually                  annually
ASAF Alliance/Bernstein 50/50 Growth + Value Fund    annually          annually
ASAF Sanford Bernstein Deep Value Fund                                 annually                  annually
ASAF Sanford Bernstein Managed Index 500                               annually                  annually
ASAF Alliance Growth and Income                                        annually                  annually
ASAF MFS Growth with Income                                            annually                  annually
ASAF INVESCO Equity Income                                             semi-annually             semi-annually
ASAF American Century Strategic Balanced                               semi-annually             semi-annually
ASAF Federated High Yield Bond                                         daily                     monthly
ASAF PIMCO Total Return Bond                                           daily                     quarterly
ASAF JPM Money Market                                                  daily                     monthly

DISTRIBUTION OPTIONS:

         When you open your account,  specify on your  application how you want to receive your  distributions.  Unless you specify  otherwise,  all dividends and  distributions  will be  automatically  reinvested in additional  full or fractional shares of each Fund.  You have the following five distribution options:

         Reinvest All  Distributions  in the Fund.  You can elect to reinvest  all  dividends  and long term capital  gains distributions in additional shares of the applicable Fund.

         Reinvest Income  Dividends Only. You can elect to reinvest  investment  income dividends in a Fund while receiving capital gains distributions.

         Reinvest  Long-Term  Capital  Gains Only.  You can elect to  reinvest  long-term  capital  gains in the Fund while receiving dividends.

         Receive All  Distributions  in Cash.  You can elect to receive a check for all  dividends  and  long-term  capital gains distributions.

         Reinvest  Distributions in Another Fund of the Company.  You can reinvest all distributions in another Fund of the
Company.  For additional information, see this Prospectus under "Special Investment Programs and Privileges."

TAXES:

         Each of the Funds intends to make  distributions  that may be taxed as ordinary income and capital gains.  The tax consequences of distributions from a Fund will vary depending upon the type of account that you maintain.

         If you establish an IRA or other tax-deferred  retirement account,  dividends and capital gains distributions from the Funds  generally  will not be  subject  to  current  taxation.  If you  establish  an  account  outside a  tax-deferred retirement account,  the following tax consequences  generally will apply. For regular investment  accounts  established by individuals,  dividends paid by a Fund from net investment income and net short-term  capital gains,  whether you choose to receive  them in cash or reinvest  them in  additional  shares,  will be taxable as ordinary  income.  If you receive  your distributions in cash, the value of your Fund account effectively will be reduced by the amount of the distribution.

         Capital  gains  distributions  are made by a Fund when it realizes net gains on sales of portfolio  securities.  A
Fund's capital gains may vary  substantially  from year to year and,  therefore,  its capital gains  distributions also may vary  substantially.  A Fund will not make capital gains  distributions  in years in which the Fund has a net capital loss.
Distributions  paid by a Fund from net long term capital gains will be taxable as long-term  capital  gains,  regardless of how long you have owned the Fund's shares.

         Because  of their  varying  investment  strategies,  distributions  from some of the Funds are  likely to  consist primarily of capital  gains  distributions,  while  distributions  from others are likely to consist  primarily of ordinary income.  Distributions  from the ASAF  Federated  High Yield Bond Fund, the ASAF PIMCO Total Return Bond Fund, and the ASAF
JPM Money  Market Fund are likely to consist  primarily  of ordinary  income.  Because the Funds are new, as of the date of this  Prospectus  no Fund has yet  distributed  any  long-term  capital  gains.  Over time,  however,  it is expected  that distributions  from a number of the Funds,  particularly  those with capital  growth as their  investment  objective,  will consist primarily of capital gains.

         Certain  distributions  by a Fund may be  classified  under  federal  tax  laws as  constituting  returns  of your capital.  These are not taxable to you when received.  Federal  income tax laws provide,  however,  that a distribution  of this type will  reduce the  acquisition  price of your shares in the Fund used to  determine  your tax  liability  when you redeem or  exchange  the  shares.  Therefore,  the return of  capital  may  result in a larger  gain or  smaller  loss upon redemption or exchange.

         If you purchase  shares of a Fund shortly before the date used to determine  eligibility for a dividend or capital gains  distribution,  you will  receive a portion of your  investment  back as a taxable  distribution.  This is  sometimes referred to as "buying a dividend."

         In order to satisfy  distribution  requirements of the Code, the Funds may declare  year-end  dividend and capital gains  distributions.  If received by  shareholders by January 31, these special  distributions  are treated as having been paid by the Funds and received by shareholders on December 31 of the prior year.

         The  investment  income of certain  Funds may be subject to foreign  income  taxes.  The Company may elect to pass these taxes through to the  shareholders  of the Funds.  If you are a  shareholder,  you will be required to report a share of these taxes as income in  determining  your  federal  income tax  liability.  You will be able to deduct these taxes or, under certain circumstances, you may be able to claim them as a credit against your federal income tax.

         The Company will provide you with an annual  statement  as to the federal  income tax status of all  distributions for the preceding year, including any amount of foreign taxes passed through to you.

         Taxes on  Redemptions  and  Exchanges.  A  redemption  of shares in a Fund or an exchange  of a Fund's  shares for shares in another  Fund will be treated as a sale under the Code,  which may result in a capital  gain or loss and  current tax  liability.  However,  you  will  not  have a  federal  tax  gain or loss  when  Class B or  Class X  shares  of a Fund automatically  convert to Class A shares.  The Class A shares you receive after  conversion  will be considered to have the same  acquisition  price as the converted Class B or X shares for purposes of determining your gain or loss upon subsequent redemptions or exchanges.

         Dividends,  capital gains  distributions and capital gains or losses from redemptions and exchanges may be subject to state and local taxes in addition to Federal income taxes.

         The above tax  discussion  is for general  information  only. A more  detailed  discussion  of federal  income tax considerations  for the Funds is included in the Company's SAI under  "Additional Tax  Considerations."  You should consult with your own tax adviser  concerning  possible tax  consequences  of investing in a Fund. If you are considering an IRA or other tax deferred  account,  you should  consult with your tax adviser  regarding the  requirements  under Federal tax law governing your specific type of account.

         Regulated  Investment  Company Status. As each Fund intends to qualify as a "regulated  investment  company" under the Code,  each Fund  generally  is  entitled to deduct all  dividends  paid to  shareholders  in  determining  its taxable income.  However,  the deductibility of dividends paid by regulated  investment companies that issue more than one class of shares,  such as the Company,  is subject to certain  requirements  under the Code. In this regard,  the Company may deduct dividends  only when shares in each class  receive  proportionate  distributions  and where no class is preferred  over any other class in a manner not permitted by the formal dividend rights of the preferred class.

         The Company has received  separate  opinions of counsel from the law firms of Caplin & Drysdale and Rogers & Wells which,  when  taken  together,  conclude  that  the  Funds'  particular  multiple  class  structure  will not  prevent  the deductibility  of  dividends  paid by the Funds.  However,  the  Company  has not  obtained a ruling on the matter from the
IRS. The Company does not believe that the IRS has  considered a multiple  class  structure with all of the features of the
Funds'  structure,  including the Bonus Share feature  applicable  to Class X shares,  and the IRS could  disagree with the conclusions  expressed in the opinions.  Changes in federal income tax law also could affect the continued  validity of the conclusions stated in the opinions.

         If dividends on any class of a Fund's shares are treated as preferential to another class,  dividends in that year on all classes of that Fund's shares would become  non-deductible  by the Fund.  The effect of such a  development  is that income and gains realized by a Fund could be subject to double  taxation -- that is, both the Fund and  shareholders  could be subject to  taxation.  In  addition to the tax  liability,  the Fund could be liable for  interest  and  penalties.  All these  liabilities  could  substantially  reduce the value of your  investment  in the Fund.  There  could also be personal income tax consequences to shareholders of the Fund, such as  reclassification  of capital gains  distributions as ordinary income, which may be taxable at higher rates.

                                                   FINANCIAL HIGHLIGHTS

         The financial  highlights  table is intended to help you understand the Funds' financial  performance  since their inception.  Certain  information  reflects  financial  results  for a single  Fund  share.  The total  returns in the table represent  the rate that an investor  would have earned or lost on an investment in a Fund  (assuming  reinvestment  of all dividends and distributions).  The information has been audited by  PricewaterhouseCoopers  LLP, the Company's  independent accountants.  The report of the independent  accountants,  along with the Funds' financial statements,  are included in the
Company's  annual  report,  which is available  upon  request.  No financial  information  is included for the ASAF INVESCO
Health Sciences Fund, ASAF T. Rowe Price Tax Managed Fund,  ASAF  Alliance/Bernstein  50/50 Growth + Value Fund or the ASAF
Sanford Bernstein Deep Value Fund, which had not commenced operations prior to March 1, 2001.

                                            To be provided by future amendment.

                                        CERTAIN RISK FACTORS AND INVESTMENT METHODS

         The following is a description  of certain  securities  and  investment  methods that the Funds and Portfolios may invest  in or use,  and  certain  of the  risks  associated  with such  securities  and  investment  methods.  The  primary investment  focus of each Fund and Portfolio is described above under  "Investment  Programs of the Funds," and an investor should refer to that section to obtain  information  about each Fund and Portfolio.  In general,  whether a particular Fund or Portfolio may invest in a specific type of security or use an investment  method is described  above or in the Company's
SAI under "Investment  Programs of the Funds." As noted below,  however,  certain risk factors and investment methods apply to all or most of the Funds or Portfolios.  Any reference to the "Funds" in the  discussion  below  generally  includes the
Non-Feeder Funds and Portfolios.

DERIVATIVE INSTRUMENTS:

         To the extent  permitted by the investment  objectives and policies of a Fund, a Fund may invest in securities and other  instruments  that are commonly  referred to as  "derivatives."  For  instance,  a Fund may purchase and write (sell)
call and put options on  securities,  securities  indices and foreign  currencies,  enter into  futures  contracts  and use options on futures  contracts,  and enter into swap agreements  with respect to foreign  currencies,  interest  rates,  and securities  indices.  In general,  derivative  instruments are securities or other  instruments whose value is derived from or related to the value of some other instrument or asset.

         There  are many  types of  derivatives  and many  different  ways to use them.  Some  derivatives  and  derivative strategies  involve  very little risk,  while others can be extremely  risky and can lead to losses in excess of the amount invested in the  derivative.  A Fund may use  derivatives  to hedge against  changes in interest  rates,  foreign  currency exchange  rates or  securities  prices,  to  generate  income,  as a low cost method of gaining  exposure  to a  particular securities market without investing directly in those securities, or for other reasons.

         The use of these  strategies  involves  certain  special  risks,  including  the risk that the price  movements of derivative  instruments will not correspond  exactly with those of the investments from which they are derived.  Strategies involving  derivative  instruments  that are intended to reduce the risk of loss can also reduce the  opportunity for gain.
Furthermore,  regulatory  requirements  for a Fund to set aside assets to meet its obligations  with respect to derivatives may result in a Fund being  unable to purchase or sell  securities  when it would  otherwise be favorable to do so, or in a
Fund  needing  to sell  securities  at a  disadvantageous  time.  A Fund may also be unable  to close  out its  derivatives positions  when desired.  There is no assurance  that a Fund will engage in  derivative  transactions.  Certain  derivative instruments and some of their risks are described in more detail below.

         Options.  Most of the Funds  (except for the ASAF MFS Growth with Income  Fund,  the ASMT  INVESCO  Equity  Income
Portfolio,  the ASAF Federated  High Yield Bond Fund, and the ASMT JPM Money Market  Portfolio) may engage in at least some types of options  transactions.  The  purchaser  of an option on a security or currency  obtains the right to purchase  (in the case of a call  option) or sell (in the case of a put option) the  security or currency at a specified  price  within a limited  period of time.  Upon exercise by the  purchaser,  the writer  (seller) of the option has the obligation to buy or sell the  underlying  security  at the  exercise  price.  An option on a  securities  index is  similar  to an option on an individual security,  except that the value of the option depends on the value of the securities  comprising the index, and all settlements are made in cash.

         A Fund will pay a premium  to the party  writing  the option  when it  purchases  an  option.  In order for a call option purchased by a Fund to be profitable,  the market price of the underlying  security must rise sufficiently above the exercise price to cover the premium and other  transaction  costs.  Similarly,  in order for a put option to be profitable, the market price of the  underlying  security must decline  sufficiently  below the exercise price to cover the premium and other transaction costs.

         Generally,  the Funds will write call options only if they are covered (i.e.,  the Fund owns the security  subject to the option or has the right to acquire it without  additional  cost). By writing a call option,  a Fund assumes the risk that it may be  required  to  deliver  a  security  for a price  lower  than its  market  value at the time the  option  is exercised.  Effectively,  a Fund that writes a covered  call option  gives up the  opportunity  for gain above the exercise price should the market price of the  underlying  security  increase,  but retains the risk of loss should the price of the underlying  security  decline.  A Fund will write call options in order to obtain a return from the  premiums  received and will retain the  premiums  whether or not the options are  exercised,  which will help offset a decline in the market value of the underlying  securities.  A Fund that writes a put option likewise  receives a premium,  but assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

         A Fund may sell an  option  that it has  previously  purchased  prior to the  purchase  or sale of the  underlying security.  Any such sale would  result in a gain or loss  depending  on whether the amount  received on the sale is more or less than the premium and other  transaction  costs paid on the option.  A Fund may  terminate  an option it has written by entering into a closing purchase transaction in which it purchases an option of the same series as the option written.

         Futures  Contracts and Related Options.  Each Fund (except the ASAF Neuberger Berman Mid-Cap Growth Fund, the ASAF
Neuberger  Berman Mid-Cap Value Fund, the ASMT INVESCO  Equity Income  Portfolio,  the ASAF Federated High Yield Bond Fund,
and the ASMT JPM Money Market Portfolio) may enter into financial  futures  contracts and related options.  The seller of a futures  contract  agrees to sell the  securities  or currency  called for in the  contract and the buyer agrees to buy the securities  or  currency at a specified  price at a  specified  future  time.  Financial  futures  contracts  may relate to securities  indices,  interest  rates or foreign  currencies.  Futures  contracts  are  usually  settled  through  net cash payments  rather than through actual  delivery of the securities  underlying the contract.  For instance,  in a stock index futures  contract,  the two parties agree to take or make delivery of an amount of cash equal to a specified  dollar amount times the difference  between the stock index value when the contract  expires and the price  specified in the contract.  A
Fund may use futures  contracts to hedge  against  movements in  securities  prices,  interest  rates or currency  exchange rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract  gives the  purchaser  the right,  in return for the  premium  paid,  to assume a position in the  contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is required upon exercise to assume the opposite position.

         Pursuant to regulations of the Commodity Futures Trading Commission ("CFTC"), no Fund will:

         (i)      purchase or sell futures or options on futures  contracts or stock  indices for purposes  other than bona fide  hedging  transactions  (as defined by the CFTC) if as a result the sum of the initial  margin  deposits  and premiums required to establish  positions in futures  contracts and related  options that do not fall within the  definition of bona fide hedging transactions would exceed 5% of the fair market value of each Fund's net assets; and

         (ii)     enter into any futures  contracts if the aggregate amount of that Fund's  commitments  under  outstanding futures contracts positions would exceed the market value of its total assets.

         Risks of Options and Futures  Contracts.  Options and futures  contracts can be highly  volatile and their use can reduce a Fund's  performance.  Successful  use of these  strategies  requires  the ability to predict  future  movements in securities  prices,  interest  rates,  currency  exchange  rates,  and other economic  factors.  If a Sub-advisor  seeks to protect a Fund against  potential adverse movements in the relevant  financial  markets using these  instruments,  and such markets  do not  move in the  predicted  direction,  the  Fund  could  be left in a less  favorable  position  than if such strategies had not been used. A Fund's  potential  losses from the use of futures extends beyond its initial  investment in such contracts.

         Among the other  risks  inherent  in the use of options  and  futures  are (a) the risk of  imperfect  correlation between the price of options and futures and the prices of the  securities  or  currencies  to which they  relate,  (b) the fact that skills needed to use these  strategies  are different  from those needed to select  portfolio  securities and (c)
the possible need to defer  closing out certain  positions to avoid  adverse tax  consequences.  With respect to options on stock  indices and stock index  futures,  the risk of  imperfect  correlation  increases  the more the holdings of the Fund differ from the  composition of the relevant  index.  These  instruments  may not have a liquid  secondary  market.  Option positions  established in the over-the-counter  market may be particularly  illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities of foreign  issuers may involve risks that are not present with domestic  investments.
While investments in foreign  securities can reduce risk by providing  further  diversification,  such investments  involve
"sovereign  risks" in addition to the credit and market risks to which  securities  generally are subject.  Sovereign risks includes local political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency  blockage  (which would  prevent cash from being  brought back to the United  States).  Compared to
United States issuers,  there is generally less publicly available  information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges,  brokers and listed companies.  Foreign issuers are not generally  subject  to  uniform  accounting,  auditing  and  financial  reporting  standards,  practices  and  requirements comparable  to  those  applicable  to  domestic  issuers.  In  some  countries,  there  may  also  be  the  possibility  of expropriation or confiscatory  taxation,  difficulty in enforcing  contractual and other  obligations,  political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities  of some  foreign  issuers  are less  liquid and their  prices are more  volatile  than  securities  of comparable  domestic issuers.  Further,  it may be more difficult for the Company's agents to keep currently informed about corporate  actions and  decisions  that may affect the price of  portfolio  securities.  Brokerage  commissions  on foreign securities  exchanges,  which may be fixed,  may be higher than in the United States.  Settlement of  transactions  in some foreign  markets may be less  frequent or less  reliable  than in the United  States,  which could affect the  liquidity of investments.

         American  Depositary  Receipts  ("ADRs"),  European  Depositary  Receipts  ("EDRs"),  Global  Depositary  Receipts
("GDRs"), and International  Depositary Receipts ("IDRs").  ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic bank  evidencing  its ownership of a security of a foreign  issuer.  ADRs  generally are publicly  traded in the
United  States.  ADRs are  subject  to many of the  same  risks as  direct  investments  in  foreign  securities,  although ownership of ADRs may reduce or eliminate  certain risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs, GDRs and IDRs are receipts  similar to ADRs that typically trade in countries other than the
United States.

         Depositary receipts may be issued as sponsored or unsponsored  programs.  In sponsored programs,  the issuer makes arrangements  to have its  securities  traded as  depositary  receipts.  In  unsponsored  programs,  the  issuer may not be directly  involved in the program.  Although  regulatory  requirements  with respect to sponsored and unsponsored  programs are generally similar,  the issuers of unsponsored  depositary receipts are not obligated to disclose material  information in the United  States and,  therefore,  the import of such  information  may not be  reflected  in the market value of such securities.

         Developing  Countries.  Although  none of the Funds  invest  primarily  in  securities  of issuers  in  developing countries,  many of the Funds may  invest in these  securities  to some  degree.  Many of the risks  described  above  with respect to investing in foreign issuers are accentuated  when the issuers are located in developing  countries.  Developing countries may be  politically  and/or  economically  unstable,  and the securities  markets in those  countries may be less liquid or subject to inadequate  government  regulation and supervision.  Securities of issuers in developing countries may be  more  volatile  and,  in the  case of debt  securities,  more  uncertain  as to  payment  of  interest  and  principal.
Investments  in  developing  countries  may  include  securities  created  through  the Brady  Plan,  under  which  certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments in foreign securities may be denominated in foreign currencies.  The value of a Fund's  investments  denominated in foreign currencies may be affected,  favorably or unfavorably,  by exchange rates and exchange  control  regulations.  A Fund's share price and the amounts it  distributes  to  shareholders  in dividends  may, therefore,  also be  affected by changes in  currency  exchange  rates.  Foreign  currency  exchange  rates  generally  are determined by the forces of supply and demand in foreign  exchange  markets,  including  perceptions of the relative merits of investment in different  countries,  actual or perceived  changes in interest rates or other complex  factors.  Currency exchange  rates also can be affected  unpredictably  by the  intervention  or the failure to  intervene  by U.S. or foreign governments or central banks,  or by currency  controls or political  developments  in the U.S. or abroad.  In addition,  a
Fund may incur costs in connection with conversions between various currencies.

         Foreign Currency  Transactions.  A Fund that invests in securities  denominated in foreign currencies will need to engage in foreign  currency  exchange  transactions.  Such  transactions  may occur on a "spot" basis at the exchange  rate prevailing  at the time of the  transaction.  Alternatively,  a fund may  enter  into  forward  foreign  currency  exchange contracts.  A forward contract  involves an obligation to purchase or sell a specified  currency at a specified future date at a price set at the time of the  contract.  A Fund may  enter  into a  forward  contract  when it wishes to "lock in" the
U.S.  dollar  price of a security it expects to or is  obligated  to purchase or sell in the future.  This  practice may be referred to as "transaction  hedging." In addition,  when a Fund's  Sub-advisor  believes that the currency of a particular country  may  suffer or enjoy a  significant  movement  compared  to  another  currency,  the Fund may enter into a forward contract to sell or buy the first foreign  currency (or a currency that acts as a proxy for such  currency).  This practice may be referred to as  "portfolio  hedging." In any event,  the precise  matching of the forward  contract  amounts and the value of the securities  involved  generally will not be possible.  No Fund will enter into a forward  contract if it would be  obligated  to sell an amount of  foreign  currency  in excess of the value of the  Fund's  securities  or other  assets denominated  in that currency,  or will sell an amount of proxy  currency in excess of the value of securities  denominated in the related  currency.  The effect of entering into a forward  contract on a Fund share price will be similar to selling securities  denominated in one currency and purchasing securities  denominated in another.  Although a forward contract may reduce a Fund's  losses on securities  denominated  in foreign  currency,  it may also reduce the potential for gain on the securities  if the  currency's  value moves in a  direction  not  anticipated  by the  Sub-advisor.  In  addition,  foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

           Stocks  represent  shares of ownership in a company.  Generally,  preferred  stock has a specified  dividend and ranks after  bonds and before  common  stocks in its claim on the  company's  income for  purposes  of  receiving  dividend payments and on the company's assets in the event of liquidation.  (Some of the Sub-advisors  consider  preferred stocks to be equity  securities for purposes of the various Funds' investment  policies and restrictions,  while others consider them fixed income  securities.) After other claims are satisfied,  common  stockholders  participate in company profits on a pro rata basis;  profits may be paid out in dividends or  reinvested  in the company to help it grow.  Increases  and decreases in earnings are usually  reflected in a company's  stock price, so common stocks  generally have the greatest  appreciation and depreciation potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Funds,  including the Funds that invest primarily in equity  securities,  may invest to some degree in bonds,  notes,  debentures and other  obligations of corporations  and governments.  Fixed-income  securities are generally subject to two kinds of risk:  credit  risk and  market  risk.  Credit  risk  relates to the  ability of the issuer to meet interest  and  principal  payments  as they come due.  The  ratings  given a security by Moody's  Investors  Service,  Inc.
("Moody's")  and Standard & Poor's  Corporation  ("S&P"),  which are  described in detail in the Appendix to the  Company's
SAI,  provide a generally  useful  guide as to such  credit  risk.  The lower the  rating,  the greater the credit risk the rating  service  perceives  to exist with  respect  to the  security.  Increasing  the amount of Fund  assets  invested  in lower-rated  securities  generally  will  increase the Fund's  income,  but also will increase the credit risk to which the
Fund is subject.  Market risk relates to the fact that the prices of fixed  income  securities  generally  will be affected by changes in the level of interest  rates in the  markets  generally.  An  increase in interest  rates will tend to reduce the prices of such  securities,  while a decline in interest  rates will tend to increase  their  prices.  In general,  the longer the  maturity or duration of a fixed income  security,  the more its value will  fluctuate  with changes in interest rates.

         Lower-Rated  Fixed Income  Securities.  Lower-rated  high-yield  bonds  (commonly known as "junk bonds") are those that are rated lower than the four highest  categories by a nationally  recognized  statistical  rating  organization  (for example,  lower than Baa by Moody's or BBB by S&P), or, if not rated,  are of equivalent  investment  quality as determined by the  Sub-advisor.  Lower-rated  bonds are  generally  considered  to be high risk  investments  as they are  subject  to greater  credit  risk than  higher-rated  bonds.  In  addition,  the market for  lower-rated  bonds may be thinner and less active than the market for higher-rated  bonds, and the prices of lower-rated  high-yield bonds may fluctuate more than the prices  of  higher-rated  bonds,  particularly  in times of  market  stress.  Because  the risk of  default  is  higher  in lower-rated  bonds, a Sub-advisor's  research and analysis tend to be very important  ingredients in the selection of these bonds. In addition,  the exercise by an issuer of redemption or call  provisions  that are common in lower-rated  bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest  ratings  categories are frequently  referred to as "investment  grade."  However, bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities are securities  representing  interests in "pools" of mortgage loans on residential or commercial  real  property  and that  generally  provide for monthly  payments of both  interest and  principal,  in effect
"passing  through" monthly payments made by the individual  borrowers on the mortgage loans (net of fees paid to the issuer or  guarantor  of the  securities).  Mortgage-backed  securities  are  frequently  issued by U.S.  Government  agencies  or
Government-sponsored  enterprises,  and  payments of interest  and  principal  on these  securities  (but not their  market prices) may be  guaranteed  by the full faith and credit of the U.S.  Government or by the agency only, or may be supported by the issuer's ability to borrow from the U.S. Treasury.  Mortgage-backed  securities created by non-governmental  issuers may be supported by various forms of insurance or guarantees.

         Like other fixed-income  securities,  the value of a mortgage-backed security will generally decline when interest rates  rise.  However,  when  interest  rates are  declining,  their value may not  increase as much as other  fixed-income securities,  because early  repayments of principal on the underlying  mortgages  (arising,  for example,  from sale of the underlying  property,  refinancing,  or foreclosure) may serve to reduce the remaining life of the security.  If a security has been  purchased at a premium,  the value of the premium would be lost in the event of  prepayment.  Prepayments on some mortgage-backed  securities may  necessitate  that a Fund find other  investments,  which,  because of  intervening  market changes,  will often  offer a lower  rate of return.  In  addition,  the  mortgage  securities  market may be  particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations  (CMOs).  CMOs are a type of  mortgage-backed  security  that are  typically issued in  multiple  series  with each series  having a  different  maturity.  Principal  and  interest  payments  from the underlying  collateral  are first  used to pay the  principal  on the  series  with the  shortest  maturity;  in turn,  the remaining  series  are  paid in  order  of  their  maturities.  Therefore,  depending  on the  type of CMOs in which a Fund invests, the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are mortgage-backed  securities that have been divided into interest and principal  components.  "IOs" (interest only securities)  receive the interest payments on the underlying  mortgages while "POs" (principal only  securities)  receive the principal  payments.  The cash flows and yields on IO and PO classes are  extremely  sensitive  to the rate of principal  payments  (including  prepayments)  on the underlying mortgage loans. If the underlying  mortgages experience higher than anticipated  prepayments,  an investor in an
IO class of a stripped  mortgage-backed  security may fail to recoup fully its initial investment,  even if the IO class is highly rated or is derived from a security  guaranteed  by the U.S.  Government.  Conversely,  if the  underlying  mortgage assets  experience slower than anticipated  prepayments,  the price on a PO class will be affected more severely than would be the case with a traditional  mortgage-backed security.  Unlike other fixed-income and other mortgage-backed  securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually  are  similar to  mortgage-backed  securities,  but they are secured by and payable  from  payments on assets such as credit  card,  automobile  or trade  loans,  rather  than  mortgages.  The credit quality of these  securities  depends  primarily upon the quality of the underlying  assets and the level of credit support or enhancement  provided.  In addition,  asset-backed  securities  involve  prepayment  risks that are similar in nature to those of mortgage-backed securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain of the Funds may invest in convertible  securities.  Convertible  securities are bonds, notes,  debentures and preferred stocks that may be converted into or exchanged for shares of common stock.  Many  convertible  securities are rated below  investment  grade because they fall below  ordinary debt  securities in order of preference or priority on the issuer's  balance  sheet.  Convertible  securities  generally  participate  in  the  appreciation  or  depreciation  of the underlying  stock  into  which  they are  convertible,  but to a lesser  degree.  Frequently,  convertible  securities  are callable by the issuer, meaning that the issuer may force conversion before the holder would otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a specified  price any time during the life of the  warrants.  The  value of  warrants  may  fluctuate  more  than  the  value of the  securities  underlying  the warrants.  A warrant will expire  without value if the rights under such warrant are not exercised  prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Funds (other than the ASAF Founders  International  Small  Capitalization  Fund, ASAF Neuberger Berman Mid-Cap
Growth Fund,  ASAF Neuberger  Berman Mid-Cap Value Fund,  ASAF Alger All-Cap Growth Fund,  ASAF Alliance  Growth Fund, ASAF
Alliance/Bernstein  50/50 Value + Growth Fund,  ASAF Sanford  Bernstein  Deep Value Fund,  ASAF Sanford  Bernstein  Managed
Index 500 Fund and ASAF Alliance  Growth and Income Fund) may purchase  securities on a  when-issued,  delayed-delivery  or forward  commitment basis.  These  transactions  generally involve the purchase of a security with payment and delivery due at some time in the  future.  A Fund does not earn  interest  on such  securities  until  settlement  and bears the risk of market value  fluctuations  in between the purchase and  settlement  dates.  If the seller fails to complete the sale,  the
Fund may lose the  opportunity  to obtain a  favorable  price and  yield.  While the Funds  will  generally  engage in such when-issued,  delayed-delivery or forward commitment  transactions with the intent of actually acquiring the securities,  a
Fund may sometimes sell such a security prior to the  settlement  date. The ASMT JPM Money Market  Portfolio will not enter into these  commitments  if they would exceed 15% of the value of the Fund's total assets less its  liabilities  other than liabilities created by these commitments.

         Certain Funds may also sell securities on a  delayed-delivery  or forward  commitment  basis. If the Fund does so, it will not  participate in future gains or losses on the security.  If the other party to such a transaction  fails to pay for the securities, the Fund could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to guidelines  adopted by the  Directors of the Company or Trustees of the Trust,  each Fund may invest up to 15% of its net assets in illiquid  securities  (except for the ASMT JPM Money Market Portfolio,  which is limited to 10%
of its net assets,  and the ASAF  Alliance/Bernstein  50/50 Value + Growth Fund, ASAF Sanford Bernstein Deep Value Fund and
ASAF Sanford  Bernstein  Managed Index 500 Fund, which is limited to 5% of its net assets).  Illiquid  securities are those that,  because of the absence of a readily available market or due to legal or contractual  restrictions on resale,  cannot be sold within seven days in the ordinary course of business at  approximately  the amount at which the Fund has valued the investment.  Therefore,  a Fund may find it difficult to sell illiquid  securities at the time considered most advantageous by its  Sub-advisor  and may incur  expenses  that  would  not be  incurred  in the sale of  securities  that  were  freely marketable.

         Certain  securities that would  otherwise be considered  illiquid  because of legal  restrictions on resale to the general public may be traded among  qualified  institutional  buyers under Rule 144A of the  Securities Act of 1933.  These
Rule  144A  securities,  and  well as  commercial  paper  that is sold in  private  placements  under  Section  4(2) of the
Securities  Act,  may be deemed  liquid by the Fund's  Sub-advisor  under the  guidelines  adopted by the  Directors of the
Company.  However,  the liquidity of a Fund's  investments  in Rule 144A  securities  could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Fund may enter into repurchase  agreements.  Repurchase agreements are agreements by which a Fund purchases a security  and obtains a  simultaneous  commitment  from the seller to  repurchase  the security at an agreed upon price and date.  The resale  price is in excess of the  purchase  price and  reflects an agreed upon  market  rate  unrelated  to the coupon rate on the purchased  security.  Repurchase  agreements must be fully  collateralized  and can be entered into only with  well-established  banks  and  broker-dealers  that have  been  deemed  creditworthy  by the  Sub-advisor.  Repurchase transactions are intended to be short-term  transactions,  usually with the seller repurchasing the securities within seven days.  Repurchase agreements that mature in more than seven days are subject to a Fund's limit on illiquid securities.

         A Fund that enters into a repurchase  agreement  may lose money in the event that the other party  defaults on its obligation  and the Fund is delayed or prevented from  disposing of the  collateral.  A Fund also might incur a loss if the value of the  collateral  declines,  and it might incur costs in selling the collateral or asserting its legal rights under the  agreement.  If a defaulting  seller filed for  bankruptcy or became  insolvent,  disposition  of  collateral  might be delayed pending court action.

         The ASAF  Neuberger  Berman  Mid-Cap  Growth  Fund will not invest  more than 25% of its net assets in  repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

         Certain Funds  (specifically,  the ASAF AIM  International  Equity Fund, the ASAF Janus Overseas  Growth Fund, the
ASAF Janus  Small-Cap  Growth Fund, the ASAF Janus Mid-Cap Growth Fund, the ASAF Neuberger  Berman Mid-Cap Growth Fund, the
ASAF Neuberger  Berman Mid-Cap Value Fund, the ASAF Marsico  Capital Growth Fund, the ASMT Janus Capital Growth  Portfolio,
ASAF T. Rowe Price Tax Managed Fund, the ASMT PIMCO Total Return Bond Portfolio,  and the ASMT JPM Money Market  Portfolio)
may enter into reverse repurchase  agreements.  In a reverse repurchase agreement,  a Fund sells a portfolio instrument and agrees to  repurchase  it at an agreed upon date and price,  which  reflects an  effective  interest  rate.  It may also be viewed as a borrowing of money by the Fund and, like borrowing  money,  may increase  fluctuations in a Fund's share price.
When entering  into a reverse  repurchase  agreement,  a Fund must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each Fund may borrow  money from  banks.  Each  Fund's  borrowings  are  limited  so that  immediately  after such borrowing the value of the Fund's assets  (including  borrowings)  less its  liabilities  (not including  borrowings) is at least  three  times the amount of the  borrowings.  Should a Fund,  for any reason,  have  borrowings  that do not meet the above test,  such Fund must reduce such  borrowings so as to meet the necessary test within three  business  days.  Certain
Funds (the ASAF  Founders  International  Small  Capitalization  Fund,  the ASAF AIM  International  Equity Fund,  the ASAF
Gabelli  Small-Cap  Value Fund,  the ASAF Neuberger  Berman  Mid-Cap  Growth Fund, the ASAF Neuberger  Berman Mid-Cap Value
Fund,  the ASAF Gabelli  All-Cap  Value Fund,  the ASAF T. Price Tax Managed Fund and the ASMT JPM Money Market  Portfolio)
will not  purchase  securities  when  outstanding  borrowings  are greater than 5% of the Fund's  total  assets.  If a Fund borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

Each  Fund  may  lend  securities  with a value  of up to 33 1/3% of its  total  assets  to  broker-dealers,  institutional investors,  or others for the purpose of realizing  additional  income.  Voting rights on loaned securities  typically pass to the borrower,  although a Fund has the right to terminate a securities  loan,  usually  within three  business  days, in order to vote on  significant  matters  or for other  reasons.  All  securities  loans  will be  collateralized  by cash or securities  issued or guaranteed by the U.S.  Government or its agencies at least equal in value to the market value of the loaned  securities.  Nonetheless,  lending  securities  involves  certain  risks,  including the risk that the Fund will be delayed or prevented from recovering the collateral if the borrower fails to return a loaned security.

OTHER INVESTMENT COMPANIES:

         The Company has made  arrangements with certain money market mutual funds so that the Sub-advisors for the various
Funds can  "sweep"  excess cash  balances  of the Fund to those  funds for  temporary  investment  purposes.  In  addition, certain  Sub-advisors  may invest Fund assets in money  market  funds that they  advise or in other  investment  companies.
Mutual funds pay their own operating  expenses,  and the Funds,  as  shareholders  in the funds,  will indirectly pay their proportionate share of such funds' expenses.

SHORT SALES "AGAINST THE BOX":

         While none of the Funds will make short sales generally,  the ASAF AIM  International  Equity Fund, the ASAF Janus
Overseas Growth Fund, the ASMT American Century  International Growth Portfolio,  the ASAF Janus Small-Cap Growth Fund, the
ASAF Janus Mid-Cap Growth Fund,  the ASAF Alger All-Cap  Growth Fund,  the ASAF Gabelli  All-Cap Value Fund, the ASMT Janus
Capital  Growth  Portfolio,  the ASAF MFS Growth with Income  Fund,  the ASMT INVESCO  Equity  Income  Portfolio,  the ASAF
American Century  Strategic  Balanced Fund and the ASMT PIMCO Total Return Bond Portfolio may make short sales "against the box." A short sale  against the box  involves  selling a security  that the Fund owns,  or has the right to obtain  without additional  cost,  for  delivery at a specified  date in the future.  A Fund may make a short sale against the box to hedge against  anticipated  declines  in the  market  price of a  portfolio  security.  If the value of the  security  sold short increases instead, the Fund loses the opportunity to participate in the gain.

Mailing Address
P.O. Box 8012
Boston, MA 02266-8012

Investment Manager
American Skandia Investment Services, Incorporated
One Corporate Drive
Shelton, CT 06484

Sub-Advisors
A I M Capital Management, Inc.
Alliance Capital Management L.P.
American Century Investment Management, Inc.
Federated Investment Counseling
Founders Asset Management LLC
Fred Alger Management, Inc.
GAMCO Investors, Inc.
INVESCO Funds Group, Inc.
Janus Capital Corporation
J.P. Morgan Investment Management Inc.
Massachusetts Financial Services Company
Marsico Capital Management, LLC
Neuberger Berman Management Inc.
Pacific Investment Management Company LLC
Rydex Global Advisors
Sanford C. Bernstein & Co., LLC
T. Rowe Price Associates, Inc.
Zurich Scudder Investments, Inc.

Distributor
American Skandia Marketing, Incorporated
One Corporate Drive
Shelton, CT 06484

Transfer and Dividend Paying Agent
Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, Massachusetts 02184

Custodians
PFPC Trust Company                                            The Chase Manhattan Bank
Airport Business Center, International Court 2                One Pierrepont Plaza
200 Stevens Drive                                             Brooklyn, NY 11201
Philadelphia, PA 19113

Administrator
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
1700 Two Commerce Square
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         The Company provides  24-hour  information  services via a toll-free number on Fund yields and prices,  dividends, account balances,  and your latest transaction as well as the ability to request  prospectuses,  account and tax forms, and duplicate  statements.  In addition,  telephone  representatives  are available during normal business hours to provide the information  and  services  you need.  Shareholder  inquiries  should be made by  calling  1-800-SKANDIA  or by  writing to
"American Skandia Advisor Funds,  Inc." at P.O. Box 8012,  Boston,  Massachusetts  02266-8012.  There may be a small charge for historical account information for prior years.

         Additional  information  about  the  Funds  is  included  in a  Statement  of  Additional  Information,  which  is incorporated by reference into this Prospectus.  Additional  information  about the Funds'  investments is available in the
Funds' annual and  semi-annual  reports to  shareholders.  In the Funds' annual  report,  you will find a discussion of the market conditions and investment  strategies that  significantly  affected each Fund's  performance  during its last fiscal year.  The  Statement of Additional  Information  and  additional  copies of annual and  semi-annual  reports are available without charge by calling the above number.

         Delivery of Prospectus and other Documents to Households.  To lower costs and eliminate  duplicate  documents sent to your address,  the Company,  in accordance with applicable laws and regulations,  may begin mailing only one copy of the
Company's  prospectus,   prospectus  supplements,   annual  and  semi-annual  reports,  proxy  statements  and  information statements,  or any other required  documents to your address even if more than one  shareholder  lives there.  If you have previously  consented to have any of these documents  delivered to multiple  investors at a shared address,  as required by law,  and wish to revoke this  consent of  otherwise  would  prefer to continue to receive  your own copy,  you should call
1-800-SKANDIA or write to "American Skandia Advisor Funds, Inc." at P.O. Box 8012, Boston,  Massachusetts  02266-8012.  The
Company will begin sending individual copies to you within thirty days of receipt of revocation.

         The  information  in Company  filings with the  Securities  and Exchange  Commission  (including  the Statement of
Additional  Information) is available from the  Commission.  Copies of this  information  may be obtained,  upon payment of duplicating  fees,  by  electronic  request  to  PUBLICINFO@SEC.GOV  or by  writing  the  Public  Reference  Section of the
                                                 ------------------
Commission,  Washington,  D.C.  20549-0102.  The  information  can also be reviewed and copied at the  Commission's  Public
Reference Room in  Washington,  D.C.  Information on the operation of the Public  Reference Room may be obtained by calling the  Commission  at  1-800-942-8090.  Finally,  information  about the Company is  available  on the EDGAR  Database on the
Commission's Internet site at HTTP://WWW.SEC.GOV.
                              ------------------

Investment Company Act File No. 811-08085

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                   March 1, 2001
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                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.
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Table of Contents                                                                                                      Page
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         ASAF INVESCO Health Sciences Fund.................................................................................

         ASAF Alliance Bernstein 50/50 Growth + Value Fund.................................................................
         ASAF Sanford Bernstein Deep Value Fund............................................................................

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This Statement of Additional  Information  ("SAI") is not a prospectus  and should be read in conjunction  with the
Company's current  Prospectus,  dated March 1, 2000. A copy of the Company's  Prospectus may be obtained by writing to  "American  Skandia  Advisor  Funds,  Inc." at P.O. Box 8012,  Boston,  Massachusetts  02266-8012  or by calling
1-800-SKANDIA.

                                                GENERAL INFORMATION

         American  Skandia  Advisor  Funds,  Inc. (the  "Company")  is an open-end  management  investment  company comprised of twenty-nine  diversified  investment portfolios (each a "Fund" and together the "Funds").  The Company was  established  as a Maryland  corporation  on March 5, 1997,  and had no  business  history  prior to the Fund's commencement  of  operations  on July 28, 1997.  Five of the Funds -- ASAF American  Century  International  Growth
Fund (formerly,  the ASAF T. Rowe Price  International  Equity Fund),  ASAF Janus Capital Growth Fund, ASAF INVESCO
Equity  Income Fund,  ASAF Total Return Bond Fund and ASAF JPM Money Market Fund (each a "Feeder Fund" and together the "Feeder Funds") -- invest all of their investable  assets in a corresponding  portfolio (each a "Portfolio" and together the  "Portfolios")  of American  Skandia Master Trust (the  "Trust"),  an open-end  management  investment company  comprised of five  diversified  investment  portfolios.  Each Portfolio of the Trust invests in securities in  accordance  with an  investment  objective,  investment  policies  and  limitations  identical  to those of its corresponding  Feeder  Fund.  This  "master/feeder"  fund  structure  differs  from that of the other  Funds of the
Company and many other  investment  companies  which directly  invest and manage their own portfolio of securities.
Those  Funds of the  Company  which  currently  are not  organized  under a  "master/feeder"  fund  structure  (the
"Non-Feeder  Funds")  retain the right to invest  their  assets in a  corresponding  Portfolio  of the Trust in the future. For additional  information  regarding the  "master/feeder"  fund structure,  see the Company's  Prospectus under "Special  Information on the 'Master  Feeder' Fund Structure" and this SAI under  "Additional  Information on the `Master Feeder' Fund Structure."

         American  Skandia  Investment  Services,  Incorporated  ("ASISI" or the "Investment  Manager") acts as the investment  manager for both the  Non-Feeder  Funds and the  Portfolios.  Currently,  ASISI  engages the  following sub-advisors  ("Sub-advisor(s)")  for the investment  management of each  Non-Feeder  Fund and Portfolio:  (a) ASAF
Founders  International  Small  Capitalization  Fund:  Founders Asset  Management  LLC; (b) ASAF AIM  International
Equity Fund: A I M Capital Management,  Inc.; (c) ASAF Janus Overseas Growth Fund: Janus Capital  Corporation;  (d)
ASMT American  Century  International  Growth  Portfolio  (formerly,  the ASMT T. Rowe Price  International  Equity
Portfolio);  American  Century  Investment  Management,  Inc. (e) ASAF Janus Small-Cap  Growth Fund:  Janus Capital
Corporation;  (f) ASAF Scudder Small-Cap Growth Fund: Zurich Scudder  Investments,  Inc. (g) ASAF Gabelli Small-Cap
Value Fund:  GAMCO  Investors,  Inc.;  (h) ASAF Janus  Mid-Cap  Growth Fund:  Janus Capital  Corporation;  (i) ASAF
Neuberger  Berman Mid-Cap Growth Fund:  Neuberger  Berman  Management Inc.; (j) ASAF Neuberger Berman Mid-Cap Value
Fund:  Neuberger Berman Management Inc.; (k) ASAF Alger All-Cap Growth Fund: Fred Alger Management,  Inc.; (l) ASAF
Gabelli All-Cap Value Fund: GAMCO Investors,  Inc.; (m) ASAF INVESCO  Technology Fund:  INVESCO Funds Group,  Inc.;
(n) ASAF INVESCO Health  Sciences  Fund:  INVESCO Funds Group,  Inc. (o) ASAF Rydex Managed OTC Fund:  Rydex Global
Advisors;  (p) ASAF Alliance Growth Fund (formerly,  the ASAF Oppenheimer  Large-Cap Growth Fund); Alliance Capital
Management  L.P.; (q) ASAF Marsico Capital Growth Fund:  Marsico Capital  Management,  LLC.; (r) ASMT Janus Capital
Growth  Portfolio:  Janus Capital  Corporation;  (s) ASAF T. Rowe Price Tax Managed Fund: T. Rowe Price Associates,
Inc.;  (t) ASAF  Alliance/Bernstein  50/50 Growth + Value Fund:  Alliance  Capital  Management  L.P. and Sanford C.
Bernstein & Co.,  LLP ; (u) ASAF  Sanford  Bernstein  Deep Value Fund:  Sanford C.  Bernstein & Co.,  LLP; (v) ASAF
Sanford  Bernstein  Managed  Index 500 Fund  (formerly,  ASAF Bankers  Trust  Managed  Index 500 Fund):  Sanford C.
Bernstein & Co.;  (w) ASAF  Alliance  Growth & Income Fund  (formerly,  ASAF Lord Abbett  Growth and Income  Fund):
Alliance  Capital  Management  L.P.;  (x) ASAF MFS  Growth  with  Income  Fund:  Massachusetts  Financial  Services
Company;  (y) ASMT  INVESCO  Equity  Income  Portfolio:  INVESCO  Funds  Group,  Inc.;  (z) ASAF  American  Century
Strategic Balanced Fund:  American Century Investment  Management,  Inc.; (aa) ASAF Federated High Yield Bond Fund:
Federated  Investment  Counseling;  (bb) ASMT PIMCO Total  Return Bond  Portfolio:  Pacific  Investment  Management
Company LLC; and (cc) ASMT JPM Money Market Portfolio: J.P. Morgan Investment Management Inc.

                                         INVESTMENT PROGRAMS OF THE FUNDS

         The following  information  supplements,  and should be read in  conjunction  with,  the discussion in the
Prospectus of the investment  objective and policies of each Fund and Portfolio.  The investment  objective of each
Fund or Portfolio and  supplemental  information  regarding its investment  policies are described below separately for each Fund or Portfolio.

         The investment  objective and,  unless  otherwise  specified,  the investment  policies and limitations of each Fund and  Portfolio are not  "fundamental"  policies and may be changed by the Directors of the Company or the
Trustees of the Trust, where applicable,  without  shareholder  approval.  Those investment  policies  specifically labeled as "fundamental,"  including those described in the "Fundamental  Investment  Restrictions" section of this
SAI, may not be changed without shareholder  approval.  Fundamental  investment policies of a Fund or Portfolio may be  changed  only with the  approval  of at least the  lesser of (1) 67% or more of the total  units of  beneficial interest  ("shares") of the Fund or Portfolio  represented  at a meeting at which more than 50% of the  outstanding shares of the Fund or  Portfolio  are  represented,  or (2) a  majority  of the  outstanding  shares of the Fund or
Portfolio.

         Notwithstanding  any other investment  policy of a Fund, each Fund may invest all of its investable assets
(cash,  securities,  and receivables  relating to securities) in an open-end  management  investment company having substantially  the same investment  objective,  policies and  limitations as the Fund.  Those Funds which currently invest  all of  their  investable  assets  in such a  manner,  the  Feeder  Funds,  seek to meet  their  respective investment  objectives  by investing  all of their  investable  assets in a  corresponding  Portfolio of the Trust, which in turn invests directly in a portfolio of securities in accordance with the investment  objective,  policies and  limitations  of its Feeder Fund. The investment  objective,  policies and  limitations of each Feeder Fund are otherwise  identical to those of its  corresponding  Portfolio.  As such,  the  following  discussion of the Feeder
Funds, including references to the Directors of the Company,  apply equally to the Funds' corresponding  Portfolios and the Trustees of the Trust, respectively.

ASAF Founders International Small Capitalization Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Options  On Stock  Indices  and  Stocks.  An option is a right to buy or sell a  security  at a  specified price  within a limited  period of time.  The Fund may write  ("sell")  covered  call  options on any or all of its portfolio  securities.  In addition,  the Fund may purchase  options on securities.  The Fund may also purchase put and call options on stock indices.

         The Fund may write  ("sell")  options on any or all of its portfolio  securities and at such time and from time to time as the Sub-advisor  shall determine to be  appropriate.  No specified  percentage of the Fund's assets is invested in  securities  with respect to which options may be written.  The extent of the Fund's option  writing activities  will vary from time to time  depending  upon the  Sub-advisor's  evaluation  of  market,  economic  and monetary conditions.

         When the Fund  purchases  a security  with  respect  to which it intends to write an option,  it is likely that the option will be written  concurrently  with or shortly after  purchase.  The Fund will write an option on a particular  security only if the Sub-advisor  believes that a liquid secondary market will exist on an exchange for options of the same series,  which will permit the Fund to enter into a closing purchase  transaction and close out its  position.  If the Fund  desires to sell a  particular  security  on which it has  written  an option,  it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

         The Fund may enter into closing  purchase  transactions  to reduce the  percentage  of its assets  against which options are written,  to realize a profit on a previously  written  option,  or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

         Options  written by the Fund will  normally have  expiration  dates between three and nine months from the date  written.  The exercise  prices of options may be below,  equal to or above the current  market  values of the underlying  securities  at the times the  options are  written.  From time to time for tax and other  reasons,  the
Fund may purchase an  underlying  security  for  delivery in  accordance  with an exercise  notice  assigned to it, rather than delivering such security from its portfolio.

         A stock index  measures the  movement of a certain  group of stocks by  assigning  relative  values to the stocks  included in the index.  The Fund  purchases put options on stock  indices to protect the portfolio  against decline in value.  The Fund  purchases  call  options on stock  indices to  establish  a position  in equities as a temporary  substitute  for  purchasing  individual  stocks  that then may be acquired  over the option  period in a manner  designed to minimize  adverse  price  movements.  Purchasing  put and call  options on stock  indices  also permits greater time for evaluation of investment  alternatives.  When the  Sub-advisor  believes that the trend of stock  prices may be  downward,  particularly  for a short  period of time,  the  purchase  of put options on stock indices may  eliminate  the need to sell less liquid  stocks and  possibly  repurchase  them later.  The purpose of these  transactions is not to generate gain, but to "hedge" against possible loss.  Therefore,  successful  hedging activity  will not produce  net gain to the Fund.  Any gain in the price of a call option is likely to be offset by higher  prices the Fund must pay in rising  markets,  as cash  reserves are  invested.  In declining  markets,  any increase in the price of a put option is likely to be offset by lower prices of stocks owned by the Fund.

         The Fund may purchase  only those put and call  options  that are listed on a domestic  exchange or quoted on the automatic  quotation system of the National  Association of Securities  Dealers,  Inc.  ("NASDAQ").  Options
traded on stock  exchanges are either  broadly  based,  such as the Standard & Poor's 500 Stock Index and 100 Stock
Index,  or involve  stocks in a designated  industry or group of  industries.  The Fund may utilize  either broadly based or market segment indices in seeking a better correlation between the indices and the Fund.

         Transactions  in options are  subject to  limitations,  established  by each of the  exchanges  upon which options are traded,  governing the maximum  number of options which may be written or held by a single  investor or group of investors  acting in concert,  regardless of whether the options are held in one or more  accounts.  Thus, the  number  of  options  the Fund may hold may be  affected  by  options  held by other  advisory  clients  of the
Sub-advisor.  As of the date of this SAI,  the  Sub-advisor  believes  that these  limitations  will not affect the purchase of stock index options by the Fund.

         One risk of  holding a put or a call  option is that if the option is not sold or  exercised  prior to its expiration,  it becomes  worthless.  However,  this risk is limited to the premium paid by the Fund. Other risks of purchasing  options include the possibility  that a liquid  secondary  market may not exist at a time when the Fund may wish to close out an option  position.  It is also  possible  that trading in options on stock indices might be halted at a time when the  securities  markets  generally  were to remain open.  In cases where the market value of an issue  supporting  a covered call option  exceeds the strike  price plus the premium on the call,  the Fund will lose the right to  appreciation  of the stock for the  duration  of the option.  For an  additional  discussion  of options on stock indices and stocks and certain risks involved therein,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts.  The  Fund  may  enter  into  futures  contracts  (or  options  thereon)  for  hedging purposes.  U.S.  futures  contracts are traded on exchanges  which have been designated  "contract  markets" by the
Commodity Futures Trading  Commission (the "CFTC") and must be executed through a futures  commission  merchant (an
"FCM") or brokerage firm which is a member of the relevant  contract market.  Although  futures  contracts by their terms call for the delivery or acquisition  of the  underlying  commodities or a cash payment based on the value of the  underlying  commodities,  in most cases the  contractual  obligation is offset before the delivery date of the contract by buying,  in the case of a  contractual  obligation  to sell,  or selling,  in the case of a contractual obligation  to buy, an  identical  futures  contract on a  commodities  exchange.  Such a  transaction  cancels the obligation to make or take delivery of the commodities.

         The  acquisition or sale of a futures  contract could occur,  for example,  if the Fund held or considered purchasing  equity  securities and sought to protect itself from  fluctuations  in prices without buying or selling those  securities.  For  example,  if prices were  expected to decrease,  the Fund could sell equity index  futures contracts,  thereby  hoping to offset a potential  decline in the value of equity  securities in the portfolio by a corresponding  increase  in the value of the futures  contract  position  held by the Fund and thereby  prevent the
Fund's net asset value from  declining  as much as it otherwise  would have.  The Fund also could  protect  against potential  price  declines by selling  portfolio  securities  and investing in money market  instruments.  However, since the  futures  market is more liquid  than the cash  market,  the use of futures  contracts  as an  investment technique would allow the Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly,  when prices of equity  securities are expected to increase,  futures contracts could be bought to attempt to hedge against the  possibility of having to buy equity  securities at higher  prices.  This technique is sometimes known as an anticipatory  hedge.  Since the  fluctuations in the value of futures  contracts should be similar to those of equity  securities,  the Fund could take advantage of the potential rise in the value of equity securities  without  buying them until the market had  stabilized.  At that time,  the futures  contracts  could be liquidated and the Fund could buy equity securities on the cash market.

         The Fund may also  enter  into  interest  rate and  foreign  currency  futures  contracts.  Interest  rate futures contracts currently are traded on a variety of fixed-income  securities,  including long-term U.S. Treasury
Bonds, Treasury Notes, Government National Mortgage Association modified pass-through  mortgage-backed  securities,
U.S.  Treasury Bills,  bank  certificates  of deposit and commercial  paper.  Foreign  currency  futures  contracts currently are traded on, among others, the British pound,  Canadian dollar,  Japanese yen, Swiss franc, West German mark, Mexican peso, Australian dollar, Brazilian real and on Eurodollar deposits.

         The Fund will not, as to any positions,  whether long, short or a combination thereof,  enter into futures and options  thereon for which the  aggregate  initial  margins and premiums  exceed 5% of the fair market value of its total assets after taking into account  unrealized  profits and losses on options  entered into. In the case of an option that is  "in-the-money,"  the  in-the-money  amount may be excluded  in  computing  such 5%. In general a call option on a future is "in-the-money"  if the value of the future exceeds the exercise  ("strike") price of the call;  a put option on a future is  "in-the-money"  if the value of the future  which is the  subject of the put is exceeded  by the  strike  price of the put.  The Fund may use  futures  and  options  thereon  solely for bona fide hedging  or for  other  non-speculative  purposes.  As to long  positions  which  are  used  as part of the  Fund's strategies and are incidental to its activities in the underlying  cash market,  the "underlying  commodity  value"
of the  Fund's  futures  and  options  thereon  must not  exceed  the sum of (i) cash set aside in an  identifiable
manner,  or  short-term  U.S.  debt  obligations  or  other  dollar-denominated   high-quality,   short-term  money
instruments so set aside,  plus sums deposited on margin;  (ii) cash proceeds from existing  investments  due in 30 days; and (iii) accrued profits held at the futures  commission  merchant.  The "underlying  commodity  value" of a future is computed  by  multiplying  the size of the future by the daily  settlement  price of the  future.  For an option on a future, that value is the underlying commodity value of the future underlying the option.

         Unlike the  situation  in which the Fund  purchases  or sells a security,  no price is paid or received by the Fund  upon  the  purchase  or sale of a  futures  contract.  Instead,  the Fund is  required  to  deposit  in a segregated asset account an amount of cash or qualifying securities  (currently U.S. Treasury bills),  currently in a  minimum  amount  of  $15,000.  This is called  "initial  margin."  Such  initial  margin  is in the  nature of a performance  bond or good faith deposit on the contract.  However,  since losses on open  contracts are required to be  reflected  in cash in the form of  variation  margin  payments,  the Fund may be  required  to make  additional payments  during the term of a contract to its  broker.  Such  payments  would be  required,  for  example,  where, during the term of an  interest  rate  futures  contract  purchased  by the Fund,  there was a general  increase in interest  rates,  thereby making the Fund's  securities less valuable.  In all instances  involving the purchase of financial  futures  contracts by the Fund, an amount of cash  together  with such other  securities as permitted by applicable  regulatory  authorities  to be utilized  for such  purpose,  at least equal to the market  value of the future  contracts,  will be deposited  in a segregated  account  with the Fund's  custodian  to  collateralize  the position.  At any time prior to the expiration of a futures  contract,  the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

         Because futures  contracts are generally  settled within a day from the date they are closed out, compared with a settlement  period of three  business  days for most types of  securities,  the futures  markets can provide superior liquidity to the securities  markets.  Nevertheless,  there is no assurance a liquid secondary market will exist for any particular  futures  contract at any particular  time. In addition,  futures  exchanges may establish daily price  fluctuation  limits for futures  contracts and may halt trading if a contract's  price moves upward or downward  more than the limit in a given  day.  On  volatile  trading  days  when the  price  fluctuation  limit is reached,  it would be impossible for the Fund to enter into new positions or close out existing  positions.  If the secondary  market for a futures  contract were not liquid  because of price  fluctuation  limits or otherwise,  the
Fund would not promptly be able to liquidate  unfavorable  futures  positions and potentially  could be required to continue to hold a futures  position  until the delivery  date,  regardless  of changes in its value.  As a result, the Fund's  access to other assets held to cover its futures  positions  also could be impaired.  For an additional discussion of futures  contracts  and certain risks  involved  therein,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures  Contracts.  The Fund may  purchase  put and call  options  on  futures  contracts.  An option on a futures  contract  provides the holder with the right to enter into a "long" position in the underlying futures contract,  in the case of a call option, or a "short" position in the underlying  futures contract,  in the case of a put option,  at a fixed exercise price to a stated  expiration  date.  Upon exercise of the option by the holder, a contract market clearing house  establishes a corresponding  short position for the writer of the option, in the case of a call option,  or a  corresponding  long position,  in the case of a put option.  In the event that an option is  exercised,  the  parties  will be subject  to all the risks  associated  with the  trading of futures contracts, such as payment of variation margin deposits.

         A position in an option on a futures  contract  may be  terminated  by the  purchaser  or seller  prior to expiration by effecting a closing purchase or sale  transaction,  subject to the availability of a liquid secondary market,  which is the  purchase  or sale of an  option  of the same  series  (i.e.,  the same  exercise  price  and expiration  date) as the option  previously  purchased  or sold.  The  difference  between  the  premiums  paid and received represents the trader's profit or loss on the transaction.

         An option,  whether based on a futures  contract,  a stock index or a security,  becomes  worthless to the holder when it expires.  Upon  exercise of an option,  the  exchange or  contract  market  clearing  house  assigns exercise  notices on a random basis to those of its members which have written  options of the same series and with the same  expiration  date. A brokerage  firm  receiving  such notices then assigns them on a random basis to those of its  customers  which have written  options of the same series and  expiration  date. A writer  therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

         The  purchase of a call  option on a futures  contract  is similar in some  respects to the  purchase of a call option on an  individual  security.  See "Options on Foreign  Currencies"  below.  Depending on the pricing of the  option  compared  to  either  the price of the  futures  contract  upon  which it is based or the price of the underlying  instrument,  ownership  of the  option  may or may not be less  risky  than  ownership  of the  futures contract  or the  underlying  instrument.  As with the  purchase of futures  contracts,  when the Fund is not fully invested it could buy a call option on a futures  contract to hedge  against a market  advance.  The  purchase of a put option on a futures  contract  is  similar in some  respects  to the  purchase  of  protective  put  options on portfolio  securities.  For example,  the Fund would be able to buy a put option on a futures contract to hedge the
Fund  against  the risk of falling  prices.  For an  additional  discussion  of options  on futures  contracts  and certain  risks  involved  therein,  see this SAI and the  Company's  Prospectus  under  "Certain  Risks Factors and
Investment Methods."

         Options on  Foreign  Currencies.  The Fund may buy and sell  options on  foreign  currencies  for  hedging purposes in a manner  similar to that in which  futures on foreign  currencies  would be utilized.  For example,  a decline in the U.S. dollar value of a foreign currency in which portfolio  securities are denominated  would reduce the U.S.  dollar  value of such  securities,  even if their value in the foreign  currency  remained  constant.  In order to protect against such diminutions in the value of portfolio  securities,  the Fund could buy put options on the foreign currency.  If the value of the currency  declines,  the Fund would have the right to sell such currency for a fixed amount in U.S.  dollars and would thereby  offset,  in whole or in part, the adverse effect on the Fund which  otherwise would have resulted.  Conversely,  when a rise is projected in the U.S. dollar value of a currency in which  securities to be acquired are  denominated,  thereby  increasing  the cost of such  securities,  the Fund could buy call options  thereon.  The purchase of such options could  offset,  at least  partially,  the effects of the adverse movements in exchange rates.

         Options on foreign currencies traded on national  securities  exchanges are within the jurisdiction of the
Securities and Exchange  Commission (the "SEC"),  as are other  securities  traded on such exchanges.  As a result, many of the  protections  provided  to  traders on  organized  exchanges  will be  available  with  respect to such transactions.  In  particular,  all  foreign  currency  option  positions  entered  into on a  national  securities exchange are cleared and  guaranteed by the Options  Clearing  Corporation  ("OCC"),  thereby  reducing the risk of counterparty  default.  Further, a liquid secondary market in options traded on a national  securities exchange may be more readily available than in the over-the-counter  market,  potentially  permitting the Fund to liquidate open positions  at a profit  prior to  exercise  or  expiration,  or to limit  losses  in the  event of  adverse  market movements.

         The purchase and sale of  exchange-traded  foreign currency options,  however,  is subject to the risks of the  availability of a liquid  secondary  market  described  above,  as well as the risks regarding  adverse market movements,  margining of options  written,  the nature of the foreign  currency  market,  possible  intervention by governmental  authorities,  and the effects of other political and economic  events.  In addition,  exchange-traded options on foreign  currencies  involve certain risks not presented by the  over-the-counter  market.  For example, exercise and settlement of such options must be made  exclusively  through the OCC, which has  established  banking relationships in applicable  foreign  countries for this purpose.  As a result,  the OCC may, if it determines that foreign  governmental  restrictions  or taxes would  prevent  the orderly  settlement  of foreign  currency  option exercises,  or would result in undue  burdens on the OCC or its  clearing  member,  impose  special  procedures  on exercise and settlement,  such as technical changes in the mechanics of delivery of currency,  the fixing of dollar settlement prices, or prohibitions on exercise.

         Risk  Factors of  Investing  in Futures  and  Options.  The  successful  use of the  investment  practices described  above with  respect to futures  contracts,  options on  futures  contracts,  and  options on  securities indices,  securities,  and foreign  currencies  draws upon skills and  experience  which are  different  from those needed to select  the other  instruments  in which the Fund  invests.  Should  interest  or  exchange  rates or the prices of  securities  or financial  indices  move in an  unexpected  manner,  the Fund may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse  position than if such  strategies had not been used.  Unlike  many  exchange-traded  futures  contracts  and options on futures  contracts,  there are no daily  price  fluctuation  limits  with  respect  to options  on  currencies  and  negotiated  or  over-the-counter instruments,  and adverse market  movements could therefore  continue to an unlimited extent over a period of time.
In addition,  the correlation  between  movements in the price of the securities and currencies  hedged or used for cover will not be perfect and could produce unanticipated losses.

         The  Fund's  ability  to  dispose  of its  positions  in the  foregoing  instruments  will  depend  on the availability  of liquid markets in the  instruments.  Markets in a number of the instruments are relatively new and still  developing  and it is  impossible  to  predict  the  amount  of  trading  interest  that may  exist in those instruments  in the future.  Particular  risks exist with respect to the use of each of the  foregoing  instruments and could result in such adverse  consequences  to the Fund as the possible loss of the entire  premium paid for an option  bought by the Fund and the possible need to defer  closing out  positions in certain  instruments  to avoid adverse  tax  consequences.  As a  result,  no  assurance  can be given  that the  Fund  will be able to use  those instruments effectively for the purposes set forth above.

         In addition,  options on U.S.  Government  securities,  futures  contracts,  options on futures contracts, forward  contracts and options on foreign  currencies may be traded on foreign  exchanges and  over-the-counter  in foreign  countries.  Such transactions are subject to the risk of governmental  actions affecting trading in or the prices of foreign  currencies or securities.  The value of such  positions also could be affected  adversely by (i)
other complex foreign  political and economic factors,  (ii) lesser  availability than in the United States of data on which to make trading  decisions,  (iii) delays in the Fund's ability to act upon economic  events  occurring in foreign  markets  during  nonbusiness  hours in the United States,  (iv) the  imposition of different  exercise and settlement  terms and procedures and margin  requirements  than in the United States,  and (v) low trading  volume.
For an additional  discussion of certain risks  involved in investing in futures and options,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  Investments  in foreign  countries  involve  certain  risks which are not  typically associated with U.S.  investments.  For a discussion of certain risks involved in foreign  investing,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Forward  Contracts for Purchase or Sale of Foreign  Currencies.  The Fund  generally  conducts its foreign currency  exchange  transactions on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  exchange currency  market.  When the Fund  purchases or sells a security  denominated  in a foreign  currency,  it may enter into a forward  foreign  currency  contract  ("forward  contract")  for the purchase or sale, for a fixed amount of dollars,  of the amount of foreign currency  involved in the underlying  security  transaction.  A forward contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the  parties,  at a price set at the time of the  contract.  The
Fund  generally will not enter into forward  contracts with a term greater than one year. In this manner,  the Fund may obtain  protection  against a possible loss resulting from an adverse  change in the  relationship  between the
U.S.  dollar and the foreign  currency during the period between the date the security is purchased or sold and the date upon which  payment is made or  received.  Although  such  contracts  tend to minimize the risk of loss due to the  decline  in the value of the hedged  currency,  at the same time they tend to limit any  potential  gain which might result should the value of such currency increase.  The Fund will not speculate in forward contracts.

         Forward  contracts  are  traded in the  interbank  market  conducted  directly  between  currency  traders
(usually large  commercial  banks) and their customers.  Generally a forward  contract has no deposit  requirement, and no  commissions  are charged at any stage for trades.  Although  foreign  exchange  dealers do not charge a fee for  conversion,  they do realize a profit  based on the  difference  between the prices at which they buy and sell various  currencies.  When the Sub-advisor  believes that the currency of a particular foreign country may suffer a substantial  decline against the U.S. dollar (or sometimes  against  another  currency),  the Fund may enter into a forward contract to sell, for a fixed dollar or other currency amount,  foreign  currency  approximating  the value of some or all of the  Fund's  securities  denominated  in that  currency.  In  addition,  the Fund may  engage  in
"proxy-hedging,"  i.e.,  entering into forward contracts to sell a different foreign currency than the one in which the  underlying  investments  are  denominated  with the  expectation  that the value of the hedged  currency  will correlate with the value of the  underlying  currency.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts  where the  fulfillment  of the  contracts  would  require the Fund to deliver an amount of foreign  currency or a proxy currency in excess of the value of its portfolio  securities or other assets denominated in the currency being hedged.  Forward  contracts  may, from time to time, be considered  illiquid,  in which case they would be subject to the Fund's limitation on investing in illiquid securities.

         At the  consummation of a forward  contract for delivery by the Fund of a foreign  currency,  the Fund may either make  delivery of the  foreign  currency or  terminate  its  contractual  obligation  to deliver the foreign currency by purchasing an  offsetting  contract  obligating  it to purchase,  at the same maturity  date,  the same amount of the foreign currency.  If the Fund chooses to make delivery of the foreign  currency,  it may be required to obtain  such  currency  through  the sale of  portfolio  securities  denominated  in such  currency  or  through conversion of other Fund assets into such currency.

         Dealings  in forward  contracts  by the Fund will be  limited  to the  transactions  described  above.  Of course,  the Fund is not required to enter into such transactions  with regard to its foreign  currency-denominated securities and will not do so unless deemed  appropriate by the  Sub-advisor.  It also should be realized that this method of  protecting  the value of the Fund's  securities  against a decline  in the value of a currency  does not eliminate  fluctuations  in the  underlying  prices of the  securities.  It simply  establishes  a rate of exchange which can be achieved at some future point in time.  Additionally,  although  such  contracts  tend to minimize the risk of loss due to the  decline  in the  value of the  hedged  currency,  at the same  time they tend to limit any potential  gain which might result should the value of such  currency  increase.  For an  additional  discussion of forward foreign currency  contracts and certain risks involved therein,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Lower-Rated  or  Unrated  Fixed-Income  Securities.  The Fund may  invest up to 5% of its total  assets in fixed-income  securities  which are unrated or are rated below  investment  grade either at the time of purchase or as a result of reduction in rating after purchase.  (This  limitation does not apply to convertible  securities and preferred  stocks.)  Investments  in  lower-rated  or unrated  securities  are  generally  considered to be of high risk.  These debt  securities,  commonly  referred to as junk bonds,  are  generally  subject to two kinds of risk, credit risk and market  risk.  Credit  risk  relates to the  ability of the issuer to meet  interest  or  principal payments,  or both, as they come due. The ratings given a security by Moody's Investors Service,  Inc.  ("Moody's")
and  Standard & Poor's  ("S&P")  provide a generally  useful  guide as to such credit risk.  For a  description  of securities  ratings,  see the Appendix to this SAI. The lower the rating given a security by a rating service,  the greater the credit  risk such rating  service  perceives  to exist with  respect to the  security.  Increasing  the amount of the Fund's assets  invested in unrated or lower grade  securities,  while  intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

         Market  risk  relates  to the fact that the market  values of debt  securities  in which the Fund  invests generally  will be affected by changes in the level of interest  rates.  An increase in interest rates will tend to reduce the market  values of such  securities,  whereas a decline in  interest  rates will tend to  increase  their values.  Medium and lower-rated  securities (Baa or BBB and lower) and non-rated  securities of comparable  quality tend to be subject to wider  fluctuations  in yields and market  values than higher rated  securities  and may have speculative  characteristics.  In order to decrease the risk in investing in debt securities,  in no event will the
Fund ever  invest in a debt  security  rated  below B by Moody's or by S&P.  Of course,  relying in part on ratings assigned by credit  agencies in making  investments  will not protect the Fund from the risk that the securities in which they invest will decline in value,  since credit  ratings  represent  evaluations of the safety of principal, dividend,  and  interest  payments  on debt  securities,  and not the market  values of such  securities,  and such ratings may not be changed on a timely basis to reflect subsequent events.

         Because investment in medium and lower-rated  securities involves greater credit risk,  achievement of the
Fund's  investment  objective may be more dependent on the  Sub-advisor's  own credit analysis than is the case for funds that do not invest in such  securities.  In  addition,  the share  price and yield of the Fund may  fluctuate more than in the case of funds  investing in higher  quality,  shorter term  securities.  Moreover,  a  significant economic  downturn  or  major  increase  in  interest  rates  may  result  in  issuers  of  lower-rated  securities experiencing  increased  financial  stress,  which would adversely affect their ability to service their principal, dividend,  and interest  obligations,  meet projected  business goals,  and obtain  additional  financing.  In this regard,  it should be noted that while the market for high yield debt  securities  has been in  existence  for many years and from time to time has  experienced  economic  downturns  in recent  years,  this  market  has  involved a significant  increase in the use of high yield debt securities to fund highly leveraged corporate  acquisitions and restructurings.  Past experience may not,  therefore,  provide an accurate  indication of future performance of the high yield debt  securities  market,  particularly  during  periods of economic  recession.  Furthermore,  expenses incurred in  recovering an  investment  in a defaulted  security may  adversely  affect the Fund's net asset value.
Finally,  while the  Sub-advisor  attempts to limit  purchases of medium and  lower-rated  securities to securities having an  established  secondary  market,  the secondary  market for such  securities  may be less liquid than the market for higher  quality  securities.  The reduced  liquidity of the  secondary  market for such  securities  may adversely  affect the market price of, and ability of the Fund to value,  particular  securities at certain  times, thereby  making it  difficult to make  specific  valuation  determinations.  The Fund does not invest in any medium and  lower-rated  securities  which present  special tax  consequences,  such as  zero-coupon  bonds or pay-in-kind bonds.  For an additional  discussion of certain risks  involved in  lower-rated  securities,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         The  Sub-advisor  seeks to reduce  the  overall  risks  associated  with the  Fund's  investments  through diversification  and  consideration  of  factors  affecting  the value of  securities  it  considers  relevant.  No assurance can be given,  however,  regarding the degree of success that will be achieved in this regard or that the
Fund will achieve its investment objective.

         Convertible  Securities.  The Fund may buy securities  convertible into common stock if, for example,  the
Sub-advisor  believes  that  a  company's  convertible  securities  are  undervalued  in  the  market.  Convertible securities  eligible for purchase  include  convertible  bonds,  convertible  preferred  stocks,  and  warrants.  A warrant is an  instrument  issued by a  corporation  which  gives the holder the right to  subscribe  to a specific amount  of the  corporation's  capital  stock at a set  price  for a  specified  period  of time.  Warrants  do not represent  ownership of the  securities,  but only the right to buy the  securities.  The prices of warrants do not necessarily move parallel to the prices of underlying  securities.  Warrants may be considered  speculative in that they have no voting  rights,  pay no  dividends,  and have no rights  with  respect to the assets of a  corporation issuing  them.  Warrant  positions  will not be used to increase  the leverage of the Fund;  consequently,  warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

         Temporary  Defensive  Investments.  Up to 100% of the assets of the Fund may be  invested  temporarily  in
U.S.  government  obligations,   commercial  paper,  bank  obligations,   repurchase  agreements,  negotiable  U.S.
dollar-denominated  obligations of domestic and foreign branches of U.S. depository institutions,  U.S. branches of foreign depository  institutions,  and foreign depository institutions,  in cash, or in other cash equivalents,  if the  Sub-advisor  determines it to be  appropriate  for purposes of enhancing  liquidity or  preserving  capital in light of prevailing market or economic  conditions.  U.S. government  obligations include Treasury bills, notes and bonds,  and issues of United States  agencies,  authorities and  instrumentalities.  Some  government  obligations, such as Government National Mortgage  Association  pass-through  certificates,  are supported by the full faith and credit of the United States  Treasury.  Other  obligations,  such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States  Treasury;  and others,  such as bonds issued by Federal National Mortgage Association (a private  corporation),  are supported only by the credit of the agency, authority  or  instrumentality.  The Fund also may  invest in  obligations  issued  by the  International  Bank for
Reconstruction and Development (IBRD or "World Bank").  For more information on  mortgage-related  securities,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1........Invest more than 15% of the market  value of its net assets in  securities  which are not readily marketable, including repurchase agreements maturing in over seven days;

         2........Purchase  securities  of other  investment  companies  except in compliance  with the  Investment
Company Act of 1940;

         3........Purchase any  securities on margin except to obtain such  short-term  credits as may be necessary for the clearance of  transactions  (and,  provided  that margin  payments and other  deposits in  connection  with transactions in options,  futures and forward contracts shall not be deemed to constitute  purchasing securities on margin); or

         4........Sell securities short.

         In addition,  in periods of uncertain  market and economic  conditions,  as determined by the Sub-advisor, the Fund may depart from its basic  investment  objective  and assume a defensive  position  with up to 100% of its assets temporarily invested in high quality corporate bonds or notes and government issues, or held in cash.

         If a  percentage  restriction  is adhered to at the time of  investment,  a later  increase or decrease in percentage  beyond the specified  limit that results from a change in values or net assets will not be considered a violation.

ASAF AIM INTERNATIONAL EQUITY FUND:

Investment  Objective:  The investment  objective of the Fund is to seek long-term capital growth by investing in a diversified  portfolio of  international  equity  securities the issuers of which are considered by the Sub-advisor to have strong earnings momentum.

Investment Policies:

         In managing the Fund,  the  Sub-advisor  seeks to apply to the Fund the same  investment  strategy that it applies to several  of its other  managed  portfolios  that have  similar  investment  objectives  but that  invest primarily in United  States  equities  markets.  The Fund will utilize to the extent  practicable  a fully  managed investment policy providing for the selection of securities which meet certain  quantitative  standards  determined by the  Sub-advisor.  The  Sub-advisor  reviews  carefully  the earnings  history and  prospects for growth of each company  considered  for  investment by the Fund. It is  anticipated  that common stocks will be the principal form of investment  of the Fund.  The Fund is primarily  comprised of  securities of two basic  categories of companies:
(a) "core" companies,  which the Sub-advisor  considers to have experienced  above-average and consistent long-term growth in earnings and to have excellent  prospects for outstanding future growth, and (b) "earnings  acceleration"
companies, which the Sub-advisor believes are currently enjoying a dramatic increase in earnings.

         If a particular  foreign  company meets the  quantitative  standards  determined by the  Sub-advisor,  its securities  may be acquired by the Fund  regardless of the location of the company or the  percentage of the Fund's investments  in the company's  country or region.  However,  the  Sub-advisor  will also consider  other factors in making  investment  decisions for the Fund,  including such factors as the prospects for relative  economic  growth among countries or regions, economic and political conditions,  currency exchange fluctuations,  tax considerations and the liquidity of a particular security.

         The Sub-advisor  recognizes that often there is less public  information  about foreign  companies than is available in reports supplied by domestic  companies,  that foreign companies are not subject to uniform accounting and  financial  reporting  standards,  and that there may be greater  delays  experienced  by the Fund in receiving financial  information  supplied by foreign companies than comparable  information  supplied by domestic companies.
In addition,  the value of the Fund's  investments  that are  denominated in a foreign  currency may be affected by changes in currency  exchange rates.  For these and other reasons,  the Sub-advisor from time to time may encounter greater  difficulty  applying its  disciplined  stock  selection  strategy to an  international  equity  investment portfolio than to a portfolio of domestic equity securities.

         Any  income  realized  by the  Fund  will be  incidental  and will not be an  important  criterion  in the selection of portfolio securities.

         Under  normal  market  conditions  the Fund will  invest at least  70% of its total  assets in  marketable equity  securities,  including common stock,  preferred stock, and other securities having the  characteristics  of stock (such as an equity or ownership  interest in a company) of foreign  companies that are listed on a recognized foreign  securities  exchange  or  traded on a  foreign  over-the-counter  market.  The Fund may also  satisfy  the foregoing  requirement  in part by investing in the  securities  of foreign  issuers in the form of ADRs,  EDRs, or other  securities  representing  underlying  securities of foreign  issuers.  The Fund may also invest up to 20% of its total assets in securities  exchangeable  for or convertible into equity  securities of foreign  companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market.

         Under normal  market  conditions,  the Fund intends to invest in a  diversified  portfolio  that  includes companies  located in at least four countries outside of the United States.  The Fund will emphasize  investment in foreign  companies  in the  developed  countries  of Western  Europe  (such as Germany,  France,  Switzerland,  the
Netherlands  and the United  Kingdom)  and the Pacific  Basin  (such as Japan,  Hong Kong and  Australia),  but the
Portfolio  may also  invest in the  securities  of  companies  located  in  developing  countries  (such as Turkey,
Malaysia  and  Mexico)  in  various  regions  of the  world.  The risks of  investment  in the  equity  markets  of developing  countries are described in more detail  immediately  below and in this  Statement  under  "Certain Risk
Factors and Investment Methods."

         Real Estate Investment  Trusts  ("REITs").  The Fund may invest in equity and/or debt securities issued by
REITs.  Such investments will not exceed 5% of the total assets of the Fund.

         REITs are trusts that sell equity or debt  securities  to investors and use the proceeds to invest in real estate or interests  therein.  A REIT may focus on particular types of projects,  such as apartment  complexes,  or geographic regions, such as the Southeastern United States, or both.

         To the extent that the Fund invests in REITs,  it could  conceivably  own real estate directly as a result of a default on the securities it owns. The Fund,  therefore,  may be subject to certain risks  associated with the direct ownership of real estate,  including difficulties in valuing and trading real estate,  declines in the value of real estate,  environmental  liability risks,  risks related to general and local economic  conditions,  adverse change in the climate for real  estate,  increases  in property  taxes and  operating  expenses,  changes in zoning laws,  casualty or  condemnation  losses,  limitations  on rents,  changes in  neighborhood  values,  the appeal of properties to tenants, and increases in interest rates.

         In  addition to the risks  described  above,  equity  REITs may be affected by any changes in the value of the  underlying  property  owned by the trusts,  while  mortgage REITs may be affected by the quality of any credit extended.  Equity and mortgage REITs are dependent upon  management  skill,  and are generally not  diversified and therefore  are  subject to the risk of  financing  single or a limited  number of  projects.  Such  trusts are also subject to heavy cash flow dependency, defaults by borrowers,  self-liquidation,  and the possibility that the REIT will fail to maintain  its  exemption  from the 1940 Act.  Changes in  interest  rates may also affect the value of debt securities of REITs held by the Fund. By investing in REITs  indirectly  through the Fund, a shareholder  will bear not only his/her  proportionate share of the expenses of the Fund, but also,  indirectly,  similar expenses of the REITs.

         Reverse  Repurchase  Agreements.  The Fund may employ  reverse  repurchase  agreements  (i) for  temporary emergency  purposes,  such as to meet  unanticipated  net  redemptions so as to avoid  liquidating  other portfolio securities during  unfavorable  market  conditions;  (ii) to cover short-term cash requirements  resulting from the timing of trade  settlements;  or (iii) to take  advantage of market  situations  where the  interest  income to be earned from the from the  investment  of the proceeds of the  transaction  is greater than the interest  expense of the transaction.  The Fund may enter into reverse  repurchase  agreements in amounts not exceeding 10% of the value of its total assets.  Reverse repurchase  agreements involve the risk that the market value of securities  retained by the Fund in lieu of liquidation  may decline below the repurchase  price of the securities sold by the Fund that it is obligated to repurchase.  This risk could cause a reduction in the net asset value of the Fund's shares.

         Additional  information  about reverse  repurchase  agreements and their risks are included in the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Lending of Portfolio  Securities.  While  securities are being lent, the Fund will continue to receive the equivalent  of the  interest  or  dividends  paid by the  issuer  on the  securities,  as well as  interest  on the investment of the  collateral  or a fee from the borrower.  The Fund has the right to call its loans and obtain the securities on three business days' notice or, in connection  with  securities  trading on foreign  markets,  within such  longer  period of time that  coincides  with the normal  settlement  period for  purchases  and sales of such securities  in such  foreign  markets.  The risks in lending  portfolio  securities,  as with other  extensions  of secured credit,  consist of possible delay in receiving additional  collateral or in the recovery of the securities or possible loss of rights in the collateral  should the borrower fail  financially.  Additional  information about the lending of portfolio  securities is included in this Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Borrowings.  The Fund may  borrow  money to a  limited  extent  from  banks  for  temporary  or  emergency purposes  subject  to the  limitations  under  the 1940 Act.  In  addition,  the Fund does not  intend to engage in leverage;  therefore,  consistent with current  interpretations  of the SEC, the Fund will not purchase  additional securities  while  borrowings  from banks  exceed 5% of the  Fund's  total  assets.  Additional  information  about borrowing is included in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Securities  Issued on a  When-Issued  or  Delayed-Delivery  Basis.  The Fund may purchase  securities on a
"when-issued"  basis,  that is,  delivery of and payment for the  securities  is not fixed at the date of purchase, but is set after the securities are issued  (normally  within  forty-five days after the date of the  transaction).
The Fund also may  purchase  or sell  securities  on a  delayed-delivery  basis.  The  payment  obligation  and the interest  rate that will be  received  on the delayed  delivery-securities  are fixed at the time the buyer  enters into the  commitment.  If the Fund purchases a when-issued  security or enters into a  delayed-delivery  agreement, the  Fund's  custodian  bank  will  segregate  cash or other  liquid  assets  in an  amount  at least  equal to the when-issued  commitment or  delayed-delivery  agreement  commitment.  Additional  information about when-issued and delayed-delivery  transactions  and their risks is included in this Statement and in the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Short Sales  "Against  the Box." As described  in the Trust's  Prospectus,  the Fund may from time to time make short sales against the box. To secure its  obligation  to deliver the  securities  sold short,  the Fund will deposit  in escrow in a  separate  account  with its  custodian  an equal  amount of the  securities  sold short or securities  convertible  into or  exchangeable  for such  securities.  Because  the Fund  ordinarily  will  want to continue to receive  interest and dividend  payments on securities in its portfolio that are  convertible  into the securities  sold short,  the Fund will normally  close out a short position  covered by  convertible  securities by purchasing and delivering an equal amount of the securities  sold short,  rather than by delivering the convertible securities that it already holds.

         The Fund will make a short sale,  as a hedge,  when it believes  that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security  convertible  into or exchangeable for such  security.  In such case,  any future  losses in the Fund's long  position  should be reduced by a gain in the short  position.  Conversely,  any gain in the long  position  should be reduced  by a loss in the short  position.
The extent to which such  gains or losses  are  reduced  will  depend  upon the amount of the  security  sold short relative  to the  amount  the Fund  owns,  either  directly  or  indirectly,  and,  in the case where the Fund owns convertible  securities,  changes in the conversion  premium.  In determining the number of shares to be sold short against the Fund's position in a convertible  security,  the anticipated  fluctuation in the conversion  premium is considered.  The Fund may also make short  sales to generate  additional  income  from the  investment  of the cash proceeds of short  sales.  In no event may more than 10% of the value of the Fund's  total  assets be  deposited or pledged as collateral for short sales at any time.

         Foreign  Securities.  The Fund  normally  invests  primarily  in foreign  securities,  including  American
Depositary Receipts ("ADRs") and European Depositary  Receipts ("EDRs").  Generally,  ADRs, in registered form, are designed  for use in the United  States  securities  markets,  and EDRs,  in bearer  form,  are designed for use in
European  securities  markets.  ADRs and EDRs may be listed on stock  exchanges,  or traded in OTC  markets  in the
United States or Europe,  as the case may be. ADRs,  like other  securities  traded in the United  States,  will be subject to negotiated commission rates.

         To the extent the Fund invests in securities  denominated in foreign  currencies,  the Fund bears the risk of changes in the exchange rates between U.S.  currency and the foreign  currency,  as well as the availability and status of foreign  securities  markets.  The Fund's  investments in securities  denominated  in foreign  currencies generally will be marketable  equity  securities  (including  common and preferred stock,  depositary  receipts for stock and fixed income or equity  securities  exchangeable for or convertible into stock) of foreign companies that generally are listed on a recognized foreign securities  exchange or traded in a foreign  over-the-counter  market.
The Fund may also invest in foreign  securities  listed on recognized  U.S.  securities  exchanges or traded in the
U.S. over-the-counter market.

         Investments  by the  Fund in  foreign  securities,  whether  denominated  in U.S.  currencies  or  foreign currencies,  may entail  risks that are greater  than those  associated  with  domestic  investments.  The risks of investing  in foreign  securities  are  discussed  in detail in this  Statement  and the Trust's  Prospectus  under
"Certain Risk Factors and Investment  Methods."  Investment by the Fund in ADRs,  EDRs and similar  securities also may entail  some or all or these  risks.  The  Sub-advisor  seeks to mitigate  the risks  associated  with  foreign investment through diversification and active professional management.

                  Developing  Countries.  A developing  country or emerging  market country can be considered to be a country that is in the initial stages of its  industrialization  cycle.  Currently,  emerging  markets  generally include every country in the world other than the developed European countries  (primarily in Western Europe),  the
United States,  Canada,  Japan,  Australia,  New Zealand,  Hong Kong and Singapore.  The characteristics of markets can change  over  time.  Currently,  the  Sub-advisor  believes  that  investing  in many  emerging  markets is not desirable  or  feasible  because  of the lack of  adequate  custody  arrangements  for the  Fund's  assets,  overly
burdensome  repatriation  and  similar  restrictions,   the  lack  of  organized  and  liquid  securities  markets, unacceptable  political  risks or other  reasons.  As desirable  opportunities  to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests.

         Many of the risks relating to foreign  securities  generally will be greater for emerging markets than for developed  countries.  Many  emerging  markets have  experienced  substantial  rates of  inflation  for many years.
Inflation and rapid  fluctuations  in inflation  rates have had and may continue to have very  negative  effects on the economies and securities  markets for certain developing  markets.  Economies in emerging markets generally are heavily dependent upon  international  trade and accordingly,  have been and may continue to be affected  adversely by trade barriers,  exchange  controls,  managed  adjustments in relative  currency values and other  protectionist measures  imposed or negotiated  by the countries  with which they trade.  These  economies  also have been and may continue to be affected  adversely by economic  conditions in the countries  with which they trade.  There also may be a lower level of  securities  market  monitoring  and  regulation of  developing  markets and the  activities of investors in such markets,  and  enforcement of existing  regulations has been extremely  limited.  The possibility of  revolution  and the  dependence  on foreign  economic  assistance  may be greater  in these  countries  than in developed countries.

         In addition,  brokerage commissions,  custodial services and other costs relating to investment in foreign markets are often higher than the costs of investing in the United States;  this is particularly  true with respect to emerging  markets.  Such markets have different  settlement and clearance  procedures.  In certain markets there have been times when settlements have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct such  transactions.  Such settlement  problems may cause emerging  market  securities to be illiquid.  The inability of the Fund to make intended  securities  purchases due to settlement problems could cause the Fund to miss  attractive  investment  opportunities.  Inability  to dispose of a portfolio  security  caused by settlement  problems  could  result in  losses to the Fund due to  subsequent  declines  in value of the  portfolio security  or, if the Fund has entered  into a contract  to sell the  security,  could  result in  liability  to the purchaser.  Certain  emerging  markets may lack clearing  facilities  equivalent  to those in developed  countries.
Accordingly,  settlements can pose additional  risks in such markets and ultimately can expose the Fund to the risk of losses resulting from its inability to recover from a counterparty.

         The risk also exists that an emergency  situation  may arise in one or more  emerging  markets as a result of which  trading of securities  may cease or may be  substantially  curtailed and prices for the Fund's  portfolio securities in such markets may not be readily  available.  The Fund's portfolio  securities in the affected markets will be valued  at fair  value  determined  in good  faith by or under  the  direction  of the  Company's  Board of
Directors.

         Portfolio  Turnover.  Any  particular  security will be sold, and the proceeds  reinvested,  whenever such action is deemed prudent from the viewpoint of the Fund's  investment  objective,  regardless of the holding period of that security.  Additional  information about portfolio  turnover is included in this Statement under "Portfolio
Transactions" and the Trust's Prospectus under  "Portfolio Turnover."

         Options, Futures and Currency Strategies.  The Fund may use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments.
These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         General  Risks of  Options,  Futures and  Currency  Strategies.  The use by the Fund of  options,  futures contracts and forward currency  contracts involves special  considerations  and risks. For example,  there might be imperfect  correlation,  or even no correlation,  between the price  movements or an instrument  (such as an option contract) and the price movements of the investments  being hedged. In these  circumstances,  if a "protective put"
is used to hedge a  potential  decline in a security  and the  security  does  decline in price,  the put  option's increased value may not completely  offset the loss in the underlying  security.  Such a lack of correlation  might occur due to factors  unrelated to the value of the  investments  being hedged,  such as changing  interest  rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

          The Fund will not  enter  into a  hedging  transaction  if the  Sub-advisor  determines  that the cost of hedging will exceed the potential benefit to the Fund.

         Additional  information on these  instruments is included in this SAI and the Company's  Prospectus  under
"Certain Risk Factors and Investment  Methods." Certain risks pertaining to particular  strategies are described in the sections that follow.

                  Cover.  Transactions using forward  contracts,  futures contracts and options (other than options purchased  by a Fund)  expose  the Fund to an  obligation  to  another  party.  A Fund will not enter into any such transactions  unless it owns either (1) an offsetting  ("covered")  position in  securities,  currencies,  or other options,  forward  contracts or futures contracts or (2) cash or liquid assets with a value sufficient at all times to cover  its  potential  obligations  not  covered  as  provided  in (1)  above.  The Fund  will  comply  with SEC guidelines  regarding  cover for these  instruments  and, if the  guidelines  so require,  set aside cash or liquid securities.

         Assets used as cover  cannot be sold while the position in the  corresponding  forward  contract,  futures contract  or option is open,  unless they are  replaced  with other  appropriate  assets.  If a large  portion of a
Fund's assets is used for cover or otherwise set aside, it could affect portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

                  Writing Call  Options.  The Fund may write (sell)  covered  call options on  securities,  futures contracts,  forward  contracts,  indices and currencies.  Writing call options can serve as a limited hedge because declines in the value of the hedged  investment  would be offset to the extent of the premium  received for writing the option.

                  Writing Put Options.  The Fund may write  (sell) put options on  securities,  futures  contracts, forward  contracts,  indices and currencies.  The Fund would write a put option at an exercise price that,  reduced by the premium received on the option,  reflects the lower price it is willing to pay for the underlying  security, contract or currency.  The risk in such a transaction  would be that the market price of the  underlying  security, contract or currency would decline below the exercise price less the premium received.

                  Purchasing  Put  Options.  The Fund may purchase put options on  securities,  futures  contracts, forward  contracts,  indices and  currencies.  The Fund may enter into  closing sale  transactions  with respect to such options, exercise such option or permit such option to expire.

         The Fund may also purchase put options on  underlying  securities,  contracts or currencies  against which it has  written  other put  options.  For  example,  where  the Fund has  written  a put  option  on an  underlying security,  rather than entering a closing  transaction of the written  option,  it may purchase a put option with a different  strike price and/or  expiration  date that would  eliminate some or all of the risk  associated with the written put. Used in  combinations,  these  strategies  are commonly  referred to as "put spreads."  Likewise,  the
Fund may write call options on  underlying  securities,  contracts or  currencies  against  which it has  purchased protective put options.  This strategy is commonly referred to as a "collar."

                  Purchasing  Call  Options.  The Fund may purchase  covered call  options on  securities,  futures contracts,  forward  contracts,  indices and  currencies.  The Fund may enter into closing sale  transactions  with respect to such options, exercise such options or permit such options to expire.

         The Fund may also purchase call options on underlying  securities,  contracts or currencies  against which it has  written  other  call  options.  For  example,  where the Fund has  written a call  option on an  underlying security,  rather than entering a closing  transaction of the written option,  it may purchase a call option with a different  strike price and/or  expiration  date that would  eliminate some or all of the risk  associated with the written call.  Used in combinations, these strategies are commonly referred to as "call spreads."

         Options  may be  either  listed on an  exchange  or traded in  over-the-counter  ("OTC")  markets.  Listed options are third-party  contracts (i.e.,  performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing  corporation)  and have  standardized  strike prices and expiration  dates. OTC options are two-party  contracts  with  negotiated  strike prices and expiration  dates.  The Fund will not purchase an OTC option unless it believes that daily  valuations for such options are readily  obtainable.  OTC options differ from exchange-traded  options in that OTC  options  are  transacted  with  dealers  directly  and not through a clearing corporation  (which  would  guarantee  performance).  Consequently,  there  is a  risk  of  non-performance  by the dealer.  Since no  exchange is  involved,  OTC options are valued on the basis of an average of the last bid prices obtained  from  dealers,  unless a quotation  from only one dealer is  available,  in which case only that dealer's price will be used.

                  Index  Options.  The  risks of  investment  in index  options  may be  greater  than  options  on securities.  Because index options are settled in cash,  when the Fund writes a call on an index it cannot  provide in advance for its potential settlement  obligations by acquiring and holding the underlying  securities.  The Fund can  offset  some of the risk of  writing a call index  option  position  by  holding a  diversified  portfolio  of securities  similar to those on which the  underlying  index is based.  However,  the Fund  cannot,  as a practical matter,  acquire  and hold a  portfolio  containing  exactly the same  securities  as underlie  the index and, as a result,  bears a risk that the value of the securities held will not be perfectly  correlated with the value of the index.

                  Limitations  on Options.  The Fund will not write options it,  immediately  after such sale,  the aggregate  value of securities or obligations  underlying the  outstanding  options exceeds 20% of the Fund's total assets.  The Fund will not purchase  options if, at the time of the  investment,  the  aggregate  premiums paid for the options will exceed 5% of the Fund's total assets.

                  Interest  Rate,  Currency and Stock Index  Futures  Contracts.  The Fund may enter into  interest rate,  currency or stock index futures contracts  (collectively,  "Futures" or "Futures  Contracts") and options on
Futures as a hedge against changes in prevailing  levels of interest rates,  currency exchange rates or stock price levels,  respectively,  in order to establish more definitely the effective return on securities or currencies held or  intended  to be  acquired  by it. The Fund's  hedging  may  include  sales of Futures as an offset  against the effect of expected  increases in interest  rates,  and decreases in currency  exchange rates and stock prices,  and purchase of Futures as an offset  against the effect of expected  declines in  interest  rates,  and  increases  in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified  amount of a specified  security or currency  (or  deliver  a cash  settlement  price,  in the  case of an index  future)  for a  specified  price at a designated  date,  time and place. A stock index future provides for the delivery,  at a designated  date, time and place, of an amount of cash equal to a specified  dollar amount times the difference  between the stock index value at the close of trading on the  contract and the price agreed upon in the Futures  Contract;  no physical  delivery of stocks comprising the index is made.

         The  Fund  will  only  enter  into  Futures  Contracts  that  are  traded  on  futures  exchanges  and are standardized  as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the CFTC.

         The Fund's Futures  transactions  will be entered into for hedging purposes only; that is, Futures will be sold to protect  against a decline in the price of securities or currencies  that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of  securities  or  currencies  it has  committed to purchase or expects to purchase.

         If the Fund were  unable to  liquidate a Future or an option on Futures  position  due to the absence of a liquid  secondary  market or the  imposition of price limits,  it could incur  substantial  losses.  The Fund would continue to be subject to market risk with respect to the  position.  In addition,  except in the case of purchased options,  the Fund might be required to maintain the  position  being hedged by the Future or option or to maintain cash or securities in a segregated account.

         Additional  information  on Futures,  options on Futures,  and their risks is included in this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Forward  Contracts.  A forward  contract is an  obligation,  usually  arranged  with a commercial bank or other currency  dealer,  to purchase or sell a currency against another currency at a future date and price as agreed upon by the  parties.  The Fund either may accept or make  delivery  of the  currency at the  maturity of the forward  contract.  The Fund may also,  if its contra  party  agrees  prior to  maturity,  enter into a closing
transaction   involving  the  purchase  or  sale  of  an  offsetting   contract.   Forward   contracts  are  traded
over-the-counter,  and  not on  organized  commodities  or  securities  exchanges.  As a  result,  it  may be  more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The cost to the  Fund of  engaging  in  forward  contracts  varies  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually entered into on a principal  basis, no fees or commissions are involved.  The use of forward  contracts does not eliminate  fluctuations  in the prices of the  underlying  securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance.

         Additional  information  on forward  contracts  and their risks is included in this SAI and the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may invest in other  investment  companies to the extent permitted by the 1940 Act and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

         Investment  Policy  Which May Be  Changed  Without  Shareholder  Approval.  The  following  limitation  is applicable to the ASAF AIM  International  Equity Fund.  This limitation is not a  "fundamental"  restriction,  and may be changed by the Directors without shareholder approval.  The Fund will not:

         1.       Make investments for the purpose of gaining control of a company's management.

ASAF JANUS OVERSEAS GROWTH FUND:

Investment  Objective:  The  investment  objective  of the ASAF Janus  Overseas  Growth  Fund is to seek  long-term growth of capital.

Investment Policies:

         Futures,  Options  and  Other  Derivative  Instruments.  The Fund may  enter  into  futures  contracts  on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial  indices and foreign  currencies,  forward contracts and swaps. The Fund will not enter into any futures  contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under outstanding  futures  contracts  positions  and options on futures  contracts  written by the Fund would exceed the market  value of the total  assets of the Fund  (i.e.,  no  leveraging).  The Fund may invest in  forward  currency contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions  on the types of  securities  and indices based on the types of securities  in which the Fund is permitted to invest  directly.  The Fund will effect such  transactions  only with investment  dealers and other  financial  institutions  (such as commercial  banks or savings and loan institutions)  deemed creditworthy by the Sub-advisor,  and only pursuant to procedures adopted by the  Sub-advisor  for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Fund in a negotiated  transaction  is illiquid,  the value of an option  bought or the amount of the
Fund's  obligations  under an option  written  by the  Fund,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be advantageous for the Fund to do so. For a description of these  strategies and  instruments  and certain risks  involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Eurodollar Instruments.  The Fund may make investments in Eurodollar  instruments.  Eurodollar instruments are U.S.  dollar-denominated  futures contracts or options thereon which are linked to the London Interbank Offered
Rate ("LIBOR"),  although  foreign  currency-denominated  instruments  are available from time to time.  Eurodollar futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Fund might use Eurodollar  futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         Swaps and Swap-Related  Products.  The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or liability-based  basis,  depending upon whether it is hedging its assets or its liabilities,  and will usually  enter into  interest  rate swaps on a net basis (i.e.,  the two payment  streams are netted out, with the Fund receiving or paying,  as the case may be, only the net amount of the two payments).  The net amount of the excess,  if any, of the Fund's  obligations  over its  entitlement  with respect to each interest rate swap will be calculated  on a daily basis and an amount of cash or other liquid  assets  having an aggregate  net asset value at least equal to the accrued  excess will be maintained in a segregated  account by the custodian of the Fund. If the
Fund enters into an interest  rate swap on other than a net basis,  it would  maintain a segregated  account in the full amount  accrued on a daily basis of its  obligations  with  respect to the swap.  The Fund will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other  party  thereto  is rated in one of the  three  highest  rating  categories  of at least  one  nationally recognized  statistical  rating  organization at the time of entering into such  transaction.  The Sub-advisor will monitor the  creditworthiness  of all  counterparties on an ongoing basis. If there is a default by the other party to such a  transaction,  the Fund  will  have  contractual  remedies  pursuant  to the  agreements  related  to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will  segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount,  accrued on a daily basis,  of its obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap  transactions  that may be entered into by the Fund.
These  transactions  may in some  instances  involve the delivery of securities or other  underlying  assets by the
Fund or its counterparty to collateralize  obligations  under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with respect to interest  rate swaps is limited to the net amount of the payments that the Fund is  contractually  obligated  to make.  If the  other  party to an  interest  rate  swap  that is not collateralized  defaults,  the Fund would risk the loss of the net amount of the payments that it  contractually is entitled to receive.  The Fund may buy and sell (i.e.,  write) caps and floors without  limitation,  subject to the segregation  requirement  described above.  For an additional  discussion of these  strategies,  see this SAI under
"Certain Risk Factors and Investment Methods."

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The Fund may invest in  securities of money  market  funds  managed  by the  Sub-advisor  subject  to the terms of an  exemptive  order  obtained  by the
Sub-advisor  and the funds that are advised or  sub-advised  by the  Sub-advisor.  Under such order,  the Fund will limit its aggregate  investment in a money market fund managed by the  Sub-advisor  to the greater of (i) 5% of its total assets or (ii) $2.5 million,  although the Company's  Board of Directors may increase this limit up to 25% of the Company's total assets.

         Zero-Coupon,  Pay-In-Kind  and Step  Coupon  Securities.  The Fund may  invest up to 10% of its  assets in zero-coupon,  pay-in-kind  and step coupon  securities.  For a discussion of  zero-coupon  debt  securities and the risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

         Pass-Through  Securities.  The Fund may  invest  in  various  types of  pass-through  securities,  such as mortgage-backed  securities,  asset-backed  securities and participation  interests.  A pass-through  security is a share or certificate of interest in a pool of debt obligations  that have been repackaged by an intermediary,  such as a bank or  broker-dealer.  The  purchaser  of a  pass-through  security  receives an  undivided  interest in the underlying pool of securities.  The issuers of the underlying  securities  make interest and principal  payments to the  intermediary  which are passed  through to  purchasers,  such as the Fund.  For an  additional  discussion  of pass-through  securities  and certain  risks  involved  therein,  see this SAI and the Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Depositary  Receipts.  The Fund may invest in  sponsored  and  unsponsored  American  Depositary  Receipts
("ADRs"),  which are receipts  issued by an American  bank or trust  company  evidencing  ownership  of  underlying securities issued by a foreign issuer.  ADRs, in registered form, are designed for use in U.S.  securities markets.
Unsponsored ADRs may be created without the  participation  of the foreign issuer.  Holders of these ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored ADR.
The bank or trust company  depositary of an  unsponsored  ADR may be under no obligation to distribute  shareholder communications  received  from the foreign  issuer or to pass through  voting  rights.  The Fund may also invest in
European  Depositary  Receipts  ("EDRs"),  receipts  issued  by a  European  financial  institution  evidencing  an arrangement  similar  to that of  ADRs,  Global  Depositary  Receipts  ("GDRs")  and in other  similar  instruments representing  securities of foreign  companies.  EDRs, in bearer form, are designed for use in European  securities markets.  GDRs are securities convertible into equity securities of foreign issuers.

         Reverse  Repurchase  Agreements.  The Fund may enter into  reverse  repurchase  agreements.  The Fund will enter into such  agreements  only to provide  cash to satisfy  unusually  heavy  redemption  requests and for other temporary  or  emergency  purposes,  rather  than to obtain  cash to make  additional  investments.  Pursuant to an exemptive  order granted by the SEC, the Fund and other funds advised or sub-advised by the  Sub-advisor may invest in repurchase  agreements and other money market instruments  through a joint trading account.  For a discussion of reverse  repurchase  agreements and the risks involved  therein,  see the Company's  Prospectus under "Certain Risk
Factors and Investment Methods."

         Other  Income-Producing  Securities.  Other  types  of  income  producing  securities  that  the  Fund may purchase include, but are not limited to, the following types of securities:

                  Variable and Floating  Rate  Obligations.  These types of  securities  are  relatively  long-term instruments  that often carry demand  features  permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

                  Standby Commitments.  These instruments,  which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

                  Tender Option Bonds.  Tender option bonds are  relatively  long-term  bonds that are coupled with the  agreement  of a third party (such as a broker,  dealer or bank) to grant the  holders of such  securities  the option to tender the securities to the institution at periodic intervals.

                  Inverse  Floaters.  Inverse  floaters  are debt  instruments  whose  interest  bears  an  inverse relationship  to the  interest  rate on another  security.  The Fund will not invest  more than 5% of its assets in inverse  floaters.  The Fund will purchase  standby  commitments,  tender option bonds and instruments  with demand features primarily for the purpose of increasing the liquidity of the Fund.

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are not "fundamental" restrictions and may be changed by the Directors of the Company without shareholder approval:

         1.       The Fund will not (i) enter into any futures  contracts  and related  options for purposes  other than bona fide hedging  transactions  within the meaning of CFTC  regulations  if the aggregate  initial margin and premiums  required to establish  positions  in futures  contracts  and related  options that do not fall within the definition  of bona fide  hedging  transactions  will exceed 5% of the fair market  value of the Fund's net assets, after taking into account  unrealized  profits and unrealized losses on any such contracts it has entered into; and
(ii) enter into any futures contracts if the aggregate amount of the Fund's  commitments under outstanding  futures contracts positions would exceed the market value of its total assets.

         2.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

         3.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         4.       The Fund does not currently intend to purchase securities of other investment  companies,  except in compliance  with the 1940 Act or the  conditions  of any order of exemption  from the SEC regarding the purchase of securities of money market funds managed by the Sub-advisor or its affiliates.

         5.       The Fund may not  mortgage  or pledge any  securities  owned or held by the Fund in amounts  that exceed,  in the  aggregate,  15% of the Fund's net asset value,  provided  that this  limitation  does not apply to reverse repurchase  agreements,  deposits of assets to margin,  guarantee positions in futures,  options,  swaps or forward contracts, or the segregation of assets in connection with such contracts.

         6.       The Fund  does not  currently  intend  to  purchase  any  security  or  enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors  of the Company,  or the  Sub-advisor  acting  pursuant to  authority  delegated by the  Directors of the
Company,  may determine that a readily available market exists for securities  eligible for resale pursuant to Rule
144A under the  Securities  Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule, and Section 4(2)
commercial paper.  Accordingly, such securities may not be subject to the foregoing limitation.

         7.       The Fund may not invest in companies for the purpose of exercising control of management.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         In general,  within the restrictions  outlined herein, the Fund has broad powers with respect to investing funds or holding them uninvested.  Investments are varied according to what is judged  advantageous  under changing economic  conditions.  It will be the  Sub-advisor's  policy to retain maximum  flexibility  in management  without restrictive  provisions as to the  proportion of one or another  class of securities  that may be held,  subject to the  investment  restrictions  described  below.  It is the  Sub-advisor's  intention  that the Fund will generally consist of common stocks.  However,  the  Sub-advisor may invest the assets of the Fund in varying amounts in other instruments and in senior securities,  such as bonds,  debentures,  preferred stocks and convertible  issues,  when such a course is deemed appropriate in order to attempt to attain its financial objective.

         Forward  Currency  Exchange  Contracts.  The Fund  conducts  its foreign  currency  exchange  transactions either on a spot (i.e.,  cash)  basis at the spot rate  prevailing  in the foreign  currency  exchange  market,  or through entering into forward currency exchange contracts to purchase or sell foreign currencies.

         The Fund expects to use forward  contracts under two  circumstances:  (1) when the  Sub-advisor  wishes to
"lock in" the U.S.  dollar price of a security when the Fund is purchasing or selling a security  denominated  in a foreign  currency,  the Fund would be able to enter into a forward contract to do so ("transaction  hedging");  (2)
when the Sub-advisor  believes that the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  the Fund would be able to enter into a forward  contract to sell foreign  currency for a fixed U.S. dollar amount  approximating the value of some or all of the Fund's  securities  either  denominated in, or whose value is tied to,  such  foreign  currency  ("portfolio  hedging").  It's  anticipated  that the Fund will enter into portfolio hedges much less frequently than transaction hedges.

         As to  transaction  hedging,  when the Fund  enters  into a trade for the  purchase  or sale of a security denominated in a foreign  currency,  it may be desirable to establish  (lock in) the U.S.  dollar cost or proceeds.
By entering into forward  contracts in U.S. dollars for the purchase or sale of a foreign  currency  involved in an underlying  security  transaction,  the Fund will be able to protect  itself  against a possible loss between trade and  settlement  dates  resulting  from the adverse  change in the  relationship  between  the U.S.  dollar and the subject foreign currency.

         Under  portfolio  hedging,  when the  Sub-advisor  believes that the currency of a particular  country may suffer a substantial  decline  relative to the U.S.  dollar,  the Fund could enter into a forward  contract to sell for a fixed  dollar  amount  the  amount  in  foreign  currencies  approximating  the  value  of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to,  such  foreign  currency.  The Fund will place cash or  high-grade  liquid  securities in a separate  account with its custodian in an amount  sufficient to cover  its  obligation  under  the  contract  entered  into  under  the  second  circumstance.  If the value of the securities  placed in the separate  account  declines,  additional cash or securities will be placed in the account on a daily  basis so that the value of the  account  equals the amount of the Fund's  commitments  with  respect to such  contracts.  At any given  time,  no more than 10% of the Fund's  assets  will be  committed  to a  segregated account in connection with portfolio hedging transactions.

         The precise  matching of forward  contracts  in the amounts and values of  securities  involved  would not generally be possible  since the future values of such foreign  currencies  will change as a consequence  of market movements in the values of those  securities  between the date the forward contract is entered into and the date it matures.  Predicting  short-term currency market movements is extremely difficult,  and the successful execution of short-term  hedging strategy is highly  uncertain.  Normally,  consideration of the prospect for currency  parities will be  incorporated  into the  long-term  investment  decisions  made with  respect  to  overall  diversification strategies.  However,  the  Sub-advisor  believes  that it is  important  to have  flexibility  to enter  into such forward contracts when it determines that the Fund's best interests may be served.

         Generally,  the Fund will not enter into a forward  contract  with a term of greater than one year. At the maturity  of the  forward  contract,  the Fund may either  sell the  portfolio  security  and make  delivery of the foreign  currency,  or it may retain the security and terminate the  obligation to deliver the foreign  currency by purchasing an "offsetting"  forward contract with the same currency trader obligating the Fund to purchase,  on the same maturity date, the same amount of the foreign currency.

         It is  impossible to forecast  with  absolute  precision  the market value of portfolio  securities at the expiration of the forward contract.  Accordingly,  it may be necessary for the Fund to purchase  additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the  security is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver  and if a  decision  is made to sell the security  and  make  delivery  of the  foreign  currency  the  Fund is  obligated  to  deliver.  For an  additional discussion of forward  currency  exchange  contracts and the risks  involved  therein,  see this  Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Securities.  To the extent  permitted by its  investment  objectives  and  policies  discussed elsewhere  herein,  the Fund may invest in securities  that are commonly  referred to as  "derivative"  securities.
Certain derivative  securities are more accurately  described as  "index/structured"  securities.  Index/structured securities are derivative  securities  whose value or  performance  is linked to other equity  securities  (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

         Some "derivatives," such as mortgage-backed and other asset-backed  securities,  are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

         The Fund may not invest in a derivative  security  unless the reference  index or the  instrument to which it relates is an eligible  investment for the Fund. For example,  a security  whose  underlying  value is linked to the price of oil would not be a  permissible  investment  because  the Fund may not invest in oil and gas leases or futures.

         The return on a derivative  security may increase or  decrease,  depending  upon changes in the  reference index or instrument to which it relates.

         There is a range of risks associated with derivative investments, including:

o        the risk that the underlying  security,  interest  rate,  market index or other  financial  asset will not move in the direction the portfolio manager anticipates;

o        the possibility that there may be no liquid secondary  market,  or the possibility that price  fluctuation limits may be imposed by the  exchange,  either of which may make it difficult or  impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The  Sub-advisor  will report to the Investment  Manager on activity in derivative  securities,  and the Investment
Manager will report to the Company's  Board of Directors as necessary.  For  additional  information on derivatives and their risks, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  and  Options.  The Fund  may  enter  into  futures  contracts,  options  or  options  on  futures contracts.  The Fund may not,  however,  enter into a futures  transaction  for  speculative  purposes.  Generally, futures transactions will be used to:

o        protect against a decline in market value of the Fund's securities (taking a short futures position), or

o        protect  against  the risk of an  increase  in market  value for  securities  in which the Fund  generally invests at a time when the Fund is not fully-invested (taking a long futures position), or

o        provide a temporary  substitute  for the purchase of an  individual  security  that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling  futures,  buying puts and writing  calls,  hedge the Fund's investments against price fluctuations.  Other strategies,  such as buying futures,  writing puts and buying calls, tend to increase market exposure.

         Although other  techniques may be used to control the Fund's exposure to market  fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging  this  exposure.  While the Fund will pay  brokerage commissions  in  connection  with  opening  and  closing  out  futures  positions,  these  costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

         The Fund may engage in futures and options  transactions  based on securities  indices that are consistent with the Fund's  investment  objectives.  Examples  of indices  that may be used  include  the Bond Buyer  Index of
Municipal  Bonds for  fixed  income  funds,  or the S&P 500 Index for  equity  funds.  The Fund also may  engage in futures and options  transactions  based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading  are  regulated  under the
Commodity Exchange Act by the CFTC, a U.S. government agency.

         Unlike  when the Fund  purchases  or sells a bond,  no  price  is paid or  received  by the Fund  upon the purchase or sale of the  future.  Initially,  the Fund will be required to deposit an amount of cash or  securities equal to a varying  specified  percentage  of the  contract  amount.  This amount is known as initial  margin.  The margin  deposit is  intended to assure  completion  of the  contract  (delivery  or  acceptance  of the  underlying security) if it is not terminated  prior to the specified  delivery date.  Minimum initial margin  requirements are established  by the futures  exchanges  and may be revised.  In  addition,  brokers may  establish  margin  deposit requirements  that  are  higher  than  the  exchange  minimums.  Cash  held in the  margin  account  is not  income producing.  Subsequent  payments,  called variation margin,  to and from the broker,  will be made on a daily basis as the price of the underlying  debt  securities or index  fluctuates,  making the future more or less valuable,  a process known as marking the contract to market.

         Futures and options prices can be volatile,  and trading in these markets  involves  certain risks,  which are described in more detail in this SAI and the Company's  Prospectus  under  "Certain Risk Factors and Investment
Methods." The  Sub-advisor  will seek to minimize  these risks by limiting the contracts  entered into on behalf of the Fund to those  traded on  national  futures  exchanges  and for which  there  appears to be a liquid  secondary market.

         Options on Futures.  By purchasing an option on a futures  contract,  the Fund obtains the right,  but not the  obligation,  to sell the futures  contract (a put  option) or to buy the  contract (a call  option) at a fixed strike price.  The Fund can  terminate  its position in a put option by allowing it to expire or by exercising  the option.  If the  option is  exercised,  the Fund  completes  the sale of the  underlying  instrument  at the strike price.  Purchasing  an option on a futures  contract does not require the Fund to make margin  payments  unless the option is exercised.

         Although  they do not  currently  intend to do so, the Fund may write (or sell) call options that obligate it to sell (or  deliver) the  option's  underlying  instrument  upon  exercise of the option.  While the receipt of option  premiums would mitigate the effects of price  declines,  the Fund would give up some ability to participate in a price  increase on the underlying  instrument.  If the Fund were to engage in options  transactions,  it would own the futures  contract at the time a call were written and would keep the contract open until the  obligation to deliver it pursuant to the call expired.

         Investments  in  Companies  with  Limited  Operating  History.  The Fund may invest in the  securities  of issuers with limiting  operating history.  The Sub-advisor  considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments  in  securities  of issuers  with limited  operating  history may involve  greater  risks than investments  in  securities  of more mature  issuers.  By their  nature,  such issuers  present  limited  operating history and financial  information  upon which the manager may base its investment  decision on behalf of the Fund.
In addition,  financial  and other  information  regarding  such  issuers,  when  available,  may be  incomplete or inaccurate.

         The Fund will not invest more than 5% of its total  assets in the  securities  of issuers with less than a
three-year   operating  history.   The  Sub-advisor  will  consider  periods  of  capital  formation,   incubation,
consolidation,  and research  and  development  in  determining  whether a particular  issuer has a record of three years of continuous operation.

         Short  Sales.  The Fund may engage in short sales if, at the time of the short sale,  the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not  immediately  deliver the securities sold and is said to have a short position in those  securities  until  delivery  occurs.  To make delivery to the  purchaser,  the executing  broker borrows the  securities  being sold short on behalf of the seller.  While the short  position  is  maintained,  the seller  collateralizes  its obligation to deliver the  securities  sold short in an amount equal to the proceeds of the short sale plus an additional  margin amount  established by the Board of Governors of the Federal Reserve.  If
the Fund engages in a short sale the  collateral  account will be  maintained  by the Fund's  custodian.  While the short sale is open the Fund will maintain in a segregated  custodial  account an amount of  securities  convertible into or exchangeable  for such equivalent  securities at no additional  cost. These securities would constitute the
Fund's long position.

         If the Fund sells short  securities  that it owns,  any future gains or losses in the Fund's long position should be reduced  by a gain or loss in the short  position.  The extent to which such gains or losses are  reduced would  depend  upon the amount of the  security  sold  short  relative  to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated  with short sales,  but the Fund will  endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Sovereign  Debt  Obligations.  The Fund may purchase  sovereign debt  instruments  issued or guaranteed by foreign  governments or their agencies,  including debt of emerging market countries.  Sovereign debt may be in the form of  conventional  securities  or  other  types  of debt  instruments  such as  loans  or loan  participations.
Sovereign  debt of  developing  countries  may  involve a high  degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

         Portfolio  Turnover.  The Sub-advisor  will purchase and sell  securities  without regard to the length of time the security has been held and,  accordingly,  it can be expected  that the rate of portfolio  turnover may be substantial.

         The  Sub-advisor  intends  to  purchase  a  given  security  whenever  the  Sub-advisor  believes  it will contribute to the stated  objective of the Fund,  even if the same  security has only recently been sold.  The Fund will sell a given  security,  no matter  for how long or for how  short a period  it has been  held,  and no matter whether the sale is at a gain or at a loss, if the  Sub-advisor  believes that such security is not  fulfilling its purpose,  either because, among other things, it did not live up to the Sub-advisor's  expectations,  or because it may be replaced with another  security holding greater  promise,  or because it has reached its optimum  potential, or  because  of a  change  in the  circumstances  of a  particular  company  or  industry  or in  general  economic conditions, or because of some combination of such reasons.

         When a general  decline in security  prices is  anticipated,  the Fund may decrease or eliminate  entirely its equity position and increase its cash position,  and when a rise in price levels is  anticipated,  the Fund may increase its equity  position and decrease its cash  position.  However,  it should be expected that the Fund will, under most circumstances, be essentially fully invested in equity securities.

         Since  investment  decisions are based on the anticipated  contribution of the security in question to the
Fund's  objectives,  the rate of portfolio  turnover is  irrelevant  when the  Sub-advisor  believes a change is in order to achieve those objectives,  and the Fund's annual portfolio  turnover rate cannot be anticipated and may be comparatively  high.  Since  the  Sub-advisor  does not  take  portfolio  turnover  rate  into  account  in  making investment  decisions,  (1) the  Sub-advisor  has no intention of  accomplishing  any particular  rate of portfolio turnover,  whether high or low, and (2) the portfolio  turnover rates should not be considered as a  representation of the rates that will be attained in the future.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable  to the ASAF  American  Century  International  Growth Fund.  These  limitations  are not  "fundamental"
restrictions and may be changed by the Directors without shareholder approval.  The Fund will not:

         1.       Invest more than 15% of its assets in illiquid investments;

         2.       Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3.       Buy  securities  on margin or sell short  (unless it owns or by virtue of its  ownership of other securities has the right to obtain securities  equivalent in kind and amount to the securities sold);  however, the
Fund may make margin  deposits  in  connection  with the use of any  financial  instrument  or any  transaction  in securities permitted under its investment policies;

         4.       Invest in oil, gas or other mineral leases;

         5.       Invest for control or for management.

ASAF JANUS SMALL-CAP GROWTH FUND:

Investment  Objective:  As stated in the  Prospectus,  the Fund's  investment  objective  is capital  appreciation.
Realization  of  income is not a  significant  investment  consideration  and any  income  realized  on the  Fund's investments therefore will be incidental to the Fund's objective.

Investment Policies:

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The Fund may invest in  securities of money  market  funds  managed  by the  Sub-advisor  subject  to the terms of an  exemptive  order  obtained  by the
Sub-advisor  and the funds that are advised or  sub-advised  by the  Sub-advisor.  Under such order,  the Fund will limit its aggregate  investment in a money market fund managed by the  Sub-advisor  to the greater of (i) 5% of its total assets or (ii) $2.5 million,  although the Company's  Board of Directors may increase this limit up to 25% of the Company's total assets.

         Depositary  Receipts.  The Fund may invest in  sponsored  and  unsponsored  American  Depositary  Receipts
("ADRs"),  which are described in the Company's  Prospectus  under "Certain Risk Factors and  Investment  Methods."
Holders of unsponsored  ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored  ADR. The bank or trust company  depositary  of an  unsponsored  ADR may be under no obligation to distribute shareholder  communications  received from the foreign issuer or to pass through voting rights.  The Fund may also invest in European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs")
and in other similar instruments representing securities of foreign companies.

         Income-Producing  Securities.  Types of income  producing  securities that the Fund may purchase  include, but are not limited to, (i) variable and floating rate  obligations,  which are  securities  having  interest rates that are adjusted  periodically  according to a specified  formula,  usually with  reference to some  interest rate index or market  interest  rate,  (ii) standby  commitments,  which are  instruments  similar to puts that give the holder the option to obligate a broker,  dealer or bank to  repurchase a security at a specified  price,  and (iii)
tender  option bonds,  which are  securities  that are coupled with the option to tender the  securities to a bank, broker-dealer  or other  financial  institution  at periodic  intervals and receive the face value of the bond. The
Fund will purchase  standby  commitments,  tender option bonds and instruments  with demand features  primarily for the purpose of  increasing  the liquidity of its  portfolio.  The Fund may also invest in inverse  floaters,  which are debt  instruments  the interest on which  varies in an inverse  relationship  to the  interest  rate on another security.  For  example,  certain  inverse  floaters pay  interest at a rate that varies  inversely  to  prevailing short-term  interest  rates.  Some inverse  floaters  have an interest rate reset  mechanism  that  multiplies  the effects of changes in an underlying  index.  Such a mechanism may increase  fluctuations  in the security's  market value.  The Fund will not invest more than 5% of its assets in inverse floaters.

         High-Yield/High-Risk  Securities.  The Fund  intends  to invest  less  than 35% of its net  assets in debt securities that are rated below investment  grade (e.g.,  securities rated BB or lower by Standard & Poor's Ratings
Services  ("Standard  & Poor's")  or Ba or lower by Moody's  Investors  Service,  Inc.  ("Moody's")).  Lower  rated securities  involve a higher  degree of credit  risk,  which is the risk that the issuer will not make  interest or principal  payments when due. In the event of an  unanticipated  default,  the Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

         The Fund may also  invest in unrated  debt  securities  of foreign and  domestic  issuers.  Unrated  debt, while not  necessarily of lower quality than rated  securities,  may not have as broad a market.  Sovereign debt of foreign  governments  is generally  rated by country.  Because  these  ratings do not take into account  individual factors  relevant to each issue and may not be updated  regularly,  the  Sub-advisor  may treat such  securities as unrated debt.  Because of the size and perceived demand of the issue, among other factors,  certain  municipalities may not incur the costs of obtaining a rating.  The Sub-advisor  will analyze the  creditworthiness  of the issuer, as well as any  financial  institution  or other party  responsible  for payments on the security,  in  determining whether to purchase  unrated  municipal  bonds.  Unrated debt  securities  will be included in the 35% limit unless the portfolio managers deem such securities to be the equivalent of investment grade securities.

         The Fund may purchase  defaulted  securities  subject to the above limits,  but only when the  Sub-advisor believes,  based upon its analysis of the financial  condition,  results of operations  and economic  outlook of an issuer,  that there is  potential  for  resumption  of income  payments  and that the  securities  offer an unusual opportunity for capital  appreciation.  Notwithstanding  the  Sub-advisor's  belief as to the resumption of income, however,  the  purchase of any security on which  payment of interest or  dividends  is  suspended  involves a high degree of risk.  Such risk includes, among other things, the following:

                  Financial  and  Market  Risks.  Investments  in  securities  that are in  default  involve a high degree of financial and market risks that can result in  substantial  or, at times,  even total losses.  Issuers of defaulted  securities may have  substantial  capital needs and may become involved in bankruptcy or  reorganization proceedings.  Among the problems  involved in  investments  in such issuers is the fact that it may be difficult to obtain  information  about their  condition.  The market  prices of  securities of such issuers also are subject to abrupt and erratic  movements and above average price  volatility,  and the spread between the bid and asked prices of such securities may be greater than normally expected.

                  Disposition of Portfolio  Securities.  Although the Fund  generally will purchase  securities for which the Sub-advisor expects an active market to be maintained,  defaulted  securities may be less actively traded than other  securities and it may be difficult to dispose of substantial  holdings of such securities at prevailing market  prices.  The Fund will limit  holdings of any such  securities  to amounts  that the  Sub-advisor  believes could be readily  sold,  and holdings of such  securities  would,  in any event,  be limited so as not to limit the
Fund's ability to readily dispose of securities to meet redemptions.

                  Other.  Defaulted securities require active monitoring and may, at times,  require  participation in bankruptcy or receivership proceedings on behalf of the Fund.

         Reverse  Repurchase  Agreements.  The  Fund may use  reverse  repurchase  agreements  to  provide  cash to satisfy unusually heavy redemption  requests or for other temporary or emergency  purposes without the necessity of selling  portfolio  securities or to earn  additional  income on portfolio  securities,  such as Treasury  bills or notes.  The Fund will enter into  reverse  repurchase  agreements  only with  parties  that the  Sub-advisor  deems creditworthy.  Using reverse  repurchase  agreements to earn additional  income involves the risk that the interest earned on the invested  proceeds is less than the expense of the reverse  repurchase  agreement  transaction.  This technique  may also have a  leveraging  effect on the Fund,  although  the  requirement  for the Fund to  segregate assets in the amount of the reverse  repurchase  agreement  minimizes this effect.  Pursuant to an exemptive  order granted by the SEC, the Fund and other funds advised or  sub-advised  by the  Sub-advisor  may invest in repurchase agreements and other money market instruments through a joint trading account.

         For an  additional  discussion  of  reverse  repurchase  agreements  and their  risks,  see the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Futures,  Options  and  Forward  Contracts.  The Fund may enter  into  futures  contracts  on  securities, financial indices,  and foreign currencies and options on such contracts,  and may invest in options on securities, financial  indices,  and  foreign  currencies,  and  forward  contracts.  The Fund will not enter into any  futures contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under  outstanding futures contract  positions and options on futures  contracts  written by the Fund would exceed the market value of the Fund's total assets.  The Fund may invest in forward  currency  contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions  on the types of securities,  and on indices  based on the types of  securities,  in which the Fund is  permitted to invest  directly.  The Fund will effect such transactions only with investment  dealers and other financial  institutions  (such as commercial banks or savings and loan  institutions)  deemed  creditworthy by the Sub-advisor  pursuant to procedures  adopted by the
Sub-advisor  for monitoring  the  creditworthiness  of those  entities.  To the extent that an option  purchased or written by the Fund in a negotiated  transaction  is illiquid,  the value of the option  purchased or the amount of the  Fund's  obligations  under an  option  it has  written,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction  when the Sub-advisor  believes it would be  advantageous  for the Fund to do so.
For a description of these  strategies and instruments  and certain of their risks,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Eurodollar Instruments.  The Fund may make investments in Eurodollar  instruments.  Eurodollar instruments are U.S.  dollar-denominated  futures  contracts or options thereon that are linked to the London Interbank Offered
Rate ("LIBOR"),  although  foreign  currency-denominated  instruments  are available from time to time.  Eurodollar futures  contracts enable  purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for  borrowings.  The Fund might use  Eurodollar  futures  contracts  and  options  thereon  to hedge  against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         Swaps and Swap-Related  Products.  The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or liability-based  basis,  depending upon whether it is hedging its assets or its liabilities,  and will usually  enter into  interest  rate swaps on a net basis (i.e.,  the two payment  streams are netted out, with the Fund  receiving  or paying,  as the case may be,  only the net amount of the two  payments).  The net amount of the excess,  if any, of the Fund's  obligations  over its entitlement  with respect to each interest rate swap will be  calculated  on a daily basis and an amount of cash or other liquid  assets  having an aggregate net asset value at least equal to the accrued  excess will be maintained in a segregated  account by the Fund's  custodian.  If the
Fund enters into an interest  rate swap on other than a net basis,  it would  maintain a segregated  account in the full amount  accrued on a daily basis of its  obligations  with  respect to the swap.  The Fund will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other party  thereto is rated in one of the three highest  rating  categories of at least one NRSRO at the time of entering into such transaction.  The Sub-advisor will monitor the  creditworthiness  of all counterparties on an ongoing  basis.  If there is a default by the other  party to such a  transaction,  the Fund will have  contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown  substantially  in recent  years,  with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been developed and,  accordingly,  are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will  segregate cash or other liquid assets  having an  aggregate  net asset value at least equal to the full amount,  accrued on a daily basis,  of its obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate swap  transactions  that may be  entered  into by the
Fund.  These  transactions may in some instances  involve the delivery of securities or other underlying  assets by the Fund or its  counterparty to collateralize  obligations  under the swap. The Fund bears the risk of loss of any payments it is  contractually  obligated to make in connection with interest rate swaps. In addition,  if the other party to an interest rate swap that is not  collateralized  defaults,  the Fund would risk the loss of the payments that it  contractually  is  entitled to receive.  The Fund may buy and sell (i.e.,  write) caps and floors  without limitation, subject to the segregation requirement described above.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Janus Small-Cap  Growth Fund.  These  limitations are not  "fundamental"  restrictions,  and may be changed by the Directors without shareholder approval.

         1.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

         2.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         3.       The Fund  does not  currently  intend  to  purchase  any  security  or  enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors,  or the Fund's Sub-advisor acting pursuant to authority  delegated by the Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the Securities
Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2) commercial paper and municipal lease obligations.  Accordingly, such securities may not be subject to the foregoing limitation.

         4.       The Fund may not invest in companies for the purpose of exercising control of management.

ASAF Scudder Small-Cap Growth Fund:

Investment  Objective:  The investment  objective of the Fund is to seek maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Investment Policies:

         Options.  The  Fund may  write  (sell)  call  options  on  securities  as long as it owns  the  underlying securities  subject to the  option,  or an option to purchase  the same  underlying  securities  having an exercise price equal to or less than the  exercise  price of the option,  or will  establish  and  maintain  with the Fund's custodian  for the  term of the  option  a  segregated  account  consisting  of cash  or  other  liquid  securities
("eligible  securities")  to the  extent  required  by  applicable  regulation  in  connection  with  the  optioned securities.  The Fund may write put options  provided  that,  so long as the Fund is obligated as the writer of the option,  the Fund owns an option to sell the underlying  securities  subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and  maintains  with the custodian in a segregated  account eligible  securities  having a value equal to or greater than the exercise price of the option.
The premium  received  for writing an option will  reflect,  among other  things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market price,  the price  volatility of the underlying  security,  the option  period,  supply and demand and  interest  rates.  The Fund may write or purchase spread  options,  which are options  for which the  exercise  price may be a fixed  dollar  spread or yield  spread between the security  underlying  the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the  underlying  security at the time the option is  written.  The Fund may write  (sell)  call and put  options on up to 25% of net assets and may  purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

         If a secured put option expires  unexercised,  the writer  realizes a gain from the amount of the premium, plus the interest  income on the  securities in the  segregated  account.  If the secured put writer has to buy the underlying  security  because of the exercise of the put option,  the secured put writer incurs an unrealized  loss to the extent that the current market value of the  underlying  security is less than the exercise price of the put option.  However,  this  would be offset in whole or in part by gain from the  premium  received  and any  interest income earned on the securities in the segregated account.

         For an additional  discussion of investing in options and the risks involved  therein,  see this Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter   Options.   The  Fund  may  deal  in  over-the-counter   traded  options  ("OTC
options").  Unlike  exchange-traded  options,  OTC  options are  transacted  directly  with  dealers and not with a clearing  corporation.  Since there is no  exchange,  pricing is normally  done by reference  to  information  from market makers,  which information is carefully  monitored by the Sub-advisor and verified in appropriate  cases. In writing OTC options,  the Fund  receives the premium in advance from the dealer.  OTC options are  available  for a greater  variety of  securities or other assets,  and for a wider range of  expiration  dates and exercise  prices, than exchange-traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are illiquid  securities.  Accordingly,  the Fund will only engage in OTC options  transactions with dealers that have been specifically  approved by the Sub-advisor.  The Sub-advisor  believes that the approved dealers should be able to enter into closing  transactions  if necessary  and,  therefore,  present  minimal credit risks to the Fund.  The  Sub-advisor  will  monitor the  creditworthiness  of the  approved  dealers on an on-going basis.  The Fund currently will not engage in OTC options  transactions  if the amount  invested by the Fund in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Fund,  plus the amount invested by the
Fund in other illiquid  securities,  would exceed 15% of the Fund's net assets.  The "liquidity charge" referred to above is computed as described below.

         The Fund  anticipates  entering into  agreements  with dealers to which the Fund sells OTC options.  Under these  agreements  the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity charge"  referred to above for a specific OTC option  transaction  will be the Repurchase  Price related to the OTC option less the  intrinsic  value of the OTC option.  The  intrinsic  value of an OTC call option for such purposes will be the amount by which the current  market value of the underlying  security  exceeds the exercise  price.  In the case of an OTC put option,  intrinsic  value will be the amount by which the exercise price exceeds the current market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options on  Securities  Indices.  The Fund,  as part of its  options  transactions,  may also use options on securities  indices in an attempt to hedge against market  conditions  affecting the value of securities that the  Fund  owns or  intends  to  purchase,  and not for  speculation.  When the Fund  writes  an  option  on a securities index, it will be required to deposit with its custodian and mark-to-market  eligible  securities to the extent  required by  applicable  regulation.  Where the Fund writes a call option on a  securities  index at a time when the contract  value exceeds the exercise  price,  the Fund will also segregate and  mark-to-market,  until the option  expires  or is  closed  out,  cash or cash  equivalents  equal in value to such  excess.  The Fund may also purchase  and sell  options on indices  other than  securities  indices,  as  available,  such as foreign  currency indices.  Because index options are settled in cash, a call writer  cannot  determine the amount of its  settlement obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its  potential  settlement obligations  by acquiring  and holding the  underlying  securities.  Index  options  involve risks similar to those risks relating to transactions in financial futures contracts described below.

         For an  additional  discussion  of investing  in OTC options and options on  securities  indices,  and the risks  involved  therein,  see this  Statement  and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Financial  Futures  Contracts and Related Options.  The Fund may enter into financial  futures  contracts.
This investment  technique is designed  primarily to hedge (i.e.  protect)  against  anticipated  future changes in market  conditions or foreign  exchange  rates which  otherwise  might affect  adversely the value of securities or other assets which the Fund holds or intends to purchase.  For example,  when the near-term  market view is bearish but the portfolio  composition is judged  satisfactory for the longer term,  exposure to temporary  declines in the market may be  reduced  by  entering  into  futures  contracts  to sell  securities  or the cash value of an index.
Conversely,  where the near-term  view is bullish,  but the Fund is believed to be well  positioned  for the longer term with a high cash position,  the Fund can hedge against market increases by entering into futures  contracts to buy  securities  or the cash  value of an  index.  In either  case,  the use of  futures  contracts  would  tend to minimize  portfolio  turnover and facilitate the  Portfolio's  pursuit of its  investment  objective.  Also, if the
Fund owned  long-term  bonds and interest rates were expected to rise, it could sell financial  futures  contracts.
If interest rates did increase,  the value of the bonds held by the Fund would  decline,  but this decline would be offset in whole or in part by an  increase  in the value of the Fund's  futures  contracts.  If, on the other hand, long-term  interest  rates were expected to decline,  the  Portfolio  could hold  short-term  debt  securities  and benefit from the income  earned by holding such  securities,  while at the same time the Portfolio  could  purchase futures  contracts on long-term  bonds or the cash value of a securities  index.  Thus,  the  Portfolio  could take advantage of the  anticipated  rise in the value of  long-term  bonds  without  actually  buying them.  The futures contracts and  short-term  debt  securities  could then be  liquidated  and the cash proceeds used to buy long-term bonds.  At the time of delivery,  in the case of a contract  relating to fixed income  securities,  adjustments are made to recognize  differences  in value  arising from the delivery of  securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered  under a futures  contract may not have been issued at the time the contract was written.

         The market  prices of futures  contracts  may be  affected  by certain  factors.  If  participants  in the futures  market  elect to close out  their  contracts  through  offsetting  transactions  rather  than meet  margin requirements,  distortions in the normal  relationship  between the assets and futures  market could result.  Price distortions  also could result if  investors in futures  contracts  decide to make or take  delivery of  underlying securities or other assets  rather than engage in closing  transactions  because of the resultant  reduction in the liquidity of the futures market.  In addition,  because margin  requirements in the futures market are less onerous than margin  requirements in the cash market,  increased  participation  by speculators in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of  these  price  distortions  and  because  of the imperfect  correlation  between  movements in the prices of  securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The Fund may purchase and write call and put options on financial  futures  contracts.  Options on futures contracts  involve risks similar to those risks relating to transactions in financial futures  contracts.  The Fund will not enter into any futures  contracts or options on futures  contracts if the aggregate of the contract  value of the outstanding  futures contracts of the Fund and futures  contracts subject to outstanding  options written by the Fund  would  exceed  50% of the  total  assets  of the Fund.  For an  additional  discussion  of  investing  in financial futures  contracts and options on financial  futures  contracts and the risks involved therein,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Section  4(2)  Paper.  The Fund may invest in  commercial  paper  issued by major  corporations  under the
Securities Act of 1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3)  thereof.  Such commercial  paper may be issued only to finance current  transactions  and must mature in nine months or less. Such commercial  paper is traded  primarily by  institutional  investors  through  investment  dealers,  and  individual investor  participation  in the  commercial  paper market is very  limited.  The Fund also may invest in commercial paper issued in reliance on the so-called  "private  placement"  exemption  from  registration  afforded by Section
4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Fund, who agree that they are purchasing the paper for  investment  and not with a view to public  distribution.  Any resale by the purchaser  must be in an  exempt  transaction.  Section  4(2)  paper  normally  is  resold  to other  institutional investors  through or with the  assistance  of the issuer or  investment  dealers  who make a market in the Section
4(2) paper, thus providing  liquidity.  Section 4(2) paper will be considered  illiquid,  and subject to the Fund's limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines such Section 4(2) paper to be liquid under guidelines established by the Board of Directors of the Company.

         Collateralized  Obligations.   The  Fund  may  invest  in  asset-backed  and  mortgage-backed  securities,
including   interest   only  ("IO")  and   principal   only  ("PO")   securities   (collectively,   "collateralized
obligations").  A collateralized  obligation is a debt security issued by a corporation,  trust or custodian, or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio or pool of mortgages,  mortgage pass-through  securities,  U.S. Government  securities or other assets.  Collateralized  obligations,  depending on their structure and the rate of prepayments, can be volatile.

         The Fund will currently  invest in only those  collateralized  obligations  that are fully  collateralized and would not materially  alter the risk profile of the Fund. Fully  collateralized  means that the collateral will generate cash flows  sufficient to meet  obligations to holders of the  collateralized  obligations  under even the most conservative  prepayment and interest rate projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment  condition and to minimize the reinvestment  rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment  condition  generally assumes immediate prepayment  of all  securities  purchased  at a  premium  and zero  prepayment  of all  securities  purchased  at a discount.  Reinvestment  rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means  such  as by  maintaining  the  flexibility  to  increase  principal  distributions  in a low  interest  rate environment.  The  effective  credit  quality of the  collateralized  obligations  in such  instances is the credit quality of the issuer of the  collateral.  The  requirements as to  collateralization  are determined by the issuer or sponsor of the  collateralized  obligation  in order to satisfy  rating  agencies,  if rated.  The Fund does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because  some  collateralized  obligations  are issued in classes  with  varying  maturities  and interest rates, the investor may obtain greater  predictability  of maturity through these  collateralized  obligations than through direct  investments in mortgage  pass-through  securities.  Classes with shorter  maturities may have lower volatility  and lower yield  while  those with longer  maturities  may have  higher  volatility  and higher  yield.
Payments of principal and interest on the underlying  collateral  securities are not passed through directly to the holders  of  these  collateralized  obligations.  Rather,  the  payments  on the  underlying  portfolio  or pool of obligations  are used to pay  interest  on each  class and to  retire  successive  maturities  in  sequence.  These relationships  may in effect "strip" the interest  payments from principal  payments of the underlying  obligations and allow for the separate  purchase of either the interest or the principal  payments,  sometimes  called interest only ("IO") and  principal  only ("PO")  securities.  By  investing  in IOs and POs, an investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely  corresponds  to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event  of  prepayment  on or call of such  securities,  the  class of  collateralized  obligation  first to  mature generally  will be paid down  first.  Although  in most cases the  issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally will be sufficient  collateral to secure  collateralized  obligations that remain outstanding.  Governmentally-issued  and privately-issued  IO's and
PO's will be  considered  illiquid for purposes of the Fund's  limitation  on illiquid  securities  unless they are determined to be liquid under guidelines established by the Board of Directors.

         In reliance on an interpretation by the SEC, the Fund's investments in certain  qualifying  collateralized obligations  are not subject to the  limitations in the 1940 Act regarding  investments by a registered  investment company, such as the Fund, in another investment company.

         Inverse  Floaters.  The Fund may also  invest in  "inverse  floaters."  These  inverse  floaters  are more volatile  than  conventional  fixed or floating  rate  collateralized  obligations,  and their yield and value will fluctuate in inverse  proportion to changes in the index upon which rate  adjustments are based.  As a result,  the yield on an inverse  floater will  generally  increase when market yields (as reflected by the index)  decrease and decrease when market yields  increase.  The extent of the volatility of inverse  floaters  depends on the extent of anticipated  changes  in  market  rates  of  interest.  Generally,  inverse  floaters  provide  for  interest  rate adjustments based upon a multiple of the specified  interest index,  which further increases their volatility.  The degree of additional  volatility  will be directly  proportional  to the size of the multiple  used in  determining interest  rate  adjustments.  Currently,  the Fund  does not  intend to  invest  more than 5% of its net  assets in inverse floaters.

         For an additional  discussion of investing in  collateralized  obligations and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF  Scudder  Small-Cap  Growth Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed without shareholder approval.  The Fund will not:

         1.       Invest for the purpose of exercising control or management of another issuer.

         2.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         3.       Invest more than 15% of its net assets in illiquid securities.

ASAF Gabelli Small-Cap Value Fund:

Investment  Objective:  The investment objective of the Fund (formerly,  the ASAF T. Rowe Price Small Company Value
Fund) is to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be undervalued.

Investment Policies:

         Although  primarily  all of the  Fund's  assets  are  invested  in common  stocks,  the Fund may invest in convertible  securities,  corporate debt securities and preferred stocks. The fixed-income  securities in which the
Fund may invest include,  but are not limited to, those described  below.  See this SAI under "Certain Risk Factors and Investment Methods," for an additional discussion of debt obligations.

         U.S.  Government  Obligations.  Bills,  notes,  bonds  and  other  debt  securities  issued  by  the  U.S.
Treasury.  These  are  direct  obligations  of the  U.S.  Government  and  differ  mainly  in the  length  of their maturities.

         U.S.  Government Agency  Securities.  Issued or guaranteed by U.S.  Government  sponsored  enterprises and federal  agencies.  These  include  securities  issued by the Federal  National  Mortgage  Association,  Government
National Mortgage Association,  Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration,  Banks for
Cooperatives,  Federal  Intermediate  Credit Banks,  Federal  Financing Bank, Farm Credit Banks, the Small Business
Association,  and the Tennessee  Valley  Authority.  Some of these  securities  are supported by the full faith and credit of the U.S. Treasury;  and the remainder are supported only by the credit of the instrumentality,  which may or may not include the right of the issuer to borrow from the Treasury.

         Bank   Obligations.   Certificates  of  deposit,   bankers'   acceptances,   and  other   short-term  debt
obligations.  Certificates of deposit are short-term  obligations of commercial  banks. A bankers'  acceptance is a time  draft  drawn on a  commercial  bank by a  borrower,  usually  in  connection  with  international  commercial transactions.  Certificates  of  deposit  may have fixed or  variable  rates.  The Fund may  invest in U.S.  banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

         Short-Term Corporate Debt Securities.  Outstanding  nonconvertible  corporate debt securities (e.g., bonds and debentures)  which have one year or less remaining to maturity.  Corporate notes may have fixed,  variable,  or floating rates.

         Commercial  Paper.  Short-term  promissory  notes issued by corporations  primarily to finance  short-term credit needs.  Certain notes may have floating or variable rates.

         Foreign Government Securities.  Issued or guaranteed by a foreign government,  province,  instrumentality, political subdivision or similar unit thereof.

         Savings and Loan  Obligations.  Negotiable  certificates of deposit and other  short-term debt obligations of savings and loan associations.

         Supranational  Entities.  The Fund may also invest in the  securities of certain  supranational  entities, such as the International Development Bank.

         Lower-Rated  Debt  Securities.  The Fund's  investment  program  permits it to purchase  below  investment grade  securities,  commonly  referred to as "junk  bonds." The Fund will not  purchase a junk bond if  immediately after such  purchase  the Fund would  have more than 5% of its total  assets  invested  in such  securities.  Since investors  generally perceive that there are greater risks associated with investment in lower quality  securities, the yields from such securities  normally  exceed those  obtainable from higher quality  securities.  However,  the principal  value of lower-rated  securities  generally  will fluctuate more widely than higher quality  securities.
Lower quality  investments  entail a higher risk of default -- that is, the nonpayment of interest and principal by the issuer than higher quality  investments.  Such securities are also subject to special risks,  discussed  below.
Although the Fund seeks to reduce risk by portfolio  diversification,  credit analysis,  and attention to trends in the economy,  industries  and financial  markets,  such efforts will not eliminate all risk.  There can, of course, be no assurance that the Fund will achieve its investment objective.

         After  purchase by the Fund, a debt  security may cease to be rated or its rating may be reduced below the minimum  required  for  purchase  by the Fund.  Neither  event will  require a sale of such  security  by the Fund.
However,  the  Sub-advisor  will consider such event in its  determination  of whether the Fund should  continue to hold the  security.  To the extent  that the  ratings  given by Moody's or S&P may change as a result of changes in such  organizations  or their rating  systems,  the Fund will attempt to use  comparable  ratings as standards  for investments in accordance with the investment policies contained in the Company's Prospectus.

         Junk bonds are regarded as predominantly  speculative with respect to the issuer's  continuing  ability to meet principal and interest  payments.  Because  investment in low and lower-medium  quality bonds involves greater investment  risk, to the extent the Fund invests in such bonds,  achievement  of its  investment  objective will be more  dependent on the  Sub-advisor's  credit  analysis  than would be the case if the Fund was investing in higher quality bonds.  For a discussion of the special risks involved in low-rated  bonds,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Writing  Covered  Call  Options.  The Fund may write  (sell)  American or European  style  "covered"  call options  and  purchase  options to close out  options  previously  written by the Fund.  In  writing  covered  call options,  the Fund  expects to generate  additional  premium  income which should serve to enhance the Fund's total return and reduce the effect of any price  decline of the  security  or currency  involved  in the option.  Covered call options will generally be written on securities or currencies  which, in the  Sub-advisor's  opinion,  are not expected to have any major price  increases or moves in the near future but which,  over the long term,  are deemed to be attractive investments for the Fund.

         The Fund will  write  only  covered  call  options.  This  means  that the Fund will own the  security  or currency  subject to the option or an option to  purchase  the same  underlying  security  or  currency,  having an exercise  price equal to or less than the exercise  price of the "covered"  option,  or will establish and maintain with its  custodian  for the term of the option,  an account  consisting  of cash or other liquid  assets  having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio  securities or  currencies on which call options may be written will be purchased  solely on the basis of investment  considerations  consistent with the Fund's investment  objective.  The writing of covered call options is a  conservative  investment  technique  believed to involve  relatively  little risk (in contrast to the writing of naked or  uncovered  options,  which the Fund will not do),  but capable of  enhancing  the Fund's total return.  When writing a covered call  option,  a fund,  in return for the  premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security or currency  above the exercise  price,  but  conversely retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns  securities or currencies  not subject to an option,  the Fund has no control over when it may be required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the expiration of its obligation as a writer.  If a call option which the Fund has written  expires,  the Fund will realize a gain in the amount  of the  premium;  however,  such gain may be offset by a  decline  in the  market  value of the  underlying security or currency  during the option  period.  If the call option is exercised,  the Fund will realize a gain or loss from the sale of the  underlying  security  or  currency.  The Fund does not  consider a security  or currency covered  by a call to be  "pledged"  as that  term is used in the  Fund's  policy  which  limits  the  pledging  or mortgaging of its assets.

         Call options  written by the Fund will  normally have  expiration  dates of less than nine months from the date  written.  The exercise  price of the options may be below,  equal to, or above the current  market  values of the  underlying  securities  or  currencies  at the time the options are written.  From time to time,  the Fund may purchase an  underlying  security or currency for delivery in accordance  with an exercise  notice of a call option assigned to it, rather than  delivering  such security or currency from its  portfolio.  In such cases,  additional costs may be incurred.

         The premium  received is the market  value of an option.  The premium the Fund will receive from writing a call option will reflect,  among other things,  the current  market price of the  underlying  security or currency, the  relationship  of the exercise price to such market price,  the historical  price  volatility of the underlying security  or  currency,  and the length of the option  period.  Once the  decision  to write a call option has been made, the Sub-advisor,  in determining  whether a particular call option should be written on a particular security or  currency,  will  consider  the  reasonableness  of the  anticipated  premium and the  likelihood  that a liquid secondary  market will exist for those options.  The premium  received by the Fund for writing covered call options will be recorded  as a liability  of the Fund.  This  liability  will be  adjusted  daily to the  option's  current market  value,  which will be the latest  sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option  will be  terminated  upon  expiration  of the option,  the  purchase  of an  identical  option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The  Fund  will  realize  a  profit  or  loss  from a  closing  purchase  transaction  if the  cost of the transaction  is less or more than the premium  received  from the writing of the option.  Because  increases in the market price of a call option will generally  reflect  increases in the market price of the underlying  security or currency,  any loss  resulting  from the  repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

         The Fund  will not  write a covered  call  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities  or  currencies  covering  call or put options  exceeds 25% of the market value of the Fund's total assets.  In calculating the 25% limit,  the Fund will offset,  against the value of assets  covering  written calls and puts,  the value of  purchased  calls and puts on  identical  securities  or  currencies  with  identical maturity dates.

         Writing  Covered  Put  Options.  The Fund may write  American or  European  style  covered put options and purchase options to close out options previously written by the Fund.

         The Fund would write put options only on a covered  basis,  which means that the Fund would  maintain in a segregated  account cash, U.S.  government  securities or other liquid high-grade debt obligations in an amount not less than the exercise  price or the Fund will own an option to sell the  underlying  security or currency  subject to the option having an exercise price equal to or greater than the exercise  price of the "covered"  option at all times  while the put option is  outstanding.  (The  rules of a clearing  corporation  currently  require  that such assets be deposited in escrow to secure  payment of the exercise  price.) The Fund would  generally  write  covered put options in circumstances  where the Sub-advisor wishes to purchase the underlying  security or currency for the
Fund at a price lower than the current  market  price of the  security  or  currency.  In such event the Fund would write a put option at an exercise price which,  reduced by the premium  received on the option,  reflects the lower price it is  willing  to pay.  Since  the Fund  would  also  receive  interest  on debt  securities  or  currencies maintained  to cover the exercise  price of the option,  this  technique  could be used to enhance  current  return during  periods  of  market  uncertainty.  The risk in such a  transaction  would be that the  market  price of the underlying  security  or currency  would  decline  below the  exercise  price less the  premiums  received.  Such a decline could be  substantial  and result in a  significant  loss to the Fund.  In addition,  the Fund,  because it does not own the specific  securities  or  currencies  which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Fund  will not  write a  covered  put  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities  or  currencies  covering put or call  options  exceeds 25% of the market value of the Fund's total assets.  In calculating the 25% limit,  the Fund will offset,  against the value of assets  covering  written puts and calls,  the value of  purchased  puts and calls on  identical  securities  or  currencies  with  identical maturity dates.

         Purchasing Put Options.  The Fund may purchase  American or European  style put options.  As the holder of a put option,  the Fund has the right to sell the  underlying  security or  currency at the  exercise  price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such options,  exercise  them or permit them to expire.  The
Fund may purchase put options for  defensive  purposes in order to protect  against an  anticipated  decline in the value of its  securities  or  currencies.  An example  of such use of put  options  is  provided  in this SAI under
"Certain Risk Factors and Investment Methods."

         The  premium  paid by the Fund when  purchasing  a put option  will be  recorded  as an asset of the Fund.
This asset will be adjusted  daily to the option's  current  market  value,  which will be the latest sale price at the time at which the net asset value per share of the Fund is  computed  (close of New York Stock  Exchange),  or, in the absence of such sale,  the latest bid price.  This asset will be terminated  upon  expiration of the option, the  selling  (writing)  of an  identical  option in a  closing  transaction,  or the  delivery  of the  underlying security or currency upon the exercise of the option.

         Purchasing  Call Options.  The Fund may purchase  American or European  style call options.  As the holder of a call option,  the Fund has the right to purchase the underlying  security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such  options,  exercise  them or permit them to expire.
The Fund may purchase call options for the purpose of increasing  its current  return or avoiding tax  consequences which  could  reduce  its  current  return.  The  Fund may also  purchase  call  options  in order to  acquire  the underlying  securities  or  currencies.  Examples  of such  uses of call  options  are  provided  in this SAI under
"Certain Risk Factors and Investment Methods."

         The Fund may also  purchase  call  options on  underlying  securities  or  currencies  it owns in order to protect  unrealized  gains on call options  previously  written by it. A call option  would be  purchased  for this purpose  where  tax  considerations  make  it  inadvisable  to  realize  such  gains  through  a  closing  purchase transaction.  Call options may also be purchased at times to avoid realizing losses.

         Dealer  (Over-the-Counter)  Options.  The  Fund may  engage  in  transactions  involving  dealer  options.
Certain  risks are  specific to dealer  options.  While the Fund would look to a clearing  corporation  to exercise exchange-traded  options,  if the Fund were to purchase a dealer  option,  it would rely on the dealer from whom it purchased  the option to perform if the option were  exercised.  Failure by the dealer to do so would result in the loss  of the  premium  paid  by the  Fund  as well as  loss  of the  expected  benefit  of the  transaction.  For a discussion of dealer options, see this SAI under "Certain Risk Factors and Investment Methods."

         Futures Contracts:

                  Transactions  in Futures.  The Fund may enter into  futures  contracts,  including  stock  index, interest  rate and currency  futures  ("futures" or "futures  contracts").  The Fund may also enter into futures on commodities  related to the types of companies in which it invests,  such as oil and gold  futures.  Otherwise  the nature of such  futures and the  regulatory  limitations  and risks to which they are subject are the same as those described below.

                  Stock index  futures  contracts  may be used to attempt to hedge a portion of the Fund, as a cash management  tool,  or as an  efficient  way for the  Sub-advisor  to  implement  either an  increase or decrease in portfolio  market  exposure in  response  to changing  market  conditions.  The Fund may  purchase or sell  futures contracts  with  respect  to any stock  index.  Nevertheless,  to hedge the Fund  successfully,  the Fund must sell futures  contacts with respect to indices or subindices  whose movements will have a significant  correlation  with movements in the prices of the Fund's securities.

                  Interest rate or currency  futures  contracts may be used to attempt to hedge against  changes in prevailing  levels  of  interest  rates or  currency  exchange  rates in order to  establish  more  definitely  the effective  return on  securities or  currencies  held or intended to be acquired by the Fund.  In this regard,  the
Fund could sell  interest  rate or  currency  futures as an offset  against  the effect of  expected  increases  in interest  rates or currency  exchange  rates and purchase such futures as an offset  against the effect of expected declines in interest rates or currency exchange rates.

                  The Fund will enter  into  futures  contracts  which are traded on  national  or foreign  futures exchanges,  and are standardized as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading in the United  States are  regulated  under the  Commodity  Exchange Act by the CFTC.  Although  techniques other than the sale and purchase of futures  contracts  could be used for the  above-referenced  purposes,  futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

                  Regulatory  Limitations.  The Fund will engage in futures  contracts and options thereon only for bona fide hedging,  yield  enhancement,  and risk  management  purposes,  in each case in accordance with rules and regulations of the CFTC.

                  The Fund may not  purchase or sell  futures  contracts  or related  options  if, with  respect to positions  which do not  qualify as bona fide  hedging  under  applicable  CFTC  rules,  the sum of the  amounts of initial  margin  deposits and premiums paid on those  positions  would exceed 5% of the net asset value of the Fund after taking into account  unrealized  profits and  unrealized  losses on any such  contracts it has entered  into;
provided,  however,  that in the case of an option that is in-the-money at the time of purchase,  the  in-the-money amount  may be  excluded  in  calculating  the 5%  limitation.  For  purposes  of this  policy  options  on futures contracts and foreign  currency  options  traded on a commodities  exchange will be considered  "related  options."
This policy may be modified by the  Directors  of the  Company  without a  shareholder  vote and does not limit the percentage of the Fund's assets at risk to 5%.

                  In instances  involving  the purchase of futures  contracts or the writing of call or put options thereon by the Fund,  an amount of cash or other liquid  assets equal to the market value of the futures  contracts and options thereon (less any related margin  deposits),  will be identified by the Fund to cover the position,  or alternative  cover (such as owning an offsetting  position)  will be employed.  Assets used as cover cannot be sold while the position in the  corresponding  option or future is open,  unless they are replaced with similar  assets.
As a result,  the commitment of a large portion of the Fund's assets as cover could impede portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

         Options on  Futures  Contracts.  The Fund may  purchase  and sell  options on the same types of futures in which it may invest.  As an alternative to writing or purchasing  call and put options on stock index futures,  the
Fund may write or purchase  call and put  options on  financial  indices.  Such  options  would be used in a manner similar  to the use of  options  on  futures  contracts.  From time to time,  a single  order to  purchase  or sell futures  contracts  (or options  thereon) may be made on behalf of the Fund and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or Rowe  Price-Fleming  International,  Inc. Such  aggregated  orders would be allocated among the Fund and such other portfolios  managed by the Sub-advisor in a fair and  non-discriminatory manner.  See  this SAI and  Company's  Prospectus  under  "Certain  Risk  Factors  and  Investment  Methods"  for a
description of certain risks in options and future contracts.

         Additional  Futures and  Options  Contracts.  Although  the Fund has no current  intention  of engaging in futures or options  transactions  other than those  described  above,  it reserves the right to do so. Such futures and options  trading  might  involve  risks which differ from those  involved in the futures and options  described above.

         Foreign  Futures and  Options.  The Fund is  permitted  to invest in foreign  futures and  options.  For a description  of foreign  futures and options and certain risks  involved  therein as well as certain risks involved in foreign  investing,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Foreign  Securities.  The Fund may  invest  in U.S.  dollar-denominated  and  non-U.S.  dollar-denominated securities  of  foreign  issuers.  There  are  special  risks in  foreign  investing.  Certain  of these  risks are inherent  in any  international  mutual  fund while  others  relate  more to the  countries  in which the Fund will invest.  Many of the risks are more  pronounced for investments in developing or emerging  countries,  such as many of the  countries  of  Southeast  Asia,  Latin  America,  Eastern  Europe and the Middle  East.  For an  additional discussion  of  certain  risks  involved  in  investing  in  foreign  securities,  see this  SAI and the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency  Transactions.  A forward foreign currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted  directly between currency traders (usually large,  commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement,  and no commissions are charged at any stage for trades.

         The Fund may enter into forward  contracts for a variety of purposes in connection  with the management of the foreign  securities  portion of its  portfolio.  The Fund's use of such  contracts  would  include,  but not be limited to, the  following:  First,  when the Fund enters  into a contract  for the  purchase or sale of a security denominated  in a foreign  currency,  it may desire to "lock in" the U.S.  dollar  price of the  security.  Second, when the Sub-advisor  believes that one currency may experience a substantial  movement  against another  currency, including the U.S.  dollar,  it may enter into a forward  contract to sell or buy the amount of the former  foreign currency,  approximating  the value of some or all of the Fund's  securities  denominated in such foreign currency.
Alternatively,  where appropriate,  the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy  currency  where such  currency or  currencies  act as an effective  proxy for other  currencies.  In such a case,  the Fund may enter into a forward  contract  where the  amount of the  foreign currency to be sold  exceeds  the value of the  securities  denominated  in such  currency.  The use of this basket hedging  technique may be more  efficient and  economical  than entering into separate  forward  contracts for each currency held in the Fund.  The precise  matching of the forward  contract  amounts and the value of the securities involved  will not  generally be possible  since the future value of such  securities  in foreign  currencies  will change as a  consequence  of  market  movements  in the  value of those  securities  between  the date the  forward contract is entered  into and the date it  matures.  The  projection  of  short-term  currency  market  movement is extremely  difficult,  and the successful  execution of a short-term  hedging strategy is highly  uncertain.  Under normal  circumstances,  consideration  of the prospect for currency  parities will be incorporated  into the longer term  investment  decisions  made with  regard to overall  diversification  strategies.  However,  the  Sub-advisor believes  that it is important to have the  flexibility  to enter into such forward  contracts  when it  determines that the best interests of the Fund will be served.

         The Fund may enter into forward  contracts for any other  purpose  consistent  with the Fund's  investment objective and  policies.  However,  the Fund will not enter into a forward  contract,  or maintain  exposure to any such  contract(s),  if the amount of foreign currency  required to be delivered  thereunder would exceed the Fund's holdings of liquid assets and currency  available for cover of the forward  contract(s).  In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

         At the maturity of a forward contract,  the Fund may sell the portfolio  security and make delivery of the foreign  currency,  or it may retain the  security  and either  extend the  maturity  of the forward  contract  (by
"rolling" that contract forward) or may initiate a new forward contract.

         If the Fund retains the portfolio security and engages in an offsetting  transaction,  the Fund will incur a gain or a loss (as described  below) to the extent that there has been movement in forward  contract  prices.  If the Fund engages in an offsetting  transaction,  it may subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward  prices  decline  during the period  between the Fund's  entering into a forward contract  for the sale of a foreign  currency and the date it enters into an  offsetting  contract for the purchase of the  foreign  currency,  the Fund will  realize a gain to the extent the price of the  currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should  forward prices  increase,  the Fund will suffer a loss to the  extent of the  price of the  currency  it has  agreed to  purchase  exceeds  the price of the currency it has agreed to sell.

         The Fund's  dealing in forward  foreign  currency  exchange  contracts  will  generally  be limited to the transactions  described  above.  However,  the Fund  reserves  the right to enter  into  forward  foreign  currency contracts for different  purposes and under different  circumstances.  Of course, the Fund is not required to enter into  forward  contracts  with  regard to its  foreign  currency-denominated  securities  and will not do so unless deemed  appropriate by the  Sub-advisor.  It also should be realized that this method of hedging  against a decline in the value of a currency does not eliminate  fluctuations in the underlying  prices of the securities.  It simply establishes a rate of exchange at a future date.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings  of  foreign  currencies  into  U.S.  dollars  on a daily  basis.  It will do so from  time to  time,  and investors  should be aware of the costs of currency  conversion.  Although foreign exchange dealers do not charge a fee for  conversion,  they do realize a profit based on the difference  (the "spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the Fund at one rate,  while  offering a lesser  rate of  exchange  should the Fund  desire to resell  that  currency to the dealer.  For a discussion of certain risk factors involved in foreign currency  transactions,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options,  Futures  Contracts and Forward  Foreign  Exchange  Contracts.  The Fund
may enter into certain option,  futures,  and forward foreign exchange contracts,  including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions  which are  considered  Section 1256  contracts will be considered to have been closed at the end of the Fund's  fiscal  year and any gains or losses will be  recognized  for tax  purposes  at that time.  Such gains or losses from the normal closing or settlement of such  transactions  will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term  capital gain or loss  regardless of the holding period of the instrument (or, in the case of foreign exchange  contracts,  entirely as entirely as ordinary income or loss).  The Fund will be required to  distribute  net gains on such  transactions  to  shareholders  even though it may not have closed the transaction and received cash to pay such distributions.

         Options,  futures and forward foreign  exchange  contracts,  including  options and futures on currencies, which offset a foreign dollar  denominated bond or currency position may be considered  straddles for tax purposes, in which case a loss on any  position in a straddle  will be subject to deferral to the extent of  unrealized  gain in an offsetting  position.  The holding  period of the  securities or currencies  comprising  the straddle will be deemed  not to begin  until  the  straddle  is  terminated.  The  holding  period  of the  security  offsetting  an
"in-the-money  qualified  covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term  capital loss, if the security  covering the option was held for more than twelve months prior to the writing of the option.

         In order for the Fund to continue to qualify for federal  income tax  treatment as a regulated  investment company,  at least 90% of its gross  income  for a taxable  year must be  derived  from  qualifying  income,  i.e., dividends,  interest,  income  derived  from  loans  of  securities,  and  gains  from the  sale of  securities  or currencies.  Tax  regulations  could be issued  limiting the extent that net gain realized from option,  futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain  options,  futures  contracts,  or forward  contracts may be deemed a "constructive  sale" of offsetting  securities,  which could result in a taxable gain from the sale being  distributed  to  shareholders.  The Fund would be  required to  distribute  any such gain even though it would not receive  proceeds  from the sale at the time the  option,  futures or forward  position is entered into.

         Hybrid  Instruments.  Hybrid  Instruments  have  been  developed  and  combine  the  elements  of  futures contracts,  options  or  other  financial  instruments  with  those  of  debt,  preferred  equity  or a  depository instrument (hereinafter "Hybrid Instruments).  Hybrid Instruments may take a variety of forms,  including,  but not limited to, debt  instruments  with interest or principal  payments or redemption  terms determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities  with the  conversion  terms related to a particular  commodity.  For a discussion of certain risks involved in investing in hybrid  instruments see this SAI under "Certain Risk Factors and Investment Methods."

         Reverse  Repurchase  Agreements.  Although the Fund has no current intention,  in the foreseeable  future, of  engaging  in  reverse  repurchase  agreements,  the  Fund  reserves  the  right  to do so.  Reverse  repurchase agreements  are  ordinary  repurchase  agreements  in which a fund is the seller of,  rather than the  investor in, securities,  and  agrees  to  repurchase  them at an  agreed  upon  time and  price.  Use of a  reverse  repurchase agreement may be preferable to a regular sale and later  repurchase  of the  securities  because it avoids  certain market risks and  transaction  costs.  A reverse  repurchase  agreement may be viewed as a type of borrowing by the
Fund.

         Short Sales.  The Fund may,  from time to time,  make short sales of  securities  it owns or has the right to acquire  through  conversion  or exchange of other  securities  it owns (short sales  "against  the box").  In a short sale, the Fund does not  immediately  deliver the securities  sold or receive the proceeds from the sale. The
Fund may make a short sale against the box in order to hedge  against  market risks when it believes that the price of a security may decline,  affecting  the Fund directly if it owns that security or causing a decline in the value of a security owned by the Fund that is convertible into the security sold short.

To secure its obligations to deliver the securities sold short,  the Fund will segregate  assets with its custodian in an amount at least  equal to the value of the  securities  sold short or the  securities  convertible  into,  or exchangeable  for, the  securities.  The Fund may close out a short  position by purchasing and delivering an equal amount of securities sold short,  rather than by delivering  securities  already held by the Fund, because the Fund may  want to  continue  to  receive  interest  and  dividend  payments  on  securities  in its  portfolio  that are convertible into the securities sold short.

         Warrants.  The Fund may acquire  warrants.  For a discussion of certain risks involved  therein,  see this
SAI under "Certain Risk Factor and Investment Methods."

         Investment in Small,  Unseasoned  Companies.  The Fund may invest in small, less well-known companies that have operated for less than three years  (including  predecessors).  The  securities  of such  companies may have a limited trading  market,  which may adversely  affect their  disposition and can result in their being priced lower than might  otherwise be the case.  If other  investment  companies  and investors who invest in such issuers trade the same  securities  when the Fund  attempts to dispose of its  holdings,  the Fund may receive  lower prices than might otherwise be obtained.

         Corporate  Reorganizations.  In general,  securities of companies engaged in  reorganization  transactions sell at a premium to their  historic  market price  immediately  prior to the  announcement  of the tender offer or reorganization  proposal.  However,  the  increased  market price of such  securities  may also  discount  what the stated or appraised value of the security would be if the  contemplated  transaction  were approved or consummated.
Such  investments  may be advantageous  when the discount  significantly  overstates the risk of the  contingencies involved,  significantly  undervalues the  securities,  assets or cash to be received by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately to recognize the possibility that the offer or proposal  may be  replaced  or  superseded  by an offer or  proposal  of  greater  value.  The  evaluation  of such contingencies  requires  unusually  broad  knowledge  and  experience  on the part of the  Sub-advisor,  which must appraise  not only the  value of the  issuer  and its  component  businesses  and the  assets or  securities  to be received as a result of the contemplated  transaction,  but also the financial resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

        In making such  investments,  the Fund will be subject to its  diversification  and other investment  restrictions, including the  requirement  that,  except with respect to 25% of its assets,  not more than 5% of its assets may be invested  in the  securities  of any issuer (see this SAI under  "Fundamental  Investment  Restrictions").  Because such  investments are ordinarily  short term in nature,  they will tend to increase the Fund's  portfolio  turnover rate,  thereby  increasing  its  brokerage  and other  transaction  expenses.  The  Sub-advisor  intends  to select investments  of the type  described  that,  in its view,  have a  reasonable  prospect  of capital  growth  that is significant in relation to both the risk involved and the potential of available alternate investments.

         Lending of Portfolio  Securities.  Securities loans are made to broker-dealers or institutional  investors or other persons,  pursuant to agreements  requiring that the loans be continuously  secured by collateral at least equal at all  times to the  value of the  securities  lent,  marked to  market  on a daily  basis.  The  collateral received will consist of cash or U.S.  government  securities.  While the  securities are being lent, the Fund will continue to receive the  equivalent of the interest or dividends paid by the issuer on the  securities,  as well as interest on the  investment of the  collateral  or a fee from the borrower.  The Fund has a right to call each loan and obtain the  securities on three  business  days' notice or, in connection  with  securities  trading on foreign markets,  within such longer period of time which  coincides  with the normal  settlement  period for purchases and sales of such securities in such foreign  markets.  The Fund will not have the right to vote securities  while they are being lent,  but it will call a loan in  anticipation  of any important  vote.  The risks in lending  portfolio securities,  as with other  extensions  of  secured  credit,  consist of  possible  delay in  receiving  additional collateral or in the recovery of the  securities or possible loss of rights in the  collateral  should the borrower fail  financially.  Loans will only be made to firms deemed to be of good  standing and will not be made unless the consideration to be earned from such loans would justify the risk.

         When-Issued  Securities  and  Forward  Commitment  Contracts.  The  Fund  may  purchase  securities  on  a
"when-issued" or delayed delivery basis and may purchase  securities on a forward  commitment  basis. Any or all of the Fund's  investments  in debt  securities  may be in the form of  when-issueds  and forwards.  The price of such securities,  which may be expressed in yield terms,  is fixed at the time the  commitment to purchase is made,  but delivery  and payment  take place at a later  date.  Normally,  the  settlement  date occurs  within 90 days of the purchase for  when-issueds,  but may be  substantially  longer for  forwards.  The Fund will cover its  commitments with respect to these  securities by  maintaining  cash and/or other liquid assets with its custodian bank equal in value to these  commitments  during the time between the purchase and the settlement.  Such  segregated  securities either  will  mature  or, if  necessary,  be sold on or before  the  settlement  date.  For a  discussion  of these securities and the risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

         Money  Market  Securities.  The Fund  will hold a  certain  portion  of its  assets  in U.S.  and  foreign dollar-denominated  money market  securities,  including  repurchase  agreements,  rated in the two highest  rating categories, maturing in one year or less.

         Investment  Opportunities  and Related  Limitations.  Affiliates of the  Sub-advisor  may, in the ordinary course  of  their  business,  acquire  for  their  own  account  or for the  accounts  of their  advisory  clients, significant  (and possibly  controlling)  positions in the  securities  of companies  that may also be suitable for investment  by the Fund.  The  securities  in which the Fund might  invest may  thereby be limited to some  extent.
For instance,  many  companies in the past several years have adopted  so-called  "poison pill" or other  defensive measures  designed to discourage or prevent the  completion  of  non-negotiated  offers for control of the company.
Such  defensive  measures  may have the effect of  limiting  the shares of the  company  that  might  otherwise  be acquired  by the  Fund  if the  affiliates  of the  Sub-advisor  or  their  advisory  accounts  have or  acquire  a significant  position  in the same  securities.  However,  the  Sub-advisor  does not believe  that the  investment activities  of its  affiliates  will have a  material  adverse  effect  upon the Fund in  seeking  to  achieve  its investment  objectives.  In addition,  orders for the Fund generally are accorded priority of execution over orders entered on behalf of accounts in which the  Sub-advisor or its affiliates  have a substantial  pecuniary  interest.
The Fund may invest in the  securities of companies  that are investment  management  clients of the  Sub-advisor's affiliates.  In addition,  portfolio  companies or their officers or directors may be minority  shareholders of the
Sub-advisor or its affiliates.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Purchase additional securities when money borrowed exceeds 5% of its total assets;

         2.       Invest in companies for the purpose of exercising management or control;

         3.       Purchase a futures  contract or an option  thereon if, with  respect to  positions  in futures or options on futures which do not  represent  bona fide hedging,  the aggregate  initial  margin and premiums on such options would exceed 5% of the Fund's net asset value;

         4.       Purchase illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such  securities.  Securities  eligible  for  resale  under Rule 144A of the 1933 Act may be subject to this 15%
limitation;

         5.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the  Investment  Company  Act of 1940 or the  conditions  of any  order of  exemption  from the SEC  regarding  the purchase of securities of money market funds managed by the Sub-advisor or its affiliates;

         6.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments;

         7.       Mortgage,  pledge,  hypothecate  or, in any manner,  transfer any  security  owned by the Fund as security for indebtedness  except as may be necessary in connection with permissible  borrowings or investments and then such mortgaging,  pledging or  hypothecating  may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

         8.       Invest in puts,  calls,  straddles,  spreads,  or any combination  thereof,  except to the extent permitted by the Company's Prospectus and this SAI;

         9.       Sell securities  short,  except that the Fund may make short sales if it owns the securities sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

         10.      Invest in warrants if, as a result  thereof,  more than 10% of the value of the net assets of the
Fund would be invested in warrants,  except that this restriction  does not apply to warrants  acquired as a result of the purchase of another  security.  For purposes of these  percentage  limitations,  the warrants will be valued at the lower of cost or market.

ASAF Janus Mid-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek long-term growth of capital.

Investment Policies:

         Foreign  Securities.  The Fund may invest up to 25% of its net assets in  foreign  securities  denominated in foreign  currencies  and not publicly  traded in the United States.  Investing in securities of foreign  issuers generally  involves  risks not  ordinarily  associated  with  investing in  securities of domestic  issuers.  For a discussion of the risks involved in foreign  securities,  see this SAI and the Company's  Prospectus under "Certain
Risk Factors and Investment Methods."

         Depositary  Receipts.  The Fund may invest in  sponsored  and  unsponsored  American  Depositary  Receipts
("ADRs"),  which are described in the Company's  Prospectus  under "Certain Risk Factors and  Investment  Methods."
Holders of unsponsored  ADRs generally bear all the costs of the ADR facility,  whereas foreign  issuers  typically bear certain costs in a sponsored  ADR. The bank or trust company  depositary  of an  unsponsored  ADR may be under no obligation to distribute shareholder  communications  received from the foreign issuer or to pass through voting rights.  The Fund may also invest in European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs")
and in other similar instruments representing securities of foreign companies.

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The Fund may invest in  securities of money market funds managed by the Sub-advisor in excess of the  limitations of Section  12(d)(1) under the terms of an SEC  exemptive  order  obtained  by the  Sub-advisor  and the  funds  that are  advised  or  sub-advised  by the
Sub-advisor.

         Municipal  Obligations.  The Fund may invest in municipal  obligations  issued by states,  territories and possessions  of the  United  States  and the  District  of  Columbia.  The value of  municipal  obligations  can be affected by changes in their actual or perceived  credit quality.  The credit quality of municipal  obligations can be  affected by among  other  things the  financial  condition  of the issuer or  guarantor,  the  issuer's  future borrowing plans and sources of revenue,  the economic  feasibility of the revenue bond project or general borrowing purpose,  political or economic  developments in the region where the security is issued,  and the liquidity of the security.  Because  municipal  securities  are  generally  traded  over-the-counter,  the liquidity of a particular issue  often  depends on the  willingness  of  dealers  to make a market in the  security.  The  liquidity  of some municipal  obligations may be enhanced by demand  features,  which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary.

         Income-Producing  Securities.  Types of  income-producing  securities that the Fund may purchase  include, but are not limited to, (i) variable and floating rate  obligations,  which are  securities  having  interest rates that are adjusted  periodically  according to a specified  formula,  usually with  reference to some  interest rate index or market  interest  rate,  and (ii) tender  option  bonds,  which are  relatively  long-term  bonds that are coupled  with the  agreement  of a third  party  (such as a broker,  dealer or bank) to grant the  holders  of such securities the option to tender the  securities to the  institution  at periodic  intervals.  Variable and floating rate  obligations  often carry demand features  permitting the holder to demand payment of principal at any time or at specified  intervals  prior to maturity.  The Fund may also acquire standby  commitments,  which are instruments similar to puts that give the holder the option to obligate a broker,  dealer or bank to  repurchase  a security at a specified  price.  The Fund will purchase  standby  commitments,  tender option bonds and instruments with demand features  primarily  for the purpose of  increasing  the  liquidity of its  portfolio.  The Fund may also invest in inverse  floaters,  which are debt  instruments  the  interest on which  varies in an inverse  relationship  to the interest rate on another  security.  If movements in interest  rates are  incorrectly  anticipated,  the Fund could lose money or its net asset  value  could  decline by the use of inverse  floaters.  The Fund will not invest  more than 5% of its assets in inverse  floaters.  The Fund may also  invest in strip  bonds,  which are debt  securities that are stripped of their interest  (usually by a financial  intermediary)  after the  securities are issued.  The market  value of these  securities  generally  fluctuates  more in  response  to  changes  in  interest  rates than interest-paying securities of comparable maturity.

         Zero  Coupon,  Step  Coupon  and  Pay-In-Kind  Securities.  The Fund may invest up to 10% of its assets in zero coupon,  pay-in-kind  and step coupon  securities.  Zero coupon bonds are described in this SAI under "Certain
Risk Factors and  Investment  Methods."  Step coupon bonds trade at a discount from their face value and pay coupon interest.  The coupon rate is low for an initial  period and then  increases  to a higher  coupon rate  thereafter.
The  discount  from the face  amount  or par  value  depends  on the time  remaining  until  cash  payments  begin, prevailing  interest rates,  liquidity of the security and the perceived credit quality of the issuer.  Pay-in-kind bonds  normally  give the issuer an option to pay cash at a coupon  payment date or give the holder of the security a similar  bond with the same  coupon rate and a face value  equal to the amount of the coupon  payment  that would have been made.

         Generally,  the market prices of zero coupon,  step coupon and  pay-in-kind  securities  are more volatile than the prices of securities  that pay interest  periodically  and in cash and are likely to respond to changes in interest  rates to a greater  degree than other  types of debt  securities  having  similar  maturities  and credit quality.  Additionally,  the Fund may have to sell  portfolio  holdings  so that it is able to  distribute  cash in order to satisfy current federal tax law requirements to distribute income accrued,  but not actually received,  on zero coupon,  step coupon and pay-in-kind  securities.  This may cause the Fund to incur capital gains or losses on such sales,  as well as reduce the assets to which Fund  expenses  could be allocated and reduce the rate of return for the Fund.  For  additional  discussion of potential tax  consequences  of investing in zero coupon  securities, see this SAI under "Additional Tax Considerations."

         High-Yield/High-Risk  Securities.  The Fund  may  invest  up to 35% of its net  assets  in bonds  that are rated  below  investment  grade.  The Fund may also  invest in unrated  debt  securities  of foreign  and  domestic issuers.  Unrated  debt,  while not  necessarily  of lower quality than rated  securities,  may not have as broad a market.  Because of the size and perceived demand of the issue,  among other factors,  certain  municipalities  may not incur the costs of obtaining a rating.  The Sub-advisor  will analyze the  creditworthiness  of the issuer,  as well as any financial  institution or other party responsible for payments on the security,  in determining whether to purchase  unrated  municipal  bonds.  Unrated  bonds will be included  in the 35% limit  unless the  Sub-advisor deems such securities to be the equivalent of investment  grade  securities.  For a description of these securities and a discussion of the risks  involved  therein,  see this SAI and the Company's  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         The Fund may purchase  defaulted  securities  subject to the above limits,  but only when the  Sub-advisor believes,  based upon its analysis of the financial  condition,  results of operations  and economic  outlook of an issuer,  that there is  potential  for  resumption  of income  payments  and that the  securities  offer an unusual opportunity for capital  appreciation.  Notwithstanding  the  Sub-advisor's  belief as to the resumption of income, however,  the  purchase of any security on which  payment of interest or  dividends  is  suspended  involves a high degree of risk.  Such risk includes, among other things, the following:

                  Financial  and  Market  Risks.  Investments  in  securities  that are in  default  involve a high degree of financial and market risks that can result in  substantial  or, at times,  even total losses.  Issuers of defaulted  securities may have  substantial  capital needs and may become involved in bankruptcy or  reorganization proceedings.  Among the problems  involved in  investments  in such issuers is the fact that it may be difficult to obtain  information  about their  condition.  The market  prices of  securities of such issuers also are subject to abrupt and erratic  movements and above average price  volatility,  and the spread between the bid and asked prices of such securities may be greater than normally expected.

                  Disposition of Portfolio  Securities.  Although the Fund  generally will purchase  securities for which the Sub-advisor expects an active market to be maintained,  defaulted  securities may be less actively traded than other  securities and it may be difficult to dispose of substantial  holdings of such securities at prevailing market  prices.  The Fund will limit  holdings of any such  securities  to amounts  that the  Sub-advisor  believes could be readily  sold,  and holdings of such  securities  would,  in any event,  be limited so as not to limit the
Portfolio's ability to readily dispose of securities to meet redemptions.

                  Other.  Defaulted securities require active monitoring and may, at times,  require  participation in bankruptcy or receivership proceedings on behalf of the Fund.

         Reverse  Repurchase  Agreements.  The  Fund may use  reverse  repurchase  agreements  to  provide  cash to satisfy unusually heavy redemption  requests or for other temporary or emergency  purposes without the necessity of selling  portfolio  securities,  or to earn additional  income on portfolio  securities,  such as Treasury bills or notes.  The Fund will enter into  reverse  repurchase  agreements  only with  parties  that the  Sub-advisor  deems creditworthy.  Using reverse  repurchase  agreements to earn additional  income involves the risk that the interest earned on the invested  proceeds is less than the expense of the reverse  repurchase  agreement  transaction.  This technique  may also have a  leveraging  effect on the Fund,  although  the  requirement  for the Fund to  segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

         For an  additional  discussion  of  reverse  repurchase  agreements  and their  risks,  see the  Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Futures,  Options  and  Forward  Contracts.  The Fund may enter  into  futures  contracts  on  securities, financial indices,  and foreign currencies and options on such contracts,  and may invest in options on securities, financial  indices,  and  foreign  currencies,  and  forward  contracts.  The Fund will not enter into any  futures contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under  outstanding futures contract  positions and options on futures  contracts  written by the Fund would exceed the market value of the Fund's total assets.  The Fund may invest in forward  currency  contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write  options that are traded on United States and foreign  securities  exchanges and over-the-counter  on the types of securities,  and on indices based on the types of  securities,  in which the Fund is permitted to invest directly.  The Fund will effect  over-the-counter  options transactions only with investment dealers  and other  financial  institutions  (such as  commercial  banks or savings and loan  institutions)  deemed
creditworthy  by  the  Sub-advisor   pursuant  to  procedures   adopted  by  the  Sub-advisor  for  monitoring  the
creditworthiness  of  those  entities.  To the  extent  that  an  option  purchased  or  written  by the  Fund in a negotiated  transaction  is illiquid,  the value of the option  purchased  or the amount of the Fund's  obligations under an  option  it has  written,  as the case may be,  will be  subject  to the  Fund's  limitation  on  illiquid investments.  In the case of  illiquid  options,  it may not be  possible  for the  Fund to  effect  an  offsetting transaction  when the  Sub-advisor  believes it would be  advantageous  for the Fund to do so. For a description of these  strategies  and  instruments  and certain of their risks,  see this SAI and the Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Eurodollar   Instruments.   The  Fund  may  make   investments  in  Eurodollar   instruments.   Eurodollar
instruments  are U.S.  dollar-denominated  futures  contracts  or  options  thereon  that are  linked to the London
Interbank  Offered Rate ("LIBOR"),  although  foreign  currency-denominated  instruments are available from time to time.  Eurodollar  futures  contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for  borrowings.  The Fund might use  Eurodollar  futures  contracts and options  thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

         Swaps and Swap-Related  Products.  The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or liability-based  basis,  depending upon whether it is hedging its assets or its liabilities,  and will usually  enter into  interest  rate swaps on a net basis (i.e.,  the two payment  streams are netted out, with the Fund  receiving  or paying,  as the case may be,  only the net amount of the two  payments).  The net amount of the excess,  if any, of the Fund's  obligations  over its entitlement  with respect to each interest rate swap will be  calculated  on a daily basis and an amount of cash or other liquid  assets  having an aggregate net asset value at least equal to the accrued  excess will be maintained in a segregated  account by the Fund's  custodian.  If the
Fund enters into an interest  rate swap on other than a net basis,  it would  maintain a segregated  account in the full amount  accrued on a daily basis of its  obligations  with  respect to the swap.  The Fund will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other party  thereto is rated in one of the three highest  rating  categories of at least one NRSRO at the time of entering into such transaction.  The Sub-advisor will monitor the  creditworthiness  of all counterparties on an ongoing  basis.  If there is a default by the other  party to such a  transaction,  the Fund will have  contractual remedies pursuant to the agreements related to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been developed and,  accordingly,  are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will  segregate cash or other liquid assets  having an  aggregate  net asset value at least equal to the full amount,  accrued on a daily basis,  of its obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate swap  transactions  that may be  entered  into by the
Fund.  These  transactions may in some instances  involve the delivery of securities or other underlying  assets by the Fund or its counterparty to collateralize  obligations under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with  respect  to  interest  rate  swaps is  limited  to the net amount of the payments  that the Fund is  contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the Fund would risk the loss of the payments that it  contractually  is entitled to receive.  The Fund may buy and sell (i.e.,  write) caps and floors without  limitation,  subject to the segregation requirement described above.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Janus Mid-Cap Growth Fund. These  limitations are not  "fundamental"  restrictions,  and may be changed by the Directors without shareholder approval.

         1.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

         2.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         3.       The Fund may not  mortgage  or pledge any  securities  owned or held by the Fund in amounts  that exceed,  in the  aggregate,  15% of the Fund's net asset value,  provided  that this  limitation  does not apply to reverse  repurchase  agreements,  margin and other deposits in connection with  transactions  in futures,  options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

         4.       The Fund  does not  currently  intend  to  purchase  any  security  or  enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors,  or the Fund's Sub-advisor acting pursuant to authority  delegated by the Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the Securities
Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2) commercial paper and municipal lease obligations.  Accordingly, such securities may not be subject to the foregoing limitation.

         5.       The Fund may not invest in companies for the purpose of exercising control of management.

ASAF Neuberger Berman Mid-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Securities  Loans.  In order to realize  income,  the Fund may lend portfolio  securities with a value not exceeding  33-1/3% of its total assets to banks,  brokerage firms, or institutional  investors judged  creditworthy by the Sub-advisor.  Borrowers are required  continuously to secure their  obligations to return securities on loan from the Fund by  depositing  collateral,  which  will be  marked  to  market  daily,  in a form  determined  to be satisfactory by the Directors and equal to at least 100% of the market value of the loaned  securities,  which will also be  marked  to  market  daily.  The  Sub-advisor  believes  the risk of loss on these  transactions  is slight because,  if a borrower were to default for any reason, the collateral should satisfy the obligation.  However,  as with other extensions of secured credit,  loans of portfolio  securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase  Agreements.  In a reverse repurchase  agreement,  the Fund sells portfolio  securities subject to its agreement to repurchase  the  securities at a later date for a fixed price  reflecting a market rate of interest;  these  agreements are considered  borrowings for purposes of the Fund's  investment  limitations  and policies  concerning  borrowings.  There is a risk that the counterparty to a reverse repurchase  agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

         Covered Call  Options.  The Fund may write  covered call options on  securities  it owns.  Generally,  the purpose of writing those options is to reduce the effect of price  fluctuations  of securities  held by the Fund on the Fund's net asset value.  Securities  on which call options may be written by the Fund are  purchased  solely on the basis of investment considerations consistent with the Fund's investment objectives.

         When the Fund writes a call  option,  it is  obligated  to sell a security  to a purchaser  at a specified price at any time until a certain  date if the  purchaser  decides to  exercise  the  option.  The Fund  receives a premium for writing the call option.  The Fund writes only  "covered"  call options on  securities it owns. So long as the  obligation  of the writer of the call option  continues,  the writer may be  assigned  an exercise  notice, requiring it to deliver the underlying  security  against payment of the exercise price.  The Fund may be obligated to deliver  securities  underlying a call option at less than the market  price  thereby  giving up any  additional gain on the security.

         When the Fund  purchases a call  option,  it pays a premium for the right to purchase a security  from the writer at a specified  price until a specified  date.  A call  option  would be  purchased  by the Fund to offset a previously written call option.

         The  writing  of  covered  call  options  is a  conservative  investment  technique  believed  to  involve relatively  little risk (in contrast to the writing of "naked" or uncovered  call options,  which the Fund will not
do),  but is capable of enhancing  the Fund's total  return.  When  writing a covered  call  option,  the Fund,  in return for the  premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security above the exercise price, but conversely  retains the risk of loss should the price of the security  decline.  If a call  option  that the Fund has  written  expires  unexercised,  the Fund will  realize a gain in the amount of the premium;  however,  that gain may be offset by a decline in the market value of the underlying  security during the option  period.  If the call option is  exercised,  the Fund will  realize a gain or loss from the sale or purchase of the underlying security.

           The  exercise  price of an option may be below,  equal to, or above the market  value of the  underlying security at the time the option is written.  Options  normally have expiration  dates between three and nine months from the date  written.  The  obligation  under any  option  terminates  upon  expiration  of the  option or, at an earlier time, when the writer offsets the option by entering into a "closing  purchase  transaction" to purchase an option of the same series.

           Options are traded both on national  securities  exchanges and in the  over-the-counter  ("OTC") market.
Exchange-traded  options are issued by a clearing organization  affiliated with the exchange on which the option is listed; the clearing  organization in effect guarantees  completion of every  exchange-traded  option. In contrast,
OTC options are contracts between the Fund and its counter-party  with no clearing  organization  guarantee.  Thus, when the Fund sells or  purchases an OTC option,  it generally  will be able to "close out" the option prior to its expiration  only by entering into a "closing  purchase  transaction"  with the dealer to whom or from whom the Fund originally sold or purchased the option. The Sub-advisor  monitors the  creditworthiness  of dealers with which the
Fund may engage in OTC options,  and will limit  counterparties in such transactions to dealers with a net worth of at least $20 million as  reported  in their  latest  financial  statements.  For an  additional  discussion  of OTC options and their risks, see this SAI under "Certain Risk Factors and Investment Methods."

           The  premium  received  (or paid) by the Fund when it writes (or  purchases)  an option is the amount at which the option is currently  traded on the  applicable  exchange,  less (or plus) a  commission.  The premium may reflect,  among other  things,  the current  market  price of the  underlying  security,  the  relationship  of the exercise price to the market price, the historical price volatility of the underlying  security,  the length of the option  period,  the  general  supply of and demand for credit,  and the general  interest  rate  environment.  The premium  received by the Fund for writing an option is recorded as a liability  on the Fund's  statement  of assets and liabilities.  This liability is adjusted daily to the option's current market value.

         The Fund pays the brokerage  commissions  in connection  with  purchasing  or writing  options,  including those  used to  close  out  existing  positions.  These  brokerage  commissions  normally  are  higher  than  those applicable to purchases and sales of portfolio securities.

         From time to time,  the Fund may  purchase an  underlying  security  for  delivery in  accordance  with an exercise  notice of a call option  assigned to it,  rather than  delivering  the security  from its  portfolio.  In those cases, additional brokerage commissions are incurred.

         For an additional  discussion of options and their risks, see this SAI and the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  equity and debt securities issued by foreign issuers (including  governments,  quasi-governments  and foreign banks) and foreign branches of U.S. banks, including  negotiable CDs and commercial  paper.  These  investments  are subject to the Fund's quality  standards.
While  investments in foreign  securities are intended to reduce risk by providing  further  diversification,  such investments  involve  sovereign  and other risks,  in addition to the credit and market risks  normally  associated with domestic securities.

         The Fund may invest in equity,  debt, or other  income-producing  securities  that are  denominated  in or indexed to foreign  currencies,  including,  but not limited to (1) common and preferred  stocks,  (2)  convertible securities,  (3) warrants,  (4) CDs,  commercial paper,  fixed-time  deposits,  and bankers'  acceptances issued by foreign banks,  (5)  obligations  of other  corporations,  and (6)  obligations  of foreign  governments,  or their subdivisions,  agencies,  and  instrumentalities,  international  agencies,  and supranational  entities.  Risks of investing in foreign currency denominated  securities include (1) nationalization,  expropriation,  or confiscatory taxation,  (2) adverse changes in investment or exchange control  regulations  (which could prevent cash from being brought back to the U.S.), and (3) expropriation or  nationalization of foreign portfolio  companies.  Mail service between  the U.S.  and  foreign  countries  may be slower or less  reliable  than  within the United  States,  thus increasing  the risk of delayed  settlements  of  portfolio  transactions  or loss of  certificates  for  portfolio securities.  For an additional  discussion of the risks associated with foreign securities,  whether denominated in
U.S.  dollars or foreign  currencies,  see this SAI and the Company's  Prospectus  under  "Certain Risk Factors and
Investment Methods."

         Prices of foreign  securities  and exchange  rates for foreign  currencies may be affected by the interest rates  prevailing in other  countries.  The interest rates in other  countries are often affected by local factors, including  the  strength of the local  economy,  the demand for  borrowing,  the  government's  fiscal and monetary policies,  and the  international  balance of  payments.  Individual  foreign  economies  may differ  favorably  or unfavorably  from the U.S.  economy  in such  respects  as  gross  national  product,  rate of  inflation,  capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign  markets also have different  clearance and settlement  procedures,  and in certain  markets there have been times when settlements have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct  such  transactions.  Such delays in  settlement  could result in temporary  periods when a portion of the assets of the Fund is  uninvested  and no return is earned  thereon.  The  inability  of the Fund to make intended  security  purchases due to settlement  problems could cause the Fund to miss  attractive  investment opportunities.  Inability to dispose of portfolio  securities  due to  settlement  problems  could result either in losses to the Fund due to  subsequent  declines in value of the portfolio  securities,  or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         The Fund may invest in foreign  corporate  bonds and debentures and sovereign debt  instruments  issued or guaranteed by foreign  governments,  their agencies or  instrumentalities.  Foreign debt  securities are subject to risks similar to those of other  foreign  securities,  as well as risks similar to those of other debt  securities, as discussed in this SAI and in the  Company's  Prospectus  under  "Investment  Programs of the Funds" and "Certain
Risk Factors and Investment Methods."

         In order to limit the risk  inherent in investing  in foreign  currency-denominated  securities,  the Fund may not  purchase  any such  security if after such  purchase  more than 10% of its total  assets  (taken at market value) would be invested in such  securities.  Within such limitation,  however,  the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Foreign Currency  Transactions.  The Fund may engage in foreign currency  exchange  transactions.  Foreign currency exchange  transactions  will be conducted either on a spot (i.e.,  cash) basis at the spot rate prevailing
                                                                     ----
in the foreign  currency  exchange market,  or through entering into forward  contracts to purchase or sell foreign currencies  ("forward  contracts").  The Fund may  enter  into  forward  contracts  in  order  to  protect  against uncertainty in the level of future foreign  currency  exchange rates.  The Fund may also use forward  contracts for non-hedging purposes.

         A forward  contract  involves an  obligation  to purchase  or sell a specific  currency at a future  date, which may be any fixed number of days  (usually  less than one year) from the date of the  contract  agreed upon by the  parties,  at a price set at the time of the  contract.  These  contracts  are traded in the  interbank  market conducted  directly  between traders  (usually large  commercial  banks) and their  customers.  A forward  contract generally has no deposit  requirement,  and no commissions  are charged at any stage for trades.  Although  foreign exchange  dealers  do not  charge a fee for  conversion,  they do  realize a profit  based on the  difference  (the spread) between the price at which they are buying and selling various currencies.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  it may wish to "lock in" the U.S.  dollar price of the  security.  By entering  into a forward  contract for the purchase or sale, for a fixed amount of U.S.  dollars,  of the amount of foreign  currency  involved in the underlying  security  transactions,  the Fund will be able to  protect  itself  against a possible  loss.  When the
Sub-advisor  believes that the currency of a particular  foreign  country may suffer a substantial  decline against the U.S.  dollar,  it may also enter into a forward  contract  to sell the amount of foreign  currency  for a fixed amount of dollars which  approximates the value of some or all of a Fund's  securities  denominated in such foreign currency.

         The Fund may also engage in  cross-hedging  by using  forward  contracts in one currency to hedge  against fluctuations in the value of securities  denominated in a different  currency,  when the Sub-advisor  believes that there is a  pattern  of  correlation  between  the two  currencies.  The Fund may also  purchase  and sell  forward contracts for non-hedging  purposes when the Sub-advisor  anticipates  that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present  attractive  investment  opportunities  and are not held in the Fund's portfolio.

         When the Fund  engages  in  forward  contracts  for  hedging  purposes,  it will not  enter  into  forward contracts to sell currency or maintain a net exposure to such  contracts if their  consummation  would obligate the
Fund to deliver an amount of foreign  currency in excess of the value of its  portfolio  securities or other assets denominated in that currency.  At the  consummation of the forward  contract,  the Fund may either make delivery of the foreign  currency or terminate its  contractual  obligation  to deliver by  purchasing  an offsetting  contract obligating  it to  purchase  the same  amount of such  foreign  currency  at the same  maturity  date.  If the Fund chooses to make delivery of the foreign  currency,  it may be required to obtain such currency  through the sale of portfolio  securities  denominated in such currency or through  conversion of other assets into such  currency.  If the Fund engages in an offsetting  transaction,  it will incur a gain or a loss to the extent that there has been a change in forward contract  prices.  Closing purchase  transactions  with respect to forward  contracts are usually made with the currency trader who is a party to the original forward contract.

         The Fund is not required to enter into such  transactions and will not do so unless deemed  appropriate by the Sub-advisor.

         Using forward contracts to protect the value of the Fund's portfolio  securities  against a decline in the value of a  currency  does not  eliminate  fluctuations  in the  underlying  prices  of the  securities.  It simply establishes  a rate of  exchange  which can be achieved at some future  point in time.  The precise  projection  of short-term  currency  market  movements is not  possible,  and  short-term  hedging  provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

         While the Fund may enter forward  contracts to reduce currency  exchange rate risks,  transactions in such contracts  involve  certain other risks.  Thus,  while the Fund may benefit from such  transactions,  unanticipated changes in currency  prices may result in a poorer overall  performance  for the Fund than if it had not engaged in any such  transactions.  Moreover,  there may be imperfect  correlation  between the Fund's  holdings of securities denominated in a particular  currency and forward  contracts  entered into by the Fund. Such imperfect  correlation may cause the Fund to sustain  losses  which will prevent it from  achieving a complete  hedge or expose it to risk of foreign exchange loss.

         The Fund  generally  will not enter  into a forward  contract  with a term of greater  than one year.  The
Fund may experience delays in the settlement of its foreign currency transactions.

         When the Fund engages in forward  contracts for the sale or purchase of  currencies,  the Fund will either cover its position or  establish a  segregated  account.  The Fund will  consider  its  position  covered if it has securities in the currency subject to the forward  contract,  or otherwise has the right to obtain that currency at no  additional  cost.  In  the  alternative,  the  Fund  will  place  cash,  fixed  income,  or  equity  securities
(denominated in the foreign currency subject to the forward  contract) in a separate  account.  The amounts in such separate  account will equal the value of the Fund's  assets which are  committed  to the  consummation  of foreign currency  exchange  contracts.  If the value of the securities  placed in the separate account  declines,  the Fund will place  additional  cash or  securities  in the account on a daily basis so that the value of the account  will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward foreign  currency  exchange  contracts and their risks,  see this
SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Foreign  Currencies.  The Fund may write and  purchase  covered call and put options on foreign currencies  in amounts not  exceeding 5% of its net assets for the purpose of  protecting  against  declines in the
U.S.  dollar value of portfolio  securities or increases in the U.S.  dollar cost of securities to be acquired,  or to protect the dollar  equivalent of dividend,  interest,  or other payment on those  securities.  A decline in the dollar value of a foreign  currency in which portfolio  securities are denominated  will reduce the dollar value of such securities,  even if their value in the foreign currency  remains  constant.  In order to protect against such decreases in the value of portfolio  securities,  the Fund may  purchase  put options on the foreign  currency.  If the value of the  currency  declines,  the Fund will have the  right to sell such  currency  for a fixed  amount of dollars  which  exceeds the market value of such  currency.  This would result in a gain that may offset,  in whole or in part,  the negative  effect of currency  depreciation  on the value of the Fund's  securities  denominated in that currency.

         Conversely,  if the  dollar  value  of a  currency  in which  securities  to be  acquired  by the Fund are denominated  rises,  thereby  increasing  the cost of such  securities,  the Fund may purchase call options on such currency.  If the value of such  currency  increases  sufficiently,  the Fund will have the right to purchase  that currency  for a fixed  amount of dollars  which is less than the  market  value of that  currency.  Such a purchase would result in a gain that may offset,  at least  partially,  the effect of any  currency-related  increase in the price of securities the Fund intends to acquire.

         As in the case of other  types of  options  transactions,  however,  the  benefit  the Fund  derives  from purchasing  foreign  currency options will be reduced by the amount of the premium and related  transaction  costs.
In addition,  if currency exchange rates do not move in the direction or to the extent anticipated,  the Fund could sustain  losses on  transactions  in foreign  currency  options  which would  deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The Fund may also  write  options  on  foreign  currencies  for  hedging  purposes.  For  example,  if the
Sub-advisor  anticipates  a decline  in the dollar  value of foreign  currency  denominated  securities  because of declining  exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the  relevant currency.  If the  expected  decline  occurs,  the option will most likely not be  exercised,  and the  decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Fund.

         Similarly,  the Fund could  write a put option on the  relevant  currency,  instead of  purchasing  a call option,  to hedge against an  anticipated  increase in the dollar cost of  securities  to be acquired.  If exchange rates move in the manner  projected,  the put option most likely will not be  exercised,  and such  increased  cost will be offset,  at least in part, by the amount of the premium  received.  However,  as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If  unanticipated  exchange rate  fluctuations  occur,  a put or call option may be exercised and the Fund could be  required  to purchase  or sell the  underlying  currency  at a loss which may not be fully  offset by the amount of the  premium.  As a result of writing  options on foreign  currencies,  the Fund also may be  required to forego all or a portion of the benefits  which might  otherwise  have been  obtained  from  favorable  movements in currency  exchange  rates.  Options  on  foreign  currencies  may be  traded  on  U.S.  or  foreign  exchanges,  or over-the-counter.  Options on foreign  currencies  that are traded on the OTC market  involve  liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call  option  written on  foreign  currency  by the Fund is  "covered"  if the Fund owns the  underlying foreign  currency  subject to the call,  or if it has an  absolute  and  immediate  right to acquire  that  foreign currency  without  additional  cash  consideration.  A call option is also  covered if the Fund holds a call on the same foreign  currency for the same principal  amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise  price of the call written or (b) greater than the exercise  price of the call written if the amount of the difference is maintained by the Fund in cash,  fixed income or equity  securities in a segregated account with its custodian.

         The risks of currency  options are similar to the risks of other options,  as discussed  above and in this
SAI under "Certain Risk Factors and Investment Methods."

         Cover for  Options  on  Securities,  Forward  Contracts,  and  Options  on  Foreign  Currencies  ("Hedging
Instruments").  The Fund will comply with SEC staff guidelines  regarding  "cover" for Hedging  Instruments and, if the  guidelines so require,  set aside in a segregated  account with its custodian the  prescribed  amount of cash, fixed income,  or equity  securities.  Securities  held in a segregated  account  cannot be sold while the futures, option,  or forward  strategy  covered by those  securities  is  outstanding,  unless they are replaced  with other suitable  assets.  As a result,  segregation  of a large  percentage  of the Fund's  assets could impede  portfolio management  or the Fund's  ability  to meet  current  obligations.  The Fund may be unable  promptly  to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward  position;  this inability may result in a loss to the Fund.

         Preferred  Stock.  The Fund may invest in preferred  stock.  Unlike interest  payments on debt securities, dividends on preferred stock are generally  payable at the discretion of the issuer's board of directors,  although preferred  shareholders  may have  certain  rights if  dividends  are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal  recourse  against the issuer.  The market prices of preferred  stocks are generally more sensitive to changes in the issuer's  creditworthiness  than are the prices of debt securities.

         Fixed  Income  Securities.  The Fund may invest in money market  instruments,  U.S.  Government  or Agency securities,  and corporate  bonds and debentures  receiving one of the four highest  ratings from Standard & Poor's
Ratings Group ("S&P"),  Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized  statistical rating  organization  ("NRSRO"),  or, if not rated by any NRSRO, deemed comparable by the Sub-advisor to such rated securities  ("Comparable Unrated  Securities").  The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate.  Ratings are not absolute  standards of quality;  consequently,  securities  with the same  maturity,  coupon,  and rating may have  different  yields.  Although the Fund may rely on the ratings of any NRSRO,  the Fund mainly  refers to ratings  assigned by S&P and Moody's,  which are  described in Appendix A to this SAI.

         Fixed income  securities  are subject to the risk of an issuer's  inability to meet principal and interest payments on the  obligations  ("credit  risk") and also may be subject to price  volatility  due to such factors as interest rate sensitivity,  market perception of the  creditworthiness  of the issuer, and general market liquidity
("market  risk").  Lower-rated  securities  are more likely to react to  developments  affecting  market and credit risk than are more highly rated  securities,  which react  primarily to movements in the general  level of interest rates.

         Changes in economic  conditions or developments  regarding the individual  issuer are more likely to cause price  volatility and weaken the capacity of the issuer of such securities to make principal and interest  payments than is the case for  higher-grade  debt  securities.  An economic  downturn  affecting the issuer may result in an increased  incidence  of default.  The market for  lower-rated  securities  may be thinner and less active than for
higher-rated  securities.   Pricing  of  thinly  traded  securities  requires  greater  judgment  than  pricing  of securities for which market transactions are regularly reported.

         If the quality of any fixed income  securities held by the Fund  deteriorates so that they no longer would be eligible for  purchase by the Fund,  the Fund will engage in an orderly  disposition  of the  securities  to the extent necessary to ensure that the Fund's holding of such securities will not exceed 5% of its net assets.

         Convertible  Securities.  The Fund may invest in  convertible  securities  of any quality.  A  convertible security  entitles the holder to receive  interest paid or accrued on debt or the dividend paid on preferred  stock until the convertible  security  matures or is redeemed,  converted or exchanged.  Before  conversion,  convertible securities  ordinarily  provide a stream of income with generally  higher yields than those of common stocks of the same or similar  issuers,  but lower than the yield on  non-convertible  debt.  Convertible  securities are usually subordinated  to  comparable-tier  nonconvertible  securities  but rank senior to common  stock in a  corporation's capital  structure.  The value of a  convertible  security  is a function of (1) its yield in  comparison  with the yields of other  securities of  comparable  maturity and quality that do not have a conversion  privilege,  and (2)
its worth,  at market value,  if converted  into the  underlying  common stock.  Convertible  debt  securities  are subject to the Fund's investment policies and limitations concerning fixed-income investments.

         Convertible  securities  are  typically  issued by smaller  companies  whose stock prices may be volatile.
The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that  nonconvertible  debt does not. A  convertible  security may be subject to  redemption  at the option of the issuer at a price established in the security's  governing  instrument.  If a convertible  security held by the
Fund is called for redemption,  the Fund will be required to convert it into the underlying  common stock,  sell it to a third party or permit the issuer to redeem the security.  Any of these  actions  could have an adverse  effect on the Fund's ability to achieve its investment objective.

         Commercial  Paper.  Commercial  paper  is a  short-term  debt  security  issued  by a  corporation,  bank, municipality,  or other issuer,  usually for purposes  such as financing  current  operations.  The Fund may invest only in  commercial  paper  receiving  the  highest  rating  from S&P  (A-1) or  Moody's  (P-1),  or  deemed by the
Sub-advisor to be of equivalent quality.

         The Fund may invest in  commercial  paper that cannot be resold to the public  because it was issued under the  exception  for  private  offerings  in Section  4(2) of the  Securities  Act of 1933.  While  such  securities normally  will be  considered  illiquid  and  subject to the Fund's  15%  limitation  on  investments  in  illiquid securities,  the Sub-advisor may in certain cases determine that such paper is liquid under guidelines  established by the Board of Directors.

         Banking  and  Savings  Institution  Securities.  The Fund may invest in banking  and  savings  institution obligations,  which include CDs, time deposits, bankers' acceptances,  and other short-term debt obligations issued by savings  institutions.  CDs are receipts for funds deposited for a specified  period of time at a specified rate of return;  time deposits generally are similar to CDs, but are uncertificated;  and bankers'  acceptances are time drafts drawn on commercial banks by borrowers,  usually in connection with international  commercial  transactions.
The CDs, time deposits,  and bankers'  acceptances  in which the Fund invests  typically are not covered by deposit insurance.

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Neuberger  Berman Mid-Cap Growth Fund.  These  limitations are not fundamental  restrictions and can be changed without shareholder approval.

         1.       The  Fund  may  not  purchase  securities  if  outstanding  borrowings,   including  any  reverse
repurchase agreements, exceed 5% of its total assets.

         2.       Except for the purchase of debt  securities and engaging in repurchase  agreements,  the Fund may not make any loans other than securities loans.

         3.       The Fund may not  purchase  securities  on margin from  brokers,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance  of  securities  transactions.  Margin  payments in connection  with  transactions  in futures  contracts and options on futures  contracts  shall not  constitute  the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4.       The Fund may not sell  securities  short,  unless it owns or has the  right to obtain  securities equivalent in kind and amount to the  securities  sold without  payment of additional  consideration.  Transactions in futures contracts and options shall not constitute selling securities short.

         5.       The Fund may not purchase  any  security  if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid  securities include securities that cannot be sold within seven days in the ordinary course of business for approximately  the amount at which the Fund has valued the securities,  such as repurchase agreements maturing in more than seven days.

ASAF Neuberger Berman Mid-Cap Value Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Securities  Loans.  In order to realize  income,  the Fund may lend portfolio  securities with a value not exceeding  33-1/3% of its total assets to banks,  brokerage firms, or institutional  investors judged  creditworthy by the Sub-advisor.  Borrowers are required  continuously to secure their  obligations to return securities on loan from the Fund by  depositing  collateral,  which  will be  marked  to  market  daily,  in a form  determined  to be satisfactory by the Directors and equal to at least 100% of the market value of the loaned  securities,  which will also be  marked  to  market  daily.  The  Sub-advisor  believes  the risk of loss on these  transactions  is slight because,  if a borrower were to default for any reason, the collateral should satisfy the obligation.  However,  as with other extensions of secured credit,  loans of portfolio  securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase  Agreements.  In a reverse repurchase  agreement,  the Fund sells portfolio  securities subject to its agreement to repurchase  the  securities at a later date for a fixed price  reflecting a market rate of interest;  these  agreements are considered  borrowings for purposes of the Fund's  investment  limitations  and policies  concerning  borrowings.  There is a risk that the counterparty to a reverse repurchase  agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

         Covered Call  Options.  The Fund may write  covered call options on securities it owns valued at up to 10%
of its net  assets and may  purchase  call  options in related  closing  transactions.  Generally,  the  purpose of writing these options is to reduce the effect of price  fluctuations  of securities  held by the Fund on the Fund's net asset  value.  Securities  on which call options may be written by the Fund are  purchased  solely on the basis of investment considerations consistent with the Fund's investment objectives.

         When the Fund writes a call  option,  it is  obligated  to sell a security  to a purchaser  at a specified price at any time until a certain  date if the  purchaser  decides to  exercise  the  option.  The Fund  receives a premium for writing the call option.  The Fund writes only  "covered"  call options on  securities it owns. So long as the  obligation  of the writer of the call option  continues,  the writer may be  assigned  an exercise  notice, requiring it to deliver the underlying  security  against payment of the exercise price.  The Fund may be obligated to deliver  securities  underlying a call option at less than the market  price  thereby  giving up any  additional gain on the security.

         When the Fund  purchases a call  option,  it pays a premium for the right to purchase a security  from the writer at a specified  price until a specified  date.  A call  option  would be  purchased  by the Fund to offset a previously written call option.

         The  writing  of  covered  call  options  is a  conservative  investment  technique  believed  to  involve relatively  little risk (in contrast to the writing of "naked" or uncovered  call options,  which the Fund will not
do),  but is capable of enhancing  the Fund's total  return.  When  writing a covered  call  option,  the Fund,  in return for the  premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security above the exercise price, but conversely  retains the risk of loss should the price of the security  decline.  If a call  option  that the Fund has  written  expires  unexercised,  the Fund will  realize a gain in the amount of the premium;  however,  that gain may be offset by a decline in the market value of the underlying  security during the option  period.  If the call option is  exercised,  the Fund will  realize a gain or loss from the sale or purchase of the underlying security.

           The  exercise  price of an option may be below,  equal to, or above the market  value of the  underlying security at the time the option is written.  Options  normally have expiration  dates between three and nine months from the date  written.  The  obligation  under any  option  terminates  upon  expiration  of the  option or, at an earlier time, when the writer offsets the option by entering into a "closing  purchase  transaction" to purchase an option of the same series.

           Options are traded both on national  securities  exchanges and in the  over-the-counter  ("OTC") market.
Exchange-traded  options are issued by a clearing organization  affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees  completion of, every  exchange-traded  option. In contrast,
OTC options are contracts between the Fund and its counter-party  with no clearing  organization  guarantee.  Thus, when the Fund sells or  purchases an OTC option,  it generally  will be able to "close out" the option prior to its expiration  only by entering into a "closing  purchase  transaction"  with the dealer to whom or from whom the Fund originally sold or purchased the option. The Sub-advisor  monitors the  creditworthiness  of dealers with which the
Fund may engage in OTC options,  and will limit  counterparties in such transactions to dealers with a net worth of at least $20 million as  reported  in their  latest  financial  statements.  For an  additional  discussion  of OTC options and their risks, see this SAI under "Certain Risk Factors and Investment Methods."

           The  premium  received  (or paid) by the Fund when it writes (or  purchases)  an option is the amount at which the option is currently  traded on the  applicable  exchange,  less (or plus) a  commission.  The premium may reflect,  among other  things,  the current  market  price of the  underlying  security,  the  relationship  of the exercise price to the market price, the historical price volatility of the underlying  security,  the length of the option  period,  the  general  supply of and demand for credit,  and the general  interest  rate  environment.  The premium  received by the Fund for writing an option is recorded as a liability  on the Fund's  statement  of assets and liabilities.  This liability is adjusted daily to the option's current market value.

         The Fund pays the brokerage  commissions  in connection  with  purchasing  or writing  options,  including those  used to  close  out  existing  positions.  These  brokerage  commissions  normally  are  higher  than  those applicable to purchases and sales of portfolio securities.

         For an additional  discussion of options and their risks, see this SAI and the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Foreign Securities.  The Fund may invest in U.S.  dollar-denominated  equity and debt securities issued by foreign  issuers  (including  governments and  quasi-governments)  and foreign  branches of U.S.  banks,  including negotiable  CDs and  commercial  paper.  These  investments  are  subject to the Fund's  quality  standards.  While investments  in  foreign  securities  are  intended  to reduce  risk by  providing  further  diversification,  such investments  involve  sovereign  and other risks,  in addition to the credit and market risks  normally  associated with domestic securities.

         The Fund may invest in equity,  debt, or other  income-producing  securities  that are  denominated  in or indexed to foreign  currencies,  including,  but not limited to (1) common and preferred  stocks,  (2)  convertible securities,  (3) CDs, commercial paper,  fixed-time deposits, and bankers' acceptances issued by foreign banks, (4)
obligations of other corporations,  and (5) obligations of foreign  governments,  or their subdivisions,  agencies, and  instrumentalities,  international  agencies,  and  supranational  entities.  Risks  of  investing  in  foreign currency denominated securities include (1) nationalization,  expropriation,  or confiscatory taxation, (2) adverse changes in  investment  or exchange  control  regulations  (which could prevent cash from being brought back to the
U.S.), and (3)  expropriation or  nationalization  of foreign  portfolio  companies.  Mail service between the U.S.
and foreign  countries may be slower or less reliable than within the United  States,  thus  increasing the risk of delayed  settlements  of  portfolio  transactions  or  loss  of  certificates  for  portfolio  securities.  For  an additional  discussion of the risks  associated with foreign  securities,  whether  denominated in U.S.  dollars or foreign currencies, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Prices of foreign  securities  and exchange  rates for foreign  currencies may be affected by the interest rates  prevailing in other  countries.  The interest rates in other  countries are often affected by local factors, including  the  strength of the local  economy,  the demand for  borrowing,  the  government's  fiscal and monetary policies,  and the  international  balance of  payments.  Individual  foreign  economies  may differ  favorably  or unfavorably  from the U.S.  economy  in such  respects  as  gross  national  product,  rate of  inflation,  capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign  markets also have different  clearance and settlement  procedures,  and in certain  markets there have been times when settlements have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct  such  transactions.  Such delays in  settlement  could result in temporary  periods when a portion of the assets of the Fund is  uninvested  and no return is earned  thereon.  The  inability  of the Fund to make intended  security  purchases due to settlement  problems could cause the Fund to miss  attractive  investment opportunities.  Inability to dispose of portfolio  securities  due to  settlement  problems  could result either in losses to the Fund due to  subsequent  declines in value of the portfolio  securities,  or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         The Fund may invest in foreign  corporate  bonds and debentures and sovereign debt  instruments  issued or guaranteed  by foreign  governments,  their  agencies  or  instrumentalities.  The Fund may  invest in  lower-rated foreign  debt  securities  subject to the Fund's 15%  limitation  on  lower-rated  debt  securities.  Foreign  debt securities  are subject to risks  similar to those of other foreign  securities,  as well as risks similar to those of other debt securities,  as discussed in this SAI and in the Company's  Prospectus under "Investment  Programs of the Funds" and "Certain Risk Factors and Investment Methods."

         In order to limit the risk  inherent in investing  in foreign  currency-denominated  securities,  the Fund may not  purchase  any such  security if after such  purchase  more than 10% of its total  assets  (taken at market value) would be invested in such  securities.  Within such limitation,  however,  the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Foreign Currency  Transactions.  The Fund may engage in foreign currency  exchange  transactions.  Foreign currency exchange  transactions  will be conducted either on a spot (i.e.,  cash) basis at the spot rate prevailing
                                                                     ----
in the foreign  currency  exchange market,  or through entering into forward  contracts to purchase or sell foreign currencies  ("forward  contracts").  The Fund may  enter  into  forward  contracts  in  order  to  protect  against uncertainty in the level of future foreign  currency  exchange  rates,  and only in amounts not exceeding 5% of the
Fund's net assets.

         A forward  contract  involves an  obligation  to purchase  or sell a specific  currency at a future  date, which may be any fixed number of days  (usually  less than one year) from the date of the  contract  agreed upon by the  parties,  at a price set at the time of the  contract.  These  contracts  are traded in the  interbank  market conducted  directly  between traders  (usually large  commercial  banks) and their  customers.  A forward  contract generally has no deposit  requirement,  and no commissions  are charged at any stage for trades.  Although  foreign exchange  dealers  do not  charge a fee for  conversion,  they do  realize a profit  based on the  difference  (the spread) between the price at which they are buying and selling various currencies.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  it may wish to "lock in" the U.S.  dollar price of the  security.  By entering  into a forward  contract for the purchase or sale, for a fixed amount of U.S.  dollars,  of the amount of foreign  currency  involved in the underlying  security  transactions,  the Fund will be able to  protect  itself  against a possible  loss.  When the
Sub-advisor  believes that the currency of a particular  foreign  country may suffer a substantial  decline against the U.S.  dollar,  it may also enter into a forward  contract  to sell the amount of foreign  currency  for a fixed amount of dollars which  approximates the value of some or all of a Fund's  securities  denominated in such foreign currency.  The Fund may also engage in  cross-hedging  by using forward  contracts in one currency to hedge against fluctuations in the value of securities  denominated in a different  currency,  when the Sub-advisor  believes that there is a pattern of correlation between the two currencies.

         When the Fund  engages  in  forward  contracts  for  hedging  purposes,  it will not  enter  into  forward contracts to sell currency or maintain a net exposure to such  contracts if their  consummation  would obligate the
Fund to deliver an amount of foreign  currency in excess of the value of its  portfolio  securities or other assets denominated in that currency.  At the  consummation of the forward  contract,  the Fund may either make delivery of the foreign  currency or terminate its  contractual  obligation  to deliver by  purchasing  an offsetting  contract obligating  it to  purchase  the same  amount of such  foreign  currency  at the same  maturity  date.  If the Fund chooses to make delivery of the foreign  currency,  it may be required to obtain such currency  through the sale of portfolio  securities  denominated in such currency or through  conversion of other assets into such  currency.  If the Fund engages in an offsetting  transaction,  it will incur a gain or a loss to the extent that there has been a change in forward contract  prices.  Closing purchase  transactions  with respect to forward  contracts are usually made with the currency trader who is a party to the original forward contract.

         The Fund is not required to enter into such  transactions and will not do so unless deemed  appropriate by the Sub-advisor.

         Using forward contracts to protect the value of the Fund's portfolio  securities  against a decline in the value of a  currency  does not  eliminate  fluctuations  in the  underlying  prices  of the  securities.  It simply establishes  a rate of  exchange  which can be achieved at some future  point in time.  The precise  projection  of short-term  currency  market  movements is not  possible,  and  short-term  hedging  provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

         While the Fund may enter forward  contracts to reduce currency  exchange rate risks,  transactions in such contracts  involve  certain other risks.  Thus,  while the Fund may benefit from such  transactions,  unanticipated changes in currency  prices may result in a poorer overall  performance  for the Fund than if it had not engaged in any such  transactions.  Moreover,  there may be imperfect  correlation  between the Fund's  holdings of securities denominated in a particular  currency and forward  contracts  entered into by the Fund. Such imperfect  correlation may cause the Fund to sustain  losses  which will prevent it from  achieving a complete  hedge or expose it to risk of foreign exchange loss.

         The Fund  generally  will not enter  into a forward  contract  with a term of greater  than one year.  The
Fund may experience delays in the settlement of its foreign currency transactions.

         When the Fund engages in forward  contracts for the sale or purchase of  currencies,  the Fund will either cover its position or  establish a  segregated  account.  The Fund will  consider  its  position  covered if it has securities in the currency subject to the forward  contract,  or otherwise has the right to obtain that currency at no  additional  cost.  In  the  alternative,  the  Fund  will  place  cash,  fixed  income,  or  equity  securities
(denominated in the foreign currency subject to the forward  contract) in a separate  account.  The amounts in such separate  account will equal the value of the Fund's  assets which are  committed  to the  consummation  of foreign currency  exchange  contracts.  If the value of the securities  placed in the separate account  declines,  the Fund will place  additional  cash or  securities  in the account on a daily basis so that the value of the account  will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward foreign  currency  exchange  contracts and their risks,  see this
SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Foreign  Currencies.  The Fund may write and  purchase  covered call and put options on foreign currencies  in amounts not  exceeding 5% of its net assets for the purpose of  protecting  against  declines in the
U.S.  dollar value of portfolio  securities or increases in the U.S.  dollar cost of securities to be acquired,  or to protect the dollar  equivalent of dividend,  interest,  or other payment on those  securities.  A decline in the dollar value of a foreign  currency in which portfolio  securities are denominated  will reduce the dollar value of such securities,  even if their value in the foreign currency  remains  constant.  In order to protect against such decreases in the value of portfolio  securities,  the Fund may  purchase  put options on the foreign  currency.  If the value of the  currency  declines,  the Fund will have the  right to sell such  currency  for a fixed  amount of dollars  which  exceeds the market value of such  currency.  This would result in a gain that may offset,  in whole or in part,  the negative  effect of currency  depreciation  on the value of the Fund's  securities  denominated in that currency.

         Conversely,  if the  dollar  value  of a  currency  in which  securities  to be  acquired  by the Fund are denominated  rises,  thereby  increasing  the cost of such  securities,  the Fund may purchase call options on such currency.  If the value of such  currency  increases  sufficiently,  the Fund will have the right to purchase  that currency  for a fixed  amount of dollars  which is less than the  market  value of that  currency.  Such a purchase would result in a gain that may offset,  at least  partially,  the effect of any  currency-related  increase in the price of securities the Fund intends to acquire.

         As in the case of other  types of  options  transactions,  however,  the  benefit  the Fund  derives  from purchasing  foreign  currency options will be reduced by the amount of the premium and related  transaction  costs.
In addition,  if currency exchange rates do not move in the direction or to the extent anticipated,  the Fund could sustain  losses on  transactions  in foreign  currency  options  which would  deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The Fund may also  write  options  on  foreign  currencies  for  hedging  purposes.  For  example,  if the
Sub-advisor  anticipates  a decline  in the dollar  value of foreign  currency  denominated  securities  because of declining  exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the  relevant currency.  If the  expected  decline  occurs,  the option will most likely not be  exercised,  and the  decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Fund.

         Similarly,  the Fund could  write a put option on the  relevant  currency,  instead of  purchasing  a call option,  to hedge against an  anticipated  increase in the dollar cost of  securities  to be acquired.  If exchange rates move in the manner  projected,  the put option most likely will not be  exercised,  and such  increased  cost will be offset,  at least in part, by the amount of the premium  received.  However,  as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If  unanticipated  exchange rate  fluctuations  occur,  a put or call option may be exercised and the Fund could be  required  to purchase  or sell the  underlying  currency  at a loss which may not be fully  offset by the amount of the  premium.  As a result of writing  options on foreign  currencies,  the Fund also may be  required to forego all or a portion of the benefits  which might  otherwise  have been  obtained  from  favorable  movements in currency  exchange  rates.  Certain  options  on  foreign  currencies  are  traded on the OTC  market  and  involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call  option  written on  foreign  currency  by the Fund is  "covered"  if the Fund owns the  underlying foreign  currency  subject to the call,  or if it has an  absolute  and  immediate  right to acquire  that  foreign currency  without  additional  cash  consideration.  A call option is also  covered if the Fund holds a call on the same foreign  currency for the same principal  amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise  price of the call written or (b) greater than the exercise  price of the call written if the amount of the difference is maintained by the Fund in cash,  fixed income or equity  securities in a segregated account with its custodian.

         The risks of currency  options are similar to the risks of other options,  as discussed  above and in this
SAI under "Certain Risk Factors and Investment Methods."

         Cover for  Options  on  Securities,  Forward  Contracts,  and  Options  on  Foreign  Currencies  ("Hedging
Instruments").  The Fund will comply with SEC staff guidelines  regarding  "cover" for Hedging  Instruments and, if the  guidelines so require,  set aside in a segregated  account with its custodian the  prescribed  amount of cash, fixed income,  or equity  securities.  Securities  held in a segregated  account  cannot be sold while the futures, option,  or forward  strategy  covered by those  securities  is  outstanding,  unless they are replaced  with other suitable  assets.  As a result,  segregation  of a large  percentage  of the Fund's  assets could impede  portfolio management  or the Fund's  ability  to meet  current  obligations.  The Fund may be unable  promptly  to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward  position;  this inability may result in a loss to the Fund.

         Preferred  Stock.  The Fund may invest in preferred  stock.  Unlike interest  payments on debt securities, dividends on preferred stock are generally  payable at the discretion of the issuer's board of directors,  although preferred  shareholders  may have  certain  rights if  dividends  are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal  recourse  against the issuer.  The market prices of preferred  stocks are generally more sensitive to changes in the issuer's  creditworthiness  than are the prices of debt securities.

         Fixed  Income  Securities.  The Fund may invest in money market  instruments,  U.S.  Government  or Agency securities,  and corporate  bonds and debentures  receiving one of the four highest  ratings from Standard & Poor's
Ratings Group ("S&P"),  Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized  statistical rating  organization  ("NRSRO"),  or, if not rated by any NRSRO, deemed comparable by the Sub-advisor to such rated securities  ("Comparable  Unrated  Securities").  In  addition,  the Fund may  invest up to 15% of its net  assets, measured at the time of  investment,  in corporate  debt  securities  rated below  investment  grade or  Comparable
Unrated  Securities.  The ratings of an NRSRO  represent  its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality;  consequently,  securities with the same maturity,  coupon, and rating may have  different  yields.  Although  the Fund may rely on the  ratings of any NRSRO,  the Fund mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income  securities  are subject to the risk of an issuer's  inability to meet principal and interest payments on the  obligations  ("credit  risk") and also may be subject to price  volatility  due to such factors as interest rate sensitivity,  market perception of the  creditworthiness  of the issuer, and general market liquidity
("market  risk").  Lower-rated  securities  are more likely to react to  developments  affecting  market and credit risk than are more highly rated  securities,  which react  primarily to movements in the general  level of interest rates.

         Changes in economic  conditions or developments  regarding the individual  issuer are more likely to cause price  volatility and weaken the capacity of the issuer of such securities to make principal and interest  payments than is the case for  higher-grade  debt  securities.  An economic  downturn  affecting the issuer may result in an increased  incidence  of default.  The market for  lower-rated  securities  may be thinner and less active than for
higher-rated  securities.   Pricing  of  thinly  traded  securities  requires  greater  judgment  than  pricing  of securities for which market transactions are regularly reported.

         Convertible  Securities.  The Fund may invest in convertible  securities.  A convertible security entitles the  holder to  receive  interest  paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the convertible  security matures or is redeemed,  converted or exchanged.  Before conversion,  convertible  securities ordinarily  provide a stream of income with  generally  higher  yields  than those of common  stocks of the same or
similar  issuers,  but  lower  than  the  yield  on  non-convertible  debt.   Convertible  securities  are  usually
subordinated  to  comparable-tier  nonconvertible  securities  but rank senior to common  stock in a  corporation's capital  structure.  The value of a  convertible  security  is a function of (1) its yield in  comparison  with the yields of other  securities of  comparable  maturity and quality that do not have a conversion  privilege,  and (2)
its worth,  at market value,  if converted  into the  underlying  common stock.  Convertible  debt  securities  are subject to the Fund's investment policies and limitations concerning fixed-income investments.

         Convertible  securities  are  typically  issued by smaller  companies  whose stock prices may be volatile.
The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that  nonconvertible  debt does not. A  convertible  security may be subject to  redemption  at the option of the issuer at a price established in the security's  governing  instrument.  If a convertible  security held by the
Fund is called for redemption,  the Fund will be required to convert it into the underlying  common stock,  sell it to a third party or permit the issuer to redeem the security.  Any of these  actions  could have an adverse  effect on the Fund's ability to achieve its investment objective.

         Commercial  Paper.  Commercial  paper  is a  short-term  debt  security  issued  by a  corporation,  bank, municipality,  or other issuer,  usually for purposes  such as financing  current  operations.  The Fund may invest only in  commercial  paper  receiving  the  highest  rating  from S&P  (A-1) or  Moody's  (P-1),  or  deemed by the
Sub-advisor to be of equivalent quality.

         The Fund may invest in  commercial  paper that cannot be resold to the public  because it was issued under the  exception  for  private  offerings  in Section  4(2) of the  Securities  Act of 1933.  While  such  securities normally  will be  considered  illiquid  and  subject to the Fund's  15%  limitation  on  investments  in  illiquid securities,  the Sub-advisor may in certain cases determine that such paper is liquid under guidelines  established by the Board of Directors.

         Zero  Coupon  Securities.  The Fund may  invest  up to 5% of its net  assets  in zero  coupon  securities, which are debt  obligations  that do not entitle the holder to any periodic  payment of interest  prior to maturity or specify a future date when the securities  begin paying  current  interest.  Rather,  they are issued and traded at a discount from their face amount or par value,  which discount varies  depending on prevailing  interest rates, the time remaining until cash payments begin,  the liquidity of the security,  and the perceived  credit quality of the issuer.

         The market  prices of zero coupon  securities  generally  are more  volatile than the prices of securities that pay interest  periodically  and are likely to respond to changes in interest rates to a greater degree than do other types of debt  securities  having similar  maturities and credit  quality.  For a discussion of potential tax consequences of investing in zero coupon securities, see this SAI under "Additional Tax Considerations."
         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Neuberger  Berman Mid-Cap Value Fund.  These  limitations are not fundamental  restrictions, and can be changed without shareholder approval.

         1.       The  Fund  may  not  purchase  securities  if  outstanding  borrowings,   including  any  reverse
repurchase agreements, exceed 5% of its total assets.

         2.       Except for the purchase of debt  securities and engaging in repurchase  agreements,  the Fund may not make any loans other than securities loans.

         3.       The Fund may not  purchase  securities  on margin from  brokers,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance  of  securities  transactions.  Margin  payments in connection  with  transactions  in futures  contracts and options on futures  contracts  shall not  constitute  the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4.       The Fund may not sell  securities  short,  unless it owns or has the  right to obtain  securities equivalent in kind and amount to the  securities  sold without  payment of additional  consideration.  Transactions in futures contracts and options shall not constitute selling securities short.

         5.       The Fund may not purchase  any  security  if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid  securities include securities that cannot be sold within seven days in the ordinary course of business for approximately  the amount at which the Fund has valued the securities,  such as repurchase agreements maturing in more than seven days.

         6.       The Fund may not invest more than 10% of the value of its total assets in  securities  of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

ASAF Alger All-Cap Growth Fund:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Investment Policies:

         Cash Position.  In order to afford the Fund the  flexibility to take  advantage of new  opportunities  for
investments  in  accordance  with  its  investment  objective  or  to  meet  redemptions,   it  may,  under  normal
circumstances,  hold up to 15% of its total  assets in money  market  instruments  including,  but not  limited to, certificates of deposit,  time deposits and bankers'  acceptances issued by domestic bank and thrift  institutions,
U.S.  Government  securities,  commercial  paper and repurchase  agreements.  In addition,  when the  Sub-advisor's analysis of economic and technical  market factors  suggests that common stock prices will decline  sufficiently so that a  temporary  defensive  position  is  deemed  advisable,  the Fund may  invest  in  cash,  commercial  paper, high-grade bonds or cash equivalents, all without limitation.

         U.S.  Government  Obligations.  Obligations,  bills, notes, bonds, and other debt securities issued by the
U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         Short-term  Corporate Debt  Securities.  These are  outstanding  nonconvertible  corporate debt securities
(e.g.,  bonds and  debentures)  which have one year or less remaining to maturity.  Corporate  debt  securities may have fixed,  variable,  or floating rates.  For additional  discussion on Short-term  Corporate Debt Securities see this SAI under "Certain Risk Factors and Investment Methods."

         Commercial  Paper.  These are  short-term  promissory  notes issued by  corporations  primarily to finance short-term credit needs.

         Small  Capitalization and Related  Investments.  Certain companies in which the Fund will invest may still be in the  developmental  stage.  Investing  in  smaller,  newer  issuers  generally  involves  greater  risk  than investing  in larger,  more  established  issuers.  Such  companies  may have  limited  product  lines,  markets or financial  resources and may lack management  depth.  Their  securities may have limited  marketability  and may be subject to more abrupt or erratic price  movements than  securities of larger,  more  established  companies or the market  averages in  general.  The Fund also may invest in older  companies  that appear to be entering a new stage of growth  progress  owing to factors such as management  changes or  development  of new  technology,  products or markets,  or companies  providing  products or services with a high unit volume growth rate. These companies may be subject to many of the same risks as small-cap companies.

         Convertible  Securities,  Warrants,  and Rights.  The Fund may invest in  securities  convertible  into or exchangeable for equity  securities,  including  warrants and rights. A warrant is a type of security that entitles the holder to buy a  proportionate  amount of common  stock at a specified  price,  usually  higher than the market price at the time of issuance,  for a period of years or to perpetuity.  In contrast,  rights, which also represent the right to buy common  shares,  normally  have a  subscription  price lower than the current  market value of the common stock and a life of two to four weeks.  Warrants may be freely  transferable  and may be traded on the major securities  exchanges.  For additional  discussion about  Convertible  Securities,  Warrants,  and Rights and their risks, see this SAI under "Certain Risk Factors and Investment Methods."

         Portfolio  Depositary  Receipts.  To the extent  otherwise  consistent  with  applicable law, the Fund may invest up to 5% of its total assets in Portfolio  Depositary Receipts,  which are exchange-traded  shares issued by investment companies,  typically unit investment trusts,  holding portfolios of common stocks designed to replicate and,  therefore,  track the  performance of various  broadly-based  securities  indices or sectors of such indices.
For example,  the Fund may invest in Standard & Poor's Depositary  Receipts(R)(SPDRs),  issued by a unit investment trust whose  portfolio  tracks the S&P 500 Composite  Stock Price Index, or Standard & Poor's MidCap 400 Depositary
Receipts(R)(MidCap SPDRs), which are similarly  linked to the S&P MidCap 400 Index.

         Lending  of  Portfolio  Securities.  By  lending  its  securities,  the Fund can  increase  its  income by continuing  to receive  interest or  dividends on the loaned  securities  as well as by either  investing  the cash collateral or by earning  income in the form of interest paid by the borrower when U.S.  Government  securities are used as  collateral.  The Fund will adhere to the following  conditions  whenever its  securities  are loaned:  (a)
the Fund must receive at least 100 percent cash  collateral or  equivalent  securities  from the borrower,  (b) the borrower  must  increase  this  collateral  whenever the market value of the loaned  securities  including  accrued interest exceeds the value of the collateral,  (c) the Fund must receive  reasonable  interest on the loan, as well as any dividends,  interest or other  distributions on the loaned  securities and any increase in market value, (d)
the Fund may pay only  reasonable  custodian fees in connection  with the loan.  The Fund will not lend  securities to the Investment  Manager,  the  Sub-advisor  or their  affiliates.  For additional  information on the lending of portfolio  securities  and its risks see this SAI and the  Company's  Prospectus  under  "Certain  Risk Factors and
Investment Methods."

         Options.  The Fund may  purchase  put and call  options and write  (sell) put and covered  call options on securities and  securities  indices to increase gain or to hedge against the risk of  unfavorable  price  movements although,  as in the past, it does not currently  intend to rely on these  strategies  extensively,  if at all. The
Fund will purchase or write options only if such options are  exchange-traded  or traded on an automated  quotation system of a national securities association.

         The Fund  will  only  sell  call  options  that are  "covered."  A call  option  written  by the Fund on a security  is  "covered"  if the Fund  owns the  underlying  security  covered  by the call or has an  absolute  and immediate  right  to  acquire  that  security  without  additional  cash  consideration  (or  for  additional  cash consideration  held  in a  segregated  account)  upon  conversion  or  exchange  of  other  securities  held in its portfolio.  A call option is also covered if the Fund holds a call on the same  security as the call written  where the  exercise  price of the call held is (a) equal to or less than the  exercise  price of the call  written or (b)
greater than the exercise  price of the call written if the  difference  is maintained by the Fund in cash or other liquid  assets in a segregated  account.  If the Fund writes a put option,  the Fund will  segregate  cash or other liquid  assets  with a value  equal to the  exercise  price,  or else  hold a put on the same  security  as the put written  where  the  exercise  price  of the put held is equal to or  greater  than the  exercise  price of the put written.

         Although the Fund will  generally  not purchase or write  options that appear to lack an active  secondary market,  there is no  assurance  that a liquid  secondary  market on an  exchange  will  exist  for any  particular option. In such event it might not be possible to effect closing  transactions in particular  options,  so that the
Fund would have to exercise its option in order to realize any profit and would incur  brokerage  commissions  upon the  exercise  of the  options.  If the  Fund,  as a  covered  call  option  writer,  is unable to effect a closing purchase  transaction in a secondary market,  it will not be able to sell the underlying  security until the option expires, until it delivers the underlying security upon exercise, or until it otherwise covers the position.

         In  addition  to  options  on  securities,  the Fund may also  purchase  and sell call and put  options on securities  indices.  The Fund may offset its position in stock index  options prior to expiration by entering into a closing  transaction  on an  exchange or it may let the option  expire  unexercised.  The Fund will not  purchase these options unless the Sub-advisor is satisfied with the  development,  depth and liquidity of the market and the
Sub-advisor believes the options can be closed out.

         The Fund will not  purchase  options  if, as a  result,  the  aggregate  cost of all  outstanding  options exceeds 10% of the Fund's  total  assets.  No more than 5% of the Fund's  total assets will be committed to options transactions entered into for non-hedging (speculative) purposes.

         Stock  Index  Futures and Options on Stock Index  Futures.  Futures are  generally  bought and sold on the commodities  exchanges  where they are  listed.  A stock  index  future  obligates  the seller to deliver  (and the purchaser to take) an amount of cash equal to a specific  dollar amount times the  difference  between the value of a specific  stock index at the close of the last trading day of the  contract and the price at which the  agreement is made.  No physical delivery of the underlying stocks in the index is made.

         While incidental to its securities  activities,  the Fund may purchase index futures as a substitute for a comparable  market  position  in the  underlying  securities.  Securities  index  futures  might be sold to protect against a general  decline in the value of securities  of the type that comprise the index.  Put options on futures might be  purchased to protect  against  declines in the market  values of  securities  occasioned  by a decline in stock prices.

         In an effort to  compensate  for the  imperfect  correlation  of movements in the price of the  securities being hedged and  movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures contracts  in a greater or lesser  dollar  amount  than the dollar  amount of the  securities  being  hedged if the historical  volatility  of the stock  index  futures  has been less or greater  than that of the  securities.  Such
"over hedging" or "under hedging" may adversely  affect the Fund's net investment  results if market  movements are not as anticipated when the hedge is established.

         The Fund will sell  options on stock  index  futures  contracts  only as part of closing  transactions  to terminate  options  positions it has  purchased.  No assurance can be given that such closing  transactions  can be effected.

         The Fund's use, if any, of stock index futures and options  thereon will in all cases be  consistent  with applicable  regulatory  requirements  and in particular  the rules and  regulations of the CFTC and will be entered into only for bona fide hedging,  risk management or other  portfolio  management  purposes.  If the Fund exercises an option on a futures  contract it will be obligated to post initial  margin (and potential  subsequent  variation margin) for the  resulting  futures  position  just as it would for any  position.  In order to cover its potential obligations  if the Fund enters into futures  contracts  or options  thereon,  the Fund will  maintain a segregated account  which will  contain  only  liquid  assets in an amount  equal to the total  market  value of such  futures contracts less the amount of initial margin on deposit for such contracts.

         For additional  information  about futures  contracts and related options,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing.  The Fund may borrow from banks for  temporary or  emergency  purposes.  If asset  coverage for such borrowings  should decline below the required 300% as a result of market  fluctuations  or other reasons,  the
Fund may be  required  to sell  some of its  portfolio  holdings  to reduce  the debt and  restore  the 300%  asset coverage,  even though it may be  disadvantageous  from an investment  standpoint to sell  securities at that time.
Additional  information about borrowings and its risks is included in the Company's  Prospectus under "Certain Risk
Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Alger All-Cap Growth Fund.  These  limitations are not  "fundamental"  restrictions  and may be changed by the Directors without shareholder approval.  The Fund will not:

1.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for  clearance  of purchases of portfolio  securities and (ii) the Fund may take margin deposits in connection with futures  contracts or other permissible investments;

2.       Mortgage,  pledge,  hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness  except as may be necessary in connection  with  permissible  borrowings or investments  and then such mortgaging,  pledging or  hypothecating  may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

3.       Invest in oil, gas or mineral leases.

4.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the 1940
Act.

5.       The Fund may not  invest  more than 15% of the assets of the Fund  (taken at the time of the  investments)
in "illiquid  securities,"  illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include  private  placements,  but other than Rule 144A securities  deemed liquid by the Board of Directors or under guidelines adopted by the Board of Directors),  repurchase  agreements  maturing in more than seven days,  certain  options  traded over the counter that the Fund has purchased,  securities  being used to cover options a Fund has written,  securities  for which market  quotations are not readily  available,  or other securities which legally or in the Sub-advisor's option may be deemed illiquid.

ASAF GABELLI ALL-CAP VALUE FUND

Investment Objective:  The investment objective of the Fund is to seek capital growth.

Investment Policies:

         Convertible  Securities.  The Fund may  invest in  convertible  securities  when it  appears to the Fund's
Sub-advisor  that it may not be  prudent  to be fully  invested  in common  stocks.  In  evaluating  a  convertible security,  the Sub-advisor  places primary emphasis on the  attractiveness  of the underlying  common stock and the potential  for  capital  growth  through  conversion.  The  Fund  will  normally  purchase  only  investment  grade convertible  debt  securities  having a rating of, or  equivalent  to, at least "BBB"  (which  securities  may have speculative  characteristics)  by  Standard  &  Poor's  Rating  Service  ("S&P")  or,  if  unrated,  judged  by the
Sub-advisor  to be of  comparable  quality.  However,  the Fund may also  invest  up to 25% of its  assets  in more speculative  convertible debt  securities,  provided such securities have a rating of, or equivalent to, at least B by S&P.

         Convertible  securities  may include  corporate  notes or preferred  stock but are  ordinarily a long-term debt obligation of the issuer  convertible at a stated  exchange rate into common stock of the issuer.  As with all debt  securities,  the market value of  convertible  securities  tends to decline as interest  rates  increase and, conversely,  to increase as interest  rates  decline.  Convertible  securities  generally  offer lower  interest or dividend yields than non-convertible  securities of similar quality.  However,  when the market price of the common stock underlying a convertible  security exceeds the conversion price, the price of the convertible  security tends to  reflect  the  value of the  underlying  common  stock.  As the  market  price of the  underlying  common  stock declines,  the convertible  security tends to trade  increasingly on a yield basis,  and thus may not depreciate to the same  extent as the  underlying  common  stock.  Convertible  securities  rank  senior  to common  stocks in an issuer's capital  structure and consequently  entail less risk than the issuer's common stock,  although the extent to which such risk is reduced  depends in large  measure upon the degree to which the  convertible  security  sells above its value as a fixed income security.

         In selecting  convertible  securities for the Fund, the Sub-advisor relies primarily on its own evaluation of the issuer and the  potential  for  capital  growth  through  conversion.  It does not rely on the rating of the security  or sell the  security  because  of a change  in  rating  absent a  change  in its own  evaluation  of the underlying  common stock and the ability of the issuer to pay principal and interest or dividends  when due without disrupting  its  business  goals.  Interest  or  dividend  yield is a factor  only to the  extent it is  reasonably consistent  with prevailing  rates for securities of similar  quality and thereby  provides a support level for the market price of the security.  The Fund will purchase the convertible  securities of highly leveraged  issuers only when, in the judgment of the Sub-advisor, the risk of default is outweighed by the potential for capital growth.

         The issuers of debt obligations having  speculative  characteristics  may experience  difficulty in paying principal  and  interest  when  due  in  the  event  of a  downturn  in  the  economy  or  unanticipated  corporate developments.  The  market  prices of such  securities  may become  increasingly  volatile  in periods of  economic uncertainty.  Moreover,  adverse  publicity or the  perceptions  of investors,  over which the  Sub-advisor  has no control and whether or not based on  fundamental  analysis,  may decrease  the market  price and  liquidity of such investments.  Although  the  Sub-advisor  will  attempt  to  avoid  exposing  the Fund to such  risks,  there is no assurance  that it will be  successful  or that a liquid  secondary  market will  continue to be available  for the disposition of such securities.

         Lower-rated  Debt  Securities.  The Fund may  invest  up to 5% of its  assets  in  low-rated  and  unrated corporate debt securities  (often  referred to as "junk bonds").  Corporate debt securities that are either unrated or have a predominantly  speculative rating may present  opportunities for significant  long-term capital growth if the ability of the issuer to repay  principal and interest when due is  underestimated  by the market or the rating organizations.  Because  of its  perceived  credit  weakness,  the  issuer is  generally  required  to pay a higher interest  rate  and/or its debt  securities  may be selling at a  significantly  lower  market  price than the debt securities  of other  issuers.  If the inherent  value of such  securities  is higher than was  perceived  and such value is eventually recognized,  the market value of the securities may appreciate  significantly.  The Sub-advisor believes  that its research on the credit and balance sheet  strength of certain  issuers may enable it to select a limited number of corporate debt securities  that, in certain  markets,  will better serve the objective of capital growth than  alternative  investments in common stocks.  Of course,  there can be no assurance that the Sub-advisor will be successful.  In its  evaluation,  the Sub-advisor  will not rely  exclusively on ratings and the receipt of income from these securities is only an incidental consideration.

         The ratings of Moody's Investors  Service,  Inc.  ("Moody's") and S&P generally  represent the opinions of those  organizations  as to the quality of the securities that they rate. Such ratings,  however,  are relative and subjective,  and are not  absolute  standards  of  quality.  Although  the  Sub-advisor  uses  these  ratings  as a criterion for the selection of securities for the Fund, the  Sub-advisor  also relies on its  independent  analysis to evaluate  potential  investments  for the Fund. The Fund does not intend to purchase debt securities for which a liquid trading  market does not exist,  but there can be no assurance that such a market will exist for the sale of such securities.

         Additional  information  on  lower-rated  debt  securities and their risks is included in this SAI and the
Company's  Prospectus  under "Certain Risk Factors and  Investment  Methods."  Additional  information on corporate bond ratings is included in the Appendix to this SAI.

         Borrowing.  The Fund may borrow  subject to certain  restrictions  set forth in the  Company's  Prospectus under "Certain Risk Factors and Investment  Methods" and in this SAI under "Fundamental  Investment  Restrictions."
The Fund may  mortgage,  pledge or  hypothecate  up to 20% of its assets to secure  permissible  borrowings.  Money borrowed will be subject to interest  costs,  which may or may not be recovered by  appreciation  if securities are purchased with the proceeds of the borrowing.

         Investments  in Warrants  and Rights.  The Fund may invest in  warrants  and rights (in  addition to those acquired  in units or  attached  to other  securities),  which  entitle  the holder to buy equity  securities  at a specific  price  for or at the end of a  specific  period  of time.  The value of a right or  warrant  may  decline because of a decline in the value of the  underlying  security,  the passage of time,  changes in interest rates or in the dividend or other policies of the issuer whose equity  underlies the warrant,  a change in the perception as to the  future  price  of the  underlying  security,  or any  combination  thereof.  Additional  information  about warrants  and rights and their risks is included  in this SAI and the  Company's  Prospectus  under  "Certain  Risk
Factors and Investment Methods."

         Investment in Small,  Unseasoned  Companies and Illiquid  Securities.  The Fund may invest in small,  less well-known  companies  that have operated for less than three years  (including  predecessors).  The  securities of such companies may have a limited trading market,  which may adversely  affect their  disposition and can result in their being priced lower than might otherwise be the case. If other  investment  companies and investors who invest in such issuers trade the same securities  when the Fund attempts to dispose of its holdings,  the Fund may receive lower prices than might otherwise be obtained.

         The Fund will not invest, in the aggregate,  more than 15% of its net assets in illiquid  securities.  The continued  liquidity of any Rule 144A  securities  purchased by the Fund is not as well assured as that of publicly traded  securities,  and accordingly,  the Sub-advisor will monitor their liquidity under the guidelines adopted by the  Directors  of the  Company.  For  additional  information  on illiquid  securities  and their  risks,  see the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Corporate  Reorganizations.  In general,  securities of companies engaged in  reorganization  transactions sell at a premium to their  historic  market price  immediately  prior to the  announcement  of the tender offer or reorganization  proposal.  However,  the  increased  market price of such  securities  may also  discount  what the stated or appraised value of the security would be if the  contemplated  transaction  were approved or consummated.
Such  investments  may be advantageous  when the discount  significantly  overstates the risk of the  contingencies involved,  significantly  undervalues the  securities,  assets or cash to be received by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately to recognize the possibility that the offer or proposal  may be  replaced  or  superseded  by an offer or  proposal  of  greater  value.  The  evaluation  of such contingencies  requires  unusually  broad  knowledge  and  experience  on the part of the  Sub-advisor,  which must appraise  not only the  value of the  issuer  and its  component  businesses  and the  assets or  securities  to be received as a result of the contemplated  transaction,  but also the financial resources and business motivation of the offeror as well as the dynamic of the business climate when the offer or proposal is in progress.

         In making  such  investments,  the Fund  will be  subject  to its  diversification  and  other  investment restrictions,  including the requirement  that,  except with respect to 25% of its assets,  not more than 5% of its
assets  may  be  invested  in  the  securities  of  any  issuer  (see  this  SAI  under   "Fundamental   Investment
Restrictions").  Because  such  investments  are  ordinarily  short term in nature,  they will tend to increase the
Fund's portfolio turnover rate, thereby  increasing its brokerage and other transaction  expenses.  The Sub-advisor intends to select  investments  of the type  described  that,  in its view,  have a reasonable  prospect of capital growth  that is  significant  in  relation to both the risk  involved  and the  potential  of  available  alternate investments.

         When-Issued,  Delayed-Delivery  and  Forward  Commitment  Transactions.  The Fund may enter  into  forward commitments for the purchase or sale of securities,  including on a "when-issued" or  "delayed-delivery"  basis, in excess of customary  settlement  periods for the type of securities  involved.  In some cases,  the  obligations of the parties under a forward  commitment  may be  conditioned  upon the  occurrence of a subsequent  event,  such as approval and consummation of a merger,  corporate  reorganization  or debt  restructuring  (i.e., a when, as and if issued  security).  When such transactions are negotiated,  the price is fixed at the time of the commitment,  with payment  and  delivery  generally  taking  place a month or more after the date of the  commitment.  While the Fund will only enter into a forward  commitment  with the intention of actually  acquiring  the  security,  the Fund may sell the  security  before  the  settlement  date if it is  deemed  advisable.  The Fund  will  segregate  with its custodian  cash or liquid  securities  in an  aggregate  amount  at least  equal to the  amount of its  outstanding forward  commitments.  Additional  information  regarding  when-issued,  delayed-delivery  and  forward  commitment transactions  and their risks is included in this  Statement  and the  Company's  Prospectus  under  "Certain  Risk
Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may  invest up to 10% of its total  assets  in the  securities  of other investment companies,  including small business investment  companies.  (Not more than 5% of its total assets may be invested in any one  investment  company,  nor will the Fund purchase more than 3% of the  securities of any other  investment  company.) To the extent that the Fund invests in the securities of other  investment  companies, shareholders in the Fund may be subject to duplicative management and administrative fees.

         Short Sales.  The Fund may,  from time to time,  make short sales of  securities  it owns or has the right to acquire  through  conversion  or exchange of other  securities  it owns (short sales  "against  the box").  In a short sale, the Fund does not  immediately  deliver the securities  sold or receive the proceeds from the sale. The
Fund may make a short sale against the box in order to hedge  against  market risks when it believes that the price of a security may decline,  affecting  the Fund directly if it owns that security or causing a decline in the value of a security owned by the Fund that is convertible into the security sold short.

         To secure its  obligations to deliver the securities sold short,  the Fund will segregate  assets with its custodian  in an amount at least  equal to the value of the  securities  sold short or the  securities  convertible into, or  exchangeable  for, the  securities.  The Fund may close out a short position by purchasing and delivering an equal amount of securities sold short,  rather than by delivering  securities  already held by the Fund, because the Fund may want to continue to receive  interest and dividend  payments on securities  in its portfolio  that are convertible into the securities sold short.

         Options.  The Fund may purchase or sell listed call or put options on  securities  as a means of achieving additional  return or of  hedging  the value of the Fund's  portfolio.  In  addition  to changes in the price of an underlying  security,  other principal  factors affecting the market value of a put or a call option include supply and  demand,  interest  rates,  price  volatility  of the  underlying  security  and the time  remaining  until the expiration date.

         The Fund will only write  calls  options if they are  covered.  A call  option is covered if the Fund owns the  underlying  security  covered by the call or has an absolute  and  immediate  right to acquire  that  security without  additional cash  consideration (or for additional cash consideration if cash or other liquid assets with a value  equal to such  additional  consideration  are  segregated  with the Fund's  custodian)  upon  conversion  or exchange of other  securities  held in its  portfolio.  A call  option is also  covered if the Fund holds a call on the same  security as the call written  where the exercise  price of the call held is (1) equal to or less than the exercise  price of the call  written or (2) greater  than the  exercise  price of the call written if cash or other liquid assets equal to the  difference  are segregated  with the  custodian.  If the Fund writes a put option,  the
Fund will  segregate  cash or other assets with a value equal to the exercise  price of the option,  or will hold a put on the same  security as the put written  where the exercise  price of the put held is equal to or greater than the exercise price of the put written.

         If the Fund has written an option,  it may  terminate  its  obligation  by  effecting  a closing  purchase transaction.  However,  once the Fund has been  assigned  an exercise  notice,  the Fund will be unable to effect a closing purchase  transaction.  Similarly,  if the Fund is the holder of an option it may liquidate its position by effecting a closing sale  transaction.  This is  accomplished by selling an option of the same series as the option previously  purchased.  There  can be no  assurance  that  either a closing  purchase  or sale  transaction  can be effected  when the Fund so desires.  The Fund will  realize a profit from a closing sale  transaction  if the price of the  transaction  is more than the premium  paid to purchase  the  option;  the Fund will  realize a loss from a closing sale transaction if the price of the transaction is less than the premium paid to purchase the option.

         The Fund will  generally  purchase or write only those  options  for which  there  appears to be an active secondary  market.  If, however,  there is no liquid secondary  market when the Sub-advisor  wishes to close out an option the Fund has  purchased,  it might not be possible to effect a closing  sale  transaction,  so that the Fund would have to exercise its options in order to realize any profit and would incur  brokerage  commissions  upon the exercise of call options and upon the  subsequent  disposition  of  underlying  securities  for the exercise of put options.  If the Fund, as a covered call option  writer,  is unable to effect a closing  purchase  transaction in a secondary market,  it will not be able to sell the underlying  security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

         In  addition  to  options  on  securities,  the Fund may also  purchase  and sell call and put  options on securities  indices.  The Fund may offset its position in stock index  options prior to expiration by entering into a closing  transaction on an exchange or it may let the option it has purchased  expire  unexercised.  The Fund may write put and call options on stock indices for the purposes of  increasing  its gross  income,  thereby  partially protecting  its  portfolio  against  declines in the value of the  securities  it owns or increases in the value of securities  to be acquired.  In addition,  the Fund may purchase put and call options on stock  indices in order to hedge its  investments  against a decline in value or to attempt to reduce the risk of missing a market or industry segment  advance.  While one purpose of writing such  options is to generate  additional  income for the Fund,  the
Fund  recognizes  that it may be  required  to deliver  an amount of cash in excess of the market  value of a stock index at such time as an option  written by the Fund is  exercised  by the holder.  Because  options on  securities indices  require  settlement  in cash,  the  Adviser  may be  forced  to  liquidate  portfolio  securities  to meet settlement  obligations.  The Fund will not purchase  options on indices  unless the  Sub-advisor is satisfied with the development, depth and liquidity of the market and believes that the options can be closed out.

         Although the Sub-advisor will attempt to take  appropriate  measures to minimize the risks relating to the
Fund's  writing  of  put  and  call  options,  there  can  be no  assurance  that  the  Fund  will  succeed  in any option-writing program it undertakes.

         Additional  information about options on securities and securities  indices and their risks in included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts and Options on Futures.  The Fund may enter into futures  contracts  that are traded on a U.S.  exchange  or board of trade.  Although  the Fund has no  current  intention  of using  options  on  futures contracts,  the Fund may at some  future  date enter  into such  options.  Investments  in  futures  contracts  and related  options  will be made by the Fund  solely for the purpose of hedging  against  changes in the value of its portfolio  securities or in the value of securities it intends to purchase.  Such  investments will only be made if they are  economically  appropriate  to the  reduction of risks  involved in the  management  of the Fund.  In this regard,  the Fund may enter into futures  contracts or options on futures  relating to securities  indices or other financial instruments,  including but not limited to U.S. Government  securities.  Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

         Initial margin payments  required in connection with futures  contracts will range from  approximately  1%
to 10% of the contract  amount.  Initial  margin amounts are subject to change by the exchange or board of trade on which the  contract is traded,  and  brokers or members of such board of trade may charge  higher  amounts.  At any time prior to the  expiration  of a futures  contract,  the  portfolio may elect to close the position by taking an opposite  position,  which will operate to terminate the Fund's existing  position in the contract.  At expiration, certain futures contracts,  including stock and bond index futures,  are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

         The  potential  loss related to the purchase of an option on a futures  contract is limited to the premium paid for the option (plus  transaction  costs).  There are no daily cash  payments by the purchaser of an option on a futures  contract to reflect changes in the value of the underlying  contract;  however,  the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

         The Sub-advisor may use such instruments for the Fund depending upon market  conditions  prevailing at the time and the  perceived  investment  needs of the Fund.  In the event the Fund enters  into  futures  contracts  or writes  related  options,  an amount of cash or other liquid  assets equal to the market value of the contract will be segregated  with the Fund's  custodian to  collateralize  the  positions,  thereby  insuring that the use of the contract is unleveraged.

         The Sub-advisor may have difficulty  selling or buying futures  contracts and options when it chooses.  In addition,  hedging practices may not be available,  may be too costly to be used  effectively,  or may be unable to be used for other reasons.

         Additional  information about futures contracts,  options on futures contracts and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods.'

         Investment  Opportunities  and Related  Limitations.  Affiliates of the  Sub-advisor  may, in the ordinary course  of  their  business,  acquire  for  their  own  account  or for the  accounts  of their  advisory  clients, significant  (and possibly  controlling)  positions in the  securities  of companies  that may also be suitable for investment  by the Fund.  The  securities  in which the Fund might  invest may  thereby be limited to some  extent.
For instance,  many  companies in the past several years have adopted  so-called  "poison pill" or other  defensive measures  designed to discourage or prevent the  completion  of  non-negotiated  offers for control of the company.
Such  defensive  measures  may have the effect of  limiting  the shares of the  company  that  might  otherwise  be acquired  by the  Fund  if the  affiliates  of the  Sub-advisor  or  their  advisory  accounts  have or  acquire  a significant  position  in the same  securities.  However,  the  Sub-advisor  does not believe  that the  investment activities  of its  affiliates  will have a  material  adverse  effect  upon the Fund in  seeking  to  achieve  its investment  objectives.  In addition,  orders for the Fund generally are accorded priority of execution over orders entered on behalf of accounts in which the  Sub-advisor or its affiliates  have a substantial  pecuniary  interest.
The Fund may invest in the  securities of companies  that are investment  management  clients of the  Sub-advisor's affiliates.  In addition,  portfolio  companies or their officers or directors may be minority  shareholders of the
Sub-advisor or its affiliates.

         Investment  Policies Which May be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Gabelli All-Cap Value Fund.  These  limitations are not fundamental  restrictions and can be changed without shareholder approval.  The Fund may not:

         1.       Purchase  securities on margin,  but it may obtain such  short-term  credits from banks as may be necessary for the clearance of purchase and sales of securities;

         2.       Mortgage,  pledge or hypothecate  any of its assets except that, in connection  with  permissible borrowings,  not  more  than  20% of the  assets  of the  Fund  (not  including  amounts  borrowed)  may be used as collateral;

         3.       Invest in the securities of other  investment  companies except in compliance with the Investment
Company Act of 1940;

         4.       Invest,  in the  aggregate,  more  than 15% of the value of its total  assets in  securities  for which  market  quotations  are not  readily  available,  securities  that are  restricted  for public  sale,  or in repurchase agreements maturing or terminable in more than seven days;

         5.       Sell securities  short,  except that the Fund may make short sales if it owns the securities sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

6.       Invest in companies for the purpose of exercising control.

ASAF INVESCO TECHNOLOGY FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital  growth by investing  primarily in the equity securities of companies engaged in technology-related industries.

Investment Policies:

         Debt  Securities.  Debt  securities  include bonds,  notes and other  securities  that give the holder the right to  receive  fixed  amounts  of  principal,  interest,  or both on a date in the  future or on  demand.  Debt securities are often referred to as fixed income  securities,  even if the rate of interest varies over the life of the  security.  The Fund may also invest in stripped  debt  securities  (i.e.,  interest  only and  principal  only securities).

         Although  the Fund may invest in debt  securities  assigned  lower grade  ratings by S&P or  Moody's,  the
Fund's  investments will generally be limited to debt securities  rated B or higher by either S&P or Moody's.  Debt securities  rated  lower than B by either S&P or Moody's  are  usually  considered  to be highly  speculative.  The
Sub-advisor  will limit the Fund's  investments to debt securities that it believes are not highly  speculative and that  are  rated at  least  CCC by S&P or Caa by  Moody's.  The  Fund  expects  that  most  emerging  country  debt securities in which it invests will not be rated by U.S. rating services.

         A significant  economic  downturn or increase in interest  rates may cause  issuers of debt  securities to experience  increased  financial problems which could adversely affect their ability to pay principal and interest, to meet projected  business  goals,  and to obtain  additional  financing.  These  conditions  more severely impact issuers of lower-rated debt securities.  The Sub-advisor  attempts to limit purchases of lower-rated  securities to securities having an established secondary market.

         Although  bonds in the lowest  investment  grade debt category  (those rated BBB by S&P, Baa by Moody's or the  equivalent) are regarded as having adequate  capability to pay principal and interest,  they have  speculative characteristics.  Adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened capacity to make principal and interest  payments than is the case for  higher-rated  bonds.  Lower-rated  bonds by
Moody's  (categories Ba, B, or Caa) are of poorer quality and also have  speculative  characteristics.  Bonds rated
Caa may be in  default  or there  may be  present  elements  of danger  with  respect  to  principal  or  interest.
Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded,  on balance,  as predominantly speculative  with respect to the issuer's  capacity to pay interest and repay  principal in  accordance  with their terms.  While such bonds likely will have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  or major risk exposures to adverse  conditions.  Bonds having  equivalent  ratings from other ratings services will have  characteristics  similar to those of the corresponding  S&P and Moody's ratings.  For a more specific  description  of S&P and Moody's  corporate bond rating  categories,  please refer to the Appendix to this SAI.  Additional  information  about the debt  securities and their risks,  including the risks of lower-rated debt  securities,  is included in this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment
Methods."

         Equity and Convertible  Debt  Securities.  As discussed in the Company's  Prospectus,  the Fund may invest in common,  preferred  and  convertible  preferred  stocks,  and  securities  whose values are tied to the price of stocks,  such as rights,  warrants and convertible debt  securities.  Additional  information  about these types of securities  and their risks is included in the Company's  Prospectus  under  "Certain  Risk Factors and  Investment
Methods."

         The Fund seeks to invest in stocks that will  increase  in market  value and may be sold for more than the
Fund paid to buy them.  Market value is based upon  constantly  changing  investor  perceptions of what the company is worth  compared to other  companies.  Dividends  are a factor in the changing  market value of stocks,  but many companies  do not pay  dividends,  or pay  comparatively  small  dividends.  As discussed  in the  Prospectus,  the principal risk of investing in equity  securities is that their market values  fluctuate  constantly,  often due to factors  entirely  outside the control of the Fund or the company  issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

         Owners of preferred stocks are entitled to dividends  payable from the  corporation's  earnings,  which in some cases may be  "cumulative"  if prior  dividends on the preferred  stock have not been paid.  Preferred  stocks may be  "participating,"  which means that they may be entitled to  dividends  in excess of the stated  dividend in certain cases.

         Rights and warrants  are  securities  which  entitle the holder to purchase  the  securities  of a company
(usually,  its common stock) at a specified  price during a specified time period.  The value of a right or warrant is affected by many of the same  factors that  determine  the prices of common  stocks.  Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

         The  Fund  also  may  purchase  convertible   securities,   including  convertible  debt  obligations  and
convertible  preferred  stock.  A  convertible  security  entitles  the holder to exchange it for a fixed number of shares of common stock (or other  equity  security),  usually at a fixed price  within a specified  period of time.
Until conversion,  the owner of convertible  securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

         A convertible  security has an "investment  value",  which is a theoretical  value determined by the yield it provides in comparison with similar  securities  without the conversion  feature.  Investment  value changes are based upon  prevailing  interest  rates and other  factors.  It also has a "conversion  value," which is the market value the  convertible  security would have if it were exchanged for the underlying  equity  security.  Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

         Conversion  value is a simple  mathematical  calculation  that  fluctuates  directly with the price of the underlying  security.  However,  if the conversion value is substantially  below investment value, the market value of the convertible  security is governed  principally by its investment  value. If the conversion  value is near or above investment  value, the market value of the convertible  security  generally will rise above investment value.
In such cases,  the market value of the convertible  security may be higher than its conversion  value,  due to the combination  of the  convertible  security's  right to interest (or dividend  preference)  and the  possibility  of capital  appreciation  from  the  conversion  feature.  However,  there is no  assurance  that  any  premium  above investment  value or conversion  value will be recovered  because  prices  change and, as a result,  the ability to achieve capital appreciation through conversion may be eliminated.

         Foreign  Securities.  The Fund may invest in the securities of foreign  companies,  or companies that have their principal  business  activities  outside the United States,  either directly or through  American  Depositary
Receipts  ("ADRs").  An ADR  entitles  its holder to all  dividends  and capital  gains on the  underlying  foreign securities,  less any fees paid to the sponsoring  bank.  Foreign  securities  involve certain risks not associated with  investment in U.S.  companies,  which are  described in more detail in this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment  Methods." In addition,  foreign  exchange markets for the currencies in which the  foreign  securities  may be traded are  affected  by the  international  balance of  payments  and other economic and  financial  conditions,  speculation  and other  factors,  all of which are outside the control of the
Fund.  Generally,  the Fund's foreign currency  exchange  transactions  will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the currency exchange markets.

         Investment  Company  Securities.  The Fund may invest in Standard & Poor's Depository  Receipts  ("SPDRs")
and  shares  of  other  investment   companies.   SPDRs  are  investment  companies  whose  portfolios  mirror  the compositions  of  specific  S&P  indices,  such as the S&P 500 and the S&P 400.  SPDRs are  traded on the  American
Stock  Exchange.  SPDR holders such as the Fund are paid a "Dividend  Equivalent  Amount" that  corresponds  to the amount of cash  dividends  accruing to the  securities  held by the SPDR Trust,  net of certain fees and  expenses.
The 1940  Act  limits  investments  in  securities  of  other  investment  companies,  such as SPDR  Trusts.  These limitations  include,  among  others,  that,  subject to certain  exceptions,  no more than 10% of the Fund's total assets may be invested in securities of other  investment  companies and no more than 5% of its total assets may be invested in the securities of any one investment company.

         Additional  information  on  investing  in other  investment  companies  and its risks is  included in the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         U.S.  Government  Securities.  The Fund may,  from time to time,  purchase debt  securities  issued by the
U.S.  government.  These  securities  include  Treasury bills,  notes and bonds.  Treasury bills have a maturity of one year or less,  Treasury notes generally have a maturity of one to ten years,  and Treasury bonds generally have maturities of more than ten years.

         U.S.   government  debt  securities  also  include   securities   issued  or  guaranteed  by  agencies  or
instrumentalities  of the U.S.  government.  Some  obligations  of U.S.  government  agencies,  such as  Government
National Mortgage Association ("GNMA")  participation  certificates,  are supported by the full faith and credit of the U.S.  Treasury.  GNMA  Certificates are  mortgage-backed  securities  representing  part ownership of a pool of mortgage loans.  These loans -- issued by lenders such as mortgage  bankers,  commercial banks and savings and loan associations  -- are  either  insured  by  the  Federal  Housing  Administration  or  guaranteed  by  the  Veterans
Administration.  A "pool" or group of such  mortgages is assembled  and,  after being  approved by GNMA, is offered to investors  through  securities  dealers.  Once approved by GNMA, the timely payment of interest and principal on each  mortgage  is  guaranteed  by GNMA and  backed by the full  faith  and  credit  of the U.S.  government.  (For additional  information on  mortgage-backed  securities and their risks, see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods.")

         Other United States  government debt  securities,  such as securities of the Federal Home Loan Banks,  are supported  by the right of the issuer to borrow from the  Treasury.  Others,  such as bonds issued by Fannie Mae, a federally  chartered  private  corporation,  are supported  only by the credit of the  corporation.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally  to the agency  issuing  or  guaranteeing  the  obligation  in the event the  agency or  instrumentality  does not meet its commitments.  The Fund will invest in securities of such  instrumentalities  only when its Sub-advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

         When-Issued  and  Delayed-Delivery  Transactions.  Ordinarily,  the Fund buys and sells  securities  on an ordinary  settlement  basis.  That means that the buy or sell order is sent,  and the Fund actually  takes delivery or gives up physical  possession  of the security on the  "settlement  date," which is three  business  days later.
However, the Fund also may purchase and sell securities on a when-issued or delayed-delivery basis.

         When-issued or  delayed-delivery  transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an  agreed-upon  time in the future.  The Fund may engage in this practice in an effort to secure an  advantageous  price and yield.  However,  the yield on a comparable  security  available  when delivery  actually  takes  place  may  vary  from  the  yield  on the  security  at the  time  the  when-issued  or delayed-delivery transaction was entered into.

         Additional  information on when-issued and  delayed-delivery  transactions  and their risks is included in this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

Futures, Options and Other Financial Instruments.

         General.   As  discussed  in  the  Prospectus,   the  Sub-adviser  may  use  various  types  of  financial
instruments,  some of which are  derivatives,  to  attempt  to manage  the risk of the  Fund's  investments  or, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for investing in  securities).  These  financial instruments  include options,  futures contracts  (sometimes referred to as "futures"),  forward contracts,  swaps, caps,  floors and collars  (collectively,  "Financial  Instruments").  The policies in this section do not apply to other types of instruments  sometimes referred to as derivatives,  such as indexed securities,  and mortgage-backed and other asset-backed securities.

         Hedging  strategies can be broadly  categorized as "short" hedges and "long" or  "anticipatory"  hedges. A short hedge involves the use of a Financial  Instrument in order to partially or fully offset potential  variations in the value of one or more investments  held in the Fund's  portfolio.  A long or anticipatory  hedge involves the use of a Financial  Instrument in order to partially or fully offset  potential  increases in the acquisition  cost of one or more investments that the Fund intends to acquire.  In an anticipatory hedge  transaction,  the Fund does not already  own a  corresponding  security.  Rather,  it relates to a security  or type of security  that the Fund intends to acquire.  If the Fund does not  eliminate  the hedge by  purchasing  the  security as  anticipated,  the effect on the Fund's  portfolio  generally  is the same as if a long  position in the security  were entered  into.
Financial  Instruments  may also be used, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for investing in securities).

         Financial  Instruments  on  individual  securities  generally  are used to attempt to hedge  against price movements  in one or more  particular  securities  positions  that the Fund  already  owns or intends  to  acquire.
Financial  instruments  on  indices,  in  contrast,  generally  are used to  attempt to hedge all or a portion of a portfolio  against price  movements of securities  within a market sector in which the Fund has invested or expects to invest.

         The use of Financial  Instruments is subject to applicable  regulations of the SEC, the several  exchanges upon which they are traded,  and the CFTC.  In addition,  the Fund's  ability to use Financial  Instruments  may be limited  by  tax  considerations.  See  this  SAI  under  "Additional  Tax  Considerations."  In  addition  to  the instruments and strategies  described  below,  the  Sub-advisor may use other similar or related  techniques to the extent that they are consistent with the Fund's  investment  objective and permitted by its investment  limitations and applicable regulatory authorities.

         Special Risks.  Financial  Instruments and their use involve special  considerations and risks, certain of which are described below.

         (1)  Financial  Instruments  may  increase  the  volatility  of the  Fund.  If the  Sub-advisor  employs a
Financial Instrument that correlates  imperfectly with the Fund's investments,  a loss could result,  regardless of whether or not the intent was to manage risk.

         (2) There might be imperfect  correlation  between  price  movements of a Financial  Instrument  and price movements of the investment(s)  being hedged. For example,  if the value of a Financial  Instrument used in a short hedge  increased  by less than the  decline  in value of the  hedged  investment(s),  the hedge  would not be fully successful.  This  might  be  caused  by  certain  kinds  of  trading  activity  that  distorts  the  normal  price relationship between the security being hedged and the Financial Instrument.

         The Fund is  authorized  to use  options  and  futures  contracts  related  to  securities  with  issuers, maturities or other  characteristics  different from the securities in which it typically invests.  This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

         The  direction  of options  and  futures  price  movements  can also  diverge  from the  direction  of the movements  of the prices of their  underlying  instruments,  even if the  underlying  instruments  match the Fund's investments  well.  Options and futures prices are affected by such factors as current and  anticipated  short-term interest rates,  changes in volatility of the underlying  instrument,  and the time remaining  until  expiration of the  contract,  which may not affect  security  prices the same way.  Imperfect  correlation  may also  result from differing  levels of demand in the  options  and  futures  markets  and the  securities  markets,  from  structural differences  in how options and futures and securities are traded,  or from  imposition of daily price  fluctuation limits or trading  halts.  The Fund may take  positions in options and futures  contracts  with a greater or lesser face value than the  securities  it wishes to hedge or intends to  purchase in order to attempt to  compensate  for differences  in  volatility  between the contract and the  securities,  although  this may not be successful in all cases.

         (3) If successful,  the above-discussed  hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable  price movements of portfolio  securities.  However,  such strategies can also  reduce  opportunity  for gain by  offsetting  the  positive  effect of  favorable  price  movements.  For example,  if the Fund  entered  into a short hedge  because the  Sub-advisor  projected a decline in the price of a security in the Fund's portfolio,  and the price of that security  increased  instead,  the gain from that increase would  likely be wholly or  partially  offset by a  decline  in the value of the short  position  in the  Financial
Instrument.  Moreover,  if the price of the  Financial  Instrument  declined by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund is required to maintain assets as "cover," maintain  segregated  accounts or make margin payments when they take positions in Financial  Instruments  involving  obligations to third parties
(i.e.,  Financial  Instruments other than purchased  options).  If the Fund is unable to close out its positions in such  Financial  Instruments,  it might be required to continue to maintain such assets or  segregated  accounts or make such payments until the position expired.

         Cover.  Positions  in  Financial  Instruments,  other  than  purchased  options,  expose  the  Fund  to an obligation to another  party.  The Fund will not enter into any such  transaction  unless it owns (1) an offsetting
("covered")  position in securities,  currencies or other options,  futures contracts or forward contracts,  or (2)
cash or liquid assets with a value,  market-to-market  daily, sufficient to cover its obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines  regarding cover for these  instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

         Assets  used as cover or held as  segregated  cannot  be sold  while  the  position  in the  corresponding
Financial  Instrument is open unless they are replaced with other appropriate  assets. As a result,  the commitment of a large  portion of the Fund's  assets to cover or to hold as segregated  could impede  portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

         Options.  The Fund may engage in  certain  strategies  involving  options to attempt to manage the risk of
its  investments  or,  in  certain  circumstances,   for  investment  (e.g.,  as  a  substitute  for  investing  in securities).

         The  purchase of call  options  can serve as a hedge  against a price rise of the  underlying  security or instrument  and the  purchase  of put  options  can serve as a hedge  against  a price  decline  of the  underlying security or  instrument.  Writing call options can serve as a limited short hedge because  declines in the value of the hedged  investment  would be offset to the extent of the premium  received for writing the option.  Writing put options can serve as a limited long or anticipatory  hedge because  increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         The value of an option  position  will  reflect,  among  other  things,  the current  market  value of the underlying  investment,  the time remaining until expiration,  the relationship of the exercise price to the market price of the  underlying  investment,  the price  volatility of the  underlying  investment  and general market and interest rate conditions.  Options that expire unexercised have no value.

         The Fund may  effectively  terminate  its right or  obligation  under an option by entering into a closing transaction.  For example,  the Fund may  terminate a position in a put or call option it had  purchased by writing an  identical  put or call option,  which is known as a closing sale  transaction.  Closing  transactions  permit a
Fund to realize  profits or limit losses on an option  position  prior to its exercise or  expiration.  If the Fund were unable to effect a closing  transaction  for an option it had purchased,  it would have to exercise the option to realize any profit.

                  Risks of Options on  Securities.  Options  embody the  possibility  of large amounts of exposure, which will  result in the Fund's  net asset  value  being  more  sensitive  to changes in the value of the  related investment.  The Fund may purchase or write both  exchange-traded and OTC options.  Exchange-traded  options in the
United  States are issued by a clearing  organization  affiliated  with the  exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded  option transaction.  In contrast, OTC options are contracts  between  a fund  and  its  counterparty  (usually  a  securities  dealer  or a bank)  with  no  clearing organization  guarantee.  Failure by the  counterparty  to make or take delivery of the underlying  investment upon exercise  would  result in the loss of any  premium  paid by the Fund as well as the loss of any  expected  benefit from the transaction.

                  Options on Indices.  The risks of purchasing  and selling  options on indices may be greater than options on  securities.  Because  index  options  are  settled in cash,  when the Fund writes a call on an index it cannot fulfill its potential settlement  obligations by delivering the underlying  securities.  The Fund can offset some of the risk of writing a call index option by holding a diversified  portfolio of securities  similar to those on which the  underlying  index is based.  However,  the Fund  cannot,  as a practical  matter,  acquire and hold a portfolio  containing  exactly the same securities as underlie the index and, as a result, it bears a risk that the value of the securities held will vary from the value of the index.

                  OTC  Options.  Unlike  exchange-traded  options,  which  are  standardized  with  respect  to the underlying  instrument,  expiration  date,  contract size, and strike price,  the terms of OTC options (options not traded on exchanges)  generally are established  through  negotiation  with the other party to the option contract.
While this type of  arrangement  allows a Fund great  flexibility  to tailor the option to its needs,  OTC  options generally involve greater risk than exchange-traded  options,  which are guaranteed by the clearing organization of the exchange where they are traded.  Generally,  OTC foreign currency  options used by the Fund are  European-style options.

         Additional  information  about  options  transactions  and  their  risks is  included  in this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts  and Options on Futures  Contracts.  The purchase of futures or call options on futures can serve as a long or an  anticipatory  hedge,  and the sale of futures or the  purchase of put options on futures can serve as a short hedge.  Writing call options on futures  contracts can serve as a limited  short hedge,  using a strategy  similar to that used for  writing  call  options on  securities  or  indices.  Similarly,  writing  put options on futures contracts can serve as a limited long or anticipatory hedge.

         In  addition,  futures  strategies  can be used  to  manage  the  "duration"  (a  measure  of  anticipated sensitivity  to changes in  interest  rates,  which is  sometimes  related to the  weighted  average  maturity of a portfolio) and associated  interest rate risk of the Fund's  fixed-income  investments.  If the Sub-advisor  wishes to shorten the duration of the Fund's  fixed-income  investments (i.e., reduce anticipated  sensitivity),  the Fund may sell an appropriate  debt futures  contract or a call option thereon,  or purchase a put option on that futures contract.  If the  Sub-advisor  wishes to lengthen  the  duration  of the Fund's  fixed-income  investments  (i.e., increase  anticipated  sensitivity),  the  Fund may buy an  appropriate  debt  futures  contract  or a call  option thereon, or sell a put option thereon.

         At the  inception  of a futures  contract,  the Fund will be  required to deposit  "initial  margin" in an amount  generally equal to 10% or less of the contract  value.  Unlike margin in securities  transactions,  initial margin on futures  contracts  and written  options on futures  contracts  does not represent a borrowing on margin, but rather is in the  nature of a  performance  bond or  good-faith  deposit  that is  returned  to the Fund at the termination of the transaction if all contractual  obligations  have been satisfied.  Under certain  circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits.

         If the Fund were unable to liquidate a futures  contract or an option on a futures  contract  position due to the absence of a liquid market or the imposition of price limits,  it could incur substantial  losses.  The Fund would  continue to be subject to market  risk with  respect to the  position.  In  addition,  except in the case of purchased  options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to continue to maintain  the  position  being  hedged by the futures  contract or option or to continue to maintain cash or securities in a segregated account.

                  Risks of Futures  Contracts and Options  Thereon.  The spreads at a given time between  prices in the cash and futures  markets  (including  the options on futures  markets),  due to  differences in the natures of those  markets,  will  fluctuate  based on a number of factors.  For instance,  the liquidity of the futures market depends on  participants  entering  into  offsetting  transactions  rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery,  liquidity  in the futures  market  could be reduced,  thus producing price  distortion.  Due to the possibility of distortion,  a hedge may not be successful.  Although stock index futures contracts do not require physical  delivery,  under  extraordinary  market  conditions,  liquidity of such futures contracts also could be reduced.

         For additional  information on futures  contracts and options on futures and their risks, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Index  Futures.  The price of index futures may move  proportionately  more than or less than the price of the  securities  being  hedged.  If the price of the index  futures  moves  proportionately  less than the price of the  securities  that are the subject of the hedge,  the hedge will not be fully  effective.  Assuming the price of the securities being hedged has moved in an unfavorable  direction,  as anticipated when the hedge was put into  place,  the Fund would be in a better  position  than if it had not hedged at all,  but not as good as if the price  of the  index  futures  moved in full  proportion  to that of the  hedged  securities.  If the  price of the futures contract moves more than the price of the securities,  the Fund will experience  either a loss or a gain on the futures  contract that will not be completely  offset by movements in the price of the securities  that are the subject of the hedge.

         Where index futures are  purchased in an  anticipatory  hedge,  it is possible that the market may decline instead.  If the Fund then decides not to invest in the  securities  at that time because of concern as to possible further market decline or for other reasons,  it will realize a loss on the futures  contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         Foreign  Currency  Hedging  Strategies  -- Special  Considerations.  The Fund may use  options and futures contracts on foreign currencies,  as mentioned previously,  and forward currency contracts,  as described below, to attempt to hedge  against  movements in the values of the foreign  currencies  in which the Fund's  securities  are denominated  or, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for  investing in securities denominated  in foreign  currency).  Currency  hedges can protect  against  price  movements in a security that the
Fund owns or intends to  acquire  that are  attributable  to  changes in the value of the  currency  in which it is denominated.

         The  Fund  may  seek  to  hedge  against  price  movements  in a  particular  currency  by  entering  into transactions  using  Financial  Instruments on another  currency or a basket of currencies,  the value of which the
Sub-advisor  believes will have a high degree of positive  correlation  to the value of the currency  being hedged.
The risk that  movements in the price of the Financial  Instrument  will not correlate  perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

         The value of Financial  Instruments on foreign currencies depends on the value of the underlying  currency relative to the U.S.  dollar.  Because  foreign  currency  transactions  occurring  in the  interbank  market might involve  substantially  larger amounts than those  involved in the use of such  Financial  Instruments by the Fund, the Fund could be  disadvantaged by having to deal in the odd-lot market  (generally  consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no  systematic  reporting  of last sale  information  for foreign  currencies  or any  regulatory requirement  that  quotations  available  through  dealers or other  market  sources be firm or revised on a timely basis.  Quotation  information  generally is representative of very large  transactions in the interbank market and thus might not reflect odd-lot  transactions  where rates might be less favorable.  The interbank market in foreign currencies  is a global,  round-the-clock  market.  To the extent the U.S.  options or futures  markets  are closed while the markets for the  underlying  currencies  remain open,  significant  price and rate  movements  might take place in the underlying  markets that cannot be reflected in the markets for the Financial  Instruments  until they reopen.

         Settlement of hedging  transactions  involving  foreign  currencies might be required to take place within the country  issuing the  underlying  currency.  Thus, the Fund might be required to accept or make delivery of the underlying  foreign  currency in  accordance  with any U.S. or foreign  regulations  regarding the  maintenance  of foreign  banking  arrangements  by U.S.  residents  and  might be  required  to pay any  fees,  taxes  and  charges associated with such delivery assessed in the issuing country.

         Forward  Currency  Contracts  and Foreign  Currency  Deposits.  The Fund may enter into  forward  currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.

         If the Fund  uses  forward  currency  contracts  to hedge  against  a  decline  in the  value of  existing investments  denominated  in  foreign  currency,  such a hedge  would tend to offset  both  positive  and  negative currency  fluctuations,  but would not offset changes in security  values caused by other  factors.  The Fund could also hedge the  position by entering  into a forward  currency  contract to sell  another  currency (or a basket of currencies)  expected  to  perform  similarly  to the  currency  in  which  the  Fund's  existing  investments  are denominated.  This type of hedge could offer  advantages in terms of cost,  yield or efficiency,  but may not hedge currency  exposure as effectively as a simple hedge against U.S.  dollars.  This type of hedge may result in losses if the  currency  used to hedge does not  perform  similarly  to the  currency in which the hedged  securities  are denominated.

         The cost to the Fund of  engaging  in  forward  currency  contracts  will  vary with  factors  such as the currency  involved,  the length of the contract  period and the market  conditions then  prevailing.  When the Fund enters into a forward currency  contract,  it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the  contract.  Failure by the  counterparty  to do so would result in the loss of some or all of any expected benefit of the transaction.

         As is the case with futures  contracts,  purchasers  and sellers of forward  currency  contracts can enter into  offsetting  closing  transactions,  similar  to closing  transactions  on  futures  contracts,  by selling or purchasing,  respectively,  an  instrument  identical  to the  instrument  purchased  or  sold.  Secondary  markets generally do not exist for forward currency contracts,  with the result that closing transactions  generally can be made for forward  currency  contracts only by negotiating  directly with the  counterparty.  Thus,  there can be no assurance that the Fund will in fact be able to close out a forward  currency  contract at a favorable  price prior to maturity.  In addition,  in the event of insolvency of the  counterparty,  the Fund might be unable to close out a forward  currency  contract.  In either event,  the Fund would continue to be subject to market risk with respect to the  position,  and would  continue  to be required to  maintain a position  in  securities  denominated  in the foreign currency or to segregate cash or liquid assets.

         Forward currency  contracts may substantially  change a fund's investment  exposure to changes in currency exchange  rates and could  result in losses to the Fund if  currencies  do not perform as the adviser  anticipates.
There is no assurance that the  Sub-advisor's  use of forward  currency  contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

         The Fund may also purchase and sell foreign  currency and invest in foreign  currency  deposits.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

         Additional  information  about forward  currency  contracts and other foreign  currency  transactions  and their risks is  included in this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Combined  Positions.  The Fund may purchase and write options or futures in  combination  with each other, or in combination  with futures or forward currency  contracts,  to manage the risk and return  characteristics  of its  overall  position.  For  example,  the Fund may  purchase  a put  option  and write a call  option on the same underlying  instrument,  in order to  construct  a combined  position  whose risk and  return  characteristics  are similar to selling a futures  contract.  Another possible  combined position would involve writing a call option at one strike  price and  buying a call  option at a lower  price,  in order to reduce  the risk of the  written  call option in the event of a substantial  price increase.  Because combined options  positions involve multiple trades, they result in higher transaction costs.

         Turnover.  The Funds'  options  and futures  activities  may affect  their  turnover  rates and  brokerage commission  payments.  The  exercise  of calls or puts  written by the Fund,  and the sale or  purchase  of futures contracts,  may cause it to sell or purchase  related  investments,  thus  increasing its turnover  rate.  Once the
Fund has received an exercise notice on an option it has written,  it cannot effect a closing  transaction in order to  terminate  its  obligation  under the option  and must  deliver or receive  the  underlying  securities  at the exercise  price.  The  exercise  of puts  purchased  by the Fund may also  cause the sale of  related  investments, increasing  turnover.  Although such exercise is within the Fund's  control,  holding a protective  put might cause it to sell the related  investments  for reasons  that would not exist in the absence of the put. The Fund will pay a brokerage  commission  each time it buys or sells a put or call or  purchases or sells a futures  contract.  Such commissions may be higher than those that would apply to direct purchases or sales.

         Swaps,  Caps,  Floors and Collars.  The Fund is authorized to enter into swaps,  caps, floors and collars.
Additional  information  on swaps,  caps and  floors  is  included  in this SAI under  "Certain  Risk  Factors  and
Investment Methods."  A collar combines elements of buying a cap and selling a floor.

                  Investment   Policies  Which  May  be  Changed  Without  Shareholder   Approval.   The  following
limitations  are  applicable  to  the  ASAF  INVESCO   Technology  Fund.  These  limitations  are  not  fundamental restrictions, and can be changed without shareholder approval.

         1.       The Fund may not sell  securities  short  (unless  it owns or has the right to obtain  securities equivalent  in kind and amount to the  securities  sold short) or purchase  securities  on margin,  except that (i)
this policy does not prevent the Fund from entering into short positions in foreign  currency,  futures  contracts, options,  forward  contracts,  swaps,  caps,  floors,  collars and other financial  instruments,  (ii) the Fund may obtain such  short-term  credits as are necessary for the  clearance of  transactions,  and (iii) the Fund may make margin payments in connection with futures  contracts,  options,  forward contracts,  swaps, caps, floors,  collars and other financial instruments.

         2.       The Fund does not  currently  intend to purchase any  security if, as a result,  more than 15% of its net assets  would be invested in  securities  that are deemed to be illiquid  because they are subject to legal or  contractual  restrictions  on resale or because  they cannot be sold or disposed of in the  ordinary  course of business at approximately the prices at which they are valued.

         3.       The Fund may invest in securities  issued by other  investment  companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

ASAF INVESCO HEALTH SCIENCES FUND:

Investment  Objective:  The investment  objective of the Fund is to seek growth.  The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

Investment Policies:

         ADRs.  American Depository  Receipts,  or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign  corporations  that are held by the bank issuing the receipt.  An ADR entitles its holder to all  dividends  and  capital  gains on the  underlying  foreign  securities,  less any  fees  paid to the  bank.
Purchasing  ADRs gives the Fund the ability to purchase the  functional  equivalent of foreign  securities  without going  to the  foreign  securities  markets  to do so.  ADRs  are  bought  and sold in U.S.  dollars,  not  foreign currencies.  An ADR that is "sponsored" means that the foreign  corporation whose shares are represented by the ADR is  actively  involved  in the  issuance  of the  ADR,  and  generally  provides  material  information  about  the corporation to the U.S. market.  An "unsponsored"  ADR program means that the foreign  corporation whose shares are held by the bank is not obligated to disclose  material  information  in the United  States,  and,  therefore,  the market  value of the ADR may not  reflect  important  facts known only to the  foreign  company.  Since they mirror their underlying  foreign  securities,  ADRs generally have the same risks as investing  directly in the underlying foreign securities.

         Certificates  of Deposit in Foreign Banks and U.S.  Branches of Foreign Banks.  The Fund may maintain time deposits in and invest in U.S. dollar  denominated CDs issued by foreign banks and U.S.  branches of foreign banks.
The Fund limits  investments in foreign bank  obligations to U.S. dollar  denominated  obligations of foreign banks which have more than $10  billion  in assets,  have  branches  or  agencies  in the U.S.,  and meet other  criteria established by the Company's Directors.

         The Fund may also  invest in bankers'  acceptances,  time  deposits  and  certificates  of deposit of U.S.
branches of foreign banks and foreign  branches of U.S.  banks.  Investments  in  instruments  of U.S.  branches of foreign banks will be made only with branches that are subject to the same  regulations as U.S. banks.  Investments in instruments  issued by a foreign branch of a U.S. bank will be made only if the investment  risk associated with such  investment is the same as that involving an investment in  instruments  issued by the U.S.  parent,  with the
U.S.  parent  unconditionally  liable in the event that the foreign  branch fails to pay on the  investment for any reason.

         Commercial  Paper.  Commercial  paper is the term for  short-term  promissory  notes  issued  by  domestic corporations to meet current working capital needs.  Commercial paper may be unsecured by the corporation's  assets but may be backed by a letter of credit from a bank or other financial  institution.  The letter of credit enhances the paper's  creditworthiness.  The issuer is directly  responsible for payment but the bank  "guarantees"  that if the note is not paid at maturity by the issuer,  the bank will pay the  principal  and  interest to the buyer.  The
Sub-advisor  will consider the  creditworthiness  of the institution  issuing the letter of credit,  as well as the creditworthiness  of the issuer of the  commercial  paper,  when  purchasing  paper enhanced by a letter of credit.
Commercial paper is sold either as  interest-bearing  or on a discounted  basis,  with maturities not exceeding 270 days.

         Debt  Securities.  Debt  securities  include bonds,  notes and other  securities  that give the holder the right to  receive  fixed  amounts  of  principal,  interest,  or both on a date in the  future or on  demand.  Debt securities  also are often referred to as  fixed-income  securities,  even if the rate of interest  varies over the life of the security.

         Although  the Fund may invest in debt  securities  assigned  lower grade  ratings by S&P or  Moody's,  the
Fund's  investments  have  generally  been limited to debt  securities  rated B or higher by either S&P or Moody's.
Debt securities rated lower than B by either S&P or Moody's are usually  considered to be speculative.  At the time of purchase,  the Sub-advisor  will limit Fund  investments to debt securities  which the Sub-advisor  believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

         A significant  economic  downturn or increase in interest  rates may cause  issuers of debt  securities to experience  increased  financial  problems which could adversely affect their ability to pay principal and interest obligations,  to meet projected business goals, and to obtain additional financing.  These conditions more severely impact issuers of lower-rated  debt securities.  The market for lower-rated  straight debt securities may not be as liquid as the market for  higher-rated  straight debt  securities.  Therefore,  the  Sub-advisor  attempts to limit purchases of lower-rated securities to securities having an established secondary market.

         Although  bonds in the lowest  investment  grade debt category  (those rated BBB by S&P, Baa by Moody's or the  equivalent) are regarded as having adequate  capability to pay principal and interest,  they have  speculative characteristics.  Adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened capacity to make principal and interest  payments than is the case for  higher-rated  bonds.  Lower-rated  bonds by
Moody's  (categories  Ba, B or Caa) are of poorer quality and also have  speculative  characteristics.  Bonds rated
Caa may be in default or there may be present  elements of danger with respect to include  those that are regarded, on  balance,  as  predominantly  speculative  with  respect to the  issuer's  capacity  to pay  interest  and repay principal in accordance  with their terms;  BB indicates the lowest degree of speculation  and CCC a high degree of speculation.  While such bonds likely will have some quality and protective  characteristics,  these are outweighed by large  uncertainties or major risk exposures to adverse  conditions.  Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings.

         The Fund may invest in zero coupon bonds,  step-up  bonds,  mortgage-backed  securities  and  asset-backed securities.  Step-up  bonds  initially  make no (or low) cash  interest  payments but begin  paying  interest (or a higher rate of interest) at a fixed time after issuance of the bond.  The market values of step-up bonds  generally fluctuate  more in response to changes in interest  rates than  interest-paying  securities of comparable  term and quality.  The Fund may be required to distribute  income recognized on these bonds, even though no cash may be paid to the Fund until the  maturity or call date of a bond,  in order for the Fund to maintain its  qualification  as a regulated  investment  company.  These  required  distributions  could  reduce  the  amount of cash  available  for investment by the Fund.

         Additional  information about the debt securities,  mortgage-backed  securities,  asset-backed  securities and zero coupon bonds and their risks,  including the risks of  lower-rated  debt  securities,  is included in this
SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Domestic Bank  Obligations.  U.S. banks (including their foreign  branches) issue  certificates of deposit
(CDs) and  bankers'  acceptances  which may be  purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating  requirements.  CDs are issued against deposits in a commercial bank for a specified period and rate and are normally  negotiable.  Eurodollar CDs are certificates issued by a foreign  branch  (usually  London) of a U.S.  domestic  bank,  and, as such, the credit is deemed to be that of the domestic bank.  Bankers'  acceptances are short-term credit  instruments  evidencing the promise of the bank (by virtue of the bank's  "acceptance")  to pay at  maturity a draft  which has been drawn on it by a customer
(the "drawer").  Bankers'  acceptances are used to finance the import,  export,  transfer,  or storage of goods and reflect  the  obligation  of both the bank and the  drawer to pay the face  amount.  Both types of  securities  are subject to the ability of the issuing  bank to meet its  obligations,  and are subject to risks  common to all debt securities.  In addition,  banker's  acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

         Equity  and  Convertible  Debt  Securities.  The Fund may  invest  in common  and  preferred  stocks,  and securities  whose  values are tied to the price of  stocks,  such as rights and  warrants.  Additional  information about  these types of  securities  and their risks is included in the  Company's  Prospectus  under  "Certain  Risk
Factors and Investment Methods."

         The Fund also may purchase convertible  securities including  convertible debt obligations and convertible preferred stock. A convertible  security  entitles the holder to exchange it for a fixed number of shares of common stock (or other equity  security),  usually at a fixed price within a specified period of time.  Until  conversion, the owner of  convertible  securities  usually  receives the interest  paid on a  convertible  bond or the dividend preference of a preferred stock.

         A convertible  security has an "investment  value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion  feature.  Investment value changes are based upon prevailing  interest rates and other factors.  It also has a "conversion value," which is the market value the convertible  security would have if it were exchanged for the underlying  equity security.  Convertible  securities may be purchased at varying price levels above or below their investment values or conversion values.

         Conversion  value is a simple  mathematical  calculation  that  fluctuates  directly with the price of the underlying  security.  However,  if the conversion  value is substantially  below the investment  value, the market value of the  convertible  security is governed  principally by its investment  value.  If the conversion  value is near or above investment value, the market value of the convertible  security  generally will rise above investment value. In such cases,  the market value of the convertible  security may be higher than its conversion  value,  due to the combination of the  convertible  security's  right to interest (or dividend  preference) and the possibility of capital  appreciation  from the  conversion  feature.  However,  there is no  assurance  that any premium  above investment  value or conversion  value will be recovered  because  prices  change and, as a result,  the ability to achieve capital appreciation through conversion may be eliminated.

         Eurobonds  and  Yankee  Bonds.  The Fund may  invest in bonds  issued by foreign  branches  of U.S.  banks
("Eurobonds")  and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee  bonds").
These bonds are bought and sold in U.S.  dollars,  but  generally  carry with them the same risks as  investing  in foreign securities.

         Foreign  Securities.  Investments  in the  securities of foreign  companies,  or companies that have their principal business  activities  outside the United States,  involve certain risks not associated with investment in
U.S. companies.  Foreign securities involve certain risks not associated with investment in U.S.  companies,  which are described in more detail in this SAI and the Company's  Prospectus  under  "Certain Risk Factors and Investment
Methods."

         Foreign  currency  exchange  rates are  determined by supply and demand on the foreign  exchange  markets.
Foreign  exchange  markets are affected by the  international  balance of payments and other economic and financial conditions,  government  intervention,  speculation and other factors,  all of which are outside the control of the
Fund.  Generally,  the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

         Financial  Instruments/Derivatives.  The Sub-advisor may use various types of financial instruments,  some of which are  derivatives,  to attempt to manage the risk of the Fund's  investments or, in certain  circumstances, for investment (e.g., as a substitute for investing in securities).  These financial  instruments  include options, futures  contracts  (sometimes  referred to as  "futures"),  forward  contracts,  swaps,  caps,  floors and collars
(collectively,  "Financial  Instruments").  The policies in this section do not apply to other types of instruments sometimes  referred  to as  derivatives,  such  as  indexed  securities,  mortgage-backed  and  other  asset-backed securities, and stripped interest and principal of debt.

         Hedging  strategies can be broadly  categorized as "short" hedges and "long" or  "anticipatory"  hedges. A short hedge involves the use of a Financial  Instrument in order to partially or fully offset potential  variations in the value of one or more investments  held in the Fund's  portfolio.  A long or anticipatory  hedge involves the use of a Financial  Instrument in order to partially or fully offset  potential  increases in the acquisition  cost of one or more investments that the Fund intends to acquire.  In an anticipatory hedge  transaction,  the Fund does not already  own a  corresponding  security.  Rather,  it relates to a security  or type of security  that the Fund intends to acquire.  If the Fund does not  eliminate  the hedge by  purchasing  the  security as  anticipated,  the effect on the Fund's portfolio is the same as if a long position were entered into.

         Financial  Instruments may also be used, in certain  circumstances,  for investment (e.g., as a substitute for investing in  securities).  Financial  Instruments  on individual  securities  generally are used to attempt to hedge  against  price  movements  in one or more  particular  securities  positions  that the Fund  already owns or intends to acquire.  Financial  Instruments on indexes, in contrast,  generally are used to attempt to hedge all or a portion of a portfolio  against price  movements of the  securities  within a market sector in which the Fund has invested or expects to invest.

         The use of Financial  Instruments  is subject to applicable  regulations  of the  Securities  and Exchange
Commission  ("SEC"),  the  several  exchanges  upon  which  they are  traded,  and the  Commodity  Futures  Trading
Commission  ("CFTC").  In  addition,  the  Fund's  ability  to use  Financial  Instruments  will be  limited by tax considerations.

         In addition to the instruments and strategies  described  below,  the Sub-advisor may use other similar or related  techniques to the extent that they are consistent  with the Fund's  investment  objective and permitted by its investment limitations and applicable regulatory authorities.

         Options.  The Fund may engage in  certain  strategies  involving  options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

         The purchase of call options can serve as a hedge  against a price rise of the  underlier and the purchase of put options can serve as a hedge against a price decline of the  underlier.  Writing call options can serve as a limited short hedge  because  declines in the value of the hedged  investment  would be offset to the extent of the premium received for writing the option.

         Writing put options can serve as a limited long or  anticipatory  hedge because  increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         The value of an option  position  will  reflect,  among  other  things,  the current  market  value of the underlying  investment,  the time remaining until expiration,  the relationship of the exercise price to the market price of the  underlying  investment,  the price  volatility of the  underlying  investment  and general market and interest rate conditions. Options that expire unexercised have no value.

         The Fund may  effectively  terminate  its right or  obligation  under an option by entering into a closing transaction.  For example,  the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical  call or put option,  which is known as a closing  purchase  transaction.  Conversely,  the
Fund may  terminate  a position  in a put or call  option it had  purchased  by writing  an  identical  put or call option,  which is known as a closing sale transaction.  Closing  transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         Options on Indices.  The risks of  purchasing  and selling  options on indexes may be greater than options on  securities.  Because  index  options  are  settled in cash,  when the Fund  writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying  securities.  The Fund can offset some of the risk of writing a call index  option by  holding a  diversified  portfolio  of  securities  similar to those on which  the  underlying  index is based.  However,  the Fund  cannot,  as a  practical  matter,  acquire  and hold a portfolio  containing  exactly the same  securities  as underlie the index and, as a result,  bears a risk that the value of the securities held will vary from the value of the index.

         OTC Options.  Unlike  exchange-traded  options,  which are  standardized  with  respect to the  underlying instrument,  expiration  date,  contract  size, and strike price,  the terms of OTC options  (options not traded on exchanges)  generally are established through  negotiation with the other party to the option contract.  While this type of  arrangement  allows the Fund great  flexibility to tailor the option to its needs,  OTC options  generally involve  greater risk than  exchange-traded  options,  which are  guaranteed  by the clearing  organization  of the exchange where they are traded.

         Additional  information  about  options  transactions  and  their  risks is  included  in this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts  and Options on Futures  Contracts.  The purchase of futures or call options on futures can serve as a long or an  anticipatory  hedge,  and the sale of futures or the  purchase of put options on futures can serve as a short hedge.  Writing call options on futures contracts can serve as a limited short hedge,  using a strategy  similar to that used for writing call options on  securities or indexes.  Similarly,  writing put options on futures contracts can serve as a limited long or anticipatory hedge.

         In  addition,  futures  strategies  can be used  to  manage  the  "duration"  (a  measure  of  anticipated sensitivity  to changes in  interest  rates,  which is  sometimes  related to the  weighted  average  maturity of a portfolio) and associated  interest rate risk of the Fund's  fixed-income  portfolio.  If the Sub-Advisor wishes to shorten the duration of the Fund's  fixed-income  portfolio (i.e.,  reduce anticipated  sensitivity),  the Fund may sell an  appropriate  debt  futures  contract or a call option  thereon,  or purchase a put option on that  futures contract.  If the Sub-advisor wishes to lengthen the duration of the Fund's fixed-income  portfolio (i.e., increase anticipated  sensitivity),  the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

         At the  inception of a futures  contract,  the Fund is required to deposit  "initial  margin" in an amount generally  equal to 10% or less of the contract  value.  Initial  margin must also be deposited when writing a call or put option on a futures contract,  in accordance with applicable exchange rules.  Subsequent  "variation margin"
payments  are made to and from the  futures  broker  daily as the value of the futures or written  option  position varies,  a process  known as  "marking-to-market."  Unlike  margin in securities  transactions,  initial  margin on futures  contracts and written  options on futures  contracts does not represent a borrowing on margin,  but rather is in the nature of a performance  bond or good-faith  deposit that is returned to the Fund at the  termination  of the transaction if all contractual  obligations have been satisfied.  Under certain circumstances,  such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits.

         If the Fund were unable to liquidate a futures  contract or an option on a futures  contract  position due to the absence of a liquid market or the imposition of price limits,  it could incur substantial  losses.  The Fund would  continue to be subject to market  risk with  respect to the  position.  In  addition,  except in the case of purchased  options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to continue to maintain  the  position  being  hedged by the futures  contract or option or to continue to maintain cash or securities in a segregated account.

         Index  Futures.  For additional  information on futures  contracts and options on futures and their risks, see this SAI and the Company's  Prospectus  under "Certain Risk Factors and  Investment  Methods." The price of the index futures may move  proportionately  more than or less than the price of the  securities  being hedged.  If the price of the index  futures moves  proportionately  less than the price of the  securities  that are the subject of the hedge,  the hedge will not be fully  effective.  Assuming the price of the securities being hedged has moved in an  unfavorable  direction,  as  anticipated  when the  hedge  was put into  place,  the Fund  would be in a better position  than if it had not  hedged at all,  but not as good as if the price of the  index  futures  moved in full proportion to that of the hedged  securities.  However,  if the price of the securities being hedged has moved in a favorable direction,  this advantage will be partially offset by movement of the price of the futures contract.  If the price of the futures  contract moves more than the price of the securities,  the Fund will experience  either a loss or a gain on the  futures  contract  that  will not be  completely  offset  by  movements  in the price of the securities that are the subject of the hedge.

         Where index futures are  purchased in an  anticipatory  hedge,  it is possible that the market may decline instead.  If the Fund then decides not to invest in the  securities  at that time because of concern as to possible further market decline or for other reasons,  it will realize a loss on the futures  contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         Foreign  Currency  Hedging  Strategies--Special  Considerations.  The Fund  may use  options  and  futures contracts on foreign currencies,  as mentioned previously,  and forward currency contracts,  as described below, to attempt to hedge  against  movements in the values of the foreign  currencies  in which the Fund's  securities  are denominated  or, in certain  circumstances,  for  investment  (e.g.,  as a substitute  for  investing in securities denominated in foreign  currency).  Currency hedges can protect against price movements in a security that the Fund owns or  intends  to  acquire  that  are  attributable  to  changes  in the  value of the  currency  in which it is denominated.

         The Fund might seek to hedge  against  changes in the value of a  particular  currency  when no  Financial
Instruments  on that currency are available or such  Financial  Instruments  are more  expensive than certain other
Financial  Instruments.  In such cases,  the Fund may seek to hedge  against  price  movements in that  currency by entering into  transactions  using Financial  Instruments on another currency or a basket of currencies,  the value of which the  Sub-advisor  believes  will have a high degree of positive  correlation  to the value of the currency being hedged.  The risk that movements in the price of the Financial  Instrument will not correlate  perfectly with movements in the price of the currency  subject to the hedging  transaction  may be increased when this strategy is used.

         The value of Financial  Instruments on foreign currencies depends on the value of the underlying  currency relative to the U.S.  dollar.  Because  foreign  currency  transactions  occurring  in the  interbank  market might involve substantially larger amounts than those involved in the use of such Financial  Instruments,  the Fund could be  disadvantaged  by having to deal in the odd-lot market  (generally  consisting of  transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no  systematic  reporting  of last sale  information  for foreign  currencies  or any  regulatory requirement  that  quotations  available  through  dealers or other  market  sources be firm or revised on a timely basis.  Quotation  information  generally is representative of very large  transactions in the interbank market and thus might not reflect odd-lot  transactions  where rates might be less favorable.  The interbank market in foreign currencies  is a global,  round-the-clock  market.  To the extent the U.S.  options or futures  markets  are closed while the markets for the  underlying  currencies  remain open,  significant  price and rate  movements  might take place in the underlying  markets that cannot be reflected in the markets for the Financial  Instruments  until they reopen.

         Settlement of hedging  transactions  involving  foreign  currencies might be required to take place within the country  issuing the  underlying  currency.  Thus, the Fund might be required to accept or make delivery of the underlying  foreign  currency in  accordance  with any U.S. or foreign  regulations  regarding the  maintenance  of foreign  banking  arrangements  by U.S.  residents  and  might be  required  to pay any  fees,  taxes  and  charges associated with such delivery assessed in the issuing country.

         Forward  Currency  Contracts  and Foreign  Currency  Deposits.  The Fund may enter into  forward  currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.

         The Fund may also use  forward  currency  contracts  to hedge  against a decline in the value of  existing investments  denominated  in  foreign  currency.  Such a hedge  would tend to offset  both  positive  and  negative currency  fluctuations,  but would not offset changes in security  values caused by other  factors.  The Fund could also hedge the position by entering into a forward currency  contract to sell another currency  expected to perform similarly  to the  currency in which the Fund's  existing  investments  are  denominated.  This type of hedge could offer  advantages in terms of cost,  yield or efficiency,  but may not hedge currency  exposure as effectively as a simple hedge against U.S.  dollars.  This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Fund may also use forward  currency  contracts in one currency or a basket of currencies to attempt to hedge  against  fluctuations  in the value of securities  denominated  in a different  currency if the  Sub-advisor anticipates that there will be a positive correlation between the two currencies.

         The cost to the Fund of engaging in forward  currency  contracts  varies with factors such as the currency involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward currency contracts  are usually  entered into on a principal  basis,  no fees or  commissions  are  involved.  When the Fund enters into a forward currency  contract,  it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the  contract.  Failure by the  counterparty  to do so would result in the loss of some or all of any expected benefit of the transaction.

         As is the case with futures  contracts,  purchasers  and sellers of forward  currency  contracts can enter into  offsetting  closing  transactions,  similar  to closing  transactions  on  futures  contracts,  by selling or purchasing,  respectively,  an  instrument  identical  to the  instrument  purchased  or  sold.  Secondary  markets generally do not exist for forward currency contracts,  with the result that closing transactions  generally can be made for forward  currency  contracts only by negotiating  directly with the  counterparty.  Thus,  there can be no assurance that the Fund will in fact be able to close out a forward  currency  contract at a favorable  price prior to maturity. In addition,  in the event of insolvency of the counterparty,  the Fund might be unable to close out a forward  currency  contract.  In either event, the Fund would continue to be subject to market risk with respect to the position,  and would  continue to be required to maintain a position in securities  denominated  in the foreign currency or to segregate cash or liquid assets.

         Forward  currency  contracts  may  substantially  change  the  Fund's  investment  exposure  to changes in currency  exchange  rates and could result in losses to the Fund if  currencies  do not perform as the  Sub-advisor anticipates.  There is no assurance that the Sub-advisor's  use of forward currency  contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

         The Fund may also purchase and sell foreign  currency and invest in foreign  currency  deposits.  Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

         Additional  information  about forward  currency  contracts and other foreign  currency  transactions  and their risks is  included in this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Combined  Positions.  The Fund may purchase and write options or futures in  combination  with each other, or in combination  with futures or forward currency  contracts,  to manage the risk and return  characteristics  of its  overall  position.  For  example,  the Fund may  purchase  a put  option  and write a call  option on the same underlying  instrument,  in order to  construct  a combined  position  whose risk and  return  characteristics  are similar to selling a futures  contract.  Another possible  combined position would involve writing a call option at one strike  price and  buying a call  option at a lower  price,  in order to reduce  the risk of the  written  call option in the event of a substantial  price increase.  Because combined options  positions involve multiple trades, they result in higher transaction costs.

         Turnover.  The Fund's  options  and futures  activities  may affect  their  turnover  rates and  brokerage commission  payments.  The  exercise  of calls or puts  written by the Fund,  and the sale or  purchase  of futures contracts,  may cause it to sell or purchase related investments,  thus increasing its turnover rate. Once the Fund has received an exercise  notice on an option it has written,  it cannot effect a closing  transaction  in order to terminate its  obligation  under the option and must deliver or receive the  underlying  securities at the exercise price.  The  exercise  of puts  purchased  by the Fund may also cause the sale of related  investments,  increasing turnover.  Although such  exercise is within the Fund's  control,  holding a protective  put might cause it to sell the related  investments  for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission  each time it buys or sells a put or call or purchases  or sells a futures  contract.  Such  commissions may be higher than those that would apply to direct purchases or sales.

         Swaps,  Caps,  Floors and Collars.  The Fund is authorized to enter into swaps,  caps, floors and collars.
Additional  information  about forward currency  contracts and other foreign currency  transactions and their risks is included in this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment  Methods." A collar combines elements of buying a cap and selling a floor.

         Investment  Company  Securities.  The Fund may invest in securities  issued by other investment  companies that  invest in  short-term  debt  securities  and seek to  maintain a net asset  value of $1.00 per share  ("money market funds").  The Fund also may invest in Standard & Poor's  Depository  Receipts  ("SPDRs") and shares of other investment  companies.  SPDRs are investment  companies whose  portfolios  mirror the  compositions of specific S&P indices,  such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock  Exchange.  SPDR holders such as the Fund are paid a "Dividend  Equivalent  Amount" that corresponds to the amount of cash dividends  accruing to the securities  held by the SPDR Trust,  net of certain fees and expenses.  The Investment  Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment  companies,  such as the SPDR Trust.
These  limitations  include,  among others,  that,  subject to certain  exceptions,  no more than 10% of the Fund's total assets may be invested in securities of other investment  companies,  no more than 5% of its total assets may be  invested  in the  securities  of any one  investment  company,  and the Fund  may not own  more  than 3% of the outstanding shares of any investment company.

         Additional  information  on  investing  in other  investment  companies  and its risks is  included in the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         REITS -- Real Estate  Investment  Trusts are  investment  trusts that invest  primarily in real estate and securities  of  businesses  connected  to the real estate  industry.  A REIT is a managed  portfolio of real estate investments.  Certain  REITs holds  equity  positions in real estate and provides  their  shareholders  with income from the leasing of its  properties  and capital  gains from any sales of  properties.  Other REITs  specialize  in lending  money to developers of properties  and pass any interest  income earned to their  shareholders.  REITs are dependent upon management  skills of their  operators.  REITs generally are not  diversified,  and are,  therefore, subject to the risk of  financing a few  projects or an  unlimited  number of  projects.  They are also  subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

         Securities  Lending.  The Fund may lend its  portfolio  securities.  The  advantage  of lending  portfolio securities  is that the Fund  continues  to have the benefits  (and risks) of  ownership of the loaned  securities, while at the same time  receiving  interest  from the  borrower  of the  securities.  The  primary  risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

         Sovereign Debt. In certain  emerging  countries,  the central  government and its agencies are the largest debtors to local and foreign banks and others.  Sovereign debt involves the risk that the  government,  as a result of  political  considerations  or cash flow  difficulties,  may fail to make  scheduled  payments  of  interest  or principal and may require holders to participate in  rescheduling of payments or even to make additional  loans. If an emerging  country  government  defaults on its sovereign debt,  there is likely to be no legal  proceeding under which the debt may be ordered  repaid,  in whole or in part.  The  ability or  willingness  of a foreign  sovereign debtor to make payments of principal and interest in a timely  manner may be  influenced  by, among other  factors, its cash flow, the magnitude of its foreign  reserves,  the  availability of foreign  exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current  relationship  with the  International
Monetary Fund and its then current political  constraints.  Some of the emerging countries issuing such instruments have  experienced  high rates of inflation in recent years and have extensive  internal debt.  Among other effects, high inflation and internal debt service  requirements  may adversely  affect the cost and  availability  of future domestic  sovereign  borrowing to finance  government  programs,  and may have other adverse social,  political and economic  consequences,  including effects on the willingness of such countries to service their sovereign debt. An emerging  country  government's  willingness  and ability to make timely  payments on its  sovereign  debt also are likely to be heavily  affected by the  country's  balance of trade and its access to trade and other  international credits.  If a country's  exports are concentrated in a few commodities,  such country would be more  significantly exposed to a decline in the  international  prices of one or more of such  commodities.  A rise in protectionism on the part of its trading  partners,  or  unwillingness  by such partners to make payment for goods in hard currency, could also adversely  affect the country's  ability to export its products and repay its debts.  Sovereign  debtors may also be dependent on expected  receipts from such  agencies and others abroad to reduce  principal and interest arrearages on their debt.  However,  failure by the sovereign debtor or other entity to implement  economic reforms negotiated with multilateral  agencies or others, to achieve specified levels of economic  performance,  or to make other debt  payments  when due, may cause third  parties to terminate  their  commitments  to provide  funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

         The Fund may invest in debt  securities  issued under the "Brady Plan" in connection  with  restructurings in emerging country debt markets or earlier loans.  These  securities,  often referred to as "Brady Bonds," are, in some cases,  denominated  in U.S.  dollars and  collateralized  as to principal by U.S.  Treasury zero coupon bonds having the same maturity.  At least one year's interest  payments,  on a rolling basis, are  collateralized by cash or other  investments.  Brady Bonds are actively traded on an  over-the-counter  basis in the secondary  market for emerging country debt securities. Brady Bonds are lower-rated bonds and are highly volatile.

         U.S.  Government  Securities.  The Fund may,  from time to time,  purchase debt  securities  issued by the
U.S. government.  These securities include Treasury bills, notes, and bonds.  Treasury bills have a maturity of one year or less,  Treasury  notes  generally have a maturity of one to ten years,  and Treasury  bonds  generally have maturities of more than ten years.

         U.S.   government  debt  securities  also  include   securities   issued  or  guaranteed  by  agencies  or
instrumentalities  of the U.S.  government.  Some obligations of U.S.  government  agencies,  which are established
under  the  authority  of  an  act  of  Congress,   such  as  Government  National  Mortgage  Association  ("GNMA")
Participation  Certificates,  are supported by the full faith and credit of the U.S.  Treasury.  GNMA  Certificates are  mortgage-backed  securities  representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage  bankers,  commercial banks and savings and loan associations -- are either insured by the
Federal Housing  Administration or guaranteed by the Veterans  Administration.  A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities  dealers.  Once approved by GNMA,  the timely  payment of interest and  principal on each  mortgage is  guaranteed by GNMA and backed by the full faith and credit of the U.S.  government.  The  market  value of GNMA  Certificates  is not  guaranteed.  GNMA
Certificates  are different from bonds because  principal is paid back monthly by the borrower over the term of the loan rather than  returned in a lump sum at  maturity,  as is the case with a bond.  GNMA  Certificates  are called
"pass-through"  securities because both interest and principal payments (including  prepayments) are passed through to the holder of the GNMA Certificate.

         Other United States  government debt  securities,  such as securities of the Federal Home Loan Banks,  are supported  by the right of the issuer to borrow from the  Treasury.  Others,  such as bonds issued by Fannie Mae, a federally  chartered  private  corporation,  are supported  only by the credit of the  corporation.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally  to the agency  issuing  or  guaranteeing  the  obligation  in the event the  agency or  instrumentality  does not meet its commitments.  The Fund will invest in securities of such  instrumentalities  only when the Sub-advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

         When-Issued/Delayed  Delivery.  The Fund  normally  buys and sells  securities  on an ordinary  settlement basis.  That means that the buy or sell order is sent,  and the Fund actually  takes  delivery or gives up physical possession of the security on the  "settlement  date," which is three business days later.  However,  the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

         When-issued or delayed delivery  transactions  occur when securities are purchased or sold by the Fund and payment and delivery take place at an  agreed-upon  time in the future.  The Fund may engage in this practice in an effort to secure an  advantageous  price and yield.  However,  the yield on a comparable  security  available  when delivery  actually  takes  place may vary from the yield on the  security  at the time the  when-issued  or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery  transactions,  it relies on the seller or buyer to  consummate  the sale at the future  date.  If the seller or buyer fails to act as promised,  that failure may result in the Fund missing the opportunity of obtaining a price or yield  considered to be  advantageous.  No payment or delivery is made by the Fund until it receives  delivery or payment from the other party to the  transaction.  However,  fluctuation  in the value of the security from the time of  commitment  until delivery could adversely affect the Fund.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will:

         1.       Not sell  securities  short (unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities  sold short) or purchase  securities on margin,  except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency,  futures contracts,  options,  forward contracts,  swaps, caps, floors, collars and other financial instruments,  (ii) the Fund may obtain such short-term credits as are  necessary  for the  clearance  of  transactions,  and (iii) the Fund may make  margin  payments  in connection with futures contracts,  options,  forward contracts,  swaps, caps, floors,  collars and other financial instruments.

         2.       Borrow money only from a bank or from an open-end  management  investment  company managed by the
Sub-advisor  or an affiliate or a successor  thereof for  temporary or emergency  purposes  (not for  leveraging or investing) or by engaging in reverse repurchase  agreements with any party (reverse  repurchase  agreements will be treated as borrowings for purposes of the Fund's fundamental limitation on borrowings.

         3.       Purchase  any  security  if, as a result,  more than 15% of its net assets  would be  invested in securities that are deemed to be illiquid  because they are subject to legal or contractual  restrictions on resale or because they cannot be sold or disposed of in the  ordinary  course of business at  approximately  the prices at which they are valued.

         4.       Invest  in  securities  issued  by  other  investment  companies  only to the  extent  that  such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

ASAF RYDEX MANAGED OTC FUND:

Investment  Objective:  The investment  objective of the Fund is to provide investment results that correspond to a benchmark for  securities  that are traded in the  over-the-counter  market.  The Fund's  current  benchmark is the
NASDAQ 100 Index.

Investment Policies:

         Borrowing.  The Fund may borrow money to  facilitate  management  of the Fund's  portfolio by enabling the
Fund to meet  redemption  requests  when  the  liquidation  of  portfolio  instruments  would  be  inconvenient  or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

         As required by the 1940 Act, the Fund must maintain  continuous  asset coverage  (total assets,  including assets acquired with borrowed funds,  less  liabilities  exclusive of borrowings) of 300% of all amounts  borrowed.
Maintenance  of  this  percentage  limitation  may  result  in the  sale of  portfolio  securities  at a time  when investment considerations otherwise indicate that it would be disadvantageous to do so.

         The Fund is authorized to pledge portfolio  securities as the Sub-advisor  deems appropriate in connection with any  borrowings.  Additional  information  about  borrowing  is included  in the  Company's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Other  Investment  Companies.  The Fund may invest in other  investment  companies to the extent permitted by the 1940 Act and rules and  regulations  thereunder,  and, if applicable,  exemptive  orders granted by the SEC.
If a Fund invests in, and, thus, is a shareholder of, another  investment  company,  the Fund's  shareholders  will indirectly  bear the Fund's  proportionate  share of the fees and expenses paid by such other  investment  company, including  advisory  fees,  in  addition to both the  management  fees  payable  directly by the Fund to the Fund's
Investment  Manager  and the other  expenses  that the Fund  bears  directly  in  connection  with the  Fund's  own operations.

         Lending of Portfolio  Securities.  Subject to the investment  restrictions  set forth below,  the Fund may lend portfolio  securities to brokers,  dealers, and financial  institutions,  provided that cash equal to at least
100% of the market value of the  securities  loaned is deposited  by the borrower  with the Fund and is  maintained each  business  day in a  segregated  account  pursuant  to  applicable  regulations.  Loans  would be  subject  to termination  by the  borrower  on one  day's  notice.  Borrowed  securities  must  be  returned  when  the  loan is terminated.  Any gain or loss in the market price of the borrowed  securities  which occurs  during the term of the loan  inures  to  the  Fund  and  the  Fund's  shareholders.  The  Fund  may  pay  reasonable  finders,  borrowers, administrative,  and custodial fees in connection with a loan. For additional  discussion about this practice,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options  Transactions.  The Fund may engage in options  transactions  as set forth below. A description of and additional  information on these instruments and their risks are included in this SAI and Company's  Prospectus under  "Certain  Risk  Factors and  Investment  Methods."  Certain  other  information  risks  pertaining  to these investment strategies are described in the sections that follow.

                   Options  on  Securities.  The Fund  may buy  call  options  and  write  (sell)  put  options  on securities for the purpose of realizing the Fund's investment objective.

                   Options on  Security  Indices.  The Fund may  purchase  call  options  and write put  options on stock indices listed on national  securities  exchanges or traded in the  over-the-counter  market as an investment vehicle for the purpose of realizing the Fund's investment objective.

         When the Fund  writes an option on an index,  the Fund will be required  to deposit  and  maintain  with a custodian  cash or  liquid  securities  equal in  value to the  aggregate  exercise  price of a put or call  option pursuant to the  requirements  and the rules of the applicable  exchange.  If, at the close of business on any day, the market  value of the  deposited  securities  falls below the  contract  price,  the Fund will  deposit with the custodian cash or liquid securities equal in value to the deficiency.

         Stock  Index  Futures  Contracts.  The Fund may buy and sell stock  index  futures  contracts  and related options (with respect to any stock index) that are traded on a recognized  stock  exchange or board of trade.  When the Fund  purchases or sells a stock index  futures  contract,  or sells an option  thereon,  the Fund "covers" its position.  To cover its position,  the Fund may maintain with its custodian bank (and  marked-to-market  on a daily basis), a segregated  account  consisting of cash or other liquid assets that, when added to any amounts  deposited with a futures  commission  merchant as initial margin,  are equal to the market value of the futures contract.  If the Fund engages in the described  securities  trading  practices and properly  segregates  assets,  the segregated account  will  function as a  practical  limit on the amount of leverage  which the Fund may  undertake  and on the potential  increase in the speculative  character of the Fund's  outstanding  portfolio  securities.  Additionally, such segregated  accounts will generally  assure the  availability of adequate funds to meet the obligations of the
Fund arising from such investment activities.

         The Fund may  cover its long  position  in a  futures  contract  by  purchasing  a put  option on the same futures  contract  with a strike  price (i.e.,  an exercise  price) as high or higher than the price of the futures contract.  In the alternative,  if the strike price of the put is less than the price of the futures contract,  the
Fund will  maintain in a segregated  account cash or other liquid assets equal in value to the  difference  between the strike  price of the put and the price of the futures  contract.  The Fund may also cover its long  position in a futures  contract by taking a short position in the  instruments  underlying the futures  contract,  or by taking positions  in  instruments  with  prices  which are  expected  to move  relatively  consistently  with the  futures contract.  A Fund may "cover" a short  position  in a futures  contract by owning the  instruments  underlying  the contract  (or, in the case of an index  futures  contract,  a portfolio the value of which is expected to fluctuate in a substantially  similar manner to the index on which the futures contract is based),  or by taking positions in instruments  with prices which are expected to move relatively  consistently  with the futures  contract.  The Fund may also cover its short  position in a futures  contract by holding a call option  permitting the Fund to purchase the same futures  contract at a price no higher than the price of the contract  written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         The Fund may  cover  its sale of a call  option on a futures  contract  by taking a long  position  in the underlying  futures  contract  at a price  less  than or equal to the  strike  price  of the  call  option.  In the alternative,  if the long position in the underlying  futures  contracts is established at a price greater than the strike  price of the written  (sold)  call,  the Fund will  maintain in a  segregated  account cash or other liquid assets  equal in  value to the  difference  between  the  strike  price  of the call and the  price of the  futures contract.  The Fund may also cover its sale of a call option by taking  positions in instruments  with prices which are expected to move  relatively  consistently  with the call  option.  The Fund may cover its sale of a put option on a futures  contract by taking a short  position in the  underlying  futures  contract at a price greater than or equal to the strike  price of the put option,  or, if the short  position  in the  underlying  futures  contract is established  at a price less than the strike  price of the written  put,  the Fund will  maintain  in a  segregated account cash or other liquid  assets equal in value to the  difference  between the strike price of the put and the price  of the  futures  contract.  The Fund  may  also  cover  its sale of a put  option  by  taking  positions  in instruments  with  prices  which are  expected to move  relatively  consistently  with the put  option.  Additional information  on Futures and their risks is included in this SAI and the Company's  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         Portfolio  Turnover.  The Fund's  portfolio  turnover  rate to a great extent will depend on the purchase, redemption,  and exchange  activity of the Fund, it is very  difficult to estimate what the Fund's actual  turnover rate will be in the future.  However,  the Sub-advisor  anticipates that the portfolio turnover may equal or exceed
100%. For an additional  discussion of portfolio  turnover,  see this SAI under  "Portfolio  Transactions"  and the
Company's Prospectus under "Portfolio Turnover."

         Short Sales  Against the Box. The Fund may engage in short sales  "against  the box".  The Fund may make a short  sale when the Fund  wants to sell the  security  the Fund owns at a current  attractive  price,  in order to hedge or limit the exposure of the Fund's position.  For further  information about this practice,  please refer to the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Tracking  Error.  Although the Fund does not expect that the returns  over a year will  deviate  adversely from its benchmark by more than ten percent,  several  factors may affect its ability to achieve this  correlation.
Among these are: (1) Fund expenses,  including brokerage (which may be increased by high portfolio  turnover);  (2)
less than all of the  securities  in the  benchmark  being  held by the Fund and  securities  not  included  in the benchmark being held by the Fund; (3) an imperfect  correlation  between the performance of instruments held by the
Fund, such as futures contracts and options,  and the performance of the underlying  securities in the cash market;
(4) bid-ask spreads (the effect of which may be increased by portfolio  turnover);  (5) the Fund holds  instruments traded in a market that has become  illiquid  or  disrupted;  (6) Fund share  prices  being  rounded to the nearest cent;  (7) changes to the  benchmark  index that are not  disseminated  in advance;  or (8) the need to conform the
Fund's  portfolio  holdings  to  comply  with  investment  restrictions  or  policies  or  regulatory  or  tax  law requirements.

         U.S.  Government  Securities.  The Fund may invest in U.S.  Government  Securities.  Securities  issued or guaranteed by the U.S.  Government or its agencies or  instrumentalities  include U.S. Treasury  securities,  which are  backed by the full  faith and credit of the U.S.  Treasury  and which  differ  only in their  interest  rates, maturities,  and  times of  issuance.  U.S.  Treasury  bills  have  initial  maturities  of one year or less;  U.S.
Treasury  notes have  initial  maturities  of one to ten years;  and U.S.  Treasury  bonds  generally  have initial maturities  of greater than ten years.  Certain U.S.  Government  Securities  are issued or  guaranteed by agencies or  instrumentalities  of the U.S.  Government  including,  but not limited to, Fannie Mae, the Government National
Mortgage Association, the Small Business Administration,  the Federal Farm Credit Administration,  the Federal Home
Loan Banks,  Banks for  Cooperatives  (including the Central Bank for  Cooperatives),  the Federal Land Banks,  the
Federal  Intermediate  Credit Banks, the Tennessee Valley Authority,  the Export-Import  Bank of the United States,
the Commodity  Credit  Corporation,  the Federal  Financing Bank, the Student Loan Marketing  Association,  and the
National Credit Union Administration.

         Some obligations issued or guaranteed by U.S. Government agencies and  instrumentalities,  including,  for example,  Government National Mortgage Association pass-through  certificates,  are supported by the full faith and credit of the U.S.  Treasury.  Other  obligations  issued  by or  guaranteed  by  Federal  agencies,  such as those securities  issued by Fannie Mae, are supported by the discretionary  authority of the U.S.  Government to purchase certain  obligations of the Federal agency,  while other  obligations  issued by or guaranteed by Federal agencies, such as those of the Federal  Home Loan  Banks,  are  supported  by the right of the issuer to borrow from the U.S.
Treasury.  While  the  U.S.  Government  provides  financial  support  to such  U.S.  Government-sponsored  Federal agencies,  no assurance can be given that the U.S.  Government  will always do so,  because the U.S.  Government is not so obligated by law. U.S.  Treasury notes and bonds typically pay coupon interest  semi-annually  and repay the principal at maturity.

         When-Issued  and  Delayed-Delivery  Securities.  The Fund may  purchase  securities  on a  when-issued  or delayed-delivery  basis (i.e.,  delivery and payment can take place  between a month and 120 days after the date of the  transaction).  At the  time  the Fund  makes  the  commitment  to  purchase  securities  on a  when-issued  or delayed-delivery  basis,  the Fund will record the transaction  and thereafter  reflect the value of the securities each day in  determining  the Fund's net asset value.  The Fund will not purchase  securities on a  when-issued  or delayed-delivery  basis if, as a result,  more than 15% of the Fund's net assets would be so invested.  At the time of delivery of the securities,  the value of the securities may be more or less than the purchase  price.  The Fund will also  establish a segregated  account with the Fund's  custodian  bank in which the Fund will maintain cash or liquid  securities  equal to or greater  in value than the Fund's  purchase  commitments  for such  when-issued  or delayed-delivery  securities.  The  Sub-advisor  does not believe that the Fund's net asset value or income will be adversely  affected by the Fund's  purchase of securities  on a when-issued  or  delayed-delivery  basis.  For more information  about  when-issued  securities,  please see this SAI and the Company's  Prospectus under "Certain Risk
Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.  Invest in warrants.

         2.  Invest in real estate limited partnerships.

         3.  Invest in mineral leases.

         4.  Pledge,  mortgage,  or  hypothecate  the  Fund's  assets,  except to the  extent  necessary  to secure permitted  borrowings  and to the extent  related to the  deposit  of assets in escrow in  connection  with (i) the
writing  of  covered  put  and  call  options,   (ii)  the  purchase  of  securities  on  a  forward-commitment  or delayed-delivery  basis,  and (iii)  collateral  and  initial or  variation  margin  arrangements  with  respect to currency  transactions,  options,  futures contracts,  including those relating to indices,  and options on futures contracts or indices.

         5. Make short sales of portfolio  securities  or purchase any portfolio  securities on margin,  except for such  short-term  credits as are necessary for the  clearance of  transactions.  The deposit or payment by the Fund of initial or  variation  margin in  connection  with futures or options  transactions  is not  considered  to be a securities  purchase  on margin.  The Fund may engage in short  sales if, at the time of the short  sale,  the Fund owns or has the right to  acquire  an equal  amount of the  security  being sold at no  additional  cost  ("selling against the box").

ASAF ALLIANCE GROWTH FUND:

Investment  Objective:  The Fund's  investment  objective  is to seek  long-term  growth of  capital  by  investing predominantly in the equity  securities  (common stocks,  securities  convertible into common stocks and rights and warrants  to  subscribe  for or  purchase  common  stocks)  of a  limited  number  of  large,  carefully  selected, high-quality  U.S.  companies  that,  in the  judgment of the Fund's  Sub-advisor,  are likely to achieve  superior earnings growth.

Investment Policies:

         The  Sub-advisor's  research staff generally  follows a primary  research  universe of  approximately  500 companies  that  are  considered  by the  Sub-advisor  to have  strong  management,  superior  industry  positions, excellent  balance  sheets  and  the  ability  to  demonstrate  superior  earnings  growth.  As one of the  largest multi-national  investment  firms,  the Sub-advisor has access to  considerable  information  concerning all of the companies  followed,  an  in-depth  understanding  of the  products,  services,  markets and  competition  of these companies and a good knowledge of the managements of most of the companies in its research universe.

         The  Sub-advisor's  analysts  prepare their own earnings  estimates and financial  models for each company followed.  While each analyst has responsibility  for following  companies in one or more identified sectors and/or industries,  the lateral structure of the Sub-advisor's  research organization and constant communication among the analysts result in  decision-making  based on the relative  attractiveness  of stocks among industry  sectors.  The focus during this process is on the early  recognition  of change on the premise that value is created  through the
dynamics  of  changing  company,   industry  and  economic  fundamentals.   Research  emphasis  is  placed  on  the
identification of companies whose substantially  above average  prospective  earnings growth is not fully reflected in current market valuations.

         The  Sub-advisor  continually  reviews its primary  research  universe of  approximately  500 companies to maintain a list of favored  securities,  the "Alliance 100," considered by the Sub-advisor to have the most clearly superior earnings  potential and valuation  attraction.  The  Sub-advisor's  concentration on a limited universe of companies  allows it to  devote  its  extensive  resources  to  constant  intensive  research  of these  companies.
Companies are constantly added to and deleted from the Alliance 100 as their  fundamentals  and valuations  change.
The Sub-advisor's  Large Cap Growth Group, in turn,  further refines,  on a weekly basis, the selection process for the Fund with each  portfolio  manager in the Group  selecting  25 such  companies  that appear to the manager most attractive  at current  prices.  These  individual  ratings are then  aggregated  and ranked to produce a composite list of the 25 most highly  regarded  stocks,  the "Favored  25."  Approximately  70% of the Fund's net assets will usually be invested in the Favored 25 with the balance of the Fund's investment  portfolio  consisting  principally of other stocks in the Alliance 100. Fund  emphasis  upon  particular  industries or sectors is a by-product of the stock selection process rather than the result of assigned targets or ranges.

         The Sub-advisor  expects the average weighted market  capitalization of companies  represented in the Fund
(i.e.,  the number of a  company's  shares  outstanding  multiplied  by the price per share) to  normally be in the range of or exceed the average  weighted market  capitalization  of companies  comprising the Standard & Poor's 500
Composite  Stock Price Index,  a widely  recognized  unmanaged  index of market  activity  based upon the aggregate performance  of a selected  portfolio of publicly  traded  stocks,  including  monthly  adjustments  to reflect the reinvestment  of  dividends  and  distributions.  Investments  will  be  made  upon  their  potential  for  capital appreciation.

         Convertible  Securities.  The Fund may  invest  in  convertible  securities,  which are  convertible  at a stated exchange rate into common stock.  Prior to their  conversion,  convertible  securities have the same general characteristics  as  non-convertible  debt  securities,  as they provide a stable  stream of income with  generally higher yields than those of equity  securities of the same or similar  issuers.  As with all debt  securities,  the market value of convertible  securities  tends to decline as interest rates increase and,  conversely,  to increase as  interest  rates  decline.  Convertible  securities  generally  offer lower  interest  or  dividend  yields than non-convertible  debt  securities  of  similar  quality.  However,  when  the  market  price  of the  common  stock underlying a convertible  security  increases,  the price of the  convertible  security  increasingly  reflects the value of the  underlying  common  stock and may rise  accordingly.  As the market  price of the  underlying  common stock  declines,  the  convertible  security  tends  to  trade  increasingly  on a yield  basis,  and  thus may not depreciate  to the same  extent as the  underlying  common  stock.  Convertible  securities  rank  senior to common stocks on an issuer's  capital  structure.  They are  consequently  of higher quality and entail less risk than the issuer's  common stock,  although the extent to which such risk is reduced depends in large measure upon the degree to which the  convertible  security  sells above its value as a fixed  income  security.  The Fund may invest up to
20% of its net assets in the  convertible  securities of companies whose common stocks are eligible for purchase by the Fund under the investment  policies  described above.  Additional  information about convertible  securities is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Rights and  Warrants.  The Fund may invest up to 5% of its net assets in rights or  warrants,  but will do so only if the equity  securities  themselves are deemed  appropriate by the Sub-advisor for inclusion in the Fund.
Rights and warrants may be more  speculative  than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the  securities  which may be purchased nor do they  represent any  rights in the assets of the  issuing  company.  Also,  the value of a right or  warrant  does not  necessarily change  with the value of the  underlying  securities.  Additional  information  about  warrants is included in the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The Fund may  invest  up to 15% of the value of its total  assets in  securities  of foreign issuers whose common stocks are eligible for purchase by the Fund under the investment  policies  described above.  For purposes of the Fund,  foreign issuers are companies that (i) are organized  outside the United States,
(ii) have their principal place of business  outside the United States,  and (iii) issue securities that are traded principally  in a foreign  country.  Companies that do not fall within this  definition  shall be deemed to be U.S.
companies.  Additional  information about foreign  securities and their risks is included in this Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Options and Futures:

         While the Fund does not anticipate  utilizing them on a regular basis,  the Fund may from time to time may engage in options and futures  transactions as described below.  Additional  information about option,  futures and their risks is included in this  Statement and the Trust's  Prospectus  under  "Certain Risk Factors and Investment
Methods."

         Options  on  Securities.  The Fund may  write  exchange-traded  call  options  on common  stocks,  and may purchase  and sell  exchange-traded  call and put  options  on common  stocks  written  by  others or  combinations thereof.  The Fund will not write put options.

         Generally,  the opportunity for profit from the writing of options is higher,  and  consequently the risks are  greater,  when the stocks  involved  are lower  priced or  volatile,  or both.  While an option  that has been written is in force,  the maximum  profit that may be derived from the optioned stock is the premium less brokerage commissions  and fees.  The Fund will not write a call unless the Fund at all times  during the option  period owns either (a) the  optioned  securities  or has an absolute  and  immediate  right to acquire  that  security  without additional  cash  consideration  (or  for  additional  cash  consideration  held  in a  segregated  account  by its custodian) upon  conversion or exchange of other  securities held in its portfolio or (b) a call option on the same security  and in the same  principal  amount as the call written  where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call  written or (ii) is greater  than the  exercise  price of the call  written if the  difference  is  maintained  by the Fund in liquid  assets in a  segregated  account  with its
Custodian.

         Premiums  received by the Fund in  connection  with writing  call  options will vary widely.  Commissions, stock  transfer  taxes and other  expenses of the Fund must be deducted from such premium  receipts.  Calls written by the Fund will  ordinarily  be sold either on a national  securities  exchange  or through put and call  dealers, most, if not all, of whom are members of a national  securities  exchange on which options are traded,  and will be endorsed or  guaranteed  by a member of a national  securities  exchange or qualified  broker-dealer,  which may be
Sanford C.  Bernstein & Co, LLC, an affiliate of the  Sub-advisor.  The  endorsing or  guaranteeing  firm  requires that the option writer (in this case the Fund) maintain a margin account containing either  corresponding  stock or other equity as required by the endorsing or guaranteeing firm.

         The Fund will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the
Fund's  portfolio  securities  subject to  outstanding  call  options  (valued at the lower of the option  price or market value of such securities) would exceed 15% of the Fund's total assets.

         The Fund may purchase or write  options on  securities  of the types in which it is permitted to invest in
privately  negotiated  (i.e.,   over-the-counter)   transactions.   The  Sub-advisor  has  adopted  procedures  for
monitoring the  creditworthiness of financial  institutions with which  over-the-counter  options  transactions are effected.

         In buying a call,  the Fund would be in a position  to realize a gain if,  during the option  period,  the price of the shares  increased by an amount in excess of the premium paid and commissions  payable on exercise.  It would  realize a loss if the price of the security  declined or remained  the same or did not  increase  during the period by more than the amount of the  premium  and  commissions  payable on  exercise.  In buying a put,  the Fund would  realize a loss if the price of the security  increased or remained the same or did not decrease  during that period by more than the amount of the premium and  commissions  payable on exercise.  In  addition,  the Fund could realize a gain or loss on such options by selling them.

         The  aggregate  cost of all  outstanding  options  purchased  and held by the Fund,  including  options on market indices as described below, will at no time exceed 10% of the Fund's total assets.

         Options on Market  Indices.  The Fund may purchase and sell  exchange-traded  index  options.  Through the purchase of listed index  options,  the portfolio  could achieve many of the same  objectives as through the use of options on individual  securities.  Price movements in the Fund's securities  probably will not correlate perfectly with  movements  in the level of the index and,  therefore,  the Fund  would  bear a risk of loss on index  options purchased by it if favorable  price movements of the hedged  portfolio  securities do not equal or exceed losses on the options or if adverse price movements of the hedged  portfolio  securities are greater than gains realized from the options.

         Stock  Index  Futures.  The Fund may  purchase  and sell stock  index  futures  contracts.  A stock  index futures  contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the  difference  between the stock index value at the  close of the last  trading  day of the  contract  and the  price at which  the  futures  contract  is originally  struck.  No  physical  delivery  of the  underlying  stocks  in the  index is made.  The Fund  will not purchase or sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total  assets  would be hedged by stock index  futures.  The Fund may not purchase or sell a stock index future if, immediately  thereafter,  the sum of the amount of margin deposits on the Fund's existing  futures  positions would exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index  futures  contracts can be purchased or sold with respect to the Standard & Poor's
500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York
Futures  Exchange  and the Value Line Stock  Index on the Kansas  City  Board of Trade.  The  Sub-advisor  does not believe that  differences in composition  of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the movements in such indices.  However,  such  differences in the indices may result in differences  in  correlation of the futures  contracts with movements in the value of the securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures  contracts  that may be created in the future.

         The  nature of  initial  margin in  futures  transactions  is  different  from that of margin in  security transactions  in that futures  contract  margin does not involve the  borrowing  of funds to finance  transactions.
Rather,  the initial  margin is in the nature of a performance  bond or good faith deposit on the contract which is returned to the Fund upon  termination of the futures  contract,  assuming all  contractual  obligations  have been satisfied.

         There  are  several  risks in  connection  with the use of stock  index  futures  by the Fund as a hedging device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and  movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index  futures  may move  more  than or less than the price of the  securities  being  hedged.  If the price of the stock index  futures  moves less than the price of the  securities  which are the  subject of the hedge,  the hedge will  not be fully  effective  but,  if the  price of the  securities  being  hedged  has  moved in an  unfavorable direction,  the  Fund  would  be in a  better  position  than if it had not  hedged  at all.  If the  price  of the securities  being hedged has moved in a favorable  direction,  this advantage will be partially  offset by the loss on the index future.  If the price of the future moves more than the price of the stock,  the Fund will  experience either  a loss or gain on the  future  which  will  not be  completely  offset  by  movements  in the  price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation  of movements in the price of securities  being hedged and movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures  contracts in a greater dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities  has been greater than the  volatility over such time period for the index,  or if otherwise  deemed to be  appropriate  by the  Sub-advisor.  Conversely, the Fund may buy or sell fewer stock index futures  contracts if the  volatility  over a particular  time period of the prices of the  securities  being hedged is less than the  volatility  over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased to hedge  against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is possible that the market may decline  instead.  If the Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market  decline or for other reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase  and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio  Turnover.  The Fund's  investment  policies as described  above are based on the  Sub-advisor's assessment  of  fundamentals  in the  context  of  changing  market  valuations.  Therefore,  they may  under  some conditions  involve  frequent  purchases and sales of shares of a particular  issuer as well as the  replacement of securities.  The  Sub-advisor  expects that more of its portfolio  turnover will be  attributable  to increases and decreases in the size of particular  portfolio  positions  rather than to the complete  elimination of a particular issuer's  securities  from the Fund.  For more  information on portfolio  turnover,  see this SAI and the Company's
Prospectus under "Portfolio Turnover."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Alliance  Growth Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed without shareholder approval.  The Fund will not:

         1.       Invest in companies for the purpose of exercising control;

         2.       Purchase  the  securities  of any  other  investment  company  or  investment  trust,  except  in compliance with the 1940 Act;

         3.       Invest in interests in oil, gas or other mineral  exploration  or  development  programs,  except that it may purchase  and sell  securities  of companies  that deal in oil,  gas or other  mineral  exploration  or development programs;

         4.       Make short  sales of  securities  or purchase  securities  on margin  except for such  short-term credits as may be necessary for the clearance of transactions;

         5.       Purchase  illiquid  securities if immediately  after such  investment more than 15% of the Fund's net assets (taken at market value) would be so invested;

Whenever any investment  restriction  states a maximum percentage of the Fund's assets which may be invested in any security or other asset,  it is intended that such  percentage be determined  immediately  after and as a result of the Fund's  acquisition  of such  securities  or other  assets.  Accordingly,  any later  increase  or  decrease in percentage  beyond the specified  limitation  resulting from changes in values or net assets will not be considered a violation of any such maximum.

ASAF Marsico Capital Growth Fund:

Investment  Objective:  The investment  objective of the Fund is to seek capital  growth.  Realization of income is not an investment  objective and any income realized on the Fund's  investments,  therefore,  will be incidental to the Fund's objective.

Investment Policies:

         Futures,  Options  and  Other  Derivative  Instruments.  The Fund may  enter  into  futures  contracts  on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial  indices  and  foreign  currencies  and  forward  contracts.  The Fund will not use  futures contracts and options for  leveraging  purposes.  The Fund will not enter into any futures  contracts or options on futures contracts if the aggregate amount of the Fund's  commitments under outstanding  futures contract  positions and  options on futures  contracts  written by the Fund would  exceed the market  value of the total  assets of the
Fund.  The Fund may  invest in  forward  currency  contracts  with  stated  values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions on the types of securities and on indices based on the types of securities  in which the Fund is permitted to invest  directly.  The Fund will effect such  transactions  only with investment  dealers and other  financial  institutions  (such as commercial  banks or savings and loan institutions)  deemed creditworthy by the Sub-advisor,  and only pursuant to procedures adopted by the  Sub-advisor  for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Fund in a negotiated  transaction  is illiquid,  the value of an option  bought or the amount of the
Fund's  obligations  under an option  written  by the  Fund,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be advantageous for the Fund to do so. For a description of these  strategies and  instruments  and certain risks  involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Interest  Rate Swaps and  Purchasing  and  Selling  Interest  Rate Caps and  Floors.  In  addition  to the strategies  noted above,  the Fund, in order to attempt to protect the value of its investments  from interest rate or currency exchange rate  fluctuations,  may enter into interest rate swaps and may buy or sell interest rate caps and  floors.  The Fund  expects to enter  into these  transactions  primarily  to  preserve a return or spread on a particular  investment or portion of its  investments.  The Fund also may enter into these  transactions to protect against any increase in the price of  securities  the Fund may consider  buying at a later date.  The Fund does not intend to use these  transactions  as  speculative  investments.  Interest  rate swaps  involve the exchange by the
Fund with another party of their respective  commitments to pay or receive interest,  e.g., an exchange of floating rate  payments  for fixed rate  payments.  The  exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a contractually based  principal  amount from the party  selling the  interest  rate cap.  The  purchase of an interest  rate floor entitles  the  purchaser,  to the extent that a  specified  index falls below a  predetermined  interest  rate,  to receive  payments of interest on a contractually  based  principal  amount from the party selling the interest rate floor.

         The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based basis,  depending  upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis,  i.e.,  the two payment  streams are netted out, with the Fund  receiving or paying,  as the case may be,  only the net amount of the two  payments.  The net amount of the  excess,  if any,  of the Fund's obligations over its  entitlements  with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets  having an aggregate net asset value at least equal to the accrued  excess will be  maintained  in a  segregated  account by the Fund's  custodian.  If the Fund enters into an interest  rate swap on other  than a net basis,  the Fund would  maintain a  segregated  account in the full  amount  accrued on a daily basis of the Fund's  obligations  with respect to the swap.  The Fund will not enter into any  interest  rate swap, cap or floor  transaction  unless the unsecured senior debt or the  claims-paying  ability of the other party thereto is rated in one of the three highest rating  categories of at least one nationally  recognized  statistical
rating   organization  at  the  time  of  entering  into  such  transaction.   The  Sub-advisor  will  monitor  the
creditworthiness  of all  counterparties  on an ongoing  basis.  If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will maintain in a segregated account  cash or other  liquid  assets  having an  aggregate  net asset  value at least  equal to the full  amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate swap  transactions  that may be  entered  into by the
Fund.  These  transactions may in some instances  involve the delivery of securities or other underlying  assets by the Fund or its counterparty to collateralize  obligations under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with  respect  to  interest  rate  swaps is  limited  to the net amount of the payments  that the Fund is  contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the Fund  would  risk  the loss of the net  amount  of the  payments  that the Fund contractually  is  entitled  to  receive.  The  Fund  may buy and  sell  (i.e.,  write)  caps  and  floors  without limitation,  subject to the segregated account requirement  described above. For an additional  discussion of these strategies, see this SAI under "Certain Risk Factors and Investment Methods."

         Reverse  Repurchase  Agreements.  Subject  to  guidelines  promulgated  by the Board of  Directors  of the
Company,  the  Fund  may  enter  into  reverse  repurchase  agreements.  For  a  description  of  these  investment techniques, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         High-Yield/High-Risk  Securities.  High-yield/high-risk  securities (or "junk" bonds) are debt  securities rated below  investment  grade by the primary rating agencies such as Standard & Poor's Rating Services  ("Standard
& Poor's") and Moody's  Investors  Service,  Inc.  ("Moody's").  The Fund will not invest more than 5% of its total assets in high-yield/high risk and mortgage- and asset-backed securities.

         The value of lower  quality  securities  generally is more  dependent on the ability of the issuer to meet interest and principal  payments  (i.e.  credit risk) than is the case for higher quality  securities.  Conversely, the value of higher  quality  securities  may be more  sensitive  to interest  rate  movements  than lower  quality securities.  The Fund will not  purchase  debt  securities  rated  below  "CCC-" by  Standard  & Poor's or "Caa" by
Moody's.  The Fund may also purchase unrated bonds of foreign and domestic  issuers.  For an additional  discussion of  high-yield/high-risk  and  mortgage- and  asset-backed  securities,  see this SAI and the Company's  Prospectus under "Certain Risk Factors and Investment Methods."

         Zero Coupon,  Pay-in-Kind,  and Step Coupon  Bonds.  The Fund may purchase zero coupon,  pay-in-kind,  and step coupon bonds.  Zero coupon bonds are debt  securities that do not pay periodic  interest,  but are issued at a discount  from their face value.  The discount  approximates  the total amount of interest the security will accrue from the date of issuance  to  maturity.  Pay-in-kind  bonds  normally  give the issuer the option to pay cash at a coupon  payment  date or give the holder of the  security a similar bond with the same coupon rate and a face value equal to the  amount of the  coupon  payment  that would have been  made.  Step  coupon  bonds  begin to pay coupon interest,  or pay an  increased  rate of interest,  at some time after they are issued.  The discount at which step coupon bonds trade  depends on the time  remaining  until cash  payments  begin,  prevailing  interest  rates,  the liquidity  of the  security  and the  perceived  credit  quality of the issuer.  The market  value of zero  coupon, pay-in-kind  and step coupon bonds  generally  will  fluctuate  more in response to changes in interest  rates than will  conventional  interest-paying  securities with comparable  maturities.  For an additional  discussion of zero coupon securities, see this SAI under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Marsico Capital Growth Fund.  These  limitations  are not  "fundamental"  restrictions,  and may be changed by the Directors without shareholder approval.

         1.       The Fund does not currently intend to sell securities  short,  unless it owns or has the right to obtain  securities  equivalent  in kind and  amount  to the  securities  sold  short  without  the  payment  of any additional  consideration  therefor,  and  provided  that  transactions  in  futures,  options,  swaps and  forward contracts are not deemed to constitute selling securities short.

         2.       The Fund does not currently  intend to purchase  securities  on margin,  except that the Fund may obtain such  short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin payments and other  deposits in connection  with  transactions  in futures,  options,  swaps and forward  contracts shall not be deemed to constitute purchasing securities on margin.

         3.       The Fund may not  mortgage  or pledge any  securities  owned or held by the Fund in amounts  that exceed,  in the aggregate,  15% of the Fund's net asset value,  provided that this limitation does not apply to (i)
reverse repurchase agreements;  (ii) deposits of assets on margin; (iii) guaranteed positions in futures,  options, swaps or forward contracts; or (iv) the segregation of assets in connection with such contracts.

         4.       The Fund  does not  currently  intend to  purchase  any  securities  or enter  into a  repurchase agreement  if,  as a result,  more than 15% of its net  assets  would be  invested  in  repurchase  agreements  not entitling  the holder to payment of principal and interest  within seven days and in  securities  that are illiquid by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Directors  of the  Company,  or the  Sub-advisor  acting  pursuant to authority  delegated  by the  Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the  Securities  Act of 1933,  as amended,  or any  successor  to such rule,  and Section  4(2)  commercial  paper.
Accordingly, such securities may not be subject to the foregoing limitation.

         5.       The Fund may not invest in companies for the purpose of exercising control or management.

ASAF Janus Capital Growth Fund:

Investment  Objective:  The  investment  objective of the Fund is to seek growth of capital.  Realization of income is not a significant investment  consideration and any income realized on the Fund's investments,  therefore,  will be incidental to the Fund's objective.

Investment Policies:

         Corporate Bonds and  Debentures.  The Fund may purchase  corporate  bonds and debentures,  including bonds rated  below  investment  grade.  The Fund will not  invest  more than 35% of its net assets in bonds  rated  below investment  grade by the primary  rating  agencies.  For a discussion of lower rated  securities,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures,  Options  and  Other  Derivative  Instruments.  The Fund may  enter  into  futures  contracts  on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial  indices and foreign  currencies,  forward contracts and swaps. The Fund will not enter into any futures  contracts or options on futures  contracts if the  aggregate  amount of the Fund's  commitments  under outstanding  futures  contract  positions  and options on futures  contracts  written by the Fund would  exceed the market  value of the total  assets of the Fund  (i.e.,  no  leveraging).  The Fund may invest in  forward  currency contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately  negotiated  transactions  on the types of  securities  and indices based on the types of securities  in which the Fund is permitted to invest  directly.  The Fund will effect such  transactions  only with investment  dealers and other  financial  institutions  (such as commercial  banks or savings and loan institutions)  deemed creditworthy by the Sub-advisor,  and only pursuant to procedures adopted by the  Sub-advisor  for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Fund in a negotiated  transaction  is illiquid,  the value of an option  bought or the amount of the
Fund's  obligations  under an option  written  by the  Fund,  as the case may be,  will be  subject  to the  Fund's limitation  on illiquid  investments.  In the case of  illiquid  options,  it may not be  possible  for the Fund to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be advantageous for the Fund to do so. For a description of these  strategies and  instruments  and certain risks  involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Interest  Rate Swaps and  Purchasing  and  Selling  Interest  Rate Caps and  Floors.  In  addition  to the strategies  noted above,  the Fund, in order to attempt to protect the value of its investments  from interest rate or currency exchange rate  fluctuations,  may enter into interest rate swaps and may buy or sell interest rate caps and  floors.  The Fund  expects to enter  into these  transactions  primarily  to  preserve a return or spread on a particular  investment or portion of its  investments.  The Fund also may enter into these  transactions to protect against any increase in the price of  securities  the Fund may consider  buying at a later date.  The Fund does not intend to use these  transactions  as a  speculative  investments.  Interest rate swaps involve the exchange by the
Fund with another party of their respective  commitments to pay or receive interest,  e.g., an exchange of floating rate  payments  for fixed rate  payments.  The  exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a contractually based  principal  amount from the party  selling the  interest  rate cap.  The  purchase of an interest  rate floor entitles  the  purchaser,  to the extent that a  specified  index falls below a  predetermined  interest  rate,  to receive  payments of interest on a contractually  based  principal  amount from the party selling the interest rate floor.

         The Fund may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based basis,  depending  upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis,  i.e.,  the two payment  streams are netted out, with the Fund  receiving or paying,  as the case may be,  only the net amount of the two  payments.  The net amount of the  excess,  if any,  of the Fund's obligations over its  entitlements  with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets  having an aggregate net asset value at least equal to the accrued  excess will be  maintained  in a  segregated  account by the Fund's  custodian.  If the Fund enters into an interest  rate swap on other  than a net basis,  the Fund would  maintain a  segregated  account in the full  amount  accrued on a daily basis of the Fund's  obligations  with respect to the swap.  The Fund will not enter into any  interest  rate swap, cap or floor  transaction  unless the unsecured senior debt or the  claims-paying  ability of the other party thereto is rated in one of the three highest rating  categories of at least one nationally  recognized  statistical
rating   organization  at  the  time  of  entering  into  such  transaction.   The  Sub-advisor  will  monitor  the
creditworthiness  of all  counterparties  on an ongoing  basis.  If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The swap  market  has grown  substantially  in recent  years with a large  number of banks and  investment banking firms acting both as principals and as agents utilizing  standardized swap  documentation.  The Sub-advisor has determined that, as a result,  the swap market has become  relatively  liquid.  Caps and floors are more recent innovations  for which  standardized  documentation  has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the Fund sells (i.e.,  writes) caps and floors,  it will maintain in a segregated account  cash or other  liquid  assets  having an  aggregate  net asset  value at least  equal to the full  amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate swap  transactions  that may be  entered  into by the
Fund.  These  transactions may in some instances  involve the delivery of securities or other underlying  assets by the Fund or its counterparty to collateralize  obligations under the swap. Under the  documentation  currently used in those  markets,  the risk of loss with  respect  to  interest  rate  swaps is  limited  to the net amount of the payments  that the Fund is  contractually  obligated to make.  If the other party to an interest  rate swap that is not  collateralized  defaults,  the Fund  would  risk  the loss of the net  amount  of the  payments  that the Fund contractually  is  entitled  to  receive.  The  Fund  may buy and  sell  (i.e.,  write)  caps  and  floors  without limitation,  subject to the segregated account requirement  described above. For an additional  discussion of these strategies, see this SAI under "Certain Risk Factors and Investment Methods."

         Investment  Company  Securities.  From time to time, the Fund may invest in securities of other investment companies,  subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The Fund may invest in  securities of money  market  funds  managed  by the  Sub-advisor  subject  to the terms of an  exemptive  order  obtained  by the
Sub-advisor  and the funds that are advised or  sub-advised  by the  Sub-advisor.  Under such order,  the Fund will limit its aggregate  investment in a money market fund managed by the  Sub-advisor  to the greater of (i) 5% of its total assets or (ii) $2.5 million,  although the Company's  Board of Directors may increase this limit up to 25% of the Company's total assets.

         Reverse  Repurchase  Agreements.  Subject to guidelines  promulgated by the Directors of the Company,  the
Fund may enter into reverse  repurchase  agreements.  Pursuant to an exemptive  order  granted by the SEC, the Fund and other funds advised or  sub-advised  by the  Sub-Advisor  may invest in repurchase  agreements  and other money market  instruments  through a joint trading  account.  For a description of these investment  techniques,  see the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Income-Producing  Securities.  Other  types  of  income  producing  securities  that  the  Fund may purchase include, but are not limited to, the following types of securities:

                  Variable and Floating  Rate  Obligations.  These types of  securities  are  relatively  long-term instruments  that often carry demand  features  permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

                  Standby Commitments.  These instruments,  which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

                  Tender Option Bonds.  Tender option bonds are  relatively  long-term  bonds that are coupled with the  agreement  of a third party (such as a broker,  dealer or bank) to grant the  holders of such  securities  the option to tender the securities to the institution at periodic intervals.

                  Inverse  Floaters.  Inverse  floaters  are debt  instruments  whose  interest  bears  an  inverse relationship  to the  interest  rate on another  security.  The Fund will not invest  more than 5% of its assets in inverse  floaters.  The Fund will purchase  standby  commitments,  tender option bonds and instruments  with demand features primarily for the purpose of increasing the liquidity of the Fund.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not "fundamental"  investment  restrictions and may be changed by the Directors of the Company without  shareholder approval.  The Fund will not:

         1.       Purchase a security if as a result,  more than 15% of its net assets in the aggregate,  at market value,  would be  invested  in  securities  which  cannot  be  readily  resold  because  of  legal  or  contractual restrictions on resale or for which there is no readily  available  market,  or repurchase  agreements  maturing in more than seven days or  securities  used as a cover for written  over-the-counter  options,  if any. The Directors of the  Company,  the  Investment  Manager  or the  Sub-advisor  acting  pursuant  to  authority  delegated  by the
Directors,  may determine that a readily  available  market exists for securities  eligible for resale  pursuant to
Rule 144A under the Securities  Act of 1933, or any successor to such rule, and therefore that such  securities are not subject to the foregoing limitation;

         2.       Enter into any futures  contracts or options on futures  contracts  for purposes  other than bona fide  hedging  transactions  (as defined by the CFTC) if as a result the sum of the  initial  margin  deposits  and premium  required to  establish  positions  in futures  contracts  and related  options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets;

         3.       Enter  into any  futures  contracts  if the  aggregate  amount of the  Fund's  commitments  under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund;

         4.       Sell securities short,  unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities  sold short,  and provided that  transactions  in options,  swaps and forward  futures contracts are not deemed to constitute selling securities short;

         5.       Mortgage  or pledge any  securities  owned or held by the Fund in  amounts  that  exceed,  in the aggregate,  15% of the Fund's net asset value,  provided that this limitation does not apply to reverse  repurchase agreements  or in the case of assets  deposited to margin or  guarantee  positions  in futures,  options,  swaps or forward contracts or placed in a segregated account in connection with such contracts;

         6.       Invest in companies for the purpose of exercising management or control;

         7.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the  Investment  Company  Act of 1940 or the  conditions  of any  order of  exemption  from the SEC  regarding  the purchase of securities of money market funds managed by the Sub-advisor or its affiliates; or

         8.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments.

ASAF T. ROWE PRICE TAX MANAGED FUND:

Investment  Objective:  The investment  objective of the Fund is to seek attractive  long-term capital appreciation on an after tax basis.  The Fund will normally  invest  primarily in common stocks.  Assets of the Fund invested in equity securities will be subject to all of the risks of investing in the stock market.

Investment Policies:

         Foreign  Securities.  The Fund may  invest  up to 25% of its total  assets  (excluding  reserves)  in U.S.
dollar-denominated   and   non-U.S.    dollar-denominated    securities   of   foreign   issuers.   These   include
nondollar-denominated  securities traded outside of the U.S. and  dollar-denominated  securities of foreign issuers traded in the U.S.  (such as ADRs).  Such  investments  increase  a  portfolio's  diversification  and may  enhance return,  but they also involve some special risks, such as exposure to potentially  adverse local,  political,  and economic  developments;  nationalization and exchange controls;  potentially lower liquidity and higher volatility;
possible problems arising from accounting,  disclosure,  settlement, and regulatory practices that differ from U.S.
standards;  and the chance that  fluctuations  in foreign  exchange  rates will  decrease  the  investment's  value
(favorable  changes can increase its value).  These risks are heightened for  investments in developing  countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

         Hybrid  Instruments.  Hybrid  Instruments (a type of  potentially  high-risk  derivative)  can combine the elements  of futures  contracts  or options  with  those of debt,  preferred  equity,  or a  depository  instrument
(hereinafter  "Hybrid  Instruments").  Thus,  Hybrid  Instruments may take a variety of forms,  including,  but not limited to, debt  instruments  with interest or principal  payments or redemption  terms determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities  with the  conversion  terms related to a particular  commodity.  Hybrids can have  volatile  prices and limited  liquidity and their use may be unsuccessful.  The Fund may invest up to 10% of its total assets in hybrid instruments.

         For a  discussion  of  certain  risks  involved  in  investing  in hybrid  instruments  see this SAI under
"Certain Risk Factors and Investment Methods."

         Warrants.  The Fund may acquire  warrants.  For a discussion of certain risks involved  therein,  see this
SAI under "Certain Risk Factors and Investment Methods."

         Futures Contracts:

         Transactions  in Futures.  Futures  contracts are a type of  potentially  high-risk  derivative.  The Fund may enter into futures  contracts  including  stock  index,  interest  rate,  and currency  futures  ("futures"  or
"futures contracts").

         Stock index futures contracts may be used to provide a hedge for a portion of the Fund's  portfolio,  as a cash  management  tool, or as an efficient way for the  Sub-advisor to implement  either an increase or decrease in portfolio  market  exposure in  response  to changing  market  conditions.  The Fund may  purchase or sell  futures contracts  with respect to any stock index.  Nevertheless,  to hedge the Fund's  portfolio  successfully,  the Fund must sell  futures  contacts  with  respect  to indices  or  subindices  whose  movements  will have a  significant correlation with movements in the prices of the Fund's portfolio securities.

         Interest rate or currency  futures  contracts may be used as a hedge against changes in prevailing  levels of interest  rates or currency  exchange  rates in order to  establish  more  definitely  the  effective  return on securities  or  currencies  held or  intended  to be  acquired  by the Fund.  In this  regard,  the Fund could sell interest  rate or  currency  futures as an offset  against the effect of expected  increases  in interest  rates or currency  exchange  rates and  purchase  such  futures as an offset  against  the effect of  expected  declines  in interest rates or currency exchange rates.

         The Fund will enter into futures  contracts  which are traded on national and foreign  futures  exchanges, and are  standardized as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading in the United States are regulated under the Commodity  Exchange Act by the CFTC.  Although  techniques other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

         Regulatory  Limitations.  If the Fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging  under  applicable  CFTC rules,  the  aggregate  initial  margin  deposits and premium required to establish  those  positions  cannot  exceed 5% of the  liquidation  value of the Fund after taking into account  unrealized  profits and unrealized  losses on any such contracts it has entered into;  provided,  however, that in the case of an  option  that is  in-the-money  at the time of  purchase,  the  in-the-money  amount  may be excluded in calculating the 5% limitation.  For purposes of this policy,  options on futures  contracts and foreign currency  options  traded on a  commodities  exchange  will be  considered  "related  options."  This policy may be modified by the  Directors  of the Company  without a  shareholder  vote and does not limit the  percentage  of the
Fund's assets at risk to 5%.

         In instances  involving  the purchase of futures  contracts or the writing of call or put options  thereon by the Fund,  an amount of cash,  liquid  assets,  or other  suitable  cover as permitted by the SEC,  equal to the market value of the futures  contracts and options thereon (less any related margin  deposits),  will be identified by the Fund to cover  the  position,  or  alternative  cover  (such  as  owning  an  offsetting  position)  will be employed.  Assets  used as  cover or held in an  identified  account  cannot  be sold  while  the  position  in the corresponding  option  or  future  is open,  unless  they are  replaced  with  similar  assets.  As a  result,  the commitment  of a large  portion  of the  Fund's  assets to cover or  identified  accounts  could  impede  portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Options on  Futures  Contracts.  The Fund may  purchase  and sell  options on the same types of futures in which it may invest.  Writing a put option on a futures  contract  serves as a partial hedge against an increase in the value of  securities  the Fund intends to acquire.  If the futures  price at  expiration of the option is above the exercise  price,  the Fund will retain the full amount of the premium  which  provides a partial  hedge against any increase  that may have  occurred in the price of the  securities  the Fund intends to acquire.  If the futures price when the option is exercised is below the exercise price,  however,  the Fund will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the Fund intends to acquire.

         As an  alternative  to writing or  purchasing  call and put options on stock index  futures,  the Fund may write or purchase  call and put options on stock  indices.  Such options  would be used in a manner  similar to the use of options on futures  contracts.  From time to time a single order to purchase or sell futures  contracts  (or options  thereon)  may be made on behalf of the Fund and other  funds.  Such  aggregated  orders would be allocated among  the  Fund  and the  other  funds  in a fair  and  non-discriminatory  manner.  See  this  SAI and  Company's
Prospectus  under "Certain Risk Factors and  Investment  Methods" for a description of certain risks in options and futures contracts.

         Additional  Futures and  Options  Contracts.  Although  the Fund has no current  intention  of engaging in futures or options  transactions  other than those  described  above,  it reserves the right to do so. Such futures and options  trading  might  involve  risks which differ from those  involved in the futures and options  described above.

         Federal Tax Treatment of Options,  Futures  Contracts,  and Forward Foreign Exchange  Contracts.  Although
the Fund invests almost  exclusively in securities  that generate  income that is exempt from federal income taxes, the Fund may enter into certain option,  futures, and foreign exchange contracts,  including options and futures on currencies,  which will be treated as Section  1256  contracts  or  straddles  that are not exempt from such taxes.
Therefore,  use of the investment  techniques described above could result in taxable income to shareholders of the
Fund.

         Transactions  which are  considered  Section 1256  contracts will be considered to have been closed at the end of the Fund's  fiscal year and any gains or losses will be recognized  for tax purposes at that time.  Gains or losses  recognized  from the  normal  closing or  settlement  of such  transactions  will be  characterized  as 60%
long-term  capital gain or loss and 40%  short-term  capital gain or loss,  without regard to the holding period of the contract.  The Fund will be required to distribute net gains on such  transactions to shareholders  even though it may not have closed the transaction and received cash to pay such distributions.

         Options,  futures,  and forward foreign exchange  contracts,  including options and futures on currencies, which offset a foreign  dollar-denominated  bond or currency position may be considered straddles for tax purposes, in which case a loss on any  position in a straddle  will be subject to deferral to the extent of  unrealized  gain in an offsetting  position.  The holding  period of the  securities or currencies  comprising  the straddle will be deemed  not to begin  until  the  straddle  is  terminated.  The  holding  period  of the  security  offsetting  an
"in-the-money  qualified  covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

         In order for the Fund to continue to qualify for federal  income tax  treatment as a regulated  investment company,  at least 90% of its gross  income  for a taxable  year must be  derived  from  qualifying  income,  i.e., dividends,  interest,  income  derived  from  loans  of  securities,  and  gains  from the  sale of  securities  or currencies.  Tax regulations  could be issued limiting the extent that net gain realized from option,  futures,  or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain  options,  futures  contracts,  or forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the Fund.

Options on Securities

         Writing  Covered  Call  Options.  The Fund may write  (sell)  American or European  style  "covered"  call options  and  purchase  options to close out  options  previously  written by the Fund.  In  writing  covered  call options,  the Fund  expects to generate  additional  premium  income which should serve to enhance the Fund's total return and reduce the effect of any price  decline of the  security  or currency  involved  in the option.  Covered call options will generally be written on securities or currencies  which, in the  Sub-advisor's  opinion,  are not expected to have any major price  increases or moves in the near future but which,  over the long term,  are deemed to be attractive investments for the Fund.

         The Fund  generally  will write only  covered call  options.  This means that the Fund will either own the security  or currency  subject to the option or an option to purchase  the same  underlying  security or  currency, having an exercise  price equal to or less than the  exercise  price of the  "covered"  option.  From time to time, the Fund will write a call option  that is not covered as  indicated  above but where the Fund will  establish  and maintain  with  its  custodian  for the  term of the  option,  an  account  consisting  of  cash,  U.S.  government securities,  other liquid  high-grade  debt  obligations,  or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio  securities or  currencies on which call options may be written will be purchased  solely on the basis of investment  considerations  consistent with the Fund's investment  objective.  The writing of covered call options is a  conservative  investment  technique  believed to involve  relatively  little risk (in contrast to the writing of naked or uncovered  options,  which the Fund generally will not do), but capable of enhancing the Fund's total return.  When writing a covered call option,  the Fund, in return for the premium,  gives up the  opportunity for profit from a price increase in the underlying  security or currency above the exercise  price,  but conversely retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns  securities or currencies  not subject to an option,  the Fund has no control over when it may be required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the expiration of its obligation as a writer.  If a call option which the Fund has written  expires,  the Fund will realize a gain in the amount  of the  premium;  however,  such gain may be offset by a  decline  in the  market  value of the  underlying security or currency  during the option  period.  If the call option is exercised,  the Fund will realize a gain or loss from the sale of the  underlying  security  or  currency.  The Fund does not  consider a security  or currency covered  by a call to be  "pledged"  as that  term is used in the  Fund's  policy  which  limits  the  pledging  or mortgaging of its assets.

         The premium  received is the market  value of an option.  The premium the Fund will receive from writing a call option will reflect,  among other things,  the current  market price of the  underlying  security or currency, the  relationship  of the exercise price to such market price,  the historical  price  volatility of the underlying security  or  currency,  and the length of the option  period.  Once the  decision  to write a call option has been made, the Sub-advisor,  in determining  whether a particular call option should be written on a particular security or  currency,  will  consider  the  reasonableness  of the  anticipated  premium and the  likelihood  that a liquid secondary  market will exist for those options.  The premium  received by the Fund for writing covered call options will be recorded  as a liability  of the Fund.  This  liability  will be  adjusted  daily to the  option's  current market  value,  which will be the latest  sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option  will be  terminated  upon  expiration  of the option,  the  purchase  of an  identical  option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The  Fund  will  realize  a  profit  or  loss  from a  closing  purchase  transaction  if the  cost of the transaction  is less or more than the premium  received  from the writing of the option.  Because  increases in the market price of a call option will generally  reflect  increases in the market price of the underlying  security or currency,  any loss  resulting  from the  repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

         The Fund  will not  write a covered  call  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities or  currencies  covering  written call or put options  exceeds 25% of the market value of the
Fund's net assets.  In  calculating  the 25% limit,  the Fund will  offset,  against  the value of assets  covering written  calls  and  puts,  the value of  purchased  calls and puts on  identical  securities  or  currencies  with identical maturity dates.

         Writing  Covered  Put  Options.  The Fund may write  American or  European  style  covered put options and purchase options to close out options previously written by the Fund.

         The Fund would write put options only on a covered  basis,  which means that the Fund would  maintain in a segregated account cash, U.S. government  securities,  other liquid high-grade debt obligations,  or other suitable cover as  determined  by the SEC, in an amount not less than the  exercise  price or the Fund will own an option to sell the  underlying  security or currency  subject to the option having an exercise price equal to or greater than the  exercise  price of the  "covered"  option at all times  while the put option is  outstanding.  (The rules of a clearing  corporation  currently  require that such assets be deposited in escrow to secure payment of the exercise price.)

         The Fund would  generally  write  covered put options in  circumstances  where the  Sub-advisor  wishes to purchase  the  underlying  security or currency for the Fund's  portfolio at a price lower than the current  market price of the  security or  currency.  In such event the Fund would write a put option at an exercise  price  which, reduced by the  premium  received  on the option,  reflects  the lower  price it is willing to pay.  Since the Fund would also  receive  interest on debt  securities  or  currencies  maintained  to cover the  exercise  price of the option,  this technique could be used to enhance current return during periods of market  uncertainty.  The risk in such a transaction  would be that the market price of the  underlying  security or currency would decline below the exercise price less the premiums  received.  Such a decline could be substantial  and result in a significant  loss to the Fund. In addition,  the Fund, because it does not own the specific  securities or currencies which it may be required to purchase  in exercise of the put,  cannot  benefit  from  appreciation,  if any,  with  respect to such specific securities or currencies.

         The Fund  will not  write a  covered  put  option  if, as a  result,  the  aggregate  market  value of all portfolio  securities or currencies  covering put or call options exceeds 25% of the market value of the Fund's net assets.  In calculating  the 25% limit,  the Fund will offset,  against the value of assets  covering  written puts and calls,  the value of purchased puts and calls on identical  securities or currencies  with  identical  maturity dates.

         Purchasing Put Options.  The Fund may purchase  American or European  style put options.  As the holder of a put option,  the Fund has the right to sell the  underlying  security or  currency at the  exercise  price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such options,  exercise  them or permit them to expire.  The
Fund may purchase put options for  defensive  purposes in order to protect  against an  anticipated  decline in the value of its securities or currencies.

         The  premium  paid by the Fund when  purchasing  a put option  will be  recorded  as an asset of the Fund.
This asset will be adjusted  daily to the option's  current  market  value,  which will be the latest sale price at the time at which the net asset value per share of the Fund is  computed  (close of New York Stock  Exchange),  or, in the absence of such sale,  the latest bid price.  This asset will be terminated  upon  expiration of the option, the selling (writing) of an identical option in a closing  transaction,  or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing  Call Options.  The Fund may purchase  American or European  style call options.  As the holder of a call option,  the Fund has the right to purchase the underlying  security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option  (European  style).  The Fund may enter into closing sale  transactions  with respect to such  options,  exercise  them or permit them to expire.
The Fund may purchase call options for the purpose of increasing  its current  return or avoiding tax  consequences which  could  reduce  its  current  return.  The  Fund may also  purchase  call  options  in order to  acquire  the underlying securities or currencies.

         The Fund will not commit  more than 5% of its assets to premiums  when  purchasing  call and put  options.
The Fund may also  purchase  call  options  on  underlying  securities  or  currencies  it owns in order to protect unrealized  gains on call  options  previously  written by it. A call option  would be  purchased  for this purpose where tax  considerations  make it inadvisable to realize such gains through a closing purchase  transaction.  Call options may also be purchased at times to avoid realizing losses.

         Dealer  (Over-the-Counter)  Options.  The  Fund may  engage  in  transactions  involving  dealer  options.
Certain  risks are  specific to dealer  options.  While the Fund would look to a clearing  corporation  to exercise exchange-traded  options,  if the Fund were to purchase a dealer  option,  it would rely on the dealer from whom it purchased  the option to perform if the option were  exercised.  Failure by the dealer to do so would result in the loss  of the  premium  paid  by the  Fund  as well as  loss  of the  expected  benefit  of the  transaction.  For a discussion of dealer options, see this SAI under "Certain Risk Factors and Investment Methods."

         Lending of Portfolio  Securities.  Securities loans are made to broker-dealers,  institutional  investors, or other persons,  pursuant to agreements  requiring that the loans be continuously  secured by collateral at least equal at all  times to the  value of the  securities  lent,  marked to  market  on a daily  basis.  The  collateral received will consist of cash, U.S.  government  securities,  letters of credit, or such other collateral as may be permitted  under its  investment  program.  While the  securities are being lent, the Fund will continue to receive the  equivalent  of the  interest or  dividends  paid by the issuer on the  securities,  as well as interest on the investment  of the  collateral  or a fee from the  borrower.  The Fund has a right to call each loan and obtain the securities,  within such period of time which coincides with the normal  settlement  period for purchases and sales of such  securities in the respective  markets.  The Fund will not have the right to vote on securities  while they are being lent,  but it will call a loan in  anticipation  of any important  vote.  The risks in lending  portfolio securities,  as with other  extensions  of  secured  credit,  consist of  possible  delay in  receiving  additional collateral or in the recovery of the  securities or possible loss of rights in the  collateral  should the borrower fail  financially.  Loans will only be made to firms deemed by the  Sub-advisor to be of good standing and will not be made unless,  in the judgment of the Sub-advisor,  the  consideration to be earned from such loans would justify the risk.

         Reverse  Repurchase  Agreements.  Although  the Fund has no  current  intention  of  engaging  in  reverse repurchase  agreements,  the  Fund  reserves  the  right  to do so.  Reverse  repurchase  agreements  are  ordinary repurchase  agreements in which the Fund is the seller of, rather than the investor in,  securities,  and agrees to repurchase  them at an agreed upon time and price.  Use of a reverse  repurchase  agreement  may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "Fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.   Purchase additional securities when money borrowed exceeds 5% of its total assets;

         2.   Invest in companies for the purpose of exercising management or control;

         3.   Purchase a futures  contract  or an option  thereon,  if,  with  respect to  positions  in futures or options on futures which do not  represent  bona fide hedging,  the aggregate  initial  margin and premiums on such options would exceed 5% of the Fund's net asset value;

         4.   Purchase  illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such securities;

         5.   Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the
Investment Company Act of 1940;

         6.   Purchase  securities on margin,  except (i) for use of short-term  credit  necessary for clearance of purchases of portfolio  securities  and (ii) it may make margin  deposits in connection  with futures  contracts or other permissible investments;

         7.   Mortgage,  pledge,  hypothecate  or,  in any  manner,  transfer  any  security  owned  by the Fund as security for indebtedness  except as may be necessary in connection with permissible  borrowings or investments and then such mortgaging,  pledging,  or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

         8.   Purchase  participations  or other  direct  interests  in, or enter into leases with  respect to oil, gas, or other mineral  exploration or development  programs if, as a result  thereof,  more than 5% of the value of the total assets of the Fund would be invested in such programs;

         9.   Invest  in puts,  calls,  straddles,  spreads,  or any  combination  thereof,  except  to the  extent permitted by the prospectus and Statement of Additional Information;

         10.  Effect short sales of securities; or

         11.  Invest in  warrants  if,  as a result  thereof,  more than 10% of the value of the net  assets of the
Fund would be invested in warrants.

ASAF ALLIANCE/BERNSTEIN 50/50 GROWTH + VALUE FUND:

Investment  Objective:  The investment  objective of the Fund is to seek capital growth by investing  approximately
50% of its assets in growth stocks of large companies and 50% of its assets in value stocks of large companies.

Investment Policies:

         Convertible  Securities.  The Fund may  invest  in  convertible  securities,  which are  convertible  at a stated exchange rate into common stock.  Prior to their  conversion,  convertible  securities have the same general characteristics  as  non-convertible  debt  securities,  as they provide a stable  stream of income with  generally higher yields than those of equity  securities of the same or similar  issuers.  As with all debt  securities,  the market value of convertible  securities  tends to decline as interest rates increase and,  conversely,  to increase as  interest  rates  decline.  Convertible  securities  generally  offer lower  interest  or  dividend  yields than non-convertible  debt  securities  of  similar  quality.  However,  when  the  market  price  of the  common  stock underlying a convertible  security  increases,  the price of the  convertible  security  increasingly  reflects the value of the  underlying  common  stock and may rise  accordingly.  As the market  price of the  underlying  common stock  declines,  the  convertible  security  tends  to  trade  increasingly  on a yield  basis,  and  thus may not depreciate  to the same  extent as the  underlying  common  stock.  Convertible  securities  rank  senior to common stocks on an issuer's  capital  structure.  They are  consequently  of higher quality and entail less risk than the issuer's  common stock,  although the extent to which such risk is reduced depends in large measure upon the degree to which the  convertible  security  sells above its value as a fixed  income  security.  The Fund may invest up to
20% of the growth  portion of its net assets in the  convertible  securities  of companies  whose common stocks are eligible for purchase by the Fund under the investment  policies  described  above.  Additional  information  about convertible  securities  is included  in the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Rights and  Warrants.  The Fund may  invest up to 5% of the growth  portion of its net assets in rights or warrants,  but will do so only if the equity  securities  themselves are deemed  appropriate by the Sub-advisor for inclusion in the Fund.  Rights and warrants may be more  speculative  than certain  other types of  investments  in that they do not  entitle a holder to  dividends  or voting  rights  with  respect to the  securities  which may be purchased nor do they  represent  any rights in the assets of the issuing  company.  Also,  the value of a right or warrant does not  necessarily  change with the value of the underlying  securities.  Additional  information  about warrants is included in the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The  Fund  may  invest  up to 15% of  the  value  of its  total  assets  in  foreign securities.  A foreign  security is a security issued by a non-U.S.  company which is defined as a company that (i)
is organized outside the United States;  (ii) has their principal place of business outside the United States;  and
(iii) issue securities  traded  principally in a foreign country.  Companies that do not fall within the definition of a non-U.S.  company  shall be considered a U.S.  company for purposes of this  definition.  American  Depository
Receipts  (ADRs)  are  not  considered  foreign  securities  for the  purposes  of the 15%  limitation  on  foreign securities.  Additional  information  about foreign  securities  and their risks is included in this  Statement and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

Options and Futures:

While the Fund does not anticipate  utilizing  them on a regular  basis,  the Fund may from time to time may engage in options and futures  transactions as described below.  Additional  information  about option,  futures and their risks is included in this  Statement  and the  Company's  Prospectus  under  "Certain  Risk Factors and  Investment
Methods."

         Options  on  Securities.  The Fund may  write  exchange-traded  call  options  on common  stocks,  and may purchase  and sell  exchange-traded  call and put  options  on common  stocks  written  by  others or  combinations thereof.  The Fund will not write put options.

         Generally,  the opportunity for profit from the writing of options is higher,  and  consequently the risks are  greater,  when the stocks  involved  are lower  priced or  volatile,  or both.  While an option  that has been written is in force,  the maximum  profit that may be derived from the optioned stock is the premium less brokerage commissions  and fees.  The Fund will not write a call unless the Fund at all times  during the option  period owns either (a) the  optioned  securities  or has an absolute  and  immediate  right to acquire  that  security  without additional  cash  consideration  (or  for  additional  cash  consideration  held  in a  segregated  account  by its custodian) upon  conversion or exchange of other  securities held in its portfolio or (b) a call option on the same security  and in the same  principal  amount as the call written  where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call  written or (ii) is greater  than the  exercise  price of the call  written if the  difference  is  maintained  by the Fund in liquid  assets in a  segregated  account  with its
Custodian.

         Premiums  received by the Fund in  connection  with writing  call  options will vary widely.  Commissions, stock  transfer  taxes and other  expenses of the Fund must be deducted from such premium  receipts.  Calls written by the Fund will  ordinarily  be sold either on a national  securities  exchange  or through put and call  dealers, most, if not all, of whom are members of a national  securities  exchange on which options are traded,  and will be endorsed or guaranteed by a member of a national securities exchange or qualified  broker-dealer.  The endorsing or guaranteeing  firm  requires that the option writer (in this case the Fund)  maintain a margin  account  containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         The Fund will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the
Fund's  portfolio  securities  subject to  outstanding  call  options  (valued at the lower of the option  price or market value of such securities) would exceed 15% of the growth portion of the Fund's total assets.

         The Fund may purchase or write  options on  securities  of the types in which it is permitted to invest in
privately  negotiated  (i.e.,   over-the-counter)   transactions.   The  Sub-advisor  has  adopted  procedures  for
monitoring the  creditworthiness of financial  institutions with which  over-the-counter  options  transactions are effected.

         In buying a call,  the Fund would be in a position  to realize a gain if,  during the option  period,  the price of the shares  increased by an amount in excess of the premium paid and commissions  payable on exercise.  It would  realize a loss if the price of the security  declined or remained  the same or did not  increase  during the period by more than the amount of the  premium  and  commissions  payable on  exercise.  In buying a put,  the Fund would  realize a loss if the price of the security  increased or remained the same or did not decrease  during that period by more than the amount of the premium and  commissions  payable on exercise.  In  addition,  the Fund could realize a gain or loss on such options by selling them.

         The  aggregate  cost of all  outstanding  options  purchased  and held by the Fund,  including  options on market indices as described below, will at no time exceed 10% of the growth portion of the Fund's total assets.

         Options on Market  Indices.  The Fund may purchase and sell  exchange-traded  index  options.  Through the purchase of listed index  options,  the portfolio  could achieve many of the same  objectives as through the use of options on individual  securities.  Price movements in the Fund's securities  probably will not correlate perfectly with  movements  in the level of the index and,  therefore,  the Fund  would  bear a risk of loss on index  options purchased by it if favorable  price movements of the hedged  portfolio  securities do not equal or exceed losses on the options or if adverse price movements of the hedged  portfolio  securities are greater than gains realized from the options.

         Stock  Index  Futures.  The Fund may  purchase  and sell stock  index  futures  contracts.  A stock  index futures  contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the  difference  between the stock index value at the  close of the last  trading  day of the  contract  and the  price at which  the  futures  contract  is originally  struck.  No  physical  delivery  of the  underlying  stocks  in the  index is made.  The Fund  will not purchase or sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total  assets  would be hedged by stock index  futures.  The Fund may not purchase or sell a stock index future if, immediately  thereafter,  the sum of the amount of margin deposits on the Fund's existing  futures  positions would exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index  futures  contracts can be purchased or sold with respect to the Standard & Poor's
500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York
Futures  Exchange  and the Value Line Stock  Index on the Kansas  City  Board of Trade.  The  Sub-advisor  does not believe that  differences in composition  of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the movements in such indices.  However,  such  differences in the indices may result in differences  in  correlation of the futures  contracts with movements in the value of the securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures  contracts  that may be created in the future.

         The  nature of  initial  margin in  futures  transactions  is  different  from that of margin in  security transactions  in that futures  contract  margin does not involve the  borrowing  of funds to finance  transactions.
Rather,  the initial  margin is in the nature of a performance  bond or good faith deposit on the contract which is returned to the Fund upon  termination of the futures  contract,  assuming all  contractual  obligations  have been satisfied.

         There  are  several  risks in  connection  with the use of stock  index  futures  by the Fund as a hedging device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and  movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index  futures  may move  more  than or less than the price of the  securities  being  hedged.  If the price of the stock index  futures  moves less than the price of the  securities  which are the  subject of the hedge,  the hedge will  not be fully  effective  but,  if the  price of the  securities  being  hedged  has  moved in an  unfavorable direction,  the  Fund  would  be in a  better  position  than if it had not  hedged  at all.  If the  price  of the securities  being hedged has moved in a favorable  direction,  this advantage will be partially  offset by the loss on the index future.  If the price of the future moves more than the price of the stock,  the Fund will  experience either  a loss or gain on the  future  which  will  not be  completely  offset  by  movements  in the  price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation  of movements in the price of securities  being hedged and movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures  contracts in a greater dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities  has been greater than the  volatility over such time period for the index,  or if otherwise  deemed to be  appropriate  by the  Sub-advisor.  Conversely, the Fund may buy or sell fewer stock index futures  contracts if the  volatility  over a particular  time period of the prices of the  securities  being hedged is less than the  volatility  over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased to hedge  against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is possible that the market may decline  instead.  If the Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market  decline or for other reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase  and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio  Turnover.  The Fund's  investment  policies as described  above are based on the  Sub-advisor's assessment  of  fundamentals  in the  context  of  changing  market  valuations.  Therefore,  they may  under  some conditions  involve  frequent  purchases and sales of shares of a particular  issuer as well as the  replacement of securities.  The  Sub-advisor  expects that more of its portfolio  turnover will be  attributable  to increases and decreases in the size of particular  portfolio  positions  rather than to the complete  elimination of a particular issuer's  securities  from the Fund.  It is  anticipated  that the growth  portion  of the Fund may have  portfolio turnover  exceeding 100%. For more  information on portfolio  turnover,  see this SAI and the Company's  Prospectus under "Portfolio Turnover."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Alliance  Growth Fund.  These  limitations  are not  "fundamental"  restrictions  and may be changed without shareholder approval.  The Fund will not:

         1.       Invest in companies for the purpose of exercising control;

         2.       Purchase  the  securities  of any  other  investment  company  or  investment  trust,  except  in compliance with the 1940 Act;

         3.       Invest in interests in oil, gas or other mineral  exploration  or  development  programs,  except that it may purchase  and sell  securities  of companies  that deal in oil,  gas or other  mineral  exploration  or development programs;

         4.       Make short  sales of  securities  or purchase  securities  on margin  except for such  short-term credits as may be necessary for the clearance of transactions;

         5.       Purchase  illiquid  securities if immediately  after such  investment more than 15% of the Fund's net assets (taken at market value) would be so invested;

         Whenever  any  investment  restriction  states a maximum  percentage  of the  Fund's  assets  which may be invested in any security or other asset,  it is intended that such percentage be determined  immediately  after and as a result of the Fund's  acquisition  of such  securities or other  assets.  Accordingly,  any later  increase or decrease in percentage beyond the specified  limitation  resulting from changes in values or net assets will not be considered a violation of any such maximum.

ASAF SANFORD BERNSTEIN DEEP VALUE FUND:

Investment Objective:  The investment objective of the Fund is to seek long-term capital growth.

Investment Policies:

         As a  diversified  fund,  no more than 5% of the assets of the Fund may be invested in the  securities  of one issuer  (other than U.S.  Government  Securities),  except that up to 25% of the Fund's  assets may be invested without  regard to this  limitation.  The Fund will not  invest  more than 25% of its assets in the  securities  of issuers in any one industry.

         Short-Term  Instruments.  When  the  Fund  experiences  large  cash  inflows  or  anticipates  substantial redemption  requests,  the Fund may hold  short-term  investments for a limited time pending the purchase of equity securities.  The Fund's  short-term  instruments  may consist of: (i) short-term  obligations  issued or guaranteed by the U.S. government or any of its agencies or  instrumentalities  or by any of the states; (ii) other short-term debt  securities  rated AA or higher by Standard & Poor's  ("S&P") or Aa or higher by Moody's  or, if  unrated,  of comparable  quality in the opinion of the Sub-advisor;  (iii) commercial paper;  (iv) bank  obligations,  including negotiable  certificates of deposit,  time deposits and bankers'  acceptances;  and (v) repurchase  agreements.  At the time the Fund invests in  commercial  paper,  bank  obligations  or  repurchase  agreements,  the issuer or the issuer's  parent  must have  outstanding  debt rated AA or higher by S&P or Aa or higher by Moody's or  outstanding commercial  paper  or bank  obligations  rated  A-1 by S&P or  Prime-1  by  Moody's;  or,  if no such  ratings  are available, the instrument must be of comparable quality in the opinion of the Sub-advisor.

         Certificates  of Deposit  and  Bankers'  Acceptances.  Certificates  of deposit are  receipts  issued by a depository  institution  in exchange for the deposit of funds.  The issuer agrees to pay the amount  deposited plus interest to the bearer of the receipt on the date  specified on the  certificate.  The  certificate  usually can be traded in the secondary  market prior to maturity.  Bankers'  acceptances  typically arise from  short-term  credit arrangements  designed to enable  businesses  to obtain funds to finance  commercial  transactions.  Generally,  an acceptance  is a time draft drawn on a bank by an  exporter  or an  importer to obtain a stated  amount of funds to pay for specific merchandise.  The draft is then "accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The  acceptance  may then be held by the accepting bank as an  asset  or it may be sold  in the  secondary  market  at the  going  rate  of  discount  for a  specific maturity.  Although  maturities for  acceptances can be as long as 270 days,  most  acceptances  have maturities of six months or less.

         Commercial  Paper.  Commercial  paper  consists  of  short-term  (usually  from 1 to 270  days)  unsecured promissory  notes issued by  corporations  in order to finance their current  operations.  A variable amount master demand  note  (which  is  a  type  of  commercial  paper)  represents  a  direct  borrowing  arrangement  involving periodically  fluctuating  rates of interest  under a letter  agreement  between a  commercial  paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         U.S.  Government  Obligations.  The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or  instrumentalities.  These  obligations  may or may not be backed by the "full faith and credit" of the
United States.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally to the federal agency issuing or  guaranteeing  the obligation for ultimate  repayment,  and may not be able to assert a claim  against  the United  States  itself in the event the  agency or  instrumentality does not meet its  commitments.  Government  securities  in which the Fund may  invest  that are not  backed by the full faith and credit of the United States  include,  but are not limited to,  obligations of the Tennessee  Valley
Authority,  the Federal Home Loan Mortgage Corporation and the U.S. Postal Service,  each of which has the right to borrow from the U.S.  Treasury to meet its  obligations,  and obligations of the Federal Farm Credit System and the
Federal Home Loan Banks,  both of whose  obligations may be satisfied only by the individual  credit of the issuing agency.  Securities  that are backed by the full faith and credit of the United States  include  obligations of the
Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         Equity  Investments.  The Fund may invest in equity securities listed on any domestic  securities exchange or traded in the  over-the-counter  markets,  including  ADRs and U.S.  dollar  denominated  securities  of foreign issuers that trade on domestic exchanges and in the  over-the-counter  markets..  They may or may not pay dividends or carry voting rights.  Common stock occupies the most junior position in a company's capital structure.

Futures Contracts and Options on Futures Contracts.

         Futures  Contracts.  The Fund may enter into securities index futures  contracts.  U.S. futures  contracts have been designed by exchanges  which have been designated  "contracts  markets" by the CFTC, and must be executed through a futures  commission  merchant,  or brokerage  firm,  which is a member of the relevant  contract  market.
Futures contracts trade on a number of exchange markets,  and, through their clearing  corporations,  the exchanges guarantee  performance of the contracts as between the clearing  members of the exchange.  These  investments  will be made by the Fund solely for hedging purposes.

         At the same time a futures  contract is purchased or sold,  the Fund must allocate cash or securities as a deposit  payment  ("initial  margin").  It is expected that the initial margin would be  approximately 1 1/2% to 5%
of a  contract's  face  value.  Daily  thereafter,  the futures  contract  is valued and the payment of  "variation margin" may be  required,  because  each day the Fund will  provide or receive  cash that  reflects  any decline or increase in the contract's value.

         Although  futures  contracts by their terms call for the actual delivery or acquisition of securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract without having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished by buying (or selling,  as the case may be) on a commodities  exchange an identical  futures  contract calling for delivery in the same month.
Such a  transaction,  which is effected  through a member of an exchange,  cancels the  obligation  to make or take delivery of the  securities.  Because  transactions in the futures market are made,  offset or fulfilled  through a clearinghouse  associated  with the exchange on which the contracts are traded,  the Fund will incur brokerage fees when it  purchases  or sells  futures  contracts.  The  liquidity  of the futures  market  depends on  participants entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other risks.  Nonetheless,  the Sub-advisor  believes that use of such contracts in certain  circumstances  will benefit the Fund. For an additional  discussion of futures contracts and the risks  involved  therein,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Options on Futures  Contracts.  The Fund may use stock index  futures on a continual  basis to  "equitize"
cash so that the Fund may  maintain  100% equity  exposure.  The Fund will not enter into any futures  contracts or options on futures  contracts if immediately  thereafter the amount of margin deposits on all the futures contracts of the Fund and  premiums  paid on  outstanding  options on futures  contracts  owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures  option gives the holder,  in return for the premium paid,  the right to buy (call) from or sell
(put) to the writer of the option a futures  contract  at a  specified  price at any time  during the period of the option.  Upon exercise,  the writer of the option is obligated to pay the difference  between the cash value of the futures contract and the exercise price.  Like the buyer or seller of a futures  contract,  the holder,  or writer, of an option has the right to terminate  its position  prior to the  scheduled  expiration of the option by selling or purchasing an option of the same series,  at which time the person  entering into the closing  transaction  will realize a gain or loss. The Fund will be required to deposit  initial  margin and variation  margin with respect to put and call  options on futures  contracts  written  by it  pursuant  to  brokers'  requirements  similar to those described  above.  Net option  premiums  received will be included as initial margin  deposits.  In anticipation of an increase in securities  prices,  the Fund may purchase call options on futures contracts as a substitute for the purchase  of futures  contracts  to hedge  against a possible  increase  in the price of  securities  that the Fund intends to purchase.  Similarly,  if the value of the securities held by the Portfolio is expected to decline,  the
Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures  options  involve some of the same  considerations  that are involved in connection with  investments in futures  contracts (for example,  the existence of a liquid  secondary  market).  In addition, the  purchase  or sale of an option  also  entails  the risk that  changes in the value of the  underlying  futures contract  will not  correspond  to changes in the value of the option  purchased.  Depending  on the pricing of the option compared to either the futures  contract upon which it is based,  or upon the price of the securities  being hedged,  an option may or may not be less risky than  ownership  of the  futures  contract or such  securities.  In general,  the  market  prices  of  options  can be  expected  to be more  volatile  than the  market  prices on the underlying  futures  contract.  Compared to the  purchase or sale of futures  contracts,  however,  the purchase of call or put options on futures  contracts  may  frequently  involve  less  potential  risk to the Fund  because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options  on  Securities  Indices.  The Fund  may  purchase  and  write  (sell)  call  and put  options  on securities  indices.  Such  options give the holder the right to receive a cash  settlement  during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities  indices  entail certain risks.  The absence of a liquid  secondary  market to close out options  positions on  securities  indices may occur,  although the Portfolio  generally  will only purchase or write such an option if the Sub-advisor believes the option can be closed out.

         Use of  options  on  securities  indices  also  entails  the risk  that  trading  in such  options  may be interrupted  if trading in certain  securities  included in the index is  interrupted.  The Fund will not  purchase such options unless the  Sub-advisor  believes the market is  sufficiently  developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks  involved  therein,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Purchase  any  security or evidence of interest  therein on margin,  except that such  short-term credit as may be necessary for the  clearance of purchases and sales of securities  may be obtained and except that deposits of initial deposit and variation  margin may be made in connection with the purchase,  ownership,  holding or sale of futures;

         2.       Invest for the purpose of exercising control or management;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         4.       Invest more than 15% of the Fund's net assets  (taken at the greater of cost or market  value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities and commercial  paper that is sold  under  section  4(2) of the 1933  Act  that  have  been  determined  to be  liquid  under  procedures established by the Board of Directors.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND:

Investment  Objective:  The investment  objective of the ASAF Sanford  Bernstein  Managed Index 500 Fund (formerly, the ASAF Bankers Trust Managed  Index 500 Fund) is to  outperform  the Standard & Poor's 500 Composite  Stock Price
Index (the "S&P 500(R)") through stock selection  resulting in different  weightings of common stocks relative to the index.

Investment Policies:

         As a  diversified  fund,  no more than 5% of the assets of the Fund may be invested in the  securities  of one issuer  (other than U.S.  Government  Securities),  except that up to 25% of the Fund's  assets may be invested without  regard to this  limitation.  The Fund will not  invest  more than 25% of its assets in the  securities  of issuers in any one industry.  In the unlikely  event that the S&P 500 should  concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired.

         About the S&P 500.  The Fund is not  sponsored,  endorsed,  sold or  promoted  by  Standard  &  Poor's,  a division  of The  McGraw-Hill  Companies,  Inc.  ("S&P").  S&P makes no  representation  or  warranty,  express  or implied,  to the  shareholders of the Fund or any member of the public  regarding the  advisability of investing in securities  generally  or in the Fund  particularly  or the ability of the S&P 500 to track  general  stock  market performance.  S&P's only  relationship to the Investment  Manager or the  Sub-advisor is a license  provided to the
Investment  Manager of certain  trademarks and trade names of S&P and of the S&P 500 which is determined,  composed and  calculated by S&P without  regard to Investment  Manager,  Sub-advisor  or the Fund.  S&P has no obligation to take the needs of the  Investment  Manager,  Sub-advisor  or the  shareholders  of the Fund into  consideration  in determining,  composing or calculating  the S&P 500. S&P is not  responsible  for and has not  participated  in the determination  of the  prices  and  amount of Fund's  shares or the  timing of the  issuance  or sale of the Fund's shares,  or in the  determination  or calculation of the Fund's net asset value. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

         S&P does not guarantee the accuracy and/or the  completeness  of the S&P 500 or any data included  therein and shall have no liability for any errors,  omissions,  or interruptions  therein. S&P makes no warranty,  express or implied,  as to the results to be obtained by the Fund,  shareholders of the Fund, or any other person or entity from  the use of the S&P 500 or any data  included  therein.  S&P  makes  no  express  or  implied  warranties  and expressly  disclaims all warranties of  merchantability  or fitness for a particular purpose or use with respect to the S&P 500 or any data included  therein.  Without  limiting any of the foregoing,  in no event shall S&P have any liability for any special,  punitive,  indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

         Short-Term  Instruments.  When  the  Fund  experiences  large  cash  inflows  or  anticipates  substantial redemption  requests,  the Fund may hold  short-term  investments for a limited time pending the purchase of equity securities.  The Fund's  short-term  instruments  may consist of: (i) short-term  obligations  issued or guaranteed by the U.S. government or any of its agencies or  instrumentalities  or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated,  of comparable  quality in the opinion of the Sub-advisor;  (iii) commercial paper; (iv) bank obligations,  including  negotiable  certificates of deposit, time deposits and bankers'  acceptances;  and (v) repurchase  agreements.  At the time the Fund invests in commercial  paper,  bank  obligations  or  repurchase  agreements,  the  issuer or the  issuer's  parent  must have outstanding  debt  rated AA or higher by S&P or Aa or higher by  Moody's or  outstanding  commercial  paper or bank obligations  rated A-1 by S&P or Prime-1 by Moody's;  or, if no such ratings are available,  the instrument must be of comparable quality in the opinion of the Sub-advisor.

         Certificates  of Deposit  and  Bankers'  Acceptances.  Certificates  of deposit are  receipts  issued by a depository  institution  in exchange for the deposit of funds.  The issuer agrees to pay the amount  deposited plus interest to the bearer of the receipt on the date  specified on the  certificate.  The  certificate  usually can be traded in the secondary  market prior to maturity.  Bankers'  acceptances  typically arise from  short-term  credit arrangements  designed to enable  businesses  to obtain funds to finance  commercial  transactions.  Generally,  an acceptance  is a time draft drawn on a bank by an  exporter  or an  importer to obtain a stated  amount of funds to pay for specific merchandise.  The draft is then "accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The  acceptance  may then be held by the accepting bank as an  asset  or it may be sold  in the  secondary  market  at the  going  rate  of  discount  for a  specific maturity.  Although  maturities for  acceptances can be as long as 270 days,  most  acceptances  have maturities of six months or less.

         Commercial  Paper.  Commercial  paper  consists  of  short-term  (usually  from 1 to 270  days)  unsecured promissory  notes issued by  corporations  in order to finance their current  operations.  A variable amount master demand  note  (which  is  a  type  of  commercial  paper)  represents  a  direct  borrowing  arrangement  involving periodically  fluctuating  rates of interest  under a letter  agreement  between a  commercial  paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         U.S.  Government  Obligations.  The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or  instrumentalities.  These  obligations  may or may not be backed by the "full faith and credit" of the
United States.  In the case of securities  not backed by the full faith and credit of the United  States,  the Fund must look  principally to the federal agency issuing or  guaranteeing  the obligation for ultimate  repayment,  and may not be able to assert a claim  against  the United  States  itself in the event the  agency or  instrumentality does not meet its  commitments.  Government  securities  in which the Fund may  invest  that are not  backed by the full faith and credit of the United States  include,  but are not limited to,  obligations of the Tennessee  Valley
Authority,  the Federal Home Loan Mortgage Corporation and the U.S. Postal Service,  each of which has the right to borrow from the U.S.  Treasury to meet its  obligations,  and obligations of the Federal Farm Credit System and the
Federal Home Loan Banks,  both of whose  obligations may be satisfied only by the individual  credit of the issuing agency.  Securities  that are backed by the full faith and credit of the United States  include  obligations of the
Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

         Equity  Investments.  The Fund may invest in equity securities listed on any domestic  securities exchange or  traded in the  over-the-counter  market.  They may or may not pay  dividends  or carry  voting  rights.  Common stock occupies the most junior position in a company's capital structure.

         Warrants.  Warrants  entitle  the  holder to buy common  stock  from the  issuer at a specific  price (the strike  price) for a  specific  period of time.  The  strike  price of  warrants  sometimes  is much lower than the current market price of the underlying  securities,  yet warrants are subject to similar price  fluctuations.  As a result, warrants may be more volatile investments than the underlying securities.

         Warrants  do not  entitle  the  holder to  dividends  or voting  rights  with  respect  to the  underlying securities  and do not represent any rights in the assets of the issuing  company.  Also,  the value of the warrant does not necessarily change with the value of the underlying securities.

         Convertible  Securities.  Convertible  securities may be debt  securities or preferred  stocks that may be converted into common stock or that carry the right to purchase common stock.  Convertible  securities  entitle the holder to exchange the  securities for a specified  number of shares of common stock,  usually of the same company, at specified prices within a certain period of time.

         The terms of any  convertible  security  determine its ranking in a company's  capital  structure.  In the case of subordinated  convertible  debentures,  the holders' claims on assets and earnings are  subordinated to the claims of other  creditors,  and are senior to the claims of  preferred  and  common  shareholders.  In the case of convertible  preferred  stock,  the holders'  claims on assets and earnings are  subordinated  to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts.

         Futures  Contracts.  The Fund may enter into securities index futures  contracts.  U.S. futures  contracts have been designed by exchanges  which have been designated  "contracts  markets" by the CFTC, and must be executed through a futures  commission  merchant,  or brokerage  firm,  which is a member of the relevant  contract  market.
Futures contracts trade on a number of exchange markets,  and, through their clearing  corporations,  the exchanges guarantee  performance of the contracts as between the clearing  members of the exchange.  These  investments  will be made by the Fund solely for hedging  purposes.  In this  regard,  the Fund may enter into  futures  contracts or options on futures related to the S&P 500.

         At the same time a futures  contract is purchased or sold,  the Fund must allocate cash or securities as a deposit  payment  ("initial  margin").  It is expected that the initial margin would be  approximately 1 1/2% to 5%
of a  contract's  face  value.  Daily  thereafter,  the futures  contract  is valued and the payment of  "variation margin" may be  required,  because  each day the Fund will  provide or receive  cash that  reflects  any decline or increase in the contract's value.

         Although  futures  contracts by their terms call for the actual delivery or acquisition of securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract without having to make or take delivery of the securities.  The offsetting of a contractual  obligation is accomplished by buying (or selling,  as the case may be) on a commodities  exchange an identical  futures  contract calling for delivery in the same month.
Such a  transaction,  which is effected  through a member of an exchange,  cancels the  obligation  to make or take delivery of the  securities.  Because  transactions in the futures market are made,  offset or fulfilled  through a clearinghouse  associated  with the exchange on which the contracts are traded,  the Fund will incur brokerage fees when it  purchases  or sells  futures  contracts.  The  liquidity  of the futures  market  depends on  participants entering into offsetting  transactions  rather than making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other risks.  Nonetheless,  the Sub-advisor  believes that use of such contracts in certain  circumstances  will benefit the Fund. For an additional  discussion of futures contracts and the risks  involved  therein,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors  and
Investment Methods."

         Options on Futures  Contracts.  The Fund may use stock index  futures on a continual  basis to  "equitize"
cash so that the Fund may  maintain  100% equity  exposure.  The Fund will not enter into any futures  contracts or options on futures  contracts if immediately  thereafter the amount of margin deposits on all the futures contracts of the Fund and  premiums  paid on  outstanding  options on futures  contracts  owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.

         A futures  option gives the holder,  in return for the premium paid,  the right to buy (call) from or sell
(put) to the writer of the option a futures  contract  at a  specified  price at any time  during the period of the option.  Upon exercise,  the writer of the option is obligated to pay the difference  between the cash value of the futures contract and the exercise price.  Like the buyer or seller of a futures  contract,  the holder,  or writer, of an option has the right to terminate  its position  prior to the  scheduled  expiration of the option by selling or purchasing an option of the same series,  at which time the person  entering into the closing  transaction  will realize a gain or loss. The Fund will be required to deposit  initial  margin and variation  margin with respect to put and call  options on futures  contracts  written  by it  pursuant  to  brokers'  requirements  similar to those described  above.  Net option  premiums  received will be included as initial margin  deposits.  In anticipation of an increase in securities  prices,  the Fund may purchase call options on futures contracts as a substitute for the purchase  of futures  contracts  to hedge  against a possible  increase  in the price of  securities  that the Fund intends to purchase.  Similarly,  if the value of the securities held by the Fund is expected to decline,  the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures  options  involve some of the same  considerations  that are involved in connection with  investments in futures  contracts (for example,  the existence of a liquid  secondary  market).  In addition, the  purchase  or sale of an option  also  entails  the risk that  changes in the value of the  underlying  futures contract  will not  correspond  to changes in the value of the option  purchased.  Depending  on the pricing of the option compared to either the futures  contract upon which it is based,  or upon the price of the securities  being hedged,  an option may or may not be less risky than  ownership  of the  futures  contract or such  securities.  In general,  the  market  prices  of  options  can be  expected  to be more  volatile  than the  market  prices on the underlying  futures  contract.  Compared to the  purchase or sale of futures  contracts,  however,  the purchase of call or put options on futures  contracts  may  frequently  involve  less  potential  risk to the Fund  because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures contact involves risks similar to those risks relating to the sale of futures contracts.

         Options  on  Securities  Indices.  The Fund  may  purchase  and  write  (sell)  call  and put  options  on securities  indices.  Such  options give the holder the right to receive a cash  settlement  during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities  indices  entail certain risks.  The absence of a liquid  secondary  market to close out options  positions on securities  indices may occur,  although the Fund  generally  will only purchase or write such an option if the Sub-advisor believes the option can be closed out.

         Use of  options  on  securities  indices  also  entails  the risk  that  trading  in such  options  may be interrupted  if trading in certain  securities  included in the index is  interrupted.  The Fund will not  purchase such options unless the  Sub-advisor  believes the market is  sufficiently  developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks  involved  therein,  see this SAI and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Purchase  any  security or evidence of interest  therein on margin,  except that such  short-term credit as may be necessary for the  clearance of purchases and sales of securities  may be obtained and except that deposits of initial deposit and variation  margin may be made in connection with the purchase,  ownership,  holding or sale of futures;

         2.       Invest for the purpose of exercising control or management;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         4.       Invest more than 15% of the Fund's net assets  (taken at the greater of cost or market  value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities and commercial  paper that is sold  under  section  4(2) of the 1933  Act  that  have  been  determined  to be  liquid  under  procedures established by the Board of Directors.

ASAF ALLIANCE GROWTH AND INCOME FUND:

Investment  Objective:  The  investment  objective  of the  Fund is to  seek  capital  growth  and  income  through investments primarily in dividend-paying common stocks of good quality.

Investment Policies:

         It is the policy of the Fund to seek to balance  the  objectives  of  reasonable  opportunity  for capital growth and  reasonable  current  income  through  investments  primarily in  dividend-paying  common stocks of good quality.  However,  it may invest  whenever the economic  outlook is  unfavorable  for common stock  investments in other types of securities, such as bonds, convertible bonds, preferred stocks, and convertible preferred stocks.

         Purchases  and  sales of  portfolio  securities  are made at such  times  and in such  amounts  as  deemed advisable in light of market,  economic and other  conditions,  irrespective  of the degree of portfolio  turnover.
The Fund engages primarily in holding securities for investment and not for trading purposes.

         Covered  Call  Options.  Subject  to market  conditions,  the Fund may try to  realize  income by  writing covered  call  option  contracts  provided  that the  option is  listed  on a  domestic  securities  exchange.  The
Sub-advisor  believes  that the premiums the Fund will receive for writing  options can increase the Fund's  income without subjecting it to substantial risks.

         A security on which an option has been  written will be held in escrow by the Fund's  custodian  until the option  expires,  is exercised,  or a closing  purchase  transaction  is made.  The Fund will purchase call options only to close out a position  in an option  written by it. When a security  is sold from the Fund  against  which a call option has been written,  the Fund will effect a closing purchase  transaction so as to close out any existing call option on that security.

         The  premium  received  by the Fund upon  writing a call option will  increase  the Fund's  assets,  and a corresponding  liability  will be recorded and  subsequently  adjusted  from day to day to the current value of the option  written.  For example,  if the current value of the option exceeds the premium  received,  the excess would be an  unrealized  loss and,  conversely,  if the  premium  exceeds  the current  value,  such  excess  would be an unrealized  gain.  The current value of the option will be the last sales price on the principal  exchange on which the option is traded or, in the absence of any transactions, the mean between the closing bid and asked price.

         Except as stated above, the Fund will not purchase or sell puts or calls or combinations thereof.

         Additional  information  on covered  call  options and their risks is included in this  Statement  and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Stock  Index  Futures.  The Fund may  purchase  and sell stock  index  futures  contracts.  A stock  index futures  contract is a bilateral  agreement  pursuant  to which two  parties  agree to take or make  delivery of an amount of liquid assets equal to a specified  dollar amount  multiplied by the  difference  between the stock index value at the  close of the last  trading  day of the  contract  and the  price at which  the  futures  contract  is originally  struck.  No  physical  delivery  of the  underlying  stocks  in the  index is made.  The Fund  will not purchase or sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total  assets  would be hedged by stock index  futures.  The Fund may not purchase or sell a stock index future if, immediately  thereafter,  the sum of the amount of margin deposits on the Fund's existing  futures  positions would exceed 5% of the market value of the Fund's total assets.

         Currently,  stock index  futures  contracts can be purchased or sold with respect to the Standard & Poor's
500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock Exchange  Composite Index on the New York
Futures  Exchange  and the Value Line Stock  Index on the Kansas  City  Board of Trade.  The  Sub-advisor  does not believe that  differences in composition  of the three indices will create any  differences in the price  movements of the stock index futures  contracts in relation to the movements in such indices.  However,  such  differences in the indices may result in differences  in  correlation of the futures  contracts with movements in the value of the securities  being hedged.  The Fund reserves the right to purchase or sell stock index futures  contracts  that may be created in the future.

         The  nature of  initial  margin in  futures  transactions  is  different  from that of margin in  security transactions  in that futures  contract  margin does not involve the  borrowing  of funds to finance  transactions.
Rather,  the initial  margin is in the nature of a performance  bond or good faith deposit on the contract which is returned to the Fund upon  termination of the futures  contract,  assuming all  contractual  obligations  have been satisfied.

         There  are  several  risks in  connection  with the use of stock  index  futures  by the Fund as a hedging device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and  movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index  futures  may move  more  than or less than the price of the  securities  being  hedged.  If the price of the stock index  futures  moves less than the price of the  securities  which are the  subject of the hedge,  the hedge will  not be fully  effective  but,  if the  price of the  securities  being  hedged  has  moved in an  unfavorable direction,  the  Fund  would  be in a  better  position  than if it had not  hedged  at all.  If the  price  of the securities  being hedged has moved in a favorable  direction,  this advantage will be partially  offset by the loss on the index future.  If the price of the future moves more than the price of the stock,  the Fund will  experience either  a loss or gain on the  future  which  will  not be  completely  offset  by  movements  in the  price of the securities  which are the subject of the hedge.  To compensate  for the imperfect  correlation  of movements in the price of securities  being hedged and movements in the price of the stock index  futures,  the Fund may buy or sell stock index futures  contracts in a greater dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities  has been greater than the  volatility over such time period for the index,  or if otherwise  deemed to be  appropriate  by the  Sub-advisor.  Conversely, the Fund may buy or sell fewer stock index futures  contracts if the  volatility  over a particular  time period of the prices of the  securities  being hedged is less than the  volatility  over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased to hedge  against a possible  increase in the price of stock before the Fund is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is possible that the market may  decline  instead.  If the Fund then  concludes  not to invest in stock or options at that time because of concern as to possible  further  market  decline or for other  reasons,  the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         The Fund's  Sub-advisor  intends to purchase  and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         For  additional  information  regarding  futures  contracts  and their risks,  see this  Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The Fund may invest in foreign  securities,  but will not make any such  investments unless such securities are listed on a national  securities  exchange.  The purchase of foreign  securities entails certain  political and economic risks,  and  accordingly,  the Fund has restricted its investments in securities in this category to issues of high quality.  Evidences of ownership of foreign  securities  may be held outside of the
U.S., and the Fund may be subject to the risks  associated with the holding of such property  overseas.  Additional information on foreign  securities and their risks is included in this Statement and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Securities  Ratings.  The  ratings  of debt  securities  by S&P,  Moody's,  Duff & Phelps  and Fitch are a
generally  accepted  barometer  of  credit  risk.  They  are,  however,  subject  to  certain  limitations  from an investor's  standpoint.  The rating of an issuer is heavily weighted by past  developments and does not necessarily reflect  probable future  conditions.  There is frequently a lag between the time a rating is assigned and the time it is updated.  In addition,  there may be varying  degrees of difference in credit risk of securities  within each rating category.

         A detailed  description of the debt security  ratings  assigned by Moody's and S&P is included in Appendix
B to this Statement.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are applicable to the ASAF Alliance Growth and Income Fund.  These  limitations are not  "fundamental  restrictions and may be changed by the Directors without shareholder approval.  The Fund may not:

         1.       Purchase the securities of any other  investment  company except in compliance with the 1940 Act;
and

         2.       Sell securities short.

ASAF MFS GROWTH WITH INCOME FUND:

Investment  Objective:  The investment  objective of the Fund is to seek to provide  reasonable  current income and long-term capital growth and income.

Investment Policies:

         Corporate  Debt  Securities.   The  Fund  may  invest  in  debt   securities,   such  as  convertible  and
non-convertible bonds, notes and debentures, issued by corporations, limited partnerships and similar entities.

         Variable and  Floating  Rate  Obligations.  The Fund may invest in floating or variable  rate  securities.
Investments in variable or floating rate securities  normally will involve industrial  development or revenue bonds which provide that the rate of interest is set as a specific  percentage of a designated  base rate,  such as rates on Treasury Bonds or Bills or the prime rate at a major  commercial  bank, and that a bondholder can demand payment of the  obligations  on behalf of the Fund on short notice at par plus accrued  interest,  which amount may be more or less than the amount of the  bondholder  paid for them.  The maturity of floating or variable  rate  obligations
(including  participation  interests  therein) is deemed to be the longer of (i) the notice period  required before the Fund is entitled  to receive  payment of the  obligation  upon  demand or (ii) the period  remaining  until the obligation's  next  interest  rate  adjustment.  If not  redeemed  by the Fund  through  the  demand  feature,  the obligations mature on a specified date, which may range up to thirty years from the date of issuance.

         Zero Coupon  Bonds,  Deferred  Interest  Bonds and PIK Bonds.  The Fund may invest in zero  coupon  bonds, deferred  bonds and bonds on which the  interest  is payable  in kind  ("PIK  bonds").  Zero  coupon  and  deferred interest  bonds are debt  obligations,  which are issued at a significant  discount  from face value.  The discount approximates  the total  amount of interest the bonds will accrue and  compound  over the period until  maturity or the first  interest  payment date at a rate of interest  reflecting  the market rate of the security at the time of issuance.  While zero coupon bonds do not require the  periodic  payment of interest,  deferred  interest  bonds do provide  for a period of delay  before the  regular  payment of interest  begins.  PIK bonds are debt  obligations, which  provide that the issuer may, at its option,  pay interest on such bonds in cash or in the form of additional debt  obligations.  Such investments  benefit the issuer by mitigating its need for cash to meet debt service,  but also  require a higher  rate of return to attract  investors  who are willing to defer  receipt of such cash.  Such investments may experience  greater  volatility in market value than debt obligations,  which make regular payments of  interest.  The Fund  will  accrue  income  on such  investments  for tax and  accounting  purposes,  which  are distributable  to  shareholders  and which,  because no cash is received  at the time of  accrual,  may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

         Equity  Securities.  The Fund may  invest in all  types of equity  securities,  including  the  following:
common  stocks,  preferred  stocks and preference  stocks;  securities  such as bonds,  warrants or rights that are convertible  into  stocks;  and  depository  receipts  for  those  securities.  These  securities  may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

         Foreign  Securities.  The Fund  may  invest  in  dollar-denominated  and  non-dollar  denominated  foreign securities.  Investing in securities of foreign  issuers  generally  involves risks not ordinarily  associated with investing in securities of domestic  issuers.  For a discussion of the risks  involved in foreign  securities,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Depository  Receipts.  The Fund may invest in American  Depository  Receipts  ("ADRs"),  Global Depository
Receipts ("GDRs") and other types of depository  receipts.  ADRs are certificates by a U.S.  depository  (usually a bank) and  represent a specified  quantity of shares of an  underlying  non-U.S.  stock on deposit with a custodian bank as  collateral.  GDRs and other types of depository  receipts are  typically  issued by foreign banks or trust companies  and  evidence  ownership  of  underlying  securities  issued  by  either a  foreign  or a U.S.  company.
Generally,  ADRs are in registered form and are designed for use in U.S.  securities markets and GDRs are in bearer form and are  designed for use in foreign  securities  markets.  For the purposes of the Fund's  policy to invest a certain percentage of its assets in foreign  securities,  the investments of the Fund in ADRs, GDRs and other types of depository receipts are deemed to be investments in the underlying securities.

         ADRs may be sponsored or  unsponsored.  A sponsored  ADR is issued by a depository  which has an exclusive relationship  with the issuer of the underlying  security.  An unsponsored  ADR may be issued by any number of U.S.
depositories.  Under  the  terms of most  sponsored  arrangements,  depositories  agree to  distribute  notices  of shareholder  meetings and voting instructions,  and to provide shareholder  communications and other information to the ADR holders at the request of the issuer of the deposited  securities.  The depository of an  unsponsored  ADR, on the other hand,  is under no obligation to  distribute  shareholder  communications  received from the issuer of the deposited  securities or to pass through  voting rights to ADR holders in respect of the deposited  securities.
The Fund may invest in either type of ADR.  Although  the U.S.  investor  holds a  substitute  receipt of ownership rather than direct  stock  certificates,  the use of the  depository  receipts in the United Sates can reduce costs and delays as well as potential  currency  exchange and other  difficulties.  The Fund may purchase  securities  in local  markets and direct  delivery  of these  shares to the local  depositary  of an ADR agent bank in the foreign country.  Simultaneously,  the ADR agents create a certificate  which settles at the Fund's custodian in five days.
The Fund may also  execute  trades on the U.S.  markets  using  existing  ADRs.  A foreign  issuer of the  security underlying an ADR is generally not subject to the same  reporting  requirements  in the United States as a domestic issuer.  Accordingly,  information  available to a U.S.  investor  will be limited to the  information  the foreign issuer is required to disclose in its country and the market value of an ADR may not reflect  undisclosed  material information  concerning the issuer of the underlying  security.  ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency.

         Emerging  Markets.  The Fund may invest in securities  of  government,  government-related,  supranational and corporate issuers located in emerging markets.  Such investments entail significant risks as described below.

         Company  Debt.  Governments  of many emerging  market  countries  have  exercised and continue to exercise substantial  influence over many aspects of the private sector through the ownership or control of many  companies, including  some of the largest in any given  country.  As a result,  government  actions in the future could have a significant  effect on economic  conditions in emerging  markets,  which in turn, may adversely affect companies in the private  sector,  general  market  conditions  and prices and yields of certain of the securities in the Fund's portfolio.  Expropriation,  confiscatory taxation,  nationalization,  political,  economic or social instability or other  similar  developments  have  occurred  frequently  over the  history of certain  emerging  markets and could adversely affect the Fund's assets should these conditions recur.

         Foreign  currencies.  Some  emerging  market  countries  may have managed  currencies,  which are not free floating  against the U.S. dollar.  In addition,  there is risk that certain emerging market countries may restrict the free conversion of their currencies into other  currencies.  Further,  certain  emerging market  currencies may not be  internationally  traded.  Certain of these currencies have experienced a steep devaluation  relative to the
U.S. dollar.  Any  devaluations in the currencies in which a Fund's  portfolio  securities are denominated may have a detrimental impact on the Fund's et asset value.

         Inflation.  Many  emerging  markets have  experienced  substantial,  and in some periods  extremely  high, rates of inflation for many years.  Inflation and rapid  fluctuations  in inflation rates have had and may continue to have adverse  effects on the  economies and  securities  markets of certain  emerging  market  countries.  In an attempt  to  control  inflation,  wage and  price  controls  have  been  imposed  in  certain  countries.  Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Liquidity;  Trading Volume;  Regulatory  Oversight.  The securities  markets of emerging market  countries are substantially  smaller, less developed,  less liquid and more volatile than the major securities markets in the
U.S.  Disclosure and regulatory  standards are in many respects less stringent than U.S.  standards.  Furthermore , there is a lower level of  monitoring  and  regulation  of the  markets and the  activities  of  investors  in such markets.

         The limited size of many emerging market  securities  markets and limited trading volume in the securities of emerging  market issuers  compared to volume of trading in the securities of U.S.  issuers could cause prices to be erratic for  reasons  apart from  factors  that  affect the  soundness  and  competitiveness  of the  securities issuers.  For example,  limited  market size may cause prices to be unduly  influenced by traders who control large positions.  Adverse publicity and investors'  perceptions,  whether or not based on in-depth fundamental  analysis, may decrease the value and liquidity of portfolio securities.

         The risk also exists that an emergency  situation may arise in one or more emerging  markets,  as a result of which trading of securities  may cease or may be  substantially  curtailed and prices for the Fund's  securities in such  markets  may not be  readily  available.  The Fund may  suspend  redemption  of its  shares for any period during which an  emergency  exists,  as  determined  by the SEC. If market  prices are not readily  available,  the
Fund's  securities  in the affected  markets will be valued at fair value  determined in good faith by or under the direction of the Board of Directors.

         Withholding.  Income  from  securities  held by the Fund  could be  reduced  by a  withholding  tax on the source or other  taxes  imposed by the  emerging  market  countries  in which the Fund makes its  investments.  The
Fund's net asset value may also be affected by changes in the rates or methods of taxation  applicable  to the Fund or to  entities  in  which  the  Fund  has  invested.  The  Sub-advisor  will  consider  the  cost of any  taxes in determining  whether to acquire any  particular  investments,  but can provide no assurance that the taxes will not be subject to change.

         Forward  Contracts.  The Fund may enter into contracts for the purchase or sale of a specific  currency at a future date at a price at the time the  contract is entered  into (a "Forward  Contract"),  for hedging  purposes
(e.g., to protect its current or intended  investments  from  fluctuations  in currency  exchange rates) as well as for non-hedging purposes).

         The Fund does not presently intend to hold Forward  Contracts  entered into until maturity,  at which time it would be required to deliver or accept delivery of the underlying  currency,  but will seek in most instances to close out  positions  in such  Contracts  by entering  into  offsetting  transactions,  which will serve to fix the
Fund's profit or loss based upon the value of the Contracts at the time the offsetting transactions is executed.

         The Fund will also enter into  transactions in Forward  Contracts for other than hedging  purposes,  which presents  greater profit  potential but also involves  increased  risk. For example,  the Fund may purchase a given foreign currency  through a Forward  Contract if, in the judgement of the  Sub-advisor,  the value of such currency is expected to rise  relative to the U.S.  dollar.  Conversely,  the Fund may sell the  currency  through a Forward
Contract if the Sub-advisor believes that its value will decline relative to the dollar.

         For an additional  discussion of Forward Contracts see this SAI and the Company  Prospectus under "Certain
Risk Factors and Investment Methods."

         Futures  Contracts.  The Fund may  purchase  and sell  futures  contracts  ("Future  Contracts")  on stock indices,  foreign currencies,  interest rates or interest-rate  related instruments,  indices of foreign currencies or  commodities.  The Fund also may  purchase  and sell  Futures  Contracts  on foreign or  domestic  fixed  income securities  or indices of such  securities  including  municipal  bond indices and any other  indices of foreign or domestic fixed income  securities that may become  available for trading.  Such investment  strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Futures Contracts differ from options in that they are bilateral  agreements,  with both the purchaser and the seller  equally  obligated to complete the  transaction.  Futures  Contracts  call for  settlement  only on the expiration date and cannot be exercised at any other time during their term.

         Purchases or sales of stock index futures  contracts are used to attempt to protect the Fund's  current or intended stock  investments  from broad  fluctuations in stock prices.  For example,  the Fund may sell stock index futures  contracts in  anticipations  of or during market decline to attempt to offset the decrease in market value of the Fund's  securities  portfolio that might  otherwise  result.  If such decline  occurs,  the loss in value of portfolio  securities may be offset,  in whole or in part, by gains on the futures  position.  When the Fund is not fully invested in the securities market and anticipates a significant  market advance,  it may purchase stock index futures in order to gain rapid  market  exposure  that may, in part or  entirely,  offset  increases in the cost of securities  that the Fund intends to purchase.  As such  purchases are made, the  corresponding  positions in stock index  futures  contracts  will be closed  out. In a  substantial  majority  of these  transactions,  the Fund will purchase such securities upon  termination of the futures  position,  but under unusual market  conditions,  a long futures position may be terminated without a related purchase of securities.

         The Fund may purchase and sell foreign  currency  futures  contracts for hedging  purposes,  to attempt to protect its current or intended  investments  from  fluctuations  in currency  exchange  rates.  Such  fluctuations could reduce the dollar value of portfolio  securities  denominated in foreign  currencies,  or increase the dollar cost of  foreign-denominated  securities,  or increase  the dollar  cost of  foreign-denominated  securities  to be acquired,  even if the value of such securities in the currencies in which they are denominated  remains  constant.
The Fund may sell futures contracts on a foreign currency,  for example,  where it holds securities  denominated in such  currency and it  anticipates  a decline in the value of such  currency  relative to the dollar.  In the event such decline occurs,  the resulting  adverse effect on the value of  foreign-denominated  securities may be offset, in whole or in part, by gains on the futures contracts.

         Conversely,  the Fund could protect  against a rise in the dollar cost of  foreign-denominated  securities to be acquired by purchasing futures contracts on the relevant  security,  which could offset, in whole or in part, the increased cost of such  securities  resulting  from the rise in the dollar value of the underlying  currencies.
Where the Fund purchases futures contracts under such  circumstances,  however,  and the prices of securities to be acquired  instead  decline,  the Fund will sustain  losses on its futures  position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         For further  information  on Futures  Contracts,  see this SAI under  "Certain Risk Factors and Investment
Methods."

         Investment  in Other  Investment  Companies.  The Fund may invest other  investment  companies,  including both open-end and  closed-end  companies.  Investments in closed-end  investment  companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

         Options.  The Fund may invest in the  following  types of  options,  which  involves  the risks  described below under the caption "Special Risk Factors."

         Options on  Foreign  Currencies.  The Fund may  purchase  and write  options  on  foreign  currencies  for hedging and non-hedging  purposes in a manner similar to that in which Futures Contracts on foreign currencies,  or
Forward  Contracts,  will be  utilized.  For  example,  where a rise in the  dollar  value of a  currency  in which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  the Fund may purchase call options thereon.  The purchase of such options could offset,  at least  partially,  the effect of the adverse movements in exchange rates.

         Similarly,  instead of  purchasing a call option to hedge  against an  anticipated  increase in the dollar cost of  securities  to be acquired,  the Fund could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will expire  unexercised  and allow the Fund to hedge such increased cost up to the amount of the  premium.  Foreign  currency  options  written  by the Fund will  generally  be  covered  in a manner similar to the covering of other types of options.

         Options on Futures  Contracts.  The Fund may also  purchase and write options to buy or sell those Futures
Contracts in which it may invest as described  above under "Futures  Contracts."  Such  investment  strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Options on Futures  Contracts  that are written or purchased by the Fund on U.S.  Exchanges  are traded on the same  contract  market as the  underlying  Futures  Contract,  an, like Futures  Contracts,  are subject to the regulation  by the CFTC and the  performance  guarantee of the  exchange  clearinghouse.  In  addition,  Options on
Futures  Contracts  may be traded on foreign  exchanges.  The Fund may cover the writing of call Options on Futures
Contracts (a) through  purchases of the underlying  Futures Contract,  (b) through ownership of the instrument,  or instruments  included in the index,  underlying the Futures  Contract,  or (c) through the holding of a call on the same Futures  Contract and in the same  principal  amount as the call written where the exercise  price of the call held (I) is equal to or less than the  exercise  price of the call  written  or (ii) is greater  than the  exercise price of the call written if the Fund owns liquid and  unencumbered  assets equal to the  difference.  The Fund may cover the writing of put Options on Futures  Contracts (a) through sales of the underlying  Futures  Contract,  (b)
through the  ownership of liquid and  unencumbered  assets  equal to the value of the security or index  underlying the Futures  Contract,  or (c) through the holding of a put on the same Futures  Contract and in the same principal amount as the put written  where the  exercise  price of the put held (i) is equal to or greater  than the exercise price of the put written if where the exercise  price of the put held (ii) is less than the  exercise  price of the put  written of the Fund owns liquid and  unencumbered  assets  equal to the  difference.  Put and call  Options on
Futures  Contracts may also be covered in such other manner as may be in accordance  with the rules of the exchange on which the  option is traded  and  applicable  laws and  regulations.  Upon the  exercise  of a call  Option on a
Futures Contract  written by the Fund, the Fund will be required to sell the underlying  Futures Contract which, if the Fund has covered its  obligation  through the purchase of such  Contract,  will serve to liquidate  its futures position.  Similarly,  where a put Option on a Futures Contract written by the Fund is exercised,  the Fund will be required to purchase the underlying  Futures  Contract  which,  if the Fund has covered its obligation  through the sale of such Contract, will close out its futures position.

         Depending on the degree of correlation  between  changes in the value of its portfolio  securities and the changes in the value of its futures  positions,  the Fund's losses from existing  Options on Futures  Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         Options on  Securities.  The Fund may write  (sell)  covered put and call  options,  and  purchase put and call options, on securities.

         A call option  written by the Fund is "covered" if the Fund owns the security  underlying  the call or has an absolute and immediate right to acquire that security without  additional cash  consideration (or for additional cash  consideration  if the Fund owns liquid and  unencumbered  assets  equal to the amount of cash  consideration)
upon conversion or exchange of other  securities  held in its portfolio.  A call option is also covered if the Fund holds a call on the same security and in the same  principal  amount as the call written  where the exercise  price of the call held (a) is equal to or less than the  exercise  price of the call  written or (b) is greater  than the exercise  price of the call written if the Fund owns liquid and  unencumbered  assets equal to the  difference.  If the  portfolio  writes a put option it must  segregate  liquid and  unencumbered  assets  with a value equal to the exercise  price,  or else holds a put on the same  security  and in the same  principal  amount as the put  written where the  exercise  price of the put held is equal to or greater  than the  exercise  price of the put  written or where  the  exercise  price of the put held is less than the  exercise  price of the put  written  if the Fund owns liquid and  unencumbered  assets  equal to the  difference.  Put and call  options  written by the Fund may also be covered in such other  manner as may be in  accordance  with the  requirements  of the  exchange  on which,  or the counterparty with which, the option is traded, and applicable laws and regulations.

         Effecting  a closing  transaction  in the case of a written  call  option  will  permit  the Fund to write another call option on the underlying  security with either a different  exercise price or expiration date or both, or in the case of a written  put option  will  permit the Fund to write  another  put option to the extent that the
Fund owns  liquid and  unencumbered  assets.  Such  transactions  permit the Fund to  generate  additional  premium income,  which will  partially  offset  declines in the value of portfolio  securities  or increases in the cost of securities  to be  acquired.  Also,  effecting a closing  transaction  will  permit the cash or  proceeds  from the concurrent  sale of any securities  subject to the option to be used for other  investments  of the Fund,  provided that another  option on such  security is not written.  If the Fund desires to sell a particular  security from its portfolio  on which it has written a call  option,  it will effect a closing  transaction  in  connection  with the option prior to or concurrent with the sale of the security.

         The Fund may write options in connection with buy-and-write  transactions;  that is, the Fund may purchase a security and then write a call option  against  that  security.  The  exercise  price of the call option the Fund determines to write will depend upon the expected  price movement of the  underlying  security.  The exercise price of a call  option  may be below  ("in-the-money"),  equal to  ("at-the-money")  or above  ("out-of-the-money")  the current  value of the  underlying  security at the time the option is  written.  Buy-and-write  transactions  using in-the-money  call options may be used when it is expected that the price of the  underlying  security will decline moderately during the option period.  Buy-and-write  transactions using  out-of-the-money  call options may be used when it is expected  that the premiums  received from writing the call option plus the  appreciation  in the market price of the  underlying  security up to the exercise price will be greater than the  appreciation  in the price of the underlying  security  alone. If the call options are exercised in such  transactions,  the Fund's' maximum gain will be the  premium  received  by it for  writing the option,  adjusted  upwards or  downwards  by the  difference between the Fund's'  purchase price of the security and the exercise  price,  less related  transaction  costs.  If the options are not exercised and the price of the underlying  security  declines,  the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of  risk/return  characteristics  to  buy-and-write transactions.  If the market price or the underlying  security rises or otherwise is above the exercise price,  the put option will  expire  worthless  and the Fund's'  gain will be limited to the  premium  received,  less  related transaction  costs.  If the market  price of the  underlying  security  declines or otherwise is below the exercise price,  the Fund may elect to close the  position  or retain the option  until it is  exercised,  at which time the
Fund will be  required  to take  delivery  of the  security at the  exercise  price;  the Fund'  return will be the premium  received  from the put  option  minus the amount by which the market  price of the  security  is below the exercise price,  which could result in a loss.  Out-of-the-money,  at-the-money and in-the-money put options may be used by the  Fund in the  same  market  environments  that  call  options  are  used  in  equivalent  buy-and-write transactions.

         The Fund may also write  combinations  of put and call options on the same security,  known as "straddles"
with the same  exercise  price and  expiration  date.  By writing a straddle,  the Fund  undertakes a  simultaneous obligation  to sell and  purchase  the same  security  in the event that one of the  options is  exercised.  If the price of the security  subsequently  rises sufficiently above the exercise price to cover the amount of the premium and  transaction  costs,  the call will likely be  exercised  and the Fund will be required to sell the  underlying security  at a below  market  price.  This  loss may be  offset,  however,  in whole  or in part,  by the  premiums received on the writing of the two  options.  Conversely,  if the price of the  security  declines by a  sufficient amount,  the put will likely be  exercised.  The writing of straddles  will likely be  effective,  therefore,  only where the price of the security  remains stable and neither the call nor the put is exercised.  In those  instances where one of the options is exercised,  the loss on the purchase or sale of the underlying  security may exceed the amount of the premiums received.

         The writing of options on securities will not be undertaken by the Fund solely for hedging  purposes,  and could  involve  certain  risks  which are not  present in the case of hedging  transactions.  Moreover,  even where options are written for hedging  purposes,  such  transactions  constitute only a partial hedge against declines in the value of portfolio  securities  or against  increases  in the value of  securities  to be  acquired,  up to the amount of the premium.  The Fund may also purchase options for hedging purposes or to increase its return.

         The Fund may also purchase  call options to hedge against an increase in the price of securities  that the
Fund  anticipates  purchasing  in the  future.  If such  increase  occurs,  the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit.

         Options on Stock  Indices.  The Fund may write (sell)  covered call and put options and purchase  call and put  options on stock  indices.  The Fund may cover  written  call  options on stock  indices by owning  securities whose price  changes,  in the opinion of the  Sub-advisor,  are  expected to be similar to those of the  underlying index,  or by  having  an  absolute  and  immediate  right to  acquire  such  securities  without  additional  cash consideration  (or for additional cash  consideration if the Fund owns liquid and unencumbered  assets equal to the amount of cash  consideration)  upon  conversion  or exchange of other  securities in its  portfolio.  The Fund may also cover call options on stock  indices by holding a call on the same index and in the same  principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise  price of the call  written  or (b) is  greater  than the  exercise  price  of the  call  written  if the  Fund  own  liquid  and unencumbered  assets  equal to the  difference.  If the  Portfolio  writes put  options on stock  indices,  it must segregate  liquid and  unencumbered  assets with a value  equal to the  exercise  price,  or hold a put on the same stock index and in the same  principal  amount as the put written  where the exercise  price of the put held (a) is equal to or greater  than the exercise  price of the put written or (b) is less than the exercise  price of the put written if the Fund owns liquid and  unencumbered  assets  equal to the  difference.  Put and call options on stock indices may also be covered in such other manner as may be in  accordance  with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The  purchase  of call  options on stock  indices may be used by the Fund to attempt to reduce the risk of missing a broad  market  advance,  or an advance in an  industry or market  segment,  at a time when the Fund holds uninvested  cash or  short-term  debt  securities  awaiting  investment.  When  purchasing  call  options  for this purpose,  the Fund  will also bear the risk of losing  all or a  portion  of the  premium  paid it the value of the index does not rise.  The purchase of call options on stock indices when the Fund is  substantially  fully invested is a form of leverage,  up to the amount of the premium and related  transaction  costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

         The index  underlying a stock index  option may be a  "broad-based"  index,  such as the Standard & Poor's
500 Index or the New York Stock Exchange  Composite  Index,  the changes in value of which  ordinarily will reflect movements in the stock market in general.  In contrast,  certain  options may be based on narrower  market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular  industry groups,  such as those of oil and gas or  technology  companies.  A stock  index  assigns  relative  values to the stocks  included in the index and the index  fluctuates  with changes in the market values of the stocks so included.  The  composition  of the index is changed periodically.

         For an  additional  discussion  of  options,  see this SAI under  "Certain  Risk  Factors  and  Investment
Methods."

         Special Risk Factors.

         Risk of Imperfect  Correlation of Hedging  Instruments with the Fund's  Portfolio.  The use of derivatives for "cross  hedging"  purposes (such as a transaction in a Forward  Contract on one currency to hedge exposure to a different  currency) may involve greater  correlation risks.  Consequently,  the Fund bears the risk that the price of the portfolio  securities  being hedged will not move in the same amount or direction as the underlying index or obligation.

         It should be noted  that  stock  index  futures  contracts  or  options  based  upon a  narrower  index of securities,  such as those of a particular  industry group,  may present greater risk than options or futures based on a broad market index.  This is due to the fact that a narrower  index is more  susceptible  to rapid and extreme fluctuations  as a result of changes in the value of a small  number of  securities.  Nevertheless,  where the Fund enters into  transactions in options or futures on narrowly-based  indices for hedging  purposes,  movements in the value of the index should,  if the hedge is successful,  correlate  closely with the portion of the Fund' portfolio or the intended acquisitions being hedged.

         The trading of  derivatives  for hedging  purposes  entails the additional  risk of imperfect  correlation between  movements  in the  price of the  derivative  and the  price of the  underlying  index or  obligation.  The anticipated  spread  between the prices may be distorted due to the difference in the nature of the markets such as differences  in margin  requirements,  the liquidity of such markets and the  participation  of  speculators in the derivatives  markets. In this regard,  trading by speculators in derivatives has in the past occasionally  resulted in market  distortions,  which may be difficult or impossible to predict,  particularly near the expiration of such instruments.

         The  trading of  Options  on Futures  Contracts  also  entails  the risk that  changes in the value of the underlying  Futures  Contracts  will not be fully  reflected  in the  value of the  option.  The risk of  imperfect correlation,  however,  generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

         Further,  with respect to options on  securities,  options on stock  indices,  options on  currencies  and
Options  on  Futures  Contracts,  the Fund is subject  to the risk of market  movements  between  the time that the option is exercised and the time of  performance  thereunder.  This could  increase the extent of any loss suffered by the Fund in connection with such transactions.

         In writing a covered call option on a security,  index or futures contract,  the Fund also incurs the risk that changes in the value of the  instruments  used to cover the position will not  correlate  closely with changes in the value of the option or  underlying  index or  instrument.  For example,  where the Fund covers a call option written on a stock index through  segregation of securities,  such  securities may not match the composition of the index,  and the Fund may not be fully  covered.  As a  result,  the Fund  could be  subject  to risk of loss in the event of adverse market movements.

         Risks of  Non-Hedging  Transactions.  The Fund may  enter  transactions  in  derivatives  for  non-hedging purposes as well as hedging purposes.  Non-hedging  transactions in such instruments  involve greater risks and may result in losses  which may not be offset by  increases  in the value of  portfolio  securities  or declines in the cost of  securities  to be acquired.  Nevertheless,  the method of covering an option  employed by the Fund may not fully  protect it against  risk of loss and,  in any event,  the Fund could  suffer  losses on the option  position which  might not be offset  by  corresponding  portfolio  gains.  The Fund may also  enter  into  futures,  Forward
Contracts for non-hedging  purposes.  For example,  the Fund may enter into such a transaction as an alternative to purchasing  or selling the  underlying  instrument  or to obtain  desired  exposure to an index or market.  In such instances,  the Fund will be exposed to the same economic  risks  incurred in purchasing or selling the  underlying instrument or  instruments.  However,  transactions  in futures,  Forward  Contracts may be leveraged,  which could expose the Fund to greater risk of loss than such  purchases or sales.  Entering into  transactions  in derivatives for other than  hedging  purposes,  therefore,  could  expose the Fund to  significant  risk of loss if the prices, rates  or  values  of the  underlying  instruments  or  indices  do not  move  in the  direction  or to the  extent anticipated.

         With  respect to the writing of straddles  on  securities,  the Fund incurs the risk that the price of the underlying  security  will not remain  stable,  that one of the  options  written  will be  exercised  and that the resulting loss will not be offset by the amount of the premiums  received.  Such  transactions,  therefore,  create an  opportunity  for increased  return by providing the Fund with two  simultaneous  premiums on the same security, but involve  additional  risk,  since the Fund may have an option  exercised  against it  regardless of whether the price of the security increases or decreases.

         Risk of a Potential  Lack of a Liquid  Secondary  Market.  Prior to exercise or  expiration,  a futures or option  position can only be  terminated by entering into a closing  purchase or sale  transaction.  In that event, it may not be  possible  to close out a position  held by the Fund,  and the Fund could be  required to purchase or sell the  instrument  underlying  an option,  make or receive a cash  settlement or meet ongoing  variation  margin requirements.  Under such circumstances,  if the Fund has insufficient cash available to meet margin  requirements, it will be necessary to liquidate  portfolio  securities or other assets at a time when it is disadvantageous to do
so. The  inability  to close out options  and futures  positions,  therefore,  could have an adverse  impact on the
Fund' ability effectively to hedge its portfolio, and could result in trading losses.

         The trading of Futures  Contracts and options is also subject to the risk of trading  halts,  suspensions, exchange  or  clearinghouse  equipment  failures,  government  intervention,  insolvency  of a  brokerage  firm  or clearinghouse  or other  disruptions  of  normal  trading  activity,  which  could at times  make it  difficult  or impossible to liquidate existing positions or to recover excess variation margin payments.

         Potential   Bankruptcy  of  a  Clearinghouse  or  Broker.  When  the  Fund  enters  into  transactions  in exchange-traded  futures  or  options,  it is  exposed  to the risk of the  potential  bankruptcy  of the  relevant exchange  clearinghouse  or the broker  through  which the Fund has effected the  transaction.  In that event,  the
Fund might not be able to recover amounts  deposited as margin,  or amounts owed to the Fund in connection with its transactions,  for an  indefinite  period of time,  and could  sustain  losses of a portion or all of such amounts.
Moreover,  the performance  guarantee of an exchange  clearinghouse  generally  extends only to its members and the
Fund could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

         Trading  and  Position  Limits.  The  exchanges  on which  futures  and  options  are  traded  may  impose limitations  governing  the  maximum  number of  positions  on the same side of the market and  involving  the same underlying  instrument  which may be held by a single  investor,  whether  acting  alone or in concert  with others
(regardless  of whether such  contracts  are held on the same or  different  exchanges or held or written in one or more  accounts  or  through  one or more  brokers.)  Further,  the  CFTC  and the  various  contract  markets  have established  limits  referred to as  "speculative  position  limits" on the maximum net long or net short  position which any person may hold or  control  in a  particular  futures  or option  contract.  An  exchange  may order the liquidation  of  positions  found  to be in  violation  of  these  limits  and it may  impose  other  sanctions  or restrictions.  The Adviser does not believe that these  trading and  position  limits will have any adverse  impact on the strategies for hedging the portfolios of the Fund.

         Risks of Options on Futures  Contracts.  The amount of risk the Fund  assumes  when it purchases an Option on a Futures  Contract is the premium  paid for the option,  plus  related  transaction  costs.  In order to profit from an option  purchased,  however,  it may be necessary to exercise  the option and to liquidate  the  underlying
Futures  Contract,  subject to the risks of the  availability  of a liquid  offset  market  described  herein.  The writer of an Option on a Futures  Contract is subject to the risks of  commodity  futures  trading,  including  the requirement of initial and variation  margin  payments,  as well as the additional risk that movements in the price of the option may not  correlate  with  movements  in the price of the  underlying  security,  index,  currency  or
Futures Contract.

         Risks of Transactions in Foreign  Currencies and  Over-the-Counter  Derivatives and Other Transactions Not
Conducted  on U.S.  Exchanges.  Transactions  in Forward  Contracts on foreign  currencies,  as well as futures and options  on  foreign  currencies  and  transactions  executed  on  foreign  exchanges,  are  subject  to all of the correlation,  liquidity and other risks outlined  above. In addition,  however,  such  transactions  are subject to the risk of  governmental  actions  affecting  trading in or the prices of currencies  underlying  such  contracts, which could  restrict or eliminate  trading and could have a substantial  adverse  effect on the value of positions held by the Fund.  Further,  the value of such positions  could be adversely  affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further,  unlike  trading in most other types of  instruments,  there is no  systematic  reporting of last sale information with respect to the foreign currencies  underlying  contracts thereon.  As a result, the available information  on which  trading  systems  will be based may not be as complete as the  comparable  data on which the
Fund makes investment and trading decisions in connection with other  transactions.  Moreover,  because the foreign currency market is a global,  24-hour market,  events could occur in that market which will not be reflected in the forward,  futures or options  market until the  following  day,  thereby  making it more  difficult for the Fund to respond to such events in a timely manner.

         Settlements of exercises of  over-the-counter  Forward  Contracts or foreign  currency  options  generally must occur within the country  issuing the underlying  currency,  which in turn requires  traders to accept or make delivery of such  currencies in conformity  with any U.S. or foreign  restrictions  and  regulations  regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

         Unlike  transactions  entered  into by the Fund in  Futures  Contracts  and  exchange-traded  options,  on foreign currencies,  Forward Contracts,  over-the-counter  options on securities,  swaps and other over-the-counter derivatives  are not traded on contract  markets  regulated by the CFTC or (with the  exception of certain  foreign currency options) the SEC. To the contrary,  such instruments are traded through financial  institutions  acting as market-makers,  although foreign currency options are also traded on certain national  securities  exchanges,  such as the  Philadelphia  Stock  Exchange and the Chicago  Board Options  Exchange,  subject to SEC  regulation.  In an over-the-counter  trading  environment,  many of the  protections  afforded  to exchange  participants  will not be available.  For  example,  there  are no daily  price  fluctuation  limits,  and  adverse  market  movements  could therefore  continue to an unlimited  extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related  transaction  costs,  this entire amount could be lost.  Moreover, the option writer and a trader of Forward  Contracts  could lose amounts  substantially  in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         In addition,  over-the-counter  transactions can only be entered into with a financial institution willing to take the opposite side, as principal,  of the Fund's position unless the institution  acts as broker and is able to find another  counterparty  willing to enter into the transaction with the Fund.  Where no such  counterparty is available, it will not be possible to enter into a desired transaction.

         Further,  over-the-counter  transactions  are not subject to the  guarantee of an exchange  clearinghouse, and the Fund will therefore be subject to the risk of default by, or the  bankruptcy of, the financial  institution serving  as its  counterparty.  One or more of such  institutions  also may  decide to  discontinue  their  role as market-makers in a particular  currency or security,  thereby  restricting the Fund's ability to enter into desired hedging transactions.

         Options on  securities,  options on stock indices,  Futures  Contracts,  Options on Futures  Contracts and
options on foreign  currencies may be traded on exchanges located in foreign  countries.  Such transactions may not be conducted in the same manner as those entered into on U.S.  exchanges,  and may be subject to different  margin, exercise,  settlement or expiration procedures.  As a result, many of the risks of over-the-counter  trading may be present in connection with such transactions.

         Options on foreign currencies traded on national  securities  exchanges are within the jurisdiction of the
SEC, as are other securities  traded on such exchanges.  As a result,  many of the protections  provided to traders on organized  exchanges will be available with respect to such  transactions.  In particular,  all foreign currency option  positions  entered  into on a national  securities  exchange  are  cleared  and  guaranteed  by the Options
Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default.

         The purchase and sale of  exchange-traded  foreign  currency  options,  is subject to the risks  regarding adverse  market  movements,  margining of options  written,  the nature of the foreign  currency  market,  possible intervention by  governmental  authorities  and the effects of other  political and economic  events.  In addition, exchange-traded  options  on  foreign  currencies  involve  certain  risks not  presented  by the  over-the-counter market.  For example,  exercise and settlement of such options must be made exclusively  through the OCC, which has established  banking  relationships in applicable foreign countries for this purpose.  As a result, the OCC may, if it determines  that foreign  governmental  restrictions  or taxes would  prevent the orderly  settlement of foreign currency  option  exercises,  or would result in undue burdens on the OCC or its clearing  member,  impose  special procedures on exercise and  settlement,  such as technical  changes in the  mechanics of delivery of currency,  the fixing of dollar settlement prices or prohibitions on exercise.

         Short Sales  Against The Box.  The Fund may make short  sales  "against  the box." If the Fund enters into a short  sales  against  the box,  it is required  to  segregate  securities  equivalent  in kind and amount to the securities  sold short (or securities  convertible or  exchangeable  into such  securities) and is required to hold such securities while the short sale is outstanding.  The Fund will incur transaction  costs,  including  interest, in connection with opening,  maintaining,  and closing short sales against the box. For further  information  about this practice, please refer to the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Short Term  Instruments.  The Fund may hold cash and invest in cash  equivalents,  such as short-term U.S.
Government Securities, commercial paper and bank instruments.

         Temporary  Defensive  Positions.  During  periods  of  unusual  market  conditions  when  the  Sub-advisor believes  that  investing  for  temporary  defensive  purposes  is  appropriate,  or in order  to meet  anticipated redemption  requests,  a large portion or all of the assets of the Fund may be invested in cash (including  foreign currency) or cash  equivalents,  including,  but not limited to,  obligations of banks  (including  certificates of deposit,  bankers acceptances,  time deposits and repurchase agreements),  commercial paper, short-term notes, U.S.
Government securities and related repurchase agreements.

         Warrants.  The Fund may invest in  warrants.  The strike  price of warrants  typically  is much lower than the current  market price of the  underlying  securities,  yet they are subject to similar price  fluctuations,  in absolute  terms.  As a result,  warrants may be more volatile  investments  than the underlying  securities and may offer  greater  potential  for capital  appreciation  as well as capital  loss.  Additional  information  regarding warrants is included in this SAI and the Company's Prospectus under "Certain Risk factors and Investment Methods."

         "When-Issued"  Securities.  The Fund may purchase securities on a "when-issued,"  "forward commitment," or
"delayed  delivery"  basis.  The  commitment to purchase a security for which payment will be made on a future date may be deemed a separate  security.  While awaiting  delivery of securities  purchased on such basis, the Fund will identify liquid and  unencumbered  assets equal to its forward  delivery  commitment.  For more  information  about when-issued securities, please see this SAI under "Certain Risk Factors and Investment Methods."

ASAF INVESCO Equity Income Fund:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income and capital  growth while following sound investment practices.

Investment Policies:

         The Fund will pursue its  objective by  investing  its assets in  securities  that are expected to produce high levels of income and consistent, stable returns.

         In pursuing  its  investment  objective,  the Fund  normally  invests at least 65% of its total  assets in dividend paying common and preferred  stocks.  Up to 30% of the Fund's assets may be invested in equity  securities that do not pay regular  dividends.  The remaining assets are invested in other income producing  securities,  such as corporate  bonds.  Sometimes  warrants are acquired  when  offered  with  income-producing  securities,  but the warrants are  disposed of at the first  favorable  opportunity.  Acquiring  warrants  involves a risk that the Fund will lose the premium it pays to acquire  warrants if the Fund does not exercise a warrant  before it expires.  The major portion of the investment  portfolio  normally  consists of common stocks,  convertible bonds and debentures,
and  preferred  stocks;   however,   there  may  also  be  substantial  holdings  of  debt  securities,   including
non-investment grade and unrated debt securities.

         Debt  Securities.  The debt  securities  in which the Fund invests are  generally  subject to two kinds of risk,  credit risk and market risk.  The ratings  given a debt  security by Moody's and  Standard & Poor's  ("S&P")
provide a  generally  useful  guide as to such  credit  risk.  The lower the rating  given a debt  security by such rating  service,  the  greater  the  credit  risk such  rating  service  perceives  to exist  with  respect to such security.  Increasing  the amount of Fund assets  invested in unrated or lower grade (Ba or less by Moody's,  BB or less by S&P) debt  securities,  while intended to increase the yield produced by the Fund's debt  securities,  will also increase the credit risk to which those debt securities are subject.

         Lower-rated  debt  securities and non-rated  securities of comparable  quality tend to be subject to wider
fluctuations  in  yields  and  market  values  than  higher  rated  debt   securities  and  may  have   speculative
characteristics.  Although the Fund may invest in debt  securities  assigned lower grade ratings by S&P or Moody's, the  Fund's  investments  have  generally  been  limited  to debt  securities  rated B or higher  by either  S&P or
Moody's.  Debt securities  rated lower than B by either S&P or Moody's may be highly  speculative.  The Sub-advisor intends to limit such portfolio  investments  to debt  securities  which are not believed by the  Sub-advisor to be highly  speculative  and which are rated at least CCC or Caa,  respectively,  by S&P or  Moody's.  In  addition,  a significant  economic  downturn or major increase in interest rates may well result in issuers of lower-rated  debt securities  experiencing  increased  financial  stress which would adversely  affect their ability to service their principal and interest  obligations,  to meet projected business goals, and to obtain additional  financing.  While the  Sub-advisor  attempts to limit purchases of lower-rated  debt  securities to securities  having an established retail  secondary  market,  the market for such securities may not be as liquid as the market for higher rated debt securities.  For an additional  discussion of certain risks  involved in  lower-rated  or unrated  securities,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities.  The Fund may lend its securities to qualified brokers,  dealers,  banks, or other  financial  institutions.  While  voting  rights may pass with the  loaned  securities,  if a material  event
(e.g.,  proposed  merger,  sale of assets,  or  liquidation)  is to occur affecting an investment on loan, the loan must be  called  and the  securities  voted.  Loans of  securities  made by the Fund  will  comply  with all  other applicable  regulatory  requirements,  including the rules of the New York Stock Exchange and the  requirements  of the Investment Company Act of 1940 and the Rules of the SEC thereunder.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Invest in companies for the purpose of exercising management or control;

         2.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         3.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments;

         4.       Effect short sales of securities; or

         5.       Purchase  any  security or enter into a repurchase  agreement,  if as a result,  more than 15% of its net assets would be invested in  repurchase  agreements  not  entitling  the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or contractual  restrictions on resale or the absence of a readily available  market.  The Directors of the Company,  or the Investment  Manager or
the Sub-advisor  acting pursuant to authority  delegated by the Directors,  may determine that a readily  available market exists for  securities  eligible for resale  pursuant to Rule 144A under the  Securities Act of 1933, or any successor to that rule, and therefore that such securities are not subject to the foregoing limitation.

ASAF American Century Strategic Balanced Fund:

Investment Objective:  The investment objective of the Fund is to seek capital growth and current income.

Investment Policies:

         In general,  within the  restrictions  outlined  herein,  the Sub-advisor has broad powers with respect to investing  funds or holding  them  uninvested.  Investments  are varied  according  to what is judged  advantageous under changing  economic  conditions.  It will be the policy of the  Sub-advisor  to retain maximum  flexibility in management  without  restrictive  provisions as to the proportion of one or another class of securities that may be held subject to the investment  restrictions  described  below.  However,  the Sub-advisor may invest the assets of the Fund in varying amounts in other instruments and in senior  securities,  such as bonds,  debentures,  preferred stocks  and  convertible  issues,  when such a course is  deemed  appropriate  in order to  attempt  to attain  its financial  objectives.  Senior  securities that, in the opinion of the Sub-advisor,  are high-grade issues may also be purchased for defensive purposes.

         The above  statement of investment  policy gives the Sub-advisor  authority to invest in securities  other than common stocks and  traditional  debt and  convertible  issues.  The  Sub-advisor  may invest in master limited partnerships  (other  than real  estate  partnerships)  and  royalty  trusts  which are  traded on  domestic  stock exchanges when such investments are deemed appropriate for the attainment of the Fund's investment objectives.

         The  Sub-advisor  will  invest  approximately  60% of the Fund in common  stocks and the  balance in fixed income  securities.  Common  stock  investments  are  described  above.  The fixed  income  assets will be invested primarily in investment  grade  securities.  The Fund may invest up to 10% of its fixed income assets in high yield securities.  There are no credit or maturity  restrictions  on the fixed income  securities in which the high yield portion of the Fund may be invested.  The Fund may invest in  securities of the United  States  government  and its
agencies  and  instrumentalities,   corporate,  sovereign  government,   municipal,   mortgage-backed,   and  other
asset-backed  securities.  For purposes of determining  the weighted  average  maturity of the fixed income portion of the Fund,  the  Sub-advisor  will use weighted  average life as the measure of maturity for all  mortgage-backed and  asset-backed  securities.  It can be expected that the Sub-advisor  will invest from time to time in bonds and preferred stock convertible into common stock.

         Forward  Currency  Exchange  Contracts.  The Fund  conducts  its foreign  currency  exchange  transactions either on a spot (i.e.,  cash)  basis at the spot rate  prevailing  in the foreign  currency  exchange  market,  or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

         The Fund expects to use forward  contracts under two  circumstances:  (1) when the  Sub-advisor  wishes to
"lock in" the U.S.  dollar price of a security when the Fund is purchasing or selling a security  denominated  in a foreign  currency,  the Fund would be able to enter into a forward contract to do so ("transaction  hedging");  (2)
when the Sub-advisor  believes that the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  the Fund would be able to enter into a forward  contract to sell foreign  currency for a fixed U.S. dollar amount  approximating the value of some or all of the Fund's  securities  either  denominated in, or whose value is tied to, such  foreign  currency  ("portfolio  hedging").  It is  anticipated  that the Fund will enter into portfolio hedges much less frequently than transaction hedges.

         As to  transactional  hedging,  when the Fund enters  into a trade for the  purchase or sale of a security denominated in a foreign  currency,  it may be desirable to establish  (lock in) the U.S.  dollar cost or proceeds.
By entering into forward  contracts in U.S. dollars for the purchase or sale of a foreign  currency  involved in an underlying  security  transaction,  the Fund will be able to protect  itself  against a possible loss between trade and settlement dates resulting from the adverse change in the  relationship  between the U.S. dollar at the subject foreign currency.

         Under  portfolio  hedging,  when the  Sub-advisor  believes that the currency of a particular  country may suffer a substantial  decline  relative to the U.S.  dollar,  the Fund could enter into a foreign  contract to sell for a fixed  dollar  amount  the  amount  in  foreign  currencies  approximating  the  value  of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to,  such  foreign  currency.  The Fund will place cash or  high-grade  liquid  securities in a separate  account with its custodian in an amount  sufficient to cover its obligation under the contract.  If the value of the securities  placed in the separate account  declines, additional  cash or  securities  will be placed in the  account on a daily  basis so that the value of the  account equals the amount of the Fund's  commitments  with respect to such  contracts.  At any given time, no more than 10%
of the Fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

         The precise  matching of forward  contracts  in the amounts and values of  securities  involved  would not generally be possible  since the future values of such foreign  currencies  will change as a consequence  of market movements in the values of those  securities  between the date the forward contract is entered into and the date it matures.  Predicting  short-term currency market movements is extremely difficult,  and the successful execution of short-term  hedging strategy is highly  uncertain.  The Sub-advisor does not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the prospect for currency  parities will be  incorporated  into the long-term investment decisions made with respect to overall  diversification  strategies.  However, the Sub-advisor believes that it is important to have  flexibility  to enter into such forward  contracts  when it determines  that the Fund 's best interests may be served.

         Generally,  the Fund will not enter into a forward  contract  with a term of greater than one year. At the maturity  of the  forward  contract,  the Fund may either  sell the  portfolio  security  and make  delivery of the foreign  currency,  or it may retain the security and terminate the  obligation to deliver the foreign  currency by purchasing an "offsetting"  forward contract with the same currency trader obligating the Fund to purchase,  on the same maturity date, the same amount of the foreign currency.

         It is  impossible to forecast  with  absolute  precision the market value of the Fund's  securities at the expiration of the forward contract.  Accordingly,  it may be necessary for the Fund to purchase  additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the  security is less than the  amount of foreign  currency  the Fund is  obligated  to  deliver  and if a  decision  is made to sell the security  and  make  delivery  of the  foreign  currency  the  Fund is  obligated  to  deliver.  For an  additional discussion  of forward  currency  exchange  contracts  and certain  risks  involved  therein,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Securities.  To the extent  permitted by its  investment  objectives  and  policies  discussed elsewhere  herein,  the Fund may invest in securities  that are commonly  referred to as  "derivative"  securities.
Certain derivative  securities are more accurately  described as  "index/structured"  securities.  Index/structured securities are derivative  securities  whose value or  performance  is linked to other equity  securities  (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

         Some "derivatives," such as mortgage-backed and other asset-backed  securities,  are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

         The Fund may not invest in a derivative  security  unless the reference  index or the  instrument to which it relates is an eligible  investment for the Fund. For example,  a security  whose  underlying  value is linked to the price of oil would not be a  permissible  investment  because  the Fund may not invest in oil and gas leases or futures.

         The return on a derivative  security may increase or  decrease,  depending  upon changes in the  reference index or instrument to which it relates.

         There is a range of risks associated with derivative investments, including:

o        the risk that the underlying  security,  interest  rate,  market index or other  financial  asset will not move in the direction the portfolio manager anticipates;

o        the possibility that there may be no liquid secondary  market,  or the possibility that price  fluctuation limits may be imposed by the  exchange,  either of which may make it difficult or  impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The  Sub-advisor  will report to the Investment  Manager on activity in derivative  securities,  and the Investment
Manager will report to the Trust's Board of Directors as  necessary.  For  additional  information  on  derivatives and their risks, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  and  Options.  The Fund  may  enter  into  futures  contracts,  options  or  options  on  futures contracts.  The Fund may not,  however,  enter into a futures  transaction  for  speculative  purposes.  Generally, futures transactions will be used to:

o        protect against a decline in market value of the Fund's securities (taking a short futures position), or

o        protect  against  the risk of an  increase  in market  value for  securities  in which the Fund  generally invests at a time
         when the Fund is not fully-invested (taking a long futures position), or

o        provide a temporary  substitute  for the purchase of an  individual  security  that may be purchased in an orderly fashion.

     Some  futures and options  strategies,  such as selling  futures,  buying  puts and writing  calls,  hedge the
Fund's investments against price fluctuations.  Other strategies,  such as buying futures,  writing puts and buying calls, tend to increase market exposure.

         Although other  techniques may be used to control the Fund's exposure to market  fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging  this  exposure.  While the Fund will pay  brokerage commissions  in  connection  with  opening  and  closing  out  futures  positions,  these  costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

         The Fund may engage in futures and options  transactions  based on securities  indices that are consistent with the Fund's  investment  objectives.  Examples  of indices  that may be used  include  the Bond Buyer  Index of
Municipal  Bonds for  fixed  income  funds,  or the S&P 500 Index for  equity  funds.  The Fund also may  engage in futures and options  transactions  based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures contracts  are traded on  national  futures  exchanges.  Futures  exchanges  and trading  are  regulated  under the
Commodity Exchange Act by the CFTC, a U.S. government agency.

         Unlike  when the Fund  purchases  or sells a bond,  no  price  is paid or  received  by the Fund  upon the purchase or sale of the  future.  Initially,  the Fund will be required to deposit an amount of cash or  securities equal to a varying  specified  percentage  of the  contract  amount.  This amount is known as initial  margin.  The margin  deposit is  intended to assure  completion  of the  contract  (delivery  or  acceptance  of the  underlying security) if it is not terminated  prior to the specified  delivery date.  Minimum initial margin  requirements are established  by the futures  exchanges  and may be revised.  In  addition,  brokers may  establish  margin  deposit requirements  that  are  higher  than  the  exchange  minimums.  Cash  held in the  margin  account  is not  income producing.  Subsequent  payments,  called variation margin,  to and from the broker,  will be made on a daily basis as the price of the underlying  debt  securities or index  fluctuates,  making the future more or less valuable,  a process known as marking the contract to market.

         Futures and options prices can be volatile,  and trading in these markets  involves  certain risks,  which are  described  in more detail in this  Statement  and the  Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment  Methods." The Sub-advisor  will seek to minimize these risks by limiting the contracts  entered into on behalf of the Fund to those  traded on  national  futures  exchanges  and for which  there  appears  to be a liquid secondary market.

         Options on Futures.  By purchasing an option on a futures  contract,  the Fund obtains the right,  but not the  obligation,  to sell the futures  contract (a put  option) or to buy the  contract (a call  option) at a fixed strike price.  The Fund can  terminate  its position in a put option by allowing it to expire or by exercising  the option.  If the  option is  exercised,  the Fund  completes  the sale of the  underlying  instrument  at the strike price.  Purchasing  an option on a futures  contract does not require the Fund to make margin  payments  unless the option is exercised.

         Although  they do not  currently  intend to do so, the Fund may write (or sell) call options that obligate it to sell (or  deliver) the  option's  underlying  instrument  upon  exercise of the option.  While the receipt of option  premiums would mitigate the effects of price  declines,  the Fund would give up some ability to participate in a price  increase on the underlying  instrument.  If the Fund were to engage in options  transactions,  it would own the futures  contract at the time a call were written and would keep the contract open until the  obligation to deliver it pursuant to the call expired.

         Portfolio  Securities  Lending.  In order to realize  additional  income,  the Fund may lend its portfolio securities  to persons  not  affiliated  with it and who are deemed to be  creditworthy  by the  Sub-advisor.  Such loans must be secured  continuously  by cash  collateral  maintained on a current basis in an amount at least equal to the market value of the  securities  loaned,  or by irrevocable  letters of credit.  During the existence of the loan,  the Fund must continue to receive the  equivalent  of the interest and  dividends  paid by the issuer on the securities  loaned and  interest  on the  investment  of the  collateral.  The Fund must have the right to call the loan and obtain the  securities  loaned at any time on three days' notice,  including the right to call the loan to enable the Fund to vote the  securities.  Such loans may not exceed  one-third  of the Fund's total assets taken at market.  Interest on loaned  securities  may not exceed 10% of the annual gross income of the Fund (without  offset for realized capital gains).

         Investments  in  Companies  with  Limited  Operating  History.  The Fund may invest in the  securities  of issuers with limiting  operating history.  The Sub-advisor  considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

         Investments  in  securities  of issuers  with limited  operating  history may involve  greater  risks than investments  in  securities  of more mature  issuers.  By their  nature,  such issuers  present  limited  operating history and financial  information  upon which the manager may base its investment  decision on behalf of the Fund.
In addition,  financial  and other  information  regarding  such  issuers,  when  available,  may be  incomplete or inaccurate.

         The Fund will not invest more than 5% of its total  assets in the  securities  of issuers with less than a
three-year   operating  history.   The  Sub-advisor  will  consider  periods  of  capital  formation,   incubation,
consolidation,  and research  and  development  in  determining  whether a particular  issuer has a record of three years of continuous operation.

         Short  Sales.  The Fund may engage in short sales if, at the time of the short sale,  the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not  immediately  deliver the securities sold and is said to have a short position in those  securities  until  delivery  occurs.  To make delivery to the  purchaser,  the executing  broker borrows the  securities  being sold short on behalf of the seller.  While the short  position  is  maintained,  the seller  collateralizes  its obligation to deliver the  securities  sold short in an amount equal to the proceeds of the short sale plus an additional  margin amount  established by the Board of Governors of the Federal Reserve.  If
the Fund engages in a short sale,  the  collateral  account will be maintained by the Fund's  custodian.  While the short sale is open, the Fund will maintain in a segregated  custodial  account an amount of securities  convertible into, or exchangeable  for, such equivalent  securities at no additional  cost.  These  securities would constitute the Fund's long position.

         When the Fund makes a short  sale as  described  above,  any future  losses in the  Fund's  long  position should be reduced by a gain in the short  position.  The  extent to which  such gains or losses are  reduced  would depend  upon the amount of the  security  sold short  relative  to the amount the Fund owns.  There will be certain additional  transaction  costs  associated with short sales,  but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Portfolio  Turnover.  The Sub-advisor  will purchase and sell  securities  without regard to the length of time the security has been held and,  accordingly,  it can be expected  that the rate of portfolio  turnover may be substantial.

         The  Sub-advisor  intends  to  purchase  a  given  security  whenever  the  Sub-advisor  believes  it will contribute to the stated  objective of the Fund,  even if the same  security has only recently been sold.  The Fund will sell a given  security,  no matter  for how long or for how  short a period  it has been  held,  and no matter whether the sale is at a gain or at a loss,  if the  Sub-advisor  believes that it is not  fulfilling  its purpose, either because,  among other things,  it did not live up to the  Sub-advisor's  expectations,  or because it may be replaced  with another  security  holding  greater  promise,  or because it has reached its optimum  potential,  or because of a change in the  circumstances of a particular  company or industry or in general  economic  conditions, or because of some combination of such reasons.

         When a general decline in security  prices is anticipated,  the equity portion of the Fund may decrease or eliminate  entirely  its  equity  position  and  increase  its cash  position,  and when a rise in price  levels is anticipated,  it may increase its equity  position and decrease its cash position.  However,  it should be expected that the Fund will, under most circumstances, be essentially fully invested in equity securities.

         Since  investment  decisions are based on the anticipated  contribution of the security in question to the
Fund's  objectives,  the rate of portfolio  turnover is  irrelevant  when the  Sub-advisor  believes a change is in order to achieve those  objectives,  and the Fund's annual  portfolio  turnover rate cannot be anticipated  and may be  comparatively  high.  Since the  Sub-advisor  does not take  portfolio  turnover  rate into  account  in making investment  decisions,  (1) the  Sub-advisor  has no intention of  accomplishing  any particular  rate of portfolio turnover,  whether high or low, and (2) the  portfolio  turnover  rates in the past should not be  considered  as a representation  of the rates which will be  attained  in the future.  For an  additional  discussion  of  portfolio turnover, see this SAI under "Portfolio Transactions" and the Company's Prospectus under "Portfolio Turnover."

         Collateralized  Mortgage Obligations.  The Fund may buy collateralized  mortgage obligations ("CMOs"). The
Fund may buy CMOs that are: (i)  collateralized  by pools of mortgages in which  payment of principal  and interest of each mortgage is guaranteed by an agency or  instrumentality  of the U.S.  government;  (ii)  collateralized  by pools of mortgages in which  payment of principal and interest are  guaranteed by the issuer,  and the guarantee is collateralized by U.S. government  securities;  or (iii) securities in which the proceeds of the issue are invested in  mortgage  securities  and  payments of  principal  and  interest  are  supported  by the credit of an agency or instrumentality  of the  U.S.  government.  For a  discussion  of CMOs  and the  risks  involved  therein,  see the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Invest more than 15% of its assets in illiquid investments; or

         2.       Buy  securities  on margin or sell short (unless it owns, or by virtue of its ownership of, other securities has the right to obtain securities  equivalent in kind and amount to the securities sold);  however, the
Fund may make margin  deposits  in  connection  with the use of any  financial  instrument  or any  transaction  in securities permitted under its investment policies;

         3.       Invest for control or for management; or

         4.       Invest in the securities of other  investment  companies except in compliance with the Investment
Company Act of 1940.  Duplicate fees may result from such purchases.

ASAF Federated High Yield Bond Fund:

Investment  Objective:  The investment  objective of the Fund is to seek high current income by investing primarily in fixed  income  securities.  The fixed  income  securities  in which the Fund  intends to invest are  lower-rated corporate debt obligations.

Investment Policies:

         Corporate Debt Securities.  The Fund invests  primarily in corporate debt  securities.  The corporate debt obligations  in which the Fund intends to invest are expected to be  lower-rated.  For a discussion  of the special risks  associated  with  lower-rated  securities,  see the Company's  Prospectus  and this SAI under  "Certain Risk
Factors and Investment  Methods."  Corporate debt  obligations in which the Fund invests may bear fixed,  floating, floating and contingent,  or increasing  rates of interest.  They may involve equity features such as conversion or exchange  rights,  warrants for the acquisition of common stock of the same or a different  issuer,  participations based on revenues,  sales or profits,  or the purchase of common stock in a unit transaction  (where corporate debt securities and common stock are offered as a unit).

         U.S.  Government  Obligations.  The types of U.S.  government  obligations  in which  the Fund may  invest include,  but are not limited to, direct obligations of the U.S. Treasury (such as U.S. Treasury bills,  notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or  instrumentalities  (such as the Federal
Home Loan Banks,  Federal National Mortgage  Association,  Government National Mortgage  Association,  Federal Farm
Credit Banks,  Tennessee Valley Authority,  Export-Import Bank of the United States,  Commodity Credit Corporation,
Federal Financing Bank, Student Loan Marketing  Association,  Federal Home Loan Mortgage  Corporation,  or National
Credit Union  Administration).  These securities may be backed by: the full faith and credit of the U.S.  Treasury;
the  issuer's  right to borrow from the U.S.  Treasury;  the  discretionary  authority  of the U.S.  government  to purchase  certain  obligations  of agencies or  instrumentalities;  or the credit of the agency or  instrumentality issuing the  obligations.  For an additional  discussion of the types of U.S.  government  obligations in which the
Fund may invest, see the Company's Prospectus under "Investment Programs of the Funds."

         Time and Savings  Deposits and  Bankers'  Acceptances.  The Fund may enter into time and savings  deposits
(including  certificates  of  deposit)  and may  purchase  bankers'  acceptances.  The Fund may enter into time and savings deposits  (including  certificates of deposit) in commercial or savings banks whose deposits are insured by the Bank Insurance Fund ("BIF"),  or the Savings  Association  Insurance Fund ("SAIF"),  including  certificates of deposit  issued by and other time deposits in foreign  branches of  BIF-insured  banks.  The Fund may also purchase bankers'  acceptances  issued by a BIF-insured  bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank,  with  remaining  maturities of nine months or less.  The total  acceptances of any bank held by the Fund cannot  exceed  0.25 of 1% of such bank's  total  deposits  according  to the bank's last  published  statement  of condition preceding the date of acceptance;  and general obligations of any state,  territory, or possession of the
United States,  or their  political  subdivisions,  so long as they are either (1) rated in one of the four highest grades by nationally  recognized  statistical  rating  organizations  or (2) issued by a public  housing agency and backed by the full faith and credit of the United States.

         When-Issued  and  Delayed  Delivery  Transactions.  The Fund may  purchase  fixed-income  securities  on a when-issued or delayed delivery basis. The Fund may engage in when-issued and delayed  delivery  transactions  only for the purpose of acquiring  portfolio  securities  consistent with the Fund's investment  objective and policies, not for investment  leverage.  These  transactions  are  arrangements  in which the Fund purchases  securities with payment and delivery  scheduled  for a future time.  Settlement  dates may be a month or more after  entering  into these  transactions,  and the market values of the securities  purchased may vary from the purchase  prices.  These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.

         No fees or other expenses,  other than normal transaction costs, are incurred.  However,  liquid assets of the Fund  sufficient to make payment for the  securities to be purchased  are  segregated at the trade date.  These securities  are marked to market  daily and will  maintain  until the  transaction  is settled.  For an  additional discussion of when-issued  securities and certain risks involved therein,  see this SAI under "Certain Risk Factors and Investment Methods."

         Lending Portfolio  Securities.  In order to generate  additional  income, the Fund may lend its securities to  brokers/dealers,  banks,  or other  institutional  borrowers of securities.  The Fund will only enter into loan arrangements with  broker/dealers,  banks, or other institutions that have been determined to be creditworthy.  The collateral  received when the Fund lends portfolio  securities must be valued daily and, should the market value of the loaned  securities  increase,  the borrower must furnish  additional  collateral  to the Fund.  During the time portfolio  securities  are on loan,  the borrower pays the Fund any dividends or interest paid on such  securities.
Loans  are  subject  to  termination  at the  option  of the Fund or the  borrower.  The  Fund  may pay  reasonable administrative  and  custodial  fees in  connection  with a loan and may pay a  negotiated  portion of the interest earned on the cash or cash  equivalent  collateral  to the borrower or placing  broker.  The Fund does not have the right  to vote  securities  on loan,  but  would  terminate  the loan and  regain  the  right to vote if that  were considered important with respect to the investment.

         Reverse  Repurchase  Agreements.  The  Fund  may also  enter  into  reverse  repurchase  agreements.  When effecting reverse repurchase  agreements,  liquid assets of the Fund, in a dollar amount sufficient to make payment for the  obligations  to be purchased,  are  segregated at the trade date.  These  securities  are marked to market daily and are maintained  until the  transaction is settled.  During the period any reverse  repurchase  agreements are outstanding,  but only to the extent necessary to ensure completion of the reverse repurchase  agreements,  the
Fund will  restrict the purchase of portfolio  instruments  to money market  instruments  maturing on or before the expiration  date of the reverse  repurchase  agreements.  For a discussion  of reverse  repurchase  agreements  and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Portfolio  Turnover.  The Fund may  experience  greater  portfolio  turnover than would be expected with a portfolio of  higher-rated  securities.  For an  additional  discussion of portfolio  turnover,  see this SAI under
"Portfolio Transactions" and the Company's Prospectus under "Portfolio Turnover."

         Adverse  Legislation.  In 1989,  legislation was enacted that required  federally insured savings and loan associations to divest their holdings of lower-rated  bonds by 1994. This  legislation  also created the Resolution
Trust  Corporation  (the  "RTC"),  which  disposed of a  substantial  portion of  lower-rated  bonds held by failed savings  and loan  associations.  The  reduction  of the number of  institutions  empowered  to  purchase  and hold lower-rated  bonds,  and the divestiture of bonds by these  institutions and the RTC, have had an adverse impact on the overall  liquidity of the market for such bonds.  Federal and state  legislatures  and regulators  have and may continue  to  propose  new laws and  regulations  designed  to limit the  number or type of  institutions  that may purchase  lower-rated  bonds,  reduce the tax benefits to issuers of such bonds, or otherwise  adversely impact the liquidity of such bonds.  The Fund cannot predict the likelihood  that any of these  proposals will be adopted,  or their potential impact on the liquidity of lower-rated bonds.

         Foreign  Securities.  For a discussion of certain risks  involved  with  investing in foreign  securities, including  currency  risks,  see this SAI and the Company's  Prospectus  under "Certain Risk Factors and Investment
Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restriction  and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Invest  more  than  15% of the  value  of its net  assets  in  securities  that  are not  readily marketable,  including  repurchase  agreements  providing for settlement in more than seven days after notice.  The
Directors of the Company,  or the Investment Manager or the Sub-advisor  acting pursuant to authority  delegated by the Directors,  may determine that a readily  available  market exists for certain  securities  eligible for resale pursuant to Rule 144A under the  Securities  Act of 1933,  or any successor to such rule,  and therefore  that such securities are not subject to the foregoing limitation;

         2.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         3.       Purchase  any  securities  on margin but may obtain such  short-term  credits as may be necessary for the clearance of transactions;

         4.       Invest  more than 10% of the  value of its  total  assets  in  foreign  securities  which are not publicly traded in the United States;

         5.       Make short sales of securities or maintain  short  positions,  unless:  during the time the short position is open,  it owns an equal amount of the  securities  sold or  securities  readily and freely  convertible into or exchangeable,  without payment of additional consideration,  for securities of the same issue as, and equal in amount to, the  securities  sold short;  and not more than 10% of the Fund's net assets (taken at current value)
is held as collateral for such sales at any one time; or

         6.       Purchase  securities of a company for the purpose of exercising  control or management.  However, the Fund may invest in up to 10% of the voting  securities  of any one issuer and may  exercise  its voting  powers consistent  with the best  interests  of the Fund.  From time to time,  the Fund,  together  with other  investment companies advised by subsidiaries or affiliates of the Sub-advisor,  may together buy and hold substantial  amounts of a company's  voting  stock.  All such stock may be voted  together.  In some such cases,  the Fund and the other investment  companies  might  collectively  be  considered  to be in  control  of the  company  in which  they have invested.  In some cases,  directors,  agents,  employees,  officers,  or others  affiliated with or acting for the
Fund, the  Sub-advisor,  or affiliated  companies  might possibly  become  directors of companies in which the Fund holds stock.

ASAF PIMCO Total Return Bond Fund:

Investment  Objective:  The investment  objective of the Fund is to seek to maximize total return,  consistent with
preservation  of  capital.  The  Sub-advisor  will  seek  to  employ  prudent  investment  management   techniques,
especially in light of the broad range of investment instruments in which the Fund may invest.

Investment Policies:

         Borrowing.   The  Fund  may  borrow  for  temporary   administrative   purposes.  This  borrowing  may  be
unsecured.  The Investment  Company Act of 1940 requires the Fund to maintain  continuous  asset coverage (that is, total assets including  borrowings,  less liabilities  exclusive of borrowings) of 300% of the amount borrowed.  If the 300%  asset  coverage  should  decline as a result of market  fluctuations  or other  reasons,  the Fund may be required to sell some of its  holdings  within  three days to reduce the debt and restore the 300% asset  coverage, even though it may be  disadvantageous  from an investment  standpoint to sell  securities at that time.  Borrowing will tend to  exaggerate  the effect on net asset value of any  increase  or  decrease  in the market  value of the
Fund.  Money  borrowed will be subject to interest costs which may or may not be recovered by  appreciation  of the securities  purchased.  The Fund also may be required to maintain  minimum average balances in connection with such borrowing  or to pay a commitment  or other fee to maintain a line of credit;  either of these  requirements  would increase the cost of borrowing over the stated interest rate.

         In addition to the above,  the Fund may enter into  reverse  repurchase  agreements  and  mortgage  dollar rolls. A reverse  repurchase  agreement  involves the sale of a  portfolio-eligible  security by the Fund,  coupled with its  agreement to repurchase  the  instrument at a specified  time and price.  In a "dollar roll"  transaction the Fund sells a  mortgage-related  security  (such as a GNMA  security) to a dealer and  simultaneously  agrees to repurchase a similar  security  (but not the same  security)  in the future at a  pre-determined  price.  A "dollar roll" can be viewed, like a reverse repurchase agreement,  as a collateralized  borrowing in which the Fund pledges a mortgage-related  security to a dealer to obtain cash. Unlike in the case of reverse repurchase  agreements,  the dealer with which the Fund enters into a dollar roll  transaction  is not  obligated to return the same  securities as those  originally sold by the Fund, but only securities  which are  "substantially  identical." To be considered
"substantially  identical," the securities  returned to the Fund generally must: (1) be  collateralized by the same types of  underlying  mortgages;  (2) be  issued by the same  agency  and be part of the same  program;  (3) have a similar  original  stated  maturity;  (4) have  identical net coupon  rates;  (5) have similar  maturity:  (4) have identical net coupon rates; (5) have similar market yields (and therefore  price);  and (6) satisfy "good delivery"
requirements,  meaning that the aggregate  principal amounts of the securities  delivered and received back must be within  2.5% of the  initial  amount  delivered.  The Fund's  obligations  under a dollar  roll  agreement  must be covered by segregating  cash or other liquid assets equal in value to the  securities  subject to repurchase by the
Fund.

         Both  dollar  roll and  reverse  repurchase  agreements  will be  subject  to the  Fund's  limitations  on borrowings,  which will restrict the aggregate of such  transactions  (plus any other borrowings) to 33 1/3% of the
Fund's total assets.  Furthermore,  because dollar roll  transactions  may be for terms ranging between one and six months,  dollar roll  transactions  may be deemed  "illiquid"  and  subject to the Fund's  overall  limitations  on investments in illiquid securities.

         Corporate  Debt  Securities.  The Fund's  investments  in U.S.  dollar-  or  foreign  currency-denominated corporate  debt  securities  of domestic or foreign  issuers are limited to corporate  debt  securities  (corporate bonds,  debentures,  notes and other similar corporate debt instruments,  including  convertible  securities) which meet the  minimum  ratings  criteria  set forth for the Fund,  or, if  unrated,  are in the  Sub-advisor's  opinion comparable  in quality  to  corporate  debt  securities  in which the Fund may  invest.  In the event that  ratings services assign  different  ratings to the same security,  the Sub-advisor  will determine which rating it believes best  reflects  the  security's  quality  and risk at that time,  which may be the higher of the  several  assigned ratings.  The rate of return or return of  principal  on some  debt  obligations  may be linked or  indexed  to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         Among  the  corporate  bonds in which  the Fund may  invest  are  convertible  securities.  A  convertible security is a bond,  debenture,  note, or other  security that entitles the holder to acquire common stock or other equity  securities of the same or a different  issuer.  A  convertible  security  generally  entitles the holder to receive  interest paid or accrued until the convertible  security  matures or is redeemed,  converted or exchanged.
Before  conversion,  convertible  securities  have  characteristics  similar  to  nonconvertible  debt  securities.
Convertible  securities rank senior to common stock in a corporation's capital structure and, therefore,  generally entail less risk than the  corporation's  common stock,  although the extent to which such risk is reduced  depends in large  measure  upon the  degree to which  the  convertible  security  sells  above its value as a  fixed-income security.

         A  convertible  security  may be subject  to  redemption  at the  option of the issuer at a  predetermined price.  If a convertible  security held by the Fund is called for  redemption,  the Fund will be required to permit the issuer to redeem  the  security  and  convert  it to  underlying  common  stock,  or will sell the  convertible security to a third party.  The Fund generally  would invest in convertible  securities for their  favorable  price characteristics and total return potential and would normally not exercise an option to convert.

         Investments in securities  rated below  investment grade that are eligible for purchase by the Fund (i.e., rated B or better by  Moody's or S&P) are  described  as  "speculative"  by both  Moody's  and S&P.  Investment  in lower-rated  corporate debt securities ("high yield  securities")  generally  provides greater income and increased opportunity  for capital  appreciation  than  investments  in higher  quality  securities,  but they also typically entail  greater price  volatility and principal and income risk.  These high yield  securities are regarded as high risk and predominantly  speculative with respect to the issuer's  continuing ability to meet principal and interest payments.  The market for these  securities is relatively  new, and many of the outstanding  high yield  securities have not  endured a major  business  recession.  A  long-term  track  record  on  default  rates,  such as that for investment grade corporate bonds, does not exist for this market.  Analysis of the  creditworthiness  of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

         High yield,  high risk  securities  may be more  susceptible  to real or  perceived  adverse  economic and competitive  industry  conditions than investment  grade  securities.  The price of high yield securities have been found to be less sensitive to interest-rate  adverse economic  downturns or individual  corporate  developments.  A projection of an economic  downturn or of a period of rising interest rates, for example,  could cause a decline in high yield  security  prices  because the advent of a  recession  could  lessen the  ability of a highly  leveraged company to make  principal  and interest  payments on its debt  securities.  If an issuer of high yield  securities defaults,  in  addition  to risking  payment  of all or a portion of  interest  and  principal,  the Fund may incur additional  expenses  to  seek  recovery.  In the  case of high  yield  securities  structured  as  zero-coupon  or pay-in-kind  securities,  their  market  prices are  affected to a greater  extent by interest  rate  changes,  and therefore tend to be more volatile than securities which pay interest periodically and in cash.

         The  secondary  market on which high yield,  high risk  securities  are traded may be less liquid than the market for higher grade  securities.  Less  liquidity in the secondary  trading market could  adversely  affect the price at which the Fund could sell a high yield security,  and could adversely  affect the daily net asset value of the  shares.  Adverse  publicity  and  investor  perceptions,  whether or not based on  fundamental  analysis,  may decrease the values and liquidity of high yield  securities  especially in a thinly-traded  market.  When secondary markets  for high yield  securities  are less liquid than the market for higher  grade  securities,  it may be more difficult to value the securities  because such  valuation may require more research,  and elements of judgment may play a greater role in the valuation  because there is less reliable,  objective data  available.  The  Sub-advisor seeks to minimize the risks of investing in all securities  through  diversification,  in-depth credit analysis and attention  to current  developments  in interest  rates and market  conditions.  For an  additional  discussion  of certain risks involved in lower-rated  debt  securities,  see this SAI and the Company's  Prospectus under "Certain
Risk Factors and Investment Objectives."

         Participation on Creditors  Committees.  The Fund may from time to time  participate on committees  formed by creditors to negotiate  with the  management of  financially  troubled  issuers of securities  held by the Fund.
Such  participation  may subject the Fund to expenses  such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal  securities  laws,  and therefore may restrict the Fund's ability to trade in or acquire  additional  positions in a particular  security when it might otherwise desire to do so.  Participation by the Fund on such committees  also may expose the Fund to potential  liabilities  under the federal  bankruptcy laws or other laws  governing the rights of creditors and debtors.  The Fund will  participate on such  committees  only when the Sub-advisor  believes that such  participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

         Mortgage-Related  Securities.  The  Fund  may  invest  in  mortgage-backed  securities.   Mortgage-related
securities  are interests in pools of mortgage  loans made to  residential  home buyers,  including  mortgage loans made by savings and loan  institutions,  mortgage  bankers,  commercial  banks and others.  Pools of mortgage loans are  assembled  as  securities  for sale to  investors  by various  governmental,  government-related  and  private organizations  (see "Mortgage  Pass-Through  Securities").  The Fund may also invest in debt  securities  which are secured with collateral  consisting of mortgage-related  securities (see  "Collateralized  Mortgage  Obligations"), and in other types of mortgage-related securities.

         Interests  in pools of  mortgage-related  securities  differ  from other forms of debt  securities,  which normally  provide  for  periodic  payment of  interest  in fixed  amounts  with  principal  payments at maturity or specified  call dates.  Instead,  these  securities  provide a monthly  payment which consists of both interest and principal  payments.  In  effect,  these  payments  are a  "pass-through"  of  the  monthly  payments  made  by the individual  borrowers on their  residential  or commercial  mortgage  loans,  net of any fees paid to the issuer or guarantor of such  securities.  Additional  payments are caused by repayments of principal  resulting from the sale of the  underlying  property,  refinancing  or  foreclosure,  net of fees or  costs  which  may be  incurred.  Some mortgage-related  securities  (such as securities  issued by the  Government  National  Mortgage  Association)  are
described as "modified  pass-through."  These  securities  entitle the holder to receive all interest and principal payments owned on the mortgage pool, net of certain fees, at the scheduled  payment dates  regardless of whether or not the mortgagor actually makes the payment.

         The principal  governmental  guarantor of mortgage-related  securities is the Government National Mortgage
Association  ("GNMA").  GNMA is a wholly  owned United  States  Government  corporation  within the  Department  of
Housing  and Urban  Development.  GNMA is  authorized  to  guarantee,  with the full faith and credit of the United
States  Government,  the timely payment of principal and interest on securities issued by institutions  approved by
GNMA  (such as  savings  and loan  institutions,  commercial  banks and  mortgage  bankers)  and backed by pools of
FHA-insured or VA-guaranteed mortgages.

         Government-related  guarantors  (i.e.,  not  backed by the full  faith and  credit  of the  United  States
Government)  include the  Federal  National  Mortgage  Association  ("FNMA")  and the  Federal  Home Loan  Mortgage
Corporation  ("FHLMC").  FNMA is a government-sponsored  corporation owned entirely by private stockholders.  It is subject to general  regulation  by the  Secretary of Housing and Urban  Development.  FNMA  purchases  conventional
(i.e.,  not  insured  or  guaranteed  by any  government  agency)  residential  mortgages  from a list of  approved seller/servicers  which include state and federally chartered savings and loan associations,  mutual savings banks, commercial banks and credit unions and mortgage  bankers.  Pass-though  securities issued by FNMA are guaranteed as to timely  payment of principal  and interest by FNMA but are not backed by the full faith and credit of the United
States Government.

         FHLMC was created by Congress in 1970 for the purpose of increasing the  availability  of mortgage  credit for residential  housing. It is a  government-sponsored  corporation formerly owned by the twelve Federal Home Loan
Banks and now owned  entirely by private  stockholders.  FHLMC issues  Participation  Certificates  ("PC's")  which represent  interests in  conventional  mortgages  from FHLMC's  national  portfolio.  FHLMC  guarantees  the timely payment of interest and ultimate  collection of  principal,  but PCs are not backed by the full faith and credit of the United States Government.

         Commercial banks, savings and loan institutions,  private mortgage insurance  companies,  mortgage bankers and other  secondary  market issuers also create  pass-though  pools of  conventional  residential  mortgage loans.
Such issuers may, in addition,  be the  originators  and/or  servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such nongovernmental  issuers generally offer a higher rate of interest  than  government  and  government-related  pools because there are no direct or indirect government  or agency  guarantees  of  payments  in the former  pools.  However,  timely  payment of  interest  and principal of these pools may be supported by various forms of insurance or guarantees,  including  individual loan, title,  pool and hazard  insurance and letters of credit.  The insurance and guarantees are issued by  governmental entities,  private insurers and the mortgage  poolers.  Such insurance and guarantees and the  creditworthiness  of the issuers thereof will be considered in determining  whether a mortgage-related  security meets the Company's and the Trust's  investment  quality  standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee  arrangements.  The Fund may buy  mortgage-related securities  without  insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers  and poolers,  the  Sub-advisor  determines  that the  securities  meet the  Company's and the
Trust's quality  standards.  Although the market for such securities is becoming  increasingly  liquid,  securities
issued  by  certain  private   organizations   may  not  be  readily   marketable.   The  Fund  will  not  purchase
mortgage-related  securities or any other assets which in the  Sub-advisor's  opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

         Mortgage-backed  securities  that are  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or instrumentalities,  are not subject to the Fund's industry concentration restrictions,  set forth in this SAI under
"Fundamental  Investment  Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities.  In the case of  privately  issued  mortgage-related  securities,  the Fund  takes  the  position  that mortgage-related  securities do not represent  interests in any particular  "industry" or group of industries.  The assets  underlying  such  securities  may be  represented  by a  portfolio  of  first  lien  residential  mortgages
(including both whole mortgage loans and mortgage  participation  interests) or portfolios of mortgage pass-through securities  issued or guaranteed by GNMA,  FNMA or FHLMC.  Mortgage loans  underlying a  mortgage-related  security may in turn be  insured  or  guaranteed  by the  Federal  Housing  Administration  or the  Department  of  Veterans
Affairs.  In the case of private  issue  mortgage-related  securities  whose  underlying  assets are  neither  U.S.
Government  securities nor U.S.  Government-insured  mortgages,  to the extent that real  properties  securing such assets may be located in the same  geographical  region,  the  security may be subject to a greater risk of default that other comparable  securities in the event of adverse  economic,  political or business  developments  that may affect  such region and  ultimately,  the ability of  residential  homeowners  to make  payments of  principal  and interest on the underlying mortgages.

                  Collateralized  Mortgage  Obligations  (CMOs). A CMO is a hybrid between a  mortgage-backed  bond and a mortgage  pass-through  security.  Similar to a bond,  interest and prepaid principal is paid, in most cases, semiannually.  CMOs may be  collateralized  by whole  mortgage  loans,  but are more  typically  collateralized  by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

                  CMOs are structured  into multiple  classes,  each bearing a different  stated  maturity.  Actual maturity  and  average  life will depend upon the  prepayment  experience  of the  collateral.  CMOs  provide for a modified form of call  protection  through a de facto  breakdown of the underlying  pool of mortgages  according to
                                             --------
how quickly the loans are repaid.  Monthly  payment of principal  received from the pool of  underlying  mortgages, including  prepayments,  is first returned to investors holding the shortest maturity class.  Investors holding the longer  maturity  classes receive  principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return or principal because of the sequential payments.

                  In a typical CMO  transaction,  a corporation  ("issuer")  issues multiple series (e.g., A, B, C,
Z) of the CMO  bonds  ("Bonds").  Proceeds  of the  Bond  offering  are  used to  purchase  mortgages  or  mortgage pass-through  certificates  ("Collateral").  The Collateral is pledged to a third party trustee as security for the
Bonds.  Principal  and interest  payments from the  Collateral  are used to pay principal on the Bonds in the order
A, B, C, Z. The  Series A, B, and C Bonds all bear  current  interest.  Interest  on the  Series Z Bond is  accrued and added to principal  and a like amount is paid as principal on the Series A, B, or C Bond  currently  being paid off.  When the Series A, B, and C Bonds are paid in full,  interest  and  principal  on the Series Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan  originators  (primarily  builders or savings and loan associations) to borrow against their loan portfolios.

                  FHLMC  Collateralized  Mortgage  Obligations.  FHLMC CMOs are debt obligations of FHLMC issued in multiple  classes  having  different  maturity  dates  which are  secured by the  pledge of a pool of  conventional mortgage  loans  purchased  by FHLMC.  Unlike FHLMC PCs,  payments of  principal  and interest on the CMOs are made semiannually,  as  opposed  to  monthly.  The  amount of  principal  payable  on each  semiannual  payment  date is determined in accordance with FHLMC's  mandatory  sinking fund schedule,  which, in turn, is equal to approximately
100% of FHA prepayment  experience  applied to the mortgage  collateral pool. All sinking fund payments in the CMOs are  allocated  to the  retirement  of the  individual  classes of bonds in the order of their  stated  maturities.
Payment of  principal  on the  mortgage  loans in the  collateral  pool in excess of the amount of FHLMC's  minimum sinking  fund  obligation  for any payment  date are paid to the  holders of the CMOs as  additional  sinking  fund payments.  Because of the  "pass-through"  nature of all  principal  payments  received on the  collateral  pool in excess of FHLMC's minimum sinking fund  requirement,  the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

                  If collection of principal  (including  prepayments)  on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's  minimum  sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

                  Criteria  for the  mortgage  loans in the pool  backing the FHLMC CMOs are  identical to those of
FHLMC PCs.  FHLMC has the right to substitute  collateral in the event of  delinquencies  and/or  defaults.  For an additional  discussion of  mortgage-backed  securities  and certain risks  involved  therein,  see this SAI and the
Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Other Mortgage-Related  Securities.  Other  mortgage-related  securities include securities other than those  described  above that  directly  or  indirectly  represent  a  participation  in, or are secured by and payable from,  mortgage loans on real  property,  including CMO residuals or stripped  mortgage-backed  securities.
Other  mortgage-related  securities may be equity or debt securities issued by agencies or instrumentalities of the
U.S.  Government  or by private  originators  of, or  investors  in,  mortgage  loans,  including  savings and loan associations,  homebuilders,  mortgage banks, commercial banks, investment banks, partnerships,  trusts and special purpose entities of the foregoing.

                  CMO  Residuals.   CMO  residuals  are  derivative  mortgage  securities  issued  by  agencies  or instrumentalities  of the U.S. Government or by private originators of, or investors in, mortgage loans,  including savings and loan  associations,  homebuilders,  mortgage  banks,  commercial  banks,  investment  banks and special purpose entities of the foregoing.

                  The cash flow  generated by the mortgage  assets  underlying a series of CMOs is applied first to make  required  payments  of  principal  and  interest  on the CMOs and  second to pay the  related  administrative expenses of the issuer.  The  residual in a CMO  structure  generally  represents  the  interest in any excess cash flow  remaining  after  making the  foregoing  payments.  Each  payment of such excess cash flow to a holder of the related CMO residual  represents  income  and/or a return of capital.  The amount of residual  cash flow  resulting from a CMO will depend on, among other  things,  the  characteristics  of the mortgage  assets,  the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative  expenses and the prepayment  experience on the  mortgage  assets.  In  particular,  the yield to  maturity  on CMO  residuals  is  extremely  sensitive  to prepayments on the related  underlying  mortgage  assets,  in the same manner as an  interest-only  ("IO") class of
stripped  mortgage-backed   securities.   See  "Other  Mortgage-Related   Securities  --  Stripped  Mortgage-Backed
Securities."  In addition,  if a series of a CMO includes a class that bears  interest at an adjustable  rate,  the yield to maturity  on the related CMO  residual  will also be  extremely  sensitive  to changes in the level of the
index  upon  which  interest  rate   adjustments   are  based.   As  described   below  with  respect  to  stripped
mortgage-backed  securities,  in certain  circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

                  CMO  residuals  are  generally  purchased and sold by  institutional  investors  through  several investment  banking firms acting as brokers or dealers.  The CMO residual  market has only very recently  developed and CMO  residuals  currently  may not have the  liquidity of other more  established  securities  trading in other markets.  Transactions  in CMO residuals are generally  completed only after careful review of the  characteristics of the  securities in question.  In addition,  CMO residuals may or,  pursuant to an exemption  therefrom,  may not have been  registered  under the  Securities  Act of 1933, as amended.  CMO  residuals,  whether or not  registered under such Act,  may be subject  to certain  restrictions  on  transferability,  and may be deemed  "illiquid"  and subject to the Fund's limitations on investment in illiquid securities.

                  Stripped   Mortgage-Backed   Securities.   Stripped   mortgage-backed   securities  ("SMBS")  are
derivative  multi-class  mortgage  securities.  SMBS may be issued by  agencies  or  instrumentalities  of the U.S.
Government,  or  by  private  originators  of,  or  investors  in,  mortgage  loans,  including  savings  and  loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

                  SMBS are usually  structured with two classes that receive different  proportions of the interest and  principal  distributions  on a pool of mortgage  assets.  A common type of SMBS will have one class  receiving some of the interest and most of the principal  from the mortgage  assets,  which the other class will receive most of the interest and the remainder of the  principal.  In the most extreme  case,  one class will receive all of the interest  (the IO class),  while the other class will  receive all of the  principal  (the  principal-only  or "PO"
class). The yield to maturity on an IO class is extremely  sensitive to the rate of principal  payments  (including prepayments)  on the  related  underlying  mortgage  assets,  and a rapid  rate of  principal  payments  may have a material adverse effect on the Fund's yield to maturity from these  securities.  If the underlying  mortgage assets experience  greater  than  anticipated  prepayments  of  principal,  the Fund may fail to fully  recoup its initial investment in these securities even if the security is in one of the highest rating categories.

                  Although  SMBS are purchased  and sold by  institutional  investors  through  several  investment banking  firms  acting as  brokers  or  dealers,  these  securities  were  only  recently  developed.  As a result, established  trading markets have not yet developed and,  accordingly,  these  securities may be deemed  "illiquid"
and subject to the Fund's limitations on investment in illiquid securities.

                  Other  Asset-Backed  Securities.  Similarly,  the  Sub-advisor  expects  that other  asset-backed securities  (unrelated  to  mortgage  loans)  will  be  offered  to  investors  in the  future.  Several  types  of asset-backed  securities may be offered to investors,  including  Certificates  for Automobile  Receivables.  For a discussion  of  automobile  receivables,  see this  SAI  under  "Certain  Risk  Factors  and  Investment  Methods."
Consistent with the Fund's  investment  objectives and policies,  the Sub-advisor also may invest in other types of asset-backed securities.

         Foreign  Securities.  The Fund may invest in U.S. dollar- or foreign  currency-denominated  corporate debt securities of foreign issuers  (including  preferred or preference  stock),  certain foreign bank  obligations (see
"Bank  Obligations") and U.S. dollar- or foreign  currency-denominated  obligations of foreign governments or their subdivisions,  agencies and  instrumentalities,  international  agencies and supranational  entities.  The Fund may invest up to 20% of its assets in securities  denominated in foreign  currencies,  and may invest beyond this limit in U.S.  dollar-denominated  securities  of  foreign  issuers.  The  Fund may  invest  up to 10% of its  assets  in securities  of issuers  based in  emerging  market  countries.  Investing  in the  securities  of  foreign  issuers involves  special risks and  considerations  not  typically  associated  with  investing in U.S.  companies.  For a discussion  of certain  risks  involved in foreign  investments  in general,  and the special risks of investing in developing  countries,  see this SAI and the  Company's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         The Fund also may purchase and sell foreign currency  options and foreign  currency futures  contracts and related options (see  ""Derivative  Instruments"),  and enter into forward foreign currency  exchange  contracts in order to protect  against  uncertainty  in the level of future  foreign  exchange rates in the purchase and sale of securities.

         A forward foreign currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price  set at the tine of the  contract.  These  contracts  may be  bought or sold to  protect  the Fund  against a possible loss resulting from an adverse change in the relationship  between foreign  currencies and the U.S. dollar or, to increase  exposure to a particular  foreign  currency.  Open  positions in forward  contracts are covered by the segregation  with the Fund's  custodian of cash or liquid assets and are marked to market daily.  Although such contracts  are  intended to minimize  the risk of loss due to a decline on the value of the hedged  currencies,  at the same  time,  they tend to limit any  potential  gain which  might  result  should the value of such  currencies increase.

         Brady  Bonds.  The Fund may  invest  in Brady  Bonds.  Brady  Bonds are  securities  created  through  the exchange of existing  commercial  bank loans to sovereign  entities for new  obligations  in  connection  with debt restructurings  under a debt restructuring  plan introduced by former U.S.  Secretary of the Treasury,  Nicholas F.
Brady  (the  "Brady  Plan").  Brady  Plan debt  restructurings  have  been  implemented  in a number of  countries, including in Argentina,  Bolivia,  Bulgaria,  Costa Rica, the Dominican Republic,  Ecuador,  Jordan, Mexico, Niger,
Nigeria,  the Philippines,  Poland,  Uruguay, and Venezuela.  In addition,  Brazil has concluded a Brady-like plan.
It is expected that other countries will undertake a Brady Plan in the future.

         Brady Bonds have been issued only  recently,  and  accordingly do not have a long payment  history.  Brady
Bonds may be collateralized or uncollateralized,  are issued in various currencies  (primarily the U.S. dollar) and are actively  traded in the  over-the-counter  secondary  market.  U.S.  dollar-denominated,  collateralized  Brady
Bonds,  which may be fixed rate par bonds or floating rate discount bonds, are generally  collateralized in full as to principal by U.S.  Treasury  zero-coupon  bonds having the same maturity as the Brady Bonds.  Interest  payments on these  Brady  Bonds  generally  are  collateralized  on a one-year  or longer  rolling-forward  basis by cash or securities in an amount that, in the case of fixed rate bonds,  is equal to at least one year of interest  payments or, in the case of floating rate bonds,  initially is equal to at least one year's  interest  payments based on the applicable  interest  rate at that time and is adjusted at regular  intervals  thereafter.  Certain Brady Bonds are entitled to "value recovery payments" in certain  circumstances,  which in effect constitute  supplemental interest payments but  generally  are not  collateralized.  Brady Bonds are often  viewed as having three or four  valuation components:  (i) the  collateralized  repayment of principal at final maturity;  (ii) the  collateralized  interest payments;  (iii) the uncollateralized  interest payments;  and (iv) any uncollateralized  repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have principal  repayments at final maturity fully  collateralized by U.S. Treasury zero-coupon bonds (or comparable  collateral  denominated in other currencies) and interest coupon payments  collateralized  on an  18-month  rolling-forward  basis  by funds  held in  escrow  by an  agent  for the bondholders.  A significant  portion of the  Venezuelan  Brady Bonds and the  Argentine  Brady Bonds issued to date have principal  repayments at final  maturity  collateralized  by U.S.  Treasury  zero-coupon  bonds (or comparable collateral  denominated in other  currencies)  and/or interest coupon  payments  collateralized  on a 14-month (for
Venezuela) or 12-month (for  Argentina)  rolling-forward  basis by securities  held by the Federal  Reserve Bank of
New York as collateral agent.

         Brady Bonds  involve  various  risk  factors  including  residual  risk and the  history of defaults  with respect to commercial  bank loans by public and private  entities of countries  issuing  Brady Bonds.  There can be no assurance  that Brady Bonds in which the Fund may invest will not be subject to  restructuring  arrangements  or to requests  for new  credit,  which may cause the Fund to suffer a loss of  interest  or  principal  on any of its holdings.

         Bank  Obligations.  Bank obligations in which the Funds invest include  certificates of deposit,  bankers'
acceptances,  and fixed time deposits.  Certificates  of deposit are negotiable  certificates  issued against funds deposited  in a  commercial  bank  for a  definite  period  of  time  and  earning  a  specified  return.  Bankers'
acceptances  are  negotiable  drafts or bills of  exchange,  normally  drawn by an  importer or exporter to pay for specific merchandise,  which are "accepted" by a bank, meaning, in effect, that the bank unconditionally  agrees to pay the face value of the  instrument  on maturity.  Fixed time deposits are bank  obligations  payable at a stated
maturity  date and  bearing  interest  at a fixed  rate.  Fixed time  deposits  may be  withdrawn  on demand by the investor,  but may be subject to early  withdrawal  penalties  which vary depending upon market  conditions and the remaining  maturity  of  the  obligation.  There  are no  contractual  restrictions  on the  right  to  transfer  a beneficial  interest in a fixed time deposit to a third party,  although there is no market for such deposits.  The
Fund will not invest in fixed time deposits  which (1) are not subject to prepayment or (2) provide for  withdrawal penalties upon prepayment (other than overnight  deposits) if, in the aggregate,  more than 15% of its assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

         The Fund will limit its  investments  in United States bank  obligations  to  obligations of United States bank  (including  foreign  branches)  which have more than $1 billion in total assets at the time of investment and are member of the Federal  Reserve  System,  are examined by the  Comptroller of the Currency or whose deposits are insured by the  Federal  Deposit  Insurance  Corporation.  The Fund also may invest in  certificates  of deposit of savings and loan  associations  (federally or state chartered and federally  insured) having total assets in excess
$1 billion.

         The Fund will limit its  investments  in foreign  bank  obligations  to United  States  dollar- or foreign currency-denominated  obligations  of foreign banks  (including  United States  branches of foreign banks) which at the time of investment  (i) have more than $10 billion,  or the  equivalent in other  currencies,  in total assets;
(ii) in terms of assets are among the 75 largest  foreign  banks in the world;  (iii)  have  branches  or  agencies
(limited  purpose  offices which do not offer all banking  services) in the United States;  and (iv) in the opinion of the  Sub-advisor,  are of an investment  quality  comparable to  obligations of United States banks in which the
Fund may  invest.  Subject  to the  Fund's  limitation  on  concentration  of no more than 25% of its assets in the securities of issuers in particular  industry,  there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations  of  foreign  banks  involve  somewhat   different   investment  risks  than  those  affecting
obligations of United States banks,  including the possibilities  that their liquidity could be impaired because of future  political  and  economic  developments,  that their  obligations  may be less  marketable  than  comparable obligations of United States banks, that a foreign  jurisdiction  might impose withholding taxes on interest income payable on those  obligations,  that foreign  deposits  may be seized or  nationalized,  that foreign  governmental restrictions  such as exchange  controls may be adopted which might  adversely  affect the payment of principal and interest on those  obligations and that the selection of those  obligations may be more difficult because there may be less  publicly  available  information  concerning  foreign  banks or the  accounting,  auditing  and  financial reporting  standards,  practices and  requirements  applicable to foreign banks may differ from those applicable to
United  States  banks.  Foreign  banks are not generally  subject to  examination  by any United States  Government agency or instrumentality.

         Derivative  Instruments.  In  pursuing  its  individual  objective,  the Fund  may,  as  described  in the
Company's  Prospectus,  purchase  and sell  (write)  both put options and call  options on  securities,  securities indices,  and foreign  currencies,  and enter into interest rate,  foreign currency and index futures contracts and purchase and sell options on such futures  contracts  ("future  options") for hedging  purposes.  The Fund also may enter into swap  agreements  with  respect to foreign  currencies,  interest  rates and indices of  securities.  If other types of financial instruments,  including other types of options,  futures contracts, or futures options are traded  in the  future,  the Fund may also use  those  instruments,  provided  that the  Directors  of the  Company determine  that their use is  consistent  with the Fund's  investment  objective,  and  provided  that their use is consistent with restrictions  applicable to options and futures contracts  currently  eligible for use by the Trust
(i.e.,  that written call or put options will be "covered" or "secured"  and that futures and futures  options will be used only for hedging purposes).

         Options on  Securities  and  Indices.  The Fund may purchase and sell both put and call options on debt or other securities or indices in standardized  contracts traded on foreign or national securities  exchanges,  boards of  trade,  or  similar  entities,  or quoted on NASDAQ or on a  regulated  foreign  over-the-counter  market,  and agreements sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         The Fund will  write  call  options  and put  options  only if they are  "covered."  In the case of a call option  on a  security,  the  option  is  "covered"  if the Fund owns the  security  underlying  the call or has an absolute and immediate  right to acquire that security  without  additional cash  consideration  (or, if additional cash  consideration  is  required,  cash or cash  equivalents  in such  amount  are  segregated  by the Fund)  upon conversion  or  exchange  of other  securities  held by the Fund.  For a call  option on an  index,  the  option is covered if the Fund  maintains  with its custodian  cash or cash  equivalents  equal to the contract  value. A call option  is also  covered  if the Fund  holds a call on the same  security  or index as the call  written  where the exercise  price of the call held is (i)  equal to or less  than the  exercise  price of the call  written,  or (ii)
greater than the exercise  price of the call written,  provided that cash or cash  equivalents in the amount of the difference  are  segregated  by the  Fund.  A put  option  on a  security  or an  index  is  "covered"  if the Fund segregates  cash or cash  equivalents  equal to the exercise  price. A put option is also covered if the Fund holds a put on the same  security or index as the put written  where the  exercise  price of the put held is (i) equal to or greater than the exercise  price of the put  written,  or (ii) less than the exercise  price of the put written, provided that cash or cash equivalents in the amount of the difference are segregated by the Fund.

         If an option written by the Fund expires,  the Fund realizes a capital gain equal to the premium  received at the time the option was written.  If an option  purchased by the Fund expires  unexercised,  the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration,  an option may be closed out by an offsetting  purchase or sale of an  option  of the same  series  (type,  exchange,  underlying  security  or  index,  exercise  price,  and expiration).  There can be no  assurance,  however,  that a closing  purchase or sale  transaction  can be effected when the Fund desires.

         The Fund will  realize a capital  gain from a  closing  purchase  transaction  if the cost of the  closing option is less than the  premium  received  from  writing  the option,  or if it is more,  the Fund will  realize a capital loss. If the premium  received  from a closing sale  transaction  is more than the premium paid to purchase the option,  the Fund will realize a capital  gain or, if it is less,  the Fund will  realize a capital  loss.  The principal factors  affecting the market value of a put or a call option include supply and demand,  interest rates, the current market price of the underlying  security or index in relation to the exercise price of the option,  the volatility of the underlying security or index, and the time remaining until the expiration date.

         The  premium  paid for a put or call  option  purchased  by the Fund is an asset of the Fund.  The premium received for a option  written by the Fund is recorded as a deferred  credit.  The value of an option  purchased or written is marked to market  daily and is valued at the closing  price on the exchange on which it is traded or, if not traded on an exchange or no closing  price is  available,  at the mean  between the last bid and asked  prices.
For a discussion of certain risks  involved in options,  see this SAI and the Company's  Prospectus  under "Certain
Risk Factors and Investment Methods."

         Foreign Currency  Options.  The Fund may buy or sell put and call options on foreign  currencies either on exchanges  or in the  over-the-counter  market.  A put  option on a foreign  currency  gives the  purchaser  of the option the right to sell a foreign  currency at the  exercise  price  until the option  expires.  Currency  options traded on U.S.  or other  exchanges  may be subject to position  limits  which may limit the ability of the Fund to reduce  foreign  currency  risk using such options.  Over-the-counter  options  differ from traded  options in that they are two-party  contracts with price and other terms negotiated  between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts and Options on Futures  Contracts.  The Fund may use interest rate,  foreign currency or index futures  contracts,  as specified in the Company's  Prospectus.  An interest rate,  foreign currency or index futures  contract  provides for the future sale by one party and purchase by another party of a specified  quantity of a  financial  instrument,  foreign  currency  or the cash  value of an index at a  specified  price and time.  A futures  contract on an index is an agreement  pursuant to which two parties  agree to take or make  delivery of an amount of cash equal to the  difference  between the value of the index at the close of the last trading day of the contract and the price at which the index  contract was  originally  written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

         The Fund may purchase and write call and put futures  options.  Futures  options  possess many of the same characteristics  as options on securities  and indices  (discussed  above).  A futures  option gives the holder the right,  in return for the premium  paid,  to assume a long  position  (call) or short  position  (put) in a futures contract  at a  specified  exercise  price at any time  during the period of the  option.  Upon  exercise of a call option,  the holder acquires a long position in the futures  contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

         To comply with  applicable  rules of the CFTC under  which the  Company and the Fund avoid being  deemed a
"commodity pool" or a "commodity pool operator," the Fund intends  generally to limit its use of futures  contracts and  futures  options to "bona fide  hedging"  transactions,  as such term is  defined in  applicable  regulations, interpretations  and  practice.  For example,  the Fund might use futures  contracts to hedge  against  anticipated changes in interest  rates that might  adversely  affect either the value of the Fund's  securities or the price of the  securities  which the Fund intends to purchase.  The Fund's  hedging  activities  may include sales of futures contracts  as an offset  against the effect or expected  increases  in interest  rates,  and  purchases  of futures contracts  as an offset  against the effect of  expected  declines in interest  rates.  Although  other  techniques could be used to reduce  the Fund's  exposure  to  interest  rate  fluctuations,  the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Fund will only enter into futures  contracts and futures options which are  standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures  contract is made by the Fund,  the Fund is required to deposit  with its  custodian  (or  broker,  if  legally  permitted)  a  specified  amount of cash or U.S.  Government  securities
("initial  margin").  The margin  required  for a futures  contract is set by the exchange on which the contract is traded and may be modified  during the term of the contract.  The initial  margin is in the nature of a performance bond or good  faith  deposit  on the  futures  contract  which is  returned  to the Fund  upon  termination  of the contract,  assuming all contractual  obligations  have been satisfied.  The Fund expects to earn interest income on its initial  margin  deposits.  A futures  contract  held by the Fund is valued  daily at the  official  settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called  "variation  margin,"
equal to the  daily  change in value of the  futures  contract.  This  process  is known as  "marking  to  market."
Variation  margin does not  represent a borrowing or loan by the Fund but is instead a settlement  between the Fund and the  broker of the amount one would owe the other if the  futures  contract  expired.  In  computing  daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also  required to deposit and maintain  margin with respect to put and call options on futures contracts  written  by it.  Such  margin  deposits  will vary  depending  on the nature of the  underlying  futures contract (and the related initial margin  requirements),  the current market value of the option, and other futures positions held by the Fund.

         Although  some  futures  contracts  call for  making  or taking  delivery  of the  underlying  securities, generally these  obligations are closed out prior to delivery by offsetting  purchases or sales of matching futures contracts (same exchange,  underlying  security or index, and delivery month).  If an offsetting  purchase price is less than the  original  sale  price,  the Fund  realizes a capital  gain,  or if it is more,  the Fund  realizes a capital  loss.  Conversely,  if an  offsetting  sale  price is more  than the  original  purchase  price,  the Fund realizes a capital gain, or if it is less,  the Fund realizes a capital loss.  The  transaction  costs must also be included in these calculations.

         Limitations on Use of Futures and Futures  Options.  In general,  the Funds intend to enter into positions in futures  contracts  and related  options  only for "bona fide  hedging"  purposes.  With respect to positions in futures and related  options that do not  constitute  bona fide hedging  positions,  the Fund will not enter into a futures  contract or futures option  contract if,  immediately  thereafter,  the aggregate  initial margin deposits relating to such  positions plus premiums paid by it for open futures  option  positions,  less the amount by which any such options are  "in-the-money,"  would exceed 5% of the Fund's total assets. A call option is  "in-the-money"
if the value of the futures  contract that is the subject of the option  exceeds the exercise  price.  A put option is  "in-the-money"  if the  exercise  price  exceeds the value of the futures  contract  that is the subject of the option.
         When purchasing a futures  contract,  the Fund will maintain with its custodian (and  mark-to-market  on a daily  basis) cash or other liquid  assets  that,  when added to the amounts  deposited  with a futures  commission merchant as margin,  are equal to the market  value of the futures  contract.  Alternatively,  the Fund may "cover"
its position by  purchasing a put option on the same  futures  contract  with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures  contract,  the Fund will  maintain  with its custodian  (and  mark-to-market  on a daily basis) liquid assets that, when added to the amount deposited with a futures  commission  merchant as margin, are equal to the market value of the  instruments  underlying  the  contract.  Alternatively,  the Fund may "cover"
its position by owning the  instruments  underlying the contract (or, in the case of an index futures  contract,  a portfolio  with a volatility  substantially  similar to that of the index on which the futures  contract is based), or by holding a call option  permitting  the Fund to purchase the same  futures  contract at a price no higher than the price of the  contract  written by the Fund (or at a higher price if the  difference  is  maintained  in liquid assets with the Fund's custodian).

         When  selling  a call  option on a  futures  contract,  the Fund will  maintain  with its  custodian  (and mark-to-market  on a daily basis) cash or other  liquid  assets that,  when added to the amounts  deposited  with a futures  commission  merchant as margin,  equal the total market value of the futures contract  underlying the call option.  Alternatively,  the Fund may cover its  position by  entering  into a long  position  in the same  futures contract at a price no higher than the strike price of the call option,  by owning the  instruments  underlying the futures  contract,  or by holding a separate call option  permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures  contract,  the Fund will maintain with its custodian  (and mark-to market on a daily basis) cash or other liquid assets that equal the purchase  price of the futures  contract,  less any margin on deposit.  Alternatively,  the Fund may cover the position  either by entering  into a short  position in the same futures  contract,  or by owning a separate put option  permitting it to sell the same futures contract so long as the strike  price of the  purchased  put option is the same or higher  than the strike  price of the put option sold by the Fund.

         Swap  Agreements.  The  Fund may  enter  into  interest  rate,  index  and  currency  exchange  rate  swap agreements  for purposes of  attempting to obtain a particular  desired  return at a lower cost to the Fund than if the Fund had  invested  directly in an  instrument  that  yielded that  desired  return.  For a discussion  of swap agreements,  see the Company's  Prospectus under "Investment  Programs of the Funds." The Fund's  obligations under a swap  agreement  will be accrued daily (offset  against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap  counterparty  will be covered by  segregating  cash or other liquid assets to avoid any potential  leveraging  of the  Fund's  portfolio.  The Fund will not enter  into a swap  agreement  with any single party if the net amount owned or to be received  under  existing  contracts  with that party would exceed 5% of the
Fund's assets.

         Whether the Fund's use of swap  agreements  will be successful in furthering its  investment  objective of total return will depend on the  Sub-advisor's  ability  correctly to predict  whether certain types of investments are likely to produce  greater  returns than other  investments.  Because they are two party  contracts and because they may have terms of longer than seven days,  swap  agreements  may be considered to be illiquid.  Moreover,  the
Fund  bears the risk of loss of the amount  expected  to be  received  under a swap  agreement  in the event of the default or bankruptcy of a swap  agreement  counterparty.  The  Sub-advisor  will cause the Fund to enter into swap
agreements  only  with   counterparties   that  would  be  eligible  for  consideration  as  repurchase   agreement
counterparties  under the Fund's repurchase  agreement  guidelines.  Certain  restrictions  imposed on the Funds by the Internal  Revenue Code may limit the Funds'  ability to use swap  agreements.  The swaps market is a relatively new market and is largely  unregulated.  It is possible that developments in the swaps market,  including potential government  regulation,  could  adversely  affect the Fund's  ability to terminate  existing swap  agreements or to realize amounts to be received under such agreements.

         Certain  swap  agreements  are exempt from most  provisions  of the  Commodity  Exchange  Act ("CEA") and, therefore,  are not regulated as futures or commodity option  transactions  under the CEA,  pursuant to regulations approved  by the  CFTC.  To  qualify  for this  exemption,  a swap  agreement  must be  entered  into by  "eligible participants."  To be  eligible,  natural  persons and most other  entities  must have total assets  exceeding  $10 million;  commodity  pools and  employee  benefit  plans must have assets  exceeding $5 million.  In  addition,  an eligible swap  transaction  must meet three  conditions.  First,  the swap  agreement may not be part of a fungible class of agreements that are standardized as to their material  economic terms.  Second,  the  creditworthiness  of parties  with  actual or  potential  obligations  under the swap  agreement  must be a  material  consideration  in entering  into or  determining  the terms of the swap  agreement,  including  pricing,  cost or credit  enhancement terms.  Third,  swap  agreements  may not be  entered  into and  traded on or  through a  multilateral  transaction execution facility.

         This exemption is not exclusive,  and partnerships may continue to rely on existing  exclusions for swaps, such as the Policy  Statement  issued in July 1989  which  recognized  a safe  harbor  for swap  transactions  from regulation as futures or commodity  option  transactions  under the CEA or its  regulations.  The Policy  Statement applies to swap  transactions  settled in cash that (1) have  individual  tailored terms,  (2) lack  exchange-style offset and the use of a clearing  organization or margin system,  (3) are undertaken in conjunction  with a line of business, and (4) are not marketed to the public.

         Structured  Notes.  Structured  notes are derivative  debt  securities,  the interest rate or principal of which is related to another economic  indicator or financial market index.  Indexed  securities  include structured notes as well as securities  other than debt  securities,  the interest rate or principal of which is determined by such an unrelated  indicator.  Indexed  securities may include a multiplier  that multiplies the indexed element by a specified  factor and,  therefore,  the value of such  securities  may be very  volatile.  To the extent the Fund invests in these securities,  however,  the Sub-advisor  analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

         Foreign  Currency  Exchange-Related  Securities.  The  Fund  may  invest  in  foreign  currency  warrants, principal  exchange rate linked securities and performance  indexed paper. For a description of these  instruments, see this SAI under "Certain Risk Factor and Investment Methods."

         Warrants  to  Purchase  Securities.  The Fund may  invest in or acquire  warrants  to  purchase  equity or fixed-income  securities.  Bonds with warrants attached to purchase equity securities have many  characteristics of convertible  bonds and their prices may, to some degree,  reflect the  performance of the underlying  stock.  Bonds also may be issued with  warrants  attached  to  purchase  additional  fixed-income  securities  at the same coupon rate. A decline in interest  rates would permit the Fund to buy  additional  bonds at the favorable rate or to sell the warrants at a profit.  If interest rates rise, the warrants would generally expire with no value.

         Hybrid  Instruments.  The  Fund  may  invest  up to 5% of its  assets  in  hybrid  instruments.  A  hybrid instrument  can  combine  the  characteristics  of  securities,  futures,  and  options.  Hybrids can be used as an efficient means of pursuing a variety of investment goals,  including currency hedging,  duration  management,  and increased total return.  For an additional  discussion of hybrid  instruments  and certain risks involved  therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Inverse  Floaters.  The  Fund may  also  invest  in  inverse  floating  rate  debt  instruments  ("inverse floaters").  The  interest  rate on an inverse  floater  resets in the opposite  direction  from the market rate of interest to which the inverse  floater is indexed.  An inverse  floating  rate  security may exhibit  greater price volatility  than a fixed rate  obligation of similar credit  quality.  The Fund will not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

         Loan  Participations.  The Fund may purchase  participations  in commercial  loans.  Such indebtedness may be secured or unsecured.  Loan  participations  typically  represent direct  participation in a loan to a corporate borrower,  and  generally  are  offered  by banks or other  financial  institutions  or  lending  syndicates.  When purchasing loan  participations,  the Fund assumes the credit risk  associated with the corporate  borrower and may assume the credit risk  associated  with an interposed  bank or other  financial  intermediary.  The  participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.

         A loan is  often  administered  by an  agent  bank  acting  as  agent  for all  holders.  The  agent  bank administers  the terms of the loan,  as specified in the loan  agreement.  In addition,  the agent bank is normally responsible  for  the  collection  of  principal  and  interest  payments  from  the  corporate  borrower  and  the apportionment  of these  payments  to the  credit of all  institutions  which are  parties  to the loan  agreement.
Unless,  under the terms of the loan or other  indebtedness,  the Fund has direct  recourse  against the  corporate borrower,  the Fund may have to rely on the agent bank or other financial  intermediary to apply appropriate credit remedies against a corporate borrower.

         A  financial  institution's  employment  as agent bank might be  terminated  in the event that it fails to observe a requisite  standard of care or becomes  insolvent.  A successor  agent bank would  generally be appointed to replace the  terminated  agent bank,  and assets held by the agent bank under the loan  agreement  should remain available to holders of such  indebtedness.  However,  if assets held by the agent bank for the benefit of the Fund were  determined to be subject to the claims of the agent bank's  general  creditors,  the Fund might incur certain costs and delays in realizing  payment on a loan or loan  participation and could suffer a loss of principal and/or interest.  In  situations  involving  other  interposed  financial  institutions  (e.g.,  an  insurance  company or governmental agency) similar risks may arise.

         Purchasers of loans and other forms of direct indebtedness  depend primarily upon the  creditworthiness of the corporate  borrower for payment of principal and interest.  If the Fund does not receive scheduled  interest or principal  payments on such  indebtedness,  the Fund's  share price and yield could be  adversely  affected.  Loans that are fully  secured  offer the Fund more  protection  than an  unsecured  loan in the event of  non-payment  of scheduled  interest or  principal.  However,  there is no  assurance  that the  liquidation  of  collateral  from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

         The Fund may  invest in loan  participations  with  credit  quality  comparable  to that of issuers of its securities  investments.  Indebtedness of companies whose  creditworthiness is poor involves  substantially greater risks,  and may be highly  speculative.  Some  companies  may never pay off their  indebtedness,  or may pay only a small  fraction of the amount owed.  Consequently,  when investing in  indebtedness  of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

         The Fund  limits  the  amount of its total  assets  that it will  invest in any one  issuer or in  issuers within the same industry (see  "Investment  Restrictions").  For purposes of these limits,  the Fund generally will treat  the  corporate  borrower  as  the  "issuer"  of  indebtedness  held  by  the  Fund.  In  the  case  of  loan participations  where a bank or other lending institution serves as a financial  intermediary  between the Fund and the corporate  borrower,  if the participation does not shift to the Fund the direct  debtor-creditor  relationship with the corporate borrower,  SEC interpretations  require the Fund to treat both the lending bank or other lending institution and the corporate  borrower as "issuers" for the purposes of determining  whether the Fund has invested more  than 5% of its  total  assets  in a  single  issuer.  Treating  a  financial  intermediary  as an  issuer  of
indebtedness  may  restrict  the  Fund's  ability  to  invest  in  indebtedness   related  to  a  single  financial
intermediary,  or a group  of  intermediaries  engaged  in the  same  industry,  even if the  underlying  borrowers represent many different companies and industries.

         Loan  and  other  types of  direct  indebtedness  may not be  readily  marketable  and may be  subject  to restrictions on resale.  In some cases,  negotiations  involved in disposing of  indebtedness  may require weeks to complete.  Consequently,  some  indebtedness  may be  difficult  or  impossible  to  dispose of readily at what the
Sub-advisor  believes to be a fair price.  In  addition,  valuation  of  illiquid  indebtedness  involves a greater degree of judgment in  determining  the Fund's net asset  value than if that value were based on  available  market quotations,  and could result in  significant  variations in the Fund's daily share price.  At the same time,  some loan  interests are traded among certain  financial  institutions  and  accordingly  may be deemed  liquid.  As the market for different types of  indebtedness  develops,  the liquidity of these  instruments is expected to improve.
In addition,  the Fund currently  intends to treat  indebtedness for which there is no readily  available market as illiquid for purposes of the Fund's  limitation on illiquid  investments.  Investments in loan  participations  are considered to be debt obligations for purposes of the Company's  investment  restriction relating to the lending of funds or assets by the Fund.

         Investments  in loans through a direct  assignment of the financial  institution's  interests with respect to the loan may  involve  additional  risks to the Fund.  For  example,  if a loan is  foreclosed,  the Fund  could become  part  owner of any  collateral,  and would  bear the costs  and  liabilities  associated  with  owning  and disposing  of the  collateral.  In  addition,  it is  conceivable  that under  emerging  legal  theories  of lender liability,  the Fund could be held  liable as  co-lender.  It is unclear  whether  loans and other  forms of direct indebtedness  offer securities law protections  against fraud and  misrepresentation.  In the absence of definitive regulatory  guidance,  the Fund relies on the Sub-advisor's  research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

         Delayed  Funding  Loans  and  Revolving   Credit   Facilities.   The  Fund  may  enter  into,  or  acquire
participations  in, delayed  funding loans and revolving  credit  facilities.  Delayed  funding loans and revolving credit  facilities are borrowing  arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower  during a specified  term.  These  commitments  may have the effect of requiring the Fund to increase its  investment  in a company at a time when it might not  otherwise  decide to do so (including at a time when the company's  financial  condition  makes it unlikely  that such amounts will be repaid).  To the extent that the Fund is committed to advance  additional funds, it will at all times segregate liquid assets,  determined to be liquid by the  Sub-advisor  in accordance  with  procedures  established  by the Board of  Directors,  in an amount sufficient  to meet  such  commitments.  The  Fund may  invest  in  delayed  funding  loans  and  revolving  credit facilities  with credit  quality  comparable  to that of issuers of its  securities  investments.  Delayed  funding loans and revolving credit  facilities may be subject to restrictions on transfer,  and only limited  opportunities may  exist to  resell  such  instruments.  As a result,  the Fund may be  unable  to sell  such  investments  at an opportune  time or may have to resell  them at less than fair  market  value.  The Fund  currently  intend to treat delayed funding loans and revolving  credit  facilities for which there is no readily  available market as illiquid for  purposes of the Fund's  limitation  on illiquid  investments.  Participation  interests  in  revolving  credit facilities will be subject to the limitations  discussed above under "Loan  Participations."  Delayed funding loans and revolving  credit  facilities are considered to be debt  obligations  for purposes of the Company's  investment restriction relating to the lending of funds or assets by the Fund.

         Lending  Portfolio  Securities.  For the  purpose of  achieving  income,  the Fund may lend its  portfolio securities,  provided (1) the loan is secured continuously by collateral  consisting of U.S. Government  securities or cash or cash  equivalents  (cash,  U.S.  Government  securities,  negotiable  certificates of deposit,  bankers'
acceptances  or letters of credit)  maintained on a daily  mark-to-market  basis in an amount at least equal to the current  market value of the  securities  loaned,  (2) the Fund may at any time call the loan and obtain the return of securities loaned,  (3) the Fund will receive any interest or dividends  received on the loaned securities,  and
(4) the aggregate value of the securities  loaned will not at any time exceed  one-third of the total assets of the
Fund.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Invest  more  than  15% of the  assets  of the Fund  (taken  at  market  value at the time of the investment) in "illiquid  securities;"  illiquid securities being defined to include securities subject to legal or contractual  restrictions on resale (which may include private placements),  repurchase agreements maturing in more than seven days,  certain  options  traded over the counter that the Fund has purchased,  securities  being used to cover options the Fund has written,  securities  for which market  quotations are not readily  available,  or other securities which legally or in the Sub-advisor's option may be deemed illiquid;

         2.       Purchase  securities for the Fund from, or sell portfolio  securities to, any of the officers and directors or trustees of the Company, the Trust, the Investment Manager or the Sub-advisor;

         3.       Invest more than 5% of the assets of the Fund (taken at market  value at the time of  investment)
in any combination of interest only, principal only, or inverse floating rate securities;

         4.       Invest in companies for the purpose of exercising management or control;

         5.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         6.       Purchase  securities on margin,  except (i) for use of short-term  credit necessary for clearance of  purchases  of  portfolio  securities  and (ii) the Fund may make margin  deposits in  connection  with  futures contracts or other permissible investments;

         7.       Purchase or sell oil, gas or other mineral programs;

         8.       Maintain  a short  position,  or  purchase,  write or sell  puts,  calls,  straddles,  spreads or combinations  thereof,  except as set forth in the Company's  Prospectus and this SAI for  transactions in options, futures, and options on futures transactions arising under swap agreements or other derivative instruments; or

         9.       Pledge,  mortgage or  hypothecate  its assets,  except as may be  necessary  in  connection  with permissible borrowings or investments;  and then such pledging,  mortgaging or hypothecating may not exceed 33 1/3%
of the Fund's total assets at the time of borrowing or  investment.  The deposit of assets in escrow in  connection with the  writing of covered put and call  options  and the  purchase of  securities  on a  when-issued  or delayed delivery basis,  collateral  arrangements with respect to initial or variation margin deposits for future contracts and  commitments  entered into under swap  agreements  or other  derivative  instruments,  will not be deemed to be pledges of the Portfolio's assets.

ASAF JPM Money Market Fund:

Investment  Objective:  The  investment  objective  of the Fund is to seek high current  income and  maintain  high levels of liquidity.

Investment Policies:

         Bank  Obligations.  The  Fund  will  not  invest  in bank  obligations  for  which  any  affiliate  of the
Sub-advisor is the ultimate obligor or accepting bank.

         Asset-Backed  Securities.  The  asset-backed  securities  in which the Fund may invest are  subject to the
Fund's overall credit requirements.  However,  asset-backed  securities,  in general, are subject to certain risks.
Most of these  risks are  related  to  limited  interests  in  applicable  collateral.  For  example,  credit  card receivables  are  generally  unsecured  and the debtors are  entitled  to the  protection  of a number of state and federal  consumer  credit laws, many of which give such debtors the right to set off certain amounts on credit card debt  thereby  reducing  the  balance  due.  Additionally,  if the  letter  of  credit  is  exhausted,  holders  of asset-backed  securities  may also  experience  delays in payments or losses if the full amounts due on  underlying sales contracts are not realized.  Because  asset-backed  securities are relatively  new, the market  experience in these  securities is limited and the market's ability to sustain  liquidity  through all phases of the market cycle has not  been  tested.  For a  discussion  of  asset-backed  securities  and the  risks  involved  therein  see the
Company's Prospectus and this SAI under "Certain Risk Factors and Investment Methods."

         Synthetic  Instruments.  As may be permitted by current laws and  regulations  and if expressly  permitted by the  Directors  of the  Company,  the Fund  may  invest  in  certain  synthetic  instruments.  Such  instruments generally  involve the deposit of asset-backed  securities in a trust  arrangement and the issuance of certificates evidencing  interests in the trust. The  certificates are generally sold in private  placements in reliance on Rule
144A of the Securities Act of 1933 (without registering the certificates under such Act).

         Reverse  Repurchase  Agreements.  The Fund invests the proceeds of  borrowings  under  reverse  repurchase agreements.  The Fund will enter into a reverse  repurchase  agreement  only when the interest  income to be earned from the  investment  of the proceeds is greater than the interest  expense of the  transaction.  The Fund will not invest the  proceeds of a reverse  repurchase  agreement  for a period  which  exceeds the  duration of the reverse repurchase  agreement.  The Fund may not enter  into  reverse  repurchase  agreements  exceeding  in the  aggregate one-third of the market value of its total assets,  less liabilities other than the obligations  created by reverse repurchase  agreements.  The Fund will  establish  and  maintain  with its  custodian  a  separate  account  with a segregated  portfolio  of  securities  in an amount at least equal to its  purchase  obligations  under its reverse repurchase  agreements.  If interest  rates rise during the term of a reverse  repurchase  agreement,  such reverse repurchase  agreement may have a negative  impact on the Fund's  ability to maintain a net asset value of $1.00 per share.

         Foreign  Securities.  The Fund may  invest in U.S.  dollar-denominated  foreign  securities.  Any  foreign commercial paper must not be subject to foreign  withholding tax at the time of purchase.  Foreign  investments may be made directly in  securities  of foreign  issuers or in the form of American  Depositary  Receipts  ("ADRs") and
European  Depositary  Receipts  ("EDRs").  Generally,  ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying  securities issued by a foreign  corporation and that are designed for use in the  domestic,  in the case of ADRs,  or European,  in the case of EDRs,  securities  markets.  For a discussion of depositary receipts and the risks involved in investing in foreign securities,  see the Company's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Lending  Portfolio  Securities.  Loans will be subject to termination by the Fund in the normal settlement time,  generally  three  business  days  after  notice.  Borrowed  securities  must be  returned  when  the loan is terminated.  The Fund may pay  reasonable  finders'  and  custodial  fees in  connection  with a loan.  In making a loan, the Fund will consider the creditworthiness of the borrowing financial institution.

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations are not  "fundamental"  restrictions and may be changed by the Directors of the Company without  shareholder  approval.
The Fund will not:

         1.       Invest in companies for the purpose of exercising management or control;

         2.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the Investment Company Act of 1940;

         3.       Purchase  securities on margin,  make short sales of  securities,  or maintain a short  position, provided  that this  restriction  shall  not be deemed to be  applicable  to the  purchase  or sale of  when-issued securities or of securities for delivery at a future date;

         4.       Acquire any  illiquid  securities,  such as  repurchase  agreements  with more than seven days to maturity or fixed time deposits with a duration of over seven  calendar  days,  if as a result  thereof,  more than
10% of the market value of the Fund's total assets would be in investments which are illiquid;

         5.       Mortgage,  pledge or  hypothecate  any assets,  except as may be  necessary  in  connection  with permissible borrowings or investments;  and then such mortgaging,  pledging or hypothecating may not exceed 33 1/3%
of the Fund's total assets at the time of borrowing or investment;

         6.       Purchase or sell puts,  calls,  straddles,  spreads,  or any combination  thereof,  except to the extent permitted by the Company's Prospectus and this SAI; or

         7.       Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                                        FUNDAMENTAL INVESTMENT RESTRICTIONS

         Investment  Restrictions.  Each Fund and  Portfolio  has  adopted  the  following  fundamental  investment restrictions which may not be changed without shareholder approval.

         1. Senior  Securities.  No Fund or Portfolio may issue senior  securities,  except as permitted  under the
            ------------------
Investment Company Act of 1940 (the "1940 Act").

         2.  Borrowing.  No Fund or Portfolio  may borrow  money,  except that a Fund or  Portfolio  may (i) borrow
             ---------
money for  non-leveraging,  temporary or emergency purposes,  and (ii) engage in reverse repurchase  agreements and make other  investments  or engage in other  transactions,  which may involve a borrowing,  in a manner  consistent with the Fund or  Portfolio's  investment  objective and policies;  provided that the  combination  of (i) and (ii)
shall not  exceed 33 1/3% of the value of the Fund or  Portfolio's  assets  (including  the amount  borrowed)  less liabilities  (other than  borrowings)  or such other  percentage  permitted  by law. Any  borrowings  which come to exceed this  amount will be reduced in  accordance  with  applicable  law.  Subject to the above  limitations,  the
Funds and Portfolios may borrow from banks or other persons to the extent permitted by applicable law.

         3.  Underwriting.  No Fund or Portfolio may underwrite  securities issued by other persons,  except to the
             ------------
extent that the Fund or Portfolio may be deemed to be an  underwriter  (within the meaning of the Securities Act of
1933) in connection with the purchase and sale of portfolio securities.

         4. Real Estate.  No Fund or  Portfolio  may  purchase or sell real estate  unless  acquired as a result of
            -----------
the ownership of  securities or other  instruments;  provided  that this  restriction  shall not prohibit a Fund or
Portfolio  from  investing in securities or other  instruments  backed by real estate or in securities of companies engaged in the real estate business.

         5.  Commodities.  No Fund or Portfolio  may purchase or sell  physical  commodities  unless  acquired as a
             -----------
result of the ownership of securities or instruments;  provided that this restriction  shall not prohibit a Fund or
Portfolio  from (i)  engaging in  permissible  options  and  futures  transactions  and  forward  foreign  currency contracts in accordance  with the Fund's or  Portfolio's  investment  policies,  or (ii) investing in securities of any kind.

         6.  Lending.  No  Fund  or  Portfolio  may  make  loans,  except  that a Fund or  Portfolio  may (i)  lend
             -------
portfolio  securities in accordance  with the Fund or Portfolio's  investment  policies in amounts up to 33 1/3% of the total assets of the Fund or Portfolio  taken at market value,  (ii) purchase money market  securities and enter into  repurchase  agreements,  and (iii) acquire  publicly  distributed  or privately  placed debt  securities  and purchase debt.

         7.  Industry  Concentration.  No Fund or  Portfolio  other  than  the  ASAF  INVESCO  Technology  Fund may
             -----------------------
purchase  any  security  if, as a result,  more than 25% of the value of the Fund or  Portfolio's  assets  would be invested in the securities of issuers having their  principal  business  activities in the same industry;  provided that this restriction does not apply to investments in obligations  issued or guaranteed by the U.S.  Government or any of its  agencies or  instrumentalities  (or  repurchase  agreements  with  respect  thereto).  The ASAF INVESCO
Technology  Fund may invest more than 25% of the value of its assets in the securities of companies  doing business in one or more industries relating to technology.

         8.  Diversification.  No Fund or  Portfolio  other  than the ASAF  Janus  Mid-Cap  Fund and the ASAF Rydex
             ---------------
Managed OTC Fund may, with respect to 75% of the value of its total assets,  purchase the  securities of any issuer
(other than  securities  issued or guaranteed by the U.S.  Government or any of its agencies or  instrumentalities)
if, as a result,  (i) more than 5% of the value of the Fund's or Portfolio's  total assets would be invested in the securities  of such issuer,  or (ii) more than 10% of the  outstanding  voting  securities  of such issuer would be held by the Fund or  Portfolio.  The ASAF Janus  Mid-Cap  Fund and the ASAF Rydex  Managed  OTC Fund may not,  with respect to 50% of its total assets,  invest in the  securities  of any one issuer  (other than the U.S.  Government and its agencies and  instrumentalities),  if immediately  after and as a result of such investment more than 5% of the total assets of the Portfolio would be invested in such issuer.

         Notes to  Investment  Restrictions.  The  following  notes  should be read in  conjunction  with the above fundamental  investment  restrictions.  These  notes  are  not  fundamental  policies  and may be  changed  without
                                                           ---
shareholder approval.

         o    Applicable to All Funds and  Portfolios:  If a restriction on a Fund's or Portfolio's  investments is
              ---------------------------------------
adhered to at the time an investment  is made, a subsequent  change in the  percentage of Fund or Portfolio  assets invested in certain  securities or other  instruments,  or change in average  duration of the Fund's or Portfolio's investment  portfolio,  resulting from changes in the value of the Fund's or Portfolio's total assets,  will not be considered a violation of the restriction;  provided,  however,  that the asset coverage requirement  applicable to borrowings shall be maintained in the manner contemplated by applicable law.

         o    Applicable to All Funds and Portfolios:  With respect to investment  restrictions (2) and (6), a Fund
              --------------------------------------
or Portfolio  will not borrow or lend to any other fund unless it applies for and receives an exemptive  order from the SEC, if so required,  or the SEC issues  rules  permitting  such  transactions.  There is no assurance  the SEC would grant any order requested by the Fund or Portfolio or promulgate any rules allowing the transactions.

         o    Applicable  to  All  Funds  and  Portfolios.   With  respect  to  investment   restriction  (6),  the
              -------------------------------------------
restriction  on making loans is not considered to limit a Fund or  Portfolio's  investments in loan  participations and assignments.

         o    Applicable  Only to the ASAF  Founders  International  Small  Capitalization  Fund:  With  respect to
              ----------------------------------------------------------------------------------
investment restriction (7), the Funds use industry  classifications based, where applicable,  on Baseline,  Bridge
                                                                                                 --------   -------
Information  Systems,  Reuters,  the S&P Stock Guide  published  by Standard & Poor's,  information  obtained  from
--------------------   -------       ---------------
Bloomberg  L.P.  and  Moody's  International,  and/or  the  prospectus  of the  issuing  company.  Selection  of an appropriate  industry  classification  resource will be made by the  Sub-advisor  in the exercise of its reasonable discretion.

         o    Applicable Only to the ASAF Gabelli  Small-Cap  Value Fund:  With respect to investment  restrictions
              ----------------------------------------------------------
(2) and (6),  the Fund has no current  intention  of  borrowing  or  lending to any other  fund.  For  purposes  of investment  restriction  (6), the Fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

         o    Applicable only to the ASAF AIM  International  Equity Fund.  With respect to investment  restriction
              -----------------------------------------------------------
(7), the Fund will not consider a bank-issued  guaranty or financial  guaranty insurance as a separate security for purposes of determining  the percentage of the Fund's assets  invested in the securities of issuers in a particular industry.

                                    CERTAIN RISK FACTORS AND INVESTMENT METHODS

         Some of the investment  instruments,  techniques and methods which may be used by one or more of the Funds and the risks attendant  thereto are described  below.  Other risk factors and investment  methods may be described in the Company's  Prospectus  under  "Investment  Programs of the Funds" and "Certain  Risk Factors and  Investment
Methods,"  and in this SAI under  "Investment  Programs  of the Funds." The risk  factors  and  investment  methods described  below only apply to those Funds or Portfolios  that may invest in such securities or use such investment methods.  The below  references  to the  investment  methods used by the Feeder  Funds apply  equally to the Funds'
corresponding Portfolios.

         Debt Obligations.  Yields on short,  intermediate,  and long-term securities are dependent on a variety of factors,  including,  the general conditions of the money and bond markets, the size of a particular offering,  the maturity of the obligation,  and the rating of the issue.  Debt  securities with longer  maturities tend to produce higher  yields and are  generally  subject to  potentially  greater  capital  appreciation  and  depreciation  than obligations  with  shorter  maturities  and lower  yields.  The  market  prices of debt  securities  usually  vary, depending  upon available  yields.  An increase in prevailing  interest  rates will  generally  reduce the value of debt  investments,  and a decline in interest  rates will  generally  increase the value of debt  investments.  The ability of a Fund to achieve its investment  objective is also  dependent on the continuing  ability of the issuers of the debt  securities  in which a Fund  invests  to meet  their  obligations  for the  payment  of  interest  and principal when due.

         Special Risks  Associated  with  Low-Rated and  Comparable  Unrated  Securities.  Low-rated and comparable unrated  securities,  while  generally  offering  higher  yields  than  investment-grade  securities  with  similar maturities,  involve  greater  risks,  including the  possibility  of default or  bankruptcy.  They are regarded as predominantly  speculative with respect to the issuer's  capacity to pay interest and repay principal.  The special risk  considerations  in connection with such  investments are discussed  below. See the Appendix of this SAI for a discussion of securities ratings.

                  Effect of Interest Rates and Economic Changes.  The low-rated and comparable  unrated  securities market is relatively new, and its growth  paralleled a long economic  expansion.  As a result,  it is not clear how this market may withstand a prolonged  recession or economic  downturn.  Such a prolonged  economic  downturn could severely disrupt the market for and adversely affect the value of such securities.

                  All interest-bearing  securities  typically  experience  appreciation when interest rates decline and depreciation  when interest rates rise. The market values of low-rated and comparable  unrated  securities tend to reflect  individual  corporate  developments  to a greater extent than do higher-rated  securities,  which react primarily to  fluctuations  in the general level of interest  rates.  Low-rated and comparable  unrated  securities also tend to be more  sensitive  to  economic  conditions  than are  higher-rated  securities.  During an  economic downturn or a sustained  period of rising  interest  rates,  highly  leveraged  issuers of low-rated and comparable unrated  securities  may experience  financial  stress and may not have  sufficient  revenues to meet their payment obligations.  The  issuer's  ability to service its debt  obligations  may also be  adversely  affected by specific
corporate   developments,   the  issuer's  inability  to  meet  specific  projected  business  forecasts,   or  the
unavailability  of additional  financing.  The risk of loss due to default by an issuer of low-rated and comparable unrated  securities is significantly  greater than issuers of higher-rated  securities  because such securities are generally  unsecured  and are often  subordinated  to other  creditors.  Further,  if the issuer of a low-rated and comparable  unrated  security  defaulted,  a Fund might  incur  additional  expenses to seek  recovery.  Periods of economic  uncertainty  and changes would also  generally  result in increased  fluctuation  in the market prices of low-rated and comparable unrated securities and thus in a Fund's net asset value.

                  As  previously  stated,  the value of such a security  will  decrease in a rising  interest  rate market and  accordingly,  so will a Fund's net asset value.  If a Fund  experiences  unexpected net  redemptions in such a  market,  it may be forced to  liquidate  a portion  of its  portfolio  securities  without  regard to their investment  merits.  Due to the limited liquidity of some high-yield  securities  (discussed  below), a Fund may be forced to liquidate these securities at a substantial  discount.  Any such liquidation  would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for a Fund.

                  Payment   Expectations.   Low-rated  and  comparable   unrated   securities   typically   contain
redemption,  call, or prepayment  provisions  which permit the issuer of securities  containing such provisions to, at their  discretion,  redeem the  securities.  During  periods of falling  interest  rates,  issuers of high-yield securities  are likely to redeem or prepay the  securities  and refinance  them with debt  securities  with a lower interest rate. To the extent an issuer is able to refinance the  securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower-yielding security, which would result in a lower return for a Fund.

                  Issuers of lower-rated  securities are often highly  leveraged,  so that their ability to service their debt  obligations  during an economic  downturn or during  sustained  periods of rising interest rates may be impaired.  Such issuers may not have more traditional  methods of financing  available to them and may be unable to repay  outstanding  obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment  of  principal  by such issuers is  significantly  greater  because  such  securities  frequently  are unsecured and subordinated to the prior payment of senior indebtedness.

                  Credit Ratings.  Credit ratings issued by  credit-rating  agencies attempt to evaluate the safety of principal and interest  payments of rated securities.  They do not,  however,  evaluate the market value risk of low-rated  and  comparable  unrated  securities  and,  therefore,  may not  fully  reflect  the  true  risks  of an investment.  In  addition,  credit-rating  agencies  may or may not make  timely  changes  in a rating  to  reflect changes  in the  economy  or in the  condition  of the  issuer  that  affect  the  market  value  of the  security.
Consequently,  credit  ratings may be used only as a preliminary  indicator of investment  quality.  Investments in low-rated  and  comparable  unrated  securities  will be more  dependent  on the  applicable  Sub-advisor's  credit analysis  than would be the case with  investments  in  investment-grade  debt  securities.  Such  Sub-advisor  may employ its own credit  research and analysis,  which could  include a study of existing  debt,  capital  structure, ability to service debt and to pay  dividends,  the issuer's  sensitivity  to economic  conditions,  its  operating history,  and the current trend of earnings.  The  Sub-advisors  continually  monitor the investments in a Fund and evaluate  whether to dispose of or to retain  low-rated and comparable  unrated  securities whose credit ratings or credit quality may have changed.

                  Liquidity  and  Valuation.  A Fund  may  have  difficulty  disposing  of  certain  low-rated  and comparable  unrated  securities  because  there  may be a thin  trading  market  for such  securities.  There is no established  retail  secondary market for many of these  securities.  A Fund anticipates that such securities could be sold only to a limited number of dealers or institutional  investors.  To the extent a secondary  trading market does exist,  it is generally  not as liquid as the  secondary  market for  higher-rated  securities.  The lack of a liquid  secondary  market may have an adverse  impact on the market price of the  security.  As a result,  a Fund's asset value and a Fund's ability to dispose of particular  securities,  when  necessary to meet a Fund's  liquidity needs or in response to a specific  economic  event,  may be impacted.  The lack of a liquid  secondary  market for certain  securities may also make it more difficult for a Fund to obtain  accurate  market  quotations for purposes of valuing a portfolio.  Market  quotations  are  generally  available on many  low-rated  and  comparable  unrated issues  only from a limited  number of  dealers  and may not  necessarily  represent  firm bids of such  dealers or prices for actual  sales.  During  periods of thin  trading,  the spread  between bid and asked prices is likely to increase  significantly.  In  addition,  adverse  publicity  and  investor  perceptions,  whether  or not  based on fundamental  analysis,  may decrease  the values and  liquidity of low-rated  and  comparable  unrated  securities, especially in a thinly-traded market.

         Put and Call Options:

                  Writing  (Selling)  Call Options.  A call option gives the holder (buyer) the "right to purchase"
a security or currency at a specified price (the exercise  price),  at expiration of the option (European style) or at any time until a certain date (the expiration  date) (American  style).  So long as the obligation of the writer of a call option  continues,  he may be assigned an exercise notice by the  broker-dealer  through whom such option was sold,  requiring him to deliver the  underlying  security or currency  against  payment of the exercise  price.
This  obligation  terminates  upon the  expiration  of the call  option,  or such  earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

                  When  writing a call option,  a Fund,  in return for the premium,  gives up the  opportunity  for profit from a price  increase in the  underlying  security or currency  above the exercise  price,  but  conversely retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns  securities or currencies  not subject to an option,  a Fund has no control  over when it may be  required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the expiration of its obligation  as a writer.  If a call option  which a Fund has written  expires,  the Fund will realize a gain in the amount  of the  premium;  however,  such gain may be offset by a  decline  in the  market  value of the  underlying security or currency  during the option  period.  If the call option is  exercised,  a Fund will  realize a gain or loss from the sale of the underlying security or currency.

                  Writing  (Selling)  Put  Options.  A put option  gives the  purchaser  of the option the right to sell,  and the writer  (seller)  has the  obligation  to buy, the  underlying  security or currency at the exercise price during the option period  (American style) or at the expiration of the option  (European  style).  So long as the obligation of the writer  continues,  he may be assigned an exercise notice by the  broker-dealer  through whom such option was sold,  requiring  him to make  payment of the exercise  price  against  delivery of the  underlying security or currency.  The operation of put options in other  respects,  including their related risks and rewards, is substantially identical to that of call options.

                  Premium  Received  from Writing  Call or Put Options.  A Fund will receive a premium from writing a put or call option,  which increases such Fund's return in the event the option expires  unexercised or is closed out at a profit.  The amount of the premium  will  reflect,  among other  things,  the  relationship  of the market price of the  underlying  security to the exercise  price of the option,  the term of the option and the volatility of the market  price of the  underlying  security.  By writing a call  option,  a Fund  limits its  opportunity  to profit from any increase in the market value of the  underlying  security  above the exercise  price of the option.
By writing a put option,  a Fund assumes the risk that it may be required to purchase the  underlying  security for an exercise  price  higher than its then  current  market  value,  resulting  in a  potential  capital  loss if the purchase price exceeds the market value plus the amount of the premium received,  unless the security  subsequently appreciates in value.

                  Closing  Transactions.  A Fund  may  terminate  an  option  that  it  has  written  prior  to its expiration by entering into a closing  purchase  transaction  in which it purchases an option having the same terms as the option written.  Closing  transactions  may be effected in order to realize a profit on an outstanding  call option, to prevent an underlying  security or currency from being called,  or, to permit the sale of the underlying security or currency.  A Fund will realize a profit or loss from such  transaction if the cost of such  transaction is less or more than the premium  received  from the writing of the option.  In the case of a put option,  any loss so incurred may be partially or entirely  offset by the premium  received from a simultaneous or subsequent sale of a different put option.  Because  increases in the market price of a call option will generally  reflect  increases in the market price of the underlying  security,  any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Fund.

                  Furthermore,  effecting a closing  transaction will permit a Fund to write another call option on the underlying  security or currency with either a different  exercise price or expiration  date or both. If a Fund desires to sell a particular  security or currency  from its  portfolio  on which it has written a call option,  or purchased a put option, it will seek to effect a closing  transaction  prior to, or concurrently  with, the sale of the  security or  currency.  There is, of course,  no  assurance  that a Fund will be able to effect  such  closing transactions  at a favorable  price.  If a Fund cannot enter into such a transaction,  it may be required to hold a security or currency  that it might  otherwise  have sold.  When a Fund writes a covered call  option,  it runs the risk of not being able to participate in the  appreciation  of the  underlying  securities or currencies  above the exercise  price,  as  well  as the  risk  of  being  required  to hold on to  securities  or  currencies  that  are depreciating  in value.  This  could  result in higher  transaction  costs.  A Fund will pay  transaction  costs in connection  with the  writing  of options to close out  previously  written  options.  Such  transaction  costs are normally higher than those applicable to purchases and sales of portfolio securities.

                  Purchasing  Call  Options.  Call  options may be purchased by a Fund for the purpose of acquiring the  underlying  securities  or  currencies  for its  portfolio.  Utilized in this  fashion,  the  purchase of call options  enables a Fund to acquire the  securities or currencies at the exercise  price of the call option plus the premium  paid.  At times the net cost of acquiring  securities  or  currencies  in this manner may be less than the cost of  acquiring  the  securities  or  currencies  directly.  This  technique  may  also be  useful  to a Fund in purchasing a large block of  securities  or  currencies  that would be more  difficult to acquire by direct  market purchases.  So long as it holds such a call option rather than the underlying  security or currency  itself, a Fund is partially  protected from any unexpected decline in the market price of the underlying  security or currency and in such event could allow the call  option to expire,  incurring a loss only to the extent of the premium  paid for the option.

                  Purchasing  Put Options.  A Fund may purchase a put option on an underlying  security or currency owned by the Fund (a  "protective  put") as a  defensive  technique  in order to  protect  against  an  anticipated decline in the value of the security or currency.  Such hedge  protection  is provided  only during the life of the put option when the Fund, as the holder of the put option,  is able to sell the underlying  security or currency at the put exercise price regardless of any decline in the underlying  security's market price or currency's  exchange value.  For example,  a put option may be purchased in order to protect  unrealized  appreciation  of a security or currency  where a  Sub-advisor  deems it  desirable  to  continue to hold the  security or currency  because of tax considerations.  The  premium  paid for the put option and any  transaction  costs would  reduce any  capital  gain otherwise available for distribution when the security or currency is eventually sold.

                  If a Fund purchases put options at a time when the Fund does not own the  underlying  security or currency,  the Fund seeks to benefit  from a decline in the market  price of the  underlying  security or currency.
If the put option is not sold when it has remaining  value,  and if the market price of the underlying  security or currency  remains equal to or greater than the exercise  price during the life of the put option,  a Fund will lose its entire  investment in the put option.  In order for the purchase of a put option to be  profitable,  the market price of the  underlying  security or currency  must decline  sufficiently  below the  exercise  price to cover the premium and transaction costs.

                  Dealer Options.  Exchange-traded  options  generally have a continuous liquid market while dealer options  have none.  Consequently,  a Fund will  generally  be able to realize the value of a dealer  option it has purchased  only by  exercising  it or  reselling  it to the dealer who issued it.  Similarly,  when a Fund writes a dealer option,  it generally  will be able to close out the option prior to its expiration  only by entering into a closing  purchase  transaction  with the dealer to which the Fund  originally  wrote the option.  While a Fund will seek to enter into  dealer  options  only with  dealers  who will agree to and which are  expected to be capable of entering  into  closing  transactions  with the  Fund,  there  can be no  assurance  that the Fund  will be able to liquidate  a dealer  option  at a  favorable  price at any time  prior to  expiration.  Until a Fund,  as a covered dealer call option  writer,  is able to effect a closing  purchase  transaction,  it will not be able to  liquidate securities  (or other assets) used as cover until the option  expires or is  exercised.  In the event of insolvency of the other  party,  a Fund may be unable to  liquidate  a dealer  option.  With  respect to options  written by a
Fund,  the  inability to enter into a closing  transaction  may result in material  losses to a Fund.  For example, since a Fund must maintain a secured  position with respect to any call option on a security it writes,  a Fund may not sell the assets which it has  segregated to secure the position  while it is obligated  under the option.  This requirement  may  impair  a  Fund's  ability  to sell  portfolio  securities  at a time  when  such  sale  might be advantageous.

                  The Staff of the SEC has taken the position  that  purchased  dealer  options and the assets used to secure the written  dealer  options  are  illiquid  securities.  A Fund may treat the cover used for written OTC options as liquid if the dealer  agrees  that the Fund may  repurchase  the OTC option it has written for a maximum price to be calculated  by a  predetermined  formula.  In such cases,  the OTC option would be considered  illiquid only to the extent the maximum  repurchase  price under the formula exceeds the intrinsic  value of the option.  To this  extent,  a Fund will treat  dealer  options as subject to a Fund's  limitation  on  unmarketable  or illiquid securities.  If the SEC changes its position on the liquidity of dealer  options,  a Fund will change its treatment of such instrument accordingly.

         Certain Risk Factors in Writing Call  Options and in  Purchasing  Call and Put Options.  During the option period,  a Fund,  as writer of a call option has,  in return for the premium  received on the option,  given up the opportunity for capital  appreciation  above the exercise price should the market price of the underlying  security increase,  but has retained the risk of loss should the price of the underlying  security  decline.  The writer has no control  over the time when it may be  required to fulfill its  obligation  as a writer of the option.  The risk of purchasing a call or put option is that a Fund may lose the premium it paid plus  transaction  costs.  If a Fund does not exercise the option and is unable to close out the position  prior to  expiration  of the option,  it will lose its entire investment.

         An  exchange-traded  option  position  may be closed out only on an  exchange  which  provides a secondary market.  There  can be no  assurance  that a liquid  secondary  market  will  exist  for a  particular  option at a particular  time and that a Fund can close out its  position  by  effecting  a  closing  transaction.  If a Fund is unable to effect a closing purchase  transaction,  it cannot sell the underlying  security until the option expires or the option is  exercised.  Accordingly,  a Fund may not be able to sell the  underlying  security at a time when it might  otherwise  be  advantageous  to do so.  Possible  reasons  for the absence of a liquid  secondary  market include the following:  (i) insufficient  trading interest in certain  options;  (ii)  restrictions on transactions imposed by an exchange;  (iii) trading halts,  suspensions or other restrictions imposed with respect to particular classes or series of options or underlying  securities;  (iv)  inadequacy  of the  facilities of an exchange or the clearing  corporation to handle  trading  volume;  and (v) a decision by one or more  exchanges to discontinue  the trading of  options or impose  restrictions  on orders.  In  addition,  the hours of trading  for  options  may not conform to the hours during which the  underlying  securities  are traded.  To the extent that the options  markets close before the markets for the  underlying  securities,  significant  price and rate  movements can take place in the  underlying  markets  that cannot be  reflected  in the options  markets.  The  purchase of options is a highly specialized  activity which involves investment  techniques and risks different from those associated with ordinary portfolio securities transactions.

         Each exchange has  established  limitations  governing the maximum number of call options,  whether or not covered,  which may be written by a single investor  acting alone or in concert with others  (regardless of whether such  options  are written on the same or  different  exchanges  or are held or written on one or more  accounts or through one or more  brokers).  An exchange  may order the  liquidation  of  positions  found to be in violation of these limits and it may impose other sanctions or restrictions.

         Options on Stock Indices.  Options on stock indices are similar to options on specific  securities  except that,  rather than the right to take or make delivery of the specific  security at a specific price, an option on a stock index gives the holder the right to receive,  upon  exercise of the option,  an amount of cash if the closing level  of that  stock  index is  greater  than,  in the case of a call,  or less  than,  in the case of a put,  the exercise  price of the option.  This amount of cash is equal to such  difference  between the closing  price of the index and the exercise  price of the option  expressed in dollars  multiplied by a specified  multiple.  The writer of the option is obligated,  in return for the premium  received,  to make delivery of this amount.  Unlike options on  specific  securities,  all  settlements  of options on stock  indices  are in cash and gain or loss  depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         Risk  Factors of Options on Indices.  Because the value of an index option  depends upon the  movements in the level of the index  rather  than upon  movements  in the price of a  particular  security,  whether a Fund will realize a gain or a loss on the purchase or sale of an option on an index  depends upon the  movements in the level of prices in the market  generally or in an industry or market  segment  rather than upon movements in the price of the individual  security.  Accordingly,  successful use of positions  will depend upon a  Sub-advisor's  ability to predict  correctly  movements  in the  direction  of the  market  generally  or in the  direction  of a  particular industry.  This  requires  different  skills and  techniques  than  predicting  changes in the prices of individual securities.

         Index prices may be distorted if trading of securities  included in the index is  interrupted.  Trading in index options also may be  interrupted  in certain  circumstances,  such as if trading were halted in a substantial number of securities  in the index.  If this  occurred,  a Fund would not be able to close out options which it had written or  purchased  and, if  restrictions  on exercise  were  imposed,  might be unable to exercise an option it purchased, which would result in substantial losses.

         Price movements in portfolio  securities  will not correlate  perfectly with movements in the level of the index and  therefore,  a Fund bears the risk that the price of the securities may not increase as much as the level of the  index.  In this  event,  the Fund would bear a loss on the call  which  would not be  completely  offset by movements  in the  prices  of the  securities.  It is also  possible  that the  index  may rise when the value of a
Fund's  securities  does not.  If this  occurred,  a Fund would  experience  a loss on the call which  would not be offset by an increase in the value of its  securities  and might also  experience a loss in the market value of its securities.

         Unless a Fund has other  liquid  assets  which are  sufficient  to satisfy  the  exercise of a call on the index,  the Fund will be  required  to  liquidate  securities  in order to satisfy  the  exercise.  When a Fund has written a call on an index,  there is also the risk that the market may  decline  between the time the Fund has the call  exercised  against  it,  at a price  which  is  fixed as of the  closing  level  of the  index on the date of exercise,  and the time the Fund is able to sell  securities.  As with options on securities,  the Sub-advisor will not  learn  that a call has been  exercised  until the day  following  the  exercise  date,  but,  unlike a call on securities  where a Fund would be able to deliver the underlying  security in  settlement,  a Fund may have to sell part of its securities in order to make settlement in cash, and the price of such  securities  might decline before they could be sold.

         If a Fund  exercises a put option on an index which it has  purchased  before final  determination  of the closing  index  value for the day,  it runs the risk  that the level of the  underlying  index  may  change  before closing.  If this change causes the exercised option to fall  "out-of-the-money,"  the Fund will be required to pay the difference  between the closing index value and the exercise price of the option  (multiplied by the applicable multiplier)  to the assigned  writer.  Although a Fund may be able to minimize  this risk by  withholding  exercise instructions  until just before the daily  cutoff  time or by selling  rather  than  exercising  an option when the index level is close to the exercise  price,  it may not be possible to eliminate  this risk  entirely  because the cutoff  time for index  options may be earlier  than those  fixed for other  types of options and may occur  before definitive closing index values are announced.

         Trading  in  Futures.  A futures  contract  provides  for the  future  sale by one party and  purchase  by another  party of a  specified  amount of a  specific  financial  instrument  (e.g.,  units of a stock  index) at a specified  price,  date,  time and place  designated at the time the contract is made.  Brokerage fees are incurred when a futures  contract is bought or sold and margin  deposits  must be  maintained.  Entering  into a contract to buy is  commonly  referred  to as buying or  purchasing  a contract  or holding a long  position.  Entering  into a contract to sell is commonly referred to as selling a contract or holding a short position.

         Unlike when a Fund  purchases  or sells a security,  no price would be paid or received by a Fund upon the purchase  or sale of a futures  contract.  Upon  entering  into a futures  contract,  and to maintain a Fund's open positions in futures  contracts,  a Fund would be required to deposit with its custodian in the name of the futures broker  an  amount of cash,  U.S.  government  securities,  suitable  money  market  instruments,  or other  liquid securities,  known as  "initial  margin."  A margin  deposit  is  intended  to ensure a Fund's  performance  of the futures  contract.  The initial margin required for a particular  futures  contract is set by the exchange on which the contract is traded,  and may be  significantly  modified  from time to time by the exchange  during the term of the  contract.  Futures  contracts  are  customarily  purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open  futures  contract  changes  (by  increase in the case of a sale or by decrease in the case of a  purchase)  so that the loss on the futures  contract  reaches a point at which the margin on deposit does not satisfy  margin  requirements,  the broker will require an increase in the margin.  However,  if the value of a position  increases  because of favorable  price  changes in the futures  contract so that the margin  deposit exceeds the required margin, the broker will pay the excess to a Fund.

         These subsequent  payments,  called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying  assets  fluctuate making the long and short positions in the futures contract more or less  valuable,  a process known as "marking to the market." A Fund may or may not earn interest  income on its margin deposits.  Although  certain futures  contracts,  by their terms,  require actual future delivery of and payment for the  underlying  instruments,  in practice  most futures  contracts  are usually  closed out before the delivery  date.  Closing out an open futures  contract  purchase or sale is effected by entering into an offsetting futures contract  purchase or sale,  respectively,  for the same aggregate  amount of the identical  securities and the same delivery  date. If the  offsetting  purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss.  Conversely,  if the  offsetting  sale price is more than the original purchase  price,  a Fund realizes a gain; if it is less, a Fund realizes a loss.  The  transaction  costs must also be included in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter into an offsetting  transaction  with respect to a particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting  transaction,  a Fund will  continue to be required to maintain the margin  deposits on the futures contract.

         A stock  index  futures  contract  is an  agreement  in which one party  agrees to deliver to the other an amount of cash equal to a specific  amount  multiplied  by the  difference  between  the value of a specific  stock index at the  close of the last  trading  day of the  contract  and the price at which the  agreement  is made.  No physical  delivery of  securities is made.  For example,  one contract in the  Financial  Times Stock  Exchange 100
Index future is a contract to buy 25 pounds  sterling  multiplied by the level of the UK Financial  Times 100 Share
Index on a given future date.  Settlement  of a stock index  futures  contract may or may not be in the  underlying security.  If not in the underlying  security,  then settlement  will be made in cash,  equivalent over time to the difference  between the  contract  price and the actual price of the  underlying  asset at the time the stock index futures contract expires.

         Options on futures are similar to options on  underlying  instruments  except that options on futures give the  purchaser  the right,  in return for the  premium  paid,  to assume a position  in a futures  contract (a long position  if the option is a call and a short  position  if the option is a put),  rather  than to purchase or sell the futures  contract,  at a specified  exercise  price at any time during the period of the option.  Upon exercise of the option,  the  delivery of the futures  position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated  balance in the writer's  futures margin account which represents the amount by which the market price of the futures  contract,  at exercise,  exceeds (in the case of a call) or is less  than  (in the  case of a put) the  exercise  price of the  option  on the  futures  contract.  Alternatively, settlement  may be made totally in cash.  Purchasers  of options who fail to exercise  their  options  prior to the exercise date suffer a loss of the premium paid.

         The writer of an option on a futures  contract  is  required to deposit  margin  pursuant to  requirements similar to those applicable to futures  contracts.  Upon exercise of an option on a futures contract,  the delivery of the futures  position by the writer of the option to the holder of the option  will be  accompanied  by delivery of the accumulated  balance in the writer's  margin  account.  This amount will be equal to the amount by which the market price of the futures  contract at the time of exercise  exceeds,  in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although  financial  futures  contracts  by  their  terms  call  for  actual  delivery  or  acceptance  of securities,  in most cases the contracts are closed out before the settlement  date without the making or taking of delivery.  Closing out is accomplished by effecting an offsetting  transaction.  A futures  contract sale is closed out by effecting a futures  contract  purchase for the same  aggregate  amount of securities  and the same delivery date.  If the  sale  price  exceeds  the  offsetting  purchase  price,  the  seller  immediately  would be paid the difference  and would realize a gain. If the  offsetting  purchase  price exceeds the sale price,  the seller would immediately pay the difference and would realize a loss.  Similarly,  a futures contract  purchase is closed out by effecting a futures  contract sale for the same  securities  and the same delivery  date.  If the  offsetting  sale price exceeds the purchase  price,  the purchaser  would realize a gain,  whereas if the purchase price exceeds the offsetting  sale price,  the  purchaser  would  realize a loss.  Commissions  on financial  futures  contracts  and related  options  transactions  may be higher than those which would  apply to  purchases  and sales of  securities directly.

         A public market  exists in interest  rate futures  contracts  covering  primarily the following  financial instruments:  U.S. Treasury bonds; U.S. Treasury notes;  Government National Mortgage Association ("GNMA") modified
pass-through   mortgage-backed  securities;   three-month  U.S.  Treasury  bills;  90-day  commercial  paper;  bank certificates of deposit;  and Eurodollar  certificates of deposit.  It is expected that futures  contracts  trading in additional  financial  instruments  will be  authorized.  The standard  contract size is generally  $100,000 for futures contracts in U.S.  Treasury bonds,  U.S.  Treasury notes, and GNMA  pass-through  securities and $1,000,000 for the other  designated  futures  contracts.  A public  market exists in futures  contracts  covering a number of indices,  including,  but not limited to, the  Standard & Poor's 500 Index,  the  Standard & Poor's 100 Index,  the
NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

         Regulatory  Matters  Relating to Futures  Contracts  and Related  Options.  The Staff of the SEC has taken the position that the purchase and sale of futures  contracts  and the writing of related  options may give rise to
"senior  securities"  for the purposes of the  restrictions  contained in Section 18 of the 1940 Act on  investment companies'  issuing senior  securities.  However,  the Staff has taken the position that no senior security will be created if a Fund  segregates  an amount of cash or other liquid  assets at least equal to the amount of the Fund's obligation  under the futures  contract or option.  Each Fund will conduct its  purchases  and sales of any futures contracts and writing of related options transactions in accordance with this requirement.

         Certain Risks  Relating to Futures  Contracts  and Related  Options.  There are special risks  involved in futures transactions.

                  Volatility  and  Leverage.  The prices of futures  contracts  are  volatile  and are  influenced, among  other  things,  by actual  and  anticipated  changes in the market  and  interest  rates,  which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

                  Most  United  States  futures  exchanges  limit the amount of  fluctuation  permitted  in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum amount that the price of a futures  contract  may vary  either up or down from the  previous  day's  settlement  price at the end of a trading session.  Once the daily limit has been reached in a  particular  type of futures  contract,  no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular  trading day and therefore does not limit  potential  losses,  because the limit may prevent the  liquidation of unfavorable positions.  Futures  contract prices have  occasionally  moved to the daily limit for several  consecutive  trading days with little or no trading,  thereby  preventing  prompt  liquidation of futures  positions and subjecting some futures traders to substantial losses.

                  Because of the low margin deposits  required,  futures trading  involves an extremely high degree of leverage.  As a result,  a relatively  small price  movement in a futures  contract may result in immediate  and substantial loss, as well as gain, to the investor.  For example,  if at the time of purchase,  10% of the value of the futures  contract is deposited as margin,  a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit,  before any deduction for the transaction  costs, if the account were then closed  out. A 15%  decrease  would  result in a loss equal to 150% of the  original  margin  deposit,  if the contract  were closed out.  Thus,  a purchase or sale of a futures  contract  may result in losses in excess of the amount invested in the futures  contract.  However,  a Fund would presumably have sustained  comparable  losses if, instead of the futures  contract,  it had  invested in the  underlying  instrument  and sold it after the  decline.
Furthermore,  in the case of a futures contract purchase,  in order to be certain that a Fund has sufficient assets to satisfy its obligations  under a futures  contract,  a Fund earmarks to the futures contract liquid assets equal in value to the current value of the underlying instrument less the margin deposit.

                  Liquidity.  A Fund may elect to close some or all of its futures  positions  at any time prior to their  expiration.  A Fund  would do so to reduce  exposure  represented  by long  futures  positions  or  increase exposure  represented  by short  futures  positions.  A Fund may close its positions by taking  opposite  positions which would operate to terminate the Fund's position in the futures  contracts.  Final  determinations of variation margin  would then be made,  additional  cash would be required to be paid by or released to a Fund,  and such Fund would realize a loss or a gain.

                  Futures  contracts  may be closed out only on the exchange or board of trade where the  contracts were  initially  traded.  Although a Fund may intend to purchase or sell  futures  contracts  only on  exchanges or boards of trade  where there  appears to be an active  market,  there is no  assurance  that a liquid  market on an exchange  or board of trade will exist for any  particular  contract at any  particular  time.  In such  event,  it might not be  possible  to close a futures  contract,  and in the event of adverse  price  movements,  a Fund would continue to be required to make daily cash payments of variation  margin.  However,  in the event futures contracts have been used to hedge the  underlying  instruments,  a Fund would  continue  to hold the  underlying  instruments subject to the hedge until the futures  contracts could be terminated.  In such  circumstances,  an increase in the price  of the  underlying  instruments,  if any,  might  partially  or  completely  offset  losses  on the  futures contract.  However,  as described below,  there is no guarantee that the price of the underlying  instruments will, in fact,  correlate  with the price  movements  in the futures  contract  and thus provide an offset to losses on a futures contract.

                  Hedging Risk. A decision of whether,  when,  and how to hedge  involves  skill and judgment,  and even a well-conceived  hedge may be unsuccessful to some degree because of unexpected  market  behavior,  market or interest  rate  trends.  There are several  risks in  connection  with the use by a Fund of futures  contracts as a hedging  device.  One risk arises  because of the  imperfect  correlation  between  movements  in the prices of the futures  contracts and movements in the prices of the  underlying  instruments  which are the subject of the hedge.
The Sub-advisor will, however,  attempt to reduce this risk by entering into futures contracts whose movements,  in its judgment,  will have a significant  correlation with movements in the prices of a Fund's underlying instruments sought to be hedged.

                  Successful  use of  futures  contracts  by a Fund  for  hedging  purposes  is also  subject  to a
Sub-advisor's  ability to correctly  predict  movements in the direction of the market. It is possible that, when a
Fund has sold futures to hedge its portfolio  against a decline in the market,  the index,  indices,  or underlying instruments  on which the futures are written might  advance and the value of the  underlying  instruments  held in the Fund's  portfolio  might decline.  If this were to occur, a Fund would lose money on the futures and also would experience  a  decline  in value in its  underlying  instruments.  However,  while  this  might  occur to a certain degree,  the Sub-advisor  may believe that over time the value of a Fund's  portfolio will tend to move in the same direction  as the  market  indices  which are  intended  to  correlate  to the price  movements  of the  underlying instruments  sought to be hedged.  It is also possible that if a Fund were to hedge  against the  possibility  of a decline in the market  (adversely  affecting the underlying  instruments  held in its portfolio) and prices instead increased,  the Fund would lose part or all of the benefit of increased value of those underlying  instruments that it has  hedged,  because  it  would  have  offsetting  losses  in its  futures  positions.  In  addition,  in  such situations,  if a Fund had insufficient cash, it might have to sell underlying  instruments to meet daily variation margin  requirements.  Such sales of underlying  instruments  might be, but would not  necessarily be, at increased prices (which would reflect the rising  market).  A Fund might have to sell  underlying  instruments at a time when it would be disadvantageous to do so.

                  In addition to the possibility  that there might be an imperfect  correlation,  or no correlation at all, between price movements in the futures  contracts and the portion of the portfolio being hedged,  the price movements of futures  contracts might not correlate  perfectly with price  movements in the underlying  instruments due to certain market  distortions.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors might close futures  contracts  through  offsetting  transactions  which  could  distort  the normal  relationship  between the underlying  instruments  and futures  markets.  Second,  the margin  requirements  in the  futures  market are less onerous than margin requirements in the securities  markets,  and as a result the futures market might attract more speculators  than the securities  markets do.  Increased  participation  by speculators in the futures market might also cause  temporary  price  distortions.  Due to the  possibility  of price  distortion in the futures market and also because of the imperfect  correlation  between price movements in the underlying  instruments and movements in the prices of futures  contracts,  even a correct  forecast of general market trends by the  Sub-advisor  might not result in a successful hedging transaction over a very short time period.

         Certain  Risks of  Options  on  Futures  Contracts.  A Fund may seek to close  out an option  position  by writing or buying an offsetting  option  covering the same index,  underlying  instruments,  or contract and having the same  exercise  price and  expiration  date.  The ability to establish  and close out positions on such options will be subject to the  maintenance of a liquid  secondary  market.  Reasons for the absence of a liquid  secondary market on an exchange  include the following:  (i) there may be insufficient  trading  interest in certain options;
(ii)  restrictions  may be imposed by an exchange on opening  transactions or closing  transactions or both;  (iii)
trading halts,  suspensions or other  restrictions  may be imposed with respect to particular  classes or series of options,  or underlying  instruments;  (iv) unusual or unforeseen  circumstances may interrupt normal operations on an  exchange;  (v) the  facilities  of an  exchange or a clearing  corporation  may not at all times be adequate to handle current trading volume;  or (vi) one or more exchanges  could,  for economic or other reasons,  decide or be compelled at some future date to discontinue  the trading of options (or a particular  class or series of options), in which event the secondary  market on that exchange (or in the class or series of options)  would cease to exist, although  outstanding options on the exchange that had been issued by a clearing  corporation as a result of trades on that exchange  would  continue to be  exercisable  in accordance  with their terms.  There is no assurance  that higher than  anticipated  trading activity or other  unforeseen  events might not, at times,  render certain of the facilities of any of the clearing  corporations  inadequate,  and thereby result in the  institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         Foreign Futures and Options.  Participation in foreign futures and foreign options  transactions  involves the  execution  and  clearing  of  trades on or  subject  to the rules of a  foreign  board of trade.  Neither  the
National  Futures  Association  nor any domestic  exchange  regulates  activities  of any foreign  boards of trade, including the  execution,  delivery and clearing of  transactions,  or has the power to compel  enforcement  of the rules of a foreign  board of trade or any  applicable  foreign  law.  This is true even if the exchange is formally linked to a domestic  market so that a position  taken on the market may be liquidated by a transaction  on another market.  Moreover,  such laws or  regulations  will vary  depending  on the  foreign  country in which the  foreign futures or foreign options  transaction  occurs. For these reasons,  customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective  measures  provided by the Commodity  Exchange Act, the CFTC regulations and the rules of the National  Futures  Association and any domestic  exchange,  including the right to use reparations  proceedings before the CFTC and arbitration  proceedings provided by the National Futures
Association or any domestic  futures  exchange.  In particular,  funds received from customers for foreign  futures or  foreign  options  transactions  may not be  provided  the same  protections  as funds  received  in  respect of transactions  on United  States  futures  exchanges.  In  addition,  the price of any  foreign  futures  or foreign options  contract  and,  therefore,  the  potential  profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

         Foreign  Currency  Contracts.  A forward  foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted  directly between currency traders (usually large,  commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement,  and no commissions are charged at any stage for trades.

         Depending  on the  applicable  investment  policies  and  restrictions  applicable  to a Fund,  a Fund may generally enter into forward  foreign  currency  exchange  contracts under two  circumstances.  First,  when a Fund enters into a contract for the purchase or sale of a security  denominated in a foreign currency,  it may desire to
"lock in" the U.S.  dollar price of the  security.  By entering  into a forward  contract for the purchase or sale, for a  fixed  amount  of  dollars,  of  the  amount  of  foreign  currency  involved  in  the  underlying  security transactions,  the Fund may be able to protect  itself  against a possible loss resulting from an adverse change in the  relationship  between the U.S. dollar and the subject foreign  currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

         Second,  when a  Sub-advisor  believes  that the  currency of a particular  foreign  country may suffer or enjoy a substantial  movement  against another  currency,  including the U.S.  dollar,  it may enter into a forward contract  to sell or buy the amount of the former  foreign  currency,  approximating  the value of some or all of a
Fund's securities  denominated in such foreign currency.  Alternatively,  where  appropriate,  a Fund may hedge all or part of its foreign  currency  exposure through the use of a basket of currencies or a proxy currency where such currencies  or currency act as an  effective  proxy for other  currencies.  In such a case, a Fund may enter into a forward  contract  where the amount of the foreign  currency to be sold exceeds the value of the Fund's  securities denominated in such currency.  The use of this basket hedging  technique may be more efficient and economical  than entering into separate  forward  contracts  for each currency held in a Fund.  The precise  matching of the forward contract  amounts and the value of the  securities  involved will not generally be possible  since the future value of such  securities in foreign  currencies  will change as a consequence of market  movements in the value of those securities  between  the date the forward  contract is entered  into and the date it  matures.  The  projection  of short-term currency market movement is extremely  difficult,  and the successful  execution of a short-term hedging strategy is highly uncertain.

         As indicated  above,  it is impossible  to forecast with absolute  precision the market value of portfolio securities  at the  expiration  of the forward  contract.  Accordingly,  it may be necessary for a Fund to purchase additional  foreign  currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign  currency a Fund is  obligated  to deliver and if a decision is made to sell the security and make delivery of the foreign  currency.  Conversely,  it may be necessary to sell on the spot market some of the foreign  currency  received upon the sale of the portfolio  security if its market value exceeds the amount of foreign  currency a Fund is  obligated to deliver.  However,  as noted,  in order to avoid  excessive transactions  and transaction  costs, a Fund may use liquid assets  denominated in any currency to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Fund retains the portfolio  security and engages in an offsetting forward contract  transaction,  the
Fund will  incur a gain or a loss (as  described  below) to the  extent  that  there has been  movement  in forward contract prices.  If the Fund engages in an offsetting  transaction,  it may subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward prices decline during the period between a Fund's  entering into a forward contract for the sale of a foreign  currency and the date it enters into an offsetting  contract for the purchase of the foreign  currency,  the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to  purchase.  Should  forward  prices  increase,  a
Fund will suffer a loss to the extent of the price of the  currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

         Currency  Futures  Contracts and Related  Options.  A currency futures contract sale creates an obligation by a Fund, as seller,  to deliver the amount of currency called for in the contract at a specified  future time for a special  price.  A currency  futures  contract  purchase  creates an obligation by a Fund, as purchaser,  to take delivery of an amount of  currency  at a  specified  future  time at a  specified  price.  Unlike  forward  foreign currency exchange  contracts,  currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and  commodities  exchanges.  Although the terms of currency  futures  contracts  specify actual  delivery or receipt,  in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency.  Closing out of a currency  futures  contract is effected by entering into an offsetting  purchase or sale transaction.  Unlike a currency futures  contract,  which requires the parties to buy and sell currency on a set date, an option on a currency futures  contract  entitles its holder to decide on or before a future  date  whether  to enter  into such a  contract.  If the  holder  decides  not to enter into the contract, the premium paid for the option is fixed at the point of sale.

         Interest  Rate Swaps and Interest  Rate Caps and Floors.  Interest  rate swaps involve the exchange by the
Fund with another party of their respective  commitments to pay or receive interest,  e.g., an exchange of floating rate  payments  for fixed rate  payments.  The  exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a contractually based  principal  amount from the party  selling the  interest  rate cap.  The  purchase of an interest  rate floor entitles  the  purchaser,  to the extent that a  specified  index falls below a  predetermined  interest  rate,  to receive  payments of interest on a contractually  based  principal  amount from the party selling the interest rate floor.

Hybrid Instruments:

         Hybrid  instruments  combine the elements of futures  contracts  or options with those of debt,  preferred equity or a depository  instrument.  The risks of  investing in hybrid  instruments  reflect a  combination  of the risks  from  investing  in  securities,  futures  and  currencies,  including  volatility  and  lack of  liquidity.
Reference  is made to the  discussion  of futures  and  forward  contracts  in this SAI for a  discussion  of these risks.  Further,  the prices of the hybrid  instrument  and the related  commodity  or currency may not move in the same  direction or at the same time.  Hybrid  instruments  may bear  interest or pay  preferred  dividends at below market (or even  relatively  nominal)  rates.  In addition,  because the  purchase  and sale of hybrid  instruments could take place in an  over-the-counter  market or in a private  transaction  between a Fund and the seller of the hybrid instrument,  the  creditworthiness of the other party to the transaction would be a risk factor which a Fund would  have to  consider.  Hybrid  instruments  also  may not be  subject  to the  regulation  of the  CFTC,  which generally  regulates the trading of commodity futures by U.S. persons,  the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

         Foreign  Currency  Exchange-Related  Securities.  Certain Funds may invest in foreign  currency  warrants, principal exchange rate linked securities and performance indexed paper.

                  Foreign Currency  Warrants.  Foreign  currency  warrants are warrants which entitle the holder to receive  from  their  issuer an amount of cash  (generally,  for  warrants  issued in the  United  States,  in U.S.
dollars)  which is  calculated  pursuant  to a  predetermined  formula  and based on the  exchange  rate  between a specified  foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency  warrants generally  are  exercisable  upon their  issuance  and expire as of a  specified  date and time.  Foreign  currency warrants have been issued in connection with U.S.  dollar-denominated  debt offerings by major corporate issuers in an attempt to reduce the foreign  currency  exchange risk which,  from the point of view of prospective  purchasers of the  securities,  is inherent in the  international  fixed-income  marketplace.  Foreign  currency  warrants may attempt to reduce the foreign  exchange risk assumed by  purchasers of a security by, for example,  providing for a supplemental  payment in the event that the U.S. dollar  depreciates  against the value of a major foreign currency such as the Japanese  Yen. The formula used to determine  the amount  payable upon  exercise of a foreign  currency warrant may make the warrant  worthless unless the applicable  foreign currency exchange rate moves in a particular direction  (e.g.,  unless the U.S. dollar  appreciates or depreciates  against the particular  foreign  currency to which the warrant is linked or indexed).  Foreign  currency  warrants are severable from the debt  obligations with which they may be offered,  and may be listed on exchanges.  Foreign  currency  warrants may be exercisable only in certain minimum amounts,  and an investor  wishing to exercise  warrants who possesses less than the minimum number required for  exercise may be required  either to sell the  warrants or to purchase  additional  warrants,  thereby incurring  additional  transaction  costs.  In the case of any  exercise  of  warrants,  there may be a time  delay between the time a holder of warrants  gives  instructions  to exercise and the time the exchange  rate relating to exercise is  determined,  during which time the exchange rate could change  significantly,  thereby  affecting both the market and cash  settlement  values of the warrants being  exercised.  The expiration  date of the warrants may be  accelerated  if the  warrants  should be  delisted  from an exchange or if their  trading  should be  suspended permanently,  which would result in the loss of any remaining  "time value" of the warrants  (i.e.,  the difference between the current  market  value and the exercise  value of the  warrants),  and, in the case the  warrants  were
"out-of-the-money,"  in a total loss of the  purchase  price of the  warrants.  Warrants  are  generally  unsecured obligations of their issuers and are not  standardized  foreign  currency  options  issued by the Options  Clearing
Corporation  ("OCC").  Unlike  foreign  currency  options  issued by OCC,  the terms of foreign  exchange  warrants generally will not be amended in the event of governmental  or regulatory  actions  affecting  exchange rates or in the event of the  imposition  of other  regulatory  controls  affecting the  international  currency  markets.  The initial public offering price of foreign  currency  warrants is generally  considerably in excess of the price that a  commercial  user of foreign  currencies  might pay in the  interbank  market for a comparable  option  involving significantly  larger amounts of foreign  currencies.  Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

                  Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked securities are debt obligations  the  principal on which is payable at maturity in an amount that may vary based on the  exchange  rate between  the U.S.  dollar  and a  particular  foreign  currency  at or about that  time.  The return on  "standard"
principal  exchange  rate linked  securities  is enhanced if the foreign  currency to which the  security is linked appreciates  against the U.S. dollar,  and is adversely  affected by increases in the foreign exchange value of the
U.S. dollar.  "Reverse" principal exchange rate linked securities are like the "standard"  securities,  except that their return is enhanced by increases in the value of the U.S.  dollar and  adversely  impacted by increases in the value of foreign  currency.  Interest  payments on the securities are generally made in U.S.  dollars at rates that reflect  the  degree  of  foreign  currency  risk  assumed  or given up by the  purchaser  of the notes  (i.e.,  at relatively  higher  interest  rates if the purchaser has assumed some of the foreign  exchange  risk, or relatively lower interest  rates if the issuer has assumed some of the foreign  exchange risk,  based on the  expectations  of the current  market).  Principal  exchange rate linked  securities may in limited cases be subject to  acceleration of maturity  (generally,  not without  the  consent of the  holders of the  securities),  which may have an adverse impact on the value of the principal payment to be made at maturity.

                  Performance  Indexed  Paper.  Performance  indexed  paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to  certain  foreign  exchange  rate  movements.  The yield to the  investor  on performance  indexed paper is established at maturity as a function of spot exchange rates between the U.S.  dollar and a  designated  currency  as of or about  that  time  (generally,  the  spot  exchange  rate  two days  prior to maturity).  The  yield  to the  investor  will be  within  a  range  stipulated  at the  time  of  purchase  of the obligation,  generally  with a  guaranteed  minimum rate of return that is below,  and a potential  maximum rate of return  that is above,  market  yields on U.S.  dollar-denominated  commercial  paper,  with both the  minimum  and maximum  rates of return on the  investment  corresponding  to the minimum and maximum  values of the spot exchange rate two business days prior to maturity.

         Zero-Coupon  Securities.  Zero-coupon  securities pay no cash income and are sold at substantial discounts from their  value at  maturity.  When held to  maturity,  their  entire  income,  which  consists of  accretion  of discount,  comes from the difference  between the issue price and their value at maturity.  Zero-coupon  securities are subject to greater market value  fluctuations  from changing interest rates than debt obligations of comparable maturities  which make current  distributions  of interest  (cash).  Zero-coupon  securities  which are convertible into common stock offer the  opportunity  for capital  appreciation  as increases (or decreases) in market value of such  securities  closely  follows the movements in the market value of the  underlying  common stock.  Zero-coupon convertible  securities  generally are expected to be less  volatile than the  underlying  common  stocks,  as they usually are issued with  maturities  of 15 years or less and are issued with  options  and/or  redemption  features exercisable  by the holder of the  obligation  entitling the holder to redeem the  obligation and receive a defined cash payment.

         Zero-coupon  securities include  securities issued directly by the U.S. Treasury,  and U.S. Treasury bonds or notes and their unmatured  interest coupons and receipts for their underlying  principal  ("coupons") which have been  separated by their holder,  typically a custodian bank or investment  brokerage  firm. A holder will separate the interest  coupons from the  underlying  principal  (the "corpus") of the U.S.  Treasury  security.  A number of securities  firms and banks have  stripped  the  interest  coupons and  receipts  and then resold them in custodial receipt  programs with a number of different  names,  including  Treasury  Income Growth  Receipts  ("TIGRSTM") and
Certificate of Accrual on Treasuries  ("CATSTM").  The  underlying  U.S.  Treasury  bonds and notes  themselves are held in  book-entry  form at the Federal  Reserve  Bank or, in the case of bearer  securities  (i.e.,  unregistered securities  which  are  owned  ostensibly  by the  bearer or  holder  thereof),  in trust on  behalf of the  owners thereof.  Counsel to the  underwriters of these  certificates or other evidences of ownership of the U.S.  Treasury securities  have  stated  that,  for federal tax and  securities  purposes,  in their  opinion  purchasers  of such certificates,  such as a Fund, most likely will be deemed the beneficial  holder of the underlying U.S.  Government securities.

         The U.S.  Treasury  has  facilitated  transfers  of  ownership of  zero-coupon  securities  by  accounting separately for the beneficial  ownership of particular  interest coupon and corpus payments on Treasury  securities through the Federal Reserve  book-entry  record keeping  system.  The Federal Reserve program as established by the
Treasury  Department  is  known  as  "STRIPS"  or  "Separate  Trading  of  Registered  Interest  and  Principal  of
Securities."  Under  the  STRIPS  program,  a Fund will be able to have its  beneficial  ownership  of  zero-coupon securities  recorded  directly in the book-entry  record-keeping  system in lieu of having to hold  certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury  obligations have been stripped of their unmatured  interest coupons by the holder, the principal  or corpus is sold at a deep  discount  because  the buyer  receives  only the right to  receive a future fixed  payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)  payments.  Once stripped or separated,  the corpus and coupons may be sold separately.  Typically,  the coupons are sold separately or grouped  with other  coupons with like  maturity  dates and sold  bundled in such form.  Purchasers  of stripped obligations  acquire,  in  effect,  discount  obligations  that  are  economically  identical  to  the  zero-coupon securities that the Treasury sells itself.

         When-Issued  Securities.  The price of when-issued  securities,  which may be expressed in yield terms, is fixed at the time the  commitment  to purchase is made,  but  delivery and payment for the  when-issued  securities take place at a later date.  Normally,  the  settlement  date  occurs  within 90 days of the  purchase.  During the period  between  purchase  and  settlement,  no payment is made by a Fund to the issuer and no interest  accrues to such  Fund.  Forward  commitments  involve a risk of loss if the value of the  security  to be  purchased  declines prior to the  settlement  date,  which  risk is in  addition  to the  risk of  decline  in value of a Fund's  other assets.  While  when-issued  securities  may be sold prior to the  settlement  date, a Fund generally will purchase such  securities  with the purpose of  actually  acquiring  them unless a sale  appears  desirable  for  investment reasons.

         Mortgage-Backed  Securities.  When  a  Fund  owns  a  mortgage-backed  security,  principal  and  interest payments  made on the  mortgages  in an  underlying  mortgage  pool  are  passed  through  to a  Fund.  Unscheduled prepayments of principal  shorten the securities'  weighted average life and may lower their total return.  (When a mortgage in the underlying  mortgage pool is prepaid,  an unscheduled  principal  prepayment is passed through to a
Fund.  This  principal  is  returned  to a Fund at par.  As a result,  if a  mortgage  security  were  trading at a premium,  its total return would be lowered by prepayments,  and if a mortgage security were trading at a discount, its total return  would be increased by  prepayments.)  The value of these  securities  also may change  because of changes in the market's  perception of the  creditworthiness  of the federal  agency that issued them. In addition, the mortgage  securities market in general may be adversely  affected by changes in governmental  regulation or tax policies.

         Asset-Backed  Securities.  Asset-backed  securities  directly  or  indirectly  represent  a  participation interest  in, or are secured by and payable  from,  a stream of payments  generated  by  particular  assets such as motor  vehicle or credit card  receivables.  Payments of principal  and interest  may be  guaranteed  up to certain amounts and for a certain time period by a letter of credit  issued by a financial  institution  unaffiliated  with the entities  issuing the securities.  Asset-backed  securities may be classified as  pass-through  certificates or collateralized obligations.

         Pass-through  certificates are asset-backed  securities which represent an undivided  fractional ownership interest in an  underlying  pool of assets.  Pass-through  certificates  usually  provide for payments of principal and  interest  received to be passed  through to their  holders,  usually  after  deduction  for certain  costs and expenses incurred in administering the pool. Because pass-through  certificates  represent an ownership interest in the  underlying  assets,  the  holders  thereof  bear  directly  the risk of any  defaults  by the  obligors on the underlying assets not covered by any credit support.  See "Types of Credit Support" below.

         Asset-backed   securities  issued  in  the  form  of  debt  instruments,   also  known  as  collateralized
obligations,  are generally  issued as the debt of a special  purpose  entity  organized  solely for the purpose of owning  such  assets  and  issuing  such  debt.  Such  assets  are most  often  trade,  credit  card or  automobile receivables.  The assets  collateralizing  such  asset-backed  securities are pledged to a trustee or custodian for the  benefit of the  holders  thereof.  Such  issuers  generally  hold no assets  other than those  underlying  the asset-backed  securities and any credit  support  provided.  As a result,  although  payments on such  asset-backed securities  are  obligations of the issuers,  in the event of defaults on the underlying  assets not covered by any credit support (see "Types of Credit  Support"),  the issuing  entities are unlikely to have  sufficient  assets to satisfy their obligations on the related asset-backed securities.

                  Methods of Allocating  Cash Flows.  While many  asset-backed  securities are issued with only one class of security,  many  asset-backed  securities are issued in more than one class,  each with different  payment terms.  Multiple class  asset-backed  securities are issued for two main reasons.  First,  multiple  classes may be used as a method of providing  credit  support.  This is  accomplished  typically  through  creation of one or more classes whose right to payments on the  asset-backed  security is made subordinate to the right to such payments of the remaining class or classes.  See "Types of Credit  Support."  Second,  multiple classes may permit the issuance of securities with payment terms, interest rates or other  characteristics  differing both from those of each other and from those of the underlying assets.  Examples include so-called "strips"  (asset-backed  securities  entitling the holder to  disproportionate  interests  with respect to the  allocation of interest and principal of the assets
backing  the  security),   and  securities  with  a  class  or  classes  having  characteristics  which  mimic  the characteristics  of  non-asset-backed  securities,  such as floating  interest  rates (i.e.,  interest  rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

                  Asset-backed  securities in which the payment  streams on the underlying  assets are allocated in a  manner  different  than  those  described  above  may be  issued  in the  future.  A Fund  may  invest  in  such asset-backed  securities if such  investment is otherwise  consistent  with its investment  objectives and policies and with the investment restrictions of the Fund.

                  Types  of  Credit  Support.  Asset-backed  securities  are  often  backed  by a  pool  of  assets representing  the  obligations  of a number of different  parties.  To lessen the effect of failures by obligors on underlying  assets to make payments,  such securities may contain  elements of credit support.  Such credit support falls  into two  classes:  liquidity  protection  and  protection  against  ultimate  default  by an obligor on the
underlying  assets.   Liquidity  protection  refers  to  the  provision  of  advances,   generally  by  the  entity
administering  the pool of assets,  to ensure that scheduled  payments on the underlying  pool are made in a timely fashion.  Protection  against  ultimate  default ensures  ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided  through  guarantees,  insurance  policies or letters of credit  obtained from third parties,  through various means of structuring the transaction or through a combination of such  approaches.  Examples of  asset-backed  securities with credit support arising out of the structure of the transaction include  "senior-subordinated  securities" (multiple class asset-backed securities with certain classes subordinate  to other  classes as to the  payment  of  principal  thereon,  with the result  that  defaults  on the underlying assets are borne first by the holders of the subordinated  class) and asset-backed  securities that have
"reserve  funds"  (where  cash or  investments,  sometimes  funded  from a portion of the  initial  payments on the underlying  assets, are held in reserve against future losses) or that have been "over  collateralized"  (where the scheduled  payments on, or the principal amount of, the underlying  assets  substantially  exceeds that required to make payment of the  asset-backed  securities  and pay any servicing or other fees).  The degree of credit  support provided  on each  issue is based  generally  on  historical  information  respecting  the  level  of  credit  risk associated  with such  payments.  Delinquency  or loss in excess of that  anticipated  could  adversely  affect the return on an investment in an  asset-backed  security.  Additionally,  if a letter of credit is exhausted,  holders of asset-backed  securities may also experience  delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

                  Automobile  Receivable  Securities.  Asset-backed  securities may be backed by  receivables  from motor vehicle  installment sales contracts or installment loans secured by motor vehicles  ("Automobile  Receivable
Securities").  Since  installment  sales  contracts  for  motor  vehicles  or  installment  loans  related  thereto
("Automobile  Contracts")  typically  have  shorter  durations  and  lower  incidences  of  prepayment,  Automobile
Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

                  Most entities that issue  Automobile  Receivable  Securities  create an  enforceable  interest in their  respective  Automobile  Contracts  only by filing a financing  statement  and by having the  servicer of the
Automobile Contracts,  which is usually the originator of the Automobile  Contracts,  take custody thereof. In such circumstances,  if the servicer of the Automobile  Contracts were to sell the same Automobile  Contracts to another party,  in violation of its  obligation  not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile  Receivable  Securities.  Also although most
Automobile  Contracts grant a security  interest in the motor vehicle being  financed,  in most states the security interest in a motor vehicle must be noted on the  certificate of title to create an enforceable  security  interest against  competing  claims  of  other  parties.  Due to  the  large  number  of  vehicles  involved,  however,  the certificate  of title to each vehicle  financed,  pursuant to the  Automobile  Contracts  underlying the Automobile
Receivable  Security,  usually is not amended to reflect the assignment of the seller's  security  interest for the benefit  of the  holders  of the  Automobile  Receivable  Securities.  Therefore,  there  is the  possibility  that recoveries on repossessed  collateral may not, in some cases,  be available to support  payments on the securities.
In addition,  various state and federal  securities  laws give the motor vehicle owner the right to assert  against the holder of the owner's  Automobile  Contract  certain  defenses  such owner would have against the seller of the motor vehicle.  The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

                  Credit Card  Receivable  Securities.  Asset-backed  securities may be backed by receivables  from revolving credit card agreements  ("Credit Card Receivable  Securities").  Credit balances on revolving credit card agreements  ("Accounts")  are generally  paid down more rapidly than are Automobile  Contracts.  Most of the Credit
Card Receivable  Securities issued publicly to date have been Pass-Through  Certificates.  In order to lengthen the maturity of Credit Card Receivable  Securities,  most such securities  provide for a fixed period during which only interest  payments on the  underlying  Accounts are passed  through to the security  holder and principal  payments received on such Accounts are used to fund the transfer to the pool of assets  supporting  the related  Credit Card
Receivable  Securities of additional  credit card charges made on an Account.  The initial fixed period usually may be shortened upon the occurrence of specified  events which signal a potential  deterioration in the quality of the assets  backing the  security,  such as the  imposition  of a cap on interest  rates.  The ability of the issuer to extend the life of an issue of Credit Card  Receivable  Securities  thus depends upon the  continued  generation of additional  principal  amounts in the  underlying  accounts  during the initial  period and the  non-occurrence  of specified  events.  An  acceleration  in  cardholders'  payment rates or any other event which  shortens the period during which additional  credit card charges on an Account may be transferred to the pool of assets  supporting the related  Credit Card  Receivable  Security  could  shorten the  weighted  average  life and reduce the yield of the
Credit Card Receivable Security.

                  Credit card  holders are  entitled to the  protection  of a number of state and federal  consumer credit  laws,  many of which give such holder the right to set off certain  amounts  against  balances  owed on the credit card, thereby reducing amounts paid on Accounts.  In addition,  unlike most other  asset-backed  securities,
Accounts are unsecured obligations of the cardholder.

         Warrants.  Warrants  basically are options to purchase  equity  securities at a specific price valid for a specific  period  of time.  They do not  represent  ownership  of the  securities  but only the  right to buy them.
Investments  in warrants are  speculative  in that warrants have no voting  rights,  pay no dividends,  and have no rights with  respect to the assets of the  corporation  issuing  them.  Warrants  differ from call  options in that warrants are issued by the issuer of the security  which may be purchased on their  exercise,  whereas call options may be written or issued by anyone.  The prices of warrants do not  necessarily  move parallel to the prices of the underlying securities.

         Certain Risks of Foreign Investing:

                  Currency  Fluctuations.  Investment  in securities  denominated  in foreign  currencies  involves certain risks. A change in the value of any such currency  against the U.S.  dollar will result in a  corresponding change in the U.S.  dollar value of a Fund's assets  denominated in that currency.  Such changes will also affect a
Fund's income.  Generally,  when a given currency  appreciates against the dollar (the dollar weakens) the value of a Fund's securities  denominated in that currency will rise. When a given currency  depreciates  against the dollar
(the dollar  strengthens),  the value of a Fund's  securities  denominated  in that  currency  would be expected to decline.

                  Investment  and  Repatriation  Restrictions.  Foreign  investment  in the  securities  markets of certain foreign  countries is restricted or controlled in varying  degrees.  These  restrictions may at times limit or  preclude  investment  in  certain  of  such  countries  and may  increase  the  cost  and  expenses  of a Fund.
Investments by foreign  investors are subject to a variety of  restrictions  in many  developing  countries.  These restrictions may take the form of prior governmental  approval,  limits on the amount or type of securities held by foreigners,  and  limits  on the types of  companies  in which  foreigners  may  invest.  Additional  or  different restrictions  may be imposed at any time by these or other  countries in which a Fund  invests.  In  addition,  the repatriation  of both  investment  income and capital from several  foreign  countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

                  Market  Characteristics.  Foreign securities may be purchased in  over-the-counter  markets or on stock exchanges  located in the countries in which the respective  principal  offices of the issuers of the various securities  are  located,  if that is the best  available  market.  Foreign  stock  markets  are  generally  not as developed or efficient  as, and may be more volatile  than,  those in the United  States.  While growing in volume, they usually have  substantially  less volume than U.S. markets and a Fund's securities may be less liquid and more volatile than securities of comparable U.S.  companies.  Equity  securities may trade at  price/earnings  multiples higher than  comparable  U.S.  securities  and such levels may not be  sustainable.  Commissions  on foreign  stock exchanges,  which may be fixed, may generally be higher than negotiated  commissions on U.S. exchanges,  although a
Fund will  endeavor to achieve the most  favorable net results on its  portfolio  transactions.  There is generally less government  supervision and regulation of foreign stock  exchanges,  brokers and listed  companies than in the
United States.  Moreover,  settlement  practices for  transactions in foreign markets may differ from those in U.S.
markets, and may include delays beyond periods customary in the United States.

                  Political and Economic  Factors.  Individual  foreign  economies of certain  countries may differ favorably or  unfavorably  from the United States'  economy in such respects as growth of gross  national  product, rate of  inflation,  capital  reinvestment,  resource  self-sufficiency  and  balance  of  payments  position.  The internal  politics  of certain  foreign  countries  are not as stable as in the  United  States.  Moreover,  as the result  of the  prevailing  political  climate,  the Fund  may not be able to  obtain  legal  remedies  or  enforce judgements in foreign countries.

                  Governments  in certain  foreign  countries  continue to  participate  to a  significant  degree, through ownership  interest or regulation,  in their respective  economies.  Action by these governments could have a  significant  effect on market  prices of  securities  and payment of  dividends.  The  economies of many foreign countries  are  heavily  dependent  upon  international  trade and are  accordingly  affected by  protective  trade barriers  and  economic  conditions  of their  trading  partners.  The  enactment  by  these  trading  partners  of protectionist  trade  legislation  could have a  significant  adverse  effect upon the  securities  markets of such countries.

                  Information  and  Supervision.  There is generally  less  publicly  available  information  about foreign  companies  comparable  to reports and ratings that are  published  about  companies in the United  States.
Foreign  companies  are also  generally  not  subject to  uniform  accounting,  auditing  and  financial  reporting standards, practices and requirements comparable to those applicable to U.S. companies.

                  Taxes.  The  dividends  and interest  payable on certain of a Fund's  foreign  securities  may be subject to foreign  withholding  taxes,  thus reducing the net amount of income  available for  distribution to the
Fund's  shareholders.  A  shareholder  otherwise  subject to U.S.  federal  income  taxes  may,  subject to certain limitations,  be  entitled to claim a credit or  deduction  for U.S.  federal  income tax  purposes  for his or her proportionate share of such foreign taxes paid by the Fund.

                  Costs.  Investors  should  understand  that the expense  ratio of a Fund  investing  primarily in foreign securities can be expected to be higher than investment  companies  investing in domestic  securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by a Fund are higher.

                  Other.  With respect to certain  foreign  countries,  especially  developing  and emerging  ones, there is the  possibility  of adverse  changes in  investment or exchange  control  regulations,  expropriation  or confiscatory  taxation,  limitations  on the  removal  of funds or other  assets  of a Fund,  political  or  social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

                  Eastern  Europe.  Changes  occurring  in Eastern  Europe and Russia  today  could have  long-term
potential   consequences.   As  restrictions  fall,  this  could  result  in  rising  standards  of  living,  lower manufacturing  costs,  growing  consumer  spending,  and substantial  economic growth.  However,  investment in the countries of Eastern Europe and Russia is highly  speculative at this time.  Political and economic reforms are too recent to establish a definite  trend away from  centrally-planned  economies and state owned  industries.  In many of the countries of Eastern  Europe and Russia,  there is no stock exchange or formal market for  securities.  Such countries may also have government  exchange  controls,  currencies  with no recognizable  market value relative to the  established  currencies of western  market  economies,  little or no experience in trading in  securities,  no financial  reporting  standards,  a lack of a banking and securities  infrastructure to handle such trading,  and a legal  tradition  which does not  recognize  rights in private  property.  In addition,  these  countries  may have national  policies which restrict  investments in companies  deemed sensitive to the country's  national  interest.
Further,  the governments in such countries may require  governmental or  quasi-governmental  authorities to act as custodian  of a Fund's  assets  invested  in such  countries  and these  authorities  may not  qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required.  All of these  considerations  are among the factors  which could cause  significant  risks and  uncertainties  to  investment  in Eastern  Europe and
Russia.

                  Latin   America.   The  political   history  of  certain  Latin   American   countries  has  been
characterized  by  political  uncertainty,  intervention  by the military in civilian  and  economic  spheres,  and political  corruption.  Such  developments,  if they were to reoccur,  could reverse favorable trends toward market and  economic  reform,  privatization  and  removal of trade  barriers  and  result in  significant  disruption  in securities  markets.  Persistent  levels of inflation or in some cases,  hyperinflation,  have led to high interest rates,  extreme measures by governments to keep inflation in check and a generally  debilitating effect on economic growth.  Although  inflation  in many  countries  has  lessened,  there is no  guarantee  it will  remain  at lower levels.  In addition,  of developing  countries,  a number of Latin  American  countries are also among the largest debtors.  There have been moratoria on, and  reschedulings  of, repayment with respect to these debts.  Such events can restrict the flexibility of these debtor nations in the  international  markets and result in the imposition of onerous conditions on their economies.

                  Certain Latin American  countries may have managed  currencies which are maintained at artificial levels to the U.S.  dollar rather than at levels  determined by the market.  This type of system can lead to sudden and large  adjustments  in the  currency  which,  in turn,  can have a disruptive  and  negative  effect on foreign investors.  Certain Latin American  countries also may restrict the free  conversion of their currency into foreign currencies,  including the U.S.  dollar.  There is no significant  foreign  exchange market for certain  currencies and it would, as a result, be difficult for a Fund to engage in foreign currency  transactions  designed to protect the value of the Fund's interests in securities denominated in such currencies.

Illiquid and Restricted Securities:

         Subject to limitations  discussed in the Company's  Prospectus  under "Certain Risk Factors and Investment
Methods," the Funds generally may invest in illiquid  securities.  Illiquid  securities  include securities subject to contractual or legal  restrictions on resale (e.g.,  because they have not been registered  under the Securities
Act of 1933, as amended (the  "Securities  Act")) and securities that are otherwise not readily  marketable  (e.g., because  trading in the security is suspended or because  market makers do not exist or will not entertain  bids or offers).  Securities that have not been registered  under the Securities Act are referred to as private  placements or  restricted  securities  and are  purchased  directly  from  the  issuer  or in the  secondary  market.  Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

         Restricted  and other  illiquid  securities  may be  subject  to the  potential  for  delays on resale and uncertainty  in  valuation.  A Fund might be unable to dispose of illiquid  securities  promptly  or at  reasonable prices and might thereby experience  difficulty in satisfying  redemption requests from shareholders.  A Fund might have to register  restricted  securities in order to dispose of them,  resulting in  additional  expense and delay.
Adverse market conditions could impede such a public offering of securities.

         A large  institutional  market exists for certain  securities that are not registered under the Securities
Act,  including  foreign  securities.  The fact that there are  contractual or legal  restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A under the  Securities  Act allows such a broader  institutional  trading  market for  securities otherwise  subject to  restrictions  on resale to the general  public.  Rule 144A  establishes a "safe harbor" from the registration  requirements of the Securities Act for resales of certain  securities to qualified  institutional buyers.  Rule 144A has produced enhanced  liquidity for many restricted  securities,  and market liquidity for such securities  may  continue  to expand as a result of this  regulation  and the  consequent  existence  of the PORTAL system,  which is an automated  system for the trading,  clearance  and  settlement of  unregistered  securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         Under  guidelines  adopted by the Company's  Board of Directors,  a Fund's  Sub-Advisor may determine that particular Rule 144A securities,  and commercial paper issued in reliance on the private  placement  exemption from registration  afforded by Section 4(2) of the  Securities  Act, are liquid even though they are not  registered.  A determination  of whether  such a security  is liquid or not is a question of fact.  In making this  determination, the Sub-Advisor will consider,  as it deems appropriate  under the  circumstances and among other factors:  (1) the frequency  of trades and quotes  for the  security;  (2) the  number of  dealers  willing to  purchase  or sell the security;  (3) the number of other potential  purchasers of the security;  (4) dealer undertakings to make a market in the  security;  (5) the nature of the security  (e.g.,  debt or equity,  date of maturity,  terms of dividend or interest  payments,  and other material terms) and the nature of the marketplace  trades (e.g.,  the time needed to dispose of the security,  the method of soliciting  offers,  and the mechanics of transfer);  and (6) the rating of the security  and the  financial  condition  and  prospects of the issuer.  In the case of  commercial  paper,  the
Sub-advisor  will also  determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest  rating  categories by at least two  Nationally  Recognized  Statistical
Rating  Organizations  ("NRSROs") or, if only one NRSRO rates the security,  by that NRSRO,  or, if the security is unrated, the Sub-advisor determines that it is of equivalent quality.

         Rule 144A  securities and Section 4(2)  commercial  paper that have been deemed liquid as described  above will  continue to be monitored by the  Sub-advisor  to determine if the security is no longer  liquid as the result of changed  conditions.  Investing in Rule 144A securities or Section 4(2)  commercial  paper could have the effect of increasing the amount of a Fund's assets invested in illiquid  securities if institutional  buyers are unwilling to purchase such securities.

Repurchase Agreements:

         As stated in the  Prospectus  under "Certain Risk Factors and  Investment  Methods,"  certain of the Funds may enter into  repurchase  agreements.  In a  repurchase  agreement,  an investor  (such as the Fund)  purchases a security  (known as the "underlying  security")  from a securities  dealer or bank. Any such dealer or bank must be deemed  creditworthy  by the  Sub-advisor.  At that time,  the bank or securities  dealer agrees to repurchase  the underlying  security at a mutually  agreed upon price on a designated  future  date.  The  repurchase  price may be higher than the purchase  price,  the difference  being income to the Fund, or the purchase and  repurchase  prices may be the same,  with interest at an agreed upon rate due to the Fund on  repurchase.  In either case,  the income to the Fund generally will be unrelated to the interest rate on the underlying  securities.  Repurchase  agreements must be  "fully  collateralized,"  in that  the  market  value  of the  underlying  securities  (including  accrued interest) must at all times be equal to or greater than the repurchase  price.  Therefore,  a repurchase  agreement can be considered a loan collateralized by the underlying securities.

         Repurchase  agreements  are  generally  for a short  period  of time,  often  less  than a week,  and will generally  be used by a Fund to  invest  excess  cash or as  part of a  temporary  defensive  strategy.  Repurchase agreements  that do not provide  for  payment  within  seven days will be treated as  illiquid  securities.  In the event of a bankruptcy  or other default by the seller of a repurchase  agreement,  the Fund could  experience  both delays in liquidating  the  underlying  security and losses.  These losses could result from: (a) possible  decline in the value of the  underlying  security  while the Fund is  seeking to enforce  its rights  under the  repurchase agreement;  (b) possible reduced levels of income or lack of access to income during this period;  and (c) expenses of enforcing its rights.

Securities Lending:

         The Company  has made  arrangements  for the Funds to lend  securities.  While a Fund may earn  additional income from lending  securities,  such activity is incidental to the investment  objective of the Fund. In addition to the  compensation  payable  by  borrowers  under  securities  loans,  a Fund  would  also earn  income  from the investment of cash  collateral  for such loans.  Any cash  collateral  received by a Fund in  connection  with such loans normally will be invested in high-quality  money market  securities.  However,  any losses resulting from the investment  of cash  collateral  would be borne by the lending  Fund.  There is no assurance  that  collateral  for loaned securities will be sufficient to provide for recovery of interest,  dividends,  or other  distributions paid in respect of loaned  securities and not received by a Fund or to pay all expenses  incurred by a Fund in arranging the loans or in exercising rights in the collateral in the event that loaned securities are not returned.

                                        ADDITIONAL PERFORMANCE INFORMATION

         From time to time, a Fund's yield and total return may be included in  advertisements,  sales  literature, or shareholder  reports.  In addition,  the Company may advertise the effective  yield of the ASAF JPM Money Market
Fund.  All figures are based upon historical earnings and are not intended to indicate future performance.

ASAF JPM MONEY MARKET FUND (the "Money Market Fund"):

         In  accordance  with  regulations  prescribed  by the SEC,  the  Company is  required to compute the Money
Market Fund's current  annualized yield for a seven-day period in accordance with a specified  formula,  which does not take into  consideration any realized or unrealized gains or losses on its portfolio  securities.  This current annualized  yield is computed by determining the net change  (exclusive of realized gains and losses on the sale of securities and unrealized  appreciation and  depreciation) in the value of a hypothetical  account having a balance of one share of the Money  Market Fund at the  beginning  of such  seven-day  period,  dividing  such net change in account  value by the value of the account at the  beginning of the period to determine  the base period return and annualizing this quotient on a 365-day basis.

         The SEC also  permits the Company to disclose  the  effective  yield of the Money Market Fund for the same seven-day  period,  which is the Fund's yield  determined on a compounded  basis. The effective yield is calculated by compounding the  unannualized  base period return by adding one to the base period return,  raising the sum to a power  equal to 365  divided by 7, and  subtracting  one from the  result.  The  effective  yield will be  slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The yield on amounts held in the Money Market Fund  normally will  fluctuate on a daily basis.  Therefore, the disclosed yield for any given past period is not an indication or  representation  of future yields or rates of return.  The  Money  Market  Fund's  actual  yield is  affected  by  changes  in  interest  rates  on money  market securities,  the average portfolio maturity of the corresponding  Portfolio in which the Money Market Fund invests, the types and quality of portfolio  securities  held by such Portfolio,  and the Fund's and  Portfolio's  operating expenses.

         The current yield and effective yield  calculations  for each class of shares of the ASAF JPM Money Market
Fund are shown below for the seven day period ended April 30, 2000:

                                                     Class A      Class B      Class C      Class X

                         Current Yield               4.16%        3.66%        3.66%        3.66%
                        Effective Yield              4.24%        3.72%        3.73%        3.73%

ALL OTHER FUNDS:

         Standardized  Average Annual Total Return  Quotations.  "Total return" is one of the primary  methods used to measure  performance  and represents  the percentage  change in value of a class of a Fund, or of a hypothetical investment  in a class of a Fund,  over any period up to the  lifetime of the class.  Average  annual  total return quotations  for Class A, B, C and X shares are computed by finding the average  annual  compounded  rates of return that  would  cause a  hypothetical  investment  made on the first day of a  designated  period to equal the  ending redeemable value of such  hypothetical  investment on the last day of the designated  period in accordance with the following formula:

                                                       P(1+T)n = ERV

         Where:     P      =   a hypothetical initial payment of $1,000

                    T      =   average annual total return

                    n      =   number of years

                    ERV    =   ending  redeemable  value of the  hypothetical  $1,000  initial  payment made at the beginning of the designated period (or fractional portion thereof)

         The  computation  above  assumes  that the maximum  sales charge  applicable  to a class of Fund shares is deducted from the initial $1,000 payment,  and that all dividends and  distributions  made by a Fund are reinvested at net asset value ("NAV") during the designated  period.  The average annual total return  quotation is determined to the nearest 1/100 of 1%.

         Total return  percentages  for periods  longer than one year will usually be  accompanied  by total return percentages  for each year within the period and/or by the average annual  compounded  total return for the period.
The income and capital  components  of a given return may be separated  and portrayed in a variety of ways in order to  illustrate  their  relative  significance.  Performance  may also be portrayed  in terms of cash or  investment values,  without  percentages.  Past performance  cannot guarantee any particular future result. In determining the average  annual total return  (calculated  as provided  above),  recurring  fees,  if any,  that are charged to all shareholder  accounts  are taken into  consideration.  For any account fees that vary with the size of the account, the account fee used for  purposes of the above  computation  is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         In addition,  with  respect to the Class X shares,  a  standardized  return will reflect the impact of the
2.5% bonus shares.  The impact of the bonus shares on total return is  particularly  pronounced for shorter periods for which total return is measured,  such as one and three years.  You should take this into  consideration  in any comparison  of total  return  between  the Funds and other  mutual  funds.  For a  discussion  of the Class X bonus shares, see the Company's Prospectus under "How to Buy Shares."

         The total return of each class of shares of each Fund that had commenced  operations  prior to October 31,
2000, other than the JPM Money Market Fund, computed as of October 31, 2000, is shown below:

                                                                       Total Return
                                                                       -------------

                                                             Class A        Class B       Class C      Class X
ASAF Founders International Small Capitalization Fund1
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF AIM International Equity Fund4
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Janus Overseas Growth Fund2
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF American Century International Growth Fund1*
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Janus Small-Cap Growth Fund1**
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Scudder Small-Cap Growth Fund5
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Gabelli Small-Cap Value Fund1***
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Janus Mid-Cap Growth Fund6
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Neuberger Berman Mid-Cap Growth Fund3
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Neuberger Berman Mid-Cap Value Fund3
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Alger All-Cap Growth Fund6
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Gabelli All-Cap Value Fund6
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF INVESCO Technology Fund6
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Rydex Managed OTC Fund6
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Alliance Growth Fund2*+
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Marsico Growth Fund3
      One Year                                                 insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Janus Capital Growth Fund1
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Sanford Bernstein Managed Index 500 Fund4
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF  Alliance Growth and Income Fund2*++
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF MFS Growth with Income Fund4
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF INVESCO Equity Income Fund1
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF American Century Strategic Balanced Fund1
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF Federated High Yield Bond Fund1
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%
ASAF PIMCO Total Return Bond Fund1
     One Year                                                  insert%     insert%        insert%      insert%
     Since Inception                                           insert%     insert%        insert%      insert%

1. Commenced operations July 28, 1997.
2. Commenced operations January 2, 1998.
3. Commenced operations August 19, 1998.
4. Commenced operations November 1, 1999.
5. Commenced operations March 1, 2000.
6. Commenced operations September 11, 2000.
*  Prior  to May 1,  2000,  Rowe  Price-Fleming  International,  Inc.  served  as  Sub-advisor  to  the  Fund.  The performance  information  provided in the above chart  reflects that of the Fund for periods  during which the Fund was sub-advised by the prior Sub-advisor.
**  Prior to January 1, 1999,  Founders Asset  Management  LLC served as  Sub-advisor to the Fund. The  performance information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
*** Prior to  September  11,  2000,  T. Rowe  Price  Associates,  Inc.  served  as  Sub-advisor  to the  Fund.  The performance  information  provided in the above chart  reflects  that of the Fund for periods  during part of which the Fund was sub-advised by the prior Sub-advisor.
*+ Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management L.P. served as Sub-advisor to the Fund.  From December 31, 1998 to April 30, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  to the Fund.
The  performance  information  provided in the above chart  reflects that of the Fund for periods  during which the
Fund was sub-advised by the prior Sub-advisors.
*++ Prior to May 1, 2000,  Lord,  Abbett & Co.  served as  Sub-advisor  to the Fund.  The  performance  information provided in the above chart  reflects  that of the Fund for periods  during which the Fund was  sub-advised  by the prior Sub-advisor.

         Standardized  Yield  Quotations.  The yield of a class of Fund shares is computed by dividing  the class's net investment  income per share during a base period of 30 days, or one month,  by the maximum  offering price per share of the class on the last day of such base period in accordance with the following formula:

                                            YIELD = 2 [ (a - b + 1)6 - 1 ]
                                                         -----
                                                                     cd

         Where:     a    =   net investment income earned during the period attributable to the subject class

                    b    =   net expenses accrued for the period attributable to the subject class

                    c    =   the  average  daily  number of shares of the  subject  class  outstanding  during  the
period that were                            entitled to receive dividends

                    d    =   the maximum offering price per share of the subject class

         Net investment  income will be determined in accordance  with rules  established by the SEC. The price per share of Class A shares,  other than shares of the ASAF JPM Money  Market  Fund,  will  include  the maximum  sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased.

         The yield for each class of shares of the ASAF  Federated  High Yield  Fund and ASAF  PIMCO  Total  Return
Bond Fund for the 30 day period ended April 30, 2000 is shown below:

                                                            Class A      Class B      Class C      Class X

               ASAF Federated High Yield Bond Fund            10.38%       10.34%       10.36%       10.35%
              ASAF PIMCO Total Return Bond Fund                5.57%        5.31%        5.32%        5.31%

         Non-Standardized  Performance.  In  order  to more  completely  represent  a  Fund's  performance  or more accurately  compare  such  performance  to  other  measures  of  investment  return,  a Fund  also may  include  in advertisements,  sales literature and shareholder  reports other total return  performance data  ("Non-Standardized
Return").  Non-Standardized  Return  may  be  quoted  for  the  same  or  different  periods  as  those  for  which standardized  return is quoted; it may consist of an aggregate or average annual percentage rate of return,  actual year-by-year  rates or any  combination  thereof.  Non-Standardized  Return may or may not take sales  charges into account;  performance  data calculated  without taking the effect of sales charges into account will be higher than data including the effect of such charges.  Non-standardized  performance  will be advertised  only if the standard performance data for the same period, as well as for the required periods, is also presented.

         Each Fund may also  publish  its  distribution  rate  and/or its  effective  distribution  rate.  A Fund's distribution  rate is computed by  dividing  the most recent  monthly  distribution  per share  annualized,  by the current NAV per share. A Fund's effective  distribution  rate is computed by dividing the distribution  rate by the ratio used to annualize the most recent monthly  distribution  and reinvesting the resulting amount for a full year on the basis of such ratio. The effective  distribution  rate will be higher than the distribution  rate because of the compounding  effect of the assumed  reinvestment.  Unlike a Fund's yield,  which is computed from the yields to maturity  of all debt  obligations  held by the  Fund,  the  distribution  rate is based on a Fund's  last  monthly distribution.  A  Fund's  monthly  distribution  tends to be  relatively  stable  and may be more or less  than the amount of net investment  income and short-term  capital gain actually earned by the Fund during the month (see the
Company's Prospectus under "Dividends, Capital Gains and Taxes").

         Other data that may be  advertised  or published  about each Fund include the average  portfolio  quality, the average portfolio maturity and the average portfolio duration.

         Comparative  Information.  From time to time in advertisements or sales material,  the Fund's  performance ratings or other  information  as published by  recognized  mutual fund  statistical  or rating  services,  such as
Lipper Analytical Services,  Inc. or Morningstar,  or by publications of general interest, such as Forbes or Money,
                                                                                                   ------    -----
may be  discussed.  The  performance  of the Funds may also be compared  to that of other  selected  mutual  funds, mutual fund averages or recognized stock market  indicators.  Such  performance  ratings or comparisons may be made with funds that may have different investment restrictions,  objectives,  policies or techniques than the Funds and such other funds or market  indicators  may be comprised of securities  that differ  significantly  from the Funds'
investments.  Descriptions of some of the indices which may be used are listed below:

         o    The  Standard  & Poor's 500  Composite  Stock  Price  Index is a  well-diversified  list of 500 large capitalization companies representing the U.S. Stock Market.

         o    The Standard and Poor's  Small Cap 600 index is designed to  represent  price  movements in the small cap U.S.  equity  market.  It contains  companies  chosen by the Standard & Poor's Index  Committee for their size, industry  characteristics,  and  liquidity.  None of the  companies  in the S&P 600 overlap with the S&P 500 or the
S&P 400 (MidCap Index).  The S&P 600 is weighted by market capitalization.

         o    The NASDAQ  Composite  OTC Price Index is a market  value-weighted  and  unmanaged  index showing the changes in the aggregate market value of approximately 3,500 stocks.

         o    The Lehman  Government  Bond Index is a measure of the market value of all public  obligations of the
U.S.  Treasury;  all  publicly  issued  debt  of  all  agencies  of  the  U.S.  Government  and  all  quasi-federal corporations;  and all corporate debt  guaranteed by the U.S.  Government.  Mortgage backed  securities,  bonds and foreign targeted issues are not included in the Lehman Government Index.

         o    The Lehman  Government/Corporate  Bond Index is a measure of the market value of approximately  5,300 bonds with a face value  currently in excess of $1.3  trillion.  To be included in the Lehman  Government/Corporate
Index,  an issue must have amounts  outstanding in excess of $1 million,  have at least one year to maturity and be rated "Baa" or its equivalent or higher ("investment grade") by a nationally recognized rating agency.

         o    The  Russell  2000  Index  represents  the  bottom two thirds of the  largest  3000  publicly  traded companies  domiciled in the U.S.  Russell uses total market  capitalization  to determine  the  companies  that are included in the Index.  Only common stocks are included in the Index.

         o    The Russell 2500 Index is a market  value-weighted,  unmanaged  index  showing  total  return  (i.e., principal  changes  with  income) in the  aggregate  market  value of 2,500  stocks of  publicly  traded  companies domiciled in the United States.  The Index  includes  stocks traded on the New York Stock Exchange and the American
Stock Exchange as well as in the over-the-counter market.

         o    The Morgan Stanley Capital  International  EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies  representing the stock markets of Europe,  Australia,  New Zealand and the Far East.
The EAFE  Index  is  typically  shown  weighted  by the  market  capitalization.  However,  EAFE is also  available weighted by Gross  Domestic  Product  ("GDP").  These  weights are modified on July 1st of each year to reflect the prior year's GDP.

         o    The Lehman  Brothers  High Yield BB Index is a measure of the market value of public debt issues with a minimum  par value of $100  million  and rated  Ba1-Ba3 by Moody's.  All bonds  within the index are U.S.  dollar denominated, non-convertible and have at least one year remaining to maturity.

In addition,  the total return or yield of the Funds may be compared to the yield on U.S. Treasury  obligations and to the percentage change in the Consumer Price Index.

         Each Fund's  investment  performance  may be advertised  in various  financial  publications,  newspapers, magazines,  including:  Across the Board,  Advertising Age, Adviser's  Magazine,  Adweek,  Agent,  American Banker,
American Agent and Broker,  Associated Press,  Barron's,  Best's Review,  Bloomberg,  Broker World, Business Daily,
Business  Insurance,  Business  Marketing,  Business Month,  Business News Features,  Business Week, Business Wire,
California Broker, Changing Times, Consumer Reports,  Consumer Digest, Crain's, Dow Jones News Service,  Economist,
Entrepreneur,  Entrepreneurial  Woman,  Financial  Planning,  Financial Services Week,  Financial Times,  Financial
World, Forbes,  Fortune,  Hartford Courant, Inc., Independent Business,  Institutional  Investor,  Insurance Forum,
Insurance Advocate  Independent,  Insurance Review Investor's,  Insurance Times,  Insurance Week, Insurance Product
News,  Insurance  Sales,  Investment  Dealers  Digest,   Investment  Advisor,  Journal  of  Commerce,   Journal  of
Accountancy,  Journal of the American Society of CLU & ChFC,  Kiplinger's  Personal  Finance,  Knight-Ridder,  Life
Association News, Life Insurance  Selling,  Life Times,  LIMRA's  MarketFacts,  Lipper Analytical  Services,  Inc.,
MarketFacts,  Medical Economics, Money, Morningstar,  Inc., Nation's Business,  National Underwriter,  New Choices,
New England  Business,  New York Times,  Pension World,  Pensions &  Investments,  Professional  Insurance  Agents,
Professional Agent,  Registered  Representative,  Reuter's,  Rough Notes, Round the Table,  Service,  Success,  The
Standard, The Boston Globe, The Washington Post,  Tillinghast,  Time, U.S. News & World Report, U.S. Banker, United
Press International, USA Today, Value Line, The Wall Street Journal, Wiesenberger Investment and Working Woman.

         From time to time the  Company  may  publish the sales of shares of one or more of the Funds on a gross or net basis and for  various  periods  of time,  and  compare  such  sales with  sales  similarly  reported  by other investment companies.

                                             MANAGEMENT OF THE COMPANY

         The  following  table sets forth  information  concerning  the  officers  and  Directors  of the  Company, including their addresses and principal business occupations for the last five years:

Name, Age and Address:(1)               Position Held with the Company:(2)            Principal Occupation:(3)`
---------------------                   ------------------------------                --------------------

John Birch (50)                         Vice President                                Senior Vice President and Chief
                                                                                      Operating Officer:
                                                                                      American Skandia Investment Services,
                                                                                      Incorporated
                                                                                      December 1997 to present

                                                                                      Executive Vice President and
                                                                                      Chief Operating Officer:
                                                                                      International Fund Administration
                                                                                      Bermuda
                                                                                      August 1996 to October 1997

                                                                                      Senior Vice President and
                                                                                      Chief Administrative Officer:
                                                                                      Gabelli Funds, Inc.
                                                                                      Rye, New York
                                                                                      March 1995 to August 1996

Gordon C. Boronow (47)                  Vice President                                President & Chief Operating Officer:
                                                                                      American Skandia Life Assurance
                                                                                      Corporation

Jan R. Carendi (55)*                    President, Principal Executive Officer        Deputy Chief Executive Officer:
                                        and Director                                  Skandia Insurance Company Ltd.

David E. A. Carson (66)                 Director                                      Director
People's Bank                                                                         People's Bank (January 2000 - present)
850 Main Street
Bridgeport, CT 06604                                                                  Chairman
                                                                                      People's Bank (January 1999-December
                                                                                      1999)

                                                                                      Chairman & Chief Executive Officer:
                                                                                      People's Bank (January 1998 to December
                                                                                      1998)

                                                                                      President, Chairman & Chief Executive
                                                                                      Officer:
                                                                                      People's Bank (1983 to January 1998)

Richard G. Davy, Jr. (52)               Treasurer and Chief Financial and             Vice President, Operations:
                                        Accounting Officer                            American Skandia Investment Services,
                                                                                      Incorporated (January 1997 to present)

                                                                                      Controller:
                                                                                      American Skandia Investment Services,
                                                                                      Incorporated (September 1994 to January
                                                                                      1997)

Edward C. Macdonald (33)                Secretary                                     Senior Counsel, Securities, Counsel,
                                                                                      Securities, and Senior Associate
                                                                                      Counsel:
                                                                                      American Skandia, Incorporated (April
                                                                                      1999 to present)

                                                                                      Branch Chief, Senior Counsel and
                                                                                      Attorney:
                                                                                      U.S. Securities and Exchange Commission
                                                                                      (October 1994 to April 1999)

Julian A. Lerner (76)                   Director                                      Retired since 1995; Senior Vice
12850 Spurling Road                                                                   President & Portfolio Manager of AIM
Suite 208                                                                             Charter Fund and AIM Summit Fund from
Dallas, TX 75230                                                                      1986 to 1995

Thomas M. Mazzaferro(47)*               Director                                     Executive Vice President and
                                                                                     Chief Financial Officer
                                                                                      American Skandia Life Assurance
                                                                                      Corporation
                                                                                      April 1988 to present

Thomas M. O'Brien (50)                  Director                                      President & Chief Executive Officer
North Fork Bank                                                                       Atlantic Bank (May 2000 to present)
275 Broad Hollow Road
Melville, NY 11747                                                                    Vice Chairman:
                                                                                      North Fork Bank (January 1997 to April
                                                                                      2000)

                                                                                      President & Chief Executive Officer:
                                                                                      North Side Savings Bank (December 1984
                                                                                      to December 1996)

John A. Pileski (61)                    Director                                      Retired since June 2000

                                                                                      Tax Partner:
                                                                                      KPMG, LLP
                                                                                      757 Third Avenue
                                                                                      New York, NY 10017
                                                                                      (January 1995 to June 2000)

F. Don Schwartz (65)                    Director                                      Management Consultant
6 Sugan Close Drive                                                                   (April 1985 to present)
New Hope, PA 18938

*  Indicates a Director of the Company who is an "interested person" within the meaning set forth in the 1940 Act.

(1) Unless  otherwise  indicated,  the address of each officer and director  listed above is One  Corporate  Drive,
Shelton, Connecticut 06484.

(2) All of the  officers  and  Directors  of the Company  listed  above serve in similar  capacities  for the Trust and/or American Skandia Trust, both of which are also investment companies managed by the Investment Manager.

(3) Unless  otherwise  indicated,  each officer and director listed above has held his principal  occupation for at least the last five years.  In addition to the  principal  occupations  noted  above,  the  following  officers and
Directors of the Company hold the following positions with American Skandia Life Assurance  Corporation  ("ASLAC"),
American Skandia Investment Services,  Incorporated  ("ASISI"),  American Skandia Marketing,  Incorporated ("ASM"),
American  Skandia  Information  Services and Technology  Corporation  ("ASIST") or American  Skandia,  Incorporated
("ASI"):  Mr. Boronow also serves as Executive Vice President,  Chief Operating  Officer and a Director of ASI, and
a Director of ASLAC,  ASISI,  ASM and ASIST;  Mr.  Carendi also serves as Chairman and a Director of ASI, and Chief
Executive  Officer and a Director  of ASLAC,  ASISI and ASIST and a Director of ASM;  Mssrs.  Birch,  Davy and also serve as Directors of ASISI.

         The  Company's  Articles of  Incorporation  provides  that the  Directors,  officers and  employees of the
Company may be  indemnified  by the Company to the fullest  extent  permitted  by federal and state law,  including
Maryland  law.  Neither the  Articles of  Incorporation  nor the  By-laws of the Company  authorize  the Company to indemnify  any director or officer  against any  liability to which he or she would  otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Under the Maryland  General  Corporation  Law, a Director of the Company who is held liable for  assenting to a distribution  made in violation of the Company's  Articles of Incorporation  is entitled to contribution  from each  shareholder  of the Company for the amount the  shareholder  accepted  knowing the  distribution  was made in violation of those  provisions.  Absent such knowledge,  a shareholder  will not be obligated to the Company or its creditors in respect of shares held in the Company except to the extent of any unpaid  portion of the  subscription price or purchase price for such shares.

         The officers and  Directors of the Company who are  affiliates  of the  Investment  Manager do not receive compensation  directly  from the  Company  for  serving in the  capacities  described  above.  Those  officers  and
Directors  of the  Company,  however,  who are  affiliated  with the  Investment  Manager may receive  remuneration indirectly  from the Company for services  provided in their  respective  capacities  with the Investment  Manager.
Each of the other  Directors  receives for his service on the Board of Directors an annual and  "per-meeting"  fee, plus  reimbursement  for  reasonable  out-of-pocket  expenses  incurred  in  connection  with  attendance  at Board meetings.  The  following  table sets forth  information  concerning  the  compensation  paid by the Company to the
Directors in the fiscal year ended  October 31, 2000.  Neither the Company nor any  investment  company in the Fund
Complex offers any pension or retirement benefits to its directors or trustees.

                                             Aggregate Compensation                       Total Compensation from the
Name of Director:                              from the Company:                         Company and Fund Complex:(1)
----------------                               ----------------                          ------------------------

Jan R. Carendi                                        $ 0                                             $ 0

David E.A. Carson                                   $insert                                         $insert

Julian A. Lerner                                    $insert                                         $insert

Thomas M. Mazzaferro                                  $ 0                                             $ 0

Thomas M. O'Brien                                  $insert(2)                                     $insert(2)

John A. Pileski                                     $insert                                         $insert

F. Don Schwartz                                     $24,100                                         $81,300

(1) As of the date of this SAI,  the "Fund  Complex"  consisted  of the  Company,  the Trust and  American  Skandia
Trust.  The amount  indicated is the  compensation  paid to the  Directors by the Fund Complex for the twelve month period ending October 31, 2000.

(2) Mr.  O'Brien  deferred  a portion of this  compensation  from the  Company  valued as of  October  31,  2000 at
$insert and from the Fund Complex valued as of October 31, 2000 at $insert.

As of December 11, 2000,  the Directors and officers of the Company owned,  in the aggregate,  less than 1% of each class of the Company's shares.

Codes of Ethics.  The Company,  the Trust, the Investment  Manager and the Distributor have adopted codes of ethics under rule 17j-1 of the 1940 Act. While these codes contain  provisions  reasonably  necessary to prevent personnel subject to the codes from engaging in unlawful conduct,  they do not prohibit investments in securities,  including securities that may be purchased or held by the Funds and Portfolios, by such personnel.

                           ADDITIONAL INFORMATION ON THE "MASTER FEEDER" FUND STRUCTURE

         As previously  discussed,  certain Funds of the Company are organized under a "master  feeder"  structure.
The Trust's  Agreement and Declaration of Trust provides that the Feeder Funds and any other entities  permitted to invest in a Portfolio of the Trust (e.g.,  other U.S. and foreign investment  companies,  and common and commingled trust funds) will each be liable for all  obligations  of each such  Portfolio in the event that the Trust fails to satisfy such  liabilities  and  obligations.  However,  the risk of an investor in a Portfolio  (including a Feeder
Fund)  incurring  financial  loss beyond the amount of its  investment  on account of such  liability is limited to circumstances  in which the Portfolio had inadequate  insurance and was unable to meet its  obligations  out of its assets.  Accordingly,  the Trustees of the Trust  believe that neither a Feeder Fund nor its  shareholders  will be adversely affected by reason of the Fund investing in a corresponding Portfolio of the Trust.

         The  Directors  of the  Company  and the  Trustees  of the Trust  have  oversight  responsibility  for the operations of each Fund and Portfolio,  respectively.  As of the date of this Prospectus,  each of the Directors of the Company  also serves as a Trustee of the Trust.  The  Directors  of the Company and the  Trustees of the Trust,
including a majority of the  Directors and Trustees who are not  "interested  persons" (as defined in the 1940 Act)
of the Company or the Trust,  respectively,  have adopted  written  procedures  designed to identify and reasonably address any  potential  conflicts  of  interest  which might arise as a result of an  "overlap"  of  Directors  and
Trustees, including, if necessary, the creation of a separate board of trustees of the Trust.

                                   INVESTMENT ADVISORY & ADMINISTRATION SERVICES

THE INVESTMENT MANAGER:

         American Skandia Investment  Services,  Incorporated  ("ASISI," as previously  defined) acts as investment manager to each  Non-Feeder  Fund and Portfolio  pursuant to separate  investment  management  agreements  with the
Company and the Trust,  respectively  (the  "Management  Agreements").  Unlike the  Non-Feeder  Funds,  each of the
Feeder Funds invests all of its respective  investable  assets in a  corresponding  Portfolio of the Trust and thus does not require an investment manager.

         ASISI, a Connecticut  corporation  organized in 1991, is registered as an investment  adviser with the SEC and is a wholly-owned  subsidiary of American  Skandia,  Incorporated,  whose indirect parent is Skandia  Insurance
Company Ltd.  ("Skandia").  Skandia is a Swedish company that owns,  directly or indirectly,  a number of insurance companies in many  countries.  The predecessor to Skandia  commenced  operations in 1855. In addition to serving as investment  manager to the Company and the Trust,  ASISI  currently  serves as the  investment  manager to American
Skandia  Trust,  an open-end  management  investment  company  whose shares are made  available  to life  insurance companies  writing  variable  annuity  contracts and variable life insurance  policies.  Shares of American Skandia
Trust also may be offered  directly to qualified  pension and  retirement  plans.  For a list of those officers and
Directors  of the Company  who also serve in similar  capacities  for the  Investment  Manager,  see this SAI under
"Management of the Company."

         The  Management  Agreements  provide,  in  substance,  that  the  Investment  Manager  will  furnish  each
Non-Feeder  Fund and Portfolio  with  investment  advice and  investment  management  and  administrative  services subject to the supervision of the Directors of the Company or the Trustees of the Trust,  where applicable,  and in conformity  with the stated  investment  objective,  policies and  limitations of the applicable Fund or Portfolio.
The  Investment  Manager is  responsible  for  providing,  at its  expense,  such  personnel as is required by each
Non-Feeder  Fund or Portfolio  for the proper  conduct of its affairs and may engage a  sub-advisor  to conduct the investment program of the Fund or Portfolio pursuant to the Investment  Manager's  obligations under the Management
Agreements.  The Investment  Manager,  not the Funds or Portfolios,  is responsible  for the expenses of conducting the investment programs of the Funds and Portfolios.

         The Management  Agreements  provide further that neither the Investment Manager nor its personnel shall be liable for any act or omission in the course of, or connected with,  rendering  services under the  agreements,  or for any losses that may be  sustained  in the  purchase,  holding or sale of any security on behalf of the Funds or
Portfolios,  except for willful  misfeasance,  bad faith or gross  negligence  in the  performance  of its or their duties or by reason of  reckless  disregard  of its or their  obligations  and  duties  under the  agreements.  The
Management Agreements also permit the Investment Manager to render services to others.

         Under the terms of the Management  Agreements,  each Non-Feeder Fund and Portfolio has agreed to pay ASISI an  investment  management  fee,  which is accrued  daily and paid  monthly,  equal on an annual  basis to a stated
percentage of the  respective  Fund or  Portfolio's  average  daily NAV. The  Investment  Manager,  not any Fund or
Portfolio,  is responsible for the payment of the sub-advisory  fees to the  Sub-advisors.  For a discussion of the fees  payable to the  Investment  Manager and the  Sub-advisors,  as well as any  applicable  voluntary  fee waiver arrangements, see the Company's Prospectus under "Expense Information" and "Management of the Funds."

         Investment  Management  Fees.  ASISI  receives a monthly fee from each  Non-Feeder  Fund and Portfolio for the  performance  of its services.  ASISI pays each  Sub-advisor a portion of such fee for the  performance  of the sub-advisory  services  at no  additional  cost to any Fund or  Portfolio.  Each  Non-Feeder  Fund and  Portfolio's
investment  management  fee is accrued daily for the purposes of determining  the offering and redemption  price of the Fund's shares.  The fees payable to ASISI,  based on a stated  percentage of the Non-Feeder Fund or Portfolio's average daily net assets, are as follows:

Fund/Portfolio:                                                                         Annual Rate:
--------------                                                                          -----------

ASAF Founders International Small Capitalization Fund:                   1.10% of the first $100  million;  plus 1.00
                                                                         % of the amount over $100 million

ASAF AIM International Equity Fund:                                                          1.10%

ASAF Janus Overseas Growth Fund:                                                             1.10%

ASMT American Century International Growth Portfolio:                                        1.00%

ASAF Janus Small-Cap Growth Fund:                                                            0.90%

ASAF Scudder Small-Cap Growth Fund:                                                          0.95%

ASAF Gabelli Small-Cap Value Fund:                                                           1.00%

ASAF Janus Mid-Cap Growth Fund:                                                              1.00%

ASAF Neuberger Berman Mid-Cap Growth Fund:                                                   0.90%

ASAF Neuberger Berman Mid-Cap Value Fund:                                                    0.90%

ASAF Alger All-Cap Growth Fund:                                                              0.95%

ASAF Gabelli All-Cap Value Fund:                                                             0.95%

ASAF INVESCO Technology Fund:                                                                1.00%

ASAF INVESCO Health Sciences Fund:                                                          Insert%

ASAF Rydex OTX Fund:                                                                         0.85%

ASAF Alliance Growth Fund:                                                       .90% of the first $1 billion;
                                                                            plus .85% of the amount over $1 billion

ASAF Marsico Capital Growth Fund:                                                            1.00%

ASMT Janus Capital Growth Portfolio:                                                         1.00%

ASAF T. Rowe Price Tax Managed Fund                                                         Insert%

ASAF Alliance/Bernstein 50/50 Growth + ValueFund:                                           Insert%

ASAF Sanford Bernstein Deep Value Fund:                                                     Insert%

ASAF Sanford Bernstein Managed Index 500 Fund:                                               0.80%

ASAF Alliance Growth and Income Fund:                                                        1.00%

ASAF MFS Growth with Income Fund:                                                            1.00%

ASMT INVESCO Equity Income Portfolio:                                                        0.75%

ASAF American Century Strategic Balanced Fund:                                               0.90%

ASAF Federated High Yield Bond Fund:                                                         0.70%

ASMT PIMCO Total Return Bond Portfolio:                                                      0.65%

ASMT JPM Money Market Portfolio:                                                             0.50%

         Investment  Management  Fee Waivers.  The  Investment  Manager may from time to time agree to  voluntarily waive or reduce its fees,  while  retaining  their ability to be reimbursed  for such fees prior to the end of each fiscal  year.  Such  voluntary  fee  waivers or  reductions  may be  rescinded  at any time and  without  notice to investors.

         The Investment  Manager has voluntarily  agreed to waive portions of its investment  management fees equal to .10% of the average  daily net assets of the ASAF Janus  Overseas  Growth Fund and .20% of the average daily net assets of the ASAF Alliance Growth and Income Fund.

         The  investment  management  fee paid for each of the past three fiscal  years by each Fund and  Portfolio that was publicly offered prior to October 31, 2000 was as follows:

                                                                 Year ended             Year ended             Year ended
                                                                 -----------            -----------            ----------
Name of Fund                                                   October 31, 1998      October 31, 1999       October 31, 2000
------------                                                   ----------------      ----------------       ----------------

ASAF Founders International Small Capitalization Fund                 $34,725               $103,320               $insert

ASAF AIM International Equity Fund                                    $0                    $0                     $insert

ASAF Janus Overseas Growth Fund                                       $146,239              $1,437,199             $insert

ASMT American Century International Growth Portfolio                  $94,058               $232,476               $insert

ASAF Janus Small-Cap Growth Fund                                      $46,399               $562,158               $insert

ASAF Scudder Small-Cap Growth Fund                                    $0                    $0                     $insert

ASAF Gabelli Small-Cap Value Fund                                     $210,032              $554,991               $insert

ASAF Neuberger Berman Mid-Cap Growth Fund                             $1,920                $227,545               $insert

ASAF Neuberger Berman Mid-Cap Value Fund                              $2,770                $187,273               $insert

ASAF Alliance Growth Fund                                             $89,166               $368,003               $insert

ASAF Marsico Capital Growth Fund                                      $43,773               $2,818,406             $insert

ASMT Janus Capital Growth Portfolio                                   $578,304              $6,824,885             $insert

ASAF Sanford Bernstein Managed Index 500 Fund                         $0                    $0                     $insert

ASAF Alliance Growth and Income Fund                                  $114,324              $808,859               $insert

ASAF MFS Growth with Income Fund                                      $0                    $0                     $insert

ASMT INVESCO Equity Income Portfolio                                  $244,316              $990,476               $insert

ASAF American Century Strategic Balanced Fund                         $81,420               $642,319               $insert

ASAF Federated High Yield Bond Fund                                   $148,821              $627,368               $insert

ASMT PIMCO Total Return Bond Portfolio                                $151,673              $762,481               $insert

ASMT JPM Money Market Portfolio                                       $83,674               $495,966               $insert

         Fees for the  Portfolios  are based upon the total assets of each  Portfolio,  which include  assets other than  those of the Feeder  Funds.  The  Portfolios  commenced  operations  in June  1997,  while the ASAF  Founders
International  Small  Capitalization  Fund,  ASAF Janus Small-Cap  Growth Fund, ASAF Gabelli  Small-Cap Value Fund,
ASAF American  Century  Strategic  Balanced Fund,  and ASAF Federated High Yield Bond Fund commenced  operations on
July 28, 1997.  The ASAF Janus  Overseas  Growth Fund,  ASAF Alliance  Growth Fund,  and ASAF  Alliance  Growth and
Income  Fund  commenced  operations  on January 2, 1998.  The ASAF  Neuberger  Berman  Mid-Cap  Growth  Fund,  ASAF
Neuberger  Berman  Mid-Cap Value Fund,  and ASAF Marsico  Capital  Growth Fund  commenced  operations on August 19,
1998. The ASAF AIM  International  Equity Fund, ASAF Sanford  Bernstein Managed Index 500 Fund, and ASAF MFS Growth
with Income Fund  commenced  operations  on November 1, 1999.  The ASAF  Scudder  Small-Cap  Growth Fund  commences operations  on March The ASAF Janus Mid-Cap  Growth Fund,  Alger All-Cap  Growth Fund,  ASAF Gabelli  All-Cap Value
Fund, ASAF INVESCO  Technology Fund, ASAF Rydex Managed OTC Fund,  commenced  operations on September 11, 2000. The
ASAF INVESCO Health  Sciences Fund,  ASAF T. Rowe Price Tax Managed Fund,  ASAF  Alliance/Bernstein  50/50 Growth +
Value Fund and the ASAF Sanford  Bernstein  Deep Value Fund had not  commenced  operations  prior to March 1, 2001;
therefore,  no fees were paid during the periods  presented  in the above  table.  As  discussed  in this SAI under
"Fund  Expenses"  and in  the  Company's  Prospectus  under  "Expense  Information,"  the  Investment  Manager  has
voluntarily  agreed to reimburse the other  expenses of each Fund so that each Fund's total  expenses do not exceed specified  levels.  During  the  fiscal  period,  the  amounts  of these  reimbursements  exceeded  the  investment management fees included in the above table.

         Each  Management  Agreement  will  continue in effect from year to year,  provided it is approved at least annually by a vote of the  majority of the  Directors  or Trustees,  where  applicable,  who are not parties to the agreement  or  interested  persons  of any such  party,  cast in person at a meeting  specifically  called  for the purpose of voting on such  approval.  Each  Management  Agreement  may be  terminated  without  penalty on 60 days'
written  notice by vote of a  majority  of the  Directors  or  Trustees,  where  applicable,  or by the  Investment
Manager,  or by  holders  of a  majority  of the  applicable  Fund or  Portfolio's  outstanding  shares,  and  will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).

THE SUB-ADVISORS:

         ASISI currently engages the following  Sub-advisors to conduct the investment  programs of each Non-Feeder
Fund and Portfolio  pursuant to separate  sub-advisory  agreements with the Investment  Manager (the  "Sub-Advisory
Agreements"):  (a) Founders Asset Management LLC for the ASAF Founders  International  Small  Capitalization  Fund;
(b) A I M Capital  Management,  Inc. for the ASAF AIM International  Equity Fund; (c) Janus Capital Corporation for
the ASAF Janus Overseas  Growth Fund,  the ASMT Janus Capital Growth  Portfolio,  the ASAF Janus  Small-Cap  Growth
Fund and the ASAF Janus Mid-Cap Growth Fund; (d) American Century Investment  Management,  Inc. (formerly known as,
"Investors  Research  Corporation") for the ASAF American Century  International  Growth Fund and the ASAF American
Century  Strategic  Balanced  Fund;  (d) Zurich Scudder  Investments,  Inc.  (formerly  known as,  "Scudder  Kemper
Investments,  Inc." for the ASAF Scudder  Small-Cap  Growth Fund;  (e) GAMCO  Investors,  Inc. for the ASAF Gabelli
Small-Cap  Value Fund and the ASAF Gabelli  All-Cap Value Fund; (f) Neuberger  Berman  Management Inc. for the ASAF
Neuberger Berman Mid-Cap Growth Fund and the ASAF Neuberger  Berman Mid-Cap Value Fund; (g) Fred Alger  Management,
Inc. for the ASAF Alger All-Cap Growth Fund; (h) INVESCO Funds Group,  Inc. for the ASAF INVESCO  Technology  Fund,
ASAF INVESCO Health Sciences Fund and the ASMT INVESCO Equity Income  Portfolio;  (i) Rydex Global Advisors for the
ASAF Rydex Managed OTC Fund; (j) Alliance  Capital  Management  L.P. for the ASAF Alliance Growth Fund and the ASAF
Alliance Growth and Income Fund; (k) Marsico Capital  Management,  LLC for the ASAF Marsico Capital Growth Fund; T.
Rowe Price Associates,  Inc. for the ASAF T. Rowe Price Tax Managed Fund; (l) Alliance Capital  Management L.P. and
Sanford C. Bernstein & Co., LLC for the ASAF  Alliance/Bernstein  50/50 Growth+Value Fund; (m) Sanford C. Bernstein
& Co., LLC for the ASAF Sanford  Bernstein Deep Value Fund and the ASAF Sanford  Bernstein  Managed Index 500 Fund;
(n)  Massachusetts  Financial  Services Company for the ASAF MFS Growth with Income Fund; (o) Federated  Investment
Counseling  for the ASAF  Federated High Yield Bond Fund;  (p) Pacific  Investment  Management  Company LLC for the
ASMT PIMCO Total Return Bond Portfolio;  (q) J.P. Morgan  Investment  Management Inc. for the ASMT JPM Money Market
Portfolio.

         The  Sub-Advisory  Agreements  provide that the  Sub-advisors  will  formulate  and implement a continuous investment  program for each  Non-Feeder  Fund or Portfolio in accordance  with the Fund or Portfolio's  investment objective,  policies and  limitations and any investment  guidelines  established by the Investment  Manager.  Each
Sub-advisor  will,  subject to the supervision and control of the Investment  Manager,  determine in its discretion which issuers and securities will be purchased,  held,  sold or exchanged by the Fund or Portfolio,  and will place orders  with and give  instructions  to  brokers  and  dealers to cause the  execution  of such  transactions.  The
Sub-advisors are required to furnish the Investment  Manager with periodic reports  concerning the transactions and performance  of the Fund or Portfolio.  Each  Sub-advisor  is required to furnish at its own expense all investment facilities  necessary to perform its obligations  under the  Sub-Advisory  Agreement.  Nothing in the  Sub-advisory
Agreements  prevents the  Investment  Manager from engaging other  sub-advisors  to provide  investment  advice and other services to a Fund or Portfolio, or from providing such services itself.

         Corporate Structure.  Several of the Sub-advisors are controlled by other parties as noted below:

         Founders Asset  Management  LLC  ("Founders")  is a 90%-owned  subsidiary of Mellon Bank,  N.A.,  with the remaining 10% held by certain  Founders  executives  and portfolio  managers.  Mellon Bank,  N.A. is a wholly owned subsidiary  of Mellon  Financial  Corporation,  a  publicly  owned  multibank  holding  company  which  provides  a comprehensive range of financial products and services in domestic and selected international markets.

         A I M Capital  Management,  Inc. is a  wholly-owned  subsidiary of A I M Advisors,  Inc. also a registered investment  adviser.  A I M Advisors,  Inc. is  wholly-owned  by A I M  Management  Group Inc.,  a holding  company engaged in the financial  services business and an indirect  wholly-owned  subsidiary of AMVESCAP PLC. AMVESCAP PLC and  its  subsidiaries  are  an  independent  investment  management  group  engaged  in  institutional  investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

         Stilwell  Financial  ("Stilwell")  owns  approximately  81.5%  of the  outstanding  voting  stock of Janus
Capital  Corporation.  Stilwell is a publicly traded holding  company with principal  operations in financial asset
management  businesses.   Thomas  H.  Bailey,   President  and  Chairman  of  the  Board  of  Janus  Capital,  owns approximately  12% of its voting  stock and, by  agreement  with  Stilwell,  selects a majority of Janus  Capital's
Board subject to the approval of Stilwell, which approval can not be unreasonably withheld.

         American Century Companies, Inc. is the parent of American Century Investment Management, Inc.

         Zurich Insurance Company, a leading provider of insurance and financial  services,  owns approximately 70%
of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.

         All of the voting  stock of  Neuberger  Berman  Management  Inc.  is owned by  Neuberger  Berman  Inc.,  a publicly traded company listed on the NYSE.

         GAMCO  Investors,  Inc.  ("GAMCO")  is a New  York  corporation  organized  in  1999 as  successor  to the investment  advisory  business of a New York  corporation  of the same name that was organized in 1978.  GAMCO is a wholly-owned  subsidiary of Gabelli Asset Management Inc. ("GAMI"),  a publicly held company listed on the New York
Stock  Exchange.  Mr.  Mario  J.  Gabelli  may be  deemed a  "controlling  person"  of  GAMCO  on the  basis of his controlling interest in GAMI.  GAMCO has several affiliates that also provide investment advisory services.

         INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company.

         As of October 2, 2000,  Alliance Capital Management Holding L.P.  ("Alliance  Holding") owns approximately
30% of the  outstanding  units of limited  partnership  interest in Alliance  Capital  Management  L.P.  ("Alliance
Capital").  Equity  interests in Alliance  Holding are traded on the New York Stock  Exchange  ("NYSE") in the form of units ("Alliance Holding Units").  Alliance Capital Management  Corporation  ("ACMC"),  an indirect wholly-owned subsidiary of AXA Financial,  Inc. ("AXA Financial"),  is the general partner of both Alliance Capital and Alliance
Holding.  As of  October  2,  2000,  AXA  Financial,  together  with ACMC and  certain  of its  other  wholly-owned subsidiaries,  beneficially  owned  approximately  2% of the  outstanding  Alliance  Holding  Units  and 53% of the outstanding  units of limited  partnership  interest in Alliance Capital.  AXA Financial is a Delaware  corporation whose shares are traded on the NYSE. As of September 30, 2000, AXA, a French insurance  holding  company,  directly and  indirectly  owned  approximately  60.1% of the  issued  and  outstanding  shares  of the  common  stock of AXA
Financial.

         Bank of America N.A., a national bank  subsidiary of Bank of America  Corporation,  indirectly owns 50% of the voting  control of Marsico  Capital  Management,  LLC  ("Marsico  Capital").  Thomas F.  Marsico  and a company controlled  by Mr.  Marsico own the  remainder  of Marsico  Capital's  voting  interests.  Bank of America N.A. has agreed to purchase the  remaining 50% of Marsico  Capital that it does not currently  own. The purchase is expected to occur in January 2001.

         Sanford C. Bernstein & Co., LLC is an indirect wholly owned subsidiary of Alliance.

         Massachusetts  Financial  Services  Company is a subsidiary of Sun Life of Canada (US) Financial  Services
Holdings, Inc. whose ultimate parent is Sun Life Assurance Co. of Canada.

         Federated Investment Counseling is a wholly owned subsidiary of Federated Investors.

         Pacific  Investment  Management  Company  LLC  ("PIMCO")  is a  subsidiary  general  partnership  of PIMCO
Advisors  L.P.  ("PIMCO  Advisors").  Allianz  AG  ("Allianz")  is the  majority  owner of PIMCO  Advisors  and its subsidiaries,  including  PIMCO.  Allianz is a  European-based,  multinational  insurance  and  financial  services holding company.  Pacific Life Insurance Company holds an approximately 30% interest in PIMCO Advisors.

         J.P. Morgan Investment  Management Inc. is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated,  a bank holding company organized under the laws of Delaware.

         Sub-Advisory  Fees.  ASISI pays each  Sub-advisor on a monthly basis for the  performance of  sub-advisory services.  The fee payable to the  Sub-advisors  with respect to each  Non-Feeder  Fund and  Portfolio  may differ, reflecting,  among other things, the investment  objective,  policies and limitations of each Fund or Portfolio and the nature of each  Sub-advisory  Agreement.  Each  Sub-advisor's  fee is accrued daily for purposes of determining the amount payable by the Investment  Manager to the Sub-advisor.  The fees payable to the  Sub-advisors,  based on a stated percentage of the Non-Feeder Fund or Portfolio's average daily net assets, are as follows:

         Founders Asset Management LLC for the ASAF Founders  International  Small  Capitalization  Fund: An annual rate of .60% of the portion of the average  daily net assets of the Fund not in excess of $100  million;  plus .50%
of the portion over $100 million.

         A I M Capital  Management,  Inc. for the ASAF AIM  International  Equity Fund: An annual rate equal to the following  percentages  of the  combined  average  daily net assets of the Fund and the series of American  Skandia
Trust that is  managed by A I M Capital  Management  Inc.  and  identified  by the  Sub-advisor  and ASISI as being similar to the Fund:  .55% of the portion of the  combined  average  daily net assets not in excess of $75 million;
plus .45% of the portion in excess of $75 million.

         Janus  Capital  Corporation  for the ASAF  Janus  Overseas  Growth  Fund:  An  annual  rate of .60% of the portion of the  average  daily net assets of the Fund not in excess of $100  million;  when the  average  daily net assets of the Fund equal or exceed  $100  million,  the annual  rate will be .50% of the entire  average  daily net assets of the Fund.

         American  Century  Investment  Management,  Inc.  for  the  ASMT  American  Century  International  Growth
Portfolio:  Because of the large amount of assets being sub-advised for the Investment  Manager by American Century
Investment  Management,  Inc.,  the  Investment  Manager was able to  negotiate a  reduction  to the  Sub-advisor's standard fee  schedule.  This reduced fee  schedule is an annual rate equal to .45% of the combined  average  daily net assets of the Fund and  certain  series of  American  Skandia  Trust that are  managed by the  Sub-advisor  and identified  by the  Sub-advisor  and ASISI as being  similar  to the Fund.  Prior to May 1,  2000,  the  Investment
Manager had engaged Rowe Price-Fleming  International,  Inc. as Sub-advisor for the Portfolio (formerly the ASMT T.
Rowe Price  International  Equity  Portfolio),  for a total  Sub-advisory fee of .75% of the portion of the average daily net assets of the  Portfolio  not in excess of $20  million;  plus .60% of the portion of the net assets over
$20 million but not in excess of $50 million; plus .50% of the portion of the net assets over $50 million.

         Janus  Capital  Corporation  for the ASAF  Janus  Small-Cap  Growth  Fund:  An annual  rate of .50% of the portion of the average  daily net assets of the Fund not in excess of $100  million;  plus .45% of the portion over
$100  million but not in excess of $500  million;  plus .40% of the portion  over $500 million but not in excess of
$1 billion; plus .35% of the portion in excess of $1 billion.

         Zurich Scudder  Investments,  Inc. for the ASAF Scudder  Small-Cap  Growth Fund: An annual rate of .50% of the portion of the  average  daily net assets of the Fund not in excess of $100  million;  plus .45% of the portion over $100 million but not in excess of $400  million;  plus .40% of the portion over $400 million but not in excess of $900 million; plus .35% of the portion in excess of $900 million.

         GAMCO  Investors,  Inc. for the ASAF Gabelli  Small-Cap  Value Fund: An annual rate equal to the following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the
Fund:  .40% of the portion of the combined  average daily net assets not in excess of $1 billion;  plus .30% of the portion in excess of $1 billion.

         Janus Capital  Corporation  for the ASAF Janus Mid-Cap  Growth Fund: An annual rate equal to the following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the
Fund:  .55% of the portion of the average daily net assets of the Fund not in excess of $100 million;  plus .50% of the portion of the net assets  over $100  million  but not in excess of $500  million;  plus .45% of the portion of the net assets over $500  million but not in excess of $2 billion;  plus .40% of the portion of the net assets over
$2 billion  but not in excess of $5  billion;  plus .375% of the  portion of the net assets over $5 billion but not in excess of $10 billion; plus .35% of the portion of the net assets over $10 billion.

         Neuberger  Berman  Management  Inc. for the ASAF  Neuberger  Berman Mid-Cap Growth Fund: An annual rate of
 .40% of the average daily net assets of the Fund.

         Neuberger  Berman  Management  Inc. for the ASAF  Neuberger  Berman  Mid-Cap Value Fund: An annual rate of
 .40% of the average daily net assets of the Fund.

         Fred  Alger  Management,  Inc.  for the ASAF  Alger  All-Cap  Growth  Fund:  An annual  rate  equal to the following  percentages  of the  combined  average  daily net assets of the Fund and all series of American  Skandia
Trust that are managed by the  Sub-Advisor:  .40% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .35% of the portion over $500 million but not in excess of $1 billion;  plus .30% of the  portion  over $1  billion  but not in  excess of $1.5  billion;  plus  .25% of the  portion  in excess of $1.5 billion.

         GAMCO  Investors,  Inc. for the ASAF Gabelli  All-Cap  Value Fund:  An annual rate equal to the  following percentages of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the Sub-Advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the
Fund:  .50% of the combined  average daily net assets not in excess of $500 million;  plus .40% of the portion over
$500 million.

         INVESCO  Funds Group,  Inc. for the ASAF INVESCO  Technology  Fund:  An annual rate equal to the following percentages  of the combined  average daily net assets of the Fund and the ASAF INVESCO  Health  Sciences Fund .55%
of the of the portion of the average  daily net assets not in excess of $100  million;  plus .45% of the portion of the average  daily net assets over $100  million  but not in excess of $200  million;  plus .425% of the portion of the average daily net assets over $200 million but not in excess of $400  million;  plus .40% of the portion of the average  daily net assets over $400 million but not in excess of $900  million;  plus .35% of the average daily net assets in excess of $900 million.

         INVESCO  Funds  Group,  Inc.  for the ASAF  INVESCO  Health  Sciences  Fund:  An annual  rate equal to the following  percentages of the combined  average daily net assets of the Fund and the ASAF INVESCO  Technology  Fund
 .55% of the of the  portion  of the  average  daily net  assets  not in excess  of $100  million;  plus .45% of the portion of the average  daily net assets over $100  million  but not in excess of $200  million;  plus .425% of the portion of the average  daily net assets  over $200  million  but not in excess of $400  million;  plus .40% of the portion of the average  daily net assets  over $400  million  but not in excess of $900  million;  plus .35% of the average daily net assets in excess of $900 million.

         Rydex Global  Services for the ASAF Rydex  Managed OTC Fund:  An annual rate of .35% of the portion of the average daily net assets of the Fund not in excess of $400 million; plus .25% of the portion over $400 million.

         Alliance Capital  Management L.P. for the ASAF Alliance Growth Portfolio:  An annual rate equal to .40% of the combined  average daily net assets of the Fund and the series of American  Skandia Trust that is managed by the
Sub-Adviser  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Fund.  Between
December 31, 1998 and April 30, 2000,  the  Investment  Manager had engaged  OppenheimerFunds,  Inc. as Sub-advisor for the Fund at a total  Sub-advisory  fee of .35% of the portion of the  average  daily net assets of the Fund not in excess of $500  million;  plus .30% of the portion over $500 million but not in excess of $1 billion;  plus .25%
of the portion in excess of $1 billion.  Prior to January 1, 1999,  the Investment  Manager had engaged  Robertson,
Stephens & Company  Investment  Management,  L.P. as Sub-advisor for the Fund, at a total  Sub-advisory fee of .60%
of the  portion  of the  average  daily net  assets of the Fund not in  excess  of $200  million;  plus .50% of the portion of the net assets over $200 million.

         Marsico  Capital  Management,  LLC for the ASAF Marsico Capital Growth Fund: An annual rate of .45% of the average daily net assets of the Fund.

         T. Rowe Price  Associates,  Inc.  for the ASAF T. Rowe Price Tax  Managed  Fund:  An annual  rate equal to
 .45% of the of the  portion  of the  Fund's  average  daily net  assets  not in excess  of $100  million.  Once the average  daily net assets of the Fund exceed $100  million,  the amount equals .40% on average daily net assets not in excess of $250  million;  plus .35% of the  portion  of the  Fund's  average  daily net assets in excess of $250 million.

         Alliance  Capital  Management  L.P. and Sanford C.  Bernstein & Co.,  LLC for the ASAF  Alliance/Bernstein
50/50 Growth + Value Fund: An annual rate of .40% of the average daily net assets of the Fund.

         Sanford C.  Bernstein & Co., LLC for the ASAF Sanford  Bernstein  Deep Value Fund:  An annual rate of .25%
of the of the  portion of the Fund's  average  daily net  assets  not in excess of $500  million;  plus .20% of the portion over $500 million.

         Sanford C.  Bernstein & Co., LLC for the ASAF Sanford  Bernstein  Managed  Index 500 Fund:  An annual rate equal to the  following  percentages  of the  combined  average  daily  net  assets  of the Fund and the  series of
American  Skandia Trust that is managed by the  Sub-Advisor  and identified by the  Sub-advisor  and the Investment
Manager  as being  similar  to the Fund:  .1533% of the  portion of the  combined  average  daily net assets not in excess  of $300  million;  plus .10% of the  portion  of the net  assets  over $300  million.  Notwithstanding  the foregoing,  the  following  annual rate will apply for each day that the combined  average daily net assets are not in excess of $300 million:  .40% of the first $10 million of combined  average  daily net assets;  plus .30% on the next $40  million of combined  average  daily net  assets;  plus .20% on the next $50  million of combined  average daily net assets;  plus .10% on the next $200 million of combined  average daily net assets.  Prior to May 1, 2000, the Investment  Manager had engaged Bankers Trust Company as Sub-advisor for the Fund at a total  Sub-advisory  fee equal to the  following  percentages  of the  combined  average  daily  net  assets  of the Fund and the  series of
American  Skandia Trust that was managed by Bankers Trust Company and  identified by the  Sub-Advisor  and ASISI as being  similar to the Fund:  .17% of the  portion of the  combined  average  daily net assets not in excess of $300 million;  plus .13% of the portion over $300  million but not in excess of $1 billion;  plus .08% of the portion in excess of $1 billion.

         Janus Capital  Corporation  for the ASMT Janus  Capital  Growth  Portfolio:  An annual rate of .45% of the average daily net assets of the Portfolio.

         Alliance  Capital  Management  L.P.  for the ASAF  Alliance  Growth and Income  Portfolio:  An annual rate equal to the  following  percentages  of the  combined  average  daily  net  assets  of the Fund and the  series of
American  Skandia Trust that is managed by the  Sub-Adviser  and identified by the  Sub-advisor  and the Investment
Manager as being  similar to the  Portfolio:  .30% of the portion of the combined  average  daily net assets not in excess of $1 billion;  plus .25% of the portion  over $1 billion  but not in excess of $1.5  billion;  plus .20% of the portion in excess of $1.5 billion.  Prior to May 1, 2000,  the  Investment  Manager had engaged Lord,  Abbett &
Co. as  Sub-advisor  for the Fund at a total  Sub-advisory  fee of .50% of the  portion  of the  average  daily net assets of the Fund not in excess of $200  million;  plus .40% of the portion over $200 million but not in excess of
$500  million;  plus .375% of the portion  over $500  million but not in excess of $700  million;  plus .35% of the portion over $700 million but not in excess of $900  million;  when the average  daily net assets of the Fund equal or exceed $900 million, the annual rate will be .30% of the entire average daily net assets of the Fund.

         Massachusetts  Financial  Services  Company for the ASAF MFS Growth with Income Fund: An annual rate equal to the following  percentages of the combined  average daily net assets of the Fund and the domestic  equity series of American  Skandia Trust that are managed by Massachusetts  Financial  Services  Company:  .40% of the portion of the combined  average daily net assets not in excess of $300  million;  plus .375% of the portion over $300 million but not in excess of $600  million;  plus .35% of the portion over $600 million but not in excess of $900  million;
plus .325% of the portion over $900 million but not over $1.5  billion;  plus .25% of the portion in excess of $1.5 billion.

         INVESCO  Funds Group,  Inc. for the ASMT INVESCO  Equity Income  Portfolio:  An annual rate of .35% of the average daily net assets of the Portfolio.

         American  Century  Investment  Management,  Inc. for the ASAF American  Century  Strategic  Balanced Fund:
Because of the large amount of assets being sub-advised for the Investment  Manager by American Century  Investment
Management,  Inc.,  the  Investment  Manager was able to  negotiate a reduction to the  Sub-advisor's  standard fee schedule.  This reduced fee schedule is an annual rate equal to the following  percentages of the combined  average daily net assets of the Fund and the series of  American  Skandia  Trust  that is  managed by the  Sub-advisor  and identified by the  Sub-advisor  and  Investment  Manager as being  similar to the Fund:  .45% of the portion of the average  daily net assets of the Fund not in excess of $50  million;  plus .40% of the portion over $50 million but not in excess of $100 million;  plus .35% of the portion over $100 million but not in excess of $500 million;  plus
 .30% of the portion over $500 million.

         Federated  Investment  Counseling  for the ASAF  Federated High Yield Bond Fund: An annual rate of .25% of the portion of the  average  daily net assets of the Fund not in excess of $200  million;  plus .20% of the portion over $200 million.

         Pacific  Investment  Management  Company LLC for the ASMT PIMCO Total  Return  Bond  Portfolio:  An annual rate of .25% of the average daily net assets of the Portfolio.

         J.P. Morgan Investment  Management Inc. for the ASMT JPM Money Market  Portfolio:  An annual rate equal to the  following  percentages  of the combined  average  daily net assets of the Portfolio and the series of American
Skandia Trust that is managed by J.P. Morgan  Investment  Management,  Inc. and identified by it and ASISI as being similar to the  Portfolio:  .09% of the  portion  of the  combined  average  daily net assets not in excess of $500 million;  plus .06% of the portion  over $500 million but not in excess of $1.5  billion;  plus .04% of the portion over $1.5 billion.

Sub-Advisory Fee Waivers.  Certain  Sub-advisors have voluntarily  agreed to waive a portion of their  sub-advisory fees set forth above, as follows:

         Commencing  January 1, 1998,  Janus  Capital  Corporation,  the  Sub-advisor  for the ASAF Janus  Overseas
Growth Fund,  has  voluntarily  agreed to waive a portion of its  sub-advisory  fee equal to .10% of the portion of the average  daily net assets of the Fund not in excess of $100  million.  When the average daily net assets of the
Fund equal or exceed $100 million,  such voluntary fee waiver is no longer applicable,  and the sub-advisory annual fee rate of .50% of the entire average daily net assets of the Fund will be applied.

         Commencing March 1, 1999, Janus Capital  Corporation,  the Sub-advisor for the ASAF Janus Small-Cap Growth
Fund,  has  voluntarily  agreed to waive a portion  of its  sub-advisory  fee equal to .05% of the  portion  of the average  daily net assets over $400  million but not in excess of $500 million and .05% on assets over $900 million but not in excess of $1 billion.

         Commencing  August 28, 2000,  GAMCO  Investors,  Inc., the  Sub-advisor for the ASAF Gabelli All-Cap Value
Fund, has voluntarily  agreed to waive a portion of its sub-advisory fee equal to the following  percentages of the combined  average  daily  net  assets  of the  Fund and the  corresponding  series  of  American  Skandia  Trust as referenced  above under  "Sub-advisory  Fees":  .10% of the portion of the combined average daily net assets not in excess of $500  million;  .05% on combined  assets over $500  million but not in excess of $1 billion;  and .10% on combined assets over $1 billion.

         Commencing  March 1, 2000,  Janus Capital  Corporation,  the Sub-advisor for the ASMT Janus Capital Growth
Portfolio,  has voluntarily  agreed to the following  revised fee schedule based on the combined  average daily net assets of the Portfolio and the AST JanCap Growth Portfolio of American  Skandia Trust:  .55% of the portion of the combined  average  daily net assets not in excess of $100  million;  plus .50% of the portion over $100 million but not in excess of $500  million;  plus .45% of the portion over $500  million but not in excess of $2 billion;  plus
 .40% of the  portion  over $2 billion but not in excess of $5  billion;  plus .375% of the portion  over $5 billion but not in excess of $10 billion; plus .35% of the portion in excess of $10 billion.

         Commencing  May 1, 2000,  INVESCO Funds Group,  Inc., the  Sub-advisor  for the ASMT INVESCO Equity Income
Portfolio,  has  voluntarily  agreed to waive a portion of its fee so that the following fee schedule  based on the combined average daily net assets of the Portfolio and the AST INVESCO Equity Income  Portfolio is in effect:  .35%
of the  portion of the  combined  average  daily net assets not in excess of $1  billion;  plus .30% of the portion over $1 billion.

         The  sub-advisory  fees paid by the  Investment  Manager for each Fund and  Portfolio for the fiscal years ended October 31, 1998, October 31, 1999 and October 31, 2000, were as follows:

Name of Fund                                                       Year Ended            Year Ended           Period Ended
------------                                                       ----------            ----------           ------------
                                                                October 31, 1998      October 31, 1999      October 31,2000
                                                                ----------------      ----------------      ---------------

ASAF Founders International Small Capitalization Fund                  $18,941               $56,357               $insert

ASAF Janus Overseas Growth Fund                                        $66,472               $653,259              $insert

ASMT American Century International Growth Portfolio(1)                $47,029               $108,959              $insert

ASAF Janus Small-Cap Growth Fund(2)                                    $25,777               $307,453              $insert

ASAF Gabelli Small-Cap Value Fund(3)                                   $126,019              $332,996              $insert

ASAF Neuberger Berman Mid-Cap Growth Fund                              $853                  $101,131              $insert

ASAF Neuberger Berman Mid-Cap Value Fund                               $1,231                $83,233               $insert

ASAF Alliance Growth Fund(4)                                           $40,530               $149,346              $insert

ASAF Marsico Capital Growth Fund                                       $19,698               $1,268,283            $insert

ASMT Janus Capital Growth Portfolio                                    $260,237              $3,071,198            $insert

ASAF Alliance Growth and Income Fund(5)                                $34,297               $242,657              $insert

ASMT INVESCO Equity Income Portfolio                                   $114,014              $462,222              $insert

ASAF American Century Strategic Balanced Fund                          $45,233               $343,430              $insert

ASAF Federated High Yield Bond Fund                                    $53,150               $224,060              $insert

ASMT PIMCO Total Return Bond Portfolio                                 $58,336               $293,262              $insert

ASMT JPM Money Market Portfolio                                        $15,061               $89,274               $insert

(1)      For fiscal years 1998 and 1999, the entire fee noted above was paid to Rowe  Price-Fleming  International,
     Inc., the prior Sub-advisor for the Fund.
(2) For fiscal year 1998, the entire fee noted was paid to Founders  Asset  Management  LLC, the prior  Sub-advisor for the  Fund.  For  fiscal  year  1999,  $10,776  was paid to  Founders  and  $296,677  was paid to Janus  Capital
Corporation.
(3) For fiscal  years 1998 and 1999,  the entire fee noted above was paid to T. Rowe Price  Associates,  Inc.,  the prior Sub-advisor for the Fund.
(4) For fiscal  years 1997 and 1998,  the entire  fee noted was paid to  Robertson,  Stephens & Company  Investment
Management,  L.P.  For  fiscal  year  1999,  $19,192  was  paid to  Robertson  Stephens  and  $130,154  was paid to
OppenheimerFunds, Inc.
(5) For fiscal year 1999, the entire fee noted above was paid to Lord,  Abbett & Co.,  Inc., the prior  Sub-advisor for the Fund.

         Fees for the  Portfolios  are based upon the total assets of each  Portfolio,  which include  assets other than  those of the Feeder  Funds.  The  Portfolios  commenced  operations  in June  1997,  while the ASAF  Founders
International  Small  Capitalization  Fund,  ASAF Janus Small-Cap  Growth Fund, ASAF Gabelli  Small-Cap Value Fund,
ASAF American  Century  Strategic  Balanced Fund,  and ASAF Federated High Yield Bond Fund commenced  operations on
July 28, 1997.  The ASAF Janus Overseas  Growth Fund,  Alliance  Growth Fund,  and ASAF Alliance  Growth and Income
Fund  commenced  operations on January 2, 1998.  The ASAF  Neuberger  Berman  Mid-Cap  Growth Fund,  ASAF Neuberger
Berman  Mid-Cap Value Fund,  and ASAF Marsico  Capital  Growth Fund  commenced  operations on August 19, 1998.  The
ASAF AIM  International  Equity  Fund,  ASAF Sanford  Bernstein  Managed  Index 500 Fund,  and ASAF MFS Growth Fund
commenced  operations on November 1, 1999. The ASAF Scudder  Small-Cap  Growth Fund  commenced  operations on March
1, 2000.  The ASAF Janus Mid-Cap  Growth Fund,  ASAF Alger All-Cap  Growth Fund,  ASAF Gabelli  All-Cap Value Fund,
ASAF INVESCO  Technology  Fund and ASAF Rydex Managed OTC Fund  commenced  operations  on September  11, 2000.  The
ASAF INVESCO Health  Sciences Fund,  ASAF T. Rowe Price Tax Managed Fund,  ASAF  Alliance/Bernstein  50/50 Growth +
Value Fund and the ASAF Sanford  Bernstein Deep Value Fund had not commenced  operations  prior to the date of this
SAI.

         Each  Sub-Advisory  Agreement will continue in effect from year to year,  provided it is approved at least annually by a vote of the  majority of the  Directors  or Trustees,  where  applicable,  who are not parties to the agreement  or  interested  persons  of any such  party,  cast in person at a meeting  specifically  called  for the purpose of voting on such approval.  Each Sub-Advisory  Agreement may be terminated  without penalty at any time by the Investment  Manager or the Sub-advisor upon 60 days' written notice,  and will  automatically  terminate in the event  of its  "assignment"  (as that  term is  defined  in the 1940  Act) or upon  termination  of the  Management
Agreement with respect to that particular  Fund or Portfolio  (provided that the Sub-advisor has received notice of such termination).

THE ADMINISTRATOR:

         PFPC  Inc.  (the  "Administrator"),   103  Bellevue  Parkway,  Wilmington,   Delaware  19809,  a  Delaware
corporation which is an indirect  wholly-owned  subsidiary of PNC Financial Corp.,  serves as the administrator for both the Company and the Trust.  Pursuant to  administration  agreements  between the Administrator and the Company and the Trust,  respectively  (the  "Administration  Agreements"),  the Administrator has agreed to provide certain fund  accounting  and  administrative  services  to the  Company and the Trust,  including,  among other  services, accounting  relating to the Company  and the Trust and the  investment  transactions  of the  foregoing;  computing daily NAVs;  monitoring the  investments and income of the Company and the Trust for compliance with applicable tax laws;  preparing for execution and filing  federal and state tax returns,  and annual and  semi-annual  shareholder reports;  preparing monthly financial statements including a schedule of investments;  assisting in the preparation of  registration  statements and other filings  related to the  registration  of shares;  coordinating  contractual relationships  and  communications  between the  Investment  Manager and the Company's and the Trust's  custodians;
preparing and maintaining the Company's and the Trust's books of account, records of securities  transactions,  and all other books and records in accordance with applicable laws, rules and regulations  (including,  but not limited to, those records  required to be kept pursuant to the 1940 Act); and  performing  such other duties related to the administration  of the  Company  and the Trust as may be agreed  upon in writing by the  parties to the  respective
Administration  Agreements.  The administrator  does not have any responsibility or authority for the management of the  assets  of the  Funds or  Portfolios,  the  determination  of their  investment  policies,  or for any  matter pertaining to the distribution of securities issued by the Company.

         Under the terms of the Administration  Agreements,  the Administrator  shall be obligated to exercise care and  diligence  in the  performance  of its  duties,  to act in good  faith  and to use its  best  efforts,  within reasonable  limits,  in performing  services to be provided for under the agreements.  The  Administrator  shall be liable for any damages  arising out of its failure to perform its duties  under the  Administration  Agreements  to the extent such damages arise out of its willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of  such  duties.  Any  person,  even  though  also  an  officer,  director,  partner,  employee  or  agent  of the
Administrator,  who may be or become an officer, director,  trustee, employee or agent of the Company or the Trust, shall be deemed when  rendering  services  to the Company or the Trust or acting on any  business of the Company or the Trust (other than services or business in connection with the  Administrator's  duties under the Administration
Agreements)  to be rendering  such services to or acting solely for the Company or the Trust and not as an officer, director,  partner,  employee or agent or one under the control or direction of the Administrator  even though paid by them. The  Administration  Agreements  shall continue until terminated by either party on 60 days' prior written notice to the other party.

         As  compensation  for the services  and  facilities  provided by the  Administrator  to the  Company,  the
Company  has agreed to pay the  Administrator  its  "out-of-pocket"  expenses,  plus a monthly  multi-class  fee of
$3,000 per Fund, plus a monthly feeder fee of $2,000 per Feeder Fund,  plus (except for the ASAF Sanford  Bernstein
Managed  Index 500 Fund) the greater of the  following  monthly  fee based on the  average  daily net assets of the
Non-Feeder  Funds -- 0.10% (first $200  million),  0.06% (next $200 million),  0.0275% (next $200  million),  0.02%
(next $400  million) and 0.01% (over $1 billion) -- or a minimum  monthly fee of $6,250 per  Non-Feeder  Fund.  The fee for the ASAF Sanford  Bernstein  Managed  Index 500 Fund is the greater of the  following  monthly fee based on the average daily net assets of the Fund -- 0.05% (first $200 million),  0.03% (next $200  million),  0.0275% (next
$200  million),  0.02% (next $400  million) and 0.01% (over $1 billion) - or a minimum  monthly fee of $6,250.  The
Administrator  has agreed to waive the above  monthly  multi-class  fee,  the  monthly  feeder fee and the  minimum monthly fee for the first two months of each Fund's  operations,  and  thereafter  will decrease such waiver by 10%
increments for each of the remaining ten months of the initial contract year.

         In addition,  as compensation for the services and facilities  provided by the Administrator to the Trust, the Trust has agreed to pay the  Administrator  its  "out-of-pocket"  expenses,  plus the greater of the  following monthly fee based on the average  daily net assets of the  Portfolios  -- 0.10% (first $200  million),  0.06% (next
$200  million),  0.0275%  (next $200  million),  0.02% (next $400  million) and 0.01% ($1+ billion) -- or a minimum monthly fee of $6,250 per Portfolio.  The  Administrator  has agreed to waive the above minimum monthly fee for the first two months of each  Portfolio's  operations,  and thereafter  will decrease such waiver by 10% increments for each of the remaining ten months of the initial contract year.

         For all of the Funds and Portfolios  that  commenced  operations  prior to November 1, 1999,  monthly fees payable  to the  Administrator  have been  frozen at the  amounts  paid for the month of  December  1999.  The fees payable to the Administrator  for those Funds that commenced  operations on or after November 1, 1999 (the ASAF AIM
International  Equity Fund,  the ASAF Scudder  Small-Cap  Growth Fund, the ASAF Janus Mid-Cap Growth Fund, the ASAF
Alger All-Cap Growth Fund, the ASAF Gabelli  All-Cap Value Fund, the ASAF INVESCO  Technology  Fund, the ASAF Rydex
Managed OTC Fund,  the ASAF Sanford  Bernstein  Managed  Index 500 Fund,  and the ASAF MFS Growth with Income Fund)
are not  subject  to any freeze and will pay the  Administrator  under the fee  schedule  set forth  above,  giving effect to the phased-in  minimum fees as applicable.  These fee arrangements  will remain in effect until such time as the aggregate fee resulting from the  application of revised fee schedules  based on the combined  average daily net assets of each Fund or Portfolio and its  corresponding  portfolio of American  Skandia Trust would result in a lower fee, at which point the revised fee schedules will take effect.

         Reimbursable  "out-of-pocket"  expenses include,  but are not limited to, postage and mailing,  telephone, telex, Federal Express,  outside independent pricing service charges and record  retention/storage.  For the fiscal year ended  October 31, 1998,  the Company  paid the  Administrator  $507,368 and the Trust paid the  Administrator
$291,316.  For the fiscal year ended  October 31,  1999,  the Company  paid the  Administrator  $1,395,979  and the
Trust  paid the  Administrator  $724,469.  For the  fiscal  year ended  October  31,  2000,  the  Company  paid the
Administrator  $insert and the Trust paid the  Administrator  $insert.  These amounts do not include  out-of-pocket expenses for which the Administrator was reimbursed.

QUALIFIED PLANS ADMINISTRATOR:

         American  Skandia Fund  Services,  Inc.  ("ASFS"),  an  affiliate of ASISI,  receives a fee from each Fund under an  Administration  Agreement  between ASFS and the Company with respect to services  provided in  connection with investments in the Company by certain  qualified  retirement plans.  Pursuant to this agreement,  ASFS selects and contracts with third parties providing  administrative  services for such plans ("third-party  administrators")
or agents for such third-party  administrators.  Among other matters,  third party administrators  maintain records of the  holdings in the Funds of  individual  plan  participants.  As a result of the  third-party  administrators'
services,  the  Company may  realize  savings on costs that it would  otherwise  incur in  maintaining  shareholder accounts.

         ASFS uses its fee from each Fund to pay the  third-party  administrators  and their agents,  which fee may be used to reduce fees that would  otherwise be payable by the  qualified  plan to the  third-party  administrator.
The fee payable to ASFS  corresponds  to the  aggregate  fees  payable by ASFS to  third-party  administrators  and agents under the terms of the agreements between ASFS and such third-party  administrators  and agents.  Such fees, depending  on the  particular  agreement,  are payable by ASFS either (a) at an annual rate of 0.20% of plan assets invested in the Company  through such  third-party  administrator  or agent,  or (b) at a fixed dollar amount up to
$15 annually per participant account that is maintained by a third-party  administrator  reflecting the holdings of a plan  participant  in a Fund.  ASFS does not  receive  any  compensation  as  qualified  plans  administrator  in addition to amounts it pays to third-party administrators and their agents and for other out-of -pocket expenses.

                                                   FUND EXPENSES

         Each Non-Feeder Fund and Portfolio pays its own expenses including,  without  limitation:  (i) expenses of maintaining  the Fund or Portfolio and continuing its existence;  (ii)  registration of the Fund or Portfolio under the 1940 Act; (iii) auditing,  accounting and legal expenses;  (iv) taxes and interest; (v) governmental fees; (vi)
expenses of issue,  sale,  repurchase and redemption of Fund shares;  (vii) expenses of registering  and qualifying the Fund or  Portfolio  and its shares  under  federal and state  securities  laws and of  preparing  and  printing prospectuses  for such  purposes and for  distributing  the same to  shareholders  and  investors;  (viii) fees and expenses  of  registering  and  maintaining  registrations  of the Fund or  Portfolio  and of the Fund's  principal underwriter  as a  broker-dealer  or agent under state  securities  laws;  (ix)  expenses of reports and notices to shareholders  and of  meetings  of  shareholders  and proxy  solicitations  therefor;  (x)  expenses  of reports to governmental  officers and commissions;  (xi) insurance expenses;  (xii) association  membership dues; (xiii) fees, expenses and  disbursements  of  custodians  for all services to the Fund or  Portfolio;  (xiv) fees,  expenses and disbursements of transfer agents,  dividend disbursing agents,  shareholder servicing agents and registrars for all services to the Fund or Portfolio;  (xv) expenses for servicing shareholder  accounts;  (xvi) any direct charges to shareholders  approved by the  Directors  of the Company or the  Trustees of the Trust,  where  applicable;  (xvii)
compensation and expenses of Directors of the Company or the Trustees of the Trust,  where applicable,  who are not
"interested  persons" of the Fund or Portfolio,  respectively;  and (xviii) such  nonrecurring  items as may arise, including  expenses  incurred in  connection  with  litigation,  proceedings  and claims and the  obligation of the
Company and the Trust to indemnify its directors,  trustees and officers with respect  thereto.  Expenses  incurred by the Company or the Trust not directly  attributable  to any specific  Non-Feeder Fund or Portfolio are allocated on the basis of the net assets of the respective Non-Feeder Funds and Portfolios.

         The  Investment  Manager  has  voluntarily  agreed  until  May 1,  2001 to  reimburse  each  Fund  for its respective  operating  expenses  (and,  in the case of the  Feeder  Funds,  the  Feeder  Fund's  pro rata  share of operating expenses of the Fund's corresponding  Portfolio),  exclusive of taxes,  interest,  brokerage commissions, distribution  fees and extraordinary  expenses,  but inclusive of the management fee, which in the aggregate exceed specified percentages of the Fund's average net assets as follows:

         ASAF Founders International Small Capitalization Fund: 1.70%

         ASAF AIM International Equity Fund: 1.60%

         ASAF Janus Overseas Growth Fund: 1.60%

         ASAF American Century International Growth Fund: 1.60%

         ASAF Janus Small-Cap Growth Fund: 1.30%

         ASAF Scudder Small-Cap Growth Fund: 1.30%

         ASAF Gabelli Small-Cap Value Fund: 1.40%

         ASAF Janus Mid-Cap Growth Fund: 1.40%

         ASAF Neuberger Berman Mid-Cap Growth Fund: 1.35%

         ASAF Neuberger Berman Mid-Cap Value Fund: 1.35%

         ASAF Alger All-Cap Growth Fund: 1.35%

         ASAF Gabelli All-Cap Value Fund: 1.35%

         ASAF INVESCO Technology Fund: 1.40%

         ASAF Rydex Managed OTC Fund: 1.25%

         ASAF Alliance Growth Fund: 1.30%

         ASAF Marsico Capital Growth Fund: 1.30%

         ASAF Janus Capital Growth Fund: 1.30%

         ASAF Sanford Bernstein Managed Index 500 Fund: 1.00%

         ASAF Alliance Growth & Income Fund: 1.15%

         ASAF MFS Growth with Income Fund: 1.30%

         ASAF INVESCO Equity Income Fund: 1.20%

         ASAF American Century Strategic Balanced Fund: 1.20%

         ASAF Federated High Yield Bond Fund: 1.00%

         ASAF PIMCO Total Return Bond Fund: 1.00%

         ASAF JPM Money Market Fund: 1.00%

         The  Investment  Manager  may  terminate  the above  voluntary  agreements  at any time after May 1, 2001.
Voluntary  payments of Fund expenses by the Investment  Manager may be made subject to  reimbursement  by the Fund, at the  Investment  Manager's  discretion,  within  the two  year  period  following  such  payment  to the  extent permissible  under  applicable  law and provided that the Fund is able to effect such  reimbursement  and remain in compliance with applicable expense limitations.

                                             DISTRIBUTION ARRANGEMENTS

THE DISTRIBUTOR:

         American Skandia Marketing,  Incorporated  ("ASM" or the  "Distributor"),  located at One Corporate Drive,
Shelton,  Connecticut  06484,  serves as the principal  underwriter  and  distributor  for each Fund pursuant to an underwriting  agreement  initially  approved by the Directors of the Company (the  "Underwriting  Agreement").  The
Distributor  is a registered  broker-dealer  and member of the National  Association  of Securities  Dealers,  Inc.
("NASD").  The  Distributor  is an  "affiliated  person"  (within the meaning of the 1940 Act) of the Company,  the
Trust and the Investment Manager, being a wholly-owned subsidiary of American Skandia, Incorporated.

         Shares of each Fund will be  continuously  offered  and will be sold by selected  broker-dealers  who have executed selling  agreements with the  Distributor.  The Distributor  bears all the expenses of providing  services pursuant to the  Underwriting  Agreement.  Each Fund bears the expenses of registering  its shares with the SEC and with applicable state regulatory  authorities.  The Underwriting  Agreement  continues in effect for two years from initial  approval  and for  successive  one-year  periods  thereafter,  provided  that  each  such  continuance  is specifically  approved (i) by the vote of a majority of the  Directors of the Company,  including a majority of the
Directors who are not parties to the Underwriting  Agreement or "interested  persons" of any such party (as defined in the 1940 Act); or (ii) by the vote of a "majority of the  outstanding  voting  securities" of a Fund (as defined in the 1940 Act). In the event that the  Underwriting  Agreement  terminates,  all  obligations of the  Distributor
thereunder  shall  cease,  including  the  Distributor's   undertaking  to  purchase  Class  X  Bonus  Shares.  For
information  regarding Class X Bonus Shares and the Distributor's  undertaking,  see the Company's Prospectus under
"How to Buy Shares:  Purchase of Class X Shares." The  Distributor is not obligated to sell any specific  amount of shares of any Fund.

         The  following  table  shows,  for  the  fiscal  year  ended  October  31,  2000,  information  about  the compensation received by the Distributor:

Net Underwriting Commissions
         (portion of initial sales charge retained by Distributor):             $0
Compensation on Redemptions:                                                    $insert
Brokerage Commissions (compensation from Supplemental
         Distribution Plans as described below under "The Distribution
         Plans"):                                                               $insert
Other Compensation (compensation from other Distribution Plans):                $insert

         For the fiscal year ended October 31, 2000, aggregate  underwriting  commissions were $insert, of which $0 was retained by the Distributor..  For the fiscal year ended October 31, 1999, aggregate  underwriting  commissions were  $13,231,476 of which, as noted above $0, was retained by the  Distributor.  For the fiscal year ended October
31, 1998, aggregate underwriting commissions were $2,691,543, of which, $0 was retained by the Distributor.

THE DISTRIBUTION PLANS:

         The Company has adopted separate  Distribution  and Service plans (commonly  referred to as "12b-1 Plans")
for  Class A, B, C and X shares  of each  Fund (the  "Class A Plan,"  "Class B Plan,"  "Class C Plan" and  "Class X
Plan," individually,  and collectively,  the "Class Plans") pursuant to appropriate resolutions of the Directors of the Company and in accordance with the  requirements  of Rule 12b-1 under the 1940 Act and the  requirements of the applicable  rules of the NASD regarding  asset based sales  charges.  The Class Plans permit the payment of certain fees from Fund assets to the  Distributor,  an affiliate of the Investment  Manager,  for its services and costs in distributing  Fund shares and  providing  for  services  to  shareholder  accounts.  In  addition,  the Company has adopted a Supplemental  Distribution Plan and the Trust has adopted a Distribution Plan (the "Supplemental  Plans,"
and together with the Class Plans,  the "Plans")  under Rule 12b-1 under the 1940 Act to permit the  Distributor to receive  brokerage  commissions  in connection  with  purchases  and sales of securities  held by the Funds and the
Portfolios, and to use these commissions to promote the sale of shares of the Funds.

         Under the  Plans,  the  Distributor  may use the  amounts  received  to pay  various  distribution-related
expenses,  such  as  advertising,   printing  of  sales  materials,  training  sales  personnel,  and  compensating broker-dealers  who sell shares of the Company and provide  services to shareholder  accounts.  Such  broker-dealer compensation may include initial sales concessions,  ongoing sales and service fees, and additional  marketing fees requested  by  selling  broker-dealers,  all as  described  below  under  "Dealer  Compensation  Information."  The
Distributor may receive  compensation  under the Plans regardless of whether it actually uses such  compensation to pay  distribution  expenses.  The Distributor has assigned its right to receive any  distribution  and service fees under  the Class B Plan and the Class X Plan,  as well as any  contingent  deferred  sales  charge  for Class B and
Class X shares, to an unaffiliated third party that finances the sale of Class B and Class X shares.

         The following  table shows,  for the twelve months ended  September 30, 2000, the nature and amount of the expenditures made under the Plans:

         Advertising and sales literature:                $insert
         Printing of prospectuses and reports
                  for other than current
                  shareholders                           $ insert
         Compensation to sales personnel
                  (including direct expenses
                  of sales personnel)                    $ insert
         Compensation to dealers
                  (Class A shares)                       $ insert
         Compensation to dealers
                  (Class B shares)                       $ insert
         Compensation to dealers
                  (Class C shares)                       $ insert
         Compensation to dealers
                  (Class X shares)                       $ insert
         Purchase of Class X bonus
                  shares                                 $ insert
         Other dealer compensation                       $ insert
         Conferences and seminars for
                  dealer personnel                       $ insert

         The  distribution  expenses  paid under the Plans will be  intended to result in the sale of shares of the
Company's  various  Funds.  As a result,  amounts  incurred  by a Fund or  Portfolio  under  the  Plans  (including brokerage  commissions  paid by a Fund or  Portfolio  under the  Supplemental  Plans) may be used in a manner  that promotes the sale of shares of other Funds or  Portfolios.  Certain  Funds of the Company may not be available  for additional  investments  or for purchase by new investors.  Distribution  expenses that are not  attributable  to a particular Fund or Portfolio will be allocated  among the Funds and Portfolios on different  bases (e.g.,  relative asset size and  relative  new sales of the Funds or  Portfolios)  depending  on the nature of the  expense  and the manner in which the  amount of such  expense  is  determined.  Distribution  expenses  that are  attributable  to a particular class of a Fund (e.g., sales concessions) will be allocated to that class.

         The Plans were  adopted by a majority  vote of the  Directors  of the Company  and  Trustees of the Trust,
including at least a majority of Directors or Trustees,  as  applicable,  who are not  "interested  persons" of the
Funds or the  Portfolios  (as  defined  in the 1940  Act) and who do not have  any  direct  or  indirect  financial interest  in the  operation  of the  Plans,  cast in person at  meetings  called  for the  purpose of voting on the
Plans.  In  approving  the Plans,  the  Directors  of the Company  and the  Trustees  of the Trust  identified  and considered a number of potential  benefits which the Plans may provide,  including,  but not limited to,  improving the  Distributor's  ability to attract  investments by enabling it to compensate  broker-dealers  selling shares of the Funds  adequately and in the most effective  manner,  and that the resulting  increases in assets should enable the Funds and Portfolios to achieve greater economies of scale and lower their per-share  operating  expenses.  The
Directors  also  considered  the  benefit  of  promoting  shareholder  access  to  the  services  of  broker-dealer representatives  who have knowledge of the  shareholders'  particular  circumstances and goals. With respect to the
Class X Plan,  the Directors  considered  the possible  increase in investor  interest and  consequent  increase in portfolio  assets  resulting  from the use of the  fees  payable  under  such  plan,  in part,  to  facilitate  the
Distributor's  purchase of  additional  shares for Class X investors as a bonus.  The  Directors of the Company and the Trustees of the Trust believe that there is a reasonable  likelihood  that the Plans will benefit each Fund and
Portfolio and its current and future shareholders in the manner contemplated.

         Each Plan,  pursuant  to its terms,  remains in effect  from year to year  provided  such  continuance  is approved  annually by vote of the  Directors  or  Trustees,  as  applicable,  in the manner  described  above.  All material  amendments  to the Plans must be approved by the  Directors or  Trustees,  as  applicable,  in the manner described  above.  The  Class  Plans  may not be  amended  to  increase  materially  the  amount  to be  spent  for distribution  without approval of the  shareholders of each class of a Fund or Portfolio  affected thereby entitled to vote thereon under the 1940 Act. The  Supplemental  Plans may not be amended to materially  change the source of monies from which  distribution  expenses are paid without  approval of the  shareholders of each Fund or Portfolio affected  thereby  entitled to vote thereon under the 1940 Act. The Plans may be  terminated  at any time,  without payment of a penalty, by vote of the majority of the Directors or Trustees,  as applicable,  who are not interested persons of the Fund or the Portfolio  and have no direct or indirect  financial  interest in the  operations of the
Plans,  or by a vote of a  "majority  of the  outstanding  voting  securities"  (as defined in the 1940 Act) of the class,  Fund or Portfolio  affected thereby entitled to vote thereon under the 1940 Act. A Plan will  automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

DEALER COMPENSATION INFORMATION

         In addition to the dealer compensation  information described in the Company's  Prospectus,  the following may be applicable to the purchase of Fund shares.

         Class A Dealer  Compensation.  The  concessions  paid to dealers and brokers from the initial sales charge on the sale of Class A shares are as follows:

                                    High Yield Bond & Total Return Bond Funds:     All Other Funds (other than Money Market
                                                                                                    Fund):

                                                  Concession                                     Concession
                                                  (as % of                                       (as % of
Amount of Purchase:                               offering                                       offering
------------------                                --------------                                 --------
                                                  price)                                         price)
                                                  ------                                         ------
Less than $50,000                                     3.50%                                          5.00%
$50,000 up to $100,000                                3.00%                                          4.25%
$100,000 up to $250,000                               2.50%                                          3.25%
$250,000 up to $500,000                               1.75%                                          2.50%
$500,000 up to $1 million                             1.25%                                          2.00%

         In addition,  the  Distributor  may allocate the entire amount of the initial sales charge for the sale of
Class A shares to dealers for all sales occurring during a particular period.

         The  Distributor  uses  distribution  and  service  fees  received  under the  Class A Plan to  compensate qualified  dealers for services  provided in connection  with the sale of shares and the maintenance of shareholder accounts.  Such compensation  generally is paid by the Distributor  quarterly at an annual rate not to exceed 0.50%
of the Fund's  average  daily net  assets  attributable  to Class A shares  held in  accounts  of the dealer or its customers.  However,  in the case of shares  purchased at NAV with a CDSC, the  Distributor  will pay the dealer of record a sales commission in an amount equal to 0.50% of the amount  invested,  and the ongoing  compensation  will not begin until one year after  purchase.  NAV shares are not subject to the one-year  exclusion in cases where the shareholder has made arrangements with the Company and the dealer of record waives the sales commission.

         Class B Dealer  Compensation.  The Distributor uses distribution and service fees received under the Class
B Plan to  compensate  qualified  dealers  for  services  provided  in  connection  with the sale of shares and the maintenance of shareholder  accounts.  Such  compensation  is paid by the  Distributor  quarterly at an annual rate not to exceed  0.50% of the  Fund's  average  daily  net  assets  attributable  to Class B shares  (and any  shares purchased by the reinvestment of dividends or capital gains) held for over seven years.

         The  Distributor  normally  pays a sales  concession  of 5.50%  (and may pay up to 6.00%) of the  purchase price of Class B shares to the dealer from its own resources at the time of the sale.

         Class X Dealer  Compensation.  The Distributor uses distribution and service fees received under the Class
X Plan as reimbursement for its purchases of Bonus Shares,  as well as to compensate  qualified  dealers,  brokers, banks and other  financial  institutions  for services  provided in connection  with the sale of Class X shares and the  maintenance of shareholder  accounts.  Such latter  compensation  is paid by the  Distributor  quarterly at an annual rate not to exceed  0.50% of the Fund's  average  daily net assets  attributable  to Class X shares (and any shares purchased by the reinvestment of dividends or capital gains as such shares) held for over seven years.

         The  Distributor  normally  pays a sales  concession  of 3.00%  (and may pay up to 3.50%) of the  purchase price of Class X shares to the dealer from its own resources at the time of the sale.

         Class C Dealer  Compensation.  The Distributor uses distribution and service fees received under the Class
C Plan to  compensate  qualified  dealers  for  services  provided  in  connection  with the sale of shares and the maintenance of shareholder  accounts.  The  Distributor  currently pays a 1.00% fee to dealers in advance upon sale of Class C shares and  retains  the fee paid by the Fund in the first  year.  After the shares have been held for a year, the Distributor pays the fee to dealers on a quarterly  basis.  The Class C CDSC is waived,  and the one-year exclusion on ongoing  compensation  does not apply, in cases where the shareholder has made  arrangements  with the
Company  and the dealer of record  waives the 1.00% fee upon sale.  Similarly,  the initial fee is not paid and the payment of ongoing  quarterly  compensation  begins  immediately  after  purchase with respect to shares  purchased under an asset allocation program sponsored by ASISI or its affiliates.

         Additional  Dealer  Compensation.  In  addition  to the amounts  paid to dealers as  concessions  that are discussed  above  with  respect to each class of the  Company's  shares,  the  Distributor  may enter into  special compensation  arrangements  with  dealers  that have sold or are  expected to sell large  amounts of shares.  As of
January  13,  2000,  the  Distributor  had  entered  into  nineteen  such  arrangements,  one of which  called  for compensation  based on a specified  percentage of the value of shares held by the Dealer's  customers,  thirteen of which called for compensation  based on a specified  percentage of the value of shares sold by the Dealer, and five of which called for  compensation  based on a combination  of assets and sales.  None of these payments will change the price an investor pays for shares.

                                         DETERMINATION OF NET ASSET VALUE

         The net  asset  value  ("NAV")  per  share of each  Fund is  determined  in the  manner  described  in the
Company's  Prospectus.  Each  Fund  will  determine  the NAV of its  shares  on each day  that  the New York  Stock
Exchange  (the "NYSE") is open for  business.  The Directors of the Company and the Trustees of the Trust have each established  procedures  for  valuing  the assets of the Funds and  Portfolios,  respectively.  In  general,  these valuations  are based on market  quotations.  However,  in certain  circumstances  where market  quotations are not readily  available,  assets are valued by methods  specified  in the  procedures  that are  believed to  accurately reflect the assets' fair value.

         Securities  held by each  Non-Feeder  Fund and Portfolio,  other than the ASMT JPM Money Market  Portfolio
(the "Money Market  Portfolio"),  that are valued based on market  quotations will be valued as follows:  portfolio securities,  including  open  short  positions  and  options  written,  are  valued at the last  sale  price on the securities  exchange or securities  market  (including the NASDAQ  National Market System) on which such securities primarily  are traded.  Securities  not listed on an exchange or  securities  market,  or securities in which there were not  transactions  on that day,  are valued at the average of the most recent bid and asked  price,  except in the case of open short positions  where the asked price is available.  Portfolio  securities  which are traded both
"over-the-counter"  and on an exchange are valued  according to their primary  market,  and it is expected that for debt securities this ordinarily will be the over-the-counter market.

         Generally,   trading  in  foreign  securities,  as  well  as  U.S.  Government  securities,  money  market instruments and repurchase agreements,  is substantially  completed each day at various times prior to the close of the  NYSE.  The  values  of such  securities  used in  computing  the net  asset  value of the  shares of a Fund or
Portfolio  generally are determined as of such earlier times.  Foreign  currency  exchange rates are also generally determined  prior to the close of the NYSE.  Occasionally,  events  affecting the value of such securities and such exchange  rates may occur  between  the times at which such  values  usually  are  determined  and the close of the
NYSE. If such  extraordinary  events occur,  their effects may not be reflected in the net asset value of a Fund or
Portfolio calculated as of the close of the NYSE on that day.

         The NAV per share of the Money  Market  Portfolio  is  determined  by using the  amortized  cost method of valuing portfolio  instruments.  Under the amortized cost method of valuation,  an instrument is valued at cost and the interest  payable at maturity upon the  instrument is accrued as income,  on a daily basis,  over the remaining life of the  instrument.  Neither the amount of daily income nor the NAV is affected by unrealized  appreciation or depreciation of the Portfolio's  investments assuming the instrument's  obligation is paid in full on maturity.  In periods  of  declining  interest  rates,  the  indicated  daily  yield on shares of the  Portfolio  computed  using amortized  cost may tend to be higher  than a similar  computation  made  using a method of  valuation  based  upon market prices and  estimates.  In periods of rising  interest  rates,  the  indicated  daily yield on shares of the
Portfolio  computed  using  amortized cost may tend to be lower than a similar  computation  made using a method of valuation based upon market prices and estimates.  In addition,  short-term  obligations with remaining  maturities of less than 60 days that are held by any Fund or Portfolio are valued at amortized cost.

         The  amortized  method of  valuation  is  intended  to permit the Money  Market  Portfolio  to  maintain a constant  NAV per share of $1.00.  No  assurances  can be given that this can be  attained.  The  Directors  of the
Company and the Trustees of the Trust, where applicable,  periodically  review the extent of any deviation from the
$1.00 per share value that would occur if a method of valuation  based on market  prices and  estimates  were used.
In the event such a deviation would exceed  one-half of one percent,  the Directors of the Company and the Trustees of the Trust,  where  applicable,  will  promptly  consider  any action  that  reasonably  should be  initiated  to eliminate or reduce  material  dilution or other unfair results to  shareholders.  Such action may include  selling portfolio  securities prior to maturity,  not declaring earned income dividends,  valuing  portfolio  securities on the basis of current market prices,  if available,  or, if not available,  at fair value,  and  (considered  highly unlikely  by  management  of the  Company  and the  Trust)  redemption  of shares  in kind  (i.e.,  with  portfolio securities).

         A Fund's  maximum  offering  price per Class A share,  other than for the ASAF JPM Money Market  Fund,  is determined  by adding the maximum  sales  charge to the NAV per share.  Class A shares of the ASAF JPM Money Market fund, Class B, C and X shares are offered at NAV without the imposition of an initial sales charge.

                                           ADDITIONAL INFORMATION ON THE
                                         PURCHASE AND REDEMPTION OF SHARES

REDUCTION OR WAIVER OF SALES CHARGES AND CDSC ON CLASS A SHARES:

         The Company's  Prospectus under "How to Buy Shares" describes  certain  reductions and/or waivers of sales charges and CDSC that apply to the purchase of Class A Shares.  The following  provides  more specific  information on such reductions or waivers as well as certain additional waivers.

         Waiver  of All  Class A Sales  Charges.  No sales  charge is  imposed  on sales of Class A shares  for the following  investors:  (1) the Investment  Manager,  its parent company,  any affiliate or subsidiary of the parent company; (2) present or former officers,  directors,  trustees and employees (and their parents,  spouses, siblings and dependent  children) of the Company,  the Investment  Manager (including its parent company or any affiliate or subsidiary of the parent company) or the  Sub-advisors,  and any retirement plans  established by such entities for their  employees;  (3)  accounts  with  respect to which any person  described  in (2) above acts as a custodian on behalf of a minor (including  Uniform Gift to Minors Act and Uniform Transfer to Minors Act accounts);  (4) present partners  and  employees  (and their  parents,  spouses  and  dependent  children)  of the  Transfer  Agent and the
Company's  or the  Trust's  legal  counsel and  administrator;  (5) dealers  that have a sales  agreement  with the
Distributor,  if they  purchase  shares for their own accounts or for  retirement  plans for their  employees;  (6)
employees  and  registered  representatives  (and their  parents,  spouses and  dependent  children)  of dealers or financial  institutions  that have entered into sales  arrangements  with such dealers (and are  identified  to the
Distributor)  or with the  Distributor;  the purchaser must certify to the Distributor at the time of purchase that the purchase is for the  purchaser's own account (or for the benefit of such employee's  parents,  spouse,  parents of spouse,  or minor  children);  (7)  employees  (and their  parents,  spouses and  dependent  children)  of firms providing  the Company,  the Trust or their  affiliates  with regular  legal,  actuarial,  auditing,  underwriting, claims, administrative,  computer-support,  marketing, office or other services; (8) any Sub-advisor of the Company or the Trust; and (9) shares issued in plans of  reorganization,  such as mergers,  asset acquisitions and exchange offers, to which a Fund is a party.

         Waiver of Class A CDSC.  The Class A CDSC is waived in the  following  cases if shares  are  redeemed  and the  Transfer  Agent  is  notified:  (1)  redemptions  under a  Systematic  Withdrawal  Plan as  described  in this
Prospectus  under  "Special  Investment  Programs and  Privileges";  (2)  redemptions  to pay premiums for optional insurance  coverage  described  in  this  Prospectus  under  "Special  Investment  Programs  and  Privileges";  (3)
redemptions  following  death or  post-purchase  disability  (as  defined by  Section  72(m)(7)  of the Code);  (4)
distributions  or loans to participants of qualified  retirement  plans and other employee  benefit plans;  (5) the portion of a mandated  minimum  distribution  from an IRA,  SIMPLE IRA or 403(b)(7) plan equal to the percentage of your plan  assets  held in Class A shares of the  Company;  (6) the  portion of any  substantially  equal  periodic payments (as  described in Section  72(t) of the Code) equal to the  percentage of your plan assets held in class A shares of the Company;  (7) the return of excess  contributions  made to your IRA,  SIMPLE IRA,  403(b)(7)  plan or
401(k) plan; and (8) where the shareholder has made  arrangements  with the Company and the dealer of record waives its initial sales commission.

         Combined   Purchases.   Initial  sales  charge  reductions  are  available  by  combining  into  a  single transaction  the  purchase of Class A shares with the purchase of any other class of shares.  Qualifying  purchases include:  (1)  individual  purchases  by a trustee (or other  fiduciary)  if the  investment  is for a single trust estate or single  fiduciary  account,  including an employee benefit plan other than those described above; and (2)
purchases by qualified  employee  benefit plans,  other than those  described  above, of a single  employer,  or of affiliated  employers as defined in the 1940 Act.  Purchases  made for nominee or street name accounts  (securities held in the name of an  investment  dealer or  another  nominee  such as a bank  trust  department  instead  of the customer)  may not be  aggregated  with  purchases  made for other  accounts and may not be  aggregated  with other nominee or street name accounts unless otherwise qualified as described above.

         Rights of  Accumulation:  Each Fund offers to all qualifying  investors  certain "rights of  accumulation"
under which  investors  are permitted to purchase  Class A shares of any Fund at the price  applicable to the total of (a) the then  current  purchase  amount  plus (b) an amount  equal to the then  current  NAV of the  purchaser's holdings of all shares of any Fund of the  Company.  Acceptance  of the purchase  order is subject to  confirmation of  qualification.  A qualifying  investor's  rights of accumulation may be amended or terminated at any time as to subsequent purchases.

         Letter of Intent:  Any person may qualify for a reduced  sales  charge on purchases of Class A shares made within a  thirteen-month  period  pursuant to a Letter of Intent ("LOI").  In computing the total amount  purchased for purposes of determining the applicable  sales  commission,  the offering price of shares  currently held in the
Funds which were  purchased  within 90 days from the date of  acceptance  of the LOI may be used as a credit toward
Fund  shares to be  purchased  under the LOI.  Class A, B, C and X shares  acquired  through  the  reinvestment  of distributions  do not constitute  purchases for purposes of the LOI.  During the term of an LOI,  Boston  Financial
Data Services,  Inc., the Company's  transfer  agent (the "Transfer  Agent"),  will hold shares in escrow to secure payment of the higher sales charge  applicable for shares actually  purchased if the amount indicated on the LOI is not  purchased.  Dividends and capital gains will be paid on all escrowed  shares and these shares will be released when the amount  indicated  on the LOI has been  purchased.  An LOI does not  obligate  the  investor to buy or the
Fund to  sell  the  indicated  amount  of the  LOI.  If the  specified  amount  of the  LOI is not  purchased,  the shareholder  shall remit to the Transfer Agent an amount equal to the difference  between the sales charge paid and the sales charge that would have been paid had the  aggregate  purchases  been made at a single time.  If the Class
A shareholder  does not (within twenty days after a written  request by the Transfer  Agent) pay such difference in sales charge,  the Transfer  Agent will redeem an  appropriate  number of escrowed  shares in order to realize such difference.  Additional information about the terms of the LOI are available from your registered representative.

SPECIAL REDEMPTIONS:

         Although it would not  normally do so,  each Fund has the right to pay the  redemption  price of shares of the Fund in whole or in part in portfolio  securities  as  prescribed  by the  Directors  of the Company.  When the shareholder  sells  portfolio  securities  received in this fashion,  he would incur a brokerage  charge.  Any such securities  would be valued for the purposes of making such payment at the same value as used in  determining  NAV.
The Funds have  elected to be governed by Rule 18f-1 under the 1940 Act,  pursuant to which each Fund is  obligated to redeem  shares  solely in cash from any one account  during any 90-day period up to the lesser of $250,000 or 1%
of the NAV of the applicable Fund or Portfolio at the beginning of such period.

SUSPENSION OF REDEMPTIONS:

         A Fund may not suspend a shareholder's  right of redemption or postpone  payment for a redemption for more than seven  days,  unless the New York Stock  Exchange  ("NYSE")  is closed for other than  customary  weekends  or holidays,  or trading on the NYSE is restricted,  or for any period during which an emergency exists as a result of which (1) disposal by a Fund or Portfolio of securities  owned by it is not  reasonably  practicable,  or (2) it is not reasonably  practicable  for a Fund to fairly  determine the value of its assets,  or for such other periods as the SEC may permit for the protection of investors.

         For further  information  regarding the purchase and  redemption  of Fund shares,  see "How to Buy Shares"
and "How to Redeem Shares," respectively, in the Company's Prospectus.

                                              PORTFOLIO TRANSACTIONS

BROKERAGE ALLOCATION:

         Subject  to the  supervision  of the  Directors  of the  Company  and the  Trustees  of the  Trust,  where applicable,  decisions to buy and sell  securities for the Company and the Trust are made for each  Non-Feeder Fund and Portfolio by its  respective  Sub-advisor.  Each  Sub-advisor is authorized to allocate the orders placed by it on behalf of the  applicable  Fund or  Portfolio to brokers who also provide  research or  statistical  material or other  services to the  Sub-advisor  or the Fund or Portfolio for the use of the  applicable  Fund or Portfolio and other accounts as to which the  Sub-advisor  exercises  investment  discretion.  Such  allocation  shall be in such amounts and  proportions  as the  Sub-advisor  shall  determine.  The  Sub-advisor  will report on  allocations  of brokerage either to the Investment  Manager,  which will report on such allocations to the Directors of the Company or the Trustees of the Trust,  where  applicable,  or, if requested,  directly to the Directors or Trustees.  These reports  will  indicate  the  brokers  to whom  such  allocations  have  been  made  and the  basis  therefor.  The
Sub-advisor may consider sale of shares of the Funds, or may consider or follow  recommendations  of the Investment
Manager  that take  such  sales  into  account,  as  factors  in the  selection  of  brokers  to  effect  portfolio transactions  for a Fund or Portfolio,  subject to the  requirements of best net price available and most favorable execution.  In this  regard,  the  Investment  Manager may direct  certain of the  Sub-advisors  to try to effect a portion of their Fund or Portfolio's  investment  transactions through  broker-dealers that sell shares of the Fund
(or  corresponding  Fund, in the case of the  Portfolios),  to the extent  consistent with best net price available and most favorable execution.

         Subject to the rules  promulgated  by the SEC, as well as other  regulatory  requirements,  a  Sub-advisor also may allocate  orders to brokers or dealers  affiliated with the  Sub-advisor or the Investment  Manager.  Such allocation  shall be in amounts and proportions as the Sub-advisor  shall  determine.  The Sub-advisor  will report on these  allocations of brokerage either to the Investment  Manager,  which will report on such allocations to the
Directors  of the  Company or the  Trustees  of the Trust,  where  applicable,  or, if  requested,  directly to the
Directors or Trustees.

         In selecting a broker to effect each  particular  transaction,  each  Sub-advisor  will take the following into  consideration:  the best net price  available;  the  reliability,  integrity and  financial  condition of the broker;  the size and difficulty in executing the order;  and the value of the expected  contribution of the broker to the  investment  performance of the Fund on a continuing  basis.  Subject to such policies and procedures as the
Directors of the Company and the Trustees of the Trust may  determine,  a  Sub-advisor  shall not be deemed to have acted  unlawfully  or to have  breached any duty solely by reason of its having caused a Fund or Portfolio to pay a broker that provides  research  services to the  Sub-advisor  an amount of  commission  for effecting an investment transaction  in  excess  of the  amount of  commission  another  broker  would  have  charged  for  effecting  that transaction,  if the  Sub-advisor  determines  in good faith  that such  amount of  commission  was  reasonable  in relation to the value of the research  service  provided by such broker  viewed in terms of either that  particular transaction  or the  Sub-advisor's  ongoing  responsibilities  with  respect  to the Fund or  Portfolio  and  other accounts as to which the Sub-advisor  exercises  investment  discretion.  Accordingly,  the amount of the brokerage commission  in any  transaction  may be greater  than that  available  from  other  brokers  if the  difference  is reasonably  justified  by other  aspects of the  services  offered.  For the fiscal year ended  October  31,  1998, aggregate  brokerage  commissions of $320,297 and $177,016 were paid in relation to brokerage  transactions  of the
Company and the Trust,  respectively.  For the fiscal year ended October 31, 1999, aggregate brokerage  commissions of  $2,169,322  and  $853,911  were paid in  relation  to  brokerage  transaction  of the  Company  and the  Trust, respectively.  For the fiscal year ended October 31, 2000,  aggregate brokerage  commissions of $insert and $insert were paid in relation  to  brokerage  transactions  of the Company  and the Trust,  respectively.  The  increase in commissions paid is primarily the result of the increase in the Company's and Trust's net assets.

         During the fiscal  years ended  October 31,  1998,  October  31,  1999 and  October  31,  2000,  brokerage commissions were paid by the ASMT American  Century  International  Growth Portfolio to certain  affiliates of Rowe
Price-Fleming  International,  Inc., the former  Sub-advisor of the Portfolio,  in the amount of $821,  $1,924, and
$insert  respectively.  For the year ended October 31, 2000,  insert% of the total  brokerage  commissions  paid by this  Portfolio were paid to the  affiliated  brokers,  with respect to  transactions  representing  insert% of the
Portfolio's  total dollar  amount of  transactions  involving  the payment of  commissions.  During the fiscal year ended October 31, 1998, brokerage  commissions were paid to NationsBanc  Montgomery Securities LLC, an affiliate of the former  Sub-advisor to the ASAF Alliance  Growth Fund, by this Fund in the amount of $3,542.  During the fiscal years ended  October 31,  1998,  October 31, 1999,  and October 31, 2000  brokerage  commissions  were paid to J.P.
Morgan  Securities,  Inc.,  an affiliate of American  Century  Investment  Management,  Inc.,  by the ASAF American
Century  Strategic  Balanced  Fund in the  amount  of $735,  $150 and  $insert,  respectively.  For the year  ended
October  31,  2000,  insert%  of the total  brokerage  commissions  paid by this  Fund were paid to the  affiliated broker,  with  respect to  transactions  representing  insert% of the Fund's total  dollar  amount of  transactions involving  the payment of  commissions.  During the fiscal  years  ended  October  31,  1998,  October 31, 1999 and
October 31, 2000,  brokerage  commissions  were paid to  Neuberger  Berman,  LLC, an affiliate of Neuberger  Berman
Management  Inc., by the ASAF Neuberger  Berman  Mid-Cap Growth Fund in the amount of $1,812,  $10,650 and $insert, respectively.  For the year ended October 31, 2000,  insert% of the total brokerage  commissions  paid by this Fund were paid to the affiliated broker,  with respect to transactions  representing  insert% of the Fund's total dollar amount of  transactions  involving  the payment of  commissions.  During the fiscal  years ended  October 31, 1998,
October 31, 1999 and October  31,  2000,  brokerage  commissions  were paid to  Neuberger  Berman,  LLC by the ASAF
Neuberger Berman Mid-Cap Value Fund in the amount of $688,  $28,311 and $insert,  respectively.  For the year ended
October  31,  2000,  insert%  of the total  brokerage  commissions  paid by this  Fund were paid to the  affiliated broker,  with  respect to  transactions  representing  insert% of the Fund's total  dollar  amount of  transactions involving  the  payment of  commissions.  For the fiscal  years  ended  October  31,  1999 and  October  31,  2000, brokerage  commissions  were paid to  NationsBanc  Montgomery  Services,  LLC,  an  affiliate  of  Marsico  Capital
Management,  LLC, by the ASAF Marsico Capital Growth Fund in the amount of $28,029 and $insert,  respectively.  For that period,  insert% of the total  brokerage  commissions  paid by this Fund were paid to the  affiliated  broker, with respect to transactions  representing insert% of the Fund's total dollar amount of transactions  involving the payment of commissions.

         In addition,  as described above under "The  Distribution  Plans,"  certain Funds and Portfolios  directed brokerage  transactions to a broker-dealer acting as the clearing firm for the Company's  Distributor,  which acted as  introducing  broker in  connection  with the  transactions.  The table below  reflects the  commission  amounts directed to such clearing firm for each such Fund or Portfolio,  the  percentage of the Fund or  Portfolio's  total commissions this represents,  and the percentage of the Fund or Portfolio's  total  transaction value involving the payment of commissions that was directed in this manner.

------------------------------------------------------- ------------------ ------------------------ -------------------------
Fund Name                                                     Commissions          % of Total Fund  % of Dollar Amount of
                                                                                       Commissions  Fund Transactions
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASAF Janus Overseas Growth Fund                                   $insert                  Insert%                   Insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASMT American Century International Growth Portfolio              $insert                  insert%                   insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASAF Janus Small-Cap Growth Fund                                  $insert                  Insert%                   Insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASAF Neuberger Berman Mid-Cap Growth Fund                         $insert                  insert%                   insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASAF Neuberger Berman Mid-Cap Value Fund                          $insert                  Insert%                   Insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASAF Marsico Capital Growth Fund                                  $insert                  Insert%                   Insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASMT Janus Capital Growth Portfolio                               $insert                  Insert%                   Insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASAF Alliance Growth and Income Fund                              $insert                  Insert%                   Insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------
------------------------------------------------------- ------------------ ------------------------ -------------------------
ASAF INVESCO Equity Income Fund                                   $insert                  insert%                   insert%
------------------------------------------------------- ------------------ ------------------------ -------------------------

ALLOCATION OF INVESTMENTS:

         The  Sub-advisors of the Non-Feeder Funds and Portfolios have other advisory  clients,  some of which have similar  investment  objectives to one or more of the Funds or  Portfolios  for which  advisory  services are being provided.  In  addition,  a  Sub-advisor  may be  engaged to provide  advisory  services  for more than one Fund or
Portfolio.  There will be times when a Sub-advisor  may  recommend  purchases  and/or sales of the same  securities for a Fund or Portfolio  and the  Sub-advisor's  other  clients.  In such  circumstances,  it will be the policy of each Sub-advisor to allocate  purchases and sales among a Fund or Portfolio and its other clients,  including other
Funds or Portfolios for which the Sub-advisor  provides advisory services,  in a manner which the Sub-advisor deems equitable,  taking into  consideration  such  factors as size of account,  concentration  of  holdings,  investment objectives,  tax status, cash availability,  purchase costs, holding period and other pertinent factors relative to each account.

PORTFOLIO TURNOVER:

         Each  Non-Feeder  Fund and Portfolio may sell its portfolio  securities,  regardless of the length of time that they have been held, if the Sub-advisor  and/or the Investment  Manager  determines that such a disposition is in the Fund's or  Portfolio's  best interest.  Portfolio  turnover rates may increase as a result of the need for a
Fund or  Portfolio  to effect  significant  amounts of purchases or  redemptions  of  portfolio  securities  due to economic,  market, or other factors that are not within the Sub-advisor's or Investment  Manager's  control. A high rate of portfolio  turnover  (generally in excess of 100%) involves  correspondingly  higher  brokerage  commission expenses and other transaction  costs,  which must be ultimately borne by a Fund's  shareholders.  Trading in fixed income  securities  does not  generally  involve the payment of brokerage  commissions,  but does involve  indirect transaction  costs.  High  portfolio  turnover rates may also generate  larger  taxable income and taxable  capital gains than would  result from lower  portfolio  turnover  rates and may create  higher tax  liability  for a Fund's shareholders.

         The  turnover  rates for the ASAF  Founders  International  Small  Capitalization  Fund for the year ended
October  31,  1999 and the year ended  October  31,  2000 were 268% and  insert%,  respectively.  The  increase  in portfolio  turnover  resulted  primarily from a change in the portfolio  manager  responsible for the management of the Fund, who is expected to engage in more frequent  trading for the Fund than the prior  portfolio  manager.  The turnover  rates for the ASAF  Neuberger  Berman  Mid-Cap  Value Fund for the period ended  October 31, 1999 and the year ended October 31, 2000 were 126% and insert%,  respectively.  The turnover rates for the ASAF Alliance  Growth
Fund for the  period  ended  October  31,  1999  and the  year  ended  October  31,  2000  were  320% and  insert%, respectively.  OppenheimerFunds,  Inc.  became the Fund's  Sub-advisor  on December 31, 1998 and there was a change in the portfolio  manager  responsible  for the management of the Fund during 1999.  Trading  precipitated by these changes  resulted in the  unusually  high  portfolio  turnover for the year ended  October 31,  1999.  The turnover rates for the ASMT PIMCO  Total  Return Bond Fund for the year ended  October  31, 1999 and the year ended  October
31, 2000 were 145% and  insert%,  respectively.  The  substantial  reduction  in the  portfolio  turnover  rate was caused in large part by the Fund's decreased use of certain derivative instruments.

         A 100% portfolio  turnover rate would occur if all of the  securities in a portfolio of  investments  were replaced  during a given  period.  For  additional  information  regarding  portfolio  turnover,  see the Company's
Prospectus under "Portfolio Turnover" and "Financial Highlights."

                                           ADDITIONAL TAX CONSIDERATIONS

         Federal  Income  Tax  Consequences.  Each Fund is treated as a  separate  entity  for  federal  income tax purposes.  Each Fund has  qualified  and  elected or intends  to  qualify  and elect to be treated as a  "regulated investment  company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"),  and intends to continue to so qualify in the future. As a regulated  investment  company,  a Fund must, among other things, (a)
derive at least 90% of its gross  income from  dividends,  interest,  payments  with  respect to loans of stock and securities,  gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income
(including  but not limited to gains from  options,  futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities  or foreign  currency;  and (b) diversify its holdings so that, at the end of each  quarter  of its  taxable  year,  (i) at least  50% of the  value of the  Fund's  total  assets  is represented by cash, cash items, U.S. Government  securities,  securities of other regulated investment  companies, and other securities  limited,  in respect of any one issuer,  to an amount not greater than 5% of the Fund's total assets,  and 10% of the outstanding  voting  securities of such issuer,  and (ii) not more than 25% of the value of its total  assets is  invested  in the  securities  of any one issuer  (other than U.S.  Government  securities  or securities of other regulated  investment  companies).  As a regulated  investment  company,  a Fund (as opposed to its  shareholders)  will not be subject to federal income taxes on the net investment  income and capital gain that it  distributes  to its  shareholders,  provided  that at least 90% of its net  investment  income and realized net short-term  capital gain in excess of net long-term  capital loss for the taxable year is distributed in accordance with the Code's timing  requirements (the "Distribution  Requirement").  For additional  information  regarding the
Funds' treatment as regulated  investment  companies under the Code, and certain  consequences if such treatment is not accorded any Fund, see the Company's Prospectus under "Dividends, Capital Gains and Taxes."

         Each Fund will be  subject to a 4%  non-deductible  federal  excise tax on a portion of its  undistributed taxable income and capital gains if it fails to meet certain  distribution  requirements by the end of the calendar year.  Each Fund intends to avoid liability for such tax by satisfying such distribution requirements.

         Each of the Feeder  Funds will invest all of its  investable  assets in a  corresponding  Portfolio of the
Trust.  Each such Fund will be deemed to own a  proportionate  share of its  corresponding  Portfolio's  assets and income for the purpose of determining whether the Fund qualifies as a regulated  investment  company.  Accordingly, each  Portfolio  intends  to  conduct  its  operations  so that  its  corresponding  Fund  will be able to  satisfy applicable tax requirements.

         If a Fund or Portfolio  acquires  stock in certain  non-U.S.  corporations  ("passive  foreign  investment companies"  or "PFICs")  that  receive at least 75% of their annual  gross  income from  passive  sources  (such as interest,  dividends,  rents,  royalties or capital  gains) or at least 50% of whose average  assets produce or are held for the production of such passive income,  that Fund (or, in the case of a Portfolio,  its corresponding Fund indirectly  through its interest in the Portfolio)  could be subject to federal income tax and additional  interest charges on "excess  distributions"  received from such companies or gain from the sale of stock in such  companies, even if the Fund  distributes  its share of the PFIC income as a taxable  dividend to its  shareholders.  A certain election  (treating the PFIC as a "qualified  electing  fund") filed with the Fund's federal income tax return may, if available,  ameliorate these adverse tax  consequences,  but any such election would require the applicable Fund to recognize  ordinary  taxable income and net capital gain of the PFIC without the  corresponding  receipt of cash which may need to be distributed by the Fund to satisfy the Distribution Requirement.

         Pursuant to proposed  regulations,  open-end  regulated  investment  companies  such as the Funds would be entitled to avoid the tax  consequences  described in the previous  paragraph by electing to  mark-to-market  their stock in certain  PFICs.  Marking to market in this  context  means  recognizing  as gain for each taxable year the excess,  as of the end of that year, of the fair market value of each PFIC's stock over the owner's  adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

         Gains and losses  realized by a Fund  (directly,  or through its  interest in a Portfolio)  in  connection with certain  transactions  involving  foreign  currency-denominated  debt  securities,  certain  foreign  currency
futures  and  options,  foreign  currency  forward  contracts,   foreign  currencies  themselves,  or  payables  or
receivables denominated in a foreign currency are generally treated as ordinary income and loss.

         Some Funds, or, in certain cases,  the Portfolio in which a Fund may invest its assets,  may be subject to withholding  and  other  taxes  imposed  by  foreign  countries  with  respect  to  their  investments  in  foreign securities.  Tax  conventions  between  certain  countries and the U.S. may reduce or eliminate such taxes. A Fund, more than 50% of the value of whose  total  assets at the close of a taxable  year  (held  directly  or  indirectly through  a  corresponding  Portfolio)  consists  of stock or  securities  in  foreign  corporations,  may  elect to
"pass-through"  these  foreign  taxes to its  shareholders,  in which case each  shareholder  will be  required  to include its pro rata  portion  thereof in its gross income but, if it itemizes  deductions,  will be able to deduct or (subject to various  limitations)  will be able to claim a credit for its  portion of such taxes,  in  computing its federal income tax liability.

         Each Fund or Portfolio that invests in zero coupon  securities or in other  securities with original issue discount (or  securities  with market  discount,  if the Fund or  Portfolio  elects to include  market  discount in income  currently)  must accrue such  discount  income  currently  even if no  corresponding  payment is  received.
However,  because income subject to a Fund's Distribution  Requirement  includes such accrued discount,  to satisfy that  requirement,  a Fund may have to  dispose  of its (or,  as the case may be,  its  corresponding  Portfolio's)
securities under disadvantageous circumstances, or borrow, to generate the needed cash.

         Forward currency  contracts,  options and futures contracts entered into by a Fund or Portfolio may create
"straddles"  for federal income tax purposes with other such contracts or with securities  positions,  and this may affect the  character  and timing of gains or losses  realized by the Fund (or, in the case of a Portfolio,  by its corresponding  Fund) on such contracts,  options or securities.  Certain  straddles  treated as short sales for tax purposes may also result in the loss of the holding  period of  securities  included in the  straddles for purposes of the 30% of gross income test  described  above,  and therefore,  a Fund's or  Portfolio's  ability to enter into forward currency contracts, options and futures contracts may be limited.

         Certain  options,  futures and foreign  currency  contracts held by a Fund or Portfolio at the end of each taxable year will be required to be  "marked-to-market"  for federal income tax purposes -- i.e., treated as having been sold at market value.  For options and futures  contracts,  60% of any gain or loss recognized on these deemed sales and on actual  dispositions  will be treated as long-term  capital gain or loss,  and the  remainder  will be treated as  short-term  capital gain or loss  regardless of how long the Fund or Portfolio has held such options or futures.  However,  gain or loss  recognized  on certain  foreign  currency  contracts  will be treated as ordinary income or loss.

         If a Fund or Portfolio  satisfies certain  requirements,  any increase in value of a position that is part of a  "designated  hedge" will be offset by any  decrease  in value  (whether  realized  or not) of the  offsetting hedging  position  during the period of the hedge for purposes of determining  whether the Fund (or, in the case of a Portfolio,  its corresponding  Fund) satisfies the 30% gross income test above.  Thus, only the net gain (if any)
from the  designated  hedge  will be  included  in gross  income  for  purposes  of that  limitation.  Each Fund or
Portfolio will consider  whether it should seek to satisfy those  requirements  to enable the Fund (or, in the case of a Portfolio, its corresponding Fund) to qualify for this treatment for hedging transactions.

         To maintain a constant  $1.00 per share NAV,  the  Directors of the ASAF JPM Money Market Fund (the "Money
Market Fund") may direct that the number of  outstanding  shares be reduced pro rata.  If this  adjustment is made, it will reflect the lower market  value of  portfolio  securities  and not  realized  losses.  The  adjustment  may result in a shareholder  having more dividend  income than net income in his account for a period.  When the number of outstanding  shares of the Money Market Fund is reduced,  the shareholder's  basis in the shares of the Fund may be  adjusted to reflect  the  difference  between  taxable  income and net  dividends  actually  distributed.  This difference may be realized as a capital loss when the shares are liquidated.

         Distributions from a Fund's current or accumulated  earnings and profits ("E&P"),  as computed for federal income tax  purposes,  will be taxable as  described  in the  Company's  Prospectus  whether  taken in shares or in cash.  These  distributions  will be  treated  as  dividends,  but  will  qualify  for  the 70%  dividends-received deduction  for  the  Fund's  corporate  shareholders  only to the  extent  designated  in a  notice  to the  Fund's shareholders  as being  attributable  to dividends  received by the Fund.  Distributions,  if any, in excess of E&P will  constitute  a return of  capital,  which will first  reduce an  investor's  tax basis in a Fund's  shares and thereafter  (after  such  basis is  reduced  to zero)  will  generally  give rise to  capital  gains.  Shareholders electing to receive  distributions  in the form of additional  shares will have a cost basis for federal income tax purposes  in each  share so  received  equal to the amount of cash they would  have  received  had they  elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's  purchase of shares of a Fund (other than the Money Market  Fund),  a portion of the purchase  price is often  attributable  to realized or unrealized  appreciation  in the Fund's  portfolio or undistributed  taxable  income of the Fund.  Consequently,  subsequent  distributions  from  such  appreciation  or income  may be  taxable  to  such  investor  even  if the NAV of the  investor's  shares  is,  as a  result  of the distributions,  reduced below the investor's cost for such shares,  and the  distributions  in reality  represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund,  other than the Money Market Fund  (including an exchange for other
Fund  shares),  a shareholder  may realize a taxable gain or loss.  Such gain or loss will be capital if the shares are capital assets in the shareholder's  hands and will be long-term or short-term capital gain or loss,  depending upon the  shareholder's  holding period for the shares.  A sales charge paid in purchasing  shares of a Fund ("load charge")  cannot be taken into account for purposes of  determining  gain or loss on the  redemption or exchange of such shares within 90 days after their  purchase to the extent shares of the same or another Fund are  subsequently acquired  without  payment of a load charge  pursuant to a reinvestment  or exchange  privilege.  Such  disregarded load charge will result in an increase in the  shareholder's  tax basis in the Fund shares  subsequently  acquired.
Also,  any loss  realized on a  redemption  or exchange  of shares of a Fund will be  disallowed  to the extent the shares  disposed of are replaced  with shares of the same Fund within a period of 61 days  beginning 30 days before and ending 30 days after such  disposition.  In such a case,  the basis of the shares  acquired will be adjusted to reflect the  disallowed  loss.  If Fund shares are  redeemed or exchanged at a loss after being held for six months or less, the loss will be treated as long-term,  instead of  short-term,  capital loss to the extent of any capital gains distributions received on those shares.

         Each  shareholder  will be required to furnish its social security or taxpayer  identification  number and certify that such number is correct and that the  shareholder is not subject to back-up  withholding for failure to report  income to the IRS.  Failure  to  comply  with  applicable  IRS  regulations,  including  the  certification procedures  described above, may result in the Fund being required to collect back-up  withholding at a 31% rate on taxable distributions and redemptions to the shareholder.

         Different tax treatment,  including  penalties on certain  excess  contributions  and  deferrals,  certain pre-retirement and post-retirement  distributions and certain prohibited  transactions,  is accorded to shareholder accounts  maintained  as  qualified  retirement  plans.  Shareholders  should  consult  their tax advisers for more information.

         The foregoing  discussion  relates solely to federal  income tax law as applicable to U.S.  persons (i.e.,
U.S.  citizens or  residents  and U.S.  domestic  corporations,  partnerships,  trusts or estates)  generally.  The discussion  does not address  special tax rules  applicable  to certain  classes of  investors,  such as tax-exempt entities, insurance companies, and financial institutions.

         A  foreign  shareholder  (i.e.,  a  nonresident  alien  individual,   foreign  trust  or  estate,  foreign
corporation  or foreign  partnership)  not engaged in a U.S.  trade or business with which its investment in a Fund is  effectively  connected  will be subject to federal  income tax treatment  that is different from that described above.  These  investors  may be  subject  to U.S.  withholding  tax at the rate of 30% (or a lower  rate  under an applicable tax treaty) on amounts  treated as ordinary  dividends from a Fund and, unless an effective IRS Form W-8 or authorized  substitute is on file, to backup  withholding  at the rate of 31% on certain other payments from the
Fund.  Distributions  treated as long term  capital  gains to foreign  shareholders  will not be subject to federal income tax unless the  distributions are effectively  connected with the  shareholder's  U.S. trade or business or, in the case of a  non-resident  alien  individual,  the  shareholder  is present in the U.S. for more than 182 days during the  taxable  year and certain  other  conditions  are met.  Non-U.S.  investors  should  consult  their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund.

         State and Local Tax  Consequences.  Each Fund may be subject to state or local taxes in  jurisdictions  in which such Fund may be deemed to be doing business.  In addition,  in those states or localities  which have income tax laws, the treatment of such Fund and its  shareholders  under such laws may differ from their  treatment  under federal  income tax laws, and investment in such Fund may have different tax  consequences  for  shareholders  than would  direct  investment  in such  Fund's  (or,  in the  case of a Feeder  Fund,  its  corresponding  Portfolio's)
portfolio  securities.  Shareholders  should  consult  their own tax  advisers  with  respect to any state or local taxes.

                                          CAPITAL STOCK OF THE COMPANY &
                                          PRINCIPAL HOLDERS OF SECURITIES

         Capital Stock.  The authorized  capital stock of the Company  consists of the following  shares (par value
$.001 per share):  ASAF Founders  International  Small  Capitalization  Fund (190 million);  ASAF American  Century
International  Growth Fund (190 million);  ASAF AIM  International  Equity Fund (190 million);  ASAF Janus Overseas
Growth Fund (100 million);  ASAF Janus  Small-Cap  Growth Fund (100 million);  ASAF Scudder  Small-Cap  Growth Fund
(190  million);  ASAF Gabelli  Small-Cap  Value Fund (190  million);  ASAF Janus Mid-Cap Growth Fund (190 million);
ASAF Neuberger  Berman Mid-Cap Growth Fund (190 million);  ASAF Neuberger  Berman Mid-Cap Value Fund (190 million);
ASAF Alger  All-Cap  Growth Fund (190  million);  ASAF  Gabelli  All-Cap  Value Fund (190  million);  ASAF  INVESCO
Technology  Fund (190  million);  ASAF  Rydex  Managed  OTC Fund (190  million);  ASAF  Alliance  Growth  Fund (190 million);  ASAF Marsico  Capital  Growth Fund (190 million);  ASAF Janus Capital  Growth Fund (300  million);  ASAF
Sanford  Bernstein Managed Index 500 Fund (190 million);  ASAF Alliance Growth and Income Fund (190 million);  ASAF
MFS Growth with Income Fund (190 million);  ASAF INVESCO Equity Income Fund (190  million);  ASAF American  Century
Strategic Balanced Fund (190 million);  ASAF Federated High Yield Bond Fund (190 million);  ASAF PIMCO Total Return
Bond Fund (190 million); and ASAF JPM Money Market Fund (1.01 billion).

         Description of Shares.  The Company  currently has twenty-five  separate  series of shares,  each of which is divided into Class A, B, C and X shares.  The Directors of the Company are  authorized  to establish,  from time to time and without  shareholder  approval,  additional  series or classes of shares.  The assets of each series of shares  belong only to that  series,  and the  liabilities  of each  series are borne  solely by that series and no other.  Shares  of each Fund  represent  equal  proportionate  interests  in the  assets of that Fund only and have identical  voting,  dividend,  redemption,  liquidation,  and other rights.  Each class of shares,  however,  bears different sales charges,  distribution fees and related  expenses,  and has exclusive voting rights with respect to its respective  12b-1  Distribution and Service Plan. All shares issued are fully paid,  non-assessable  and freely transferable, and have no preference, preemptive or similar rights.

         Shareholder  Voting and  Meetings.  The shares of the Funds are  entitled  to vote  separately  to approve investment  advisory  agreements  or  changes in  investment  restrictions,  but  shareholders  of all series  vote together in the  election and  selection  of  directors.  Each  shareholder  is entitled to one vote for each share
(and to the appropriate  fractional vote for each  fractional  share) of the Funds held upon all matters  submitted to the  shareholders  generally.  Shareholders  of all Funds and  classes  will vote  together  as a single  class, except when  otherwise  required by applicable  law or as determined by the Directors of the Company;  and provided that  shareholders  of a particular Fund or class shall not be entitled to vote on any matter which does not affect any interest of that Fund or class,  except as otherwise  required by applicable  law. The Directors of the Company do not  intend  to hold  annual  meetings  of  shareholders  of the  Funds,  and  will  call  special  meetings  of shareholders of a Fund only if required under the 1940 Act and other  applicable  law, in their  discretion or upon written  request  of holders  of 10% or more of the  outstanding  shares of that Fund  entitled  to vote.  Although
Directors are not elected annually by the  shareholders,  shareholders  have under certain  circumstances the right to remove one or more  Directors.  If required by applicable  law, a meeting will be held to vote on the removal of a Director  or  Directors  of the  Company  if  requested  in  writing  by the  holders of not less than 10% of the
Company's outstanding shares.

         The following  table lists persons  owning more than 5% of any class of the Fund's  outstanding  shares as of December 11, 2000.
                      American Skandia Advisor Funds, Inc., - Report of 5% or Greater Owners
                      ----------------------------------------------------------------------

                                              As of December 11, 2000
                                              -----------------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
          Fund and Share Class                      Owner Name                          Address                   Percent
                                                                                                                 Ownership
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

ASAF Founders International Small         N/A                              N/A                                           N/A
Capitalization Fund Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF AIM International Equity Fund        N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Janus Overseas Growth Fund           N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF American Century International       N/A                              N/A                                           N/A
Growth Fund Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Janus Small-Cap Growth Fund          N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Scudder Small-Cap Growth Fund        N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Gabelli Small-Cap Value Fund         N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Neuberger Berman Mid-Cap Growth      N/A                              N/A                                           N/A
Fund Class A, B, C and X

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Neuberger Berman Mid-Cap Value       N/A                              N/A                                           N/A
Fund Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Alliance Growth Fund                 N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Marsico Capital Growth Fund          N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Janus Capital Growth Fund            N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Sanford Bernstein Managed Index      N/A                              N/A                                           N/A
500 Fund
Class A, B and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Sanford Bernstein Managed Index      Attn:  Murray L. Hammock         HC 75 Box 4280                             20.34%
500 Fund                                  Raymond James & Assoc Inc. FBO   Mayer, AZ 86333
Class C                                   Cordes Junction Investors LP

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Alliance Growth and Income Fund      N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF MFS Growth with Income Fund Class    N/A                              N/A                                           N/A
A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF INVESCO Equity Income Fund           N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF American Century Strategic           N/A                              N/A                                           N/A
Balanced Fund Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF Federated High Yield Bond Fund       N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF PIMCO Total Return Bond Fund         N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------

----------------------------------------- -------------------------------- ----------------------------------- --------------
----------------------------------------- -------------------------------- ----------------------------------- --------------
ASAF JPM Money Market Fund                N/A                              N/A                                           N/A
Class A, B, C and X
----------------------------------------- -------------------------------- ----------------------------------- --------------

                                                 OTHER INFORMATION

REPORTS TO SHAREHOLDERS:

         Shareholders of each Fund are provided unaudited  semi-annual  financial  statements,  as well as year-end financial  statements audited by the Company's  independent public  accountants.  Each Fund's financial  statements show the investments owned by the Fund or its  corresponding  Portfolio,  where  applicable,  and the market values thereof.  Additionally,  each  Fund's  financial  statements  provide  other  information  about  the  Fund and its operations,  including  in the case of the  Feeder  Funds,  the Fund's  beneficial  interest  in its  corresponding
Portfolio.

DOMESTIC AND FOREIGN CUSTODIANS:

         pFPC  Trust  Company,  located at Airport  Business  Center,  International  Court 2, 200  Stevens  Drive,
Philadelphia,  Pennsylvania  19113,  serves as custodian for all domestic cash and securities holdings of the Funds and Portfolios  investing  primarily in domestic  securities.  The Chase Manhattan Bank,  located at One Pierrepont
Plaza,  Brooklyn,  New York 11201,  serves as custodian for all cash and  securities  holdings of the ASAF Founders
International Small  Capitalization  Fund, the ASAF American Century  International  Growth Fund (and corresponding
Portfolio),  the ASAF AIM International  Equity Fund, and the ASAF Janus Overseas Growth Fund, and co-custodian for all foreign securities holdings of the Funds and Portfolios which invest primarily in domestic securities.

TRANSFER AGENT:

         Boston  Financial  Data  Services,  Inc. (the  "Transfer  Agent," as previously  defined),  located at Two
Heritage  Drive,  Quincy,  Massachusetts  02171,  serves as the transfer  agent and  dividend  paying agent for the
Company.  In  addition,  American  Skandia Fund  Services,  Inc.,  an affiliate of ASISI and the Company,  provides certain  shareholder-related  services to the Company.  ASAF pays ASFS  per-service fees for such services at rates identical to those that are payable by ASAF to the Transfer Agent for performing equivalent services.

INDEPENDENT ACCOUNTANTS:

         PricewaterhouseCoopers   LLP,   located  at  Two  Commerce   Square,   Suite  1700,  2001  Market  Street,
Philadelphia,  Pennsylvania  19103,  has been  selected as the  independent  certified  public  accountants  of the
Company,  providing audit services and assistance and consultation  with respect to the preparation of filings with the SEC.

Legal Counsel:

         Stradley Ronon Stevens & Young,  LLP,  located at 2600 One Commerce Square,  Philadelphia,  PA 19103-7098,
serves as counsel to the Company.

REGISTRATION STATEMENT:

         This SAI and the  Company's  Prospectus  do not contain  all the  information  included  in the  Company's
Registration  Statement filed with the SEC under the Securities Act of 1933 with respect to the securities  offered by the Prospectus.  The  Registration  Statement,  including the exhibits filed  therewith,  may be examined at the
SEC's  offices in  Washington,  D.C.  The SEC  maintains a Website  (http://www.sec.gov)  that  contains  this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

                                               FINANCIAL STATEMENTS

         The  financial  statements  appearing in the Annual  Report to  Shareholders  for each Fund for the period ended October 31, 2000 have been audited by  PricewaterhouseCoopers  LLP, independent  accountants.  Such financial statements are incorporated herein by reference.

                                                     APPENDIX
                                                     --------

         The rating  information  which follows  describes how the rating  services  mentioned  presently  rate the described  securities.  No  reliance  is made  upon the  rating  firms as  "experts"  as that term is  defined  for securities  purposes.  Rather,  reliance  on this  information  is on the  basis  that  such  ratings  have  become generally accepted in the investment business.

                                  Description of Certain Debt Securities Ratings
                                  ----------------------------------------------

Moody's Investors Service, Inc. ("Moody's"):

         Aaa -- Bonds  which are rated Aaa are judged to be of the best  quality.  They carry the  smallest  degree of investment  risk and are generally  referred to as "gilt edge."  Interest  payments are protected by a large, or exceptionally  stable,  margin,  and  principal  is secure.  While the various  protective  elements  are likely to change,  such changes as can be visualized are most unlikely to impair the  fundamentally  strong  position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all  standards.  Together  with the Aaa group  they  comprise  what are  generally  known as high  grade  bonds.  They are rated  lower than the best bonds because  margins of protection may not be as large as in Aaa  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the  long-term  risk appear  somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many  favorable  investment  attributes  and are to be  considered as upper-medium-grade  obligations.  Factors giving  security to principal and interest are considered  adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa -- Bonds  which are rated Baa are  considered  as medium  grade  obligations  (i.e.,  they are neither highly  protected nor poorly  secured).  Interest  payments and principal  security appear adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack  outstanding  investment  characteristics  and in fact have  speculative  characteristics  as well.

         Ba --  Bonds  which  are  rated Ba are  judged  to have  speculative  elements;  their  future  cannot  be considered  as well  assured.  Often the  protection  of interest and  principal  payments may be very moderate and thereby  not  well  safeguarded  during  both  good  and  bad  times  over  the  future.  Uncertainty  of  position characterizes bonds in this class.

         B -- Bonds which are rated B  generally  lack  characteristics  of a desirable  investment.  Assurance  of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in  default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds  which  are rated Ca  represent  obligations  which are  speculative  in a high  degree.  Such issues are often in default or have other marked shortcomings.

         C -- Bonds  which are rated C are the lowest  rated  class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation ("Standard & Poor's"):

         AAA -- Debt rated AAA has the  highest  rating  assigned by  Standard & Poor's.  Capacity to pay  interest and repay principal is extremely strong.

         AA -- Debt rated AA has a strong  capacity to pay  interest  and repay  principal,  and  differs  from the highest rated issues only in a small degree.

         A -- Debt rated A has a strong  capacity  to pay  interest  and repay  principal,  although it is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded  as having an adequate  capacity  to pay  interest  and repay  principal.
Whereas  they  normally  exhibit  adequate   protection   parameters,   adverse  economic  conditions  or  changing
circumstances  are more likely to lead to a weakened  capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC,  CC, C -- Debt rated BB, B, CCC,  CC and C is  regarded  as having  predominantly  speculative characteristics  with  respect to capacity to pay interest and repay  principal.  BB indicates  the least degree of speculation  and C the  highest.  While such debt will likely have some  quality  and  protective  characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

         BB -- Debt rated BB has less near-term  vulnerability to default than other speculative  issues.  However, it faces major ongoing  uncertainties  or exposure to adverse  business,  financial,  or economic  conditions which could lead to inadequate  capacity to meet timely interest and principal  payments.  The BB rating is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B -- Debt rated B has a greater  vulnerability  to default but currently has the capacity to meet interest payments  and  principal  repayments.  Adverse  business,  financial,  or economic  conditions  will likely  impair capacity  or  willingness  to pay  interest  and  repay  principal.  The B rating  category  is also  used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC -- Debt rated CCC has a  currently  identifiable  vulnerability  to  default,  and is  dependent  upon favorable  business,  financial,  and  economic  conditions  to meet timely  payment of interest  and  repayment of principal.  In the event of  adverse  business,  economic  or  financial  conditions,  it is not likely to have the capacity  to pay  interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC  typically is applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC rating.

         C -- The C rating may be used to cover a situation  where a bankruptcy  petition has been filed,  but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt  rated D is in  payment  default.  The D rating  category  is used  when  interest  payments  or principal  payments are not made on the date due,  even if the  applicable  grace  period has not  expired,  unless
Standard & Poor's  believes that such  payments  will be made during such grace  period.  The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-) -- Ratings  from AA to CCC may be modified  by the  addition of a plus of minus sign to show relative standing within the major rating categories.

                                  Description of Certain Commercial Paper Ratings
                                  -----------------------------------------------

Moody's:

         Prime-1 -- Issuers rated Prime-1 (or  supporting  institutions)  have a superior  ability for repayment of senior  short-term debt  obligations.  Prime-1  repayment  ability will often be evidenced by many of the following characteristics:  leading  market  positions  in  well-established  industries;  high  rates  of  return  on  funds employed;  conservative capitalization structures with moderate reliance on debt and ample asset protection;  broad margins in earnings  coverage of fixed financial  charges and high internal cash generation;  and  well-established access to a range of financial markets and assured sources of alternate liquidity.
         Prime-2  --  Issuers  rated  Prime-2  (or  related  supporting  institutions)  have a strong  ability  for repayment of senior  short-term debt  obligations.  This will normally be evidenced by many of the  characteristics cited above,  but to a lesser degree.  Earnings  trends and coverage  ratios,  while sound,  may be more subject to
variation.   Capitalization   characteristics,   while  still  appropriate,   may  be  more  affected  by  external
conditions.  Ample alternate liquidity is maintained.

         Prime-3 -- Issuers  rated Prime-3 (or related  supporting  institutions)  have an  acceptable  ability for repayment of senior short-term debt obligations.  The effect of industry  characteristics  and market  compositions may be more  pronounced.  Variability  in  earnings  and  profitability  may result in changes in the level of debt protection  measurements  and may require  relatively  high financial  leverage.  Adequate  alternate  liquidity is maintained.

         Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's:

         A-1 -- This  highest  category  indicates  that the  degree of safety  regarding  time  payment is strong.
Those  issues  determined  to  possess  extremely  strong  safety  characteristics  are  denoted  with a plus  sign designation.

         A-2 --  Capacity  for  timely  payment on issues  with this  designation  is  satisfactory.  However,  the relative degree of safety is not as high as for issues designated "A-1".

         A-3 -- Issues carrying this  designation  have adequate  capacity for timely payment.  They are,  however, more  vulnerable  to the adverse  effects of the changes in  circumstances  than  obligations  carrying  the higher designations.

         B -- Issues rated B are regarded as having only speculative capacity for timely payment.

         C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D - Debt  rated D is in  payment  default.  The D  rating  category  is used  when  interest  payments  or principal  payments are not made on the date due,  even if the  applicable  grace  period has not  expired,  unless
Standard & Poor's believes that such payments will be made during such grace period.

PART C:  OTHER INFORMATION
--------------------------

ITEM 23.          Exhibits
                  --------

         (i)      (a).     (1)      Articles of Incorporation of Registrant.

         (iii)             (2)      Amendment to Articles of Incorporation of Registrant dated July 3, 1997.

         (iv)              (3)      Amendment to Articles of Incorporation of Registrant dated July 17, 1997.

         (vi)              (4)      Articles Supplementary of Registrant dated December 29, 1997.

         (viii)            (5)      Articles Supplementary of Registrant dated August 14, 1998.

         (viii)            (6)      Articles Supplementary of Registrant dated December 16, 1998.

         (xi)              (7)      Articles Supplementary of Registrant dated September 24, 1999.

         (xiii)            (8)      Articles Supplementary of Registrant dated February 16, 2000.

         (xv)              (9)      Articles Supplementary of Registrant dated May 1, 2000.

                           (10)     Articles Supplementary of Registrant dated September 8, 2000

         (i)      (b).     By-laws of Registrant.

                  (c).     None.

         (ii)     (d).     (1)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment   Services,   Incorporated  for  the  ASAF  Founders   International   Small
                                    Capitalization Fund.

         (xi)              (2)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF AIM International Equity Fund.

         (v)               (3)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Janus Overseas Growth Fund.

         (viii)            (4)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Janus Small-Cap Growth Fund.

         (xii)             (5)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Kemper Small-Cap Growth Fund.

                           (6)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Gabelli Small-Cap Value Fund.

         (xv)              (7)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Janus Mid-Cap Growth Fund.

         (vii)             (8)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Neuberger Berman Mid-Cap Growth Fund.

         (vii)             (9)      Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Neuberger Berman Mid-Cap Value Fund.

         (xv)              (10)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Alger All-Cap Growth Fund.

         (xv)              (11)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Gabelli All-Cap Value Fund.

         (xv)              (12)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF INVESCO Technology Fund.

         *                 (13)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF INVESCO Health Sciences Fund.

         (xv)              (14)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Rydex Managed OTC Fund.

         (xiii)            (15)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Alliance Growth Fund.

         (vii)             (16)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Marsico Capital Growth Fund.

         *                 (17)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF T. Rowe Price Tax Managed Fund.

         *                 (18)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services,  Incorporated for the ASAF Alliance/Bernstein 50/50 Growth + Value
                                    Fund.

         *                 (19)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Sanford Bernstein Deep Value Fund.

         (xiii)            (20)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Managed Index 500 Fund.

         (xiii)            (21)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Alliance Growth and Income Fund.

         (xi)              (22)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF MFS Growth with Income Fund.

         (ii)              (23)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment  Services,  Incorporated  for the ASAF American Century  Strategic  Balanced
                                    Fund.

         (ii)              (24)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the ASAF Federated High Yield Bond Fund.

         (vii)             (25)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and Founders  Asset  Management  LLC for the ASAF Founders  International
                                    Small Capitalization Fund.

         (v)               (26)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Janus Capital Corporation for the ASAF Janus Overseas Growth Fund.

         (xi)              (27)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and A I M Capital Management,  Inc. for the ASAF AIM International  Equity
                                    Fund.

         (ix)              (28)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Janus Capital Corporation for the ASAF Janus Small-Cap Growth Fund.

         (xii)             (29)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Scudder Kemper Investments,  Inc. for the ASAF Kemper Small-Cap Growth
                                    Fund.

                           (30)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund.

         (xv)              (31)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Janus Capital Corporation for the ASAF Janus Mid-Cap Growth Fund.

         (vii)             (32)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and  Neuberger&Berman  Management  Inc.  for the  ASAF  Neuberger  Berman
                                    Mid-Cap Growth Fund.

         (vii)             (33)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and  Neuberger&Berman  Management  Inc.  for the  ASAF  Neuberger  Berman
                                    Mid-Cap Value Fund.

         (xv)              (34)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Fred Alger Management, Inc. for the ASAF Alger All-Cap Growth Fund.

         (xv)              (35)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and GAMCO Investors, Inc. for the ASAF Gabelli All-Cap Value Fund.

         (xv)              (36)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund.

         (xv)              (37)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund.

         (xv)              (38)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Rydex Global Advisors for the ASAF Rydex Managed OTC Fund.

         (xiii)            (39)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Alliance Capital Management L.P. for the ASAF Alliance Growth Fund.

         *                 (40)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and T. Rowe Price Associates,  Inc. for the ASAF T. Rowe Price Tax Managed
                                    Fund.

         *                 (41)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and Alliance  Capital  Management  L.P.  for the ASAF  Alliance/Bernstein
                                    50/50 Growth + Value Fund.

         *                 (42)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Sanford C. Bernstein & Co., LLC for the ASAF Alliance/Bernstein  50/50
                                    Growth + Value Fund.

         *                 (43)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and Sanford C.  Bernstein & Co., LLC for the ASAF Sanford  Bernstein Deep
                                    Value Fund.

         (xiii)            (44)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Sanford C. Bernstein & Co. for the ASAF Managed Index 500 Fund.

         (xiii)            (45)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and Alliance  Capital  Management  L.P. for the ASAF Alliance  Growth and
                                    Income Fund.

         (xi)              (46)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Massachusetts  Financial Services Company for the ASAF MFS Growth with
                                    Income Fund.

         (xiv)             (47)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and American  Century  Investment  Management,  Inc. for the ASAF American
                                    Century Strategic Balanced Fund.

         (iii)             (48)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and Federated  Investment  Counseling  for the ASAF  Federated High Yield
                                    Bond Fund.

         (xiv)    (e).     (1)      Form  of  Amended  and  Restated   Underwriting  and  Distribution   Agreement  between
                                    Registrant and American Skandia Marketing, Incorporated.

         (iii)             (2)      Form of Sales Agreement with American Skandia Marketing, Incorporated.

         (xiii)   (f).              Form of Deferred Compensation Plan.

         (ii)     (g).     (1)      Form of Custody Agreement between Registrant and PNC Bank.

         (ii)              (2)      Form of Custody Agreement between Registrant and Morgan Stanley Trust Company.

         (vi)              (3)      Form of Amendment to Custody Agreement between Registrant and PNC Bank.

         (viii)            (4)      Form of Foreign Custody Manager Delegation Amendment.

         (xiii)            (5)      Form of Amendment to Custody Agreement between Registrant and PFPC Trust Company.

         (ii)     (h).     (1)      Form of Administration Agreement between Registrant and PFPC Inc.

         (ii)              (2)      Form of Transfer Agency and Service Agreement between  Registrant and State Street Bank and Trust Company.

         (xv)              (3)      Form of  Administration  Agreement between  Registrant and American Skandia  Investment
                                    Services, Incorporated.

         (vii)             (4)      Form of Amendment  to Transfer  Agency and Service  Agreement  between  Registrant  and
                                    State Street Bank and Trust Company.

         (xv)              (5)      Form of Shareholder  Services  Agreement  between  Registrant and American Skandia Fund
                                    Services, Inc.

         (xii)    (i).     Opinion and Consent of Counsel to Registrant.

         *        (j).     (1)      Consent of Independent  Public  Accountants  of Registrant and American  Skandia Master
                           Trust

         (iii)                      (2)     Consent of Caplin & Drysdale.

         (v)                        (3)     Opinion of Caplin & Drysdale

         (iii)                      (4)     Consent of Rogers & Wells.

         (v)                        (5)     Opinion of Rogers & Wells.

                  (k).     None.

         (ii)     (l).     Form of Share Purchase Agreement.

         (ii)     (m).     (1)      Form of Distribution and Service Plan for Class A Shares.

         (ii)              (2)      Form of Distribution and Service Plan for Class B Shares.

         (ii)              (3)      Form of Distribution and Service Plan for Class C Shares.

         (ii)              (4)      Form of Distribution and Service Plan for Class X Shares.

         (vi)              (5)      Form of Distribution and Service Plan for New Class X Shares.

         (xiii)            (6)      Form of Supplemental Distribution Plan.

         (xi)     (n).     Form of Rule 18f-3 Plan.

                  (o)      (1)      Form of Code of Ethics of Registrant pursuant to Rule 17j-1.

                           (2)      Form of Code of Ethics of American Skandia Investment Services, Incorporated.

                           (3)      Form of Code of Ethics of American Skandia Marketing, Incorporated.
--------------------------------------
*        To be filed by future amendment.

(i)      Incorporated  by  reference  to  Registrant's  Initial  Registration  Statement  on Form  N-1A as  filed  with the
         Securities and Exchange Commission (the "Commission") on March 10, 1997.

(ii)     Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's  Registration Statement on Form N-1A as
         filed with the Commission on June 4, 1997.

(iii)    Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant's  Registration Statement on Form N-1A as
         filed with the Commission on July 9, 1997.

(iv)     Incorporated by reference to Post-Effective  Amendment No. 1 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on October 17, 1997.

(v)      Incorporated by reference to Post-Effective  Amendment No. 2 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on December 31, 1997.

(vi)     Incorporated by reference to Post-Effective  Amendment No. 3 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on June 5, 1998.

(vii)    Incorporated by reference to Post-Effective  Amendment No. 4 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on August 18, 1998.

(viii)   Incorporated by reference to Post-Effective  Amendment No. 5 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on December 31, 1998.

(ix)     Incorporated by reference to Post-Effective  Amendment No. 6 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on February 26, 1999.

(x)      Incorporated by reference to Post-Effective  Amendment No. 7 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on July 23, 1999.

(xi)     Incorporated by reference to Post-Effective  Amendment No. 8 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on October 15, 1999.

(xii)    Incorporated by reference to Post-Effective  Amendment No. 9 to Registrant's  Registration  Statement on Form N-1A
         as filed with the Commission on January 14, 2000.

(xiii)   Incorporated by reference to Post-Effective  Amendment No. 10 to Registrant's  Registration Statement on Form N-1A
         as filed with the Commission on March 2, 2000.

(xiv)    Incorporated by reference to Post-Effective  Amendment No. 11 to Registrant's  Registration Statement on Form N-1A
         as filed with the Commission on June 9, 2000.

(xv)     Incorporated by reference to Post-Effective  Amendment No. 12 to Registrant's  Registration Statement on Form N-1A
         as filed with the Commission on August 22, 2000.

ITEM 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

         Five  series  of the  Registrant  currently  are  organized  under a  "master/feeder"  fund  structure  and may be considered  to control  the  corresponding  master  portfolios  of  American  Skandia  Master  Trust in which they  invest.
Registrant is not under common  control with any person  except to the extent  Registrant is deemed to be under the control of its Investment Manager.

ITEM 25. Indemnification
         ---------------

         Section 2-418 of the General  Corporation Law of the State of Maryland provides for  indemnification  of officers, directors,  employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the  Registrant,  and of other  employees  and agents to such extent as shall be authorized by the Board of Directors or the  By-laws of the  Registrant  and be  permitted  by law,  reference  is made to Article  VIII,  Paragraph  (a)(5) of the
Registrant's Articles of Incorporation and Article V of the Registrant's By-laws, both filed herewith.

         With respect to liability of the Investment  Manager to Registrant or to shareholders of Registrant's  Funds under the  Investment  Management  Agreements,  reference is made to Section 13 of each form of Investment  Management  Agreement filed herewith.

         With respect to the Sub-Advisors'  indemnification  under the Sub-Advisory  Agreements of the Investment  Manager,
any  affiliated  person  within the  meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended  (the
"ICA"),  of the  Investment  Manager and each person,  if any, who controls the  Investment  Manager  within the meaning of
Section 15 of the 1933 Act,  as amended  (the "1933  Act"),  reference  is made to Section 14 of each form of  Sub-Advisory
Agreement filed herewith.

         With respect to Registrant's indemnification of American Skandia Marketing, Incorporated (the "Distributor"),  its
officers and  directors and any person who controls the  Distributor  within the meaning of Section 15 of the 1933 Act, and the Distributor's  indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any,  within the meaning of the 1933 Act,  reference  is made to Section 10 of the form of  Underwriting  and  Distribution
Agreement filed herewith.

         Insofar as  indemnification  for liability arising under the 1933 Act may be permitted to directors,  officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Commission  such  indemnification  is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the  Registrant  or expenses  incurred or paid by a director,  officer or  controlling  person of the  Registrant in the successful  defense of any action,  suit or  proceeding) is asserted by such  director,  officer or  controlling  person in connection with the securities being  registered,  the Registrant will, unless in the opinion of its counsel the matter has been  settled  by  controlling  precedent,  submit  to a court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is  against  public  policy  as  expressed  in the  1933  Act and  will  be  governed  by the  final adjudication of such issue.

ITEM 26.          Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

         American Skandia Investment Services,  Incorporated  ("ASISI"),  One Corporate Drive, Shelton,  Connecticut 06484,
serves as the investment  manager to the  Registrant.  Information as to the officers and directors of ASISI is included in
ASISI's Form ADV (File No.  801-40532),  including  the  amendment to such Form ADV filed with the  Commission  on April 4,
2000 and is incorporated herein by reference.

         ASISI currently engages the following  sub-advisors (the "Sub-advisors") to conduct the investment programs of the funds of the  Registrant or the master  portfolios  in which  certain of  Registrant's  funds  invest:  (a) Founders  Asset
Management LLC, Founders Financial Center,  2930 East Third Avenue,  Denver,  Colorado 80206; (b) A I M Capital Management,
Inc.,  11 Greenway  Plaza,  Suite 100,  Houston,  TX 77046 (c) Janus  Capital  Corporation,  100 Fillmore  Street,  Denver,
Colorado 80206-4923;  (d) American Century Investment  Management,  Inc., Twentieth Century Tower, 4500 Main Street, Kansas
City,  Missouri 64111;  (e) Zurich Scudder  Investments,  Inc. , 345 Park Avenue,  New York, NY 10154; (f) GAMCO Investors,
Inc. One  Corporate  Center,  Rye, New York 10580;  (g) Neuberger  Berman  Management  Inc. 605 Third Avenue,  New York, NY
10158; (h) Fred Alger  Management,  Inc., One World Trade Center,  Suite 9333, New York, NY 10048; (i) INVESCO Funds Group,
Inc., 7800 East Union Avenue,  Denver,  Colorado 80217-3706;  (j) Rydex Global Advisors,  6116 Executive  Boulevard,  Suite
400,  Rockville,  MD 20852;  (k) Alliance  Capital  Management  L.P., 1345 Avenue of the Americas,  New York, NY 10105; (l)
Marsico Capital  Management,  LLC, 1200 17th Street,  Denver, CO 80202; (m) T. Rowe Price Associates,  Inc., 100 East Pratt
Street,  Baltimore,  Maryland 21209 (n) Sanford C. Bernstein & Co., Inc.,  LLC, 767 Fifth Avenue,  New York, NY 10153;  (o)
Massachusetts  Financial  Services  Company,  500 Boylston Street,  Boston,  Massachusetts  02116 (p) Federated  Investment
Counseling,  Federated Investors Tower,  Pittsburgh,  Pennsylvania  15222-3779;  (q) Pacific Investment  Management Company
LLC, 840 Newport Center Drive,  Suite 360,  Newport Beach,  California  92660; and (r) J.P. Morgan  Investment  Management,
Inc.,  522  Fifth  Avenue,  New York,  New  York,  10036.  Information  as to the  officers  and  directors  of each of the
Sub-advisors  is  included  in each  Sub-advisor's  current  Form ADV,  as amended  and filed with the  Commission,  and is incorporated herein by reference.

ITEM 27. Principal Underwriter
         ---------------------

         American  Skandia  Marketing,  Incorporated  (the  "Distributor,"  as previously  defined),  One Corporate  Drive,
Shelton,  Connecticut 06484, serves as the principal  underwriter and distributor for the Registrant.  The Distributor is a registered  broker-dealer  and member of the  National  Association  of  Securities  Dealers,  Inc. The  Distributor  is an
"affiliated  person" (as defined under the ICA) of the  Registrant and ASISI,  being a wholly-owned  subsidiary of American
Skandia Incorporated.

         The following table sets forth  information on the current officers and directors of the Distributor,  all of whom have as their principal business address, One Corporate Drive, Shelton, Connecticut 06484:

Name:                                  Position Held with the Distributor:            Position Held with the Registrant:
----                                   ----------------------------------             ---------------------------------

Patricia J. Abram                      Senior Vice Present                            None

Lori Allen                             Vice President                                 None

Kimberly Anderson                      Vice President                                 None

Gordon C. Boronow                      Deputy Chief Executive Officer &               Vice President
                                       Director

Robert Brinkman                        Senior Vice President                          None

Carl Cavaliere                         Vice President                                 None

Kathleen A. Chapman                    Assistant Corporate Secretary                  None

Y.K. Chan                              Senior Vice President, Chief                   None
                                       Information Officer and Director

Lucinda C. Ciccarello                  Vice President, Mutual Funds                   None

Lincoln R. Collins                     Director                                       None

Timothy S. Cronin                      Vice President                                 None

Wade A. Dokken                         President, Chairman, Chief Executive           None
                                       Officer & Director

Jacob Herschler                        Vice President                                 None

Ian Kennedy                            Senior Vice President & Director               None

Thomas M. Mazzaferro                   Executive Vice President,                      Director
                                       Chief Financial Officer & Director

David R. Monroe                        Senior Vice President, Treasurer and           None
                                       Corporate Controller

Michael A. Murray                      Senior Vice President                          None

Brian O'Connor                         Vice President                                 None

Carl E. Oberholtzer                    Vice President                                 None

William O'Loughlin                     Vice President                                 None

M. Priscilla Pannell                   Corporate Secretary                            None

Kathleen A. Pritchard                  Vice President                                 None

Polly Rae                              Vice President                                 None

Hayward L. Sawyer                      Senior Vice President & Director               None

Leslie S. Sutherland                   Vice President                                 None

Amanda C. Sutyak                       Vice President                                 None

Christian A. Thwaites                  Senior Vice President & Director               None

Mary Toumpas                           Vice President & Compliance Director           None

Bayard F. Tracy                        Senior Vice President & Director               None

Deborah G. Ullman                      Senior Vice President & Director               None

Brett M. Winson                        Director                                       None

ITEM 28. Location of Accounts and Records
         --------------------------------

         Records  regarding the  Registrant's  securities  holdings are maintained at Registrant's  Custodians,  PFPC Trust
Company,  Airport Business Center,  International  Court 2, 200 Stevens Drive,  Philadelphia,  Pennsylvania  19113, and The
Chase Manhattan Bank, One Pierrepont  Plaza,  Brooklyn,  New York 11201.  Certain records with respect to the  Registrant's securities  transactions  are maintained at the offices of the various  sub-advisors  to the Registrant.  The  Registrant's corporate  records are maintained at its offices at One Corporate  Drive,  Shelton,  Connecticut  06484.  The  Registrant's
financial  ledgers and similar  financial  records are  maintained  at the  offices of its  Administrator,  PFPC Inc.,  103
Bellevue  Parkway,  Wilmington,  DE 19809.  Certain records  regarding the shareholders of the Registrant are maintained at the offices of the  Registrant's  transfer  agent,  Boston  Financial Data  Services,  Inc.,  Two Heritage  Drive,  Quincy,
Massachusetts 02171.

         All  accounts,  books and other  documents  required to be  maintained  by Section 31(a) of the ICA, and the Rules promulgated  thereunder  with respect to American  Skandia  Master Trust (the "Master  Trust") are maintained at the Master
Trust's offices at One Corporate Drive,  Shelton,  Connecticut  06484, at the offices of the various  sub-advisors,  and at the offices of the above-mentioned Custodians and Administrator.

ITEM 29. Management Services
         -------------------

         None.

ITEM 30. Undertakings
         ------------

         None.

                                                        SIGNATURES
                                                        ----------

         Pursuant  to the  requirements  of the  Securities  Act of 1933  and  the  Investment  Company  Act of  1940,  the
Registrant,  American Skandia Advisor Funds,  Inc., has duly caused this Registration  Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Shelton, and State of Connecticut, on the 15th day of December, 2000.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Secretary

         Pursuant to the requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Jan R. Carendi*                                  President, Principal Executive              12/15/00
-------------------                                                                              --------
Jan R. Carendi                                       Officer & Director

/s/ David E.A. Carson*                               Director                                    12/15/00
----------------------                                                                           --------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Treasurer (Chief Financial and              12/15/00
------------------------                                                                         --------
Richard G. Davy, Jr.                                 Accounting Officer)

/s/ Julian A. Lerner*                                Director                                    12/15/00
---------------------                                                                            --------
Julian A. Lerner

/s/ Thomas M. Mazzaferro*                            Director                                    12/15/00
-------------------------                                                                        --------
Thomas M. Mazzaferro

/s/ Thomas M. O'Brien*                               Director                                    12/15/00
----------------------                                                                           --------
Thomas M. O'Brien

/s/ F. Don Schwartz*                                 Director                                    12/15/00
--------------------                                                                             --------
F. Don Schwartz

                                           *By:   /s/ Susann A. Palumbo
                                                  ---------------------
                                                  Susann A. Palumbo
                                                  Assistant Secretary

                                     *Pursuant to Powers of Attorney previously filed.

                                                        SIGNATURES
                                                        ----------

         Pursuant  to the  requirements  of the  Securities  Act of 1933  and  the  Investment  Company  Act of  1940,  the
Registrant,  American  Skandia Master Trust has duly caused this  Registration  Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Shelton, and State of Connecticut, on the 15th day of December, 2000.

                                                          AMERICAN SKANDIA MASTER TRUST

                                                          By:  /s/ Edward P. Macdonald
                                                               -----------------------
                                                               Edward P. Macdonald
                                                               Secretary

         Pursuant to the requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Jan R. Carendi*                                  President (Chief Executive Officer) &       12/15/00
-------------------                                                                              --------
Jan R. Carendi                                       Trustee

/s/ David E.A. Carson*                               Trustee                                     12/15/00
----------------------                                                                           --------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Vice President (Controller)                 12/15/00
------------------------                                                                         --------
Richard G. Davy, Jr.

/s/ Julian A. Lerner*                                Trustee                                     12/15/00
---------------------                                                                            --------
Julian A. Lerner

/s/ Thomas M. Mazzaferro*                            Trustee                                     12/15/00
-------------------------                                                                        --------
Thomas M. Mazzaferro

/s/Thomas M. O'Brien*                                Trustee                                     12/15/00
---------------------                                                                            --------
Thomas M. O'Brien

/s/ F. Don Schwartz*                                 Trustee                                     12/15/00
--------------------                                                                             --------
F. Don Schwartz

/s/ C. Ake Svensson*                                 Treasurer                                   12/15/00
--------------------                                                                             --------
C. Ake Svensson

                                          *By:    /s/ Susann A. Palumbo
                                                  ---------------------
                                                  Susann A. Palumbo
                                                  Assistant Secretary

                                     *Pursuant to Powers of Attorney previously filed.

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                               Registration Statement Under
                                              The Securities Act of 1933 and
                                            The Investment Company Act of 1940

                                                     INDEX TO EXHIBITS
                                                     -----------------

          Exhibit Number                                                   Description
          --------------                                                   -----------

                  (a)(10)                            Articles Supplementary of Registrant dated September 8, 2000

                  (d)(6)                             Form  of  Investment   Management  Agreement  between  Registrant  and
                                                     American  Skandia  Investment  Services,  Incorporated  for  the  ASAF
                                                     Gabelli Small-Cap Value Fund.

                  (d)(13)                            Form  of  Investment   Management  Agreement  between  Registrant  and
                                                     American  Skandia  Investment  Services,  Incorporated  for  the  ASAF
                                                     INVESCO Health Sciences Fund.

                  (d)(17)                            Form  of  Investment   Management  Agreement  between  Registrant  and
                                                     American  Skandia  Investment  Services,  Incorporated for the ASAF T.
                                                     Rowe Price Tax Managed Fund.

                  (d)(18)                            Form  of  Investment   Management  Agreement  between  Registrant  and
                                                     American  Skandia  Investment  Services,  Incorporated  for  the  ASAF
                                                     Sanford Bernstein Alliance/Bernstein 50/50 Growth + Value Fund.

                  (d)(19)                            Form  of  Investment   Management  Agreement  between  Registrant  and
                                                     American  Skandia  Investment  Services,  Incorporated  for  the  ASAF
                                                     Sanford Bernstein Deep Value Fund.

                  (d)(30)                            Form of Sub-advisory  Agreement  between American  Skandia  Investment
                                                     Services,  Incorporated and GAMCO Investors, Inc. for the ASAF Gabelli
                                                     Small-Cap Value Fund.

                  (d)(37)                            Form of Sub-advisory  Agreement  between American  Skandia  Investment
                                                     Services,  Incorporated  and INVESCO  Funds  Group,  Inc. for the ASAF
                                                     INVESCO Health Sciences Fund.

                  (d)(40)                            Form of Sub-advisory  Agreement  between American  Skandia  Investment
                                                     Services,  Incorporated  and T. Rowe Price  Associates,  Inc.  for the
                                                     ASAF T. Rowe Price Tax Managed Fund.

                  (d)(41)                            Form of Sub-advisory  Agreement  between American  Skandia  Investment
                                                     Services,  Incorporated and Alliance  Capital  Management L.P. for the
                                                     ASAF Alliance/Bernstein 50/50 Value + Growth Fund.

                  (d)(42)                            Form of Sub-advisory  Agreement  between American  Skandia  Investment
                                                     Services,  Incorporated  and Sanford C.  Bernstein & Co.,  LLC for the
                                                     ASAF Alliance/Bernstein 50/50 Value + Growth Fund.

                  (d)(43)                            Form of Sub-advisory  Agreement  between American  Skandia  Investment
                                                     Services,  Incorporated  and Sanford C.  Bernstein & Co.,  LLC for the
                                                     Sanford Bernstein Deep Value Fund.

                  (j)(1)                             Consent of  Independent  Public  Accountants of Registrant and
                                                     American Skandia Master Trust.

                  (o)(1)                             Form of Code of Ethics of Registrant

                  (o)(2)                             Form  of  Code  of  Ethics  of  American  Skandia   Investment
                                                     Services, Incorporated.

                  (o)(3)                             Form  of  Code  of  Ethics  of  American  Skandia   Marketing,
                                                     Incorporated.